UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management

Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Seligman Global Technology Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) Class 1 shares returned 7.54% for the six months ended June 30, 2013.

>	The Fund outperformed its benchmark, the MSCI World Information Technology (IT) Index (Net), which returned 6.01% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	7.54	7.75	5.99	8.56
Class 2	05/01/00	7.38	7.49	5.70	8.33
MSCI World IT Index (Net)		6.01	8.88	4.77	6.55

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World IT Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World IT Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Synopsys, Inc.	7.8
Symantec Corp.	7.7
Lam Research Corp.	5.2
Check Point Software Technologies Ltd.	4.8
Google, Inc., Class A	4.3
Apple, Inc.	4.0
QUALCOMM, Inc.	4.0
EMC Corp.	3.7
NetApp, Inc.	3.5
Broadcom Corp., Class A	3.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	91.7
Consumer Discretionary	0.7
Industrials	1.5
Information Technology	88.5
Telecommunication Services	1.0
Money Market Funds	8.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Richard Parower, CFA

Paul Wick

Ajay Diwan

Benjamin Lu

Semiannual Report 2013	3

Columbia Variable Portfolio – Seligman Global Technology Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,075.40	1,019.62	5.09	4.95	1.00
Class 2	1,000.00	1,000.00	1,073.80	1,018.39	6.36	6.19	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.4%
Issuer	Shares	Value ($)
Consumer Discretionary 0.7%
Diversified Consumer Services 0.2%

LifeLock, Inc.(a)	19,320	226,237

Media 0.5%

News Corp.	14,900	485,740

Total Consumer Discretionary		711,977

Industrials 1.5%
Commercial Services & Supplies 1.1%

Performant Financial Corp.(a)	91,604	1,061,690

Electrical Equipment 0.4%

Nidec Corp.	5,600	391,788

Total Industrials		1,453,478

Information Technology 89.2%
Communications Equipment 8.2%

Aruba Networks, Inc.(a)	56,700	870,912

Cisco Systems, Inc.	109,600	2,664,376

HTC Corp.	103,000	816,062

QUALCOMM, Inc.	58,348	3,563,896

Total		7,915,246

Computers & Peripherals 13.2%

Apple, Inc.	9,000	3,564,720

Electronics for Imaging, Inc.(a)	54,600	1,544,634

EMC Corp.	140,400	3,316,248

NCR Corp.(a)	22,096	728,947

NetApp, Inc.(a)	83,500	3,154,630

Synaptics, Inc.(a)	10,300	397,168

Total		12,706,347

Electronic Equipment, Instruments & Components 0.9%

Kyocera Corp.	8,500	864,840

Internet Software & Services 6.6%

Akamai Technologies, Inc.(a)	5,893	250,747

Equinix, Inc.(a)	6,600	1,219,152

Gogo, Inc.(a)	15,206	212,428

Google, Inc., Class A(a)	4,400	3,873,628

Opera Software ASA	10,404	80,500

Tencent Holdings Ltd.	7,700	300,664

Yahoo!, Inc.(a)	18,500	464,535

Total		6,401,654

IT Services 4.7%

Cognizant Technology Solutions Corp., Class A(a)	5,500	344,355

Global Payments, Inc.	10,600	490,992

Groupe Steria SCA	33,100	457,652

InterXion Holding NV(a)	25,722	672,116

Common Stocks (continued)
Issuer	Shares	Value ($)
Visa, Inc., Class A	2,600	475,150

Western Union Co. (The)	49,400	845,234

WNS Holdings Ltd., ADR(a)	75,417	1,258,710

Total		4,544,209

Semiconductors & Semiconductor Equipment 23.1%

Advanced Micro Devices, Inc.(a)	70,663	288,305

ARM Holdings PLC, ADR	19,100	691,038

Avago Technologies Ltd.	51,500	1,925,070

Broadcom Corp., Class A	91,600	3,092,416

KLA-Tencor Corp.	33,000	1,839,090

Lam Research Corp.(a)	103,900	4,606,926

Lattice Semiconductor Corp.(a)	80,209	406,660

Marvell Technology Group Ltd.	140,182	1,641,531

Maxim Integrated Products, Inc.	17,300	480,594

Micron Technology, Inc.(a)	34,700	497,251

Microsemi Corp.(a)	66,600	1,515,150

NXP Semiconductor NV(a)	31,600	978,968

RDA Microelectronics, Inc.	27,088	300,135

Skyworks Solutions, Inc.(a)	60,141	1,316,486

Teradyne, Inc.(a)	127,500	2,240,175

Tokyo Electron Ltd.	10,900	551,099

Total		22,370,894

Software 32.5%

Application Software 17.8%

BroadSoft, Inc.(a)	18,200	502,320

Citrix Systems, Inc.(a)	38,600	2,328,738

Nuance Communications, Inc.(a)	118,000	2,168,840

PTC, Inc.(a)	107,499	2,636,950

QLIK Technologies, Inc.(a)	7,191	203,290

Salesforce.com, Inc.(a)	32,339	1,234,703

Synopsys, Inc.(a)	194,000	6,935,500

Tangoe, Inc.(a)	44,200	682,006

TiVo, Inc.(a)	43,500	480,675

Total		17,173,022

Systems Software 14.7%

BMC Software, Inc.(a)	31,100	1,403,854

Check Point Software Technologies Ltd.(a)	85,512	4,248,236

Fortinet, Inc.(a)	15,900	278,250

Proofpoint, Inc.(a)	35,800	867,434

Symantec Corp.	305,623	6,867,350

VMware, Inc., Class A(a)	8,700	582,813

Total		14,247,937

Total Software		31,420,959

Total Information Technology		86,224,149

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.0%
Wireless Telecommunication Services 1.0%

SBA Communications Corp., Class A(a)	13,300	985,796

Total Telecommunication Services		985,796

Total Common Stocks
(Cost: $80,108,102)		89,375,400

Money Market Funds 8.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	8,100,419	8,100,419

Total Money Market Funds
(Cost: $8,100,419)		8,100,419

Total Investments
(Cost: $88,208,521)		97,475,819

Other Assets & Liabilities, Net		(764,823)

Net Assets		96,710,996

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,103,792	24,227,873	(23,231,246)	8,100,419	4,833	8,100,419

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	711,977	—	—	711,977

Industrials	1,061,690	391,788	—	1,453,478

Information Technology	83,153,332	3,070,817	—	86,224,149

Telecommunication Services	985,796	—	—	985,796

Total Equity Securities	85,912,795	3,462,605	—	89,375,400

Other

Money Market Funds	8,100,419	—	—	8,100,419

Total Other	8,100,419	—	—	8,100,419

Total	94,013,214	3,462,605	—	97,475,819

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $80,108,102)	$89,375,400

Affiliated issuers (identified cost $8,100,419)	8,100,419

Total investments (identified cost $88,208,521)	97,475,819

Receivable for:

Investments sold	1,791,658

Capital shares sold	215

Dividends	36,546

Reclaims	1,293

Expense reimbursement due from Investment Manager	9,814

Total assets	99,315,345

Liabilities

Payable for:

Investments purchased	2,433,798

Capital shares purchased	38,358

Investment management fees	71,183

Distribution and/or service fees	14,076

Transfer agent fees	4,496

Administration fees	5,994

Compensation of board members	7,777

Other expenses	28,667

Total liabilities	2,604,349

Net assets applicable to outstanding capital stock	$96,710,996

Represented by

Paid-in capital	$85,713,150

Excess of distributions over net investment income	(201,842)

Accumulated net realized gain	1,932,194

Unrealized appreciation (depreciation) on:

Investments	9,267,298

Foreign currency translations	196

Total — representing net assets applicable to outstanding capital stock	$96,710,996

Class 1

Net assets	$24,065,968

Shares outstanding	1,082,461

Net asset value per share	$22.23

Class 2

Net assets	$72,645,028

Shares outstanding	3,353,207

Net asset value per share	$21.66

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$357,677

Dividends — affiliated issuers	4,833

Foreign taxes withheld	(1,193)

Total income	361,317

Expenses:

Investment management fees	446,371

Distribution and/or service fees

Class 2	87,406

Transfer agent fees

Class 1	7,214

Class 2	20,977

Administration fees	37,590

Compensation of board members	6,497

Custodian fees	5,120

Printing and postage fees	19,162

Registration fees	14

Professional fees	21,468

Other	3,921

Total expenses	655,740

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(98,422)

Total net expenses	557,318

Net investment loss	(196,001)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	2,373,288

Foreign currency translations	(17,841)

Net realized gain	2,355,447

Net change in unrealized appreciation (depreciation) on:

Investments	4,671,763

Foreign currency translations	(15)

Net change in unrealized appreciation (depreciation)	4,671,748

Net realized and unrealized gain	7,027,195

Net increase in net assets resulting from operations	$6,831,194

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment loss	$(196,001)	$(385,866)

Net realized gain	2,355,447	2,005,904

Net change in unrealized appreciation (depreciation)	4,671,748	3,259,584

Net increase in net assets resulting from operations	6,831,194	4,879,622

Distributions to shareholders

Net realized gains

Class 1	(230,444)	(47,455)

Class 2	(714,234)	(125,878)

Total distributions to shareholders	(944,678)	(173,333)

Increase (decrease) in net assets from capital stock activity	(1,922,126)	9,719,695

Total increase in net assets	3,964,390	14,425,984

Net assets at beginning of period	92,746,606	78,320,622

Net assets at end of period	$96,710,996	$92,746,606

Excess of distributions over net investment income	$(201,842)	$(5,841)

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	5,843	130,438	10,047	215,847

Distributions reinvested	10,334	230,444	2,357	47,455

Redemptions	(80,047)	(1,767,847)	(159,707)	(3,407,305)

Net decrease	(63,870)	(1,406,965)	(147,303)	(3,144,003)

Class 2 shares

Subscriptions	150,354	3,271,383	1,163,755	24,463,317

Distributions reinvested	32,869	714,234	6,400	125,878

Redemptions	(209,532)	(4,500,778)	(574,403)	(11,725,497)

Net increase (decrease)	(26,309)	(515,161)	595,752	12,863,698

Total net increase (decrease)	(90,179)	(1,922,126)	448,449	9,719,695

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Seligman Global Technology Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$20.87		$19.50	$20.69	$17.91	$11.03	$18.46

Income from investment operations:

Net investment loss	(0.03)		(0.05)	(0.05)	(0.10)	(0.19)	(0.21)

Net realized and unrealized gain (loss)	1.60		1.46	(1.14)	2.88	7.07	(7.22)

Total from investment operations	1.57		1.41	(1.19)	2.78	6.88	(7.43)

Less distributions to shareholders:

Net realized gains	(0.21)		(0.04)	—	—	—	—

Total distributions to shareholders	(0.21)		(0.04)	—	—	—	—

Net asset value, end of period	$22.23		$20.87	$19.50	$20.69	$17.91	$11.03

Total return	7.54%		7.23%	(5.75%)	15.52%	62.38%	(40.25%)

Ratios to average net assets(a)

Total gross expenses	1.21	%(b)	1.21%	1.36%	2.84%	3.86%	3.54%

Total net expenses(c)	1.00	%(b)	1.00%	0.99%	1.30%	1.90%	1.90%

Net investment loss	(0.24	%)(b)	(0.25%)	(0.23%)	(0.57%)	(1.38%)	(1.38%)

Supplemental data

Net assets, end of period (in thousands)	$24,066		$23,922	$25,223	$4,053	$4,022	$2,754

Portfolio turnover	48%		96%	99%	96%	153%	161%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$20.37		$19.07	$20.30	$17.64	$10.88	$18.25

Income from investment operations:

Net investment loss	(0.05)		(0.10)	(0.10)	(0.16)	(0.23)	(0.24)

Net realized and unrealized gain (loss)	1.55		1.44	(1.13)	2.82	6.99	(7.13)

Total from investment operations	1.50		1.34	(1.23)	2.66	6.76	(7.37)

Less distributions to shareholders:

Net realized gains	(0.21)		(0.04)	—	—	—	—

Total distributions to shareholders	(0.21)		(0.04)	—	—	—	—

Net asset value, end of period	$21.66		$20.37	$19.07	$20.30	$17.64	$10.88

Total return	7.38%		7.03%	(6.06%)	15.08%	62.13%	(40.38%)

Ratios to average net assets(a)

Total gross expenses	1.46	%(b)	1.46%	1.59%	3.03%	3.79%	3.71%

Total net expenses(c)	1.25	%(b)	1.25%	1.24%	1.62%	2.15%	2.07%

Net investment loss	(0.48	%)(b)	(0.48%)	(0.48%)	(0.91%)	(1.60%)	(1.55%)

Supplemental data

Net assets, end of period (in thousands)	$72,645		$68,824	$53,098	$1,883	$2,370	$1,159

Portfolio turnover	48%		96%	99%	96%	153%	161%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charge, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains

14	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

(losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the

Semiannual Report 2013	15

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.95% to 0.87% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.95% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $845.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	1.00%
Class 2	1.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $88,209,000 and the

16	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,156,000
Unrealized depreciation	(1,889,000)
Net unrealized appreciation	$9,267,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $42,520,585 and $45,858,945, respectively, for the six months ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, two unaffiliated shareholder accounts owned 82.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Non-Diversified Fund Risk

The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

Technology and Technology-related Investment Risk

The Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were

Semiannual Report 2013	17

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

18	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

Semiannual Report 2013	19

Columbia Variable Portfolio – Seligman Global Technology Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as the addition of talent to the portfolio management team) had been taken or are contemplated to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

20	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Shareholder Meeting Results

(Unaudited)

Special Meeting of Shareholders Held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the “Meeting”), shareholders of the Fund approved two proposals. The first proposal was a change to the Fund’s policy regarding concentration to provide that the Fund will, under normal market conditions, invest at least 25% of its total assets in securities of companies in the technology and related group of industries. The second proposal was the reclassification of the Fund from a “diversified fund” to a “non-diversified fund,” as such terms are defined in the Investment Company Act of 1940, as amended. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on the total number of Fund shares outstanding as of the record date for the Meeting.

Proposal 1. Proposal to change the Fund’s concentration policy

Votes For	Votes Against	Abstentions	Broker Non-Votes
3,741,255	315,644	348,599	0

Proposal 2. Proposal to reclassify the Fund from a “diversified fund” to a “non-diversified fund”

Votes For	Votes Against	Abstentions	Broker Non-Votes
3,770,098	282,461	352,938	0

Semiannual Report 2013	21

Columbia Variable Portfolio – Seligman Global Technology Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

22	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report 2013	23

Columbia Variable Portfolio – Seligman Global Technology Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

24	Semiannual Report 2013

Columbia Variable Portfolio – Seligman Global Technology Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	25

Columbia Variable Portfolio – Seligman Global Technology Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SL-9952 E (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Core Equity Fund

This Fund is closed to new investors.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Core Equity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – Core Equity Fund (the Fund) returned 13.58% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the S&P 500 Index, which returned 13.82% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Columbia Variable Portfolio — Core Equity Fund	09/10/04	13.58	19.85	7.00	5.80
S&P 500 Index		13.82	20.60	7.01	6.34

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract. If performance results included the effect of these additional charges, they would be lower.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Apple, Inc.	3.7
Microsoft Corp.	3.6
Pfizer, Inc.	3.2
JPMorgan Chase & Co.	3.1
Cisco Systems, Inc.	2.7
Citigroup, Inc.	2.5
Comcast Corp., Class A	2.4
Chevron Corp.	2.4
Verizon Communications, Inc.	2.3
Wal-Mart Stores, Inc.	2.2

Percentages	indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	99.7
Consumer Discretionary	11.9
Consumer Staples	10.9
Energy	10.1
Financials	16.3
Health Care	12.8
Industrials	10.5
Information Technology	18.0
Materials	3.1
Telecommunication Services	2.9
Utilities	3.2
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Oliver Buckley

Semiannual Report 2013	3

Columbia Variable Portfolio – Core Equity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.

January 1, 2013 – June 30, 2013

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,135.80	1,022.56	2.09	1.98	0.40

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 11.9%
Internet & Catalog Retail 0.3%

Netflix, Inc.(a)	2,400	506,616

Media 5.9%

Comcast Corp., Class A	108,900	4,560,732

DIRECTV(a)	57,474	3,541,548

Discovery Communications, Inc., Class A(a)	40,400	3,119,284

Total		11,221,564

Multiline Retail 0.1%

Macy’s, Inc.	4,800	230,400

Specialty Retail 5.6%

Gap, Inc. (The)	89,200	3,722,316

Home Depot, Inc. (The)	31,800	2,463,546

Ross Stores, Inc.	17,688	1,146,359

TJX Companies, Inc.	68,900	3,449,134

Total		10,781,355

Total Consumer Discretionary		22,739,935

Consumer Staples 10.8%
Beverages 0.5%

Coca-Cola Enterprises, Inc.	28,116	988,559

Food & Staples Retailing 4.7%

CVS Caremark Corp.	17,400	994,932

Kroger Co. (The)	93,179	3,218,403

Safeway, Inc.	29,000	686,140

Wal-Mart Stores, Inc.	55,701	4,149,167

Total		9,048,642

Food Products 1.7%

Campbell Soup Co.	40,350	1,807,276

General Mills, Inc.	30,900	1,499,577

Total		3,306,853

Household Products 0.2%

Kimberly-Clark Corp.	3,292	319,785

Tobacco 3.7%

Lorillard, Inc.	76,000	3,319,680

Philip Morris International, Inc.	43,729	3,787,806

Total		7,107,486

Total Consumer Staples		20,771,325

Energy 10.1%
Energy Equipment & Services 0.9%

Diamond Offshore Drilling, Inc.	25,000	1,719,750

Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 9.2%

Apache Corp.	11,479	962,285

Chevron Corp.(b)	38,006	4,497,630

ConocoPhillips	68,403	4,138,381

Exxon Mobil Corp.	27,809	2,512,543

Phillips 66	17,900	1,054,489

Tesoro Corp.	29,336	1,534,860

Valero Energy Corp.	83,331	2,897,419

Total		17,597,607

Total Energy		19,317,357

Financials 16.2%
Capital Markets 2.4%

BlackRock, Inc.	4,700	1,207,195

Goldman Sachs Group, Inc. (The)	21,900	3,312,375

Total		4,519,570

Commercial Banks 0.8%

Comerica, Inc.	8,200	326,606

Fifth Third Bancorp	65,300	1,178,665

Total		1,505,271

Consumer Finance 0.2%

SLM Corp.	21,100	482,346

Diversified Financial Services 5.5%

Citigroup, Inc.	98,200	4,710,654

JPMorgan Chase & Co.	110,600	5,838,574

Total		10,549,228

Insurance 5.1%

Aon PLC	29,700	1,911,195

MetLife, Inc.	82,600	3,779,776

Prudential Financial, Inc.	56,700	4,140,801

Total		9,831,772

Real Estate Investment Trusts (REITs) 2.2%

Public Storage	10,100	1,548,633

Simon Property Group, Inc.	16,871	2,664,268

Total		4,212,901

Total Financials		31,101,088

Health Care 12.8%
Biotechnology 2.3%

Amgen, Inc.	9,000	887,940

Celgene Corp.(a)	8,900	1,040,499

Gilead Sciences, Inc.(a)	31,000	1,587,510

Onyx Pharmaceuticals, Inc.(a)	2,400	208,368

Vertex Pharmaceuticals, Inc.(a)	8,600	686,882

Total		4,411,199

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.5%

Becton Dickinson and Co.	24,400	2,411,452

Medtronic, Inc.	44,500	2,290,415

St. Jude Medical, Inc.	43,400	1,980,342

Total		6,682,209

Health Care Providers & Services 1.6%

AmerisourceBergen Corp.	43,600	2,434,188

McKesson Corp.	5,400	618,300

Total		3,052,488

Pharmaceuticals 5.4%

Bristol-Myers Squibb Co.	9,600	429,024

Eli Lilly & Co.	72,789	3,575,396

Mylan, Inc.(a)	12,500	387,875

Pfizer, Inc.	215,092	6,024,727

Total		10,417,022

Total Health Care		24,562,918

Industrials 10.4%
Aerospace & Defense 3.6%

Northrop Grumman Corp.	45,600	3,775,680

Raytheon Co.	48,670	3,218,060

Total		6,993,740

Air Freight & Logistics 1.2%

United Parcel Service, Inc., Class B	25,950	2,244,156

Airlines 0.3%

Southwest Airlines Co.	48,200	621,298

Electrical Equipment 2.2%

Emerson Electric Co.	26,600	1,450,764

Rockwell Automation, Inc.	26,800	2,228,152

Roper Industries, Inc.	4,700	583,834

Total		4,262,750

Industrial Conglomerates 1.4%

Danaher Corp.	38,650	2,446,545

General Electric Co.	13,441	311,697

Total		2,758,242

Machinery 0.4%

Cummins, Inc.	5,500	596,530

Dover Corp.	2,500	194,150

Total		790,680

Professional Services 0.8%

Dun & Bradstreet Corp. (The)	15,100	1,471,495

Road & Rail 0.5%

Union Pacific Corp.	5,800	894,824

Total Industrials		20,037,185

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 18.0%
Communications Equipment 3.0%

Cisco Systems, Inc.	213,600	5,192,616

QUALCOMM, Inc.	7,900	482,532

Total		5,675,148

Computers & Peripherals 3.7%

Apple, Inc.	18,032	7,142,115

Internet Software & Services 1.6%

Google, Inc., Class A(a)	2,925	2,575,082

VeriSign, Inc.(a)	11,000	491,260

Total		3,066,342

IT Services 2.1%

Mastercard, Inc., Class A	7,200	4,136,400

Semiconductors & Semiconductor Equipment 1.6%

KLA-Tencor Corp.	17,300	964,129

NVIDIA Corp.	149,600	2,098,888

Total		3,063,017

Software 6.0%

CA, Inc.	15,200	435,176

Microsoft Corp.	200,812	6,934,038

Oracle Corp.	113,800	3,495,936

VMware, Inc., Class A(a)	8,695	582,478

Total		11,447,628

Total Information Technology		34,530,650

Materials 3.1%
Chemicals 2.9%

CF Industries Holdings, Inc.	15,308	2,625,322

Eastman Chemical Co.	29,300	2,051,293

LyondellBasell Industries NV, Class A	13,200	874,632

Total		5,551,247

Paper & Forest Products 0.2%

International Paper Co.	8,800	389,928

Total Materials		5,941,175

Telecommunication Services 2.9%
Diversified Telecommunication Services 2.9%

AT&T, Inc.	37,391	1,323,641

Verizon Communications, Inc.	85,531	4,305,631

Total		5,629,272

Total Telecommunication Services		5,629,272

Utilities 3.2%
Electric Utilities 1.0%

American Electric Power Co., Inc.	41,100	1,840,458

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power Producers & Energy Traders 0.8%

AES Corp. (The)	123,141	1,476,461

Multi-Utilities 1.4%

Ameren Corp.	6,200	213,528

Public Service Enterprise Group, Inc.	78,084	2,550,223

Total		2,763,751

Total Utilities		6,080,670

Total Common Stocks
(Cost: $156,240,762)		190,711,575

Money Market Funds 0.3%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.109%(c)(d)	605,105	605,105

Total Money Market Funds
(Cost: $605,105)		605,105

Total Investments
(Cost: $156,845,867)		191,316,680

Other Assets & Liabilities, Net		590,194

Net Assets		191,906,874

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	5	399,825	September 2013	—	187

S&P 500 Index	3	1,199,475	September 2013	—	(26,210)

Total				—	(26,023)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2013, investments in securities included securities valued at $2,408,219 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,550,649	8,985,796	(9,931,340)	605,105	744	605,105

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	22,739,935	—	—	22,739,935
Consumer Staples	20,771,325	—	—	20,771,325
Energy	19,317,357	—	—	19,317,357
Financials	31,101,088	—	—	31,101,088
Health Care	24,562,918	—	—	24,562,918
Industrials	20,037,185	—	—	20,037,185
Information Technology	34,530,650	—	—	34,530,650
Materials	5,941,175	—	—	5,941,175
Telecommunication Services	5,629,272	—	—	5,629,272
Utilities	6,080,670	—	—	6,080,670

Total Equity Securities	190,711,575	—	—	190,711,575

Other
Money Market Funds	605,105	—	—	605,105

Total Other	605,105	—	—	605,105

Investments in Securities	191,316,680	—	—	191,316,680
Derivatives
Liabilities
Futures Contracts	(26,023)	—	—	(26,023)

Total	191,290,657	—	—	191,290,657

See	the Portfolio of Investments for all investment classifications not indicated in the table.

There	were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative	instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $156,240,762)	$190,711,575

Affiliated issuers (identified cost $605,105)	605,105

Total investments (identified cost $156,845,867)	191,316,680

Receivable for:

Investments sold	4,862,012

Dividends	88,007

Expense reimbursement due from Investment Manager	6,731

Total assets	196,273,430

Liabilities

Payable for:

Investments purchased	4,009,236

Capital shares purchased	257,007

Variation margin on futures contracts	6,093

Investment management fees	60,050

Compensation of board members	13,414

Other expenses	20,756

Total liabilities	4,366,556

Net assets applicable to outstanding capital stock	$191,906,874

Represented by

Partners’ capital	$191,906,874

Total — representing net assets applicable to outstanding capital stock	$191,906,874

Shares outstanding	17,662,691

Net asset value per share	$10.87

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Core Equity Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,069,588

Dividends — affiliated issuers	744

Foreign taxes withheld	(1,549)

Total income	2,068,783

Expenses:

Investment management fees	376,362

Compensation of board members	8,025

Custodian fees	9,556

Printing and postage fees	10,333

Professional fees	13,121

Other	4,278

Total expenses	421,675

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(45,230)

Total net expenses	376,445

Net investment income	1,692,338

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	14,139,657

Futures contracts	242,523

Net realized gain	14,382,180

Net change in unrealized appreciation (depreciation) on:

Investments	8,053,657

Futures contracts	(41,006)

Net change in unrealized appreciation (depreciation)	8,012,651

Net realized and unrealized gain	22,394,831

Net increase in net assets resulting from operations	$24,087,169

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$1,692,338	$3,693,131

Net realized gain	14,382,180	19,335,716

Net change in unrealized appreciation (depreciation)	8,012,651	5,608,692

Net increase in net assets resulting from operations	24,087,169	28,637,539

Increase (decrease) in net assets from capital stock activity	(13,046,750)	(22,996,033)

Total increase in net assets	11,040,419	5,641,506

Net assets at beginning of period	180,866,455	175,224,949

Net assets at end of period	$191,906,874	$180,866,455

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Core Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	3,430	35,457	8,814	81,514

Redemptions	(1,240,118)	(13,082,207)	(2,497,188)	(23,077,547)

Total decrease	(1,236,688)	(13,046,750)	(2,488,374)	(22,996,033)

Total net decrease	(1,236,688)	(13,046,750)	(2,488,374)	(22,996,033)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$9.57		$8.19	$7.65	$6.55	$5.27	$10.30

Income from investment operations

Net investment income (loss)	0.09		0.18	0.16	0.17	0.12	0.17

Net realized and unrealized gain (loss)	1.21		1.20	0.38	0.93	1.16	(4.01)

Total from investment operations	1.30		1.38	0.54	1.10	1.28	(3.84)

Less distributions to shareholders from:

Net investment income	—		—	—	—	—	(0.02)

Net realized gains	—		—	—	—	—	(1.17)

Total distributions to shareholders	—		—	—	—	—	(1.19)

Net asset value, end of period	$10.87		$9.57	$8.19	$7.65	$6.55	$5.27

Total return	13.58%		16.85%	7.06%	16.76%	24.40%	(41.62%)

Ratios to average net assets(a)

Total gross expenses	0.45	%(b)	0.46%	0.46%	0.45%	0.44%	0.48%

Total net expenses(c)	0.40	%(b)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	1.80	%(b)	1.98%	2.02%	2.44%	2.25%	2.07%

Supplemental data

Net assets, end of period (in thousands)	$191,907		$180,866	$175,225	$186,322	$186,836	$174,866

Portfolio turnover	32%		79%	52%	109%	76%	103%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as

14	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Semiannual Report 2013	15

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact and the location of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	187	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	26,210	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	242,523
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(41,006)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	34

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually.

16	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.40% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $985.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2013	17

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $61,313,376 and $72,238,525, respectively, for the six months ended June 30, 2013.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, RiverSource Life Insurance Company, an affiliate of the Fund, owned 100.0% of the Fund’s shares. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

18	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	19

Columbia Variable Portfolio – Core Equity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Core Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

20	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board observed that the Fund is closed to new investors. The Board also considered that the IMS Agreement provides for a unified asset-based fee and requires Columbia Management to provide investment management and other services, including administrative and transfer agency services.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013	21

Columbia Variable Portfolio – Core Equity Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

22	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report 2013	23

Columbia Variable Portfolio – Core Equity Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

24	Semiannual Report 2013

Columbia Variable Portfolio – Core Equity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	25

Columbia Variable Portfolio – Core Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6350 L (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Emerging Markets Bond Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund) Class 2 shares returned -7.60% for the six months ended June 30, 2013.

>	The Fund outperformed its benchmark, the JPMorgan Emerging Markets Bond Index — Global, which returned -8.22% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class 1	04/30/12	-7.52	4.72	2.73
Class 2	04/30/12	-7.60	4.52	2.53
JPMorgan Emerging Markets Bond Index-Global		-8.22	1.24	1.67

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio Overview

(Unaudited)

Country Breakdown (%) (at June 30, 2013)
Argentina	2.3
Bolivia	0.4
Brazil	6.2
Colombia	5.5
Dominican Republic	2.3
El Salvador	0.5
Georgia	0.5
Guatemala	0.7
Hungary	1.1
Indonesia	8.4
Kazakhstan	2.5
Lithuania	1.3
Luxembourg	0.2
Mexico	8.8
Morocco	0.8
Panama	0.1
Peru	2.6
Philippines	1.3
Poland	1.0
Qatar	1.0
Republic of Namibia	1.1
Republic of the Congo	0.4
Romania	2.4
Russian Federation	15.6
Slovenia	0.5
South Africa	0.4
South Korea	1.1
Supra-National	0.1
Trinidad and Tobago	1.3
Turkey	6.3
Ukraine	1.2
United Arab Emirates	1.5
United States (a)	5.4
Uruguay	5.2
Venezuela	9.7
Zambia	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Jim Carlen, CFA

Henry Stipp, PhD

Semiannual Report 2013	3

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at June 30, 2013)
AA rating	2.5
A rating	8.8
BBB rating	63.5
BB rating	7.9
B rating	15.0
Non-investment grade	0.2
Not rated	2.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

4	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	924.80	1,021.14	3.26	3.42	0.69
Class 2	1,000.00	1,000.00	924.00	1,019.76	4.58	4.80	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013	5

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 9.5%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Brazil 1.7%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	11,300,000	5,038,878

Samarco Mineracao SA Senior Unsecured(b)
11/01/22	4.125%		1,000,000	901,475

Vale SA Senior Unsecured
09/11/42	5.625%		1,000,000	872,391

Total				6,812,744

Colombia 1.1%
BanColombia SA Senior Unsecured
06/03/21	5.950%		1,610,000	1,710,625

Banco de Bogota SA Senior Unsecured(b)
01/15/17	5.000%		1,700,000	1,756,852

Grupo Aval Ltd.(b)
09/26/22	4.750%		1,000,000	940,000

Total				4,407,477

Kazakhstan 0.3%
Zhaikmunai LP
11/13/19	7.125%		1,139,000	1,141,847

Luxembourg 0.2%
Cosan Luxembourg SA(b)
03/14/18	9.500%	BRL	2,000,000	833,202

Mexico 0.6%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	20,000,000	1,494,802

Grupo Televisa SAB Senior Unsecured
05/14/43	7.250%	MXN	14,630,000	957,601

Total				2,452,403

Peru 0.3%
Corp. Azucarera del Peru SA(b)
08/02/22	6.375%		1,300,000	1,311,669

Russian Federation 3.5%
EDC Finance Ltd.(b)
04/17/20	4.875%		600,000	549,582

Lukoil International Finance BV(b)
11/09/20	6.125%		4,250,000	4,520,833

Novatek Finance Ltd.(b) Senior Unsecured
02/21/17	7.750%	RUB	58,300,000	1,746,307
02/03/21	6.604%		2,650,000	2,807,359

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Sibur Securities Ltd.(b)
01/31/18	3.914%		1,500,000	1,388,004

VimpelCom Holdings BV(b)
02/13/18	9.000%	RUB	47,600,000	1,435,701
03/01/22	7.504%		1,260,000	1,304,100

Total				13,751,886

Turkey 0.6%
Turkiye Sise ve Cam Fabrikalari AS(b)
05/09/20	4.250%		2,400,000	2,174,376

Ukraine 1.0%
MHP SA(b)
04/29/15	10.250%		555,000	579,975
04/02/20	8.250%		3,900,000	3,474,225

Total				4,054,200

United States 0.2%
Industrial Senior Trust(b)
11/01/22	5.500%		1,000,000	940,000

Total Corporate Bonds & Notes
(Cost: $40,845,503)				37,879,804

Inflation-Indexed Bonds(a) 4.5%
Uruguay 4.5%
Uruguay Government International Bond
06/26/37	3.700%	UYU	12,912,416	680,281
Senior Unsecured
12/15/28	4.375%	UYU	304,789,452	17,337,126

Total				18,017,407

Total Inflation-Indexed Bonds
(Cost: $16,349,043)				18,017,407

Foreign Government Obligations(a) 79.5%
Argentina 2.2%
Argentina Boden Bonds
10/03/15	7.000%		3,380,000	2,932,150

Argentina Bonar Bonds
04/17/17	7.000%		4,500,000	3,453,750

City of Buenos Aires Senior Unsecured(b)
03/01/17	9.950%		2,288,000	1,979,120

Provincia de Buenos Aires Senior Unsecured(b)
01/26/21	10.875%		900,000	598,500

Total				8,963,520

Bolivia 0.4%
Bolivian Government International Bond(b)
10/29/22	4.875%		1,900,000	1,750,775

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Brazil 4.4%
Brazilian Government International Bond Senior Unsecured
01/05/24	8.500%	BRL	2,858,000	1,178,372

Centrais Eletricas Brasileiras SA Senior Unsecured(b)
10/27/21	5.750%		4,400,000	4,257,000

Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	2,000,000	882,656

Petrobras Global Finance BV
05/20/23	4.375%		2,000,000	1,834,684

Petrobras International Finance Co.
03/15/19	7.875%		2,100,000	2,428,362
01/27/21	5.375%		4,420,000	4,470,909
01/20/40	6.875%		2,390,000	2,412,650

Total				17,464,633

Colombia 4.3%
Colombia Government International Bond Senior Unsecured
06/28/27	9.850%	COP	1,596,000,000	1,091,056
01/18/41	6.125%		4,410,000	4,837,696

Corporación Andina de Fomento
06/15/22	4.375%		789,000	803,430

Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	1,000,000,000	569,645

Empresa de Energia de Bogota SA Senior Unsecured(b)
11/10/21	6.125%		3,800,000	3,938,285

Empresas Publicas de Medellin ESP Senior Unsecured(b)
02/01/21	8.375%	COP	8,500,000,000	4,732,826

Transportadora de Gas Internacional SA ESP Senior Unsecured(b)
03/20/22	5.700%		1,267,000	1,303,741

Total				17,276,679

Dominican Republic 2.2%
Banco de Reservas de La Republica Dominicana Subordinated Notes(b)
02/01/23	7.000%		1,050,000	1,050,000

Dominican Republic International Bond(b) Senior Unsecured
05/06/21	7.500%		4,100,000	4,413,042
04/18/24	5.875%		500,000	480,780
04/20/27	8.625%		2,650,000	3,034,250

Total				8,978,072

El Salvador 0.5%
El Salvador Government International Bond Senior Unsecured(b)
04/10/32	8.250%		1,760,000	1,834,800

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Georgia 0.5%
Georgian Railway JSC Senior Unsecured(b)
07/11/22	7.750%		1,675,000	1,854,753

Guatemala 0.6%
Guatemala Government Bond Senior Unsecured(b)
06/06/22	5.750%		2,550,000	2,588,250

Hungary 1.1%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		2,830,000	2,975,111

Magyar Export-Import Bank RT(b)
02/12/18	5.500%		1,500,000	1,425,798

Total				4,400,909

Indonesia 8.3%
Indonesia Government International Bond(b) Senior Unsecured
05/05/21	4.875%		1,550,000	1,592,831
01/17/38	7.750%		4,160,000	5,137,600

Indonesia Treasury Bond Senior Unsecured
06/15/15	9.500%	IDR	6,000,000,000	637,254
07/15/17	10.000%	IDR	16,597,000,000	1,877,071
09/15/19	11.500%	IDR	24,050,000,000	2,969,166
11/15/20	11.000%	IDR	11,717,000,000	1,446,883
09/15/24	10.000%	IDR	19,530,000,000	2,337,689

PT Pertamina Persero(b) Senior Unsecured
05/03/22	4.875%		6,300,000	6,032,250
05/20/23	4.300%		1,000,000	925,000
05/03/42	6.000%		2,460,000	2,300,100

PT Perusahaan Listrik Negara Senior Unsecured(b)
11/22/21	5.500%		8,050,000	7,738,523

Total				32,994,367

Kazakhstan 2.2%
KazMunayGas National Co. JSC(b)
07/02/18	9.125%		2,520,000	3,011,400
05/05/20	7.000%		3,840,000	4,295,654
Senior Unsecured
04/30/23	4.400%		750,000	691,199
04/30/43	5.750%		1,000,000	888,922

Total				8,887,175

Lithuania 1.2%
Lithuania Government International Bond Senior Unsecured(b)
03/09/21	6.125%		4,500,000	5,001,142

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Mexico 8.0%
Comision Federal de Electricidad Senior Unsecured(b)
02/14/42	5.750%		2,080,000	1,924,000

Mexican Bonos
12/15/16	7.250%	MXN	1,600,000	1,330,866
06/10/21	6.500%	MXN	1,000	814
06/09/22	6.500%	MXN	12,927,000	10,504,880
06/03/27	7.500%	MXN	10,119,000	8,746,450

Petroleos Mexicanos
06/02/41	6.500%		6,640,000	6,855,800
06/27/44	5.500%		3,100,000	2,790,000

Total				32,152,810

Morocco 0.8%
Morocco Government International Bond Senior Unsecured(b)
12/11/22	4.250%		3,500,000	3,085,773

Panama 0.1%
Ena Norte Trust Pass-Through Certificates(b)
04/25/23	4.950%		489,673	497,490

Peru 2.3%
Corporacion Financiera de Desarrollo SA Senior Unsecured(b)
02/08/22	4.750%		2,603,000	2,580,731

Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates(b)(c)
05/31/18	0.000%		3,039,268	2,722,437

Peruvian Government International Bond Senior Unsecured
11/18/50	5.625%		2,520,000	2,595,600

Peruvian Government International Bond(b) Senior Unsecured
08/12/26	8.200%	PEN	2,618,000	1,149,398

Total				9,048,166

Philippines 1.3%
Philippine Government International Bond Senior Unsecured
01/15/21	4.950%	PHP	50,000,000	1,199,393
03/30/26	5.500%		1,130,000	1,288,200

Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
12/02/24	7.390%		2,080,000	2,521,724

Total				5,009,317

Poland 1.0%
Poland Government International Bond Senior Unsecured
04/21/21	5.125%		3,700,000	4,033,000

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Qatar 1.0%
Qatar Government International Bond(b) Senior Unsecured
01/20/22	4.500%		2,830,000	3,035,175
01/20/40	6.400%		760,000	891,100

Total				3,926,275

Republic of Namibia 1.0%
Namibia International Bonds Senior Unsecured(b)
11/03/21	5.500%		4,130,000	4,171,300

Republic of the Congo 0.4%
Republic of Congo Senior Unsecured(d)
06/30/29	3.500%		1,786,950	1,447,429

Romania 2.4%
Romania Government Bond
07/26/17	5.900%	RON	11,490,000	3,363,908
11/28/18	5.600%	RON	6,210,000	1,818,091

Romanian Government International Bond Senior Unsecured(b)
02/07/22	6.750%		3,816,000	4,232,051

Total				9,414,050

Russian Federation 12.0%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured(b)
09/19/22	4.375%		2,000,000	1,807,960

Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured
11/22/16	6.212%		2,080,000	2,243,696
03/07/22	6.510%		7,300,000	7,719,750
08/16/37	7.288%		2,020,000	2,161,400

Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured(b)
12/27/17	5.298%		4,850,000	4,943,062

Russian Foreign Bond — Eurobond(b) Senior Unsecured
03/10/18	7.850%	RUB	40,000,000	1,269,165
04/04/42	5.625%		4,200,000	4,368,000

Russian Foreign Bond — Eurobond(b)(d) Senior Unsecured
03/31/30	7.500%		5,006,400	5,863,746

Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	212,700,000	6,483,365

Sberbank of Russia Via SB Capital SA Senior Unsecured
06/16/21	5.717%		1,100,000	1,122,000

Sberbank of Russia Via SB Capital SA(b) Senior Unsecured
02/07/22	6.125%		4,300,000	4,461,627

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
VTB Bank OJSC Via VTB Capital SA Senior Unsecured(b)
04/12/17	6.000%		1,500,000	1,560,000

Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/22/25	6.800%		3,650,000	3,905,500

Total				47,909,271

Slovenia 0.5%
Slovenia Government Bond(b)
05/10/23	5.850%		2,147,000	1,999,961

South Africa 0.4%
Transnet SOC Ltd. Senior Unsecured(b)
07/26/22	4.000%		1,800,000	1,550,437

South Korea 1.1%
Export-Import Bank of Korea Senior Unsecured
09/15/21	4.375%		3,270,000	3,314,109

Export-Import Bank of Korea(b)
02/15/15	5.000%	IDR	12,500,000,000	1,196,928

Total				4,511,037

Supra-National 0.1%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	12,600,000	385,406

Trinidad and Tobago 1.3%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%		4,200,000	5,172,056

Turkey 5.7%
Export Credit Bank of Turkey Senior Unsecured(b)
04/24/19	5.875%		4,410,000	4,502,085

Turkey Government International Bond
03/25/22	5.125%		750,000	768,750
Senior Unsecured
03/30/21	5.625%		10,350,000	11,048,625
03/17/36	6.875%		5,860,000	6,533,900

Total				22,853,360

Ukraine 0.2%
Ukraine Government International Bond Senior Unsecured(b)
02/23/21	7.950%		900,000	810,881

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 1.5%
Abu Dhabi National Energy Co. Senior Unsecured(b)
12/13/21	5.875%	5,420,000	6,024,596

Uruguay 0.6%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	510,000	643,875
11/20/45	4.125%	2,200,000	1,793,000

Total			2,436,875

Venezuela 9.6%
Petroleos de Venezuela SA
04/12/17	5.250%	3,650,000	2,974,750
11/02/17	8.500%	9,523,000	8,725,449
11/17/21	9.000%	7,675,051	6,447,043
Senior Unsecured
10/28/15	5.000%	7,818,182	6,860,454

Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	15,900,000	13,236,750

Total			38,244,446

Zambia 0.3%
Zambia Government International Bond(b)
09/20/22	5.375%	1,200,000	1,057,596

Total Foreign Government Obligations
(Cost: $325,850,358)			317,736,607

Money Market Funds 5.1%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(e)(f)		20,222,322	20,222,322

Total Money Market Funds
(Cost: $20,222,322)			20,222,322

Total Investments
(Cost: $403,267,226)			393,856,140

Other Assets & Liabilities, Net			5,412,788

Net Assets			399,268,928

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2013

Counterparty	Exchange Date	Currency to be Delivered			Currency to be Received			Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	July 10, 2013	86,468,000	(CZK	)	4,405,137	(USD	)	78,506	—

Standard Chartered Bank	July 16, 2013	6,465,282,000	(COP	)	3,402,959	(USD	)	43,663	—

Goldman, Sachs & Co.	July 19, 2013	2,111,964	(USD	)	6,768,000	(PLN	)	—	(77,320)

Citigroup Global Markets Inc.	July 26, 2013	1,659,353	(USD	)	53,469,000	(RUB	)	—	(37,152)

J.P. Morgan Securities, Inc.	July 26, 2013	864,000	(SGD	)	687,378	(USD	)	5,687	—

Goldman, Sachs & Co.	July 31, 2013	554,000	(SGD	)	435,158	(USD	)	—	(1,949)

Deutsche Bank	August 1, 2013	2,927,900	(USD	)	9,340,000	(MYR	)	6,900	—

Total								134,756	(116,421)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $188,949,826 or 47.32% of net assets.

(c)	Zero coupon bond.

(d)	Variable rate security.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,017,473	55,812,194	(42,607,345)	20,222,322	9,094	20,222,322

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgits
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romania, New Lei
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	37,879,804	—	37,879,804

Inflation-Indexed Bonds	—	18,017,407	—	18,017,407

Foreign Government Obligations	—	317,736,607	—	317,736,607

Total Bonds	—	373,633,818	—	373,633,818

Other

Money Market Funds	20,222,322	—	—	20,222,322

Total Other	20,222,322	—	—	20,222,322

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Securities	20,222,322	373,633,818	—	393,856,140
Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	134,756	—	134,756

Liabilities

Forward Foreign Currency Exchange Contracts	—	(116,421)	—	(116,421)

Total	20,222,322	373,652,153	—	393,874,475

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Foreign Government Obligations ($)
Balance as of December 31, 2012	3,008,876

Accrued discounts/premiums	—

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)(a)	—

Sales	—

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	(3,008,876)

Balance as of June 30, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $383,044,904)	$373,633,818

Affiliated issuers (identified cost $20,222,322)	20,222,322

Total investments (identified cost $403,267,226)	393,856,140

Foreign currency (identified cost $1,233,220)	1,232,587

Unrealized appreciation on forward foreign currency exchange contracts	134,756

Receivable for:

Capital shares sold	922

Dividends	1,551

Interest	5,002,447

Reclaims	179,296

Total assets	400,407,699

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	116,421

Payable for:

Capital shares purchased	785,760

Investment management fees	167,273

Distribution and/or service fees	197

Transfer agent fees	18,936

Administration fees	22,093

Compensation of board members	6,281

Expense reimbursement due to Investment Manager	7

Other expenses	21,803

Total liabilities	1,138,771

Net assets applicable to outstanding capital stock	$399,268,928

Represented by

Paid-in capital	$404,753,268

Undistributed net investment income	787,265

Accumulated net realized gain	3,166,095

Unrealized appreciation (depreciation) on:

Investments	(9,411,086)

Foreign currency translations	(44,949)

Forward foreign currency exchange contracts	18,335

Total — representing net assets applicable to outstanding capital stock	$399,268,928

Class 1

Net assets	$398,036,302

Shares outstanding	41,108,140

Net asset value per share	$9.68

Class 2

Net assets	$1,232,626

Shares outstanding	127,143

Net asset value per share	$9.69

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$9,094

Interest	12,252,543

Foreign taxes withheld	(14,310)

Total income	12,247,327

Expenses:

Investment management fees	1,101,425

Distribution and/or service fees

Class 2	293

Transfer agent fees

Class 1	124,617

Class 2	70

Administration fees	145,471

Compensation of board members	9,296

Custodian fees	17,335

Printing and postage fees	5,471

Professional fees	17,964

Other	16,154

Total expenses	1,438,096

Net investment income	10,809,231

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	3,529,343

Foreign currency translations	(991)

Forward foreign currency exchange contracts	(133,161)

Net realized gain	3,395,191

Net change in unrealized appreciation (depreciation) on:

Investments	(46,596,856)

Foreign currency translations	(51,158)

Forward foreign currency exchange contracts	(17,764)

Foreign capital gains tax	42,895

Net change in unrealized appreciation (depreciation)	(46,622,883)

Net realized and unrealized loss	(43,227,692)

Net decrease in net assets from operations	$(32,418,461)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012(a)
Operations

Net investment income	$10,809,231	$13,040,674

Net realized gain	3,395,191	2,813,910

Net change in unrealized appreciation (depreciation)	(46,622,883)	37,185,183

Net increase (decrease) in net assets resulting from operations	(32,418,461)	53,039,767

Distributions to shareholders

Net investment income

Class 1	(13,097,212)	(10,499,989)

Class 2	(22,338)	(64)

Net realized gains

Class 1	(2,485,003)	—

Class 2	(7,607)	—

Total distributions to shareholders	(15,612,160)	(10,500,053)

Increase (decrease) in net assets from capital stock activity	30,393,651	374,346,184

Total increase (decrease) in net assets	(17,636,970)	416,885,898

Net assets at beginning of period	416,905,898	20,000

Net assets at end of period	$399,268,928	$416,905,898

Undistributed net investment income	$787,265	$3,097,584

(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	3,869,713	41,125,112	41,896,603	411,268,072

Distributions reinvested	1,561,458	15,582,215	988,051	10,499,989

Redemptions	(2,651,950)	(27,659,395)	(4,557,485)	(47,421,941)

Net increase	2,779,221	29,047,932	38,327,169	374,346,120

Class 2 shares

Subscriptions	124,208	1,320,016	—	—

Distributions reinvested	3,106	29,945	6	64

Redemptions	(427)	(4,242)	—	—

Net increase	126,887	1,345,719	6	64

Total net increase	2,906,108	30,393,651	38,327,175	374,346,184

(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.88		$10.00

Income from investment operations:

Net investment income	0.27		0.35

Net realized and unrealized gain (loss)	(1.08)		0.80

Total from investment operations	(0.81)		1.15

Less distributions to shareholders:

Net investment income	(0.33)		(0.27)

Net realized gains	(0.06)		—

Total distributions to shareholders	(0.39)		(0.27)

Net asset value, end of period	$9.68		$10.88

Total return	(7.52%)		11.58%

Ratios to average net assets(b)

Total gross expenses	0.69	%(c)	0.70	%(c)

Total net expenses(d)	0.69	%(c)	0.70	%(c)

Net investment income	5.20	%(c)	5.09	%(c)

Supplemental data

Net assets, end of period (in thousands)	$398,036		$416,903

Portfolio turnover	9%		21%

Notes to Financial Highlights

(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Variable Portfolio – Emerging Markets Bond Fund

Financial Highlights (continued)

Class 2	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.88		$10.00

Income from investment operations:

Net investment income	0.26		0.32

Net realized and unrealized gain (loss)	(1.08)		0.81

Total from investment operations	(0.82)		1.13

Less distributions to shareholders:

Net investment income	(0.31)		(0.25)

Net realized gains	(0.06)		—

Total distributions to shareholders	(0.37)		(0.25)

Net asset value, end of period	$9.69		$10.88

Total return	(7.60%)		11.42%

Ratios to average net assets(b)

Total gross expenses	0.97	%(c)	0.95	%(c)

Total net expenses(d)	0.97	%(c)	0.95	%(c)

Net investment income	5.23	%(c)	4.64	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,233		$3

Portfolio turnover	9%		21%

Notes to Financial Highlights

(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s

Semiannual Report 2013	19

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and

20	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2013:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward foreign currency exchange contracts	134,756	—	134,756	—	—	—	134,756

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward foreign currency exchange contracts	116,421	—	116,421	—	—	—	116,421

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.

Semiannual Report 2013	21

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	134,756

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	116,421

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(133,161)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(17,764)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	38

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

22	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.530% to 0.353% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.53% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $1,330.

Other expenses also include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and

Semiannual Report 2013	23

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	0.73%	0.87%
Class 2	0.98	1.12

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $403,267,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 7,607,000
Unrealized depreciation	(17,018,000)
Net unrealized depreciation	$(9,411,000)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $49,929,816 and $37,946,369, respectively, for the six months ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 99.7% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of

24	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of

$10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	25

Columbia Variable Portfolio – Emerging Markets Bond Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

26	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund from its date of inception through December 31, 2012, including performance information relative to the performance of a benchmark index. Because the Fund did not have a complete year of performance from its date of inception, the Board did not have information regarding the percentile ranking of the Fund’s performance relative to the returns of a group of comparable funds. However, the Board expected to consider, in connection with their next review and consideration of the continuation of the Advisory Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of a benchmark and a group of comparable funds, as determined by an independent third party data provider.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: (i) the Funds’ standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2013	27

Columbia Variable Portfolio – Emerging Markets Bond Fund

Approval of Investment Management Services Agreement (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

28	Semiannual Report 2013

Columbia Variable Portfolio – Emerging Markets Bond Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	29

Columbia Variable Portfolio – Emerging Markets Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6537 D (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (formerly, Columbia Variable Portfolio – Managed Volatility Fund)

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of affiliated insurance companies. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (the Fund) Class 2 shares returned 4.58% for the six-month period ended June 30, 2013.

>	The Fund outperformed both its Blended Index, which returned 4.25%, and the Barclays U.S. Aggregate Bond Index, which returned -2.44% during the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class 2	04/19/12	4.58	8.70	6.14
Blended Index		4.25	9.62	7.90
Barclays U.S. Aggregate Bond Index		-2.44	-0.69	0.32

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index, established by the Investment Manager, consists of a 50% weighting of the Barclays U.S. Aggregate Bond Index, a 26% weighting of the S&P 500 Index, a 15% weighting of the MSCI EAFE Index (Net) and a 9% weighting of the Russell 2000 Index. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio Overview

(Unaudited)

Portfolio Allocation (%) (at June 30, 2013)
Allocations to Underlying Funds
Underlying Funds: Equity	37.7
International	10.3
U.S. Large Cap	17.6
U.S. Mid Cap	6.3
U.S. Small Cap	3.5
Underlying Funds: Fixed Income	28.3
Floating Rate	1.4
Global Bond	2.0
High Yield	1.7
Inflation Protected Securities	2.8
Investment Grade	18.5
Multisector	1.9
Allocations to Tactical Assets
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	17.1
Exchange-Traded Funds	8.2
Residential Mortgage-Backed Securities — Agency	7.1
Options Purchased Puts	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in an affiliated money market fund (amounting to $706.1 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Todd White

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Melda Mergen, CFA, CAIA

Kent Bergene

Semiannual Report 2013	3

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract, if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your variable annuity contract, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,045.80	1,022.12	2.46	2.43	0.49	5.07	5.01	1.01

Expenses paid during the period are equal to the Fund’s annualized expense ratio for Class 2 as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 40.0%
	Shares	Value ($)
International 10.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1(a)	2,390,047	35,396,588

Variable Portfolio – Columbia Wanger International Equities Fund, Class 1(a)	4,134,126	50,643,047

Variable Portfolio – DFA International Value Fund, Class 1(a)	10,704,817	103,515,576

Variable Portfolio – Invesco International Growth Fund, Class 1(a)	9,973,878	116,195,682

Variable Portfolio – Mondrian International Small Cap Fund, Class 1(a)	4,257,191	50,405,140

Variable Portfolio – Pyramis® International Equity Fund, Class 1(a)	6,285,772	69,457,781

Total		425,613,814

U.S. Large Cap 18.7%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1(a)(b)	5,732,491	92,980,997

Columbia Variable Portfolio – Large Cap Growth Fund, Class 1(a)(b)	5,525,407	48,181,548

Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1(a)	3,626,609	48,415,230

Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1(a)(b)	4,886,403	67,481,232

Variable Portfolio – American Century Growth Fund, Class 1(a)(b)	3,419,117	48,209,547

Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	2,032,908	31,144,158

Variable Portfolio – Holland Large Cap Growth Fund, Class 1(a)(b)	3,264,133	48,276,531

Variable Portfolio – MFS Value Fund, Class 1(a)(b)	7,130,753	104,037,684

Variable Portfolio – NFJ Dividend Value Fund, Class 1(a)(b)	6,423,126	96,603,813

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	3,356,616	48,335,268

Variable Portfolio – Sit Dividend Growth Fund, Class 1(a)(b)	7,935,014	96,331,075

Total		729,997,083

U.S. Mid Cap 6.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1(a)(b)	7,945,890	96,542,570

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1(a)(b)	2,801,904	39,422,785

Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1(a)(b)	4,736,351	69,861,183

Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Victory Established Value Fund, Class 1(a)(b)	3,882,731	54,280,574

Total		260,107,112

U.S. Small Cap 3.7%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1(a)(b)	2,781,382	42,833,282

Variable Portfolio – Partners Small Cap Value Fund, Class 1(a)(b)	5,264,808	101,136,964

Total		143,970,246

Total Equity Funds (Cost: $1,454,653,062)		1,559,688,255

Fixed-Income Funds 30.0%
Floating Rate 1.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1(a)	5,971,745	58,105,075

Global Bond 2.1%
Columbia Variable Portfolio – Global Bond Fund, Class 1(a)	7,895,092	84,477,483

High Yield 1.8%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1(a)	8,379,499	69,549,841

Inflation Protected Securities 3.0%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1(a)(b)	13,089,216	115,708,669

Investment Grade 19.6%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1(a)	13,964,251	139,642,505

Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1(a)	13,535,020	139,275,356

Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1(a)	7,553,838	77,049,143

Variable Portfolio – American Century Diversified Bond Fund, Class 1(a)	13,167,712	139,051,042

Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1(a)	13,074,453	138,850,695

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1(a)	3,861,415	38,652,765

Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1(a)	9,181,824	92,736,424

Total		765,257,930

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fixed-Income Funds (continued)
		Shares	Value ($)
Multisector 2.0%
Columbia Variable Portfolio – Strategic Income Fund, Class 1(a)		8,393,948	77,140,388

Total Fixed-Income Funds (Cost: $1,246,484,496)			1,170,239,386

Residential Mortgage-Backed Securities — Agency 7.6%
Federal Home Loan Mortgage Corp.(c)(d)
07/01/43	3.000%	10,950,000	10,672,828
07/01/43	3.500%	21,390,000	21,664,059

Federal National Mortgage Association(c)(d)
07/01/28	2.500%	33,725,000	33,919,971
07/01/28	3.000%	25,785,000	26,522,291
07/01/28-07/01/43	3.500%	200,415,000	203,674,740

Total Residential Mortgage-Backed Securities — Agency
(Cost: $296,790,581)			296,453,889

Exchange-Traded Funds 8.8%
SPDR S&P 500 ETF Trust		1,165,200	186,443,652

iShares Core S&P 500 ETF		252,000	40,564,440

iShares MSCI EAFE ETF		1,467,425	84,200,847

iShares Russell 2000 ETF		300,215	29,168,889

Total Exchange-Traded Funds (Cost: $320,981,248)			340,377,828

Options Purchased Puts 1.7%
Issuer	Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index
	3,700	1,500.00	12/31/14	42,309,500
	1,450	1,400.00	12/31/14	12,056,750
	2,000	1,300.00	12/31/14	11,880,000

Total Options Purchased Puts (Cost: $60,206,224)				66,246,250

Money Market Funds 18.1%
			Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(a)(e)			706,074,971	706,074,971

Total Money Market Funds (Cost: $706,074,971)				706,074,971

Total Investments (Cost: $4,085,190,582)				4,139,080,579

Other Assets and Liabilities				(241,197,561)

Net Assets				3,897,883,018

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $38,381,822 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAC40 10 Euro	308	14,971,910	July 2013	—	(202,969)

DAX Index	58	15,035,906	September 2013	—	(218,090)

Euro STOXX 50	441	14,913,232	September 2013	—	(280,352)

FTSE 100 Index	159	14,900,416	September 2013	112,655	—

MSCI Singapore Index	271	15,111,858	August 2013	27,865	—

OMXS30 Index	880	15,094,019	July 2013	—	(289,700)

Russell 2000 E-Mini	200	19,494,000	September 2013	318,431	—

S&P 500 Index	505	201,911,625	September 2013	—	(4,354,288)

S&P 500 E-Mini	5,876	469,874,340	September 2013	—	(5,234,465)

U.S. Treasury Note, 2-year	(1,000)	(220,000,000)	September 2013	185,650	—

U.S. Treasury Note, 5-year	2,815	340,746,967	September 2013	—	(1,315,351)

U.S. Treasury Ultra Bond, 30-year	245	36,091,563	September 2013	—	(409,323)

Total				644,601	(12,304,538)

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	494,983,539	751,936,309	(540,844,877)	—	706,074,971	—	367,021	706,074,971

Columbia Variable Portfolio – BlackRock Inflation Protected Securities Fund, Class 1	76,325,081	48,103,171	—	—	124,428,252	3,875,236	—	115,708,669

Columbia Variable Portfolio – Contrarian Core Fund, Class 1	—	91,535,042	—	—	91,535,042	—	—	96,542,570

Columbia Variable Portfolio – Diversified Bond Fund, Class 1	52,529,519	102,780,819	—	—	155,310,338	6,163,015	6,349,949	139,642,505

Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	33,959,608	50,961,377	—	—	84,920,985	—	—	92,980,997

Columbia Variable Portfolio – Emerging Markets Fund, Class 1	12,665,377	24,496,484	—	—	37,161,861	—	208,999	35,396,588

Columbia Variable Portfolio – Global Bond Fund, Class 1	65,929,481	47,572,831	(20,000,000)	230,637	93,732,949	581,640	3,515,726	84,477,483

Columbia Variable Portfolio – Income Opportunities Fund, Class 1	58,556,909	24,735,938	—	—	83,292,847	6,609,423	9,144,600	69,549,841

Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	—	47,457,266	—	—	47,457,266	—	—	48,181,548

Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	89,885,446	53,934,772	—	—	143,820,218	1,613,259	3,298,109	139,275,356

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	25,155,110	6,993,428	—	—	32,148,538	—	—	39,422,785

Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	30,216,253	13,555,581	—	—	43,771,834	—	—	48,415,230

Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	33,953,661	23,203,024	—	—	57,156,685	—	—	67,481,232

Columbia Variable Portfolio – Short Duration U.S. Government Fund, Class 1	28,000,000	51,181,367	—	—	79,181,367	—	584,173	77,049,143

Columbia Variable Portfolio – Strategic Income Fund, Class 1	31,991,769	46,549,429	—	—	78,541,198	—	—	77,140,388

Variable Portfolio – American Century Diversified Bond Fund, Class 1	88,544,760	59,460,416	—	—	148,005,176	2,576,420	2,742,579	139,051,042

Variable Portfolio – American Century Growth Fund, Class 1	30,170,036	14,130,775	—	—	44,300,811	—	—	48,209,547

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)

Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	15,870,278	34,335,752	—	—	50,206,030	869,280	1,008,845	50,643,047

Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	—	29,438,334	—	—	29,438,334	—	—	31,144,158

Variable Portfolio – DFA International Value Fund, Class 1	57,109,208	44,070,988	—	—	101,180,196	—	2,153,292	103,515,576

Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	31,761,124	28,448,440	—	—	60,209,564	462,647	2,498,993	58,105,075

Variable Portfolio – Holland Large Cap Growth Fund, Class 1	30,159,203	13,393,750	—	—	43,552,953	—	—	48,276,531

Variable Portfolio – Invesco International Growth Fund, Class 1	50,645,660	65,792,534	—	—	116,438,194	1,424,762	1,734,845	116,195,682

Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	85,975,192	58,840,737	—	—	144,815,929	243,245	2,966,728	138,850,695

Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	33,954,736	31,037,745	—	—	64,992,481	—	—	69,861,183

Variable Portfolio – MFS Value Fund, Class 1	48,426,403	42,879,984	—	—	91,306,387	—	—	104,037,684

Variable Portfolio – Mondrian International Small Cap Fund, Class 1	16,033,765	36,435,288	—	—	52,469,053	1,207,660	1,217,454	50,405,140

Variable Portfolio – NFJ Dividend Value Fund, Class 1	48,442,411	37,957,805	—	—	86,400,216	—	—	96,603,813

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	30,164,283	13,590,331	—	—	43,754,614	—	—	48,335,268

Variable Portfolio – Partners Small Cap Growth Fund, Class 1	19,418,531	17,878,376	—	—	37,296,907	—	—	42,833,282

Variable Portfolio – Partners Small Cap Value Fund, Class 1	44,019,740	44,463,803	—	—	88,483,543	—	—	101,136,964

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1	40,507,204	22,082,067	(22,000,000)	(248,780)	40,340,491	552,262	315,481	38,652,765

Variable Portfolio – Pyramis® International Equity Fund, Class 1	38,132,437	30,277,806	—	—	68,410,243	1,783,392	1,371,918	69,457,781

Variable Portfolio – Sit Dividend Growth Fund, Class 1	30,351,845	59,386,867	—	—	89,738,712	—	—	96,331,075

Variable Portfolio – Victory Established Value Fund, Class 1	—	52,532,178	—	—	52,532,178	—	—	54,280,574

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)

Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	50,490,718	44,315,448	—	—	94,806,166	744,446	833,863	92,736,424

Total	1,824,329,287	2,165,746,262	(582,844,877)	(18,143)	3,407,212,529	28,706,687	40,312,575	3,436,002,612

(b)	Non-income producing.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at June 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	1,559,688,255	—	—	1,559,688,255

Fixed-Income Funds	1,170,239,386	—	—	1,170,239,386

Money Market Funds	706,074,971	—	—	706,074,971

Total Mutual Funds	3,436,002,612	—	—	3,436,002,612

Bonds

Residential Mortgage-Backed Securities — Agency	—	296,453,889	—	296,453,889

Total Bonds	—	296,453,889	—	296,453,889

Equity Securities

Exchange-Traded Funds	340,377,828	—	—	340,377,828

Total Equity Securities	340,377,828	—	—	340,377,828

Other

Options Purchased Puts	66,246,250	—	—	66,246,250

Total Other	66,246,250	—	—	66,246,250

Investments in Securities	3,842,626,690	296,453,889	—	4,139,080,579

Derivatives

Assets

Futures Contracts	644,601	—	—	644,601

Liabilities

Futures Contracts	(12,304,538)	—	—	(12,304,538)

Total	3,830,966,753	296,453,889	—	4,127,420,642

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $677,978,053)	$703,077,967

Affiliated issuers (identified cost $3,407,212,529)	3,436,002,612

Total investments (identified cost $4,085,190,582)	4,139,080,579

Margin deposits	38,381,822

Receivable for:

Investments sold	126,546,875

Investments sold on a delayed delivery basis	46,221,880

Capital shares sold	1,930,438

Dividends	2,856,403

Interest	368,196

Total assets	4,355,386,193

Liabilities

Disbursements in excess of cash	587

Payable for:

Investments purchased	25,704,263

Investments purchased on a delayed delivery basis	426,958,159

Capital shares purchased	74,314

Variation margin	2,814,435

Due to broker	1,856,092

Investment management fees	20,940

Distribution and/or service fees	26,694

Transfer agent fees	2,010

Administration fees	3,346

Compensation of board members	16,466

Other expenses	25,869

Total liabilities	457,503,175

Net assets applicable to outstanding capital stock	$3,897,883,018

Represented by

Partners’ capital	$3,897,883,018

Total — representing net assets applicable to outstanding capital stock	$3,897,883,018

Class 2

Net assets	$3,897,883,018

Shares outstanding	362,834,073

Net asset value per share	$10.74

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$3,549,321

Dividends — affiliated issuers	40,312,575

Total income	43,861,896

Expenses:

Investment management fees	3,053,517

Distribution and/or service fees

Class 2	3,815,715

Transfer agent fees

Class 2	288,086

Administration fees	484,489

Compensation of board members	26,447

Custodian fees	21,884

Printing and postage fees	23,268

Professional fees	29,063

Other	24,391

Total expenses	7,766,860

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(274,035)

Total net expenses	7,492,825

Net investment income	36,369,071

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	(73,012,652)

Investments — affiliated issuers	(18,143)

Capital gain distributions from underlying affiliated funds	28,706,687

Foreign currency translations	108,760

Futures contracts	100,219,495

Net realized gain	56,004,147

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	30,875,689

Investments — affiliated issuers	(7,884,539)

Foreign currency translations	(22,147)

Futures contracts	(11,309,369)

Net change in unrealized appreciation (depreciation)	11,659,634

Net realized and unrealized gain	67,663,781

Net increase in net assets resulting from operations	$104,032,852

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012(a)
Operations

Net investment income	$36,369,071	$4,701,342

Net realized gain	56,004,147	11,348,096

Net change in unrealized appreciation (depreciation)	11,659,634	30,548,279

Net increase in net assets resulting from operations	104,032,852	46,597,717

Increase (decrease) in net assets from capital stock activity	1,657,153,577	2,080,098,872

Total increase in net assets	1,761,186,429	2,126,696,589

Net assets at beginning of period	2,136,696,589	10,000,000

Net assets at end of period	$3,897,883,018	$2,136,696,589

(a)	For the period from April 19, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	154,894,759	1,657,495,745	208,153,211	2,091,608,840

Redemptions	(30,921)	(342,168)	(1,182,976)	(11,509,968)

Net increase	154,863,838	1,657,153,577	206,970,235	2,080,098,872

Total net increase	154,863,838	1,657,153,577	206,970,235	2,080,098,872

(a)	For the period from April 19, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 2	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.27		$10.00

Income from investment operations:

Net investment income	0.13		0.05

Net realized and unrealized gain	0.34		0.22

Total from investment operations	0.47		0.27

Net asset value, end of period	$10.74		$10.27

Total return	4.58%		2.70%

Ratios to average net assets(b)

Total gross expenses	0.51	%(c)	0.56	%(c)

Total net expenses(d)	0.49	%(c)	0.53	%(c)

Net investment income	2.38	%(c)	0.74	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3,897,883		$2,136,697

Portfolio turnover	50	%(e)	117	%(e)

Notes to Financial Highlights

(a)	For the period from April 19, 2012 (commencement of operations) to December 31, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 8% for the six months ended June 30, 2013 and 20% for the year ended December 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (the Fund), formerly known as Columbia Variable Portfolio — Managed Volatility Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts issued by affiliated life insurance companies. You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any

16	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These investments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a

Semiannual Report 2013	17

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. In the event of a bankruptcy or insolvency of a futures commission merchant that holds the margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, resulting in a loss. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to produce incremental earnings and protect gains/decrease the Fund’s exposure to equity risk and to increase return on investments, protect gains, and facilitate buying and selling of securities for investments. These investments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Offsetting of Derivative Assets and Derivative Liabilities

The following table presents the Fund’s gross and net amount of assets available for offset under netting arrangements as well as any related collateral received by the Fund as of June 30, 2013:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Options Purchased Puts	66,246,250	—	66,246,250	—	—	—	66,246,250

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

18	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	458,951	*
Equity risk	Investments at value- unaffiliated issuers (for purchased options)	66,246,250
Interest rate risk	Net assets — unrealized appreciation on futures contracts	185,650	*
Total		66,890,851
	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	10,579,864	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,724,674	*
Total		12,304,538

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	105,735,153	68,111,177	173,846,330
Interest rate risk	(5,515,658)	—	(5,515,658)
Total	100,219,495	68,111,177	168,330,672
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	(10,433,587)	19,017,261	8,583,674
Interest rate risk	(875,782)	—	(875,782)
Total	(11,309,369)	19,017,261	7,707,892

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	59,644
Options contracts	20,540

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward

Semiannual Report 2013	19

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in underlying funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in other securities or investments through the Tactical Allocation Strategy and other funds advised by the Investment Manager that do not pay an investment management fee, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.20% of the Fund’s average daily net assets.

20	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The fee paid by the Fund with respect to investments in underlying funds (including ETFs) that pay an investment management fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to investments through the Tactical Allocation Strategy and underlying funds (including ETFs) that do not pay an administrative fee declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.03% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $4,933.

Other expenses also include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in underlying funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund’s average daily net assets on assets invested in securities (other than underlying mutual funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

The annualized effective transfer agent fee rate for the six months ended June 30, 2013 was 0.02% of the Fund’s average daily net assets.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 2	1.15%	1.02%

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage

Semiannual Report 2013	21

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

dollar rolls, aggregated to $2,913,288,722 and $1,305,382,590, respectively, for the six months ended June 30, 2013, of which $1,321,023,550 and $1,220,781,412, respectively, were U.S. government securities.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends—affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

Semiannual Report 2013	23

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment. The Board observed that appropriate steps (such as changes to the management team) had been taken to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

24	Semiannual Report 2013

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	25

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6539 C (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Cash Management Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Cash Management Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – Cash Management Fund (the Fund) Class 3 shares returned 0.00% for the six-month period ended June 30, 2013.

>

The Fund’s annualized simple yield and annualized compound yield were both 0.01% for the seven-day period ended June 30, 2013. Generally, a fund’s seven-day current yields more closely reflect the current earnings of such fund than the total return. However, in this extremely low rate environment, that has not been the case. Current short-term yields may be higher or lower than the figures shown.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.00	0.01	0.20	1.50
Class 2*	05/03/10	0.00	0.01	0.20	1.50
Class 3	10/13/81	0.00	0.01	0.20	1.51

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Asset-Backed Commercial Paper	19.1
Asset-Backed Securities — Non-Agency	3.0
Certificates of Deposit	16.4
Commercial Paper	33.6
Repurchase Agreements	5.8
Treasury Bills	14.1
U.S. Government & Agency Obligations	8.0
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Leonard Aplet, CFA

John McColley

Semiannual Report 2013	3

Columbia Variable Portfolio – Cash Management Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,000.00	1,023.93	0.59	0.60	0.12
Class 2	1,000.00	1,000.00	1,000.00	1,023.93	0.59	0.60	0.12
Class 3	1,000.00	1,000.00	1,000.00	1,023.93	0.59	0.60	0.12

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended June 30, 2013, the annualized expense ratios would have been 0.45% for Class 1, 0.70% for Class 2 and 0.58% for Class 3. The actual expenses paid would have been $2.21 for Class 1, $3.43 for Class 2 and $2.84 for Class 3; the hypothetical expenses paid would have been $2.23 for Class 1, $3.47 for Class 2 and $2.88 for Class 3.

4	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Commercial Paper 19.4%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Bryant Park Funding LLC(a)
07/01/13	0.090%	23,000,000	22,999,834

FCAR Owner Trust Series I
10/07/13	0.220%	5,000,000	4,996,944

Fairway Finance Co. LLC(a)
09/05/13	0.170%	8,000,000	7,997,431
09/19/13	0.170%	12,000,000	11,995,353

Market Street Funding LLC(a)
07/18/13	0.170%	12,000,000	11,998,860
07/24/13	0.160%	10,000,000	9,998,889

MetLife Short Term Funding LLC(a)
08/19/13	0.160%	20,000,000	19,995,467
09/11/13	0.150%	2,000,000	1,999,383

Old Line Funding LLC(a)
08/16/13	0.200%	8,064,000	8,061,850
09/13/13	0.200%	10,000,000	9,995,778

Regency Markets No. 1 LLC(a)
07/15/13	0.160%	20,000,000	19,998,489

Thunder Bay Funding LLC(a)
07/25/13	0.180%	9,000,000	8,998,830
08/01/13	0.210%	9,000,000	8,998,268

Total Asset-Backed Commercial Paper
(Cost: $148,035,376)			148,035,376

Commercial Paper 34.1%
Banking 7.0%
Bank of Nova Scotia Trust Co.
07/10/13	0.070%	23,000,000	22,999,473

HSBC U.S.A., Inc.
08/05/13	0.200%	21,000,000	20,995,683

State Street Corp.
09/10/13	0.170%	10,000,000	9,996,553

Total			53,991,709

Consumer Products 2.9%
Procter & Gamble Co. (The)(a)
08/06/13	0.090%	15,000,000	14,998,575
08/27/13	0.100%	7,000,000	6,998,853

Total			21,997,428

Integrated Energy 2.6%
Exxon Mobil Corp.
07/02/13	0.040%	20,000,000	19,999,917

Life Insurance 3.0%
New York Life Capital Corp.(a)
07/18/13	0.130%	1,000,000	999,926
08/07/13	0.140%	11,000,000	10,998,331
08/21/13	0.140%	11,000,000	10,997,733

Total			22,995,990

Commercial Paper (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Pharmaceuticals 11.8%
Johnson & Johnson(a)
07/09/13	0.060%	14,000,000	13,999,767

Merck & Co., Inc.(a)
07/16/13	0.080%	5,000,000	4,999,811
09/26/13	0.090%	15,000,000	14,996,662

Novartis Finance Corp.(a)
07/02/13	0.050%	3,000,000	2,999,985
07/03/13	0.060%	9,000,000	8,999,930

Roche Holdings, Inc.(a)
07/10/13	0.100%	8,000,000	7,999,731
07/22/13	0.090%	7,000,000	6,999,598
09/24/13	0.080%	7,000,000	6,998,647

Sanofi Aventis(a)
07/15/13	0.130%	15,000,000	14,999,067
09/25/13	0.140%	7,000,000	6,997,604

Total			89,990,802

Property & Casualty 0.8%
Travelers Co., Inc.(a)
07/22/13	0.050%	6,000,000	5,999,808

Retailers 2.9%
Wal-Mart Stores, Inc.(a)
07/12/13	0.100%	14,000,000	13,999,444
09/17/13	0.100%	8,000,000	7,998,222

Total			21,997,666

Technology 2.1%
International Business Machines Co.(a)
07/01/13	0.030%	16,000,000	15,999,964

Transportation Services 1.0%
NetJets, Inc.(a)
07/01/13	0.030%	8,000,000	7,999,978

Total Commercial Paper
(Cost: $260,973,262)			260,973,262

Certificates of Deposit 16.7%
Australia and New Zealand Banking Group
07/03/13	0.110%	23,000,000	23,000,000

Bank of Montreal
07/05/13	0.060%	23,000,000	23,000,000

Branch Banking and Trust Co.
07/23/13	0.160%	21,000,000	21,000,000

Canadian Imperial Bank of Commerce
07/02/13	0.070%	23,000,000	23,000,000

Royal Bank of Canada
07/01/13	0.030%	15,600,000	15,600,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – Cash Management Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Certificates of Deposit (continued)
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)

Toronto Dominion Bank
07/17/13	0.170%	22,000,000	22,000,000

Total Certificates of Deposit
(Cost: $127,600,000)			127,600,000

U.S. Government & Agency Obligations 8.1%
Federal Home Loan Bank Discount Notes
07/10/13	0.050%	1,000,000	999,985
09/18/13	0.090%	15,000,000	14,997,131

Federal Home Loan Banks
11/13/13	0.100%	10,000,000	9,999,736
03/28/14	0.120%	8,000,000	7,996,585

Federal Home Loan Banks(b)
07/26/13	0.140%	8,000,000	7,999,955

Federal National Mortgage Association Discount Notes
07/02/13	0.020%	20,000,000	19,999,967

Total U.S. Government & Agency Obligations
(Cost: $61,993,359)			61,993,359

Repurchase Agreements 5.9%
Tri-Party Barclays Bank PLC dated 06/28/13, matures 07/01/13, repurchase price $15,000,088 (collateralized by U.S. Treasury Note Total Market Value
$15,000,054)	0.070%	15,000,000	15,000,000

Tri-Party RBC Capital Markets LLC dated 06/28/13, matures 07/01/13, repurchase price $15,000,125 (collateralized by U.S. Treasury Bond Total Market Value
$15,300,034)	0.100%	15,000,000	15,000,000

Tri-Party TD Securities dated 06/28/13, matures 07/01/13, repurchase price $15,000,125 (collateralized by U.S. Treasury Note Total Market Value
$15,000,056)	0.100%	15,000,000	15,000,000

Total Repurchase Agreements
(Cost: $45,000,000)			45,000,000

Treasury Bills 14.2%
U.S. Treasury Bills
07/11/13	0.030%	15,000,000	14,999,850
07/18/13	0.020%	23,000,000	22,999,744
07/25/13	0.030%	15,000,000	14,999,702
08/01/13	0.030%	15,000,000	14,999,588
08/15/13	0.030%	11,000,000	10,999,497
08/22/13	0.030%	15,000,000	14,999,280
08/29/13	0.020%	15,000,000	14,999,441

Total Treasury Bills
(Cost: $108,997,102)			108,997,102

Asset-Backed Securities — Non-Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

ABS Other 0.6%
CNH Equipment Trust Series 2013-A Class A1
03/15/14	0.230%	2,738,960	2,738,960

GE Equipment Transportation LLC Series 2012-2 Class A1
10/24/13	0.260%	123,992	123,992

Great America Leasing Receivables Series 2013-1 Class A1(c)
02/18/14	0.240%	1,243,717	1,243,717

Macquarie Equipment Funding Trust Series 2012-A Class A1(c)
10/21/13	0.290%	647,530	647,530

Total			4,754,199

Car Loan 2.4%
ARI Fleet Lease Trust Series 2013-A Class A1(c)
04/15/14	0.260%	1,861,416	1,861,416

AmeriCredit Automobile Receivables Trust Series 2013-1 Class A1
02/10/14	0.240%	1,038,436	1,038,436

CarMax Auto Owner Trust Series 2013-1 Class A1
02/17/14	0.200%	1,096,478	1,096,478

Enterprise Fleet Financing LLC Series 2013-1 Class A1(c)
03/20/14	0.260%	1,855,469	1,855,469

Ford Credit Auto Owner Trust Series 2013-A Class A1(c)
03/15/14	0.200%	365,366	365,366

Hyundai Auto Lease Securitization Trust Series 2013-A Class A1(c)
03/17/14	0.230%	1,182,273	1,182,273

Hyundai Auto Receivables Trust Series 2013-A Class A1
02/18/14	0.200%	1,007,985	1,007,985

Mercedes-Benz Auto Lease Trust Series 2013-A Class A1
05/15/14	0.270%	4,034,446	4,034,446

SMART Trust Series 2013-2US Class A1
05/14/14	0.260%	4,364,327	4,364,327

Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A1
03/20/14	0.200%	1,665,340	1,665,340

Total			18,471,536

Total Asset-Backed Securities — Non-Agency
(Cost: $23,225,735)			23,225,735

Total Investments
(Cost: $775,824,834)			775,824,834

Other Assets & Liabilities, Net			(10,577,834)

Net Assets			765,247,000

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $330,020,068 or 43.13% of net assets.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2013. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $7,155,771 or 0.94% of net assets.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs,

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Cash Management Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities

Asset-Backed Commercial Paper	—	148,035,376	—	148,035,376

Commercial Paper	—	260,973,262	—	260,973,262

Certificates of Deposit	—	127,600,000	—	127,600,000

U.S. Government & Agency Obligations	—	61,993,359	—	61,993,359

Repurchase Agreements	—	45,000,000	—	45,000,000

Treasury Bills	—	108,997,102	—	108,997,102

Total Short-Term Securities	—	752,599,099	—	752,599,099

Bonds

Asset-Backed Securities — Non-Agency	—	23,225,735	—	23,225,735

Total Bonds	—	23,225,735	—	23,225,735

Total	—	775,824,834	—	775,824,834

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

(identified cost $730,824,834)	$730,824,834

Repurchase agreements (identified cost $45,000,000)	45,000,000

Total investments (identified cost $775,824,834)	775,824,834

Cash	46,782

Receivable for:

Capital shares sold	90

Interest	21,517

Expense reimbursement due from Investment Manager	264,057

Trustees’ deferred compensation plan	37,187

Total assets	776,194,467

Liabilities

Payable for:

Capital shares purchased	10,532,469

Dividend distributions to shareholders	636

Investment management fees	192,524

Distribution and/or service fees	41,682

Transfer agent fees	35,004

Administration fees	34,004

Compensation of board members	42,953

Other expenses	31,008

Trustees’ deferred compensation plan	37,187

Total liabilities	10,947,467

Net assets applicable to outstanding capital stock	$765,247,000

Represented by

Paid-in capital	$767,820,024

Excess of distributions over net investment income	(41,270)

Accumulated net realized loss	(2,531,754)

Total — representing net assets applicable to outstanding capital stock	$765,247,000

Class 1

Net assets	$327,833,789

Shares outstanding	327,810,621

Net asset value per share	$1.00

Class 2

Net assets	$18,737,657

Shares outstanding	18,738,011

Net asset value per share	$1.00

Class 3

Net assets	$418,675,554

Shares outstanding	418,643,640

Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Cash Management Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Interest	$474,357

Total income	474,357

Expenses:

Investment management fees	1,204,825

Distribution and/or service fees

Class 2	13,026

Class 3	258,626

Transfer agent fees

Class 1	91,792

Class 2	3,126

Class 3	124,136

Administration fees	213,059

Compensation of board members	16,891

Custodian fees	10,327

Printing and postage fees	66,985

Professional fees	16,814

Other	16,421

Total expenses	2,036,028

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,586,271)

Total net expenses	449,757

Net investment income	24,600

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	56

Net realized gain	56

Net realized and unrealized gain	56

Net increase in net assets resulting from operations	$24,656

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$24,600	$78,825

Net realized gain	56	73,251

Net increase in net assets resulting from operations	24,656	152,076

Distributions to shareholders

Net investment income

Class 1	(15,422)	(30,465)

Class 2	(533)	(820)

Class 3	(20,847)	(49,767)

Total distributions to shareholders	(36,802)	(81,052)

Increase (decrease) in net assets from capital stock activity	(17,039,896)	(90,627,209)

Total decrease in net assets	(17,052,042)	(90,556,185)

Net assets at beginning of period	782,299,042	872,855,227

Net assets at end of period	$765,247,000	$782,299,042

Excess of distributions over net investment income	$(41,270)	$(29,068)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Cash Management Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,128,596	1,128,594	50,905,616	50,905,616

Fund merger	62,585,727	62,585,732	—	—

Distributions reinvested	15,411	15,411	30,355	30,355

Redemptions	(60,088,286)	(60,088,286)	(9,943,526)	(9,943,526)

Net increase	3,641,448	3,641,451	40,992,445	40,992,445

Class 2 shares

Subscriptions	21,126,750	21,126,750	9,407,991	9,407,991

Distributions reinvested	524	524	819	819

Redemptions	(10,613,557)	(10,613,557)	(10,959,055)	(10,959,055)

Net increase (decrease)	10,513,717	10,513,717	(1,550,245)	(1,550,245)

Class 3 shares

Subscriptions	28,935,463	28,935,463	34,068,883	34,068,883

Distributions reinvested	20,872	20,872	49,717	49,717

Redemptions	(60,151,399)	(60,151,399)	(164,188,009)	(164,188,009)

Net decrease	(31,195,064)	(31,195,064)	(130,069,409)	(130,069,409)

Total net decrease	(17,039,899)	(17,039,896)	(90,627,209)	(90,627,209)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Net realized and unrealized gain	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Increase from payments by affiliate	—		—		—		0.00	(b)

Total from investment operations	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Less distributions to shareholders:

Net investment income	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Total distributions to shareholders	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total return	0.00%		0.01%		0.01%		0.01	%(c)

Ratios to average net assets

Total gross expenses	0.48	%(d)	0.47%		0.47%		0.51	%(d)

Total net expenses(e)	0.12	%(d)	0.14%		0.15%		0.23	%(d)

Net investment income	0.01	%(d)	0.01%		0.01%		0.01	%(d)

Supplemental data

Net assets, end of period (in thousands)	$327,834		$324,195		$283,185		$212,830

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Rounds to zero.

(c)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Cash Management Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Net realized and unrealized gain	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Increase from payments by affiliate	—		—		—		0.00	(b)

Total from investment operations	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Less distributions to shareholders:

Net investment income	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Total distributions to shareholders	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total return	0.00%		0.01%		0.01%		0.02%

Ratios to average net assets

Total gross expenses	0.73	%(c)	0.72%		0.71%		0.76	%(c)

Total net expenses(d)	0.12	%(c)	0.14%		0.15%		0.23	%(c)

Net investment income	0.00	%(c)	0.01%		0.01%		0.00	%(b)(c)

Supplemental data

Net assets, end of period (in thousands)	$18,738		$8,224		$9,774		$3,829

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Rounds to zero.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.02

Net realized and unrealized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Increase from payments by affiliate	—		—		—		0.00	(a)	0.00	(a)	0.00	(a)

Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.02

Less distributions to shareholders:

Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.02)

Total distributions to shareholders	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.02)

Proceeds from regulatory settlements	—		—		—		—		(0.00	)(a)	—

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00%		0.01%		0.01%		0.01	%(b)	0.16	%(c)	2.31	%(d)

Ratios to average net assets

Total gross expenses	0.61	%(e)	0.60%		0.59%		0.62%		0.64%		0.62%

Total net expenses(f)	0.12	%(e)	0.14%		0.16%		0.22%		0.47	%(g)	0.62	%(g)

Net investment income	0.01	%(e)	0.01%		0.01%		0.01%		0.07%		2.27%

Supplemental data

Net assets, end of period (in thousands)	$418,676		$449,880		$579,896		$621,642		$959,022		$1,672,805

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.28%.

(c)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.09%.

(d)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.57%.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Variable Portfolio – Cash Management Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Cash Management Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The following table presents the Fund’s gross and net amounts of assets available for offset under a netting arrangement for repurchase agreements as well as any related collateral received by the Fund as of June 30, 2013:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount(b) ($)
				Financial Instruments(a) ($)	Cash Collateral Received ($)	Securities Collateral Received ($)
Repurchase Agreements	45,000,000	—	45,000,000	—	—	45,000,000	—

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

16	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly, when available. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.33% to 0.15% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.33% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of

Semiannual Report 2013	17

Columbia Variable Portfolio – Cash Management Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $1,789.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	April 27, 2013 through April 30, 2014	Prior to April 27, 2013
Class 1	0.450%	0.460%
Class 2	0.700	0.710
Class 3	0.575	0.585

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 7) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the reorganization.

In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

18	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	210,612
2017	2,314,644
2018	6,554
Total	2,531,810

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 92.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 7. Fund Merger

At the close of business on April 26, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Variable Portfolio – Money Market Fund, a series of Columbia Funds Variable Insurance Trust (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $703,069,052 and the combined net assets immediately after the acquisition were $765,654,784.

The merger was accomplished by a tax-free exchange of 62,585,727 shares of the acquired fund valued at $62,585,732.

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	62,585,727

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2013 the Fund’s pro-forma net investment loss and net decrease in net assets from operations for the six months ended June 30, 2013 would have been approximately $(1.5) million.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2013	19

Columbia Variable Portfolio – Cash Management Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio—Cash Management Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

Semiannual Report 2013	21

Columbia Variable Portfolio – Cash Management Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

22	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report 2013	23

Columbia Variable Portfolio – Cash Management Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

24	Semiannual Report 2013

Columbia Variable Portfolio – Cash Management Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	25

Columbia Variable Portfolio – Cash Management Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6638 D (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Dividend Opportunity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) Class 3 shares returned 13.18% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 15.90% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	13.27	19.62	4.48	8.83
Class 2*	05/03/10	13.16	19.38	4.25	8.64
Class 3	09/15/99	13.18	19.47	4.37	8.78
Russell 1000 Value Index		15.90	25.32	6.67	7.79

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
General Electric Co.	3.5
JPMorgan Chase & Co.	3.3
Wells Fargo & Co.	3.1
Pfizer, Inc.	2.8
Chevron Corp.	2.5
Johnson & Johnson	2.4
AT&T, Inc.	2.4
Eaton Corp. PLC	2.3
Cisco Systems, Inc.	1.9
Lorillard, Inc.	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	96.9
Consumer Discretionary	7.0
Consumer Staples	11.6
Energy	11.1
Financials	13.6
Health Care	15.5
Industrials	10.6
Information Technology	6.2
Materials	5.7
Telecommunication Services	9.9
Utilities	5.7
Convertible Bonds	0.2
Convertible Preferred Stocks	0.2
Materials	0.2
Equity-Linked Notes	1.4
Money Market Funds	1.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Steve Schroll

Paul Stocking

Dean Ramos, CFA

Semiannual Report 2013	3

Columbia Variable Portfolio – Dividend Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,132.70	1,021.09	3.66	3.47	0.70
Class 2	1,000.00	1,000.00	1,131.60	1,019.86	4.97	4.71	0.95
Class 3	1,000.00	1,000.00	1,131.80	1,020.45	4.34	4.11	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

4	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.0%
Issuer	Shares	Value ($)
Consumer Discretionary 6.9%
Automobiles 1.0%

Ford Motor Co.	1,974,585	30,546,830

Hotels, Restaurants & Leisure 1.9%

Las Vegas Sands Corp.	237,387	12,564,894

McDonald’s Corp.	490,236	48,533,364

Total		61,098,258

Household Durables 0.9%

Leggett & Platt, Inc.	926,443	28,803,113

Media 2.9%

Cinemark Holdings, Inc.	100,148	2,796,132

Gannett Co., Inc.	1,029,615	25,184,383

National CineMedia, Inc.	865,679	14,621,318

Reed Elsevier NV	622,270	10,363,600

Regal Entertainment Group, Class A	1,052,077	18,832,178

Time Warner, Inc.	366,055	21,165,300

Total		92,962,911

Specialty Retail 0.2%

L Brands, Inc.	106,778	5,258,816

Total Consumer Discretionary		218,669,928

Consumer Staples 11.5%
Beverages 1.0%

Coca-Cola Co. (The)	468,105	18,775,692

PepsiCo, Inc.	164,908	13,487,825

Total		32,263,517

Food & Staples Retailing 0.9%

SYSCO Corp.	549,230	18,761,697

Walgreen Co.	166,909	7,377,378

Total		26,139,075

Food Products 3.9%

B&G Foods, Inc.	783,573	26,680,660

Kellogg Co.	201,916	12,969,065

Kraft Foods Group, Inc.	938,728	52,446,733

Mead Johnson Nutrition Co.	106,760	8,458,595

Unilever NV — NY Shares	568,681	22,354,850

Total		122,909,903

Household Products 1.6%

Procter & Gamble Co. (The)	459,765	35,397,307

Reckitt Benckiser Group PLC	218,907	15,484,716

Total		50,882,023

Personal Products 0.5%

Avon Products, Inc.	778,754	16,377,197

Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.6%

Altria Group, Inc.	746,477	26,119,230

Lorillard, Inc.	1,331,794	58,172,762

Philip Morris International, Inc.	345,330	29,912,485

Total		114,204,477

Total Consumer Staples		362,776,192

Energy 11.0%
Energy Equipment & Services 1.0%

Seadrill Ltd.	784,467	31,959,186

Oil, Gas & Consumable Fuels 10.0%

BP PLC, ADR	1,037,966	43,324,701

Chevron Corp.	654,434	77,445,719

Enbridge, Inc.	646,555	27,200,569

HollyFrontier Corp.	575,914	24,637,601

Kinder Morgan, Inc.	625,800	23,874,270

Marathon Petroleum Corp.	98,545	7,002,608

Occidental Petroleum Corp.	603,814	53,878,323

Spectra Energy Corp.	674,923	23,257,846

Valero Energy Corp.	174,752	6,076,127

Williams Companies, Inc. (The)	955,891	31,037,781

Total		317,735,545

Total Energy		349,694,731

Financials 13.4%
Capital Markets 1.6%

BlackRock, Inc.	141,192	36,265,165

New Mountain Finance Corp.	894,690	12,668,811

Total		48,933,976

Commercial Banks 8.0%

Bank of Montreal	516,521	29,973,714

Fifth Third Bancorp	870,817	15,718,247

M&T Bank Corp.	361,167	40,360,412

National Australia Bank Ltd.	290,768	7,865,264

Toronto-Dominion Bank (The)	196,763	15,813,842

U.S. Bancorp	1,317,177	47,615,948

Wells Fargo & Co.	2,347,680	96,888,754

Total		254,236,181

Diversified Financial Services 3.2%

JPMorgan Chase & Co.	1,937,463	102,278,672

Insurance 0.3%

PartnerRe Ltd.	116,877	10,584,381

Real Estate Investment Trusts (REITs) 0.3%

Omega Healthcare Investors, Inc.	316,549	9,819,350

Total Financials		425,852,560

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.3%
Health Care Equipment & Supplies 0.5%

Medtronic, Inc.	333,094	17,144,348

Health Care Providers & Services 0.6%

UnitedHealth Group, Inc.	278,820	18,257,134

Pharmaceuticals 14.2%

AbbVie, Inc.	760,170	31,425,428

AstraZeneca PLC, ADR	171,421	8,108,213

Bristol-Myers Squibb Co.	396,242	17,708,055

Eli Lilly & Co.	693,944	34,086,529

GlaxoSmithKline PLC, ADR	838,242	41,886,953

Johnson & Johnson	876,655	75,269,598

Merck & Co., Inc.	1,201,487	55,809,071

Novartis AG, ADR	282,176	19,952,665

Pfizer, Inc.	3,122,992	87,475,006

Roche Holding AG, ADR	564,904	34,947,786

Sanofi, ADR	621,014	31,988,431

Warner Chilcott PLC, Class A	574,322	11,417,522

Total		450,075,257

Total Health Care		485,476,739

Industrials 10.5%
Aerospace & Defense 2.0%

Honeywell International, Inc.	378,442	30,025,588

Lockheed Martin Corp.	292,919	31,769,995

Total		61,795,583

Commercial Services & Supplies 1.6%

RR Donnelley & Sons Co.	1,721,406	24,116,898

Waste Management, Inc.	426,762	17,211,311

West Corp.	473,398	10,481,032

Total		51,809,241

Electrical Equipment 2.5%

Eaton Corp. PLC	1,059,881	69,750,769

Emerson Electric Co.	135,664	7,399,114

Total		77,149,883

Industrial Conglomerates 3.8%

General Electric Co.	4,652,453	107,890,385

Siemens AG, ADR	128,524	13,020,767

Total		120,911,152

Machinery 0.6%

Illinois Tool Works, Inc.	286,331	19,805,515

Total Industrials		331,471,374

Information Technology 6.2%
Communications Equipment 1.9%

Cisco Systems, Inc.	2,424,505	58,939,716

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.4%

Paychex, Inc.	321,409	11,737,857

Semiconductors & Semiconductor Equipment 3.6%

Analog Devices, Inc.	472,552	21,293,193

Intel Corp.	1,400,412	33,917,979

Maxim Integrated Products, Inc.	269,981	7,500,072

Microchip Technology, Inc.	1,041,489	38,795,465

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	743,992	13,629,934

Total		115,136,643

Software 0.3%

Microsoft Corp.	280,402	9,682,281

Total Information Technology		195,496,497

Materials 5.7%
Chemicals 2.1%

Dow Chemical Co. (The)	241,043	7,754,353

LyondellBasell Industries NV, Class A	324,918	21,529,067

Mosaic Co. (The)	319,434	17,188,743

Olin Corp.	911,130	21,794,230

Total		68,266,393

Containers & Packaging 1.9%

MeadWestvaco Corp.	322,624	11,004,705

Packaging Corp. of America	982,594	48,107,802

Total		59,112,507

Metals & Mining 0.4%

Southern Copper Corp.	424,878	11,735,130

Paper & Forest Products 1.3%

International Paper Co.	904,309	40,069,932

Total Materials		179,183,962

Telecommunication Services 9.9%
Diversified Telecommunication Services 9.0%

AT&T, Inc.	2,067,033	73,172,968

BCE, Inc.	604,716	24,805,450

BT Group PLC	4,048,940	19,008,767

CenturyLink, Inc.	1,303,594	46,082,048

Deutsche Telekom AG, ADR	3,257,013	38,025,627

Telstra Corp., Ltd.	4,650,276	20,216,950

Verizon Communications, Inc.	667,019	33,577,737

Vivendi SA	1,593,493	30,199,266

Total		285,088,813

Wireless Telecommunication Services 0.9%

Vodafone Group PLC, ADR	935,685	26,891,587

Total Telecommunication Services		311,980,400

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.6%
Electric Utilities 1.9%

American Electric Power Co., Inc.	293,840	13,158,155

Duke Energy Corp.	439,816	29,687,580

PPL Corp.	553,963	16,762,921

Total		59,608,656

Multi-Utilities 3.7%

Ameren Corp.	451,310	15,543,116

Dominion Resources, Inc.	331,097	18,812,932

National Grid PLC	1,075,837	12,195,283

PG&E Corp.	405,143	18,527,189

Public Service Enterprise Group, Inc.	335,935	10,971,637

SCANA Corp.	123,874	6,082,213

Sempra Energy	262,193	21,436,900

TECO Energy, Inc.	842,326	14,479,584

Total		118,048,854

Total Utilities		177,657,510

Total Common Stocks
(Cost: $2,649,955,850)		3,038,259,893

Convertible Preferred Stocks 0.2%
Materials 0.2%
Metals & Mining 0.2%

ArcelorMittal 6.00%	306,689	5,756,552

Total Materials		5,756,552

Total Convertible Preferred Stocks
(Cost: $7,667,225)		5,756,552

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)/ Shares	Value ($)
Building Materials 0.2%

Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	5,139,000	6,330,606

Total Convertible Bonds
(Cost: $5,139,000)			6,330,606

Equity-Linked Notes 1.4%
Goldman Sachs Group, Inc. (The) 1.00% Mandatory Exchangeable Notes (linked to common stock of Bank of America Corporation)(a)
07/19/13	1.000%	2,749,350	34,791,484

Morgan Stanley Mandatory Exchangeable Notes (linked to common stock of Phillips 66)(a)
07/26/13	10.870%	162,232	9,565,199

Total Equity-Linked Notes
(Cost: $41,433,523)			44,356,683

Money Market Funds 1.3%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(b)(c)		40,431,362	40,431,362

Total Money Market Funds
(Cost: $40,431,362)			40,431,362

Total Investments
(Cost: $2,744,626,960)			3,135,135,096

Other Assets & Liabilities, Net			28,486,070

Net Assets			3,163,621,166

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $44,356,683 or 1.40% of net assets.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	35,930,083	544,895,649	(540,394,370)	40,431,362	41,273	40,431,362

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	208,306,328	10,363,600	—	218,669,928

Consumer Staples	347,291,476	15,484,716	—	362,776,192

Energy	349,694,731	—	—	349,694,731

Financials	417,987,296	7,865,264	—	425,852,560

Health Care	485,476,739	—	—	485,476,739

Industrials	331,471,374	—	—	331,471,374

Information Technology	195,496,497	—	—	195,496,497

Materials	179,183,962	—	—	179,183,962

Telecommunication Services	242,555,417	69,424,983	—	311,980,400

Utilities	165,462,227	12,195,283	—	177,657,510

Convertible Preferred Stocks

Materials	5,756,552	—	—	5,756,552

Total Equity Securities	2,928,682,599	115,333,846	—	3,044,016,445

Bonds

Convertible Bonds	—	6,330,606	—	6,330,606

Total Bonds	—	6,330,606	—	6,330,606

Other

Equity-Linked Notes	—	44,356,683	—	44,356,683

Money Market Funds	40,431,362	—	—	40,431,362

Total Other	40,431,362	44,356,683	—	84,788,045

Total	2,969,113,961	166,021,135	—	3,135,135,096

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,704,195,598)	$3,094,703,734

Affiliated issuers (identified cost $40,431,362)	40,431,362

Total investments (identified cost $2,744,626,960)	3,135,135,096

Receivable for:

Investments sold	25,999,821

Capital shares sold	10,213,849

Dividends	7,344,619

Interest	55,673

Reclaims	274,318

Trustees’ deferred compensation plan	29,657

Total assets	3,179,053,033

Liabilities

Disbursements in excess of cash	26,837

Payable for:

Capital shares purchased	13,374,592

Investment management fees	1,379,121

Distribution and/or service fees	120,859

Transfer agent fees	146,678

Administration fees	126,556

Compensation of board members	164,446

Other expenses	63,121

Trustees’ deferred compensation plan	29,657

Total liabilities	15,431,867

Net assets applicable to outstanding capital stock	$3,163,621,166

Represented by

Partners’ capital	$3,163,621,166

Total — representing net assets applicable to outstanding capital stock	$3,163,621,166

Class 1

Net assets	$1,940,625,925

Shares outstanding	119,668,717

Net asset value per share	$16.22

Class 2

Net assets	$26,696,105

Shares outstanding	1,660,599

Net asset value per share	$16.08

Class 3

Net assets	$1,196,299,136

Shares outstanding	74,104,000

Net asset value per share	$16.14

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$62,234,828

Dividends — affiliated issuers	41,273

Interest	95,286

Foreign taxes withheld	(2,178,612)

Total income	60,192,775

Expenses:

Investment management fees	8,813,909

Distribution and/or service fees

Class 2	28,712

Class 3	739,278

Transfer agent fees

Class 1	575,656

Class 2	6,891

Class 3	354,842

Administration fees	808,826

Compensation of board members	52,417

Custodian fees	14,599

Printing and postage fees	133,071

Professional fees	25,411

Other	185,508

Total expenses	11,739,120

Net investment income	48,453,655

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	226,706,568

Foreign currency translations	(108,698)

Net realized gain	226,597,870

Net change in unrealized appreciation (depreciation) on:

Investments	114,634,156

Foreign currency translations	(33,688)

Net change in unrealized appreciation (depreciation)	114,600,468

Net realized and unrealized gain	341,198,338

Net increase in net assets resulting from operations	$389,651,993

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$48,453,655	$85,946,670

Net realized gain	226,597,870	378,410,241

Net change in unrealized appreciation (depreciation)	114,600,468	(66,683,834)

Net increase in net assets resulting from operations	389,651,993	397,673,077

Increase (decrease) in net assets from capital stock activity	(183,145,862)	(415,817,977)

Total increase (decrease) in net assets	206,506,131	(18,144,900)

Net assets at beginning of period	2,957,115,035	2,975,259,935

Net assets at end of period	$3,163,621,166	$2,957,115,035

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	5,665,905	89,348,028	3,786,956	52,203,219

Redemptions	(11,994,518)	(192,136,684)	(16,273,548)	(221,363,348)

Net decrease	(6,328,613)	(102,788,656)	(12,486,592)	(169,160,129)

Class 2 shares

Subscriptions	444,675	6,951,617	291,652	4,009,538

Redemptions	(112,216)	(1,771,506)	(217,297)	(2,958,122)

Net increase	332,459	5,180,111	74,355	1,051,416

Class 3 shares

Subscriptions	15,985	249,250	18,303	254,141

Redemptions	(5,460,001)	(85,786,567)	(18,134,719)	(247,963,405)

Net decrease	(5,444,016)	(85,537,317)	(18,116,416)	(247,709,264)

Total net decrease	(11,440,170)	(183,145,862)	(30,528,653)	(415,817,977)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Dividend Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$14.32		$12.55	$13.19	$12.05

Income from investment operations:

Net investment income	0.24		0.40	0.23	0.13

Net realized and unrealized gain (loss)	1.66		1.37	(0.87)	1.01

Total from investment operations	1.90		1.77	(0.64)	1.14

Net asset value, end of period	$16.22		$14.32	$12.55	$13.19

Total return	13.27%		14.10%	(4.85%)	9.46%

Ratios to average net assets(b)

Total gross expenses	0.70	%(c)	0.69%	0.74%	0.78	%(c)

Total net expenses(d)	0.70	%(c)	0.69%	0.74%	0.78	%(c)

Net investment income	3.15	%(c)	2.89%	1.74%	1.68	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,940,626		$1,803,841	$1,737,503	$1,554,975

Portfolio turnover	40%		64%	41%	26%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$14.21		$12.48	$13.15	$12.05

Income from investment operations:

Net investment income	0.23		0.37	0.22	0.11

Net realized and unrealized gain (loss)	1.64		1.36	(0.89)	0.99

Total from investment operations	1.87		1.73	(0.67)	1.10

Net asset value, end of period	$16.08		$14.21	$12.48	$13.15

Total return	13.16%		13.86%	(5.09%)	9.13%

Ratios to average net assets(b)

Total gross expenses	0.95	%(c)	0.94%	0.97%	1.03	%(c)

Total net expenses(d)	0.95	%(c)	0.94%	0.97%	1.03	%(c)

Net investment income	2.96	%(c)	2.69%	1.71%	1.37	%(c)

Supplemental data

Net assets, end of period (in thousands)	$26,696		$18,873	$15,653	$1,191

Portfolio turnover	40%		64%	41%	26%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Variable Portfolio – Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$14.26		$12.51	$13.17	$11.27	$8.84	$16.24

Income from investment operations:

Net investment income	0.23		0.38	0.20	0.17	0.20	0.23

Net realized and unrealized gain (loss)	1.65		1.37	(0.86)	1.73	2.23	(6.35)

Total from investment operations	1.88		1.75	(0.66)	1.90	2.43	(6.12)

Less distributions to shareholders:

Net investment income	—		—	—	—	—	(0.01)

Net realized gains	—		—	—	—	—	(1.27)

Total distributions to shareholders	—		—	—	—	—	(1.28)

Net asset value, end of period	$16.14		$14.26	$12.51	$13.17	$11.27	$8.84

Total return	13.18%		13.99%	(5.01%)	16.83%	27.46%	(40.47%)

Ratios to average net assets(a)

Total gross expenses	0.83	%(b)	0.82%	0.86%	0.90%	0.76%	0.86%

Total net expenses(c)	0.83	%(b)	0.82%	0.86%	0.90%	0.76%	0.86%

Net investment income	3.02	%(b)	2.74%	1.57%	1.42%	2.14%	2.03%

Supplemental data

Net assets, end of period (in thousands)	$1,196,299		$1,134,402	$1,222,104	$1,572,800	$3,857,317	$2,765,112

Portfolio turnover	40%		64%	41%	26%	49%	41%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and

Semiannual Report 2013	17

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013

under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income

18	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013

tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of

Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.49% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.56% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $5,324.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also

Semiannual Report 2013	19

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013

receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	0.77%	0.76%
Class 2	1.02	1.01
Class 3	0.895	0.885

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,241,100,488 and $1,409,990,208, respectively, for the six months ended June 30, 2013.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends—affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 97.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

20	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	21

Columbia Variable Portfolio – Dividend Opportunity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

22	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment. The Board observed that appropriate steps (such as changes to strategy) had been taken to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: (i) the Funds’ standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2013	23

Columbia Variable Portfolio – Dividend Opportunity Fund

Approval of Investment Management Services Agreement (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

24	Semiannual Report 2013

Columbia Variable Portfolio – Dividend Opportunity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	25

Columbia Variable Portfolio – Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6469 D (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Income Opportunities Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Income Opportunities Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Income Opportunities Fund (the Fund) Class 3 shares returned 0.10% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the Bank of America Merrill Lynch (BofAML) U.S. High Yield Cash Pay BB-B Rated Constrained Index, which returned 0.77% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	0.15	8.06	10.13	8.06
Class 2*	05/03/10	0.06	7.90	9.90	7.87
Class 3	06/01/04	0.10	8.00	10.05	8.02
BofAML U.S. High Yield Cash Pay BB-B Rated Constrained Index		0.77	8.47	9.42	7.94

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The BofAML U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	0.0	(a)
Consumer Discretionary	0.0	(a)
Industrials	0.0	(a)
Materials	0.0	(a)
Utilities	0.0	(a)
Convertible Bonds	0.0	(a)
Corporate Bonds & Notes	93.7
Money Market Funds	1.9
Preferred Stocks	0.0	(a)
Industrials	0.0	(a)
Senior Loans	4.4
Warrants	0.0	(a)
Consumer Discretionary	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2013)
BBB rating	1.0
BB rating	39.9
B rating	52.2
CCC rating	6.0
Not rated	0.9
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the average of the ratings from Moody’s, S&P, and Fitch. When a rating from only two agencies is available, the average of the two is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian Lavin, CFA

Semiannual Report 2013	3

Columbia Variable Portfolio – Income Opportunities Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,001.50	1,021.04	3.48	3.52	0.71
Class 2	1,000.00	1,000.00	1,000.60	1,020.65	3.88	3.91	0.79
Class 3	1,000.00	1,000.00	1,001.00	1,020.45	4.07	4.11	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 91.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.6%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	7,476,000	7,270,410

Bombardier, Inc. Senior Notes(a)
01/15/23	6.125%	3,366,000	3,349,170

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	10,663,000	11,409,410

Oshkosh Corp.
03/01/20	8.500%	5,954,000	6,437,762

TransDigm, Inc.(a)
10/15/20	5.500%	2,750,000	2,598,750

Total			31,065,502

Automotive 2.2%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	2,000,000	2,032,500

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	3,653,000	4,031,999

Collins & Aikman Products Co. Senior Subordinated Notes(a)(b)(c)(d)
08/15/12	12.875%	620,000	62

Delphi Corp.
02/15/23	5.000%	2,475,000	2,543,062

General Motors Financial Co., Inc.(a) Senior Unsecured
05/15/18	3.250%	591,000	574,748
05/15/23	4.250%	843,000	785,044

Jaguar Land Rover Automotive PLC(a)
02/01/23	5.625%	2,879,000	2,792,630

Lear Corp. Escrow Bond(b)(d)(e)
12/01/16	8.750%	595,000	—

Schaeffler Finance BV(a) Senior Secured
02/15/17	7.750%	2,165,000	2,408,562
02/15/19	8.500%	1,363,000	1,529,968
05/15/21	4.750%	2,032,000	1,930,400

Visteon Corp.
04/15/19	6.750%	7,642,000	8,043,205

Total			26,672,180

Banking 2.5%
Ally Financial, Inc.
02/15/17	5.500%	344,000	359,415
03/15/20	8.000%	17,120,000	19,880,600
09/15/20	7.500%	3,588,000	4,135,170

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	5,187,000	5,757,570

Total			30,132,755

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	3,319,000	3,368,785

Building Materials 1.2%
American Builders & Contractors Supply Co., Inc. Senior Unsecured(a)
04/15/21	5.625%	2,567,000	2,515,660

Building Materials Corp. of America(a) Senior Notes
05/01/21	6.750%	3,568,000	3,791,000
Senior Secured
02/15/20	7.000%	440,000	468,600

Gibraltar Industries, Inc.(a)
02/01/21	6.250%	892,000	923,220

Interface, Inc.
12/01/18	7.625%	2,229,000	2,362,740

Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	2,855,000	2,954,925

Nortek, Inc.
04/15/21	8.500%	877,000	938,390

Total			13,954,535

Chemicals 3.1%
Ashland, Inc.(a)
08/15/22	4.750%	1,331,000	1,317,690
08/15/22	4.750%	2,042,000	2,021,580

Celanese U.S. Holdings LLC
06/15/21	5.875%	1,268,000	1,344,080
11/15/22	4.625%	2,290,000	2,247,063

Huntsman International LLC
11/15/20	4.875%	1,318,000	1,301,525

JM Huber Corp. Senior Notes(a)
11/01/19	9.875%	3,775,000	4,237,437

Koppers, Inc.
12/01/19	7.875%	1,605,000	1,717,350

Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	3,935,000	4,102,237

PQ Corp. Secured(a)
05/01/18	8.750%	10,221,000	10,425,420

Polypore International, Inc.
11/15/17	7.500%	3,545,000	3,695,663

Rockwood Specialties Group, Inc.
10/15/20	4.625%	1,535,000	1,542,675

U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV(a)
05/01/21	7.375%	2,915,000	2,987,875

Total			36,940,595

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 3.1%
Ashtead Capital, Inc. Secured(a)
07/15/22	6.500%	926,000	965,355

CNH Capital LLC
11/01/16	6.250%	5,289,000	5,632,785

CNH Capital LLC(a)
04/15/18	3.625%	410,000	391,550

Case New Holland, Inc.
12/01/17	7.875%	7,852,000	8,892,390

Columbus McKinnon Corp.
02/01/19	7.875%	1,288,000	1,365,280

H&E Equipment Services, Inc.
09/01/22	7.000%	1,923,000	2,004,727

Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	5,206,000	5,362,180

United Rentals North America, Inc.
12/15/19	9.250%	7,234,000	8,011,655
05/15/20	7.375%	223,000	238,053
04/15/22	7.625%	2,936,000	3,178,220
Secured
07/15/18	5.750%	1,148,000	1,205,400

Total			37,247,595

Consumer Cyclical Services 1.6%
Corrections Corp. of America(a)
05/01/23	4.625%	1,783,000	1,747,340

GNET Escrow Corp. Senior Secured(a)
07/01/18	12.125%	1,584,000	1,663,200

Goodman Networks, Inc. Senior Secured(a)
07/01/18	13.125%	3,551,000	3,764,060

Service Corp., International Senior Unsecured(a)(f)
01/15/22	5.375%	1,355,000	1,351,612

Vivint, Inc. Senior Secured(a)
12/01/19	6.375%	11,414,000	10,843,300

Total			19,369,512

Consumer Products 1.2%
First Quality Finance Co., Inc. Senior Unsecured(a)
05/15/21	4.625%	2,580,000	2,451,000

Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	1,422,000	1,487,767

Revlon Consumer Products Corp.(a)
02/15/21	5.750%	4,362,000	4,252,950

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands Escrow Corp.(a)
11/15/20	6.375%	2,660,000	2,786,350
11/15/22	6.625%	1,355,000	1,419,362

Spectrum Brands, Inc.
03/15/20	6.750%	1,066,000	1,123,298

Tempur Sealy International, Inc.(a)
12/15/20	6.875%	439,000	463,145

Total			13,983,872

Diversified Manufacturing 0.7%
Actuant Corp.
06/15/22	5.625%	2,112,000	2,138,400

Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	4,569,000	4,808,873

Apex Tool Group LLC(a)
02/01/21	7.000%	866,000	883,320

Total			7,830,593

Electric 1.5%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	3,074,000	3,373,715

Calpine Corp. Senior Secured(a)
02/15/21	7.500%	3,400,000	3,621,000

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	5,744,000	6,375,840
10/15/20	9.875%	1,650,000	1,815,000

Ipalco Enterprises, Inc. Senior Secured(a)
04/01/16	7.250%	2,015,000	2,186,275

Total			17,371,830

Entertainment 0.8%
AMC Entertainment, Inc.
06/01/19	8.750%	3,682,000	3,939,740

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(a)
03/15/21	5.250%	2,229,000	2,139,840

Cinemark USA, Inc.
12/15/22	5.125%	1,300,000	1,254,500

Speedway Motorsports, Inc.
02/01/19	6.750%	2,076,000	2,169,420

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(b)(d)
07/01/15	9.300%	18,396	18,396

Total			9,521,896

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.5%
Clean Harbors, Inc.
08/01/20	5.250%	3,459,000	3,510,885
06/01/21	5.125%	2,241,000	2,257,808

Total			5,768,693

Food and Beverage 1.4%
ARAMARK Corp.(a)
03/15/20	5.750%	2,709,000	2,769,952

B&G Foods, Inc.
06/01/21	4.625%	1,705,000	1,628,275

Constellation Brands Inc. Senior Unsecured
05/01/21	3.750%	1,526,000	1,428,718
05/01/23	4.250%	2,544,000	2,400,900

Cott Beverages, Inc.
09/01/18	8.125%	1,892,000	2,038,630

HJ Heinz Co. Secured(a)
10/15/20	4.250%	4,270,000	4,083,187

Shearer’s Foods, Inc. LLC Senior Secured(a)
11/01/19	9.000%	2,091,000	2,211,233

Total			16,560,895

Gaming 3.0%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	2,140,000	2,016,950

Caesars Operating Escrow LLC/Corp. Senior Secured(a)
02/15/20	9.000%	966,000	922,530

MGM Resorts International
10/01/20	6.750%	1,044,000	1,080,540
12/15/21	6.625%	4,108,000	4,236,375

ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	4,238,000	4,820,725

Seminole Indian Tribe of Florida(a) Senior Secured
10/01/20	6.535%	5,645,000	5,983,700
Senior Unsecured
10/01/20	7.804%	1,675,000	1,798,900

Seneca Gaming Corp.(a)
12/01/18	8.250%	2,480,000	2,641,200

Studio City Finance Ltd.(a)
12/01/20	8.500%	5,451,000	5,873,452

SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(a)
06/01/21	6.375%	2,597,000	2,512,598

Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	4,284,000	3,748,500

Total			35,635,470

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gas Pipelines 6.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	4,551,000	4,221,052

El Paso LLC Senior Secured
06/01/18	7.250%	322,000	357,846
09/15/20	6.500%	3,716,000	3,961,342
01/15/32	7.750%	11,568,000	12,290,179

Hiland Partners LP/Finance Corp.(a)
10/01/20	7.250%	8,036,000	8,277,080

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,569,000	1,596,458
02/15/23	5.500%	4,323,000	4,258,155
07/15/23	4.500%	5,894,000	5,393,010

Northwest Pipeline GP Senior Unsecured
12/01/25	7.125%	150,000	181,875

Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	2,354,000	2,489,355
07/15/21	6.500%	6,017,000	6,287,765
04/15/23	5.500%	2,105,000	2,073,425

Regency Energy Partners LP/Finance Corp.(a)
11/01/23	4.500%	1,614,000	1,460,670

Sabine Pass Liquefaction LLC(a) Senior Secured
02/01/21	5.625%	3,218,000	3,121,460
04/15/23	5.625%	4,045,000	3,822,525

Sonat, Inc. Senior Secured
02/01/18	7.000%	2,600,000	2,711,774

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	8,686,000	8,729,430

Southern Star Central Corp.(a) Senior Unsecured
03/01/16	6.750%	6,490,000	6,522,450

Tesoro Logistics LP/Finance Corp. Senior Unsecured(a)
10/01/20	5.875%	1,391,000	1,377,090

Total			79,132,941

Health Care 5.6%
Amsurg Corp.
11/30/20	5.625%	1,343,000	1,343,000

Biomet, Inc.
08/01/20	6.500%	3,335,000	3,437,134

CHS/Community Health Systems, Inc.
11/15/19	8.000%	4,070,000	4,329,462
Senior Secured
08/15/18	5.125%	4,774,000	4,845,610

ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	4,611,000	5,037,517

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	3,358,000	3,349,605

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	289,000	300,560
01/31/22	5.875%	2,373,000	2,497,582

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	136,000	147,900

HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	4,769,000	4,864,380

HCA, Inc.
05/01/23	5.875%	3,544,000	3,552,860
Senior Secured
02/15/20	6.500%	9,034,000	9,773,659
05/01/23	4.750%	2,346,000	2,246,295

Hologic, Inc.
08/01/20	6.250%	760,000	788,025

IMS Health, Inc. Senior Unsecured(a)
11/01/20	6.000%	1,869,000	1,901,708

LifePoint Hospitals, Inc.
10/01/20	6.625%	1,251,000	1,329,188

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	3,323,000	3,655,300

STHI Holding Corp. Secured(a)
03/15/18	8.000%	1,362,000	1,470,960

Tenet Healthcare Corp. Senior Secured
06/01/20	4.750%	3,969,000	3,825,124

Tenet Healthcare Corp.(a) Senior Secured
04/01/21	4.500%	844,000	787,030

Universal Hospital Services, Inc. Secured
08/15/20	7.625%	1,400,000	1,463,000

Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	2,443,000	2,589,580
02/01/19	7.750%	3,084,000	3,269,040

Total			66,804,519

Home Construction 1.4%
Ashton Woods U.S.A. LLC/Finance Co.(a)
02/15/21	6.875%	945,000	954,450

Brookfield Residential Properties, Inc./U.S. Corp.(a)
07/01/22	6.125%	1,127,000	1,105,869

KB Home
09/15/17	9.100%	2,155,000	2,413,600
03/15/20	8.000%	1,649,000	1,830,390
09/15/22	7.500%	164,000	175,480

Meritage Homes Corp.
03/01/18	4.500%	1,900,000	1,881,000
04/01/22	7.000%	1,592,000	1,751,200

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	2,403,000	2,565,202

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/20	7.750%	717,000	772,568
04/15/20	7.750%	2,472,000	2,663,580
04/15/21	5.250%	1,046,000	993,700

Total			17,107,039

Independent Energy 12.2%
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,085,000	2,230,950

Chaparral Energy, Inc.
09/01/21	8.250%	260,000	273,650
11/15/22	7.625%	1,635,000	1,667,700

Chesapeake Energy Corp.
08/15/20	6.625%	7,933,000	8,468,477
02/15/21	6.125%	5,677,000	5,960,850
03/15/23	5.750%	3,352,000	3,393,900

Comstock Resources, Inc.
06/15/20	9.500%	4,694,000	5,069,520

Concho Resources, Inc.
01/15/21	7.000%	1,326,000	1,425,450
01/15/22	6.500%	5,057,000	5,347,777
04/01/23	5.500%	4,140,000	4,077,900

Continental Resources, Inc.
10/01/19	8.250%	457,000	500,415
10/01/20	7.375%	377,000	418,470
04/01/21	7.125%	2,932,000	3,232,530
09/15/22	5.000%	14,015,000	14,260,262

Continental Resources, Inc.(a)
04/15/23	4.500%	2,307,000	2,243,558

EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK(a)
12/15/17	8.125%	1,905,370	1,943,477

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	645,000	690,150
Senior Secured
05/01/19	6.875%	3,680,000	3,937,600

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	4,301,000	4,849,377

Halcon Resources Corp.
05/15/21	8.875%	4,012,000	3,891,640

Kodiak Oil & Gas Corp.
12/01/19	8.125%	11,653,000	12,643,505

Kodiak Oil & Gas Corp.(a)
01/15/21	5.500%	3,643,000	3,551,925

LBC Tank Terminals Holding Netherlands BV(a)
05/15/23	6.875%	3,197,000	3,204,993

Laredo Petroleum, Inc.
02/15/19	9.500%	6,990,000	7,689,000
05/01/22	7.375%	3,401,000	3,571,050

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEG Energy Corp.(a)
03/15/21	6.500%	2,168,000	2,149,030
01/30/23	6.375%	2,589,000	2,511,330

Oasis Petroleum, Inc.
02/01/19	7.250%	2,897,000	3,020,123
11/01/21	6.500%	5,906,000	6,053,650
01/15/23	6.875%	2,617,000	2,695,510

Plains Exploration & Production Co.
02/15/23	6.875%	620,000	663,339

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	4,499,000	4,847,673
10/01/22	5.375%	3,539,000	3,521,305
05/01/23	5.250%	8,782,000	8,562,450

SM Energy Co. Senior Unsecured
11/15/21	6.500%	2,022,000	2,123,100
01/01/23	6.500%	1,533,000	1,609,650

SM Energy Co.(a) Senior Unsecured
01/15/24	5.000%	2,447,000	2,336,885

Whiting Petroleum Corp.
10/01/18	6.500%	243,000	256,973

Total			144,895,144

Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	1,561,000	1,654,660

Media Cable 3.8%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	4,642,000	5,082,990

CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	5,920,000	6,378,800

Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	5,817,000	5,627,947

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
09/15/20	6.375%	2,927,000	2,978,223

Cogeco Cable, Inc.(a)
05/01/20	4.875%	826,000	803,285

DISH DBS Corp.
09/01/19	7.875%	2,115,000	2,368,800
06/01/21	6.750%	8,286,000	8,803,875
07/15/22	5.875%	4,040,000	4,100,600
03/15/23	5.000%	2,566,000	2,469,775

Lynx I Corp. Senior Secured(a)
04/15/21	5.375%	2,296,000	2,307,480

Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	2,688,000	2,620,800

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quebecor Media, Inc.(a)(b)(d)
01/15/49	9.750%	1,855,000	74,571

Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(a)
01/15/23	5.500%	528,000	502,920

Videotron Ltd.
07/15/22	5.000%	584,000	569,400

WaveDivision Escrow LLC/Corp. Senior Unsecured(a)
09/01/20	8.125%	89,000	92,115

Total			44,781,581

Media Non-Cable 6.2%
AMC Networks, Inc.
07/15/21	7.750%	7,554,000	8,271,630
12/15/22	4.750%	2,280,000	2,200,200

Clear Channel Worldwide Holdings, Inc.(a)
11/15/22	6.500%	3,917,000	4,014,925
11/15/22	6.500%	10,824,000	11,148,720

DigitalGlobe, Inc.(a)
02/01/21	5.250%	1,385,000	1,329,600

Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	3,292,000	3,489,520

Intelsat Jackson Holdings SA
10/15/20	7.250%	561,000	589,050
Senior Unsecured
04/01/21	7.500%	925,000	971,250

Intelsat Jackson Holdings SA(a)
08/01/23	5.500%	2,741,000	2,576,540

Lamar Media Corp.
05/01/23	5.000%	3,788,000	3,636,480

MDC Partners, Inc.(a)
04/01/20	6.750%	3,526,000	3,517,185

National CineMedia LLC Senior Secured
04/15/22	6.000%	3,443,000	3,533,379

Nielsen Finance LLC/Co.(a)
10/01/20	4.500%	7,178,000	6,783,210

Sirius XM Radio, Inc.(a) Senior Unsecured
05/15/20	4.250%	3,067,000	2,882,980
05/15/23	4.625%	3,394,000	3,139,450

Starz LLC/Finance Corp.
09/15/19	5.000%	871,000	864,468

Univision Communications, Inc.(a)
Senior Secured
05/15/19	6.875%	326,000	342,300
11/01/20	7.875%	6,701,000	7,304,090
09/15/22	6.750%	3,030,000	3,181,500
05/15/23	5.125%	4,218,000	3,986,010

Ziff Davis Media, Inc.(b)(c)(d)
12/15/11	13.500%	68,749	1,794

Total			73,764,281

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals 3.0%
Alpha Natural Resources, Inc.
04/15/18	9.750%	2,035,000	1,961,231

ArcelorMittal Senior Unsecured
03/01/21	6.000%	1,544,000	1,536,280
02/25/22	6.750%	2,774,000	2,848,487

Arch Coal, Inc.(a)
06/15/19	9.875%	3,639,000	3,457,050

Calcipar SA Senior Secured(a)
05/01/18	6.875%	5,882,000	6,029,050

Compass Minerals International, Inc.
06/01/19	8.000%	1,610,000	1,710,625

FMG Resources August 2006 Proprietary Ltd.(a)
11/01/19	8.250%	7,613,000	7,803,325

FQM Akubra, Inc.(a)
06/01/20	8.750%	5,925,000	6,058,313
06/01/21	7.500%	1,861,000	1,781,908

JMC Steel Group, Inc. Senior Notes(a)
03/15/18	8.250%	3,178,000	3,106,495

Total			36,292,764

Non-Captive Consumer 0.3%
Provident Funding Associates LP/PFG Finance Corp.(a)
06/15/21	6.750%	266,000	265,335

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	2,934,000	2,882,655

Total			3,147,990

Non-Captive Diversified 4.0%
AerCap Aviation Solutions BV
05/30/17	6.375%	3,746,000	3,933,300

Air Lease Corp.
03/01/20	4.750%	5,536,000	5,342,240

CIT Group, Inc. Senior Unsecured
05/15/20	5.375%	3,194,000	3,269,857
08/15/22	5.000%	228,000	226,290

CIT Group, Inc.(a) Senior Secured
04/01/18	6.625%	4,785,000	5,167,800
Senior Unsecured
02/15/19	5.500%	10,280,000	10,562,700

International Lease Finance Corp. Senior Unsecured
09/01/17	8.875%	655,000	736,875
04/15/18	3.875%	853,000	801,820
04/01/19	5.875%	509,000	514,090
12/15/20	8.250%	11,848,000	13,314,190
04/15/21	4.625%	1,422,000	1,308,240

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/22	8.625%	2,381,000	2,738,150

Total			47,915,552

Oil Field Services 1.5%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	8,699,000	9,025,212

Oil States International, Inc.
06/01/19	6.500%	2,990,000	3,094,650

Oil States International, Inc.(a)
01/15/23	5.125%	2,238,000	2,344,305

Pacific Drilling SA Senior Secured(a)
06/01/20	5.375%	4,301,000	4,021,435

Total			18,485,602

Other Financial Institutions 0.1%
FTI Consulting, Inc.(a)
11/15/22	6.000%	1,058,000	1,071,225

Other Industry 0.6%
Interline Brands, Inc.
11/15/18	7.500%	5,015,000	5,265,750

Unifrax I LLC/Holding Co.(a)
02/15/19	7.500%	1,834,000	1,879,850

Total			7,145,600

Packaging 1.1%
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	6,433,000	6,481,247

Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	988,000	1,057,160
Senior Secured
08/15/19	7.875%	3,830,000	4,174,700

Sealed Air Corp.(a)
09/15/21	8.375%	1,171,000	1,323,230

Total			13,036,337

Paper 0.1%
Graphic Packaging International, Inc.
04/15/21	4.750%	1,515,000	1,469,550

Pharmaceuticals 1.1%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	1,422,000	1,571,310

VPII Escrow Corp.(a)(f) Senior Unsecured
08/15/18	6.750%	2,614,000	2,679,350
07/15/21	7.500%	3,736,000	3,866,760

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valeant Pharmaceuticals International(a)
10/15/20	6.375%	5,378,000	5,310,775

Total			13,428,195

Property & Casualty —%
Lumbermens Mutual Casualty Co.(a)(c)
12/01/97	8.450%	30,000	15

Subordinated Notes
07/01/26	9.150%	645,000	323

Total			338

Retailers 1.1%
AutoNation, Inc.
02/01/20	5.500%	292,000	306,600

Claire’s Stores, Inc. Senior Secured(a)
03/15/20	6.125%	2,055,000	2,019,038

L Brands, Inc.
02/15/22	5.625%	4,148,000	4,210,220

Penske Automotive Group, Inc.
10/01/22	5.750%	1,157,000	1,180,140

Rite Aid Corp. Senior Secured
08/15/20	8.000%	3,247,000	3,596,052

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	1,381,000	1,481,123

Total			12,793,173

Technology 6.2%
Alliance Data Systems Corp.(a)
12/01/17	5.250%	2,604,000	2,682,120
04/01/20	6.375%	1,857,000	1,949,850

Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	3,816,000	3,758,760

Anixter, Inc.
05/01/19	5.625%	1,063,000	1,108,178

Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	1,308,000	1,396,290

CDW LLC/Finance Corp.
04/01/19	8.500%	438,000	471,945
Senior Secured
12/15/18	8.000%	5,492,000	5,972,550

Cardtronics, Inc.
09/01/18	8.250%	3,093,000	3,286,312

CommScope Holdings Co., Inc. Senior Unsecured PIK(a)
06/01/20	6.625%	1,804,000	1,722,820

CyrusOne LP/Finance Corp.(a)
11/15/22	6.375%	2,876,000	2,947,900

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc. Senior Unsecured
04/01/20	4.875%	1,303,000	1,276,940
07/15/21	7.000%	1,770,000	1,920,450
04/01/23	5.375%	4,705,000	4,610,900

First Data Corp.(a) Secured
01/15/21	8.250%	5,943,000	6,061,860
Senior Secured
06/15/19	7.375%	7,632,000	7,880,040
08/15/20	8.875%	370,000	403,300
11/01/20	6.750%	695,000	710,638

Flextronics International Ltd.(a)
02/15/20	4.625%	2,520,000	2,444,400
02/15/23	5.000%	2,010,000	1,944,675

Freescale Semiconductor, Inc. Senior Secured(a)
04/15/18	9.250%	49,000	52,798

Interactive Data Corp.
08/01/18	10.250%	4,545,000	5,033,587

NXP BV/Funding LLC(a)
02/15/21	5.750%	3,235,000	3,275,437

NXP BV/NXP Funding LLC(a)
06/01/18	3.750%	4,597,000	4,505,060

Nuance Communications, Inc.(a)
08/15/20	5.375%	6,359,000	6,215,922

VeriSign, Inc.(a)
05/01/23	4.625%	2,191,000	2,125,270

Total			73,758,002

Textile 0.3%
Springs Window Fashions LLC Senior Secured(a)
06/01/21	6.250%	3,710,000	3,635,800

Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	2,405,000	2,765,750

Avis Budget Car Rental LLC/Finance, Inc.(a)
04/01/23	5.500%	361,000	348,365

Hertz Corp. (The)
10/15/20	5.875%	1,980,000	2,039,400
01/15/21	7.375%	1,470,000	1,591,275

Total			6,744,790

Wireless 5.4%
Cricket Communications, Inc.
10/15/20	7.750%	1,813,000	1,740,480

Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	5,744,000	5,514,240

MetroPCS Wireless, Inc.(a)
04/01/23	6.625%	2,214,000	2,252,745

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NII International Telecom SCA(a)
08/15/19	7.875%	1,271,000	1,204,273
08/15/19	11.375%	12,712,000	13,601,840

SBA Telecommunications, Inc.(a)
07/15/20	5.750%	6,007,000	6,022,017

Sprint Capital Corp.
11/15/28	6.875%	9,866,000	9,471,360

Sprint Nextel Corp.(a)
11/15/18	9.000%	10,599,000	12,374,332
03/01/20	7.000%	3,217,000	3,474,360

Wind Acquisition Finance SA(a) Senior Secured
02/15/18	7.250%	2,268,000	2,290,680
04/30/20	6.500%	5,906,000	5,861,705

Total			63,808,032

Wirelines 4.6%
CenturyLink, Inc. Senior Unsecured
04/01/20	5.625%	2,305,000	2,328,050
06/15/21	6.450%	8,546,000	8,909,205
03/15/22	5.800%	3,895,000	3,836,575

EarthLink, Inc. Senior Secured(a)
06/01/20	7.375%	812,000	779,520

Frontier Communications Corp. Senior Unsecured
10/01/18	8.125%	20,000	21,950
04/15/20	8.500%	772,000	851,130
07/01/21	9.250%	6,350,000	7,254,875
04/15/22	8.750%	1,509,000	1,644,810
04/15/24	7.625%	2,550,000	2,556,375

Level 3 Financing, Inc.
04/01/19	9.375%	8,328,000	8,994,240
07/01/19	8.125%	1,658,000	1,740,900
06/01/20	7.000%	1,350,000	1,350,000

Softbank Corp. Senior Unsecured(a)
04/15/20	4.500%	4,399,000	4,239,536

Windstream Corp.
10/15/20	7.750%	5,637,000	5,834,295
06/01/22	7.500%	4,005,000	4,085,100

Total			54,426,561

Total Corporate Bonds & Notes
(Cost: $1,064,791,307)			1,090,724,384

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes(b)(c)(d)
06/12/15	4.750%	296,351	30

Total Convertible Bonds
(Cost: $—)			30

Senior Loans 4.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Chemicals 0.4%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan(g)(h)
02/01/20	4.750%	1,504,229	1,502,921

Macdermid, Inc. 2nd Lien Tranche B Term Loan(g)(h)
12/07/20	7.750%	585,000	590,119

PQ Corp. Term Loan(g)(h)
08/07/17	4.500%	2,400,995	2,400,995

Total			4,494,035

Construction Machinery 0.6%
CPM Acquisition Corp.(g)(h) 1st Lien Term Loan
08/29/17	6.250%	4,329,285	4,318,462
2nd Lien Term Loan
03/01/18	10.250%	2,799,000	2,805,997

Total			7,124,459

Consumer Cyclical Services 0.3%
New Breed, Inc. Term Loan(g)(h)
10/01/19	6.000%	4,163,080	4,152,672

Consumer Products 0.3%
Serta Simmons Holdings LLC Term Loan(g)(h)
10/01/19	5.000%	2,371,058	2,368,686

Sun Products Corp. (The) Tranche B Term Loan(g)(h)
03/23/20	5.500%	633,721	625,800

Total			2,994,486

Electric —%
BHM Technologies LLC Term Loan(b)(c)(d)(g)(h)
11/26/13	8.500%	386,034	1,042

Food and Beverage 0.1%
New HB Acquisition LLC Tranche B Term Loan(g)(h)
04/09/20	6.750%	1,756,000	1,785,273

Gaming 0.1%
ROC Finance LLC Tranche B Term Loan(f)(g)(h)
03/27/19	5.000%	1,735,000	1,732,103

Health Care 0.4%
ConvaTec, Inc. Term Loan(g)(h)
12/22/16	5.000%	502,251	504,009

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
United Surgical Partners International, Inc. Tranche B Term Loan(g)(h)
04/03/19	4.750%	3,899,931	3,878,014

Total			4,382,023

Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan(g)(h)
12/20/19	5.000%	1,546,230	1,542,364

Lodging 0.1%
Four Seasons Holdings 2nd Lien Term Loan(f)(g)(h)
12/24/20	6.250%	809,000	815,068

Media Cable 0.3%
TWCC Holding Corp. 2nd Lien Term Loan(f)(g)(h)
12/11/20	7.000%	374,000	375,870

WideOpenWest Finance LLC Tranche B Term Loan(g)(h)
04/01/19	4.750%	3,053,922	3,057,740

Total			3,433,610

Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(g)(h)
09/16/19	7.500%	2,371,163	2,415,622

Oil Field Services 0.1%
Offshore Group Investment Ltd. 2nd Lien Term Loan(g)(h)
03/28/19	5.750%	896,753	898,994

Property & Casualty 0.6%
Lonestar Intermediate Super Holdings LLC Term Loan(g)(h)
09/02/19	11.000%	7,224,000	7,512,960

Retailers 0.2%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(g)(h)
08/21/20	5.750%	2,276,000	2,304,450

Technology 0.3%
Ancestry.com, Inc. Tranche B1 Term Loan(g)(h)
12/28/18	5.250%	593,279	592,240

Freescale Semiconductor, Inc. Tranche B4 Term Loan(g)(h)
03/01/20	5.000%	3,071,500	3,044,072

Total			3,636,312

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Wirelines 0.1%
Integra Telecom Holdings, Inc. Tranche B Term Loan(g)(h)
02/22/19	5.250%	1,132,163	1,131,596

Total Senior Loans
(Cost: $50,498,309)			50,357,069

Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%

Lear Corp.	404	24,426

Media —%

Haights Cross Communications, Inc.(b)(d)(e)	27,056	—

Loral Space & Communications, Inc.	6	360

Ziff Davis Holdings, Inc.(b)(d)(i)	553	5

Total		365

Total Consumer Discretionary		24,791

Industrials —%
Airlines —%

Delta Air Lines, Inc.(i)	399	7,466

Building Products —%

BHM Technologies LLC(b)(d)	35,922	359

Road & Rail —%

Quality Distribution, Inc.(i)	195	1,724

Total Industrials		9,549

Materials —%
Metals & Mining —%

Neenah Enterprises, Inc.(b)(d)(i)	45,482	204,669

Total Materials		204,669

Utilities —%
Independent Power Producers & Energy Traders —%

Calpine Corp. Escrow(b)(d)(e)	6,049,000	—

Total Utilities		—

Total Common Stocks
(Cost: $695,300)		239,009

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Preferred Stocks —%
Issuer	Shares	Value ($)
Industrials —%
Industrial Conglomerates —%

BHM Technologies LLC(b)(d)(i)	430	4

Total Preferred Stocks
(Cost: $23)		4

Warrants —%
Consumer Discretionary —%
Auto Components —%

Lear Corp.(i)	45	5,231

Media —%

ION Media Networks, Inc.(b)(d)(i)	123	1

Total Consumer Discretionary		5,232

Total Warrants
(Cost: $316,604)		5,232

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(j)(k)	22,301,281	22,301,281

Total Money Market Funds
(Cost: $22,301,281)		22,301,281

Total Investments
(Cost: $1,138,602,824)		1,163,627,009

Other Assets & Liabilities, Net		27,300,873

Net Assets		1,190,927,882

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $319,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 10-year	(290)	(36,703,125)	September 2013	861,079	—

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $433,498,071 or 36.40% of net assets.

(b)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2013 was $300,933, representing 0.03% of net assets. Information concerning such security holdings at June 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp. Subordinated Notes 4.750% 06/12/15	07/26/05	—

BHM Technologies LLC Common Stock	07/21/06	1,940

BHM Technologies LLC Preferred Stock	07/21/06	23

BHM Technologies LLC Term Loan 0.000% 11/26/13	06/21/07 - 03/31/10	951,580

Calpine Corp. Escrow Common Stock	09/29/11	—

Collins & Aikman Products Co. Senior Subordinated Notes 12.875% 08/15/12	08/12/04 - 04/12/05	488,810

Haights Cross Communications, Inc. Common Stock	01/15/04 - 02/03/06	307,972

ION Media Networks, Inc. Warrant	12/19/05 - 04/14/09	316,604

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Lear Corp. Escrow Bond 8.750% 12/01/16	11/20/06 - 07/24/08	—

Neenah Enterprises, Inc. Common Stock	08/02/10	385,233

Quebecor Media, Inc. 9.750% 01/15/49	01/17/07 - 07/24/08	17,566

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 07/01/15	01/27/03 - 04/24/13	17,875

Ziff Davis Holdings, Inc. Common Stock	07/01/08	6

Ziff Davis Media, Inc. 13.500% 12/15/11	07/01/08 - 04/15/11	53,372

(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2013, the value of these securities amounted to $3,266, which represents less than 0.01% of net assets.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $300,933, which represents 0.03% of net assets.

(e)	Negligible market value.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	Variable rate security.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	Non-income producing.

(j)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,137,674	166,273,778	(170,110,171)	22,301,281	18,816	22,301,281

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Automotive	—	26,672,118	62	26,672,180

Entertainment	—	9,503,500	18,396	9,521,896

Media Cable	—	44,707,010	74,571	44,781,581

Media Non-Cable	—	73,762,487	1,794	73,764,281

All other industries	—	935,984,446	—	935,984,446

Convertible Bonds

Wirelines	—	—	30	30

Total Bonds	—	1,090,629,561	94,853	1,090,724,414

Equity Securities

Common Stocks

Consumer Discretionary	24,786	—	5	24,791

Industrials	9,190	—	359	9,549

Materials	—	—	204,669	204,669

Utilities	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Preferred Stocks

Industrials	—	—	4	4

Warrants

Consumer Discretionary	5,231	—	1	5,232

Total Equity Securities	39,207	—	205,038	244,245

Other

Senior Loans

Construction Machinery	—	4,318,462	2,805,997	7,124,459

Electric	—	—	1,042	1,042

All other industries	—	43,231,568	—	43,231,568

Money Market Funds	22,301,281	—	—	22,301,281

Total Other	22,301,281	47,550,030	2,807,039	72,658,350

Investments in Securities	22,340,488	1,138,179,591	3,106,930	1,163,627,009
Derivatives

Assets

Futures Contracts	861,079	—	—	861,079

Total	23,201,567	1,138,179,591	3,106,930	1,164,488,088

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Convertible Bonds ($)	Senior Loans ($)	Common Stocks ($)	Preferred Stocks ($)	Warrants ($)	Total ($)
Balance as of December 31, 2012	—	—	—	—	—		—

Accrued discounts/premiums	387	—	4,540	—	—		4,927

Realized gain (loss)	—	—	—	—	—		—

Change in unrealized appreciation (depreciation)(a)	(482,801)	30	(959,986)	(490,117)	(19)	(316,603)	(2,249,496)

Sales	—	—	—	—	—		—

Purchases	577,237	—	1,307,208	695,150	23	316,604	2,896,222

Transfers into Level 3	—	—	2,455,277	—	—		2,455,277

Transfers out of Level 3	—	—	—	—	—		—

Balance as of June 30, 2013	94,823	30	2,807,039	205,033	4	1	3,106,930

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $(1,941,525), which is comprised of Corporate Bonds & Notes of $(482,801), Convertible Bonds of $30, Senior Loans of $(959,986), Common Stocks of $(182,146), Preferred Stocks of $(19) and Warrants of $(316,603).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

(higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Certain senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(ies) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,116,301,543)	$1,141,325,728

Affiliated issuers (identified cost $22,301,281)	22,301,281

Total investments (identified cost $1,138,602,824)	1,163,627,009

Margin deposits on futures contracts	319,000

Cash	615,368

Receivable for:

Investments sold	24,665,900

Capital shares sold	22,181,164

Dividends	1,128

Interest	17,593,044

Variation margin on futures contracts	22,658

Expense reimbursement due from Investment Manager	4,456

Trustees’ deferred compensation plan	342

Total assets	1,229,030,069

Liabilities

Payable for:

Investments purchased	3,993,810

Investments purchased on a delayed delivery basis	10,602,495

Capital shares purchased	22,678,107

Investment management fees	527,073

Distribution and/or service fees	30,150

Transfer agent fees	55,510

Administration fees	61,264

Compensation of board members	132,407

Other expenses	21,029

Trustees’ deferred compensation plan	342

Total liabilities	38,102,187

Net assets applicable to outstanding capital stock	$1,190,927,882

Represented by

Paid-in capital	$1,245,002,821

Excess of distributions over net investment income	(42,508,876)

Accumulated net realized loss	(37,451,327)

Unrealized appreciation (depreciation) on:

Investments	25,024,185

Futures contracts	861,079

Total — representing net assets applicable to outstanding capital stock	$1,190,927,882

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Variable Portfolio – Income Opportunities Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1

Net assets	$811,026,834

Shares outstanding	97,755,959

Net asset value per share	$8.30

Class 2

Net assets	$142,095,147

Shares outstanding	17,167,750

Net asset value per share	$8.28

Class 3

Net assets	$237,805,901

Shares outstanding	28,525,059

Net asset value per share	$8.34

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$69

Dividends — affiliated issuers	18,816

Interest	34,001,966

Income from securities lending — net	54

Total income	34,020,905

Expenses:

Investment management fees	3,109,925

Distribution and/or service fees

Class 2	72,843

Class 3	158,321

Transfer agent fees

Class 1	233,079

Class 2	17,482

Class 3	75,992

Administration fees	363,329

Compensation of board members	24,318

Custodian fees	13,644

Printing and postage fees	37,105

Professional fees	20,834

Other	14,111

Total expenses	4,140,983

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(45,292)

Fees waived by Distributor — Class 2	(48,707)

Total net expenses	4,046,984

Net investment income	29,973,921

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	15,815,838

Futures contracts	(418,103)

Net realized gain	15,397,735

Net change in unrealized appreciation (depreciation) on:

Investments	(51,281,264)

Futures contracts	988,268

Net change in unrealized appreciation (depreciation)	(50,292,996)

Net realized and unrealized loss	(34,895,261)

Net decrease in net assets from operations	$(4,921,340)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Variable Portfolio – Income Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$29,973,921	$72,084,889

Net realized gain	15,397,735	52,519,160

Net change in unrealized appreciation (depreciation)	(50,292,996)	37,300,002

Net increase (decrease) in net assets resulting from operations	(4,921,340)	161,904,051

Distributions to shareholders

Net investment income

Class 1	(103,503,350)	(62,367,943)

Class 2	(9,283,992)	(396,906)

Class 3	(31,714,098)	(16,687,936)

Net realized gains

Class 1	(74,802,679)	(19,040,291)

Class 2	(6,991,024)	(124,341)

Class 3	(23,343,564)	(5,182,451)

Total distributions to shareholders	(249,638,707)	(103,799,868)

Increase (decrease) in net assets from capital stock activity	417,273,224	(254,242,870)

Total increase (decrease) in net assets	162,713,177	(196,138,687)

Net assets at beginning of period	1,028,214,705	1,224,353,392

Net assets at end of period	$1,190,927,882	$1,028,214,705

Undistributed (excess of distributions over) net investment income	$(42,508,876)	$72,018,643

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	6,664,971	61,098,750	7,963,804	81,516,877

Fund merger	4,655,588	44,708,536	—	—

Distributions reinvested	20,068,316	178,306,029	8,401,262	81,408,234

Redemptions	(5,532,666)	(49,551,799)	(42,599,391)	(435,104,895)

Net increase (decrease)	25,856,209	234,561,516	(26,234,325)	(272,179,784)

Class 2 shares

Subscriptions	434,451	4,493,007	483,229	4,941,795

Fund merger	14,369,493	137,245,648	—	—

Distributions reinvested	1,947,832	16,275,016	53,959	521,247

Redemptions	(507,302)	(4,735,916)	(85,147)	(879,702)

Net increase	16,244,474	153,277,755	452,041	4,583,340

Class 3 shares

Subscriptions	139,443	1,482,120	1,445,901	14,896,990

Distributions reinvested	6,142,479	55,057,662	2,250,040	21,870,387

Redemptions	(2,718,334)	(27,105,829)	(2,275,445)	(23,413,803)

Net increase	3,563,588	29,433,953	1,420,496	13,353,574

Total net increase (decrease)	45,664,271	417,273,224	(24,361,788)	(254,242,870)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Variable Portfolio – Income Opportunities Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.51		$10.02	$10.69	$11.25

Income from investment operations:

Net investment income	0.28		0.64	0.70	0.51

Net realized and unrealized gain (loss)	(0.23)		0.78	(0.04)	0.23

Total from investment operations	0.05		1.42	0.66	0.74

Less distributions to shareholders:

Net investment income	(1.31)		(0.71)	(1.03)	(1.30)

Net realized gains	(0.95)		(0.22)	(0.30)	—

Total distributions to shareholders	(2.26)		(0.93)	(1.33)	(1.30)

Net asset value, end of period	$8.30		$10.51	$10.02	$10.69

Total return	0.15%		14.97%	6.42%	7.68%

Ratios to average net assets(b)

Total gross expenses	0.72	%(c)	0.71%	0.72%	0.78	%(c)

Total net expenses(d)	0.71	%(c)	0.71%	0.72%	0.78	%(c)

Net investment income	5.54	%(c)	6.16%	6.76%	7.47	%(c)

Supplemental data

Net assets, end of period (in thousands)	$811,027		$755,648	$983,282	$842,202

Portfolio turnover	30%		68%	66%	77%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.46		$9.98	$10.67	$11.25

Income from investment operations:

Net investment income	0.26		0.60	0.66	0.47

Net realized and unrealized gain (loss)	(0.22)		0.79	(0.03)	0.24

Total from investment operations	0.04		1.39	0.63	0.71

Less distributions to shareholders:

Net investment income	(1.27)		(0.69)	(1.02)	(1.29)

Net realized gains	(0.95)		(0.22)	(0.30)	—

Total distributions to shareholders	(2.22)		(0.91)	(1.32)	(1.29)

Net asset value, end of period	$8.28		$10.46	$9.98	$10.67

Total return	0.06%		14.72%	6.17%	7.44%

Ratios to average net assets(b)

Total gross expenses	0.96	%(c)	0.96%	0.97%	1.01	%(c)

Total net expenses(d)	0.79	%(c)	0.96%	0.96%	1.01	%(c)

Net investment income	5.47	%(c)	5.86%	6.54%	6.87	%(c)

Supplemental data

Net assets, end of period (in thousands)	$142,095		$9,657	$4,704	$929

Portfolio turnover	30%		68%	66%	77%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	25

Columbia Variable Portfolio – Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$10.53		$10.04	$10.71	$10.71	$7.99	$9.86

Income from investment operations:

Net investment income	0.27		0.62	0.69	0.81	0.84	0.69

Net realized and unrealized gain (loss)	(0.23)		0.79	(0.05)	0.47	2.46	(2.54)

Total from investment operations	0.04		1.41	0.64	1.28	3.30	(1.85)

Less distributions to shareholders:

Net investment income	(1.28)		(0.70)	(1.01)	(1.28)	(0.58)	(0.02)

Net realized gains	(0.95)		(0.22)	(0.30)	—	—	—

Total distributions to shareholders	(2.23)		(0.92)	(1.31)	(1.28)	(0.58)	(0.02)

Net asset value, end of period	$8.34		$10.53	$10.04	$10.71	$10.71	$7.99

Total return	0.10%		14.80%	6.26%	13.04%	42.41%	(18.82%)

Ratios to average net assets(a)

Total gross expenses	0.84	%(b)	0.84%	0.85%	0.86%	0.88%	0.92%

Total net expenses(c)	0.83	%(b)	0.83%	0.85%	0.86%	0.88%	0.92%

Net investment income	5.41	%(b)	6.01%	6.63%	7.38%	8.63%	8.04%

Supplemental data

Net assets, end of period (in thousands)	$237,806		$262,909	$236,367	$251,747	$2,003,909	$755,538

Portfolio turnover	30%		68%	66%	77%	70%	76%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an

Semiannual Report 2013	27

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified

28	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. In the event of a bankruptcy or insolvency of a futures commission merchant that holds the margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, resulting in a loss. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	861,079	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(418,103)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	988,268

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	1,202

Investments in Loans

The Fund may invest in loan participations and assignments of all or a portion of a loan. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce their rights only through an administrative agent. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have their interest subordinated to other indebtedness of the obligor. In the event

Semiannual Report 2013	29

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

30	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.57% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $2,277.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment

Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares. Effective April 26, 2013, the Distributor has voluntarily agreed to waive 0.19% of the distribution fee for Class 2 shares. This arrangement may be modified or terminated by the Distributor at any time.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	0.710%
Class 2	0.960
Class 3	0.835

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary

Semiannual Report 2013	31

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $1,138,603,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$38,737,000
Unrealized depreciation	(13,713,000)
Net unrealized appreciation	$25,024,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $333,572,304 and $322,607,039, respectively, for the six months ended June 30, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 95.9% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

32	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 10. Fund Merger

At the close of business on April 26, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Variable Portfolio — High Income Fund, a series of Columbia Funds Variable Insurance Trust I (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,063,840,327 and the combined net assets immediately after the acquisition were $1,245,794,511.

The merger was accomplished by a tax-free exchange of 17,853,023 shares of the acquired fund valued at $181,954,184 (including $10,151,066 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	4,655,588
Class 2	14,369,493

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2013 the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the six months ended June 30, 2013 would have been approximately $33.0 million, $17.5 million, $(49.1) million and $1.4 million, respectively.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	33

Columbia Variable Portfolio – Income Opportunities Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Income Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

34	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: (i) the Funds’ standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013	35

Columbia Variable Portfolio – Income Opportunities Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

36	Semiannual Report 2013

Columbia Variable Portfolio – Income Opportunities Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	37

Columbia Variable Portfolio – Income Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6545 D (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – International Opportunity Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – International Opportunity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — International Opportunity Fund (the Fund) Class 3 shares returned 4.85% for the six months ended June 30, 2013.

>	The Fund outperformed its benchmark, the MSCI EAFE Index (Net), which returned 4.10% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	4.91	19.04	0.66	7.83
Class 2*	05/03/10	4.80	18.79	0.40	7.54
Class 3	01/13/92	4.85	18.89	0.58	7.78
MSCI EAFE Index (Net)		4.10	18.62	-0.63	7.67

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Novartis AG, Registered Shares (Switzerland)	2.3
HSBC Holdings PLC (United Kingdom)	2.2
Kabel Deutschland Holding AG (Germany)	1.9
Bayer AG, Registered Shares (Germany)	1.9
UBS AG, Registered Shares (Switzerland)	1.8
Allianz SE, Registered Shares (Germany)	1.8
Toyota Motor Corp. (Japan)	1.8
Unilever PLC (United Kingdom)	1.8
Nomura Holdings, Inc. (Japan)	1.7
Fresenius Medical Care AG & Co. KGaA (Germany)	1.6

Percentages	indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2013)
Australia	2.7
Belgium	1.4
Brazil	0.4
Canada	2.5
China	1.8
Denmark	1.2
Finland	0.6
France	8.6
Germany	12.3
Hong Kong	1.7
India	0.6
Indonesia	0.5
Japan	22.7
Mexico	0.4
Netherlands	4.8
Panama	1.0
Portugal	1.0
Singapore	1.5
South Korea	2.4
Spain	1.8
Sweden	0.9
Switzerland	8.8
Taiwan	1.1
Turkey	0.5
United Kingdom	17.7
United States	1.1	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

Alex Lyle

Esther Perkins, CFA

Semiannual Report 2013	3

Columbia Variable Portfolio – International Opportunity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2013)
Aerospace & Defense	1.3
Airlines	1.9
Auto Components	1.7
Automobiles	4.1
Beverages	3.3
Building Products	0.9
Capital Markets	3.9
Chemicals	3.2
Commercial Banks	11.2
Computers & Peripherals	1.5
Construction Materials	0.3
Diversified Financial Services	2.1
Diversified Telecommunication Services	1.8
Electronic Equipment, Instruments & Components	0.6
Energy Equipment & Services	0.4
Food & Staples Retailing	1.8
Food Products	2.7
Gas Utilities	1.1
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	1.6
Hotels, Restaurants & Leisure	0.7
Household Durables	3.4
Household Products	1.0
Independent Power Producers & Energy Traders	0.4
Industrial Conglomerates	0.7
Insurance	6.5
IT Services	4.1
Machinery	2.0
Media	5.1
Multiline Retail	0.3
Oil, Gas & Consumable Fuels	2.2
Personal Products	0.7
Pharmaceuticals	6.6
Real Estate Investment Trusts (REITs)	0.4
Real Estate Management & Development	1.0
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	3.6
Software	2.2
Specialty Retail	1.7
Textiles, Apparel & Luxury Goods	2.4
Trading Companies & Distributors	3.3
Water Utilities	0.4
Wireless Telecommunication Services	0.3
Money Market Funds	1.1
Total	99.2

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,049.10	1,019.62	5.02	4.95	1.00
Class 2	1,000.00	1,000.00	1,048.00	1,018.39	6.28	6.19	1.25
Class 3	1,000.00	1,000.00	1,048.50	1,019.03	5.63	5.54	1.12

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013	5

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 2.7%
Ansell Ltd.	228,772	3,685,426

Australia and New Zealand Banking Group Ltd.	118,911	3,086,854

National Australia Bank Ltd.	135,817	3,673,845

Total		10,446,125

Belgium 1.4%
Anheuser-Busch InBev NV	61,579	5,544,153

Brazil 0.4%
Cia Hering	109,500	1,547,285

Canada 2.5%
Canadian National Railway Co.	39,800	3,875,174

CGI Group, Inc., Class A(a)	199,800	5,851,326

Total		9,726,500

China 1.8%
CNOOC Ltd.	1,170,000	1,959,653

ENN Energy Holdings Ltd.	656,000	3,474,608

Guangdong Investment Ltd.	1,784,000	1,545,823

Total		6,980,084

Denmark 1.2%
Novo Nordisk A/S, Class B	29,363	4,564,844

Finland 0.6%
KONE OYJ, Class B	29,286	2,322,949

France 8.5%
Air Liquide SA	16,188	1,999,216

AtoS	39,159	2,910,225

BNP Paribas SA	56,541	3,095,340

Essilor International SA	29,127	3,103,129

European Aeronautic Defence and Space Co. NV	97,360	5,208,834

Gemalto NV	21,918	1,984,515

L’Oreal SA	17,381	2,857,166

Publicis Groupe SA	65,827	4,688,142

Renault SA	64,065	4,315,259

Rexel SA	128,853	2,903,157

Total		33,064,983

Germany 11.5%
Allianz SE, Registered Shares	47,735	6,967,462

Bayer AG, Registered Shares	68,252	7,266,832

Common Stocks (continued)
Issuer	Shares	Value ($)
Brenntag AG	34,559	5,252,712

Continental AG	26,229	3,496,564

Fresenius Medical Care AG & Co. KGaA	85,943	6,091,744

Kabel Deutschland Holding AG	66,397	7,290,477

Merck KGaA	23,317	3,546,045

SAP AG	67,766	4,948,478

Total		44,860,314

Hong Kong 1.7%
AIA Group Ltd.	882,200	3,716,710

Cheung Kong Holdings Ltd.	211,000	2,845,214

Total		6,561,924

India 0.5%
ICICI Bank Ltd., ADR	54,250	2,075,063

Indonesia 0.5%
PT Bank Mandiri Persero Tbk	2,228,972	2,010,392

Japan 22.6%
Aeon Co., Ltd.	362,400	4,762,390

Ajinomoto Co., Inc.	70,000	1,026,848

Asahi Group Holdings Ltd.	46,000	1,139,500

Azbil Corp.	49,500	1,061,725

Daikin Industries Ltd.	90,900	3,674,160

Electric Power Development Co., Ltd.	49,200	1,538,222

Fuji Media Holdings, Inc.	1,676	3,369,198

Industrial & Infrastructure Fund Investment Corp.	40	389,027

Isetan Mitsukoshi Holdings Ltd.	76,100	1,010,504

ITOCHU Corp.	111,800	1,292,844

Japan Exchange Group, Inc.	39,900	4,030,176

Japan Prime Realty Investment Corp.	127	388,617

Keihan Electric Railway Co., Ltd.	169,000	705,095

Konami Corp.	168,600	3,579,248

Kuraray Co., Ltd.	62,300	873,147

Lawson, Inc.	28,100	2,144,292

Makita Corp.	29,600	1,591,364

Mazda Motor Corp.(a)	389,000	1,537,887

Mitsubishi Estate Co., Ltd.	38,000	1,011,707

Mitsubishi UFJ Financial Group, Inc.	661,200	4,083,485

Nomura Holdings, Inc.	879,100	6,470,852

Nomura Real Estate Residential Fund, Inc.	120	584,317

Omron Corp.	19,000	566,447

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Osaka Gas Co., Ltd.	198,000	836,037

OSG Corp.	261,900	3,918,145

Sanrio Co., Ltd.	42,200	1,957,566

Santen Pharmaceutical Co., Ltd.	39,300	1,700,699

SCSK Corp.	160,900	3,095,604

Sekisui Chemical Co., Ltd.	476,000	5,054,417

Showa Denko KK	754,000	994,401

SoftBank Corp.	20,200	1,175,841

Sony Corp.	95,900	2,026,005

Sumitomo Mitsui Financial Group, Inc.	62,200	2,847,084

Sumitomo Mitsui Trust Holdings, Inc.	685,000	3,196,113

Taiheiyo Cement Corp.	306,000	976,507

Tokyu Corp.	255,000	1,669,677

Toyota Motor Corp.	114,600	6,912,425

Wacom Co., Ltd.	332,200	3,672,145

Yokogawa Electric Corp.	63,900	763,911

Total		87,627,629

Mexico 0.4%
Fomento Economico Mexicano SAB de CV, ADR	16,202	1,671,884

Netherlands 4.7%
Aegon NV	625,892	4,199,146

ASML Holding NV	50,209	3,963,537

ING Groep NV-CVA(a)	142,650	1,303,691

Reed Elsevier NV	276,522	4,605,337

Ziggo NV	107,626	4,323,034

Total		18,394,745

Panama 1.0%
Copa Holdings SA, Class A	28,656	3,757,375

Portugal 1.0%
Galp Energia SGPS SA	250,477	3,713,074

Singapore 1.4%
Keppel Corp., Ltd.	246,000	2,012,118

Oversea-Chinese Banking Corp., Ltd.	449,085	3,530,318

Total		5,542,436

South Korea 2.3%
Hyundai Motor Co.	16,235	3,184,180

Samsung Electronics Co., Ltd.	5,035	5,885,030

Total		9,069,210

Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 1.8%
Amadeus IT Holding SA, Class A	123,890	3,965,121

Inditex SA	25,652	3,164,053

Total		7,129,174

Sweden 0.9%
Nordea Bank AB	314,770	3,515,121

Switzerland 8.7%
Cie Financiere Richemont SA, Class A	59,305	5,230,007

Nestlé SA, Registered Shares	41,953	2,752,973

Novartis AG, Registered Shares	123,029	8,714,211

Swatch Group AG (The), Registered Shares	44,990	4,230,597

Syngenta AG, Registered Shares	15,490	6,040,462

UBS AG, Registered Shares	412,697	7,005,053

Total		33,973,303

Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,149,149	4,160,030

Turkey 0.6%
Turkiye Garanti Bankasi AS	485,279	2,118,551

United Kingdom 17.6%
Barclays PLC	436,670	1,859,666

BG Group PLC	166,293	2,825,993

BT Group PLC	590,053	2,770,152

Diageo PLC	159,467	4,572,925

easyJet PLC	178,122	3,510,948

GKN PLC	718,872	3,290,561

HSBC Holdings PLC	820,437	8,493,284

Intercontinental Hotels Group PLC	99,577	2,736,596

John Wood Group PLC	119,807	1,477,600

Johnson Matthey PLC	64,893	2,592,796

Legal & General Group PLC	1,549,645	4,038,921

Persimmon PLC	334,638	6,007,050

Prudential PLC	235,558	3,844,960

Reckitt Benckiser Group PLC	55,325	3,913,497

Schroders PLC	46,954	1,558,727

Smith & Nephew PLC	200,655	2,247,308

St. James’s Place PLC	303,859	2,492,509

Unilever PLC	168,639	6,826,874

Wolseley PLC	69,117	3,189,027

Total		68,249,394

Total Common Stocks
(Cost: $322,236,549)		378,626,542

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

The accompanying Notes to Financial Statements are an integral part of this statement.

Preferred Stocks 0.7%
Issuer	Shares	Value ($)
Germany 0.7%
Henkel AG & Co. KGaA	28,749	2,699,811

Total Preferred Stocks
(Cost: $1,990,340)		2,699,811

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	4,418,788	4,418,788

Total Money Market Funds
(Cost: $4,418,788)		4,418,788

Total Investments
(Cost: $328,645,677)		385,745,141

Other Assets & Liabilities, Net		2,965,477

Net Assets		388,710,618

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,943,324	58,374,631	(56,899,167)	4,418,788	1,289	4,418,788

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

8	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	1,547,285	74,106,827	—	75,654,112

Consumer Staples	1,671,884	35,540,619	—	37,212,503

Energy	—	9,976,320	—	9,976,320

Financials	2,075,063	92,357,140	—	94,432,203

Health Care	—	40,920,238	—	40,920,238

Industrials	7,632,548	37,251,029	—	44,883,577

Information Technology	5,851,326	40,556,017	—	46,407,343

Materials	—	13,476,528	—	13,476,528

Telecommunication Services	—	8,269,028	—	8,269,028

Utilities	—	7,394,690	—	7,394,690

Preferred Stocks

Consumer Staples	—	2,699,811	—	2,699,811

Total Equity Securities	18,778,106	362,548,247	—	381,326,353

Other

Money Market Funds	4,418,788	—	—	4,418,788

Total Other	4,418,788	—	—	4,418,788

Total	23,196,894	362,548,247	—	385,745,141

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – International Opportunity Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $324,226,889)	$381,326,353

Affiliated issuers (identified cost $4,418,788)	4,418,788

Total investments (identified cost $328,645,677)	385,745,141

Foreign currency (identified cost $2,464,709)	2,474,176

Receivable for:

Investments sold	24,454,167

Capital shares sold	19,503

Dividends	509,338

Reclaims	612,988

Expense reimbursement due from Investment Manager	29

Trustees’ deferred compensation plan	10,994

Total assets	413,826,336

Liabilities

Payable for:

Investments purchased	24,240,220

Capital shares purchased	473,817

Investment management fees	241,471

Distribution and/or service fees	37,108

Transfer agent fees	18,323

Administration fees	24,431

Compensation of board members	26,219

Other expenses	43,135

Trustees’ deferred compensation plan	10,994

Total liabilities	25,115,718

Net assets applicable to outstanding capital stock	$388,710,618

Represented by

Paid-in capital	$479,093,695

Excess of distributions over net investment income	(1,193,384)

Accumulated net realized loss	(146,287,428)

Unrealized appreciation (depreciation) on:

Investments	57,099,464

Foreign currency translations	(1,729)

Total — representing net assets applicable to outstanding capital stock	$388,710,618

Class 1

Net assets	$15,924,179

Shares outstanding	1,274,617

Net asset value per share	$12.49

Class 2

Net assets	$5,188,196

Shares outstanding	415,996

Net asset value per share	$12.47

Class 3

Net assets	$367,598,243

Shares outstanding	29,428,104

Net asset value per share	$12.49

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$6,654,854

Dividends — affiliated issuers	1,289

Income from securities lending — net	143

Foreign taxes withheld	(727,359)

Total income	5,928,927

Expenses:

Investment management fees	1,568,373

Distribution and/or service fees

Class 2	5,193

Class 3	235,181

Transfer agent fees

Class 1	4,918

Class 2	1,246

Class 3	112,883

Administration fees	158,734

Compensation of board members	11,428

Custodian fees	38,022

Printing and postage fees	57,524

Professional fees	19,052

Other	6,969

Total expenses	2,219,523

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(29)

Total net expenses	2,219,494

Net investment income	3,709,433

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	18,712,188

Foreign currency translations	(35,446)

Net realized gain	18,676,742

Net change in unrealized appreciation (depreciation) on:

Investments	(2,783,388)

Foreign currency translations	(47,377)

Net change in unrealized appreciation (depreciation)	(2,830,765)

Net realized and unrealized gain	15,845,977

Net increase in net assets resulting from operations	$19,555,410

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – International Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$3,709,433	$7,055,160

Net realized gain	18,676,742	11,484,886

Net change in unrealized appreciation (depreciation)	(2,830,765)	46,285,262

Net increase in net assets resulting from operations	19,555,410	64,825,308

Distributions to shareholders

Net investment income

Class 1	(248,387)	(276,441)

Class 2	(68,590)	(48,095)

Class 3	(5,495,076)	(5,876,095)

Total distributions to shareholders	(5,812,053)	(6,200,631)

Increase (decrease) in net assets from capital stock activity	(20,918,009)	(66,697,783)

Total decrease in net assets	(7,174,652)	(8,073,106)

Net assets at beginning of period	395,885,270	403,958,376

Net assets at end of period	$388,710,618	$395,885,270

Undistributed (excess of distributions over) net investment income	$(1,193,384)	$909,236

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	18,780	237,868	62,503	720,595

Distributions reinvested	19,829	248,386	25,207	276,441

Redemptions	(122,577)	(1,563,210)	(257,080)	(2,913,333)

Net decrease	(83,968)	(1,076,956)	(169,370)	(1,916,297)

Class 2 shares

Subscriptions	142,513	1,825,032	90,445	1,023,604

Distributions reinvested	5,484	68,590	4,407	48,095

Redemptions	(32,007)	(404,046)	(37,337)	(420,636)

Net increase	115,990	1,489,576	57,515	651,063

Class 3 shares

Subscriptions	10,512	136,020	20,136	220,398

Distributions reinvested	438,680	5,495,076	537,571	5,876,095

Redemptions	(2,120,620)	(26,961,725)	(6,375,308)	(71,529,042)

Net decrease	(1,671,428)	(21,330,629)	(5,817,601)	(65,432,549)

Total net decrease	(1,639,406)	(20,918,009)	(5,929,456)	(66,697,783)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – International Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.09		$10.44	$12.09	$10.67

Income from investment operations:

Net investment income	0.12		0.21	0.18	0.03

Net realized and unrealized gain (loss)	0.47		1.63	(1.66)	1.49

Total from investment operations	0.59		1.84	(1.48)	1.52

Less distributions to shareholders:

Net investment income	(0.19)		(0.19)	(0.17)	(0.10)

Total distributions to shareholders	(0.19)		(0.19)	(0.17)	(0.10)

Net asset value, end of period	$12.49		$12.09	$10.44	$12.09

Total return	4.91%		17.85%	(12.37%)	14.47%

Ratios to average net assets(b)

Total gross expenses	1.00	%(c)	0.99%	1.01%	1.11	%(c)

Total net expenses(d)	1.00	%(c)	0.99%	1.01%	1.11	%(c)

Net investment income	1.99	%(c)	1.89%	1.56%	0.47	%(c)

Supplemental data

Net assets, end of period (in thousands)	$15,924		$16,421	$15,957	$6

Portfolio turnover	44%		66%	64%	76%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.07		$10.43	$12.07	$10.67

Income from investment operations:

Net investment income (loss)	0.11		0.19	0.15	(0.09)

Net realized and unrealized gain (loss)	0.47		1.62	(1.64)	1.59

Total from investment operations	0.58		1.81	(1.49)	1.50

Less distributions to shareholders:

Net investment income	(0.18)		(0.17)	(0.15)	(0.10)

Total distributions to shareholders	(0.18)		(0.17)	(0.15)	(0.10)

Net asset value, end of period	$12.47		$12.07	$10.43	$12.07

Total return	4.80%		17.49%	(12.51%)	14.24%

Ratios to average net assets(b)

Total gross expenses	1.25	%(c)	1.24%	1.27%	1.41	%(c)

Total net expenses(d)	1.25	%(c)	1.24%	1.27%	1.41	%(c)

Net investment income (loss)	1.76	%(c)	1.66%	1.29%	(1.15	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$5,188		$3,620	$2,529	$534

Portfolio turnover	44%		66%	64%	76%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Variable Portfolio – International Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$12.09		$10.44	$12.08	$10.77	$8.58		$14.71

Income from investment operations:

Net investment income	0.12		0.20	0.16	0.08	0.14		0.27

Net realized and unrealized gain (loss)	0.47		1.63	(1.64)	1.38	2.19		(6.12)

Total from investment operations	0.59		1.83	(1.48)	1.46	2.33		(5.85)

Less distributions to shareholders:

Net investment income	(0.19)		(0.18)	(0.16)	(0.15)	(0.14)		(0.28)

Total distributions to shareholders	(0.19)		(0.18)	(0.16)	(0.15)	(0.14)		(0.28)

Proceeds from regulatory settlements	—		—	—	—	0.00	(a)	—

Net asset value, end of period	$12.49		$12.09	$10.44	$12.08	$10.77		$8.58

Total return	4.85%		17.70%	(12.42%)	13.89%	27.54	%(b)	(40.43%)

Ratios to average net assets(c)

Total gross expenses	1.12	%(d)	1.12%	1.17%	1.13%	1.16%		1.15%

Total net expenses(e)	1.12	%(d)	1.12%	1.17%	1.13%	1.16%		1.15%

Net investment income	1.87	%(d)	1.76%	1.33%	0.78%	1.57%		2.21%

Supplemental data

Net assets, end of period (in thousands)	$367,598		$375,844	$385,473	$527,737	$561,691		$535,029

Portfolio turnover	44%		66%	64%	76%	90%		61%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — International Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains

Semiannual Report 2013	17

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

(losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the

18	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.79% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $1,296.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.
Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	1.000%
Class 2	1.250
Class 3	1.125

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,

Semiannual Report 2013	19

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $328,646,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$62,489,000
Unrealized depreciation	(5,390,000)
Net unrealized appreciation	$57,099,000

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	12,968,955
2017	148,996,565
Total	161,965,520

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $175,109,804 and $201,559,601, respectively, for the six months ended June 30, 2013.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending

Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 97.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus

20	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	21

Columbia Variable Portfolio – International Opportunity Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — International Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

22	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

Semiannual Report 2013	23

Columbia Variable Portfolio – International Opportunity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

24	Semiannual Report 2013

Columbia Variable Portfolio – International Opportunity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	25

Columbia Variable Portfolio – International Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6494 D (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Large Cap Growth Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Large Cap Growth Fund (the Fund) Class 3 shares returned 9.71% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 11.80% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	9.69	17.05	6.15	5.09
Class 2*	05/03/10	9.49	16.73	5.92	4.89
Class 3	09/15/99	9.71	16.94	6.10	5.07
Russell 1000 Growth Index		11.80	17.07	7.47	7.40

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Google, Inc., Class A	4.4
PepsiCo, Inc.	2.8
Apple, Inc.	2.8
Gilead Sciences, Inc.	2.6
Mastercard, Inc., Class A	2.5
EMC Corp.	2.5
Honeywell International, Inc.	2.4
Eaton Corp. PLC	2.2
Union Pacific Corp.	2.2
Express Scripts Holding Co.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	97.3
Consumer Discretionary	18.1
Consumer Staples	8.7
Energy	4.6
Financials	5.4
Health Care	15.3
Industrials	13.1
Information Technology	27.7
Materials	2.6
Telecommunication Services	1.8
Money Market Funds	2.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA, CAIA

Semiannual Report 2013	3

Columbia Variable Portfolio – Large Cap Growth Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,096.90	1,020.65	4.06	3.91	0.79
Class 2	1,000.00	1,000.00	1,094.90	1,019.42	5.34	5.15	1.04
Class 3	1,000.00	1,000.00	1,097.10	1,020.06	4.68	4.51	0.91

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%
Issuer	Shares	Value ($)
Consumer Discretionary 18.1%
Auto Components 1.1%

Delphi Automotive PLC	244,380	12,387,622

Hotels, Restaurants & Leisure 2.4%

Las Vegas Sands Corp.	265,694	14,063,184

Starwood Hotels & Resorts Worldwide, Inc.	227,260	14,360,559

Total		28,423,743

Household Durables 0.7%

Mohawk Industries, Inc.(a)	73,410	8,257,891

Internet & Catalog Retail 3.6%

Amazon.com, Inc.(a)	55,273	15,348,759

Netflix, Inc.(a)	24,377	5,145,741

priceline.com, Inc.(a)	25,019	20,693,966

Total		41,188,466

Media 3.9%

Comcast Corp., Class A	120,866	5,061,868

DISH Network Corp., Class A	409,978	17,432,265

Walt Disney Co. (The)	352,157	22,238,714

Total		44,732,847

Multiline Retail 0.6%

Target Corp.	105,927	7,294,133

Specialty Retail 4.5%

Gap, Inc. (The)	392,260	16,369,010

Lowe’s Companies, Inc.	397,843	16,271,778

O’Reilly Automotive, Inc.(a)	107,753	12,135,143

Williams-Sonoma, Inc.	127,130	7,105,296

Total		51,881,227

Textiles, Apparel & Luxury Goods 1.3%

Nike, Inc., Class B	241,447	15,375,345

Total Consumer Discretionary		209,541,274

Consumer Staples 8.8%
Beverages 2.8%

PepsiCo, Inc.	389,460	31,853,933

Food & Staples Retailing 1.5%

Walgreen Co.	392,240	17,337,008

Household Products 1.4%

Procter & Gamble Co. (The)	206,799	15,921,455

Personal Products 1.6%

Estee Lauder Companies, Inc. (The), Class A	274,230	18,036,107

Tobacco 1.5%

Philip Morris International, Inc.	207,690	17,990,108

Total Consumer Staples		101,138,611

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.6%
Energy Equipment & Services 3.3%

Cameron International Corp.(a)	250,933	15,347,062

Halliburton Co.	540,079	22,532,096

Total		37,879,158

Oil, Gas & Consumable Fuels 1.3%

Anadarko Petroleum Corp.	177,609	15,261,942

Kinder Morgan Management LLC(a)(b)(c)	—	1

Total		15,261,943

Total Energy		53,141,101

Financials 5.4%
Capital Markets 2.1%

BlackRock, Inc.	58,266	14,965,622

Invesco Ltd.	270,790	8,611,122

Total		23,576,744

Commercial Banks 1.4%

Fifth Third Bancorp	479,755	8,659,578

Wells Fargo & Co.	189,330	7,813,649

Total		16,473,227

Diversified Financial Services 1.3%

Citigroup, Inc.	308,581	14,802,630

Real Estate Investment Trusts (REITs) 0.6%

Simon Property Group, Inc.	46,930	7,411,186

Total Financials		62,263,787

Health Care 15.3%
Biotechnology 5.0%

Ariad Pharmaceuticals, Inc.(a)	127,610	2,231,899

Celgene Corp.(a)	127,507	14,906,843

Gilead Sciences, Inc.(a)	578,200	29,609,622

Vertex Pharmaceuticals, Inc.(a)	139,953	11,178,046

Total		57,926,410

Health Care Equipment & Supplies 3.7%

Abbott Laboratories	395,836	13,806,760

St. Jude Medical, Inc.	245,950	11,222,698

Zimmer Holdings, Inc.	242,238	18,153,316

Total		43,182,774

Health Care Providers & Services 3.3%

Aetna, Inc.	210,980	13,405,669

Express Scripts Holding Co.(a)	391,160	24,130,660

Total		37,536,329

Life Sciences Tools & Services 0.6%

Thermo Fisher Scientific, Inc.	78,695	6,659,958

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.7%

AbbVie, Inc.	404,940	16,740,220

Johnson & Johnson	167,605	14,390,565

Total		31,130,785

Total Health Care		176,436,256

Industrials 13.1%
Aerospace & Defense 4.3%

Honeywell International, Inc.	338,217	26,834,137

Precision Castparts Corp.	102,585	23,185,236

Total		50,019,373

Commercial Services & Supplies 2.0%

Tyco International Ltd.	700,506	23,081,673

Electrical Equipment 3.2%

Eaton Corp. PLC	376,728	24,792,470

Rockwell Automation, Inc.	141,644	11,776,282

Total		36,568,752

Machinery 0.5%

Pall Corp.	94,399	6,270,925

Road & Rail 3.1%

JB Hunt Transport Services, Inc.	150,313	10,858,611

Union Pacific Corp.	157,610	24,316,071

Total		35,174,682

Total Industrials		151,115,405

Information Technology 27.8%
Communications Equipment 3.8%

Cisco Systems, Inc.	818,610	19,900,409

QUALCOMM, Inc.	390,204	23,833,660

Total		43,734,069

Computers & Peripherals 6.5%

Apple, Inc.	79,906	31,649,169

EMC Corp.	1,169,447	27,622,338

NCR Corp.(a)	479,801	15,828,635

Total		75,100,142

Internet Software & Services 7.1%

eBay, Inc.(a)	420,369	21,741,485

Google, Inc., Class A(a)	56,400	49,652,868

LinkedIn Corp., Class A(a)	57,970	10,336,051

Total		81,730,404

IT Services 3.7%

Accenture PLC, Class A	205,552	14,791,522

Mastercard, Inc., Class A	49,552	28,467,624

Total		43,259,146

Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.8%

KLA-Tencor Corp.	250,650	13,968,724

NXP Semiconductor NV(a)	204,556	6,337,145

Total		20,305,869

Software 4.9%

Citrix Systems, Inc.(a)	108,805	6,564,206

Microsoft Corp.	560,760	19,363,043

Oracle Corp.	281,977	8,662,333

QLIK Technologies, Inc.(a)	267,410	7,559,681

Salesforce.com, Inc.(a)	376,590	14,378,206

Total		56,527,469

Total Information Technology		320,657,099

Materials 2.6%
Chemicals 2.6%

LyondellBasell Industries NV, Class A	157,093	10,408,982

Monsanto Co.	203,070	20,063,316

Total		30,472,298

Total Materials		30,472,298

Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%

Verizon Communications, Inc.	409,232	20,600,739

Total Telecommunication Services		20,600,739

Total Common Stocks
(Cost: $1,075,842,117)		1,125,366,570

Money Market Funds 2.7%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(d)(e)	30,952,776	30,952,776

Total Money Market Funds
(Cost: $30,952,776)		30,952,776

Total Investments
(Cost: $1,106,794,893)		1,156,319,346

Other Assets & Liabilities, Net		(2,529,236)

Net Assets		1,153,790,110

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2013 was $1, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12/19/03 – 01/18/05	—

(c)	Represents fractional shares.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,578,886	1,014,919,939	(991,546,049)	30,952,776	26,274	30,952,776

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	209,541,274	—	—	209,541,274

Consumer Staples	101,138,611	—	—	101,138,611

Energy	53,141,100	1	—	53,141,101

Financials	62,263,787	—	—	62,263,787

Health Care	176,436,256	—	—	176,436,256

Industrials	151,115,405	—	—	151,115,405

Information Technology	320,657,099	—	—	320,657,099

Materials	30,472,298	—	—	30,472,298

Telecommunication Services	20,600,739	—	—	20,600,739

Total Equity Securities	1,125,366,569	1	—	1,125,366,570

Other

Money Market Funds	30,952,776	—	—	30,952,776

Total Other	30,952,776	—	—	30,952,776

Total	1,156,319,345	1	—	1,156,319,346

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,075,842,117)	$1,125,366,570

Affiliated issuers (identified cost $30,952,776)	30,952,776

Total investments (identified cost $1,106,794,893)	1,156,319,346

Receivable for:

Investments sold	9,071,852

Capital shares sold	3,096,869

Dividends	673,428

Reclaims	45,487

Expense reimbursement due from Investment Manager	17,205

Trustees’ deferred compensation plan	20,693

Total assets	1,169,244,880

Liabilities

Payable for:

Investments purchased	14,289,499

Capital shares purchased	390,800

Investment management fees	599,710

Distribution and/or service fees	21,826

Transfer agent fees	53,024

Administration fees	49,940

Compensation of board members	15,084

Other expenses	14,194

Trustees’ deferred compensation plan	20,693

Total liabilities	15,454,770

Net assets applicable to outstanding capital stock	$1,153,790,110

Represented by

Partners’ capital	$1,153,790,110

Total — representing net assets applicable to outstanding capital stock	$1,153,790,110

Class 1

Net assets	$941,635,073

Shares outstanding	107,942,858

Net asset value per share	$8.72

Class 2

Net assets	$10,768,062

Shares outstanding	1,244,588

Net asset value per share	$8.65

Class 3

Net assets	$201,386,975

Shares outstanding	23,155,546

Net asset value per share	$8.70

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$5,854,574

Dividends — affiliated issuers	26,274

Foreign taxes withheld	(75,182)

Total income	5,805,666

Expenses:

Investment management fees	2,967,365

Distribution and/or service fees

Class 2	12,929

Class 3	125,930

Transfer agent fees

Class 1	196,526

Class 2	3,103

Class 3	60,444

Administration fees	247,824

Compensation of board members	10,238

Custodian fees	7,910

Printing and postage fees	35,723

Professional fees	16,097

Other	6,519

Total expenses	3,690,608

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(127,859)

Total net expenses	3,562,749

Net investment income	2,242,917

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	34,630,633

Net realized gain	34,630,633

Net change in unrealized appreciation (depreciation) on:

Investments	15,291,227

Foreign currency translations	(429)

Net change in unrealized appreciation (depreciation)	15,290,798

Net realized and unrealized gain	49,921,431

Net increase in net assets resulting from operations	$52,164,348

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$2,242,917	$1,385,210

Net realized gain	34,630,633	28,506,441

Net change in unrealized appreciation (depreciation)	15,290,798	16,866,671

Net increase in net assets resulting from operations	52,164,348	46,758,322

Increase (decrease) in net assets from capital stock activity	850,503,222	(36,486,623)

Total increase in net assets	902,667,570	10,271,699

Net assets at beginning of period	251,122,540	240,850,841

Net assets at end of period	$1,153,790,110	$251,122,540

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	102,921,122	869,789,039	156,040	1,179,982

Redemptions	(829,307)	(7,237,565)	(977,650)	(7,482,082)

Net increase (decrease)	102,091,815	862,551,474	(821,610)	(6,302,100)

Class 2 shares

Subscriptions	213,786	1,844,288	337,437	2,535,468

Redemptions	(202,916)	(1,721,905)	(305,378)	(2,293,895)

Net increase	10,870	122,383	32,059	241,573

Class 3 shares

Subscriptions	154,542	1,307,877	291,816	2,239,547

Redemptions	(1,566,849)	(13,478,512)	(4,330,703)	(32,665,643)

Net decrease	(1,412,307)	(12,170,635)	(4,038,887)	(30,426,096)

Total net increase (decrease)	100,690,378	850,503,222	(4,828,438)	(36,486,623)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$7.95		$6.61	$6.82	$6.34

Income from investment operations:

Net investment income	0.02		0.05	0.03	0.02

Net realized and unrealized gain (loss)	0.75		1.29	(0.24)	0.46

Total from investment operations	0.77		1.34	(0.21)	0.48

Net asset value, end of period	$8.72		$7.95	$6.61	$6.82

Total return	9.69%		20.27%	(3.08%)	7.57%

Ratios to average net assets(b)

Total gross expenses	0.82	%(c)	0.88%	0.89%	0.83	%(c)

Total net expenses(d)	0.79	%(c)	0.78%	0.77%	0.83	%(c)

Net investment income	0.56	%(c)	0.64%	0.51%	0.60	%(c)

Supplemental data

Net assets, end of period (in thousands)	$941,635		$46,512	$44,092	$5

Portfolio turnover	62%		102%	104%	152%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$7.90		$6.58	$6.81	$6.34

Income from investment operations:

Net investment income	0.01		0.03	0.02	0.02

Net realized and unrealized gain (loss)	0.74		1.29	(0.25)	0.45

Total from investment operations	0.75		1.32	(0.23)	0.47

Net asset value, end of period	$8.65		$7.90	$6.58	$6.81

Total return	9.49%		20.06%	(3.38%)	7.41%

Ratios to average net assets(b)

Total gross expenses	1.07	%(c)	1.13%	1.15%	1.09	%(c)

Total net expenses(d)	1.04	%(c)	1.03%	1.02%	1.09	%(c)

Net investment income	0.27	%(c)	0.43%	0.26%	0.50	%(c)

Supplemental data

Net assets, end of period (in thousands)	$10,768		$9,741	$7,907	$320

Portfolio turnover	62%		102%	104%	152%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$7.93		$6.60	$6.82	$5.82	$4.25	$7.65

Income from investment operations:

Net investment income	0.02		0.04	0.01	0.02	0.03	0.10

Net realized and unrealized gain (loss)	0.75		1.29	(0.23)	0.98	1.54	(3.48)

Total from investment operations	0.77		1.33	(0.22)	1.00	1.57	(3.38)

Less distributions to shareholders:

Net investment income	—		—	—	—	—	(0.02)

Total distributions to shareholders	—		—	—	—	—	(0.02)

Net asset value, end of period	$8.70		$7.93	$6.60	$6.82	$5.82	$4.25

Total return	9.71%		20.15%	(3.23%)	17.16%	37.00%	(44.35%)

Ratios to average net assets(a)

Total gross expenses	0.95	%(b)	1.00%	0.99%	0.93%	0.80%	0.75%

Total net expenses(c)	0.91	%(b)	0.91%	0.92%	0.93%	0.80%	0.75%

Net investment income	0.40	%(b)	0.52%	0.21%	0.34%	0.71%	1.36%

Supplemental data

Net assets, end of period (in thousands)	$201,387		$194,870	$188,852	$233,165	$240,404	$275,348

Portfolio turnover	62%		102%	104%	152%	152%	150%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between

16	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure

Semiannual Report 2013	17

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.68% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $1,885.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	0.790%
Class 2	1.040
Class 3	0.915

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges

18	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,344,449,171 and $512,099,377, respectively, for the six months ended June 30, 2013.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 95.1% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 8. Significant Risks

Information Technology Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the information technology sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the

Semiannual Report 2013	19

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Large Cap Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

Semiannual Report 2013	21

Columbia Variable Portfolio – Large Cap Growth Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: (i) the Funds’ standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

22	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report 2013	23

Columbia Variable Portfolio – Large Cap Growth Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

24	Semiannual Report 2013

Columbia Variable Portfolio – Large Cap Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	25

Columbia Variable Portfolio – Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6465 D (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund (the Fund) Class 3 shares returned 10.71% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the Russell Midcap Growth Index, which returned 14.70% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	10.74	15.00	6.14	6.41
Class 2*	05/03/10	10.66	14.69	5.94	6.26
Class 3	05/01/01	10.71	14.80	6.05	6.37
Russell Midcap Growth Index		14.70	22.88	7.61	9.94

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Sherwin-Williams Co. (The)	2.1
Affiliated Managers Group, Inc.	1.6
Delphi Automotive PLC	1.5
Starwood Hotels & Resorts Worldwide, Inc.	1.5
Delta Air Lines, Inc.	1.5
Charter Communications Operating LLC, Class A	1.5
Intuit, Inc.	1.5
Alliance Data Systems Corp.	1.4
Cameron International Corp.	1.3
Actavis, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	97.4
Consumer Discretionary	27.2
Consumer Staples	6.0
Energy	5.9
Financials	8.8
Health Care	11.9
Industrials	14.8
Information Technology	14.5
Materials	6.0
Telecommunication Services	1.3
Utilities	1.0
Money Market Funds	2.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

George Myers, CFA

Wayne Collette, CFA

Lawrence Lin, CFA

Brian Neigut

Semiannual Report 2013	3

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,107.40	1,020.20	4.55	4.36	0.88
Class 2	1,000.00	1,000.00	1,106.60	1,019.03	5.79	5.54	1.12
Class 3	1,000.00	1,000.00	1,107.10	1,019.62	5.17	4.95	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.9%
Issuer	Shares	Value ($)
Consumer Discretionary 27.4%
Auto Components 1.4%

Delphi Automotive PLC	149,480	7,577,141

Distributors 0.7%

LKQ Corp.(a)	135,752	3,495,614

Hotels, Restaurants & Leisure 4.8%

Chipotle Mexican Grill, Inc.(a)	9,995	3,641,678

Dunkin’ Brands Group, Inc.	75,281	3,223,532

SeaWorld Entertainment, Inc.	185,216	6,501,082

Starwood Hotels & Resorts Worldwide, Inc.	119,854	7,573,574

Wynn Resorts Ltd.	30,319	3,880,832

Total		24,820,698

Household Durables 1.5%

PulteGroup, Inc.(a)	214,324	4,065,726

Toll Brothers, Inc.(a)	114,116	3,723,605

Total		7,789,331

Internet & Catalog Retail 2.8%

Expedia, Inc.	78,684	4,732,843

Netflix, Inc.(a)	20,601	4,348,665

TripAdvisor, Inc.(a)	88,337	5,377,073

Total		14,458,581

Leisure Equipment & Products 1.8%

Mattel, Inc.	70,867	3,210,984

Polaris Industries, Inc.	63,277	6,011,315

Total		9,222,299

Media 4.8%

AMC Networks, Inc., Class A(a)	40,348	2,639,163

Charter Communications Operating LLC, Class A(a)	60,288	7,466,669

Discovery Communications, Inc., Class A(a)	81,134	6,264,356

Liberty Global PLC, Class A(a)	69,544	5,151,854

Liberty Global PLC, Series C(a)	1	41

Sirius XM Radio, Inc.	1,108,990	3,715,116

Total		25,237,199

Multiline Retail 1.9%

Dollar Tree, Inc.(a)	124,909	6,350,374

Macy’s, Inc.	72,805	3,494,640

Total		9,845,014

Specialty Retail 4.5%

AutoZone, Inc.(a)	9,336	3,955,570

Dick’s Sporting Goods, Inc.	86,461	4,328,238

Foot Locker, Inc.	79,213	2,782,753

PetSmart, Inc.	45,240	3,030,627

Common Stocks (continued)
Issuer	Shares	Value ($)

TJX Companies, Inc.	71,898	3,599,214

Ulta Salon Cosmetics & Fragrance, Inc.(a)	55,156	5,524,425

Total		23,220,827

Textiles, Apparel & Luxury Goods 3.2%

lululemon athletica, Inc.(a)	93,144	6,102,795

Michael Kors Holdings Ltd.(a)	96,466	5,982,821

PVH Corp.	37,026	4,630,101

Total		16,715,717

Total Consumer Discretionary		142,382,421

Consumer Staples 6.0%
Beverages 1.8%

Beam, Inc.	40,837	2,577,223

Constellation Brands, Inc., Class A(a)	60,564	3,156,596

Monster Beverage Corp.(a)	61,432	3,733,222

Total		9,467,041

Food & Staples Retailing 1.9%

Kroger Co. (The)	120,469	4,160,999

Whole Foods Market, Inc.	112,331	5,782,800

Total		9,943,799

Food Products 1.9%

Hershey Co. (The)	58,234	5,199,131

Mead Johnson Nutrition Co.	58,116	4,604,531

Total		9,803,662

Personal Products 0.4%

Herbalife Ltd.	43,968	1,984,716

Total Consumer Staples		31,199,218

Energy 6.0%
Energy Equipment & Services 2.3%

Cameron International Corp.(a)	108,738	6,650,416

Oceaneering International, Inc.	37,771	2,727,066

Oil States International, Inc.(a)	720	66,701

Superior Energy Services, Inc.(a)	96,540	2,504,248

Total		11,948,431

Oil, Gas & Consumable Fuels 3.7%

Cabot Oil & Gas Corp.	89,758	6,374,613

Cobalt International Energy, Inc.(a)	75,040	1,993,813

Concho Resources, Inc.(a)	53,629	4,489,820

Continental Resources, Inc.(a)	41,598	3,579,924

SM Energy Co.	43,633	2,617,107

Total		19,055,277

Total Energy		31,003,708

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 8.9%
Capital Markets 1.6%

Affiliated Managers Group, Inc.(a)	49,329	8,086,996

Commercial Banks 1.7%

BankUnited, Inc.	103,293	2,686,651

First Republic Bank	70,079	2,696,640

Signature Bank(a)	38,128	3,165,386

Total		8,548,677

Diversified Financial Services 2.4%

IntercontinentalExchange, Inc.(a)	19,937	3,544,001

McGraw Hill Financial, Inc.	68,939	3,666,866

Moody’s Corp.	86,428	5,266,058

Total		12,476,925

Real Estate Investment Trusts (REITs) 2.3%

Home Properties, Inc.	54,928	3,590,643

Plum Creek Timber Co., Inc.	77,517	3,617,719

Rayonier, Inc.	88,029	4,875,926

Total		12,084,288

Real Estate Management & Development 0.4%

CBRE Group, Inc., Class A(a)	95,194	2,223,732

Thrifts & Mortgage Finance 0.5%

Ocwen Financial Corp.(a)	61,957	2,553,868

Total Financials		45,974,486

Health Care 11.9%
Biotechnology 3.2%

Alexion Pharmaceuticals, Inc.(a)	22,970	2,118,753

Ariad Pharmaceuticals, Inc.(a)	197,317	3,451,075

Onyx Pharmaceuticals, Inc.(a)	50,676	4,399,690

Pharmacyclics, Inc.(a)	33,128	2,632,682

Vertex Pharmaceuticals, Inc.(a)	53,598	4,280,872

Total		16,883,072

Health Care Equipment & Supplies 1.5%

Edwards Lifesciences Corp.(a)	62,290	4,185,888

Sirona Dental Systems, Inc.(a)	54,656	3,600,738

Total		7,786,626

Health Care Providers & Services 2.8%

Brookdale Senior Living, Inc.(a)	153,824	4,067,106

Cardinal Health, Inc.	85,688	4,044,474

Catamaran Corp.(a)	75,729	3,689,517

DaVita HealthCare Partners, Inc.(a)	21,804	2,633,923

Total		14,435,020

Common Stocks (continued)
Issuer	Shares	Value ($)

Health Care Technology 1.2%

Cerner Corp.(a)	35,206	3,382,944

HMS Holdings Corp.(a)	116,092	2,704,944

Total		6,087,888

Life Sciences Tools & Services 0.8%

Illumina, Inc.(a)	58,424	4,372,452

Pharmaceuticals 2.4%

Actavis, Inc.(a)	51,601	6,513,078

Perrigo Co.	48,595	5,879,995

Total		12,393,073

Total Health Care		61,958,131

Industrials 14.8%
Airlines 1.4%

Delta Air Lines, Inc.(a)	401,150	7,505,517

Building Products 0.8%

Fortune Brands Home & Security, Inc.	102,858	3,984,719

Commercial Services & Supplies 0.8%

Stericycle, Inc.(a)	38,141	4,211,911

Construction & Engineering 0.5%

KBR, Inc.	72,672	2,361,840

Electrical Equipment 2.2%

AMETEK, Inc.	113,699	4,809,467

Regal-Beloit Corp.	37,588	2,437,206

Rockwell Automation, Inc.	49,398	4,106,950

Total		11,353,623

Machinery 2.6%

Cummins, Inc.	22,157	2,403,148

Donaldson Co., Inc.	75,038	2,675,855

Ingersoll-Rand PLC	81,057	4,500,285

Pall Corp.	58,575	3,891,137

Total		13,470,425

Professional Services 2.6%

Equifax, Inc.	43,995	2,592,625

IHS, Inc., Class A(a)	28,892	3,015,747

Nielsen Holdings NV	81,208	2,727,777

Verisk Analytics, Inc., Class A(a)	90,859	5,424,282

Total		13,760,431

Road & Rail 1.9%

CSX Corp.	92,401	2,142,779

JB Hunt Transport Services, Inc.	44,511	3,215,475

Kansas City Southern	44,176	4,680,889

Total		10,039,143

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Trading Companies & Distributors 2.0%

Fastenal Co.	84,512	3,874,875

United Rentals, Inc.(a)	70,143	3,500,837

WW Grainger, Inc.	12,088	3,048,352

Total		10,424,064

Total Industrials		77,111,673

Information Technology 14.6%
Electronic Equipment, Instruments & Components 0.8%

Amphenol Corp., Class A	33,331	2,597,818

Trimble Navigation Ltd.(a)	57,862	1,504,991

Total		4,102,809

Internet Software & Services 2.0%

CoStar Group, Inc.(a)	25,282	3,263,148

Equinix, Inc.(a)	15,695	2,899,180

LinkedIn Corp., Class A(a)	24,230	4,320,209

Total		10,482,537

IT Services 4.3%

Alliance Data Systems Corp.(a)	39,846	7,213,322

Cognizant Technology Solutions Corp., Class A(a)	42,158	2,639,512

Gartner, Inc.(a)	47,465	2,705,030

Teradata Corp.(a)	86,505	4,345,146

Vantiv, Inc. Class A(a)	108,353	2,990,543

Western Union Co. (The)	144,837	2,478,161

Total		22,371,714

Semiconductors & Semiconductor Equipment 2.3%

Analog Devices, Inc.	62,975	2,837,654

Avago Technologies Ltd.	59,070	2,208,037

KLA-Tencor Corp.	47,856	2,667,015

Maxim Integrated Products, Inc.	54,907	1,525,316

Xilinx, Inc.	66,276	2,625,192

Total		11,863,214

Software 5.2%

Autodesk, Inc.(a)	53,406	1,812,600

Citrix Systems, Inc.(a)	43,605	2,630,690

CommVault Systems, Inc.(a)	27,670	2,099,876

Electronic Arts, Inc.(a)	124,517	2,860,156

Informatica Corp.(a)	51,178	1,790,206

Intuit, Inc.	121,796	7,433,210

Red Hat, Inc.(a)	52,117	2,492,235

SolarWinds, Inc.(a)	73,161	2,839,378

Common Stocks (continued)
Issuer	Shares	Value ($)

Splunk, Inc.(a)	67,792	3,142,837

Total		27,101,188

Total Information Technology		75,921,462

Materials 6.0%
Chemicals 3.4%

CF Industries Holdings, Inc.	20,858	3,577,147

Eastman Chemical Co.	51,177	3,582,902

Sherwin-Williams Co. (The)	60,379	10,662,931

Total		17,822,980

Containers & Packaging 1.2%

Crown Holdings, Inc.(a)	77,097	3,171,000

Rock Tenn Co., Class A	30,358	3,032,157

Total		6,203,157

Metals & Mining 0.6%

Royal Gold, Inc.	71,152	2,994,076

Paper & Forest Products 0.8%

International Paper Co.	96,772	4,287,967

Total Materials		31,308,180

Telecommunication Services 1.3%
Wireless Telecommunication Services 1.3%

Crown Castle International Corp.(a)	48,173	3,487,243

SBA Communications Corp., Class A(a)	42,280	3,133,794

Total		6,621,037

Total Telecommunication Services		6,621,037

Utilities 1.0%

Electric Utilities 1.0%

ITC Holdings Corp.	55,611	5,077,284

Total Utilities		5,077,284

Total Common Stocks
(Cost: $442,318,796)		508,557,600

Money Market Funds 2.7%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(b)(c)	13,829,834	13,829,834

Total Money Market Funds
(Cost: $13,829,834)		13,829,834

Total Investments
(Cost: $456,148,630)		522,387,434

Other Assets & Liabilities, Net		(3,295,171)

Net Assets		519,092,263

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,494,195	96,331,651	(99,996,012)	13,829,834	5,822	13,829,834

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available,

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	142,382,421	—	—	142,382,421

Consumer Staples	31,199,218	—	—	31,199,218

Energy	31,003,708	—	—	31,003,708

Financials	45,974,486	—	—	45,974,486

Health Care	61,958,131	—	—	61,958,131

Industrials	77,111,673	—	—	77,111,673

Information Technology	75,921,462	—	—	75,921,462

Materials	31,308,180	—	—	31,308,180

Telecommunication Services	6,621,037	—	—	6,621,037

Utilities	5,077,284	—	—	5,077,284

Total Equity Securities	508,557,600	—	—	508,557,600

Other

Money Market Funds	13,829,834	—	—	13,829,834

Total Other	13,829,834	—	—	13,829,834

Total	522,387,434	—	—	522,387,434

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $442,318,796)	$508,557,600

Affiliated issuers (identified cost $13,829,834)	13,829,834

Total investments (identified cost $456,148,630)	522,387,434

Cash	284

Receivable for:

Investments sold	7,282,491

Capital shares sold	647

Dividends	143,683

Expense reimbursement due from Investment Manager	16,979

Total assets	529,831,518

Liabilities

Payable for:

Investments purchased	9,824,048

Capital shares purchased	376,143

Investment management fees	305,065

Distribution and/or service fees	28,197

Transfer agent fees	24,151

Administration fees	24,056

Compensation of board members	71,507

Other expenses	86,088

Total liabilities	10,739,255

Net assets applicable to outstanding capital stock	$519,092,263

Represented by

Partners’ capital	$519,092,263

Total — representing net assets applicable to outstanding capital stock	$519,092,263

Class 1

Net assets	$235,354,438

Shares outstanding	15,422,930

Net asset value per share	$15.26

Class 2

Net assets	$7,522,607

Shares outstanding	496,548

Net asset value per share	$15.15

Class 3

Net assets	$276,215,218

Shares outstanding	18,173,064

Net asset value per share	$15.20

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,798,561

Dividends — affiliated issuers	5,822

Foreign taxes withheld	(5,107)

Total income	1,799,276

Expenses:

Investment management fees	1,921,909

Distribution and/or service fees

Class 2	4,232

Class 3	172,038

Transfer agent fees

Class 1	68,432

Class 2	1,016

Class 3	82,575

Administration fees	151,605

Compensation of board members	9,515

Custodian fees	6,317

Printing and postage fees	47,732

Professional fees	15,313

Other	7,356

Total expenses	2,488,040

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(89,987)

Total net expenses	2,398,053

Net investment loss	(598,777)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	25,296,219

Net realized gain	25,296,219

Net change in unrealized appreciation (depreciation) on:
Investments	27,648,818

Net change in unrealized appreciation (depreciation)	27,648,818

Net realized and unrealized gain	52,945,037

Net increase in net assets resulting from operations	$52,346,260

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income (loss)	$(598,777)	$626,720

Net realized gain	25,296,219	11,800,154

Net change in unrealized appreciation (depreciation)	27,648,818	30,066,620

Net increase in net assets resulting from operations	52,346,260	42,493,494

Increase (decrease) in net assets from capital stock activity	(21,464,585)	153,024,720

Total increase in net assets	30,881,675	195,518,214

Net assets at beginning of period	488,210,588	292,692,374

Net assets at end of period	$519,092,263	$488,210,588

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity

Class 1 shares

Subscriptions	401,008	6,130,307	16,126,921	211,852,850

Fund merger	1,501,118	22,415,463	—	—

Redemptions	(2,225,546)	(33,882,206)	(380,947)	(5,186,840)

Net increase (decrease)	(323,420)	(5,336,436)	15,745,974	206,666,010

Class 2 shares

Subscriptions	41,767	613,808	28,538	389,482

Fund merger	406,347	6,030,521	—	—

Redemptions	(18,811)	(285,638)	(7,675)	(102,391)

Net increase	429,303	6,358,691	20,863	287,091

Class 3 shares

Subscriptions	5,901	87,194	26,232	354,668

Redemptions	(1,521,956)	(22,574,034)	(4,010,089)	(54,283,049)

Net decrease	(1,516,055)	(22,486,840)	(3,983,857)	(53,928,381)

Total net increase (decrease)	(1,410,172)	(21,464,585)	11,782,980	153,024,720

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.78		$12.37	$14.55	$13.30

Income from investment operations:

Net investment income (loss)	(0.01)		0.06	(0.01)	(0.01)

Net realized and unrealized gain (loss)	1.49		1.35	(2.17)	1.26

Total from investment operations	1.48		1.41	(2.18)	1.25

Net asset value, end of period	$15.26		$13.78	$12.37	$14.55

Total return	10.74%		11.40%	(14.98%)	9.40%

Ratios to average net assets(b)

Total gross expenses	0.91	%(c)	0.93%	0.92%	0.81	%(c)

Total net expenses(d)	0.88	%(c)	0.88%	0.92%	0.81	%(c)

Net investment income (loss)	(0.16	%)(c)	0.44%	(0.08%)	(0.09	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$235,354		$216,944	$5	$5

Portfolio turnover	56%		134%	165%	100%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.69		$12.32	$14.53	$13.30

Income from investment operations:

Net investment loss	(0.02)		(0.01)	(0.03)	(0.03)

Net realized and unrealized gain (loss)	1.48		1.38	(2.18)	1.26

Total from investment operations	1.46		1.37	(2.21)	1.23

Net asset value, end of period	$15.15		$13.69	$12.32	$14.53

Total return	10.66%		11.12%	(15.21%)	9.25%

Ratios to average net assets(b)

Total gross expenses	1.16	%(c)	1.18%	1.18%	1.09	%(c)

Total net expenses(d)	1.12	%(c)	1.15%	1.18%	1.09	%(c)

Net investment loss	(0.25	%)(c)	(0.04%)	(0.25%)	(0.31	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$7,523		$921	$572	$134

Portfolio turnover	56%		134%	165%	100%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$13.73		$12.34	$14.53	$11.51	$7.04	$12.85

Income from investment operations:

Net investment income (loss)	(0.02)		0.00 (a)	(0.03)	(0.02)	(0.01)	(0.00	)(a)

Net realized and unrealized gain (loss)	1.49		1.39	(2.16)	3.04	4.48	(5.74)

Total from investment operations	1.47		1.39	(2.19)	3.02	4.47	(5.74)

Less distributions to shareholders:

Net investment income	—		—	—	—	—	(0.00	)(a)

Net realized gains	—		—	—	—	—	(0.07)

Total distributions to shareholders	—		—	—	—	—	(0.07)

Net asset value, end of period	$15.20		$13.73	$12.34	$14.53	$11.51	$7.04

Total return	10.71%		11.26%	(15.07%)	26.28%	63.39%	(44.84%)

Ratios to average net assets(b)

Total gross expenses	1.04	%(c)	1.05%	1.03%	0.99%	1.07%	0.88%

Total net expenses(d)	1.00	%(c)	1.03%	1.03%	0.99%	1.07%	0.88%

Net investment income (loss)	(0.30	%)(c)	0.02%	(0.20%)	(0.19%)	(0.15%)	(0.01%)

Supplemental data

Net assets, end of period (in thousands)	$276,215		$270,346	$292,116	$407,945	$380,078	$256,228

Portfolio turnover	56%		134%	165%	100%	126%	70%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the

NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2013	17

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.76% to 0.62% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.76% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.06% of the Fund’s average daily net assets.

18	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $1,451.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	0.870%	0.880%
Class 2	1.120	1.130
Class 3	0.995	1.005

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $283,851,824 and $336,438,712, respectively, for the six months ended June 30, 2013.

Transactions to realign the Fund’s portfolio following the merger as described in Note 8 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to proceeds from sales of $47,635.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends – affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 94.7% of the outstanding shares of the Fund. Subscription and

Semiannual Report 2013	19

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 8. Fund Merger

At the close of business on April 26, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Variable Portfolio – Mid Cap Growth Fund, a series of Columbia Funds Variable Insurance Trust I (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $505,587,635 and the combined net assets immediately after the acquisition were $534,033,619.

The merger was accomplished by a tax-free exchange of 4,834,745 shares of the acquired fund valued at $28,445,984 (including $6,087,353 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	1,501,118
Class 2	406,347

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value;

however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2013 the Fund’s pro-forma net investment loss, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the six months ended June 30, 2013 would have been approximately $(0.6) million, $26.6 million, $28.7 million and $54.7 million, respectively.

Note 9. Significant Risks

Consumer Discretionary Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/

20	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	21

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

22	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as the pursuit of a merger) had been taken or are contemplated to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: (i) the Funds’ standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013	23

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

24	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	25

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6658 D (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Mid Cap Value Opportunity Fund (the Fund) Class 3 shares returned 18.03% for the six months ended June 30, 2013.

>	The Fund outperformed its benchmark, the Russell Midcap Value Index, which returned 16.10% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	18.05	30.31	6.34	7.69
Class 2*	05/03/10	17.99	30.07	6.16	7.53
Class 3	05/02/05	18.03	30.20	6.26	7.65
Russell Midcap Value Index		16.10	27.65	8.87	8.11

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Eastman Chemical Co.	3.2
Kansas City Southern	2.5
XL Group PLC	2.3
Fifth Third Bancorp	2.2
Comerica, Inc.	2.1
Invesco Ltd.	2.1
Axis Capital Holdings Ltd.	2.1
CIGNA Corp.	2.1
Actavis, Inc.	2.0
CIT Group, Inc.	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	98.2
Consumer Discretionary	9.0
Consumer Staples	3.2
Energy	9.5
Financials	27.8
Health Care	10.6
Industrials	15.0
Information Technology	8.4
Materials	8.0
Telecommunication Services	0.8
Utilities	5.9
Convertible Bonds	0.2
Limited Partnerships	0.6
Money Market Funds	0.9
Warrants	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Steve Schroll

Paul Stocking

Dean Ramos, CFA

Semiannual Report 2013	3

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,180.50	1,020.20	4.71	4.36	0.88
Class 2	1,000.00	1,000.00	1,179.90	1,018.98	6.04	5.59	1.13
Class 3	1,000.00	1,000.00	1,180.30	1,019.62	5.35	4.95	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%
Issuer	Shares	Value ($)
Consumer Discretionary 9.0%
Auto Components 1.9%

TRW Automotive Holdings Corp.(a)	141,072	9,372,824

Visteon Corp.(a)	84,031	5,304,037

Total		14,676,861

Automobiles 0.3%

Ford Motor Co.	143,443	2,219,063

Hotels, Restaurants & Leisure 1.0%

Penn National Gaming, Inc.(a)	54,322	2,871,461

Royal Caribbean Cruises Ltd.	155,501	5,184,403

Total		8,055,864

Household Durables 1.1%

Newell Rubbermaid, Inc.	318,536	8,361,570

Internet & Catalog Retail 1.7%

Liberty Interactive Corp., Class A(a)	465,640	10,714,376

Liberty Ventures, Inc., Class A(a)	28,799	2,448,203

Total		13,162,579

Media 1.9%

Interpublic Group of Companies, Inc. (The)	451,699	6,572,220

Liberty Media Corp., Class A(a)	50,727	6,430,155

Omnicom Group, Inc.	35,909	2,257,599

Total		15,259,974

Multiline Retail 0.4%

Kohl’s Corp.	23,123	1,167,943

Macy’s, Inc.	47,325	2,271,600

Total		3,439,543

Specialty Retail 0.7%

CST Brands, Inc.(a)	19,842	611,332

Gap, Inc. (The)	111,999	4,673,718

Total		5,285,050

Total Consumer Discretionary		70,460,504

Consumer Staples 3.1%
Food Products 1.3%

Hillshire Brands Co.	62,522	2,068,228

JM Smucker Co. (The)	21,933	2,262,389

Mead Johnson Nutrition Co.	26,837	2,126,295

Post Holdings, Inc.(a)	90,199	3,938,088

Total		10,395,000

Household Products 0.8%

Clorox Co. (The)	75,818	6,303,508

Personal Products 0.7%

Avon Products, Inc.	257,561	5,416,508

Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.3%

Lorillard, Inc.	61,173	2,672,037

Total Consumer Staples		24,787,053

Energy 9.5%
Energy Equipment & Services 1.9%

C&J Energy Services, Inc.(a)	161,968	3,137,320

Ensco PLC, Class A	134,658	7,826,323

Noble Corp.	112,059	4,211,177

Total		15,174,820

Oil, Gas & Consumable Fuels 7.6%

Cameco Corp.	57,389	1,185,657

EQT Corp.	108,337	8,598,708

HollyFrontier Corp.	28,037	1,199,423

Kinder Morgan, Inc.	102,618	3,914,877

Marathon Petroleum Corp.	125,624	8,926,841

Pioneer Natural Resources Co.	75,432	10,918,782

Southwestern Energy Co.(a)	125,833	4,596,680

Spectra Energy Corp.	269,385	9,283,007

Valero Energy Corp.	178,585	6,209,400

Whiting Petroleum Corp.(a)	96,870	4,464,738

Total		59,298,113

Total Energy		74,472,933

Financials 27.5%
Capital Markets 2.1%

Invesco Ltd.	508,710	16,176,978

Commercial Banks 10.0%

CIT Group, Inc.(a)	330,393	15,406,226

Comerica, Inc.	413,142	16,455,446

Fifth Third Bancorp	933,661	16,852,581

Huntington Bancshares, Inc.	1,332,021	10,496,325

M&T Bank Corp.	80,520	8,998,110

SunTrust Banks, Inc.	114,106	3,602,326

TCF Financial Corp.	496,711	7,043,362

Total		78,854,376

Diversified Financial Services 0.2%

Citigroup, Inc.	31,414	1,506,930

Insurance 12.7%

Axis Capital Holdings Ltd.	349,170	15,985,003

Everest Re Group Ltd.	53,703	6,887,947

Hartford Financial Services Group, Inc.	403,325	12,470,809

Lincoln National Corp.	410,261	14,962,219

PartnerRe Ltd.	59,768	5,412,590

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Principal Financial Group, Inc.	141,379	5,294,643

Reinsurance Group of America, Inc.	183,001	12,647,199

Validus Holdings Ltd.	182,251	6,582,906

WR Berkley Corp.	49,585	2,026,043

XL Group PLC	580,897	17,612,797

Total		99,882,156

Real Estate Investment Trusts (REITs) 2.5%

Equity Lifestyle Properties, Inc.	33,635	2,643,375

General Growth Properties, Inc.	121,772	2,419,610

Hospitality Properties Trust	94,175	2,474,919

Omega Healthcare Investors, Inc.	75,266	2,334,751

Rayonier, Inc.	171,747	9,513,066

Total		19,385,721

Total Financials		215,806,161

Health Care 10.5%
Health Care Equipment & Supplies 4.6%

Boston Scientific Corp.(a)	1,562,645	14,485,719

CR Bard, Inc.	37,874	4,116,146

Teleflex, Inc.	100,200	7,764,498

Zimmer Holdings, Inc.	125,820	9,428,951

Total		35,795,314

Health Care Providers & Services 3.9%

CHS/Community Health Systems, Inc.	174,099	8,161,761

CIGNA Corp.	219,072	15,880,530

Universal Health Services, Inc., Class B	101,618	6,804,341

Total		30,846,632

Pharmaceuticals 2.0%

Actavis, Inc.(a)	125,085	15,788,229

Total Health Care		82,430,175

Industrials 15.0%
Aerospace & Defense 1.3%

Embraer SA, ADR	163,067	6,015,542

L-3 Communications Holdings, Inc.	19,200	1,646,208

Raytheon Co.	39,683	2,623,840

Total		10,285,590

Airlines 1.9%

Delta Air Lines, Inc.(a)	389,368	7,285,075

United Continental Holdings, Inc.(a)	236,333	7,394,860

Total		14,679,935

Commercial Services & Supplies 1.1%

RR Donnelley & Sons Co.	641,903	8,993,061

Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 2.0%

Fluor Corp.	97,434	5,778,810

Jacobs Engineering Group, Inc.(a)	116,277	6,410,351

KBR, Inc.	54,290	1,764,425

URS Corp.	42,840	2,022,905

Total		15,976,491

Electrical Equipment 2.4%

Eaton Corp. PLC	179,113	11,787,426

Rockwell Automation, Inc.	79,705	6,626,674

Total		18,414,100

Machinery 2.5%

AGCO Corp.	62,970	3,160,464

Joy Global, Inc.	78,389	3,804,218

Parker Hannifin Corp.	99,759	9,517,009

SPX Corp.	42,112	3,031,222

Total		19,512,913

Road & Rail 3.8%

JB Hunt Transport Services, Inc.	146,565	10,587,856

Kansas City Southern	178,989	18,965,674

Total		29,553,530

Total Industrials		117,415,620

Information Technology 8.4%
Computers & Peripherals 1.3%

NCR Corp.(a)	308,698	10,183,947

Electronic Equipment, Instruments & Components 2.3%

Amphenol Corp., Class A	145,920	11,373,005

Avnet, Inc.(a)	192,749	6,476,366

Total		17,849,371

IT Services 0.9%

Amdocs Ltd.	198,065	7,346,231

Semiconductors & Semiconductor Equipment 3.9%

Analog Devices, Inc.	82,607	3,722,272

Fairchild Semiconductor International, Inc.(a)	173,670	2,396,646

Infineon Technologies AG, ADR	275,172	2,292,183

LSI Corp.(a)	1,129,474	8,064,444

Microchip Technology, Inc.	89,520	3,334,620

ON Semiconductor Corp.(a)	737,653	5,960,236

United Microelectronics Corp., ADR	1,977,867	4,608,430

Total		30,378,831

Total Information Technology		65,758,380

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 8.0%
Chemicals 5.5%

Agrium, Inc.	38,876	3,380,657

Eastman Chemical Co.	348,420	24,392,884

PPG Industries, Inc.	104,752	15,336,741

Total		43,110,282

Containers & Packaging 1.3%

Rock Tenn Co., Class A	61,290	6,121,645

Sealed Air Corp.	154,738	3,705,975

Total		9,827,620

Paper & Forest Products 1.2%

Domtar Corp.	46,032	3,061,128

International Paper Co.	150,649	6,675,257

Total		9,736,385

Total Materials		62,674,287

Telecommunication Services 0.8%
Diversified Telecommunication Services 0.8%

CenturyLink, Inc.	179,644	6,350,415

Total Telecommunication Services		6,350,415

Utilities 5.8%
Electric Utilities 2.1%

NV Energy, Inc.	573,838	13,462,240

Xcel Energy, Inc.	101,874	2,887,109

Total		16,349,349

Gas Utilities 1.0%

Questar Corp.	334,775	7,984,384

Multi-Utilities 2.7%

Ameren Corp.	96,188	3,312,715

Sempra Energy	122,332	10,001,864

Wisconsin Energy Corp.	201,275	8,250,262

Total		21,564,841

Total Utilities		45,898,574

Total Common Stocks (Cost: $597,779,213)		766,054,102

Warrants 0.1%
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%

Kinder Morgan, Inc.(a)	167,075	855,424

Total Energy		855,424

Total Warrants (Cost: $288,884)		855,424

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)/ Shares	Value ($)
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	1,416,000	1,744,335

Total Convertible Bonds
(Cost: $1,416,000)			1,744,335

Limited Partnerships 0.7%
Financials 0.7%
Capital Markets 0.7%

Lazard Ltd., Class A		157,498	5,063,561

Total Financials			5,063,561

Total Limited Partnerships (Cost: $4,653,778)			5,063,561

Money Market Funds 0.9%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(b)(c)		6,848,520	6,848,520

Total Money Market Funds
(Cost: $6,848,520)			6,848,520

Total Investments
(Cost: $610,986,395)			780,565,942

Other Assets & Liabilities, Net			4,067,375

Net Assets			784,633,317

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,151,994	188,278,432	(199,581,906)	—	6,848,520	8,549	6,848,520

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs,

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	70,460,504	—	—	70,460,504

Consumer Staples	24,787,053	—	—	24,787,053

Energy	74,472,933	—	—	74,472,933

Financials	215,806,161	—	—	215,806,161

Health Care	82,430,175	—	—	82,430,175

Industrials	117,415,620	—	—	117,415,620

Information Technology	65,758,380	—	—	65,758,380

Materials	62,674,287	—	—	62,674,287

Telecommunication Services	6,350,415	—	—	6,350,415

Utilities	45,898,574	—	—	45,898,574

Warrants

Energy	855,424	—	—	855,424

Total Equity Securities	766,909,526	—	—	766,909,526

Bonds

Convertible Bonds	—	1,744,335	—	1,744,335

Total Bonds	—	1,744,335	—	1,744,335

Other

Limited Partnerships	5,063,561	—	—	5,063,561

Money Market Funds	6,848,520	—	—	6,848,520

Total Other	11,912,081	—	—	11,912,081

Total	778,821,607	1,744,335	—	780,565,942

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $604,137,875)	$773,717,422

Affiliated issuers (identified cost $6,848,520)	6,848,520

Total investments (identified cost $610,986,395)	780,565,942

Receivable for:

Investments sold	3,861,105

Capital shares sold	140,485

Dividends	927,633

Interest	15,340

Reclaims	18,755

Trustees’ deferred compensation plan	12,234

Total assets	785,541,494

Liabilities

Payable for:

Capital shares purchased	299,767

Investment management fees	454,465

Distribution and/or service fees	10,799

Transfer agent fees	36,688

Administration fees	35,548

Compensation of board members	26,992

Expense reimbursement due to Investment Manager	1,797

Other expenses	29,887

Trustees’ deferred compensation plan	12,234

Total liabilities	908,177

Net assets applicable to outstanding capital stock	$784,633,317

Represented by

Partners’ capital	$784,633,317

Total — representing net assets applicable to outstanding capital stock	$784,633,317

Class 1

Net assets	$676,421,549

Shares outstanding	48,092,570

Net asset value per share	$14.06

Class 2

Net assets	$4,482,488

Shares outstanding	320,899

Net asset value per share	$13.97

Class 3

Net assets	$103,729,280

Shares outstanding	7,405,372

Net asset value per share	$14.01

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$7,189,865

Dividends — affiliated issuers	8,549

Interest	26,255

Foreign taxes withheld	(56,644)

Total income	7,168,025

Expenses:

Investment management fees	3,126,663

Distribution and/or service fees

Class 2	3,980

Class 3	62,032

Transfer agent fees

Class 1	222,384

Class 2	955

Class 3	29,774

Administration fees	244,279

Compensation of board members	17,012

Custodian fees	11,449

Printing and postage fees	19,253

Professional fees	16,335

Other	14,704

Total expenses	3,768,820

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(5,967)

Total net expenses	3,762,853

Net investment income	3,405,172

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	91,105,404

Foreign currency translations	(29)

Net realized gain	91,105,375

Net change in unrealized appreciation (depreciation) on:

Investments	54,431,151

Foreign currency translations	(18)

Net change in unrealized appreciation (depreciation)	54,431,133

Net realized and unrealized gain	145,536,508

Net increase in net assets resulting from operations	$148,941,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$3,405,172	$10,401,896

Net realized gain	91,105,375	59,204,502

Net change in unrealized appreciation (depreciation)	54,431,133	94,449,318

Net increase in net assets resulting from operations	148,941,680	164,055,716

Increase (decrease) in net assets from capital stock activity	(299,229,043)	(186,540,280)

Total decrease in net assets	(150,287,363)	(22,484,564)

Net assets at beginning of period	934,920,680	957,405,244

Net assets at end of period	$784,633,317	$934,920,680

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,336,871	17,765,855	3,906,614	42,945,463

Redemptions	(23,759,070)	(313,350,213)	(18,751,385)	(206,838,279)

Net decrease	(22,422,199)	(295,584,358)	(14,844,771)	(163,892,816)

Class 2 shares

Subscriptions	167,043	2,207,315	66,753	745,187

Redemptions	(7,110)	(95,887)	(13,529)	(146,944)

Net increase	159,933	2,111,428	53,224	598,243

Class 3 shares

Subscriptions	69,782	938,556	28,057	304,131

Redemptions	(503,973)	(6,694,669)	(2,126,106)	(23,549,838)

Net decrease	(434,191)	(5,756,113)	(2,098,049)	(23,245,707)

Total net decrease	(22,696,457)	(299,229,043)	(16,889,596)	(186,540,280)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.91		$10.04	$10.96	$9.92

Income from investment operations:

Net investment income	0.05		0.12	0.08	0.06

Net realized and unrealized gain (loss)	2.10		1.75	(1.00)	0.98

Total from investment operations	2.15		1.87	(0.92)	1.04

Net asset value, end of period	$14.06		$11.91	$10.04	$10.96

Total return	18.05%		18.63%	(8.39%)	10.48%

Ratios to average net assets(b)

Total gross expenses	0.88	%(c)	0.88%	0.87%	0.85	%(c)

Total net expenses(d)	0.88	%(c)	0.88%	0.87%	0.85	%(c)

Net investment income	0.82	%(c)	1.08%	0.77%	0.94	%(c)

Supplemental data

Net assets, end of period (in thousands)	$676,422		$839,959	$856,802	$720,087

Portfolio turnover	19%		53%	59%	80%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.84		$10.01	$10.95	$9.92

Income from investment operations:

Net investment income	0.04		0.10	0.06	0.07

Net realized and unrealized gain (loss)	2.09		1.73	(1.00)	0.96

Total from investment operations	2.13		1.83	(0.94)	1.03

Net asset value, end of period	$13.97		$11.84	$10.01	$10.95

Total return	17.99%		18.28%	(8.58%)	10.38%

Ratios to average net assets(b)

Total gross expenses	1.13	%(c)	1.13%	1.13%	1.12	%(c)

Total net expenses(d)	1.13	%(c)	1.13%	1.13%	1.12	%(c)

Net investment income	0.67	%(c)	0.91%	0.62%	1.02	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,482		$1,906	$1,078	$321

Portfolio turnover	19%		53%	59%	80%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$11.87		$10.02	$10.95	$8.94	$6.34	$14.60

Income from investment operations:

Net investment income	0.05		0.11	0.06	0.06	0.10	0.08

Net realized and unrealized gain (loss)	2.09		1.74	(0.99)	1.95	2.50	(5.52)

Total from investment operations	2.14		1.85	(0.93)	2.01	2.60	(5.44)

Less distributions to shareholders:

Net realized gains	—		—	—	—	—	(2.82)

Total distributions to shareholders	—		—	—	—	—	(2.82)

Net asset value, end of period	$14.01		$11.87	$10.02	$10.95	$8.94	$6.34

Total return	18.03%		18.46%	(8.49%)	22.51%	40.93%	(45.10%)

Ratios to average net assets(a)

Total gross expenses	1.00	%(b)	1.00%	1.00%	1.00%	0.85%	1.04%

Total net expenses(c)	1.00	%(b)	1.00%	1.00%	1.00%	0.85%	1.04%

Net investment income	0.74	%(b)	0.97%	0.57%	0.65%	1.48%	1.01%

Supplemental data

Net assets, end of period (in thousands)	$103,729		$93,055	$99,525	$137,110	$242,390	$247,395

Portfolio turnover	19%		53%	59%	80%	39%	47%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2013	17

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

18	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.76% to 0.62% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.74% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $1,975.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

Semiannual Report 2013	19

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	0.870%	0.900%
Class 2	1.120	1.150
Class 3	0.995	1.025

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $161,732,935 and $451,185,856, respectively, for the six months ended June 30, 2013.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 84.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 8. Significant Risks

Financial Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with

20	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	21

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Value Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

22	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: (i) the Funds’ standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013	23

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

24	Semiannual Report 2013

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	25

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6479 D (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – S&P 500 Index Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — S&P 500 Index Fund (the Fund) Class 3 shares returned 13.55% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the S&P 500 Index, which returned 13.82% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	04/25/11	13.64	20.17	6.66	6.87
Class 2*	04/25/11	13.49	19.92	6.51	6.77
Class 3	05/01/00	13.55	20.08	6.63	6.85
S&P 500 Index		13.82	20.60	7.01	7.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Exxon Mobil Corp.	2.8
Apple, Inc.	2.6
Microsoft Corp.	1.8
Johnson & Johnson	1.7
General Electric Co.	1.7
Google, Inc., Class A	1.7
Chevron Corp.	1.6
Procter & Gamble Co. (The)	1.5
Berkshire Hathaway, Inc., Class B	1.4
Wells Fargo & Co.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	97.3
Consumer Discretionary	11.9
Consumer Staples	10.2
Energy	10.2
Financials	16.2
Health Care	12.4
Industrials	9.9
Information Technology	17.3
Materials	3.2
Telecommunication Services	2.8
Utilities	3.2
Money Market Funds	2.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Alfred Alley III, CFA

Vadim Shteyn

Semiannual Report 2013	3

Columbia Variable Portfolio – S&P 500 Index Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,136.40	1,022.90	1.73	1.64	0.33
Class 2	1,000.00	1,000.00	1,134.90	1,021.73	2.98	2.83	0.57
Class 3	1,000.00	1,000.00	1,135.50	1,022.31	2.36	2.23	0.45

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

4	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.3%
Issuer	Shares	Value ($)
Consumer Discretionary 11.9%
Auto Components 0.4%

BorgWarner, Inc.(a)	1,847	159,119

Delphi Automotive PLC	4,644	235,404

Goodyear Tire & Rubber Co. (The)(a)	3,922	59,968

Johnson Controls, Inc.	10,948	391,829

Total		846,320

Automobiles 0.7%

Ford Motor Co.	62,822	971,856

General Motors Co.(a)	12,300	409,713

Harley-Davidson, Inc.	3,580	196,256

Total		1,577,825

Distributors 0.1%

Genuine Parts Co.	2,475	193,223

Diversified Consumer Services 0.1%

H&R Block, Inc.	4,350	120,713

Hotels, Restaurants & Leisure 1.7%

Carnival Corp.	7,097	243,356

Chipotle Mexican Grill, Inc.(a)	496	180,718

Darden Restaurants, Inc.	2,073	104,645

International Game Technology	4,159	69,497

Marriott International, Inc., Class A	3,828	154,536

McDonald’s Corp.	16,019	1,585,881

Starbucks Corp.	11,962	783,392

Starwood Hotels & Resorts Worldwide, Inc.	3,107	196,331

Wyndham Worldwide Corp.	2,171	124,246

Wynn Resorts Ltd.	1,273	162,944

Yum! Brands, Inc.	7,187	498,347

Total		4,103,893

Household Durables 0.3%

D.R. Horton, Inc.	4,478	95,292

Garmin Ltd.	1,748	63,208

Harman International Industries, Inc.	1,087	58,915

Leggett & Platt, Inc.	2,285	71,041

Lennar Corp., Class A	2,645	95,326

Newell Rubbermaid, Inc.	4,609	120,986

PulteGroup, Inc.(a)	5,447	103,329

Whirlpool Corp.	1,263	144,437

Total		752,534

Internet & Catalog Retail 1.1%

Amazon.com, Inc.(a)	5,821	1,616,434

Expedia, Inc.	1,488	89,503

Netflix, Inc.(a)	899	189,770

Common Stocks (continued)
Issuer	Shares	Value ($)
priceline.com, Inc.(a)	825	682,382

TripAdvisor, Inc.(a)	1,766	107,496

Total		2,685,585

Leisure Equipment & Products 0.1%

Hasbro, Inc.	1,840	82,487

Mattel, Inc.	5,517	249,975

Total		332,462

Media 3.6%

Cablevision Systems Corp., Class A	3,458	58,164

CBS Corp., Class B Non Voting	9,121	445,743

Comcast Corp., Class A	42,083	1,762,436

DIRECTV(a)	8,928	550,143

Discovery Communications, Inc., Class A(a)	3,909	301,814

Gannett Co., Inc.	3,660	89,524

Interpublic Group of Companies, Inc. (The)	6,847	99,624

News Corp.	31,809	1,036,973

Omnicom Group, Inc.	4,130	259,653

Scripps Networks Interactive, Inc., Class A	1,359	90,727

Time Warner Cable, Inc.	4,651	523,144

Time Warner, Inc.	14,896	861,287

Viacom, Inc., Class B	7,127	484,992

Walt Disney Co. (The)	28,777	1,817,268

Washington Post Co. (The), Class B	73	35,315

Total		8,416,807

Multiline Retail 0.8%

Dollar General Corp.(a)	4,815	242,820

Dollar Tree, Inc.(a)	3,578	181,906

Family Dollar Stores, Inc.	1,527	95,147

JCPenney Co., Inc.(a)	2,286	39,045

Kohl’s Corp.	3,256	164,461

Macy’s, Inc.	6,131	294,288

Nordstrom, Inc.	2,377	142,477

Target Corp.	10,252	705,953

Total		1,866,097

Specialty Retail 2.3%

Abercrombie & Fitch Co., Class A	1,254	56,743

AutoNation, Inc.(a)	620	26,902

AutoZone, Inc.(a)	582	246,588

Bed Bath & Beyond, Inc.(a)	3,491	247,512

Best Buy Co., Inc.	4,289	117,218

CarMax, Inc.(a)	3,589	165,668

GameStop Corp., Class A	1,901	79,899

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Gap, Inc. (The)	4,634	193,377

Home Depot, Inc. (The)	23,344	1,808,460

L Brands, Inc.	3,839	189,071

Lowe’s Companies, Inc.	17,135	700,821

O’Reilly Automotive, Inc.(a)	1,767	199,000

PetSmart, Inc.	1,650	110,533

Ross Stores, Inc.	3,515	227,807

Staples, Inc.	10,609	168,259

Tiffany & Co.	1,914	139,416

TJX Companies, Inc.	11,503	575,840

Urban Outfitters, Inc.(a)	1,762	70,868

Total		5,323,982

Textiles, Apparel & Luxury Goods 0.7%

Coach, Inc.	4,488	256,220

Fossil Group, Inc.(a)	842	86,987

Nike, Inc., Class B	11,568	736,650

PVH Corp.	1,296	162,065

Ralph Lauren Corp.	971	168,701

VF Corp.	1,399	270,091

Total		1,680,714

Total Consumer Discretionary		27,900,155

Consumer Staples 10.2%

Beverages 2.3%

Beam, Inc.	2,573	162,382

Brown-Forman Corp., Class B	2,422	163,606

Coca-Cola Co. (The)	61,207	2,455,013

Coca-Cola Enterprises, Inc.	4,117	144,754

Constellation Brands, Inc., Class A(a)	2,461	128,267

Dr. Pepper Snapple Group, Inc.	3,262	149,824

Molson Coors Brewing Co., Class B	2,510	120,129

Monster Beverage Corp.(a)	2,305	140,075

PepsiCo, Inc.	24,712	2,021,194

Total		5,485,244

Food & Staples Retailing 2.3%

Costco Wholesale Corp.	6,978	771,557

CVS Caremark Corp.	19,567	1,118,841

Kroger Co. (The)	8,310	287,027

Safeway, Inc.	3,853	91,162

SYSCO Corp.	9,485	324,008

Wal-Mart Stores, Inc.	26,183	1,950,372

Walgreen Co.	13,780	609,076

Whole Foods Market, Inc.	5,511	283,706

Total		5,435,749

Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.6%

Archer-Daniels-Midland Co.	10,532	357,140

Campbell Soup Co.	2,853	127,786

ConAgra Foods, Inc.	6,661	232,669

General Mills, Inc.	10,304	500,053

Hershey Co. (The)	2,394	213,736

Hormel Foods Corp.	2,160	83,333

JM Smucker Co. (The)	1,712	176,593

Kellogg Co.	4,056	260,517

Kraft Foods Group, Inc.	9,501	530,821

McCormick & Co., Inc.	2,107	148,249

Mead Johnson Nutrition Co.	3,235	256,309

Mondelez International, Inc., Class A	28,514	813,504

Tyson Foods, Inc., Class A	4,534	116,433

Total		3,817,143

Household Products 2.1%

Clorox Co. (The)	2,104	174,927

Colgate-Palmolive Co.	14,011	802,690

Kimberly-Clark Corp.	6,148	597,217

Procter & Gamble Co. (The)	43,800	3,372,162

Total		4,946,996

Personal Products 0.2%

Avon Products, Inc.	6,919	145,506

Estee Lauder Companies, Inc. (The), Class A	3,845	252,886

Total		398,392

Tobacco 1.7%

Altria Group, Inc.	32,098	1,123,109

Lorillard, Inc.	6,039	263,783

Philip Morris International, Inc.	26,137	2,263,987

Reynolds American, Inc.	5,089	246,155

Total		3,897,034

Total Consumer Staples		23,980,558

Energy 10.2%
Energy Equipment & Services 1.7%

Baker Hughes, Inc.	7,058	325,586

Cameron International Corp.(a)	3,966	242,561

Diamond Offshore Drilling, Inc.	1,112	76,494

Ensco PLC, Class A	3,723	216,381

FMC Technologies, Inc.(a)	3,788	210,916

Halliburton Co.	14,893	621,336

Helmerich & Payne, Inc.	1,701	106,227

Nabors Industries Ltd.	4,709	72,095

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
National Oilwell Varco, Inc.	6,828	470,449

Noble Corp.	4,045	152,011

Rowan Companies PLC, Class A(a)	1,986	67,663

Schlumberger Ltd.	21,244	1,522,345

Total		4,084,064

Oil, Gas & Consumable Fuels 8.5%

Anadarko Petroleum Corp.	8,016	688,815

Apache Corp.	6,260	524,776

Cabot Oil & Gas Corp.	3,367	239,124

Chesapeake Energy Corp.	8,291	168,971

Chevron Corp.	30,983	3,666,528

ConocoPhillips	19,537	1,181,988

CONSOL Energy, Inc.	3,653	98,996

Denbury Resources, Inc.(a)	5,964	103,296

Devon Energy Corp.	6,036	313,148

EOG Resources, Inc.	4,347	572,413

EQT Corp.	2,406	190,964

Exxon Mobil Corp.	71,054	6,419,729

Hess Corp.	4,772	317,290

Kinder Morgan, Inc.	10,094	385,086

Marathon Oil Corp.	11,325	391,619

Marathon Petroleum Corp.	5,191	368,872

Murphy Oil Corp.	2,899	176,520

Newfield Exploration Co.(a)	2,163	51,674

Noble Energy, Inc.	5,738	344,510

Occidental Petroleum Corp.	12,874	1,148,747

Peabody Energy Corp.	4,308	63,069

Phillips 66	9,894	582,856

Pioneer Natural Resources Co.	2,182	315,845

QEP Resources, Inc.	2,863	79,534

Range Resources Corp.	2,604	201,341

Southwestern Energy Co.(a)	5,617	205,189

Spectra Energy Corp.	10,696	368,584

Tesoro Corp.	2,169	113,482

Valero Energy Corp.	8,717	303,090

Williams Companies, Inc. (The)	10,908	354,183

WPX Energy, Inc.(a)	3,201	60,627

Total		20,000,866

Total Energy		24,084,930

Financials 16.2%
Capital Markets 2.1%

Ameriprise Financial, Inc.(b)	3,220	260,434

Bank of New York Mellon Corp. (The)	18,549	520,299

Common Stocks (continued)
Issuer	Shares	Value ($)
BlackRock, Inc.	1,995	512,416

Charles Schwab Corp. (The)	17,589	373,415

E*TRADE Financial Corp.(a)	4,586	58,059

Franklin Resources, Inc.	2,210	300,604

Goldman Sachs Group, Inc. (The)	6,889	1,041,961

Invesco Ltd.	7,104	225,907

Legg Mason, Inc.	1,783	55,291

Morgan Stanley	21,924	535,603

Northern Trust Corp.	3,479	201,434

State Street Corp.	7,286	475,120

T. Rowe Price Group, Inc.	4,142	302,987

Total		4,863,530

Commercial Banks 2.9%

BB&T Corp.	11,213	379,896

Comerica, Inc.	2,985	118,893

Fifth Third Bancorp	13,976	252,267

Huntington Bancshares, Inc.	13,404	105,624

KeyCorp	14,710	162,398

M&T Bank Corp.	1,959	218,918

PNC Financial Services Group, Inc. (The)	8,461	616,976

Regions Financial Corp.	22,588	215,264

SunTrust Banks, Inc.	8,611	271,849

U.S. Bancorp	29,558	1,068,522

Wells Fargo & Co.	78,713	3,248,485

Zions Bancorporation	2,944	85,023

Total		6,744,115

Consumer Finance 0.9%

American Express Co.	15,275	1,141,959

Capital One Financial Corp.	9,335	586,332

Discover Financial Services	7,838	373,402

SLM Corp.	7,099	162,283

Total		2,263,976

Diversified Financial Services 3.9%

Bank of America Corp.	172,270	2,215,392

Citigroup, Inc.	48,624	2,332,493

CME Group, Inc.	4,910	373,062

IntercontinentalExchange, Inc.(a)	1,163	206,735

JPMorgan Chase & Co.	60,402	3,188,622

Leucadia National Corp.	4,716	123,654

McGraw Hill Financial, Inc.	4,378	232,866

Moody’s Corp.	3,098	188,761

NASDAQ OMX Group, Inc. (The)	1,879	61,612

NYSE Euronext	3,883	160,756

Total		9,083,953

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.3%

ACE Ltd.	5,438	486,592

Aflac, Inc.	7,451	433,052

Allstate Corp. (The)	7,488	360,323

American International Group, Inc.(a)	23,594	1,054,652

Aon PLC	4,940	317,889

Assurant, Inc.	1,232	62,721

Berkshire Hathaway, Inc., Class B(a)	29,151	3,262,580

Chubb Corp. (The)	4,143	350,705

Cincinnati Financial Corp.	2,347	107,727

Genworth Financial, Inc., Class A(a)	7,879	89,899

Hartford Financial Services Group, Inc.	7,284	225,221

Lincoln National Corp.	4,288	156,383

Loews Corp.	4,908	217,915

Marsh & McLennan Companies, Inc.	8,798	351,216

MetLife, Inc.	17,500	800,800

Principal Financial Group, Inc.	4,408	165,080

Progressive Corp. (The)	8,855	225,094

Prudential Financial, Inc.	7,447	543,854

Torchmark Corp.	1,477	96,212

Travelers Companies, Inc. (The)	6,017	480,879

Unum Group	4,266	125,293

XL Group PLC	4,627	140,291

Total		10,054,378

Real Estate Investment Trusts (REITs) 2.0%

American Tower Corp.	6,319	462,361

Apartment Investment & Management Co., Class A	2,334	70,113

AvalonBay Communities, Inc.	1,942	261,995

Boston Properties, Inc.	2,423	255,554

Equity Residential	5,122	297,383

HCP, Inc.	7,264	330,076

Health Care REIT, Inc.	4,546	304,718

Host Hotels & Resorts, Inc.	11,902	200,787

Kimco Realty Corp.	6,530	139,938

Macerich Co. (The)	2,195	133,829

Plum Creek Timber Co., Inc.	2,601	121,389

ProLogis, Inc.	7,962	300,327

Public Storage	2,309	354,039

Simon Property Group, Inc.	4,969	784,705

Ventas, Inc.	4,683	325,281

Vornado Realty Trust	2,720	225,352

Weyerhaeuser Co.	9,203	262,194

Total		4,830,041

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development —%

CBRE Group, Inc., Class A(a)	4,851	113,319

Thrifts & Mortgage Finance 0.1%

Hudson City Bancorp, Inc.	7,595	69,570

People’s United Financial, Inc.	5,418	80,728

Total		150,298

Total Financials		38,103,610

Health Care 12.4%
Biotechnology 1.9%

Alexion Pharmaceuticals, Inc.(a)	3,117	287,512

Amgen, Inc.	11,983	1,182,243

Biogen Idec, Inc.(a)	3,795	816,684

Celgene Corp.(a)	6,665	779,205

Gilead Sciences, Inc.(a)	24,373	1,248,141

Regeneron Pharmaceuticals, Inc.(a)	1,220	274,354

Total		4,588,139

Health Care Equipment & Supplies 2.1%

Abbott Laboratories	24,912	868,931

Baxter International, Inc.	8,659	599,809

Becton Dickinson and Co.	3,106	306,966

Boston Scientific Corp.(a)	21,560	199,861

CareFusion Corp.(a)	3,514	129,491

Covidien PLC	7,516	472,305

CR Bard, Inc.	1,198	130,199

DENTSPLY International, Inc.	2,291	93,839

Edwards Lifesciences Corp.(a)	1,807	121,430

Intuitive Surgical, Inc.(a)	643	325,731

Medtronic, Inc.	16,163	831,910

St. Jude Medical, Inc.	4,527	206,567

Stryker Corp.	4,589	296,816

Varian Medical Systems, Inc.(a)	1,732	116,823

Zimmer Holdings, Inc.	2,689	201,514

Total		4,902,192

Health Care Providers & Services 2.0%

Aetna, Inc.	6,044	384,036

AmerisourceBergen Corp.	3,691	206,069

Cardinal Health, Inc.	5,463	257,854

CIGNA Corp.	4,557	330,337

DaVita HealthCare Partners, Inc.(a)	1,353	163,442

Express Scripts Holding Co.(a)	13,044	804,684

Humana, Inc.	2,517	212,385

Laboratory Corp. of America Holdings(a)	1,488	148,949

McKesson Corp.	3,620	414,490

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Patterson Companies, Inc.	1,335	50,196

Quest Diagnostics, Inc.	2,524	153,030

Tenet Healthcare Corp.(a)	1,654	76,249

UnitedHealth Group, Inc.	16,302	1,067,455

WellPoint, Inc.	4,798	392,668

Total		4,661,844

Health Care Technology 0.1%

Cerner Corp.(a)	2,333	224,178

Life Sciences Tools & Services 0.5%

Agilent Technologies, Inc.	5,507	235,479

Life Technologies Corp.(a)	2,753	203,750

PerkinElmer, Inc.	1,791	58,208

Thermo Fisher Scientific, Inc.	5,734	485,268

Waters Corp.(a)	1,367	136,768

Total		1,119,473

Pharmaceuticals 5.8%

AbbVie, Inc.	25,309	1,046,274

Actavis, Inc.(a)	2,039	257,363

Allergan, Inc.	4,735	398,876

Bristol-Myers Squibb Co.	26,249	1,173,068

Eli Lilly & Co.	15,842	778,159

Forest Laboratories, Inc.(a)	3,748	153,668

Hospira, Inc.(a)	2,645	101,330

Johnson & Johnson	44,888	3,854,084

Merck & Co., Inc.	48,254	2,241,398

Mylan, Inc.(a)	6,091	189,004

Perrigo Co.	1,411	170,731

Pfizer, Inc.	106,637	2,986,902

Zoetis, Inc.	7,990	246,811

Total		13,597,668

Total Health Care		29,093,494

Industrials 9.9%

Aerospace & Defense 2.5%

Boeing Co. (The)	10,912	1,117,825

General Dynamics Corp.	5,304	415,462

Honeywell International, Inc.	12,574	997,621

L-3 Communications Holdings, Inc.	1,436	123,123

Lockheed Martin Corp.	4,248	460,738

Northrop Grumman Corp.	3,758	311,162

Precision Castparts Corp.	2,339	528,637

Raytheon Co.	5,188	343,031

Rockwell Collins, Inc.	2,170	137,600

Textron, Inc.	4,439	115,636

Common Stocks (continued)
Issuer	Shares	Value ($)
United Technologies Corp.	13,515	1,256,084

Total		5,806,919

Air Freight & Logistics 0.7%

CH Robinson Worldwide, Inc.	2,565	144,435

Expeditors International of Washington, Inc.	3,304	125,585

FedEx Corp.	4,711	464,410

United Parcel Service, Inc., Class B	11,355	981,981

Total		1,716,411

Airlines 0.1%

Southwest Airlines Co.	11,540	148,751

Building Products —%

Masco Corp.	5,702	111,132

Commercial Services & Supplies 0.5%

ADT Corp. (The)	3,494	139,236

Avery Dennison Corp.	1,591	68,031

Cintas Corp.	1,662	75,688

Iron Mountain, Inc.	2,681	71,341

Pitney Bowes, Inc.	3,221	47,284

Republic Services, Inc.	4,740	160,876

Stericycle, Inc.(a)	1,380	152,393

Tyco International Ltd.	7,414	244,291

Waste Management, Inc.	7,015	282,915

Total		1,242,055

Construction & Engineering 0.2%

Fluor Corp.	2,604	154,443

Jacobs Engineering Group, Inc.(a)	2,089	115,167

Quanta Services, Inc.(a)	3,403	90,043

Total		359,653

Electrical Equipment 0.6%

Eaton Corp. PLC	7,561	497,589

Emerson Electric Co.	11,487	626,501

Rockwell Automation, Inc.	2,232	185,569

Roper Industries, Inc.	1,582	196,516

Total		1,506,175

Industrial Conglomerates 2.4%

3M Co.	10,148	1,109,684

Danaher Corp.	9,296	588,437

General Electric Co.	165,237	3,831,846

Total		5,529,967

Machinery 1.7%

Caterpillar, Inc.	10,505	866,557

Cummins, Inc.	2,820	305,857

Deere & Co.	6,199	503,669

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Dover Corp.	2,735	212,400

Flowserve Corp.	2,286	123,467

Illinois Tool Works, Inc.	6,620	457,905

Ingersoll-Rand PLC	4,444	246,731

Joy Global, Inc.	1,700	82,501

PACCAR, Inc.	5,651	303,233

Pall Corp.	1,783	118,445

Parker Hannifin Corp.	2,383	227,338

Pentair Ltd.	3,263	188,243

Snap-On, Inc.	931	83,213

Stanley Black & Decker, Inc.	2,587	199,975

Xylem, Inc.	2,960	79,742

Total		3,999,276

Professional Services 0.1%

Dun & Bradstreet Corp. (The)	640	62,368

Equifax, Inc.	1,925	113,440

Robert Half International, Inc.	2,228	74,037

Total		249,845

Road & Rail 0.9%

CSX Corp.	16,330	378,693

Kansas City Southern	1,760	186,490

Norfolk Southern Corp.	5,033	365,647

Ryder System, Inc.	831	50,516

Union Pacific Corp.	7,461	1,151,083

Total		2,132,429

Trading Companies & Distributors 0.2%

Fastenal Co.	4,313	197,751

WW Grainger, Inc.	955	240,832

Total		438,583

Total Industrials		23,241,196

Information Technology 17.3%

Communications Equipment 1.9%

Cisco Systems, Inc.	85,401	2,076,098

F5 Networks, Inc.(a)	1,259	86,619

Harris Corp.	1,752	86,286

JDS Uniphase Corp.(a)	3,781	54,371

Juniper Networks, Inc.(a)	8,089	156,199

Motorola Solutions, Inc.	4,341	250,606

QUALCOMM, Inc.	27,613	1,686,602

Total		4,396,781

Computers & Peripherals 3.7%

Apple, Inc.(c)	15,000	5,941,200

Dell, Inc.	23,452	313,084

Common Stocks (continued)
Issuer	Shares	Value ($)
EMC Corp.	33,574	793,018

Hewlett-Packard Co.	30,820	764,336

NetApp, Inc.(a)	5,759	217,575

SanDisk Corp.(a)	3,889	237,618

Seagate Technology PLC	5,101	228,678

Western Digital Corp.	3,402	211,230

Total		8,706,739

Electronic Equipment, Instruments & Components 0.4%

Amphenol Corp., Class A	2,553	198,981

Corning, Inc.	23,571	335,415

FLIR Systems, Inc.	2,265	61,087

Jabil Circuit, Inc.	2,945	60,019

Molex, Inc.	2,215	64,988

TE Connectivity Ltd.	6,640	302,386

Total		1,022,876

Internet Software & Services 2.3%

Akamai Technologies, Inc.(a)	2,842	120,927

eBay, Inc.(a)	18,663	965,250

Google, Inc., Class A(a)	4,296	3,782,070

VeriSign, Inc.(a)	2,408	107,541

Yahoo!, Inc.(a)	15,226	382,325

Total		5,358,113

IT Services 3.5%

Accenture PLC, Class A	10,387	747,449

Automatic Data Processing, Inc.	7,755	534,009

Cognizant Technology Solutions Corp., Class A(a)	4,822	301,905

Computer Sciences Corp.	2,403	105,179

Fidelity National Information Services, Inc.	4,683	200,620

Fiserv, Inc.(a)	2,130	186,183

International Business Machines Corp.	16,658	3,183,510

Mastercard, Inc., Class A	1,670	959,415

Paychex, Inc.	5,176	189,028

SAIC, Inc.	4,541	63,256

Teradata Corp.(a)	2,612	131,201

Total System Services, Inc.	2,569	62,889

Visa, Inc., Class A	8,101	1,480,458

Western Union Co. (The)	8,902	152,313

Total		8,297,415

Office Electronics 0.1%

Xerox Corp.	19,623	177,981

Semiconductors & Semiconductor Equipment 2.0%

Advanced Micro Devices, Inc.(a)	9,704	39,592

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Altera Corp.	5,117	168,810

Analog Devices, Inc.	4,925	221,920

Applied Materials, Inc.	19,204	286,332

Broadcom Corp., Class A	8,396	283,449

First Solar, Inc.(a)	1,061	47,459

Intel Corp.	79,435	1,923,916

KLA-Tencor Corp.	2,652	147,796

Lam Research Corp.(a)	2,601	115,328

Linear Technology Corp.	3,725	137,229

LSI Corp.(a)	8,780	62,689

Microchip Technology, Inc.	3,149	117,300

Micron Technology, Inc.(a)	16,461	235,886

NVIDIA Corp.	9,233	129,539

Teradyne, Inc.(a)	3,047	53,536

Texas Instruments, Inc.	17,726	618,106

Xilinx, Inc.	4,218	167,075

Total		4,755,962

Software 3.4%

Adobe Systems, Inc.(a)	8,023	365,528

Autodesk, Inc.(a)	3,593	121,946

BMC Software, Inc.(a)	2,117	95,561

CA, Inc.	5,293	151,539

Citrix Systems, Inc.(a)	2,989	180,326

Electronic Arts, Inc.(a)	4,835	111,060

Intuit, Inc.	4,458	272,072

Microsoft Corp.	120,105	4,147,226

Oracle Corp.	58,717	1,803,786

Red Hat, Inc.(a)	3,029	144,847

Salesforce.com, Inc.(a)	8,675	331,211

Symantec Corp.	11,131	250,114

Total		7,975,216

Total Information Technology		40,691,083

Materials 3.2%

Chemicals 2.3%

Air Products & Chemicals, Inc.	3,327	304,653

Airgas, Inc.	1,053	100,519

CF Industries Holdings, Inc.	947	162,411

Dow Chemical Co. (The)	19,329	621,814

Eastman Chemical Co.	2,475	173,275

Ecolab, Inc.	4,256	362,569

EI du Pont de Nemours & Co.	14,708	772,170

FMC Corp.	2,173	132,683

International Flavors & Fragrances, Inc.	1,302	97,858

Common Stocks (continued)
Issuer	Shares	Value ($)
LyondellBasell Industries NV, Class A	6,070	402,198

Monsanto Co.	8,530	842,764

Mosaic Co. (The)	4,422	237,948

PPG Industries, Inc.	2,281	333,961

Praxair, Inc.	4,727	544,361

Sherwin-Williams Co. (The)	1,366	241,236

Sigma-Aldrich Corp.	1,924	154,613

Total		5,485,033

Construction Materials 0.1%

Vulcan Materials Co.	2,077	100,548

Containers & Packaging 0.2%

Ball Corp.	2,378	98,782

Bemis Co., Inc.	1,643	64,307

MeadWestvaco Corp.	2,826	96,395

Owens-Illinois, Inc.(a)	2,629	73,060

Sealed Air Corp.	3,132	75,011

Total		407,555

Metals & Mining 0.5%

Alcoa, Inc.	17,088	133,628

Allegheny Technologies, Inc.	1,725	45,385

Cliffs Natural Resources, Inc.	2,446	39,748

Freeport-McMoRan Copper & Gold, Inc.	16,589	458,022

Newmont Mining Corp.	7,944	237,923

Nucor Corp.	5,079	220,022

United States Steel Corp.	2,304	40,389

Total		1,175,117

Paper & Forest Products 0.1%

International Paper Co.	7,108	314,956

Total Materials		7,483,209

Telecommunication Services 2.8%
Diversified Telecommunication Services 2.5%

AT&T, Inc.	85,973	3,043,445

CenturyLink, Inc.	9,733	344,062

Frontier Communications Corp.	15,946	64,581

Verizon Communications, Inc.	45,720	2,301,545

Windstream Corp.	9,473	73,037

Total		5,826,670

Wireless Telecommunication Services 0.3%

Crown Castle International Corp.(a)	4,683	339,002

Sprint Nextel Corp.(a)	48,227	338,554

Total		677,556

Total Telecommunication Services		6,504,226

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.2%
Electric Utilities 1.8%

American Electric Power Co., Inc.	7,766	347,761

Duke Energy Corp.	11,276	761,130

Edison International	5,205	250,673

Entergy Corp.	2,845	198,240

Exelon Corp.	13,679	422,407

FirstEnergy Corp.	6,683	249,543

NextEra Energy, Inc.	6,788	553,086

Northeast Utilities	5,030	211,361

Pepco Holdings, Inc.	3,974	80,116

Pinnacle West Capital Corp.	1,757	97,461

PPL Corp.	9,465	286,411

Southern Co. (The)	13,909	613,804

Xcel Energy, Inc.	7,948	225,246

Total		4,297,239

Gas Utilities 0.1%

AGL Resources, Inc.	1,888	80,920

ONEOK, Inc.	3,294	136,075

Total		216,995

Independent Power Producers & Energy Traders 0.1%

AES Corp. (The)	9,903	118,737

NRG Energy, Inc.	5,152	137,558

Total		256,295

Multi-Utilities 1.2%

Ameren Corp.	3,877	133,524

CenterPoint Energy, Inc.	6,849	160,883

Common Stocks (continued)
Issuer	Shares	Value ($)
CMS Energy Corp.	4,246	115,364

Consolidated Edison, Inc.	4,678	272,774

Dominion Resources, Inc.	9,229	524,392

DTE Energy Co.	2,781	186,355

Integrys Energy Group, Inc.	1,266	74,099

NiSource, Inc.	4,984	142,742

PG&E Corp.	7,066	323,128

Public Service Enterprise Group, Inc.	8,083	263,991

SCANA Corp.	2,228	109,395

Sempra Energy	3,603	294,581

TECO Energy, Inc.	3,267	56,160

Wisconsin Energy Corp.	3,657	149,900

Total		2,807,288

Total Utilities		7,577,817

Total Common Stocks
(Cost: $154,865,670)		228,660,278

Money Market Funds 2.7%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(b)(d)	6,257,826	6,257,826

Total Money Market Funds
(Cost: $6,257,826)		6,257,826

Total Investments
(Cost: $161,123,496)		234,918,104

Other Assets & Liabilities, Net		(78,876)

Net Assets		234,839,228

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	16	6,397,200	September 2013	—	(63,368)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	106,631	—	(9,426)	3,853	101,058	3,212	260,434

Columbia Short-Term Cash Fund	2,914,212	13,199,175	(9,855,561)	—	6,257,826	1,878	6,257,826

Total	3,020,843	13,199,175	(9,864,987)	3,853	6,358,884	5,090	6,518,260

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)	At June 30, 2013, investments in securities included securities valued at $438,166 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	27,900,155	—	—	27,900,155

Consumer Staples	23,980,558	—	—	23,980,558

Energy	24,084,930	—	—	24,084,930

Financials	38,103,610	—	—	38,103,610

Health Care	29,093,494	—	—	29,093,494

Industrials	23,241,196	—	—	23,241,196

Information Technology	40,691,083	—	—	40,691,083

Materials	7,483,209	—	—	7,483,209

Telecommunication Services	6,504,226	—	—	6,504,226

Utilities	7,577,817	—	—	7,577,817

Total Equity Securities	228,660,278	—	—	228,660,278

Other

Money Market Funds	6,257,826	—	—	6,257,826

Total Other	6,257,826	—	—	6,257,826

Investments in Securities	234,918,104	—	—	234,918,104

Derivatives

Liabilities

Futures Contracts	(63,368)	—	—	(63,368)

Total	234,854,736	—	—	234,854,736

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $154,764,612)	$228,399,844

Affiliated issuers (identified cost $6,358,884)	6,518,260

Total investments (identified cost $161,123,496)	234,918,104

Receivable for:

Investments sold	28,387

Capital shares sold	1,500

Dividends	283,167

Reclaims	132

Trustees’ deferred compensation plan	12,621

Total assets	235,243,911

Liabilities

Payable for:

Investments purchased	12,821

Capital shares purchased	250,878

Variation margin on futures contracts	30,228

Investment management fees	18,129

Distribution and/or service fees	24,158

Transfer agent fees	10,878

Administration fees	18,129

Compensation of board members	14,624

Other expenses	12,217

Trustees’ deferred compensation plan	12,621

Total liabilities	404,683

Net assets applicable to outstanding capital stock	$234,839,228

Represented by

Partners’ capital	$234,839,228

Total — representing net assets applicable to outstanding capital stock	$234,839,228

Class 1

Net assets	$18,024

Shares outstanding	1,567

Net asset value per share	$11.50

Class 2

Net assets	$15,603,700

Shares outstanding	1,363,562

Net asset value per share	$11.44

Class 3

Net assets	$219,217,504

Shares outstanding	19,100,786

Net asset value per share	$11.48

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,405,595

Dividends — affiliated issuers	5,090

Foreign taxes withheld	(830)

Total income	2,409,855

Expenses:

Investment management fees	112,025

Distribution and/or service fees

Class 2	19,140

Class 3	130,454

Transfer agent fees

Class 1	5

Class 2	4,593

Class 3	62,616

Administration fees	112,025

Compensation of board members	8,441

Custodian fees	5,998

Printing and postage fees	31,558

Licensing fees	7,079

Professional fees	13,231

Other	4,775

Total expenses	511,940

Net investment income	1,897,915

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	2,213,897

Investments — affiliated issuers	3,853

Futures contracts	436,621

Net realized gain	2,654,371

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	23,817,995

Investments — affiliated issuers	56,760

Futures contracts	(90,337)

Net change in unrealized appreciation (depreciation)	23,784,418

Net realized and unrealized gain	26,438,789

Net increase in net assets resulting from operations	$28,336,704

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$1,897,915	$3,938,630

Net realized gain	2,654,371	7,164,394

Net change in unrealized appreciation (depreciation)	23,784,418	19,384,993

Net increase in net assets resulting from operations	28,336,704	30,488,017

Increase (decrease) in net assets from capital stock activity	(3,455,467)	(24,652,327)

Total increase in net assets	24,881,237	5,835,690

Net assets at beginning of period	209,957,991	204,122,301

Net assets at end of period	$234,839,228	$209,957,991

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Redemptions	—	—	(1,321)	(12,685)

Net increase (decrease)	—	—	(1,321)	(12,685)

Class 2 shares

Subscriptions	40,723	459,379	21,664	212,209

Redemptions	(155,980)	(1,738,568)	(353,865)	(3,410,370)

Net decrease	(115,257)	(1,279,189)	(332,201)	(3,198,161)

Class 3 shares

Subscriptions	701,483	7,821,927	541,475	5,284,552

Redemptions	(900,340)	(9,998,205)	(2,763,687)	(26,726,033)

Net decrease	(198,857)	(2,176,278)	(2,222,212)	(21,441,481)

Total net decrease	(314,114)	(3,455,467)	(2,555,734)	(24,652,327)

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.12		$8.75	$9.17

Income from investment operations:

Net investment income	0.10		0.18	0.11

Net realized and unrealized gain (loss)	1.28		1.19	(0.53)

Total from investment operations	1.38		1.37	(0.42)

Net asset value, end of period	$11.50		$10.12	$8.75

Total return	13.64%		15.66%	(4.58%)

Ratios to average net assets(b)

Total gross expenses	0.33	%(c)	0.33%	0.38	%(c)

Total net expenses(d)	0.33	%(c)	0.33%	0.38	%(c)

Net investment income	1.82	%(c)	1.90%	1.87	%(c)

Supplemental data

Net assets, end of period (in thousands)	$18		$16	$25

Portfolio turnover	1%		4%	4%

Notes to Financial Highlights

(a)	For the period from April 25, 2011 (commencement of operations) to December 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Variable Portfolio – S&P 500 Index Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011(a)
Per share data
Net asset value, beginning of period	$10.08		$8.74	$9.17

Income from investment operations:

Net investment income	0.09		0.17	0.10

Net realized and unrealized gain (loss)	1.27		1.17	(0.53)

Total from investment operations	1.36		1.34	(0.43)

Net asset value, end of period	$11.44		$10.08	$8.74

Total return	13.49%		15.33%	(4.69%)

Ratios to average net assets(b)

Total gross expenses	0.57	%(c)	0.57%	0.62	%(c)

Total net expenses(d)	0.57	%(c)	0.57%	0.62	%(c)

Net investment income	1.58	%(c)	1.72%	1.62	%(c)

Supplemental data

Net assets, end of period (in thousands)	$15,604		$14,910	$15,826

Portfolio turnover	1%		4%	4%

Notes to Financial Highlights

(a)	For the period from April 25, 2011 (commencement of operations) to December 31, 2011.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011		2010	2009	2008
Per share data
Net asset value, beginning of period	$10.11		$8.75	$8.61		$7.51	$5.96	$9.83

Income from investment operations:

Net investment income	0.09		0.18	0.14		0.12	0.12	0.16

Net realized and unrealized gain (loss)	1.28		1.18	(0.00	)(a)	0.98	1.43	(3.69)

Total from investment operations	1.37		1.36	0.14		1.10	1.55	(3.53)

Less distributions to shareholders:

Net investment income	—		—	—		—	—	(0.01)

Net realized gains	—		—	—		—	—	(0.33)

Total distributions to shareholders	—		—	—		—	—	(0.34)

Net asset value, end of period	$11.48		$10.11	$8.75		$8.61	$7.51	$5.96

Total return	13.55%		15.54%	1.63%		14.71%	26.00%	(37.10%)

Ratios to average net assets(b)

Total gross expenses	0.45	%(c)	0.44%	0.53%		0.54%	0.50%	0.54%

Total net expenses(d)	0.45	%(c)	0.44%	0.53%		0.53%	0.50%	0.51%

Net investment income	1.70	%(c)	1.86%	1.55%		1.58%	1.93%	1.79%

Supplemental data

Net assets, end of period (in thousands)	$219,218		$195,032	$188,271		$216,264	$220,257	$193,189

Portfolio turnover	1%		4%	4%		22%	31%	4%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — S&P 500 Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in

22	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed

Semiannual Report 2013	23

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the

Statement of Assets and Liabilities; the impact and the location of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	63,368	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	436,621
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(90,337)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	44

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital

24	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $1,036.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value

Semiannual Report 2013	25

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	0.330%	0.410%
Class 2	0.580	0.660
Class 3	0.455	0.535

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $2,987,967 and $7,256,740, respectively, for the six months ended June 30, 2013.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 93.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

26	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	27

Columbia Variable Portfolio – S&P 500 Index Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — S&P 500 Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

28	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: (i) the Funds’ standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013	29

Columbia Variable Portfolio – S&P 500 Index Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

30	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report 2013	31

Columbia Variable Portfolio – S&P 500 Index Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

32	Semiannual Report 2013

Columbia Variable Portfolio – S&P 500 Index Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	33

Columbia Variable Portfolio – S&P 500 Index Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6463 D (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Select Large-Cap Value Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund) Class 3 shares returned 17.82% for the six months ended June 30, 2013.

>	The Fund outperformed its benchmarks, the Russell 1000 Value Index, which returned 15.90%, and the S&P 500 Index, which returned 13.82% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	17.93	31.52	8.46	6.05
Class 2*	05/03/10	17.87	31.29	8.27	5.88
Class 3	02/04/04	17.82	31.33	8.37	6.00
Russell 1000 Value Index		15.90	25.32	6.67	6.44
S&P 500 Index		13.82	20.60	7.01	6.01

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
JPMorgan Chase & Co.	4.5
Wells Fargo & Co.	4.3
Bank of America Corp.	4.3
Citigroup, Inc.	4.2
Anadarko Petroleum Corp.	4.0
Tyson Foods, Inc., Class A	3.7
Morgan Stanley	3.6
Marathon Petroleum Corp.	3.3
Unum Group	3.3
Humana, Inc.	3.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	99.7
Consumer Discretionary	7.7
Consumer Staples	9.7
Energy	18.4
Financials	30.1
Health Care	8.8
Industrials	12.0
Information Technology	5.3
Materials	5.7
Utilities	2.0
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Neil Eigen

Richard Rosen

Neil Eigen has announced plans to retire at the end of 2013. Until then, Mr. Eigen will continue to serve as a portfolio manager with Richard Rosen. Messrs. Eigen and Rosen have been members of the Value Team since 1997 and are supported in their management of the Fund by Kari Montanus, a member of the Value Team since 2003. Effective January 2, 2014, Ms. Montanus will join Mr. Rosen as a portfolio manager of the Fund.

Semiannual Report 2013	3

Columbia Variable Portfolio – Select Large-Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,179.30	1,020.70	4.17	3.86	0.78
Class 2	1,000.00	1,000.00	1,178.70	1,019.47	5.50	5.10	1.03
Class 3	1,000.00	1,000.00	1,178.20	1,020.06	4.86	4.51	0.91

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.7%
Issuer	Shares	Value ($)
Consumer Discretionary 7.7%
Multiline Retail 2.5%

Nordstrom, Inc.	280,000	16,783,200

Specialty Retail 5.2%

Gap, Inc. (The)	400,000	16,692,000

Lowe’s Companies, Inc.	430,000	17,587,000

Total		34,279,000

Total Consumer Discretionary		51,062,200

Consumer Staples 9.7%
Food & Staples Retailing 1.8%

Costco Wholesale Corp.	106,100	11,731,477

Food Products 3.7%

Tyson Foods, Inc., Class A	950,000	24,396,000

Tobacco 4.2%

Altria Group, Inc.	408,000	14,275,920

Philip Morris International, Inc.	154,500	13,382,790

Total		27,658,710

Total Consumer Staples		63,786,187

Energy 18.4%
Oil, Gas & Consumable Fuels 18.4%

Anadarko Petroleum Corp.	310,000	26,638,300

Chevron Corp.	106,000	12,544,040

ConocoPhillips	215,000	13,007,500

Marathon Oil Corp.	520,000	17,981,600

Marathon Petroleum Corp.	310,000	22,028,600

Valero Energy Corp.	500,000	17,385,000

Williams Companies, Inc. (The)	370,000	12,013,900

Total		121,598,940

Total Energy		121,598,940

Financials 30.1%
Capital Markets 3.6%

Morgan Stanley	966,400	23,609,152

Commercial Banks 4.3%

Wells Fargo & Co.	690,000	28,476,300

Diversified Financial Services 13.0%

Bank of America Corp.	2,184,766	28,096,091

Citigroup, Inc.	580,000	27,822,600

JPMorgan Chase & Co.	560,000	29,562,400

Total		85,481,091

Insurance 9.2%

MetLife, Inc.	460,000	21,049,600

Prudential Financial, Inc.	250,000	18,257,500

Common Stocks (continued)
Issuer	Shares	Value ($)

Unum Group	740,000	21,733,800

Total		61,040,900

Total Financials		198,607,443

Health Care 8.8%
Health Care Equipment & Supplies 2.5%

Baxter International, Inc.	235,000	16,278,450

Health Care Providers & Services 3.2%

Humana, Inc.	250,000	21,095,000

Pharmaceuticals 3.1%

Bristol-Myers Squibb Co.	460,000	20,557,400

Total Health Care		57,930,850

Industrials 12.0%
Aerospace & Defense 7.3%

General Dynamics Corp.	180,000	14,099,400

Honeywell International, Inc.	240,000	19,041,600

United Technologies Corp.	158,500	14,730,990

Total		47,871,990

Road & Rail 4.7%

CSX Corp.	710,000	16,464,900

Union Pacific Corp.	95,000	14,656,600

Total		31,121,500

Total Industrials		78,993,490

Information Technology 5.3%
Communications Equipment 2.9%

Juniper Networks, Inc. (a)	990,000	19,116,900

Semiconductors & Semiconductor Equipment 2.4%

Applied Materials, Inc.	1,050,000	15,655,500

Total Information Technology		34,772,400

Materials 5.7%
Chemicals 3.8%

EI du Pont de Nemours & Co.	290,000	15,225,000

Praxair, Inc.	88,000	10,134,080

Total		25,359,080

Metals & Mining 1.9%

Freeport-McMoRan Copper & Gold, Inc.	445,000	12,286,450

Total Materials		37,645,530

Utilities 2.0%
Independent Power Producers & Energy Traders 2.0%

AES Corp. (The)	1,120,000	13,428,800

Total Utilities		13,428,800

Total Common Stocks
(Cost: $507,139,987)		657,825,840

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Money Market Funds 0.3%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(b)(c)	2,019,635	2,019,635

Total Money Market Funds
(Cost: $2,019,635)		2,019,635

Total Investments
(Cost: $509,159,622)		659,845,475

Other Assets & Liabilities, Net		26,399

Net Assets		659,871,874

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,174,964	25,294,288	(24,449,617)	2,019,635	581	2,019,635

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	51,062,200	—	—	51,062,200

Consumer Staples	63,786,187	—	—	63,786,187

Energy	121,598,940	—	—	121,598,940

Financials	198,607,443	—	—	198,607,443

Health Care	57,930,850	—	—	57,930,850

Industrials	78,993,490	—	—	78,993,490

Information Technology	34,772,400	—	—	34,772,400

Materials	37,645,530	—	—	37,645,530

Utilities	13,428,800	—	—	13,428,800

Total Equity Securities	657,825,840	—	—	657,825,840

Other

Money Market Funds	2,019,635	—	—	2,019,635

Total Other	2,019,635	—	—	2,019,635

Total	659,845,475	—	—	659,845,475

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $507,139,987)	$657,825,840

Affiliated issuers (identified cost $2,019,635)	2,019,635

Total investments (identified cost $509,159,622)	659,845,475

Receivable for:

Capital shares sold	5,182,247

Dividends	1,006,017

Reclaims	160

Expense reimbursement due from Investment Manager	41,956

Total assets	666,075,855

Liabilities

Payable for:

Investments purchased	751,825

Capital shares purchased	5,000,423

Investment management fees	357,478

Distribution and/or service fees	4,681

Transfer agent fees	30,754

Administration fees	30,109

Compensation of board members	9,953

Other expenses	18,758

Total liabilities	6,203,981

Net assets applicable to outstanding capital stock	$659,871,874

Represented by

Partners’ capital	$659,871,874

Total — representing net assets applicable to outstanding capital stock	$659,871,874

Class 1

Net assets	$613,888,383

Shares outstanding	44,441,523

Net asset value per share	$13.81

Class 2

Net assets	$3,123,588

Shares outstanding	227,741

Net asset value per share	$13.72

Class 3

Net assets	$42,859,903

Shares outstanding	3,116,346

Net asset value per share	$13.75

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$6,941,944

Dividends — affiliated issuers	581

Total income	6,942,525

Expenses:

Investment management fees	2,227,049

Distribution and/or service fees

Class 2	2,988

Class 3	23,165

Transfer agent fees

Class 1	179,473

Class 2	717

Class 3	11,119

Administration fees	187,626

Compensation of board members	11,678

Custodian fees	5,921

Printing and postage fees	12,264

Professional fees	15,321

Other	6,675

Total expenses	2,683,996

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(160,757)

Total net expenses	2,523,239

Net investment income	4,419,286

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	13,080,032

Foreign currency translations	(7)

Net realized gain	13,080,025

Net change in unrealized appreciation (depreciation) on:

Investments	87,876,767

Foreign currency translations	4

Net change in unrealized appreciation (depreciation)	87,876,771

Net realized and unrealized gain	100,956,796

Net increase in net assets resulting from operations	$105,376,082

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$4,419,286	$6,679,011

Net realized gain	13,080,025	9,376,540

Net change in unrealized appreciation (depreciation)	87,876,771	59,859,963

Net increase in net assets resulting from operations	105,376,082	75,915,514

Increase (decrease) in net assets from capital stock activity	(47,975,440)	493,041,790

Total increase in net assets	57,400,642	568,957,304

Net assets at beginning of period	602,471,232	33,513,928

Net assets at end of period	$659,871,874	$602,471,232

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	3,257,155	43,421,595	53,401,840	552,606,332

Redemptions	(7,468,568)	(98,635,572)	(5,045,790)	(56,182,305)

Net increase (decrease)	(4,211,413)	(55,213,977)	48,356,050	496,424,027

Class 2 shares

Subscriptions	106,725	1,403,922	90,345	959,255

Redemptions	(20,052)	(264,636)	(26,137)	(284,481)

Net increase	86,673	1,139,286	64,208	674,774

Class 3 shares

Subscriptions	529,684	7,018,171	312,995	3,362,821

Redemptions	(69,350)	(918,920)	(683,775)	(7,419,832)

Net increase (decrease)	460,334	6,099,251	(370,780)	(4,057,011)

Total net increase (decrease)	(3,664,406)	(47,975,440)	48,049,478	493,041,790

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Select Large-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.71		$9.88		$10.04	$9.55

Income from investment operations:

Net investment income	0.09		0.21		0.12	0.07

Net realized and unrealized gain (loss)	2.01		1.62		(0.28)	0.42

Total from investment operations	2.10		1.83		(0.16)	0.49

Net asset value, end of period	$13.81		$11.71		$9.88	$10.04

Total return	17.93%		18.52%		(1.59% )	5.13%

Ratios to average net assets(b)

Total gross expenses	0.83%	(c)	0.84%	(d)	0.98%	0.94%	(c)

Total net expenses(e)	0.78%	(c)	0.80%	(d)	0.84%	0.94%	(c)

Net investment income	1.39%	(c)	1.91%		1.21%	1.17%	(c)

Supplemental data

Net assets, end of period (in thousands)	$613,888		$569,837		$2,932	$5

Portfolio turnover	4%		17%		25%	4%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.64		$9.85		$10.03	$9.55

Income from investment operations:

Net investment income	0.08		0.16		0.11	0.05

Net realized and unrealized gain (loss)	2.00		1.63		(0.29)	0.43

Total from investment operations	2.08		1.79		(0.18)	0.48

Net asset value, end of period	$13.72		$11.64		$9.85	$10.03

Total return	17.87%		18.17%		(1.79%)	5.03%

Ratios to average net assets(b)

Total gross expenses	1.09	%(c)	1.15	%(d)	1.27%	1.26	%(c)

Total net expenses(e)	1.03	%(c)	1.06	%(d)	1.10%	1.22	%(c)

Net investment income	1.19	%(c)	1.45%		1.08%	0.77	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3,124		$1,643		$757	$199

Portfolio turnover	4%		17%		25%	4%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$11.67		$9.85		$10.02	$8.31	$6.59	$11.12

Income from investment operations:

Net investment income	0.08		0.16		0.11	0.08	0.10	0.21

Net realized and unrealized gain (loss)	2.00		1.66		(0.28)	1.63	1.62	(4.52)

Total from investment operations	2.08		1.82		(0.17)	1.71	1.72	(4.31)

Less distributions to shareholders:

Net investment income	—		—		—	—	—	(0.01)

Net realized gains	—		—		—	—	—	(0.21)

Total distributions to shareholders	—		—		—	—	—	(0.22)

Net asset value, end of period	$13.75		$11.67		$9.85	$10.02	$8.31	$6.59

Total return	17.82%		18.48%		(1.70%)	20.52%	26.12%	(39.46%)

Ratios to average net assets(a)

Total gross expenses	0.96	%(b)	1.04	%(c)	1.10%	1.11%	1.24%	1.28%

Total net expenses(d)	0.91	%(b)	0.93	%(c)	0.99%	1.08%	1.05%	0.93%

Net investment income	1.28	%(b)	1.47%		1.05%	0.89%	1.40%	2.08%

Supplemental data

Net assets, end of period (in thousands)	$42,860		$30,991		$29,825	$29,721	$14,841	$9,723

Portfolio turnover	4%		17%		25%	4%	16%	75%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund.

Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the

NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally

traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such

exchanges or markets. Foreign currency exchange rates are

generally determined at 4:00 p.m. Eastern (U.S.) time.

However, many securities markets and exchanges outside the

U.S. close prior to the close of the NYSE; therefore, the

closing prices for securities in such markets or on such

exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations,

foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including

utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account

multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred

subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The

fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between

Semiannual Report 2013	15

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.70% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and

16	Semiannual Report 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $1,640.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	0.750%	0.800%
Class 2	1.000	1.050
Class 3	0.875	0.925

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $22,673,645 and $67,388,049, respectively, for the six months ended June 30, 2013.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 92.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

Semiannual Report 2013	17

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 8. Significant Risks

Financial Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

18	Semiannual Report 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2013	19

Columbia Variable Portfolio – Select Large-Cap Value Fund

Approval of Investment Management Services Agreement (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: (i) the Funds’ standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

20	Semiannual Report 2013

Columbia Variable Portfolio – Select Large-Cap Value Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	21

Columbia Variable Portfolio – Select Large-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6473 D (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund) Class 3 shares returned 20.40% for the six months ended June 30, 2013.

>	The Fund outperformed its benchmark, the Russell 2000 Index, which returned 15.86% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	20.50	29.90	10.14	9.11
Class 2*	05/03/10	20.31	29.53	9.91	8.93
Class 3	09/15/99	20.40	29.71	10.05	9.07
Russell 2000 Index		15.86	24.21	8.77	9.53

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
EnerSys, Inc.	4.3
Belden, Inc.	4.1
Lincoln National Corp.	3.8
United Continental Holdings, Inc.	3.8
Texas Roadhouse, Inc.	3.7
Salix Pharmaceuticals Ltd.	3.7
Waste Connections, Inc.	3.5
Mueller Industries, Inc.	3.3
Sotheby’s	3.3
ON Semiconductor Corp.	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	97.3
Consumer Discretionary	16.1
Consumer Staples	5.5
Energy	8.8
Financials	13.0
Health Care	11.5
Industrials	26.4
Information Technology	12.0
Materials	4.0
Money Market Funds	2.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Neil Eigen

Richard Rosen

Neil Eigen has announced plans to retire at the end of 2013. Until then, Mr. Eigen will continue to serve as a portfolio manager with Richard Rosen. Messrs. Eigen and Rosen have been members of the Value Team since 1997 and are supported in their management of the Fund by Kari Montanus, a member of the Value Team since 2003. Effective January 2, 2014, Ms. Montanus will join Mr. Rosen as a portfolio manager of the Fund.

Semiannual Report 2013	3

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,205.00	1,019.96	5.03	4.61	0.93
Class 2	1,000.00	1,000.00	1,203.10	1,018.73	6.37	5.84	1.18
Class 3	1,000.00	1,000.00	1,204.00	1,019.32	5.73	5.25	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 16.1%
Auto Components 1.6%

American Axle & Manufacturing Holdings, Inc. (a)	140,000	2,608,200

Diversified Consumer Services 3.2%

Sotheby’s	137,500	5,212,625

Hotels, Restaurants & Leisure 5.6%

Penn National Gaming, Inc.(a)	60,000	3,171,600

Texas Roadhouse, Inc.	235,000	5,879,700

Total		9,051,300

Household Durables 2.9%

Lennar Corp., Class A	130,000	4,685,200

Textiles, Apparel & Luxury Goods 2.8%

Hanesbrands, Inc.	90,000	4,627,800

Total Consumer Discretionary		26,185,125

Consumer Staples 5.5%
Food Products 3.1%

Dean Foods Co.(a)	250,000	2,505,000

WhiteWave Foods Co.(a)	90,950	1,382,440

WhiteWave Foods Co., Class A(a)	75,573	1,228,061

Total		5,115,501

Personal Products 2.4%

Herbalife Ltd.	85,000	3,836,900

Total Consumer Staples		8,952,401

Energy 8.9%
Energy Equipment & Services 6.7%

Exterran Holdings, Inc.(a)	130,400	3,666,848

Superior Energy Services, Inc.(a)	118,700	3,079,078

Tetra Technologies, Inc.(a)	400,000	4,104,000

Total		10,849,926

Oil, Gas & Consumable Fuels 2.2%

Oasis Petroleum, Inc.(a)	92,000	3,576,040

Total Energy		14,425,966

Financials 13.0%
Insurance 13.0%

Aspen Insurance Holdings Ltd.	120,000	4,450,800

Endurance Specialty Holdings Ltd.	80,000	4,116,000

Hanover Insurance Group, Inc. (The)	90,000	4,403,700

Infinity Property & Casualty Corp.	36,216	2,164,268

Lincoln National Corp.	165,000	6,017,550

Total		21,152,318

Total Financials		21,152,318

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.5%
Health Care Equipment & Supplies 3.2%

Analogic Corp.	35,000	2,549,050

Sirona Dental Systems, Inc.(a)	40,000	2,635,200

Total		5,184,250

Health Care Providers & Services 2.8%

WellCare Health Plans, Inc.(a)	81,000	4,499,550

Pharmaceuticals 5.5%

Impax Laboratories, Inc.(a)	160,000	3,192,000

Salix Pharmaceuticals Ltd.(a)	88,000	5,821,200

Total		9,013,200

Total Health Care		18,697,000

Industrials 26.4%
Aerospace & Defense 2.7%

Cubic Corp.	90,000	4,329,000

Airlines 3.7%

United Continental Holdings, Inc.(a)	190,000	5,945,100

Commercial Services & Supplies 4.7%

Brink’s Co. (The)	85,000	2,168,350

Waste Connections, Inc.	135,000	5,553,900

Total		7,722,250

Electrical Equipment 8.1%

Belden, Inc.	130,000	6,490,900

EnerSys, Inc.	137,500	6,743,000

Total		13,233,900

Machinery 4.8%

Mueller Industries, Inc.	105,000	5,295,150

Wabash National Corp.(a)	240,000	2,443,200

Total		7,738,350

Road & Rail 2.4%

Swift Transportation Co.(a)	240,000	3,969,600

Total Industrials		42,938,200

Information Technology 12.0%
Communications Equipment 3.3%

Calix, Inc.(a)	281,240	2,840,524

NETGEAR, Inc.(a)	85,000	2,595,900

Total		5,436,424

IT Services 1.6%

CACI International, Inc., Class A(a)	40,000	2,539,600

Semiconductors & Semiconductor Equipment 4.7%

Cypress Semiconductor Corp.	270,000	2,897,100

ON Semiconductor Corp.(a)	590,000	4,767,200

Total		7,664,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.4%

BroadSoft, Inc.(a)	140,000	3,864,000

Total Information Technology		19,504,324

Materials 4.0%
Chemicals 2.5%

Minerals Technologies, Inc.	97,500	4,030,650
Containers & Packaging 1.5%

Owens-Illinois, Inc. (a)	90,000	2,501,100

Total Materials		6,531,750

Total Common Stocks (Cost: $93,697,419)		158,387,084

Money Market Funds 2.7%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106% (b)(c)	4,328,593	4,328,593

Total Money Market Funds		4,328,593
(Cost: $4,328,593)

Total Investments
(Cost: $98,026,012)		162,715,677

Other Assets & Liabilities, Net		(178,517)

Net Assets		162,537,160

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	76,910	13,832,023	(9,580,340)	4,328,593	549	4,328,593

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	26,185,125	—	—	26,185,125

Consumer Staples	8,952,401	—	—	8,952,401

Energy	14,425,966	—	—	14,425,966

Financials	21,152,318	—	—	21,152,318

Health Care	18,697,000	—	—	18,697,000

Industrials	42,938,200	—	—	42,938,200

Information Technology	19,504,324	—	—	19,504,324

Materials	6,531,750	—	—	6,531,750

Total Equity Securities	158,387,084	—	—	158,387,084

Other

Money Market Funds	4,328,593	—	—	4,328,593

Total Other	4,328,593	—	—	4,328,593

Total	162,715,677	—	—	162,715,677

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $93,697,419)	$158,387,084

Affiliated issuers (identified cost $4,328,593)	4,328,593

Total investments (identified cost $98,026,012)	162,715,677

Receivable for:

Capital shares sold	195,978

Dividends	36,578

Expense reimbursement due from Investment Manager	7,413

Total assets	162,955,646

Liabilities

Payable for:

Capital shares purchased	254,410

Investment management fees	99,326

Distribution and/or service fees	10,474

Transfer agent fees	7,543

Administration fees	10,058

Compensation of board members	10,909

Other expenses	25,766

Total liabilities	418,486

Net assets applicable to outstanding capital stock	$162,537,160

Represented by

Partners’ capital	$162,537,160

Total — representing net assets applicable to outstanding capital stock	$162,537,160

Class 1

Net assets	$70,644,050

Shares outstanding	4,714,047

Net asset value per share	$14.99

Class 2

Net assets	$16,808,913

Shares outstanding	1,130,319

Net asset value per share	$14.87

Class 3

Net assets	$75,084,197

Shares outstanding	5,027,841

Net asset value per share	$14.93

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$549,432

Dividends — affiliated issuers	549

Total income	549,981

Expenses:

Investment management fees	607,894

Distribution and/or service fees

Class 2	19,670

Class 3	44,086

Transfer agent fees

Class 1	20,287

Class 2	4,721

Class 3	21,161

Administration fees	61,560

Compensation of board members	7,323

Custodian fees	2,125

Printing and postage fees	20,203

Professional fees	13,371

Other	4,441

Total expenses	826,842

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(47,301)

Total net expenses	779,541

Net investment loss	(229,560)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	12,346,355

Net realized gain	12,346,355

Net change in unrealized appreciation (depreciation) on:
Investments	16,521,839

Net change in unrealized appreciation (depreciation)	16,521,839

Net realized and unrealized gain	28,868,194

Net increase in net assets resulting from operations	$28,638,634

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Operations

Net investment loss	$(229,560)	$(437,828)

Net realized gain	12,346,355	10,384,087

Net change in unrealized appreciation (depreciation)	16,521,839	14,043,732

Net increase in net assets resulting from operations	28,638,634	23,989,991

Increase (decrease) in net assets from capital stock activity	(9,764,500)	(23,365,531)

Total increase in net assets	18,874,134	624,460

Net assets at beginning of period	143,663,026	143,038,566

Net assets at end of period	$162,537,160	$143,663,026

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity

Class 1 shares

Subscriptions	137,802	1,970,477	262,184	3,069,778

Redemptions	(527,513)	(7,440,861)	(1,002,408)	(11,657,397)

Net decrease	(389,711)	(5,470,384)	(740,224)	(8,587,619)

Class 2 shares

Subscriptions	92,256	1,281,744	120,236	1,404,712

Redemptions	(113,774)	(1,605,636)	(192,477)	(2,241,667)

Net decrease	(21,518)	(323,892)	(72,241)	(836,955)

Class 3 shares

Subscriptions	67,228	980,463	42,997	493,457

Redemptions	(355,085)	(4,950,687)	(1,237,923)	(14,434,414)

Net decrease	(287,857)	(3,970,224)	(1,194,926)	(13,940,957)

Total net decrease	(699,086)	(9,764,500)	(2,007,391)	(23,365,531)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.44		$10.55	$11.52	$10.40

Income from investment operations:

Net investment loss	(0.01)		(0.02)	(0.03)	(0.04)

Net realized and unrealized gain (loss)	2.56		1.91	(0.94)	1.16

Total from investment operations	2.55		1.89	(0.97)	1.12

Net asset value, end of period	$14.99		$12.44	$10.55	$11.52

Total return	20.50%		17.92%	(8.42%)	10.77%

Ratios to average net assets(b)

Total gross expenses	0.99	%(c)	1.01%	0.98%	1.09	%(c)

Total net expenses(d)	0.93	%(c)	0.94%	0.96%	1.09	%(c)

Net investment loss	(0.22	%)(c)	(0.21%)	(0.27%)	(0.58	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$70,644		$63,490	$61,631	$6

Portfolio turnover	6%		6%	13%	5%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.36		$10.50	$11.50	$10.40

Income from investment operations:

Net investment loss	(0.03)		(0.05)	(0.06)	(0.05)

Net realized and unrealized gain (loss)	2.54		1.91	(0.94)	1.15

Total from investment operations	2.51		1.86	(1.00)	1.10

Net asset value, end of period	$14.87		$12.36	$10.50	$11.50

Total return	20.31%		17.71%	(8.70%)	10.58%

Ratios to average net assets(b)

Total gross expenses	1.24	%(c)	1.26%	1.24%	1.36	%(c)

Total net expenses(d)	1.18	%(c)	1.19%	1.21%	1.33	%(c)

Net investment loss	(0.46	%)(c)	(0.46%)	(0.52%)	(0.66	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$16,809		$14,236	$12,858	$190

Portfolio turnover	6%		6%	13%	5%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30,2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$12.40		$10.53	$11.51	$9.08	$6.49	$11.80

Income from investment operations:

Net investment income (loss)	(0.02)		(0.04)	(0.05)	(0.07)	(0.04)	0.02

Net realized and unrealized gain (loss)	2.55		1.91	(0.93)	2.50	2.63	(4.23)

Total from investment operations	2.53		1.87	(0.98)	2.43	2.59	(4.21)

Less distributions to shareholders:

Net realized gains	—		—	—	—	—	(1.10)

Total distributions to shareholders	—		—	—	—	—	(1.10)

Net asset value, end of period	$14.93		$12.40	$10.53	$11.51	$9.08	$6.49

Total return	20.40%		17.76%	(8.51%)	26.79%	39.81%	(38.59%)

Ratios to average net assets(a)

Total gross expenses	1.12	%(b)	1.13%	1.13%	1.21%	1.09%	1.06%

Total net expenses(c)	1.06	%(b)	1.06%	1.10%	1.20%	1.09%	0.96%

Net investment income (loss)	(0.34	%)(b)	(0.34%)	(0.45%)	(0.76%)	(0.56%)	0.19%

Supplemental data

Net assets, end of period (in thousands)	$75,084		$65,937	$68,550	$88,168	$78,895	$68,398

Portfolio turnover	6%		6%	13%	5%	6%	269%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the

NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2013	15

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.79% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.08% of the Fund’s average daily net assets.

16	Semiannual Report 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $931.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	0.930%
Class 2	1.180
Class 3	1.055

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $9,955,243 and $24,433,062, respectively, for the six months ended June 30, 2013.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, one unaffiliated shareholder account owned 34.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 47.7% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2013	17

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 8. Significant Risks

Industrial Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the industrials sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

18	Semiannual Report 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Select Smaller-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

Semiannual Report 2013	19

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: (i) the Funds’ standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

20	Semiannual Report 2013

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	21

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6488 D (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund (formerly, Columbia Variable Portfolio – Short Duration U.S. Government Fund)

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – U.S. Government Mortgage Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) Class 3 shares returned -2.15% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the Barclays U.S. Mortgage-Backed Securities Index, which returned -2.01% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-2.02	-0.98	1.41	1.87
Class 2*	05/03/10	-2.09	-1.24	1.20	1.70
Class 3	09/15/99	-2.15	-1.21	1.32	1.82
Barclays U.S. Mortgage-Backed Securities Index		-2.01	-1.10	4.84	4.70
Barclays U.S. 1-3 Year Government Index		0.02	0.34	2.06	2.69

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays U.S. 1-3 Year Government Index, an unmanaged index, is made up of all publicly used, non-convertible domestic debt of the U.S. Government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

The Barclays U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

On May 1, 2013 the Barclays U.S. Mortgage-Backed Securities Index replaced the Barclays U.S. 1-3 Year Government Index as the Fund’s benchmark. The Investment Manager made this recommendation to the Fund’s Board of Trustees because the new index provides a more appropriate basis for comparing the Fund’s performance. Information on both indexes will be included for a one-year transition period. In the future, however, only the Barclays U.S. Mortgage-Backed Securities Index will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Asset-Backed Securities — Agency	0.0	(a)
Asset-Backed Securities — Non-Agency	3.0
Commercial Mortgage-Backed Securities — Agency	2.8
Commercial Mortgage-Backed Securities — Non-Agency	2.3
Money Market Funds	0.0	(a)
Options Purchased Calls	0.0	(a)
Options Purchased Puts	0.4
Residential Mortgage-Backed Securities — Agency	78.1
Residential Mortgage-Backed Securities — Non-Agency	12.2
Repurchase Agreements	1.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2013)
AAA rating	84.9
AA rating	0.2
A rating	1.3
BBB rating	1.6
Non-investment grade	0.5
Not rated	11.5
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody’s. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Jason Callan

Tom Heuer, CFA

Semiannual Report 2013	3

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	979.80	1,022.07	2.43	2.48	0.50
Class 2	1,000.00	1,000.00	979.10	1,020.84	3.64	3.72	0.75
Class 3	1,000.00	1,000.00	978.50	1,021.48	3.01	3.07	0.62

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

4	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency(a) 99.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)(c)
01/01/37	2.534%	307,986	328,526
09/01/37	2.872%	366,819	389,411

CMO Series 4057 Class FN
12/15/41	0.543%	21,644,972	21,735,275

CMO Series 4119 Class SP
10/15/42	2.461%	4,259,189	3,571,728

Federal Home Loan Mortgage Corp.(b)(c)(d) CMO IO STRIPS Series 277 Class S6
09/15/42	5.858%	24,071,352	5,412,932

CMO IO STRIPS Series 281 Class S1
10/15/42	5.808%	17,505,364	3,935,202

CMO IO Series 276 Class S5
09/15/42	5.808%	11,548,186	2,819,131

CMO IO Series 3453 Class W
12/15/32	7.192%	1,583,219	320,908

CMO IO Series 3630 Class AI
03/15/17	1.931%	2,088,714	61,810

CMO IO Series 4068 Class GI
09/15/36	2.301%	20,855,179	1,187,577

CMO IO Series 4091 Class SH
08/15/42	6.358%	28,216,960	7,629,897

CMO IO Series 4093 Class SD
01/15/38	6.508%	4,043,853	1,011,765

CMO IO Series 4094 Class SY
08/15/42	5.888%	14,851,174	3,822,187

CMO IO Series 4102 Class TS
09/15/42	6.408%	17,590,786	4,680,648

CMO IO Series 4102 Class YS
09/15/42	6.408%	12,434,067	3,631,143

Federal Home Loan Mortgage Corp.(c)
11/01/42	3.000%	25,250,828	24,671,621
06/01/21 - 02/01/43	3.500%	97,004,749	98,415,970
03/01/41 - 07/01/42	4.000%	30,176,428	31,665,854
11/01/13 - 08/01/41	4.500%	23,538,533	25,307,059
11/01/17 - 10/01/40	5.000%	37,910,829	41,088,333
08/01/17 - 09/01/19	5.500%	377,153	407,751
03/01/18 - 09/01/37	6.000%	400,983	425,010
04/01/17	6.500%	207,834	222,173
06/01/16	7.000%	1,514	1,590

Federal Home Loan Mortgage Corp.(c)(d) CMO IO Series 2639 Class UI
03/15/22	5.000%	192,674	6,327

CMO IO Series 266 Class IO
07/15/42	4.000%	13,721,292	3,806,867

CMO IO Series 267 Class IO
08/15/42	4.000%	12,037,757	3,217,449

CMO IO Series 4120 Class AI
11/15/39	3.500%	10,194,918	2,017,260

CMO IO Series 4121 Class IA
01/15/41	3.500%	9,016,000	1,967,855

Residential Mortgage-Backed Securities — Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 4139 Class CI
05/15/42	3.500%	5,677,695	1,026,510

CMO IO Series 4148 Class BI
02/15/41	4.000%	7,598,617	1,428,375

Federal Home Loan Mortgage Corp.(b)(c) CMO IO Series 304 Class C69
12/15/42	4.000%	17,771,097	4,115,605

Federal National Mortgage Association(b)(c)
02/01/33	1.882%	133,274	138,728
06/01/34	2.455%	313,665	331,279
12/01/33	4.588%	34,367	36,133
07/01/33	4.834%	98,467	103,753
07/01/36	5.774%	138,729	147,802

CMO Series 2003-W11 Class A1
06/25/33	3.106%	4,983	4,960

Federal National Mortgage Association(b)(c)(d) CMO IO Series 2003-117 Class KS
08/25/33	6.907%	6,185,660	738,031

CMO IO Series 2005-57 Class NI
07/25/35	6.507%	388,703	65,323

CMO IO Series 2006-115 Class EI
12/25/36	6.447%	14,380,124	2,656,170

CMO IO Series 2006-5 Class N1
08/25/34	2.191%	15,523,066	929,957

CMO IO Series 2006-5 Class N2
02/25/35	2.214%	17,432,787	1,276,924

CMO IO Series 2006-8 Class PS
03/25/36	6.407%	8,482,522	1,630,791

CMO IO Series 2012-108 Class S
10/25/42	5.807%	29,188,127	6,068,288

CMO IO Series 2012-51 Class SA
05/25/42	6.307%	14,400,351	3,875,539

CMO IO Series 2012-80 Class AS
02/25/39	5.857%	18,977,545	4,110,238

CMO IO Series 2012-80 Class DS
06/25/39	6.457%	6,913,255	1,514,125

CMO IO Series 2012-87 Class BS
03/25/39	5.857%	27,421,346	6,189,242

CMO IO Series 2012-87 Class NS
02/25/39	5.857%	11,406,983	2,528,535

CMO IO Series 2012-87 SQ
08/25/42	6.107%	22,782,070	6,373,134

CMO IO Series 2012-89 Class SD
04/25/39	5.857%	10,707,949	2,416,395

CMO IO Series 2012-97 Class SB
09/25/42	5.807%	10,640,897	2,420,409

CMO IO Series 2012-99 Class QS
09/25/42	6.407%	14,364,840	3,635,669

CMO IO Series 2012-99 Class SL
09/25/42	6.427%	23,528,436	5,885,984

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO IO Series 2013-11 Class SC
02/25/40	6.007%	24,663,947	5,360,906

CMO IO Series 2013-13 Class SA
03/25/43	5.957%	18,090,492	4,295,341

Federal National Mortgage Association(c)
03/01/27 - 03/01/28	2.500%	47,808,395	48,155,594
05/01/27 - 11/01/42	3.000%	140,254,134	143,400,124
10/01/20 - 01/01/43	3.500%	160,918,017	163,530,686
11/01/41 - 04/01/43	4.000%	165,281,793	173,166,220
07/01/39 - 10/01/41	4.500%	102,968,282	110,410,494
03/01/14 - 12/01/37	5.000%	65,215,042	71,201,146
12/01/13 - 11/01/37	5.500%	35,389,697	38,443,386
01/01/17 - 04/01/33	6.000%	1,078,972	1,154,030
03/01/15 - 06/01/17	7.000%	53,783	58,328

CMO Series 1988-4 Class Z
03/25/18	9.250%	8,497	9,409

Federal National Mortgage Association(c)(d) CMO IO Series 2009-7 Class LI
02/25/39	7.000%	715,613	215,303

CMO IO Series 2012-118 Class BI
12/25/39	3.500%	31,328,378	6,336,785

CMO IO Series 2012-133 Class EI
07/25/31	3.500%	6,063,198	1,005,299

CMO IO Series 2012-134 Class AI
07/25/40	3.500%	24,031,249	4,456,833

CMO IO Series 2012-144 Class HI
07/25/42	3.500%	5,091,405	948,306

CMO IO Series 2012-96 Class CI
04/25/39	3.500%	13,414,022	2,500,743

CMO IO Series 2013-1 Class AI
02/25/43	3.500%	5,192,027	1,310,124

CMO IO Series 2013-1 Class BI
02/25/40	3.500%	17,259,072	2,858,104

CMO IO Series 2013-10 Class AI
11/25/41	3.500%	22,800,273	3,733,859

CMO IO Series 2013-16 Class IO
01/25/40	3.500%	14,164,153	3,038,154

CMO IO Series 2012-40 Class IP
09/25/40	4.000%	28,135,555	4,653,075

Federal National Mortgage Association(c)(e)
07/01/28	2.500%	14,400,000	14,483,249
07/01/43	3.000%	347,000,000	339,029,826
07/01/43 - 08/01/43	3.500%	136,267,434	138,241,043

Federal National Mortgage Association(c)(f)
05/01/39	4.500%	12,389,254	13,539,528

Government National Mortgage Association(b)(c)(d) CMO IO Series 2012-148 Class SA
12/20/42	6.458%	20,483,990	5,623,126

CMO IO Series 2012-75 Class SA
06/20/42	5.858%	21,561,649	5,609,379

Residential Mortgage-Backed Securities — Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Government National Mortgage Association(c)
04/20/28	2.500%	19,768,635	19,996,253
07/15/40 - 07/20/41	4.500%	51,918,426	55,679,962
08/20/40	5.000%	19,387,627	21,365,088
09/15/14 - 11/20/41	6.000%	26,274,107	29,089,250
10/15/13	6.500%	21	21
03/15/18	7.000%	251,123	270,627

Government National Mortgage Association(c)(d) CMO IO Series 2010-133 Class QI
09/16/34	4.000%	1,512,154	90,810

CMO IO Series 2012-121 Class PI
09/16/42	4.500%	9,186,099	1,671,237

CMO IO Series 2012-129 Class AI
08/20/37	3.000%	12,597,471	1,854,358

CMO IO Series 2012-148 Class IP
04/20/41	3.500%	5,098,489	895,666

CMO IO Series 2012-41 Class IP
08/20/41	4.000%	16,841,489	3,151,878

CMO IO Series 2012-94 Class BI
05/20/37	4.000%	11,649,958	1,877,548

Government National Mortgage Association(c)(e)
07/01/43	3.000%	20,000,000	19,771,876

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,859,312,887)			1,815,890,132

Residential Mortgage-Backed Securities — Non-Agency 15.6%
ASG Resecuritization Trust(b)(c)(g) CMO Series 2013-2 Class 1A60
12/25/35	2.893%	5,263,000	5,263,000

CMO Series 2013-2 Class 2A70
12/25/35	2.829%	3,502,000	3,453,848

American Mortgage Trust Series 2093-3 Class 3A(b)(c)(h)(i)
07/27/23	8.188%	1,102	668

Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(c)(g)
05/25/47	4.000%	12,220,163	12,216,350

BCAP LLC Trust(b)(c)(g)(i)
07/26/37	2.520%	10,823,713	10,693,829
03/26/37	4.516%	10,184,968	10,143,617

CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	4,562,609	4,489,607

BCAP LLC Trust(b)(c)(g) CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	4,085,000	4,119,800

CMO Series 2010-RR13 Class 1A1
06/27/37	4.637%	8,465,878	7,985,604

CMO Series 2013-RR3 Class 6A5
03/26/36	3.373%	9,864,370	9,690,836

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CMO Series 2013-RR4 Class 2A1
05/26/47	2.878%	9,625,210	9,817,983
Series 2012-RR10 Class 2A1
09/26/36	5.989%	6,870,540	7,056,161
Series 2013-RR1 Class 10A1
10/26/36	3.000%	8,556,407	8,375,721

Banc of America Funding Corp.(b)(c)(g) CMO Series 2010-R4 Class 4A1
06/26/37	0.405%	116,600	115,868

CMO Series 2012-R5 Class A
10/03/39	0.454%	4,203,766	4,098,002

Banc of America Funding Trust CMO Series 2012-R4 Class A(b)(c)(g)
03/04/39	0.454%	5,932,502	5,745,921

Baron Capital Enterprises, Inc.(b)(c)(g)
07/26/36	2.612%	4,725,504	4,822,419

Bayview Opportunity Master Fund Trust IIB LP(b)(c)(g) CMO Series 2012-6NPL Class A
01/28/33	2.981%	3,731,307	3,761,158
Series 2012-4NPL Class A
07/28/32	3.475%	2,284,693	2,288,362
Series 2012-5NPL Class A
10/28/32	2.981%	4,796,617	4,796,613

CSMC Trust CMO Series 2013-7R Class 3A1(b)(c)(g)
02/26/35	0.031%	7,588,000	7,357,765

Citigroup Mortgage Loan Trust, Inc.(b)(c) CMO Series 2013-6 Class 3A1
12/25/35	3.630%	12,377,000	12,191,345

Citigroup Mortgage Loan Trust, Inc.(b)(c)(g) CMO Series 2010-7 Class 3A4
12/25/35	6.583%	300,000	300,637
CMO Series 2012-7 Class 12A1
03/25/36	2.641%	7,726,901	7,937,907
CMO Series 2013-2 Class 1A1
11/25/37	5.980%	6,984,660	7,338,663
CMO Series 2013-5 Class 3A1
08/25/37	2.844%	8,404,523	8,409,776

Citigroup Mortgage Loan Trust, Inc.(c)(g) CMO Series 2010-8 Class 5A6
11/25/36	4.000%	7,371,137	7,527,878

Comfed Savings Bank CMO Series 1987-1 Class A(b)(c)(h)
01/25/18	3.164%	3,292	3,342

Credit Suisse Mortgage Capital Certificates(b)(c) CMO Series 2012-6R Class 1A1
11/26/37	5.980%	4,954,571	4,905,487

Credit Suisse Mortgage Capital Certificates(b)(c)(g) CMO Series 2011-7R Class A1
08/28/47	1.443%	16,578,448	16,505,130
CMO Series 2012-4R Class 3A1
11/27/37	2.980%	9,620,990	9,604,696

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Credit Suisse Mortgage Capital Certificates(c)(g) CMO Series 2009-12R Class 14A1
11/27/35	5.500%	92,162	92,326

Morgan Stanley Re-Remic Trust CMO Series 2012-R3 Class 1A(b)(c)(g)
11/26/36	2.379%	10,895,082	10,895,082

NRPL Trust Series 2013-1A Class A(b)(c)(g)
08/25/57	4.000%	11,744,970	11,686,245

Nomura Resecuritization Trust CMO Series 2012-2R Class 3A1(b)(c)(g)
05/26/36	2.248%	4,671,306	4,500,947

PennyMac Loan Trust Series 2012-NPL1 Class A(b)(c)(g)
05/28/52	3.422%	3,245,851	3,202,292

RBSSP Resecuritization Trust(b)(c)(g) CMO Series 2010-9 Class 5A1
10/26/35	2.470%	3,825,090	3,927,442
CMO Series 2012-1 Class 5A2
12/27/35	5.322%	4,100,000	3,957,853

RBSSP Resecuritization Trust(b)(c)(g) CMO Series 2012-6 Class 3A1
10/26/36	0.363%	7,639,215	6,951,686

RBSSP Resecuritization Trust(c)(g) CMO Series 2009-1 Class 4A1
10/26/35	5.500%	7,706	7,735

Residential Mortgage Asset Trust Series 2012-1A Class A1(b)(c)(g)
08/26/52	2.734%	3,387,109	3,287,613

Shellpoint Asset Funding Trust CMO Series 2013-1 Class A1(c)(g)
07/25/43	3.750%	25,000,000	24,452,237

Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(b)(c)(g)
09/25/57	2.667%	1,397,408	1,424,859

WaMu Mortgage Pass-Through Certificates CMO Series 2004-AR3 Class A2(b)(c)
06/25/34	2.458%	8,596,457	8,556,338

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $284,413,454)			283,960,648

Commercial Mortgage-Backed Securities — Agency 3.6%
Federal Home Loan Mortgage Corp.(b)(c) Multifamily Structured Pass-Through Certificates Series K001 Class A2
04/25/16	5.651%	1,194,348	1,314,018

Federal Home Loan Mortgage Corp.(c) Multifamily Structured Pass-Through Certificates Series K003 Class A1
07/25/13	2.225%	154,216	154,277

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal National Mortgage Association(c)
05/01/24	5.030%	442,948	490,161
10/01/19	4.430%	1,365,702	1,516,024
10/01/19	4.420%	556,371	617,340
01/01/20	4.570%	143,083	159,848
01/01/20	4.600%	238,869	267,189
Series 2010-M4 Class A1
06/25/20	2.520%	3,714,143	3,836,791

Government National Mortgage Association(c) Series 2009-105 Class A
12/16/50	3.456%	38,414	38,582
Series 2009-63 Class A
01/16/38	3.400%	113,069	113,388
Series 2009-71 Class A
04/16/38	3.304%	1,011,885	1,027,660
Series 2010-159 Class A
01/16/33	2.159%	2,597,100	2,614,774
Series 2010-18 Class A
12/16/50	3.100%	252,202	253,738
Series 2010-49 Class A
03/16/51	2.870%	345,452	349,500
Series 2011-109 Class A
07/16/32	2.450%	6,516,281	6,609,145
Series 2011-20 Class A
04/16/32	1.883%	10,714,268	10,829,049
Series 2011-49 Class A
07/16/38	2.450%	10,308,283	10,528,169
Series 2011-53 Class A
12/16/34	2.360%	6,955,801	7,049,857
Series 2011-64 Class A
08/16/34	2.380%	3,924,906	3,950,740
Series 2012-1 Class AB
09/16/33	1.999%	3,752,421	3,788,415
Series 2012-2 Class A
06/16/31	1.862%	4,264,315	4,306,740
Series 2012-55 Class A
08/16/33	1.704%	4,920,628	4,976,005

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $63,926,143)			64,791,410

Commercial Mortgage-Backed Securities — Non-Agency 2.9%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4(b)(c)
02/13/42	4.933%	176,055	185,476

Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5(c)
10/15/41	4.733%	110,000	113,966

GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2(b)(c)
05/10/40	5.637%	31,372	31,365

GS Mortgage Securities Corp. II Series 2004-GG2 Class A6(b)(c)
08/10/38	5.396%	7,655,000	7,885,102

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4(c)(g)
02/15/46	4.717%	175,000	188,949

Morgan Stanley Capital I, Inc. Series 2003-IQ6 Class A4(c)
12/15/41	4.970%	296,326	298,230

Morgan Stanley Re-Remic Trust(b)(c)(g) Series 2009-GG10 Class A4A
08/12/45	5.982%	1,200,000	1,343,526
Series 2010-GG10 Class A4A
08/15/45	5.982%	8,300,000	9,298,955

Motel 6 Trust Series 2012-MTL6 Class A1(c)(g)
10/05/25	1.500%	4,097,581	3,989,367

ORES NPL LLC Series 2012-LV1 Class A(c)(g)
09/25/44	4.000%	3,267,569	3,266,947

RIAL(c)(g)
05/22/28	2.500%	3,907,393	3,907,393

Rialto Real Estate Fund Series 2013-LT2 Class A(c)(g)
05/22/28	2.833%	9,269,349	9,240,604

SMA 1 LLC Series 2012-LV1 Class A(c)(g)
08/20/25	3.500%	13,651,111	13,673,348

Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4(b)(c)
10/15/44	5.414%	30,411	32,695

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $54,109,669)			53,455,923

Asset-Backed Securities — Agency —%
Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	76,932	84,138

Total Asset-Backed Securities — Agency
(Cost: $76,932)			84,138

Asset-Backed Securities — Non-Agency 3.8%
Aames Mortgage Investment Trust Series 2005-3 Class A2(b)(g)
08/25/35	0.453%	2,179,453	2,111,389

Access Group, Inc. Series 2007A Class A2(b)
08/25/26	0.403%	2,119,080	2,080,534

American Credit Acceptance Receivables Trust(g) Series 2012-2 Class A
07/15/16	1.890%	3,665,356	3,675,603
Series 2012-3 Class A
11/15/16	1.640%	4,944,758	4,951,356

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Carlyle Global Market Strategies Series 2013-1A Class B(b)(g)
02/14/25	3.390%	3,600,000	3,571,852

Chesapeake Funding LLC Series 2011-2A Class A(b)(g)
04/07/24	1.443%	3,000,000	3,034,666

Encore Credit Receivables Trust Series 2005-4 Class 2A4(b)
01/25/36	0.533%	3,014,053	2,963,233

Exeter Automobile Receivables Trust Series 2012-2A Class(g)
12/15/17	2.220%	1,850,000	1,829,899

First Investors Auto Owner Trust Series 2011-2A Class A2(g)
08/15/17	2.600%	1,564,696	1,571,434

Nomad CLO Ltd. Series 2013-1A Class B(b)(g)
01/15/25	3.230%	6,000,000	5,756,712

Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(b)
07/01/21	0.774%	1,005,765	1,003,426

RAAC Series Series 2006-RP2 Class A(b)(g)
02/25/37	0.443%	3,488,513	3,334,471

Residential Asset Mortgage Products, Inc. Series 2004-RS8 Class AI4(b)
06/25/32	5.060%	82,899	83,152

SLM Student Loan Trust Series 2012-A Class A1(b)(g)
08/15/25	1.593%	1,608,961	1,625,714

Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	1,400,000	1,417,632

Sierra Receivables Funding Co. LLC Series 2010-2A Class A(g)
11/20/25	3.840%	1,098,847	1,117,586

Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1(b)
06/25/36	0.643%	1,432,271	1,424,222

SpringCastle America Funding LLC Series 2013-1A Class A(g)
04/03/21	3.750%	28,509,726	27,877,723

Total Asset-Backed Securities — Non-Agency (Cost: $69,976,241)			69,430,604

Options Purchased Calls —%
Issuer	Contracts	Exercise Price	Expiration Date	Value ($)

U.S. Treasury Bond Futures 10-year
	2,102	132.00	July 2013	32,844
	50	132.50	July 2013	781
	2,132	131.00	July 2013	66,625

Total Options Purchased Calls (Cost: $1,009,911)				100,250

Options Purchased Puts 0.5%

Put - OTC 3-Year Interest Rate Swap(j)
	1	2.25	November 2018	6,372,150

Put - OTC 5-Year Interest Rate Swap(j)
	1	4.00	August 2018	3,272,580

Total Options Purchased Puts (Cost: $5,049,500)				9,644,730

Repurchase Agreements 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tri-party TD Securities dated 06/28/2013, matures 07/01/2013 repurchase price $27,800,278 (collateralized by U.S.Treasury Note Total Market Value $28,356,005)
07/01/13	0.120%	27,800,000	27,800,000

Total Repurchase Agreements (Cost: $27,800,000)			27,800,000

Money Market Funds —%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(k)(l)		132,453	132,453

Total Money Market Funds (Cost: $132,453)			132,453

Total Investments (Cost: $2,365,807,190)			2,325,290,288

Other Assets & Liabilities, Net			(499,949,276)

Net Assets			1,825,341,012

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 5-year	(1,407)	(170,312,960)	September 2013	1,038,796	—

U.S. Treasury Note, 10-year	(1,829)	(231,482,813)	September 2013	1,759,647	—

Total				2,798,443	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2013:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association 07/01/43 3.770%	54,000,000	07/15/13	56,809,687	56,254,921

(b)	Variable rate security.

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	At June 30, 2013, investments in securities included securities valued at $3,953,542 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $363,670,962 or 19.92% of net assets.

(h)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2013 was $4,010, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust Series 2093-3 Class 3A 8.188% 07/27/23	04/27/95	1,105

Comfed Savings Bank CMO Series 1987-1 Class A 3.164% 01/25/18	05/07/07	3,214

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $25,327,721, which represents 1.39% of net assets.

(j)	Purchased swaptions outstanding at June 30, 2013:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	August 21, 2022	100,000,000	2,202,500	3,272,580

Put - OTC 3-Year Interest Rate Swap(*)	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	November 4, 2018	300,000,000	2,847,000	6,372,150

(*)	on June 30, 2013, $7,177,000 was pledged as collateral for open purchased swaptions.

(k)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	69,911,812	846,081,640	(915,860,999)	132,453	56,490	132,453

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Residential Mortgage-Backed Securities — Agency	—	1,815,890,132	—	1,815,890,132

Residential Mortgage-Backed Securities — Non-Agency	—	164,474,364	119,486,284	283,960,648

Commercial Mortgage-Backed Securities — Agency	—	64,791,410	—	64,791,410

Commercial Mortgage-Backed Securities — Non-Agency	—	49,548,530	3,907,393	53,455,923

Asset-Backed Securities —Agency	—	84,138	—	84,138

Asset-Backed Securities —Non-Agency	—	69,430,604	—	69,430,604

Total Bonds	—	2,164,219,178	123,393,677	2,287,612,855

Short-Term Securities
Repurchase Agreements	—	27,800,000	—	27,800,000

Total Short-Term Securities	—	27,800,000	—	27,800,000

Other

Options Purchased Calls	100,250	—	—	100,250

Options Purchased Puts	—	9,644,730	—	9,644,730

Money Market Funds	132,453	—	—	132,453

Total Other	232,703	9,644,730	—	9,877,433

Investments in Securities	232,703	2,201,663,908	123,393,677	2,325,290,288

Forward Sale Commitments Liability	—	(56,254,921)	—	(56,254,921)

Derivatives

Assets

Futures Contracts	2,798,443	—	—	2,798,443

Total	3,031,146	2,145,408,987	123,393,677	2,271,833,810

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage- Backed Securities – Non-Agency ($)	Commercial Mortgage- Backed Securities – Agency ($)	Total ($)
Balance as of December 31, 2012	79,150,526	—	79,150,526

Accrued discounts/premiums	67,278	—	67,278

Realized gain (loss)	116,550	—	116,550

Change in unrealized appreciation (depreciation)(a)	(1,036,782)	—	(1,036,782)

Sales	(36,919,949)	(309,607)	(37,229,556)

Purchases	100,029,633	4,217,000	104,246,633

Transfers into Level 3	—	—	—

Transfers out of Level 3	(21,920,972)	—	(21,920,972)

Balance as of June 30, 2013	119,486,284	3,907,393	123,393,677

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $942,842, which is comprised of Residential Mortgage-Backed Securities — Non-Agency.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential backed mortgage securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain residential and commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,337,874,737)	$2,297,357,835

Repurchase agreements (identified cost $27,800,000)	27,800,000

Affiliated issuers (identified cost $132,453)	132,453

Total investments (identified cost $2,365,807,190)	2,325,290,288

Cash	308,976

Receivable for:

Investments sold	81,502,831

Investments sold on a delayed delivery basis	236,933,961

Capital shares sold	325,892

Dividends	3,114

Interest	6,575,845

Variation margin	81,348

Trustees’ deferred compensation plan	18,891

Total assets	2,651,041,146

Liabilities

Forward sale commitments, at value (proceeds receivable $56,809,688)	56,254,921

Payable for:

Investments purchased	5,662,210

Investments purchased on a delayed delivery basis	761,830,337

Capital shares purchased	1,123,737

Investment management fees	502,933

Distribution and/or service fees	30,722

Transfer agent fees	84,353

Administration fees	90,107

Compensation of board members	38,536

Other expenses	63,387

Trustees’ deferred compensation plan	18,891

Total liabilities	825,700,134

Net assets applicable to outstanding capital stock	$1,825,341,012

Represented by

Paid-in capital	$1,863,605,619

Undistributed net investment income	9,952,670

Accumulated net realized loss	(11,053,584)

Unrealized appreciation (depreciation) on:

Investments	(40,516,902)

Forward sale commitments	554,766

Futures contracts	2,798,443

Total — representing net assets applicable to outstanding capital stock	$1,825,341,012

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1

Net assets	$1,543,371,918

Shares outstanding	151,346,273

Net asset value per share	$10.20

Class 2

Net assets	$29,370,325

Shares outstanding	2,883,280

Net asset value per share	$10.19

Class 3

Net assets	$252,598,769

Shares outstanding	24,756,261

Net asset value per share	$10.20

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$56,490

Interest	16,293,580

Total income	16,350,070

Expenses:

Investment management fees	3,082,477

Distribution and/or service fees

Class 2	38,868

Class 3	172,964

Transfer agent fees

Class 1	424,479

Class 2	9,328

Class 3	83,020

Administration fees	553,612

Compensation of board members	24,364

Custodian fees	20,934

Printing and postage fees	44,433

Professional fees	22,363

Other	15,573

Total expenses	4,492,415

Net investment income	11,857,655

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(7,505,785)

Futures contracts	6,885,363

Net realized loss	(620,422)

Net change in unrealized appreciation (depreciation) on:

Investments	(51,872,266)

Forward sale commitments	554,766

Futures contracts	2,418,199

Net change in unrealized appreciation (depreciation)	(48,899,301)

Net realized and unrealized loss	(49,519,723)

Net decrease in net assets from operations	$(37,662,068)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$11,857,655	$11,537,365

Net realized gain (loss)	(620,422)	10,386,148

Net change in unrealized appreciation (depreciation)	(48,899,301)	(799,460)

Net increase (decrease) in net assets resulting from operations	(37,662,068)	21,124,053

Distributions to shareholders

Net investment income

Class 1	(11,701,972)	(8,451,671)

Class 2	(147,448)	(251,133)

Class 3	(1,591,851)	(2,914,514)

Total distributions to shareholders	(13,441,271)	(11,617,318)

Increase (decrease) in net assets from capital stock activity	296,253,892	337,880,249

Total increase in net assets	245,150,553	347,386,984

Net assets at beginning of period	1,580,190,459	1,232,803,475

Net assets at end of period	$1,825,341,012	$1,580,190,459

Undistributed net investment income	$9,952,670	$11,536,286

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	34,239,755	358,291,388	52,822,495	552,322,207

Distributions reinvested	1,147,252	11,701,971	814,227	8,451,671

Redemptions	(2,596,506)	(27,215,818)	(17,082,761)	(179,127,241)

Net increase	32,790,501	342,777,541	36,553,961	381,646,637

Class 2 shares

Subscriptions	274,759	2,866,178	744,725	7,769,564

Distributions reinvested	14,470	147,448	24,217	251,133

Redemptions	(501,631)	(5,229,016)	(931,660)	(9,715,414)

Net decrease	(212,402)	(2,215,390)	(162,718)	(1,694,717)

Class 3 shares

Subscriptions	175,484	1,834,462	2,011,387	21,026,156

Distributions reinvested	155,911	1,591,851	280,511	2,914,514

Redemptions	(4,570,071)	(47,734,572)	(6,314,352)	(66,012,341)

Net decrease	(4,238,676)	(44,308,259)	(4,022,454)	(42,071,671)

Total net increase	28,339,423	296,253,892	32,368,789	337,880,249

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.49		$10.43		$10.38		$10.30

Income from investment operations:

Net investment income	0.07		0.10		0.10		0.07

Net realized and unrealized gain (loss)	(0.28)		0.08		0.06		0.12

Total from investment operations	(0.21)		0.18		0.16		0.19

Less distributions to shareholders:

Net investment income	(0.08)		(0.12)		(0.11)		(0.11)

Total distributions to shareholders	(0.08)		(0.12)		(0.11)		(0.11)

Net asset value, end of period	$10.20		$10.49		$10.43		$10.38

Total return	(2.02%)		1.69%		1.51%		1.83%

Ratios to average net assets(b)

Total gross expenses	0.50	%(c)	0.50%		0.55%		0.63	%(c)

Total net expenses(d)	0.50	%(c)	0.50%		0.55%		0.63	%(c)

Net investment income	1.41	%(c)	0.92%		1.01%		1.09	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,543,372		$1,243,687		$854,906		$733,781

Portfolio turnover	230	%(e)	238	%(e)	92	%(e)	323	%(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 95% for the six months ended June 30, 2013 and 109%, 66% and 203% for the years ended December 31, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.46		$10.39		$10.36		$10.30

Income from investment operations:

Net investment income	0.06		0.07		0.08		0.05

Net realized and unrealized gain (loss)	(0.28)		0.08		0.04		0.11

Total from investment operations	(0.22)		0.15		0.12		0.16

Less distributions to shareholders:

Net investment income	(0.05)		(0.08)		(0.09)		(0.10)

Total distributions to shareholders	(0.05)		(0.08)		(0.09)		(0.10)

Net asset value, end of period	$10.19		$10.46		$10.39		$10.36

Total return	(2.09%)		1.47%		1.21%		1.59%

Ratios to average net assets(b)

Total gross expenses	0.75	%(c)	0.75%		0.76%		0.89	%(c)

Total net expenses(d)	0.75	%(c)	0.75%		0.76%		0.89	%(c)

Net investment income	1.13	%(c)	0.65%		0.81%		0.75	%(c)

Supplemental data

Net assets, end of period (in thousands)	$29,370		$32,395		$33,867		$1,985

Portfolio turnover	230	%(e)	238	%(e)	92	%(e)	323	%(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 95% for the six months ended June 30, 2013 and 109%, 66% and 203% for the years ended December 31, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$10.49		$10.42		$10.37		$10.17		$9.95		$10.23

Income from investment operations:

Net investment income	0.06		0.08		0.09		0.12		0.21		0.32

Net realized and unrealized gain (loss)	(0.29)		0.09		0.05		0.18		0.33		(0.58)

Total from investment operations	(0.23)		0.17		0.14		0.30		0.54		(0.26)

Less distributions to shareholders:

Net investment income	(0.06)		(0.10)		(0.09)		(0.10)		(0.32)		(0.02)

Total distributions to shareholders	(0.06)		(0.10)		(0.09)		(0.10)		(0.32)		(0.02)

Net asset value, end of period	$10.20		$10.49		$10.42		$10.37		$10.17		$9.95

Total return	(2.15%)		1.62%		1.38%		3.00%		5.53%		(2.64%)

Ratios to average net assets(a)

Total gross expenses	0.62	%(b)	0.63%		0.68%		0.76%		0.76%		0.79%

Total net expenses(c)	0.62	%(b)	0.63%		0.68%		0.76%		0.76%		0.79%

Net investment income	1.25	%(b)	0.78%		0.87%		1.15%		2.12%		3.19%

Supplemental data

Net assets, end of period (in thousands)	$252,599		$304,109		$344,031		$417,768		$519,208		$503,080

Portfolio turnover	230	%(d)	238	%(d)	92	%(d)	323	%(d)	428	%(d)	314	%(d)

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 95% for the six months ended June 30, 2013 and 109%, 66%, 203%, 350% and 190% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), formerly Columbia Variable Portfolio – Short Duration U.S. Government Fund, a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

22	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S.

bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated

Semiannual Report 2013	23

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. In the event of a bankruptcy or insolvency of a futures commission merchant that holds the margin on behalf of the Fund, the Fund may not be entitled to the return of all of the margin owed to the Fund, resulting in a loss. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to hedge interest rate volatility. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Swaption Contracts

The Fund entered into swaption contracts. Swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into a

24	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

swap contract on a future date. The Fund purchased or wrote swaption contracts to manage exposure to fluctuations in interest rates or hedge the fair value of other Fund investments or as part of an investment strategy. These instruments may be used for other purposes in future periods. If a call swaption is exercised, the purchaser will enter into a swap contract to receive the fixed rate and pay a floating rate in exchange. Exercising a put swaption would entitle the purchaser to pay a fixed rate and receive a floating rate. Changes in the value of a purchased swaption are reported as unrealized appreciation or depreciation on investments in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the swaption contract expires or is closed.

When the Fund writes a swaption, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the swaption written. Premiums received from writing swaptions that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Offsetting of Derivative Assets and Derivative Liabilities

The following table presents the Fund’s gross and net amount of assets available for offset under netting arrangements as well as any related collateral received by the Fund as of June 30, 2013.

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)

Asset Derivatives:
Options Purchased Calls(c)	100,250	—	100,250	—	—	—	100,250
Options Purchased Puts(c)	9,644,730	—	9,644,730	—	6,372,150	—	3,272,580
Total asset derivatives	9,744,980	—	9,744,980	—	6,372,150	—	3,372,830

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b)	Represents the net amount due from counterparties in the event of default.
(c)	Purchased options are included within investments at value on the Statements of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Investments at value — unaffiliated issuers (for purchased options)	9,744,980
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,798,443	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2013	25

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate risk	6,885,363	475,291	7,360,654
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate risk	2,418,199	4,696,629	7,114,828

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	10,854
Options contracts	13

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The following table presents the Fund’s gross and net amount of assets available for offset under a netting arrangement for repurchase agreements as well as the related collateral received by the Fund as of June 30, 2013:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments(1) ($)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount(2) ($)
Repurchase agreements	27,800,000	—	27,800,000	—	27,800,000	—	—

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(2)	Represents the net amount due from counterparties in the event of default.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Forward Sale Commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will

26	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any

Semiannual Report 2013	27

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.36% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were $3,244.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	0.600%	0.590%
Class 2	0.850	0.840
Class 3	0.725	0.715

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction

28	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $2,365,807,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,497,000
Unrealized depreciation	(54,014,000)
Net unrealized depreciation	$(40,517,000)

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	6,657,278

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $5,294,488,191 and $4,889,766,945, respectively, for the six months ended June 30, 2013, of which $6,596,223,988 and $6,260,136,407, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 97.6% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of

Semiannual Report 2013	29

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

$10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — U.S. Government Mortgage Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including

Semiannual Report 2013	31

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Approval of Investment Management Services Agreement (continued)

the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

32	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Shareholder Meeting Results

(Unaudited)

Special Meeting of Shareholders Held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the “Meeting”), shareholders of the Fund approved the conversion of the Fund’s investment objective from “fundamental” to “non-fundamental” and therefore subject to change without shareholder approval. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on the total number of Fund shares outstanding as of the record date for the Meeting.

Votes For	Votes Against	Abstentions	Broker Non-Votes
146,349,459	1,957,140	2,176,608	0

Semiannual Report 2013	33

Columbia Variable Portfolio – U.S. Government Mortgage Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

34	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report 2013	35

Columbia Variable Portfolio – U.S. Government Mortgage Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

36	Semiannual Report 2013

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	37

Columbia Variable Portfolio – U.S. Government Mortgage Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6491 D (8/13)

Semiannual Report June 30, 2013

Portfolio Navigator Funds

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Aggressive Portfolio

Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable contracts and variable life insurance policies offered by the separate accounts of affiliated insurance companies. Please contact your financial advisor or insurance representative for more information.

Portfolio Navigator Funds

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Conservative Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Conservative Portfolio (the Fund) Class 2 shares returned 0.26% for the six months ended June 30, 2013.

>	The Fund outperformed its bond benchmark, the Barclays U.S. Aggregate Bond Index, which returned -2.44% for the same six-month period.

>	The Fund’s Blended Index returned 0.18% during the same six-month period.

>	The Russell 3000 Index, the Fund’s domestic equity benchmark, returned 14.06% during the same six-month period.

>	The Citigroup 3-Month U.S. Treasury Bill Index, returned 0.03% during the same six-month period.

>	The MSCI All Country World Index ex-U.S. (Gross), returned 0.27% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	0.26	3.82	5.29
Class 4	05/07/10	0.26	3.82	5.29
Barclays U.S. Aggregate Bond Index		-2.44	-0.69	3.98
Blended Index		0.18	3.16	5.06	*
Russell 3000 Index		14.06	21.46	15.04
Citigroup 3-Month U.S. Treasury Bill Index		0.03	0.08	0.09	*
MSCI All Country World Index ex-U.S. (Gross)		0.27	14.14	7.30

*	Return from 04/30/10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: bonds — Barclays U.S. Aggregate Bond Index (70%); domestic equity — Russell 3000 Index (14%); cash — Citigroup 3-Month U.S. Treasury Bill Index (10%); and international equity — MSCI All Country World Index ex-U.S. (Gross) (6%).

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

The MSCI All Country World Index ex-U.S. (Gross), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Alternative Investment Funds	2.0
Equity Funds	17.7
Global Real Estate	0.3
International	3.4
U.S. Large Cap	10.1
U.S. Mid Cap	2.7
U.S. Small Cap	1.2
Fixed-Income Funds	74.7
Emerging Markets	0.6
Floating Rate	1.8
Global Bond	1.7
High Yield	1.0
Inflation Protected Securities	6.1
Investment Grade	62.1
Multisector	1.4
Money Market Funds	5.6
Total	100.0

Percentages indicated are based upon total investments.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Semiannual Report 2013	3

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Moderately Conservative Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Moderately Conservative Portfolio (the Fund) Class 2 shares returned 1.76% for the six months ended June 30, 2013.

>	The Fund outperformed its bond benchmark, the Barclays U.S. Aggregate Bond Index, which returned -2.44% for the same six-month period.

>	The Fund’s Blended Index returned 1.86% during the same six-month period.

>	The Russell 3000 Index, the Fund’s domestic equity benchmark, returned 14.06% during the same six-month period.

>	The MSCI All Country World Index ex-U.S. (Gross), returned 0.27% during the same six-month period.

>	The Citigroup 3-Month U.S. Treasury Bill Index, returned 0.03% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	1.76	6.21	6.39
Class 4	05/07/10	1.76	6.29	6.47
Barclays U.S. Aggregate Bond Index		-2.44	-0.69	3.98
Blended Index		1.86	6.02	6.23	*
Russell 3000 Index		14.06	21.46	15.04
MSCI All Country World Index ex-U.S. (Gross)		0.27	14.14	7.30
Citigroup 3-Month U.S. Treasury Bill Index		0.03	0.08	0.09	*

*	Return from 04/30/10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: bonds — Barclays U.S. Aggregate Bond Index (60%); domestic equity — Russell 3000 Index (24.5%); international equity — MSCI All Country World Index ex-U.S. (Gross) (10.5%); and cash — Citigroup 3-Month U.S. Treasury Bill Index (5%).

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index ex-U.S. (Gross), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

4	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Moderately Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Alternative Investment Funds	2.3
Equity Funds	32.5
Global Real Estate	0.5
International	7.7
U.S. Large Cap	17.3
U.S. Mid Cap	4.7
U.S. Small Cap	2.3
Fixed-Income Funds	63.6
Emerging Markets	0.8
Floating Rate	1.4
Global Bond	1.6
High Yield	0.7
Inflation Protected Securities	6.2
Investment Grade	51.7
Multisector	1.2
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Semiannual Report 2013	5

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Moderate Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Moderate Portfolio (the Fund) Class 2 shares returned 3.43% for the six months ended June 30, 2013.

>	The Fund outperformed its bond benchmark, the Barclays U.S. Aggregate Bond Index, which returned -2.44% for the same six-month period.

>	The Fund’s Blended Index returned 3.56% during the same six-month period.

>	The Russell 3000 Index, the Fund’s domestic equity benchmark, returned 14.06% during the same six-month period.

>	The MSCI All Country World Index ex-U.S. (Gross), returned 0.27% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	3.43	9.14	7.81
Class 4	05/07/10	3.51	9.12	7.87
Barclays U.S. Aggregate Bond Index		-2.44	-0.69	3.98
Blended Index		3.56	8.94	8.63
Russell 3000 Index		14.06	21.46	15.04
MSCI All Country World Index ex-U.S. (Gross)		0.27	14.14	7.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: bonds — Barclays U.S. Aggregate Bond Index (50%); domestic equity — Russell 3000 Index (35%); international equity — MSCI All Country World Index ex-U.S. (Gross) (15%).

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index ex-U.S. (Gross), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

6	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Moderate Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Alternative Investment Funds	2.9
Equity Funds	48.3
Global Real Estate	0.8
International	11.5
U.S. Large Cap	24.6
U.S. Mid Cap	7.8
U.S. Small Cap	3.6
Fixed-Income Funds	48.8
Emerging Markets	1.0
Floating Rate	1.5
Global Bond	1.7
High Yield	1.9
Inflation Protected Securities	5.0
Investment Grade	35.2
Multisector	2.5
Money Market Funds	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments.

(a)	Rounds to zero.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Semiannual Report 2013	7

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Moderately Aggressive Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Moderately Aggressive Portfolio (the Fund) Class 2 shares returned 5.25% for the six months ended June 30, 2013.

>	The Russell 3000 Index, the Fund’s domestic equity benchmark, returned 14.06% during the same six-month period.

>	The Fund’s Blended Index returned 5.40% during the same six-month period.

>	The Fund outperformed its bond benchmark, the Barclays U.S. Aggregate Bond Index, which returned -2.44% for the same six-month period.

>	The MSCI All Country World Index ex-U.S. (Gross), returned 0.27% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	5.25	11.75	8.81
Class 4	05/07/10	5.24	11.73	8.86
Russell 3000 Index		14.06	21.46	15.04
Blended Index		5.40	11.97	9.92
Barclays U.S. Aggregate Bond Index		-2.44	-0.69	3.98
MSCI All Country World Index ex-U.S. (Gross)		0.27	14.14	7.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index (45.5%); bonds — Barclays U.S. Aggregate Bond Index (35%); and international equity — MSCI All Country World Index ex-U.S. (Gross) (19.5%).

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The MSCI All Country World Index ex-U.S. (Gross), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

8	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Moderately Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Alternative Investment Funds	3.0
Equity Funds	63.1
Global Real Estate	1.0
International	15.4
U.S. Large Cap	32.4
U.S. Mid Cap	9.3
U.S. Small Cap	5.0
Fixed-Income Funds	33.9
Emerging Markets	0.7
Floating Rate	1.5
Global Bond	1.7
High Yield	1.3
Inflation Protected Securities	3.5
Investment Grade	23.5
Multisector	1.7
Money Market Funds	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments.

(a)	Rounds to zero.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Semiannual Report 2013	9

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Aggressive Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Aggressive Portfolio (the Fund) Class 2 shares returned 6.91% for the six months ended June 30, 2013.

>	The Russell 3000 Index, the Fund’s domestic equity benchmark, returned 14.06% during the same six-month period.

>	The Fund’s Blended Index returned 7.27% during the same six-month period.

>	The MSCI All Country World Index ex-U.S. (Gross), returned 0.27% during the same six-month period.

>	The Fund outperformed its bond benchmark, the Barclays U.S. Aggregate Bond Index, which returned -2.44% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	6.91	14.36	9.83
Class 4	05/07/10	6.90	14.33	9.88
Russell 3000 Index		14.06	21.46	15.04
Blended Index		7.27	15.07	11.17
MSCI All Country World Index ex-U.S. (Gross)		0.27	14.14	7.30
Barclays U.S. Aggregate Bond Index		-2.44	-0.69	3.98

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index (56%); international equity — MSCI All Country World Index ex-U.S. (Gross) (24%) and bonds — Barclays U.S. Aggregate Bond Index (20%).

The MSCI All Country World Index ex-U.S. (Gross), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

10	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Alternative Investment Funds	3.2
Equity Funds	77.8
Global Real Estate	1.0
International	18.9
U.S. Large Cap	39.4
U.S. Mid Cap	12.6
U.S. Small Cap	5.9
Fixed-Income Funds	19.0
Emerging Markets	0.6
Floating Rate	1.7
Global Bond	1.4
High Yield	1.0
Inflation Protected Securities	1.9
Investment Grade	10.5
Multisector	1.9
Money Market Funds	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments.

(a)	Rounds to zero.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Semiannual Report 2013	11

Portfolio Navigator Funds

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

12	Semiannual Report 2013

Portfolio Navigator Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual

Variable Portfolio – Conservative Portfolio
Class 2	1,000.00	1,000.00	1,002.60	1,023.20	1.33	1.34	0.27	4.32	4.37	0.88
Class 4	1,000.00	1,000.00	1,002.60	1,023.20	1.33	1.34	0.27	4.32	4.37	0.88

Variable Portfolio – Moderately Conservative Portfolio
Class 2	1,000.00	1,000.00	1,017.60	1,023.20	1.34	1.34	0.27	4.75	4.76	0.96
Class 4	1,000.00	1,000.00	1,017.60	1,023.20	1.34	1.34	0.27	4.75	4.76	0.96

Variable Portfolio – Moderate Portfolio
Class 2	1,000.00	1,000.00	1,034.30	1,023.20	1.35	1.34	0.27	4.99	4.96	1.00
Class 4	1,000.00	1,000.00	1,035.10	1,023.20	1.35	1.34	0.27	4.99	4.96	1.00

Variable Portfolio – Moderately Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,052.50	1,023.20	1.36	1.34	0.27	5.18	5.11	1.03
Class 4	1,000.00	1,000.00	1,052.40	1,023.20	1.36	1.34	0.27	5.18	5.11	1.03

Variable Portfolio – Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,069.10	1,023.20	1.37	1.34	0.27	5.43	5.31	1.07
Class 4	1,000.00	1,000.00	1,069.00	1,023.20	1.37	1.34	0.27	5.43	5.31	1.07

Expenses paid during the period are equal to each Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and each Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Semiannual Report 2013	13

Portfolio Navigator Funds

Portfolio of Investments

Variable Portfolio – Conservative Portfolio

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 17.7%
	Shares	Value ($)
Global Real Estate 0.3%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	701,738	8,034,897

International 3.4%
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	740,728	9,073,921

Variable Portfolio — DFA International Value Fund, Class 1(a)	760,804	7,356,977

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	2,427,023	28,274,813

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	903,905	10,702,236

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	2,075,238	22,931,376

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	2,344,159	22,503,927

Total		100,843,250

U.S. Large Cap 10.1%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	2,752,640	44,647,824

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	2,498,972	21,791,037

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	237,084	6,242,431

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	583,410	8,056,883

Variable Portfolio — American Century Growth Fund, Class 1(a)(b)	1,646,035	23,209,098

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	662,979	10,156,832

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	2,689,407	39,776,334

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	3,446,183	50,279,805

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	2,567,455	38,614,521

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	1,792,765	25,815,821

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	2,749,681	33,381,123

Total		301,971,709

Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 2.7%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	2,141,379	26,017,756

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)(b)	1,084	16,545

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	689,113	9,695,816

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	1,309,694	19,317,993

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	1,981,601	27,702,784

Total		82,750,894

U.S. Small Cap 1.2%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	603,480	9,293,595

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	1,466,243	28,166,536

Total		37,460,131

Total Equity Funds
(Cost: $446,719,640)		531,060,881

Fixed-Income Funds 74.7%
Emerging Markets 0.6%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	1,959,106	18,964,143

Floating Rate 1.8%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	5,402,538	52,566,689

Global Bond 1.7%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)	4,637,985	49,626,441

High Yield 1.0%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	3,625,451	30,091,243

Inflation Protected Securities 6.1%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)(b)	20,583,999	181,962,555

Investment Grade 62.1%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)(b)	24,026,987	230,659,070

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2013 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	11,877,354	118,773,538

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	23,207,601	238,806,209

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	19,795,979	201,918,989

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	34,099,616	360,091,944

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	34,017,883	361,269,922

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1(a)	11,838,675	118,505,140

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	22,874,059	231,027,998

Total		1,861,052,810

Multisector 1.4%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	4,630,421	42,553,571

Total Fixed-Income Funds
(Cost: $2,284,863,043)		2,236,817,452

Alternative Investment Funds 2.0%
	Shares	Value ($)
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	306,970	2,814,912

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	731,834	7,501,299

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	4,010,313	40,103,126

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	1,029,262	8,759,023

Total Alternative Investment Funds
(Cost: $60,038,680)		59,178,360

Money Market Funds 5.6%

Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.013%(a)(c)	167,854,548	167,854,548

Total Money Market Funds
(Cost: $167,854,548)		167,854,548

Total Investments
(Cost: $2,959,475,911)		2,994,911,241

Other Assets and Liabilities		(22,182)

Net Assets		2,994,889,059

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Cash Management Fund, Class 1	198,169,234	9,040	(30,323,726)	—	167,854,548	—	9,024	167,854,548

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	—	3,000,000	—	—	3,000,000	—	—	2,814,912

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	14,847,058	9,106,143	(1,625,945)	287,165	22,614,421	—	—	26,017,756

Columbia Variable Portfolio — Core Bond Fund, Class 1	—	234,000,000	—	—	234,000,000	—	—	230,659,070

Columbia Variable Portfolio — Diversified Bond Fund, Class 1	354,327,308	10,783,070	(235,209,984)	(55,682)	129,844,712	5,285,065	5,445,369	118,773,538

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	41,434,067	8,000,000	(19,410,891)	6,552,514	36,575,690	—	—	44,647,824

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	32,136,453	870,358	(14,750,851)	838,827	19,094,787	120,905	749,453	18,964,143

Columbia Variable Portfolio — Global Bond Fund, Class 1	81,311,050	3,951,775	(31,513,234)	1,307,760	55,057,351	359,247	3,519,377	49,626,441

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	39,940,109	7,833,064	(12,027,009)	(506,800)	35,239,364	3,286,939	4,546,125	30,091,243

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	22,912,287	(1,810,934)	101,389	21,202,742	—	—	21,791,037

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	6,306,144	(35,268)	949	6,271,825	—	—	6,242,431

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	258,936,755	8,500,231	(31,728,826)	2,200,454	237,908,614	2,779,982	5,683,330	238,806,209

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	6,997,748	—	(8,155,612)	1,172,634	14,770	—	—	16,545

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	18,145,431	5,000,000	(20,344,545)	5,711,436	8,512,322	—	—	9,695,816

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	26,275,812	8,212,287	(30,027,146)	3,539,047	8,000,000	—	—	8,056,883

Columbia Variable Portfolio — Strategic Income Fund, Class 1	53,262,017	—	(16,025,784)	2,208,250	39,444,483	—	—	42,553,571

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	182,310,562	32,918,990	(9,087,392)	133,815	206,275,975	—	1,532,173	201,918,989

Variable Portfolio — American Century Diversified Bond Fund, Class 1	406,293,037	16,232,343	(62,754,164)	5,093,090	364,864,306	6,813,888	7,253,332	360,091,944

Variable Portfolio — American Century Growth Fund, Class 1	38,670,191	6,000,000	(35,156,447)	9,904,889	19,418,633	—	—	23,209,098

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	9,178,428	595,363	(2,469,652)	154,821	7,458,960	59,838	292,396	7,501,299

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	234,318,351	6,294,759	(46,100,992)	(186,461)	194,325,657	6,201,042	—	181,962,555

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	10,065,743	371,586	(2,487,319)	42,224	7,992,234	155,979	215,607	9,073,921

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	15,528,721	3,000,000	(13,833,840)	3,563,912	8,258,793	—	—	10,156,832

Variable Portfolio — DFA International Value Fund, Class 1	36,960,164	3,202,785	(36,651,218)	3,450,541	6,962,272	—	202,785	7,356,977

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	96,109,164	2,751,508	(49,152,077)	3,367,664	53,076,259	429,821	2,321,686	52,566,689

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1	42,566,827	—	(3,068,970)	50,565	39,548,422	—	—	40,103,126

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	12,538,534	5,065,554	(6,643,821)	(928,969)	10,031,298	—	—	8,759,023

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	39,620,584	2,000,000	(14,700,795)	4,540,469	31,460,258	—	—	39,776,334

Variable Portfolio — Invesco International Growth Fund, Class 1	39,789,417	4,830,399	(19,892,124)	1,710,258	26,437,950	347,940	482,459	28,274,813

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	395,276,327	9,262,725	(48,165,409)	3,533,469	359,907,112	654,260	7,979,638	361,269,922

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	26,089,594	6,000,000	(21,849,483)	6,056,134	16,296,245	—	—	19,317,993

Variable Portfolio — MFS Value Fund, Class 1	43,008,277	8,000,000	(19,532,782)	7,019,007	38,494,502	—	—	50,279,805

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	13,323,359	586,746	(4,100,199)	420,757	10,230,663	258,638	328,108	10,702,236

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	16,547,984	1,465,120	(11,862,859)	2,263,979	8,414,224	324,754	640,366	8,034,897

Variable Portfolio — NFJ Dividend Value Fund, Class 1	42,323,785	1,000,000	(22,828,425)	8,623,205	29,118,565	—	—	38,614,521

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	40,614,313	8,000,000	(35,144,455)	8,481,118	21,950,976	—	—	25,815,821

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	10,837,844	—	(5,242,504)	1,309,654	6,904,994	—	—	9,293,595

Variable Portfolio — Partners Small Cap Value Fund, Class 1	33,836,937	—	(17,848,334)	4,685,466	20,674,069	—	—	28,166,536

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	138,080,844	2,762,046	(18,829,120)	359,214	122,372,984	1,742,000	995,123	118,505,140

Variable Portfolio — Pyramis® International Equity Fund, Class 1	35,259,562	1,142,349	(17,441,499)	1,512,479	20,472,891	592,420	549,929	22,931,376

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Variable Portfolio — Pyrford International Equity Fund, Class 1	—	23,042,957	—	—	23,042,957	—	42,957	22,503,927

Variable Portfolio — Sit Dividend Growth Fund, Class 1	21,754,901	9,106,144	(3,784,339)	1,023,377	28,100,083	—	—	33,381,123

Variable Portfolio — Victory Established Value Fund, Class 1	27,895,613	—	(12,552,629)	3,954,578	19,297,562	—	—	27,702,784

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	191,073,514	54,892,015	(12,878,650)	364,559	233,451,438	1,856,975	2,080,019	231,027,998

Total	3,325,655,619	537,007,788	(1,007,049,253)	103,861,757	2,959,475,911	31,269,693	44,869,256	2,994,911,241

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	531,060,881	—	—	531,060,881

Fixed-Income Funds	2,236,817,452	—	—	2,236,817,452

Alternative Investment Funds	59,178,360	—	—	59,178,360

Money Market Funds	167,854,548	—	—	167,854,548

Total Mutual Funds	2,994,911,241	—	—	2,994,911,241

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Portfolio Navigator Funds

Portfolio of Investments

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 32.5%
	Shares	Value ($)
Global Real Estate 0.5%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	2,936,315	33,620,809

International 7.7%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	1,824,093	27,014,818

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	3,867,841	47,381,058

Variable Portfolio — DFA International Value Fund, Class 1(a)	6,858,278	66,319,552

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	11,367,180	132,427,642

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	3,201,030	37,900,192

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	8,365,282	92,436,364

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	8,508,469	81,681,302

Total		485,160,928

U.S. Large Cap 17.3%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	10,203,470	165,500,285

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	8,650,175	75,429,523

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	724,640	19,079,763

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	2,398,220	33,119,417

Variable Portfolio — American Century Growth Fund, Class 1(a)(b)	7,020,426	98,988,010

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	3,767,502	57,718,137

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	7,557,156	111,770,338

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	11,383,248	166,081,589

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	9,919,216	149,185,003

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	7,446,775	107,233,561

Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	8,334,075	101,175,670

Total		1,085,281,296

U.S. Mid Cap 4.7%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	5,782,770	70,260,652

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)(b)	749,341	11,434,944

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	3,243,264	45,632,726

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	5,954,415	87,827,621

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	5,700,507	79,693,092

Total		294,849,035

U.S. Small Cap 2.3%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	2,803,413	43,172,554

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	5,317,261	102,144,593

Total		145,317,147

Total Equity Funds (Cost: $1,583,406,275)		2,044,229,215

Fixed-Income Funds 63.6%
Emerging Markets 0.8%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	5,115,598	49,518,988

Floating Rate 1.4%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	8,898,059	86,578,118

Global Bond 1.6%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)	9,486,748	101,508,204

High Yield 0.7%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	5,667,286	47,038,470

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2013 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Inflation Protected Securities 6.2%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)(b)	44,119,219	390,013,895

Investment Grade 51.7%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)(b)	36,108,077	346,637,541

Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	24,690,684	246,906,836

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	48,900,577	503,186,938

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	26,935,625	274,743,373

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	54,735,533	578,007,230

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	52,740,273	560,101,702

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1(a)	31,282,257	313,135,388

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	42,551,788	429,773,063

Total		3,252,492,071

Multisector 1.2%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	8,305,660	76,329,011

Total Fixed-Income Funds
(Cost: $4,072,195,266)		4,003,478,757

Alternative Investment Funds 2.3%
	Shares	Value ($)
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	715,359	6,559,845

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	3,482,810	35,698,804

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	6,537,145	65,371,451

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	4,776,996	40,652,231

Total Alternative Investment Funds
(Cost: $153,651,533)		148,282,331

Money Market Funds 1.6%

Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.013%(a)(c)	101,270,419	101,270,419

Total Money Market Funds
(Cost: $101,270,419)		101,270,419

Total Investments
(Cost: $5,910,523,493)		6,297,260,722

Other Assets and Liabilities		(28,139)

Net Assets		6,297,232,583

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Cash Management Fund, Class 1	125,978,390	5,346	(24,713,317)	—	101,270,419	—	5,325	101,270,419

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	—	7,000,000	—	—	7,000,000	—	—	6,559,845

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	49,126,943	15,000,000	(6,742,813)	1,298,987	58,683,117	—	—	70,260,652

Columbia Variable Portfolio — Core Bond Fund, Class 1	—	352,000,000	—	—	352,000,000	—	—	346,637,541

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	510,059,393	34,123,494	(271,375,601)	(2,962,454)	269,844,832	10,764,126	11,090,618	246,906,836

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	127,419,151	21,000,000	(38,849,728)	12,006,083	121,575,506	—	—	165,500,285

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	60,347,704	2,118,081	(12,756,601)	467,526	50,176,710	311,495	1,806,586	49,518,988

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	31,108,167	226,571	(5,783,413)	789,017	26,340,342	—	163,191	27,014,818

Columbia Variable Portfolio — Global Bond Fund, Class 1	114,511,631	7,172,708	(12,909,845)	(99,298)	108,675,196	712,308	6,392,309	101,508,204

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	58,093,061	12,271,160	(13,379,888)	(2,171,548)	54,812,785	5,149,286	7,121,874	47,038,470

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	73,957,539	(1,070,422)	57,206	72,944,323	—	—	75,429,523

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	20,285,846	(802,816)	20,273	19,503,303	—	—	19,079,763

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	501,395,766	19,885,458	(26,632,027)	1,809,016	496,458,213	5,851,848	11,963,380	503,186,938

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	18,884,828	—	(10,562,942)	1,390,518	9,712,404	—	—	11,434,944

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	59,425,390	—	(39,838,225)	11,221,292	30,808,457	—	—	45,632,726

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	43,164,214	—	(24,651,374)	5,603,401	24,116,241	—	—	33,119,417

Columbia Variable Portfolio — Strategic Income Fund, Class 1	56,391,333	15,085,848	(111,411)	15,335	71,381,105	—	—	76,329,011

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	262,159,736	18,426,539	(474,963)	8,022	280,119,334	—	2,084,769	274,743,373

Variable Portfolio — American Century Diversified Bond Fund, Class 1	572,457,646	29,295,503	(25,954,886)	1,201,572	576,999,835	11,108,245	11,824,643	578,007,230

Variable Portfolio — American Century Growth Fund, Class 1	120,308,474	—	(72,805,977)	22,708,690	70,211,187	—	—	98,988,010

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	33,956,250	1,646,789	(58,637)	3,034	35,547,436	279,758	1,367,031	35,698,804

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	447,426,814	13,188,652	(40,876,922)	139,187	419,877,731	13,184,311	—	390,013,895

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	52,245,677	2,182,293	(17,997,989)	3,734,497	40,164,478	820,992	1,322,156	47,381,058

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	49,046,886	—	(16,558,336)	5,658,860	38,147,410	—	—	57,718,137

Variable Portfolio — DFA International Value Fund, Class 1	125,087,785	1,602,523	(72,088,183)	7,326,172	61,928,297	—	1,531,708	66,319,552

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	88,413,175	4,469,466	(7,260,345)	536,146	86,158,442	698,189	3,771,277	86,578,118

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1	64,758,110	—	(117,275)	1,399	64,642,234	—	—	65,371,451

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	35,416,554	19,710,846	(7,622,061)	(1,043,476)	46,461,863	—	—	40,652,231

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	122,960,124	—	(60,683,577)	17,306,521	79,583,068	—	—	111,770,338

Variable Portfolio — Invesco International Growth Fund, Class 1	156,905,701	4,005,628	(57,984,318)	12,097,414	115,024,425	1,630,548	2,284,239	132,427,642

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	555,072,533	30,383,639	(34,407,976)	2,028,630	553,076,826	1,033,277	12,602,294	560,101,702

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	74,905,190	—	(22,112,009)	7,484,988	60,278,169	—	—	87,827,621

Variable Portfolio — MFS Value Fund, Class 1	130,946,396	8,000,000	(40,766,441)	13,848,716	112,028,671	—	—	166,081,589

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	37,487,468	2,058,464	(7,672,862)	1,798,528	33,671,598	910,224	1,079,313	37,900,192

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	40,063,293	4,557,990	(20,358,571)	6,004,469	30,267,181	1,358,882	2,679,515	33,620,809

Variable Portfolio — NFJ Dividend Value Fund, Class 1	126,710,722	—	(44,911,152)	16,178,649	97,978,219	—	—	149,185,003

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	125,328,935	8,000,000	(74,372,859)	24,078,987	83,035,063	—	—	107,233,561

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	35,507,446	—	(10,870,373)	4,126,311	28,763,384	—	—	43,172,554

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Variable Portfolio — Partners Small Cap Value Fund, Class 1	98,430,167	—	(39,602,353)	11,393,854	70,221,668	—	—	102,144,593

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	319,975,048	7,181,292	(6,069,583)	68,743	321,155,500	4,525,561	2,585,241	313,135,388

Variable Portfolio — Pyramis® International Equity Fund, Class 1	99,786,920	4,480,002	(28,505,010)	5,820,618	81,582,530	2,386,121	2,053,161	92,436,364

Variable Portfolio — Pyrford International Equity Fund, Class 1	—	84,155,917	—	—	84,155,917	—	155,917	81,681,302

Variable Portfolio — Sit Dividend Growth Fund, Class 1	66,472,829	12,000,000	(2,300,143)	592,710	76,765,396	—	—	101,175,670

Variable Portfolio — Victory Established Value Fund, Class 1	69,539,823	3,000,000	(23,867,689)	7,243,787	55,915,921	—	—	79,693,092

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	383,406,565	48,734,725	(703,649)	21,116	431,458,757	3,277,630	3,671,311	429,773,063

Total	6,050,682,238	887,212,319	(1,227,184,562)	199,813,498	5,910,523,493	64,002,801	87,555,858	6,297,260,722

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	2,044,229,215	—	—	2,044,229,215

Fixed-Income Funds	4,003,478,757	—	—	4,003,478,757

Alternative Investment Funds	148,282,331	—	—	148,282,331

Money Market Funds	101,270,419	—	—	101,270,419

Total Mutual Funds	6,297,260,722	—	—	6,297,260,722

See	the Portfolio of Investments for all investment classifications not indicated in the table.

There	were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	25

Portfolio Navigator Funds

Portfolio of Investments

Variable Portfolio – Moderate Portfolio

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 48.3%
	Shares	Value ($)
Global Real Estate 0.8%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	16,056,670	183,848,870

International 11.5%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	17,828,361	264,038,019

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	21,574,271	264,284,815

Variable Portfolio — DFA International Value Fund, Class 1(a)	44,707,506	432,321,586

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	60,988,683	710,518,161

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	12,454,297	147,458,876

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	40,068,920	442,761,565

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	33,467,285	321,285,940

Total		2,582,668,962

U.S. Large Cap 24.6%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	48,843,730	792,245,300

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	43,680,157	380,890,965

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	4,984,800	131,249,795

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	17,980,304	248,307,994

Variable Portfolio — American Century Growth Fund, Class 1(a)(b)	33,411,337	471,099,855

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	20,090,166	307,781,340

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	38,956,347	576,164,374

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	57,446,621	838,146,206

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	54,174,149	814,779,207

Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	33,251,174	478,816,903

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	37,767,430	458,496,594

Total		5,497,978,533

U.S. Mid Cap 7.8%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	35,818,558	435,195,479

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)(b)	6,569,500	100,250,578

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	19,979,778	281,115,475

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	30,480,469	449,586,916

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	34,365,541	480,430,261

Total		1,746,578,709

U.S. Small Cap 3.6%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	12,680,463	195,279,133

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	31,628,641	607,586,184

Total		802,865,317

Total Equity Funds
(Cost: $8,234,439,004)		10,813,940,391

Fixed-Income Funds 48.8%
Emerging Markets 1.0%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	22,254,457	215,423,140

Floating Rate 1.5%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	35,316,424	343,628,808

Global Bond 1.7%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)	36,246,279	387,835,188

High Yield 1.9%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	50,898,606	422,458,433

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2013 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Inflation Protected Securities 5.0%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)(b)	127,476,478	1,126,892,065

Investment Grade 35.2%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)(b)	89,668,279	860,815,480

Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	67,026,055	670,260,550

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	128,541,267	1,322,689,641

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	58,794,097	599,699,790

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	127,780,992	1,349,367,276

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	125,495,440	1,332,761,566

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1(a)	68,601,330	686,699,316

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	104,205,686	1,052,477,426

Total		7,874,771,045

Multisector 2.5%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	60,818,729	558,924,114

Total Fixed-Income Funds
(Cost: $11,139,731,208)		10,929,932,793

Alternative Investment Funds 2.9%
	Shares	Value ($)
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	3,779,636	34,659,266

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	16,506,373	169,190,323

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	16,347,660	163,476,602

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	32,801,826	279,143,537

Total Alternative Investment Funds
(Cost: $682,120,496)		646,469,728

Money Market Funds —%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.013%(a)(c)	17,046	17,046

Total Money Market Funds
(Cost: $17,046)		17,046

Total Investments
(Cost: $20,056,307,754)		22,390,359,958

Other Assets and Liabilities		(119,393)

Net Assets		22,390,240,565

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Cash Management Fund, Class 1	17,048	3	(5)	—	17,046	—	1	17,046

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	—	37,000,000	—	—	37,000,000	—	—	34,659,266

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	208,826,308	170,891,490	(89,024)	15,859	379,644,633	—	—	435,195,479

Columbia Variable Portfolio — Core Bond Fund, Class 1	—	879,304,164	—	—	879,304,164	—	—	860,815,480

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	27

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain(Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	1,090,203,568	141,476,664	(490,046,273)	(6,764,266)	734,869,693	30,269,546	31,187,668	670,260,550

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	582,749,327	515,918	(60,725,660)	19,327,726	541,867,311	—	—	792,245,300

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	194,785,465	24,538,272	(8,985)	765	219,315,517	1,341,949	6,873,221	215,423,140

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	251,735,436	4,763,912	(1,422,333)	147,396	255,224,411	—	1,584,774	264,038,019

Columbia Variable Portfolio — Global Bond Fund, Class 1	505,448,239	37,428,282	(127,324,449)	781,697	416,333,769	2,673,472	27,863,263	387,835,188

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	430,241,324	107,478,949	(22,017,970)	(6,918,650)	508,783,653	41,920,938	58,001,704	422,458,433

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	368,828,843	(154,688)	9,881	368,684,036	—	—	380,890,965

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	133,996,411	(116,016)	11,467	133,891,862	—	—	131,249,795

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	1,210,702,209	93,841,189	(53,910)	3,480	1,304,492,968	15,361,878	31,405,459	1,322,689,641

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	94,193,193	64,490	(9,175,614)	1,003,014	86,085,083	—	—	100,250,578

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	282,339,137	214,966	(140,449,533)	48,722,590	190,827,160	—	—	281,115,475

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	201,615,712	143,311	(22,932,577)	4,671,935	183,498,381	—	—	248,307,994

Columbia Variable Portfolio — Strategic Income Fund, Class 1	508,342,640	11,897,649	(15,722,462)	2,180,067	506,697,894	—	—	558,924,114

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	452,084,648	160,802,016	(27,404)	365	612,859,625	—	4,542,693	599,699,790

Variable Portfolio — American Century Diversified Bond Fund, Class 1	1,144,032,203	193,180,810	(53,011)	5,085	1,337,165,087	24,463,808	26,041,538	1,349,367,276

Variable Portfolio — American Century Growth Fund, Class 1	546,882,521	465,759	(329,579,854)	99,751,174	317,519,600	—	—	471,099,855

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	158,780,036	9,316,591	(6,739)	357	168,090,245	1,325,512	6,477,078	169,190,323

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain(Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	1,305,459,625	39,755,745	(133,358,142)	1,400,190	1,213,257,418	37,852,616	—	1,126,892,065

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	233,922,304	11,322,534	(29,481,309)	5,908,468	221,671,997	4,542,994	6,600,401	264,284,815

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	218,978,048	186,304	(26,639,726)	8,303,680	200,828,306	—	—	307,781,340

Variable Portfolio — DFA International Value Fund, Class 1	643,759,764	10,115,287	(264,969,790)	21,948,693	410,853,954	—	9,685,356	432,321,586

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	307,673,661	35,065,817	(13,477)	733	342,726,734	2,746,408	14,834,757	343,628,808

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1	157,308,340	4,681,314	(6,739)	73	161,982,988	—	—	163,476,6032

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	158,486,499	183,515,749	(24,030,563)	(2,924,422)	315,047,263	—	—	279,143,537

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	558,790,882	465,759	(224,312,604)	60,106,244	395,050,281	—	—	576,164,374

Variable Portfolio — Invesco International Growth Fund, Class 1	726,030,593	21,124,725	(167,424,387)	32,464,786	612,195,717	8,741,547	11,831,432	710,518,161

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	1,151,767,926	148,071,514	(53,011)	5,124	1,299,791,553	2,252,782	27,475,921	1,332,761,566

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	341,529,630	300,952	(57,472,097)	19,107,283	303,465,768	—	—	449,586,916

Variable Portfolio — MFS Value Fund, Class 1	607,294,858	515,918	(91,661,014)	30,971,255	547,121,017	—	—	838,146,206

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	128,933,028	11,889,332	(13,286,118)	2,916,825	130,453,067	3,547,549	4,241,464	147,458,876

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	173,510,701	22,471,568	(44,726,102)	11,274,274	162,530,441	7,513,246	14,815,011	183,848,870

Variable Portfolio — NFJ Dividend Value Fund, Class 1	582,331,684	515,918	(89,225,433)	31,781,720	525,403,889	—	—	814,779,207

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	579,629,683	465,759	(331,349,630)	105,086,932	353,832,744	—	—	478,816,903

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	147,914,617	114,648	(37,060,260)	13,795,091	124,764,096	—	—	195,279,133

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	29

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Variable Portfolio — Partners Small Cap Value Fund, Class 1	499,956,841	386,939	(118,779,961)	31,237,646	412,801,465	—	—	607,586,184

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	683,912,667	27,258,802	(7,030,099)	341,028	704,482,398	9,827,833	5,614,180	686,699,316

Variable Portfolio — Pyramis® International Equity Fund, Class 1	387,006,609	21,154,258	(23,571,534)	4,544,033	389,133,366	11,405,305	9,462,331	442,761,565

Variable Portfolio — Pyrford International Equity Fund, Class 1	—	330,613,286	—	—	330,613,286	—	613,286	321,285,940

Variable Portfolio — Sit Dividend Growth Fund, Class 1	314,714,102	20,491,534	(1,425,877)	340,051	334,119,810	—	—	458,496,594

Variable Portfolio — Victory Established Value Fund, Class 1	343,160,428	286,621	(30,331,867)	9,242,141	322,357,323	—	—	480,430,261

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	953,786,406	128,311,632	(23,141,780)	694,477	1,059,650,735	8,454,762	9,470,276	1,052,477,426

Total	19,068,837,910	3,395,231,604	(2,959,258,027)	551,496,267	20,056,307,754	214,242,145	308,621,814	22,390,359,958

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	10,813,940,391	—	—	10,813,940,391

Fixed-Income Funds	10,929,932,793	—	—	10,929,932,793

Alternative Investment Funds	646,469,728	—	—	646,469,728

Money Market Funds	17,046	—	—	17,046

Total Mutual Funds	22,390,359,958	—	—	22,390,359,958

See	the Portfolio of Investments for all investment classifications not indicated in the table.

There	were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	31

Portfolio Navigator Funds

Portfolio of Investments

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 63.1%
	Shares	Value ($)
Global Real Estate 1.0%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	11,041,313	126,423,034

International 15.4%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	12,013,563	177,920,867

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	14,302,683	175,207,865

Variable Portfolio — DFA International Value Fund, Class 1(a)	40,062,602	387,405,359

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	49,594,799	577,779,410

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	8,286,078	98,107,167

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	35,519,714	392,492,837

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	18,583,046	178,397,240

Total		1,987,310,745

U.S. Large Cap 32.4%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	36,531,452	592,540,149

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	31,947,412	278,581,436

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	4,242,695	111,710,160

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	13,821,066	190,868,915

Variable Portfolio — American Century Growth Fund, Class 1(a)(b)	25,290,659	356,598,294

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	17,511,069	268,269,582

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	29,010,585	429,066,547

Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio — MFS Value Fund, Class 1(a)(b)	43,511,297	634,829,822

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	39,858,529	599,472,277

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	26,380,255	379,875,679

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	28,046,150	340,480,263

Total		4,182,293,124

U.S. Mid Cap 9.3%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	26,307,857	319,640,457

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)(b)	5,064,762	77,288,276

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	15,287,788	215,099,179

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	20,110,007	296,622,597

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	20,878,021	291,874,736

Total		1,200,525,245

U.S. Small Cap 5.0%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	12,990,789	200,058,155

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	23,110,993	443,962,179

Total		644,020,334

Total Equity Funds
(Cost: $6,246,453,960)		8,140,572,482

Fixed-Income Funds 33.9%
Emerging Markets 0.7%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	9,612,684	93,050,783

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2013 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Floating Rate 1.5%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	20,228,155	196,819,942

Global Bond 1.7%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)	20,849,831	223,093,194

High Yield 1.3%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	19,397,552	160,999,682

Inflation Protected Securities 3.5%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)(b)	50,333,991	444,952,477

Investment Grade 23.5%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)(b)	16,751,663	160,815,964

Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	37,101,331	371,013,308

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	50,524,011	519,892,079

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	32,417,433	330,657,819

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	43,507,536	459,439,576

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	42,151,170	447,645,425

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1(a)	23,635,805	236,594,405

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	49,505,518	500,005,737

Total		3,026,064,313

Fixed-Income Funds (continued)
	Shares	Value ($)
Multisector 1.7%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	24,504,409	225,195,517

Total Fixed-Income Funds
(Cost: $4,495,263,252)		4,370,175,908

Alternative Investment Funds 3.0%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	2,154,208	19,754,090

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	12,846,580	131,677,439

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	6,304,097	63,040,972

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	20,833,413	177,292,347

Total Alternative Investment Funds
(Cost: $414,490,105)		391,764,848

Money Market Funds —%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.013%(a)(c)	1,001	1,001

Total Money Market Funds
(Cost: $1,001)		1,001

Total Investments
(Cost: $11,156,208,318)		12,902,514,239

Other Assets and Liabilities		(46,967)

Net Assets		12,902,467,272

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	33

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Cash Management Fund, Class 1	1,004	3	(6)	—	1,001	—	—	1,001

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	—	21,000,000	—	—	21,000,000	—	—	19,754,090

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	155,118,234	124,098,828	(154,003)	17,763	279,080,822	—	—	319,640,457

Columbia Variable Portfolio — Core Bond Fund, Class 1	—	170,543,176	(4,999,999)	(102,041)	165,441,136	—	—	160,815,964

Columbia Variable Portfolio — Diversified Bond Fund, Class 1	388,057,691	72,007,501	(52,613,067)	(1,115,147)	406,336,978	16,731,460	17,238,951	371,013,308

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	440,634,803	36,057	(47,299,756)	14,801,756	408,172,860	—	—	592,540,149

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	78,875,581	16,721,931	(48,161)	4,125	95,553,476	579,644	2,976,211	93,050,783

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	173,470,740	1,208,594	(977,549)	95,634	173,797,419	—	1,068,145	177,920,867

Columbia Variable Portfolio — Global Bond Fund, Class 1	287,063,770	28,100,509	(74,806,187)	(295,862)	240,062,230	1,542,224	16,483,904	223,093,194

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	153,476,241	40,466,746	(86,001)	(2,819)	193,854,167	15,160,305	20,975,856	160,999,682

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	269,762,934	(101,602)	6,425	269,667,757	—	—	278,581,436

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	113,948,712	(76,201)	7,441	113,879,952	—	—	111,710,160

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	468,592,989	45,139,765	(278,644)	17,985	513,472,095	6,036,419	12,340,711	519,892,079

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	65,246,374	5,004,407	(3,527,398)	324,018	67,047,401	—	—	77,288,276

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	198,257,309	272,887	(84,455,963)	26,664,413	140,738,646	—	—	215,099,179

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	148,366,225	5,139,248	(14,414,952)	2,834,789	141,925,310	—	—	190,868,915

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Strategic Income Fund, Class 1	182,268,804	25,646,459	(113,521)	15,898	207,817,640	—	—	225,195,517

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	257,118,916	88,421,536	(8,178,882)	101,736	337,463,306	—	2,506,244	330,657,819

Variable Portfolio — American Century Diversified Bond Fund, Class 1	428,234,354	55,807,114	(21,258,003)	1,469,266	464,252,731	8,538,684	9,089,365	459,439,576

Variable Portfolio — American Century Growth Fund, Class 1	408,152,402	34,455	(237,484,907)	72,775,333	243,477,283	—	—	356,598,294

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	124,605,031	6,208,838	(68,801)	3,567	130,748,635	1,031,584	5,040,810	131,677,439

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	494,419,601	15,584,753	(31,743,746)	(13,226)	478,247,382	14,964,553	—	444,952,477

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	143,163,772	10,332,191	(6,382,749)	1,385,118	148,498,332	3,011,071	4,181,873	175,207,865

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	188,399,372	16,025	(19,046,544)	6,024,096	175,392,949	—	—	268,269,582

Variable Portfolio — DFA International Value Fund, Class 1	471,719,108	11,563,388	(114,679,955)	9,037,370	377,639,911	—	8,404,109	387,405,359

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	176,174,980	20,129,613	(103,202)	6,401	196,207,792	1,573,047	8,496,835	196,819,942

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1	60,497,647	2,164,568	(34,400)	419	62,628,234	—	—	63,040,972

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	110,733,593	110,841,380	(19,251,017)	(2,210,720)	200,113,236	—	—	177,292,347

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	425,531,203	34,455	(173,785,387)	46,751,986	298,532,257	—	—	429,066,547

Variable Portfolio — Invesco International Growth Fund, Class 1	543,014,127	16,720,080	(76,400,710)	15,829,772	499,163,269	7,092,676	9,458,108	577,779,410

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	409,299,670	42,818,897	(240,803)	21,006	451,898,770	785,570	9,581,153	447,645,425

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	220,262,416	2,276,092	(33,354,331)	11,187,605	200,371,782	—	—	296,622,597

Variable Portfolio — MFS Value Fund, Class 1	453,633,250	38,060	(53,426,193)	18,771,320	419,016,437	—	—	634,829,822

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	80,021,761	9,286,129	(4,055,041)	766,330	86,019,179	2,355,192	2,796,098	98,107,167

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	35

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	96,355,228	24,364,531	(10,885,175)	3,349,581	113,184,165	5,124,108	10,103,983	126,423,034

Variable Portfolio — NFJ Dividend Value Fund, Class 1	430,848,350	37,660	(65,646,095)	24,485,048	389,724,963	—	—	599,472,277

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	435,111,490	34,455	(219,186,903)	70,138,409	286,097,451	—	—	379,875,679

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	139,977,974	140,450	(19,981,631)	7,611,856	127,748,649	—	—	200,058,155

Variable Portfolio — Partners Small Cap Value Fund, Class 1	351,575,117	413,337	(66,591,712)	17,214,771	302,611,513	—	—	443,962,179

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	237,080,668	8,776,598	(3,613,240)	121,118	242,365,144	3,393,574	1,938,590	236,594,405

Variable Portfolio — Pyramis® International Equity Fund, Class 1	370,476,918	19,061,475	(48,082,368)	9,196,505	350,652,530	10,107,253	8,542,087	392,492,837

Variable Portfolio — Pyrford International Equity Fund, Class 1	—	184,110,648	—	—	184,110,648	—	340,063	178,397,240

Variable Portfolio — Sit Dividend Growth Fund, Class 1	232,577,930	20,671,349	(1,327,858)	308,114	252,229,535	—	—	340,480,263

Variable Portfolio — Victory Established Value Fund, Class 1	212,165,784	274,490	(20,825,527)	6,058,193	197,672,940	—	—	291,874,736

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	420,396,189	87,875,998	(6,154,563)	172,781	502,290,405	4,016,011	4,498,380	500,005,737

Total	10,660,976,616	1,677,136,322	(1,545,742,753)	363,838,133	11,156,208,318	102,043,375	156,061,476	12,902,514,239

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	8,140,572,482	—	—	8,140,572,482

Fixed-Income Funds	4,370,175,908	—	—	4,370,175,908

Alternative Investment Funds	391,764,848	—	—	391,764,848

Money Market Funds	1,001	—	—	1,001

Total Mutual Funds	12,902,514,239	—	—	12,902,514,239

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	37

Portfolio Navigator Funds

Portfolio of Investments

Variable Portfolio – Aggressive Portfolio

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 77.8%
	Shares	Value ($)
Global Real Estate 1.0%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	3,002,890	34,383,095

International 18.9%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	4,026,858	59,637,769

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	5,576,599	68,313,338

Variable Portfolio — DFA International Value Fund, Class 1(a)	13,177,985	127,431,114

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	15,704,667	182,959,372

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	3,375,470	39,965,558

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	11,203,123	123,794,509

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	3,033,697	29,123,494

Total		631,225,154

U.S. Large Cap 39.4%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	11,171,658	181,204,288

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	9,732,908	84,870,959

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	1,284,575	33,822,870

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	4,083,263	56,389,856

Variable Portfolio — American Century Growth Fund, Class 1(a)(b)	8,161,523	115,077,480

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	5,233,023	80,169,912

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	9,429,087	139,456,196

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	14,040,346	204,848,642

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	12,612,753	189,695,798

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	9,040,494	130,183,116

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	8,330,951	101,137,751

Total		1,316,856,868

Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 12.6%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	8,414,296	102,233,698

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)(b)	1,606,113	24,509,282

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	4,926,321	69,313,340

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	7,731,753	114,043,347

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	7,920,635	110,730,479

Total		420,830,146

U.S. Small Cap 5.9%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	3,312,289	51,009,245

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	7,492,404	143,929,085

Total		194,938,330

Total Equity Funds (Cost: $1,994,040,627)		2,598,233,593

Fixed-Income Funds 19.0%
Emerging Markets 0.6%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	2,164,430	20,951,684

Floating Rate 1.7%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	5,916,669	57,569,185

Global Bond 1.4%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)	4,401,186	47,092,695

High Yield 1.0%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	3,960,839	32,874,963

Inflation Protected Securities 1.9%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)(b)	7,005,692	61,930,317

Investment Grade 10.5%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)(b)	2,818,920	27,061,633

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2013 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	5,414,761	54,147,611

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	6,808,970	70,064,302

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	3,623,724	36,961,987

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	4,297,435	45,380,911

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	4,214,812	44,761,299

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1(a)	3,249,208	32,524,577

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	4,068,862	41,095,505

Total		351,997,825

Multisector 1.9%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	6,804,925	62,537,261

Total Fixed-Income Funds
(Cost: $655,043,724)		634,953,930

Alternative Investment Funds 3.2%
	Shares	Value ($)
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	718,069	6,584,697

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	4,135,777	42,391,709

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1(a)(b)	849,951	8,499,513

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	6,000,045	51,060,386

Total Alternative Investment Funds
(Cost: $115,334,924)		108,536,305

Money Market Funds —%

Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.013%(a)(c)	995	995

Total Money Market Funds
(Cost: $995)		995

Total Investments
(Cost: $2,764,420,270)		3,341,724,823

Other Assets and Liabilities		(55,128)

Net Assets		3,341,669,695

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)

Columbia Variable Portfolio — Cash Management Fund, Class 1	998	3	(6)	—	995	—	—	995

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	—	7,000,000	—	—	7,000,000	—	—	6,584,697

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	48,590,708	41,619,844	(179,373)	20,191	90,051,370	—	—	102,233,698

Columbia Variable Portfolio — Core Bond Fund, Class 1	—	43,983,346	(16,000,000)	(252,994)	27,730,352	—	—	27,061,633

Columbia Variable Portfolio — Diversified Bond Fund, Class 1	44,582,493	36,463,858	(22,752,246)	313,329	58,607,434	1,958,013	2,017,403	54,147,611

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	137,037,966	232,348	(17,809,415)	5,716,073	125,176,972	—	—	181,204,288

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	10,047,540	12,457,979	(94,797)	1,780	22,412,502	130,897	691,146	20,951,684

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	58,153,092	501,735	(444,448)	67,791	58,278,170	—	357,902	59,637,769

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	39

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Global Bond Fund, Class 1	46,932,525	8,193,596	(4,439,363)	45,408	50,732,166	326,060	2,834,533	47,092,695

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	—	34,147,690	—	—	34,147,690	480,626	667,064	32,874,963

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	82,309,337	(137,859)	4,492	82,175,970	—	—	84,870,959

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	34,391,918	(29,598)	1,713	34,364,033	—	—	33,822,870

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	59,829,856	10,001,737	(221,892)	15,603	69,625,304	812,350	1,660,750	70,064,302

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	21,391,731	1,005,107	(1,339,470)	131,383	21,188,751	—	—	24,509,282

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	62,806,422	144,255	(25,617,066)	8,033,969	45,367,580	—	—	69,313,340

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	45,519,133	76,295	(4,981,063)	954,287	41,568,652	—	—	56,389,856

Columbia Variable Portfolio — Strategic Income Fund, Class 1	43,264,714	17,304,815	(1,133,568)	155,610	59,591,571	—	—	62,537,261

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	30,924,513	14,210,349	(7,411,158)	86,124	37,809,828	—	280,348	36,961,987

Variable Portfolio — American Century Diversified Bond Fund, Class 1	53,184,347	22,319,236	(28,097,755)	936,724	48,342,552	1,066,998	1,135,811	45,380,911

Variable Portfolio — American Century Growth Fund, Class 1	128,244,712	31,909	(70,866,490)	21,269,441	78,679,572	—	—	115,077,480

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	40,124,137	2,093,053	(99,007)	6,281	42,124,464	331,957	1,622,099	42,391,709

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	72,370,251	2,271,227	(8,424,596)	69,614	66,286,496	2,085,849	—	61,930,317

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	54,811,201	4,929,142	(1,742,384)	384,881	58,382,840	1,174,184	1,611,125	68,313,338

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	56,003,080	146,023	(5,539,026)	1,788,031	52,398,108	—	—	80,169,912

Variable Portfolio — DFA International Value Fund, Class 1	153,790,160	2,926,577	(35,275,963)	2,773,814	124,214,588	—	2,764,630	127,431,114

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	45,765,119	12,816,797	(204,255)	10,602	58,388,263	460,927	2,489,705	57,569,185

Variable Portfolio — Eaton Vance Global Macro Advantage Fund, Class 1	7,846,941	681,075	(19,801)	326	8,508,541	—	—	8,499,513

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	34,020,832	30,933,949	(6,510,671)	(742,191)	57,701,919	—	—	51,060,386

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	133,405,490	30,691	(49,131,798)	12,923,724	97,228,107	—	—	139,456,196

Variable Portfolio — Invesco International Growth Fund, Class 1	169,344,604	5,596,521	(20,706,091)	4,007,675	158,242,709	2,245,144	2,983,037	182,959,372

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	53,313,715	6,554,846	(14,150,491)	621,063	46,339,133	103,177	1,258,388	44,761,299

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	79,999,869	218,669	(5,057,310)	1,651,457	76,812,685	—	—	114,043,347

Variable Portfolio — MFS Value Fund, Class 1	141,043,320	8,041,649	(16,998,528)	5,981,433	138,067,874	—	—	204,848,642

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	30,533,445	5,122,360	(174,099)	38,109	35,519,815	959,444	1,089,905	39,965,558

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	25,134,022	8,212,452	(2,856,743)	875,046	31,364,777	1,393,251	2,747,285	34,383,095

Variable Portfolio — NFJ Dividend Value Fund, Class 1	133,934,237	41,649	(17,387,885)	6,434,164	123,022,165	—	—	189,695,798

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	136,479,843	8,031,909	(65,693,792)	20,552,676	99,370,636	—	—	130,183,116

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	35,091,025	1,074,896	(4,499,446)	1,673,567	33,340,042	—	—	51,009,245

Variable Portfolio — Partners Small Cap Value Fund, Class 1	111,170,471	288,943	(17,403,817)	4,351,143	98,406,740	—	—	143,929,085

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	31,660,410	2,029,544	(239,301)	1,696	33,452,349	467,813	267,240	32,524,577

Variable Portfolio — Pyramis® International Equity Fund, Class 1	106,273,026	7,090,020	(3,084,963)	596,561	110,874,644	3,187,243	2,616,933	123,794,509

Variable Portfolio — Pyrford International Equity Fund, Class 1	—	30,184,773	—	—	30,184,773	—	55,531	29,123,494

Variable Portfolio — Sit Dividend Growth Fund, Class 1	69,936,957	5,082,681	(580,253)	136,960	74,576,345	—	—	101,137,751

Variable Portfolio — Victory Established Value Fund, Class 1	79,609,884	217,210	(6,763,695)	2,119,309	75,182,708	—	—	110,730,479

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	69,226,638	6,471,204	(34,586,549)	466,792	41,578,085	507,025	567,925	41,095,505

Total	2,661,399,427	517,483,217	(518,686,031)	104,223,657	2,764,420,270	17,690,958	29,718,760	3,341,724,823

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	41

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2013

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2013 (Unaudited)

Fair Value Measurements

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	2,598,233,593	—	—	2,598,233,593

Fixed-Income Funds	634,953,930	—	—	634,953,930

Alternative Investment Funds	108,536,305	—	—	108,536,305

Money Market Funds	995	—	—	995

Total Mutual Funds	3,341,724,823	—	—	3,341,724,823

See	the Portfolio of Investments for all investment classifications not indicated in the table.

There	were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	43

Portfolio Navigator Funds

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets

Investments in affiliated funds, at value

(identified cost $2,959,475,911, $5,910,523,493, $20,056,307,754)	$2,994,911,241	$6,297,260,722	$22,390,359,958

Receivable for:

Affiliated investments sold	34,217,663	59,124,635	107,502,787

Capital shares sold	—	—	—

Dividends from affiliated funds	146	83	—

Total assets	3,029,129,050	6,356,385,440	22,497,862,745

Liabilities

Payable for:

Affiliated investments purchased	25,000,000	50,000,000	82,000,000

Capital shares purchased	8,574,967	7,793,859	20,816,697

Distribution and/or service fees	595,093	1,232,207	4,338,998

Administration fees	47,604	98,569	347,092

Compensation of board members	6,038	5,958	5,813

Other expenses	16,289	22,264	113,580

Total liabilities	34,239,991	59,152,857	107,622,180

Net assets applicable to outstanding capital stock	$2,994,889,059	$6,297,232,583	$22,390,240,565

Represented by

Partners’ capital	$2,994,889,059	$6,297,232,583	$22,390,240,565

Total — representing net assets applicable to outstanding capital stock	$2,994,889,059	$6,297,232,583	$22,390,240,565

Class 2

Net assets	$991,860,992	$2,188,523,701	$7,537,522,363

Shares outstanding	84,906,824	180,215,872	595,281,082

Net asset value per share	$11.68	$12.14	$12.66

Class 4

Net assets	$2,003,028,067	$4,108,708,882	$14,852,718,202

Shares outstanding	171,527,209	337,697,249	1,171,471,837

Net asset value per share	$11.68	$12.17	$12.68

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2013

Portfolio Navigator Funds

Statements of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets

Investments in affiliated funds, at value

(identified cost $11,156,208,318, $2,764,420,270)	$12,902,514,239	$3,341,724,823

Receivable for:

Affiliated investments sold	12,927,310	50,602,243

Capital shares sold	1,162,133	43,257

Dividends from affiliated funds	—	—

Total assets	12,916,603,682	3,392,370,323

Liabilities

Payable for:

Affiliated investments purchased	5,000,000	48,000,000

Capital shares purchased	6,393,109	1,947,606

Distribution and/or service fees	2,496,621	646,201

Administration fees	199,714	51,692

Compensation of board members	5,917	6,012

Other expenses	41,049	49,117

Total liabilities	14,136,410	50,700,628

Net assets applicable to outstanding capital stock	$12,902,467,272	$3,341,669,695

Represented by

Partners’ capital	$12,902,467,272	$3,341,669,695

Total — representing net assets applicable to outstanding capital stock	$12,902,467,272	$3,341,669,695

Class 2

Net assets	$4,381,832,699	$1,125,041,806

Shares outstanding	336,266,364	84,582,835

Net asset value per share	$13.03	$13.30

Class 4

Net assets	$8,520,634,573	$2,216,627,889

Shares outstanding	652,854,338	166,384,312

Net asset value per share	$13.05	$13.32

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	45

Portfolio Navigator Funds

Statements of Operations

Six months ended June 30, 2013 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income

Income:

Dividends — affiliated issuers	$44,869,256	$87,555,858	$308,621,814

Total income	44,869,256	87,555,858	308,621,814

Expenses:

Distribution and/or service fees

Class 2	1,324,915	2,776,457	9,147,782

Class 4	2,739,423	5,339,054	18,506,103

Administration fees	325,121	649,189	2,212,133

Compensation of board members	5,416	5,466	5,779

Custodian fees	6,706	5,623	6,309

Printing and postage fees	22,182	25,862	202,798

Professional fees	10,241	10,745	10,747

Other	4,479	6,620	10,815

Total expenses	4,438,483	8,819,016	30,102,466

Net investment income	40,430,773	78,736,842	278,519,348

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Sales of underlying affiliated funds	103,861,757	199,813,498	551,496,267

Capital gain distributions from underlying affiliated funds	31,269,693	64,002,801	214,242,145

Net realized gain	135,131,450	263,816,299	765,738,412

Net change in unrealized appreciation (depreciation) on:

Investments — affiliated issuers	(160,195,941)	(220,601,259)	(287,834,477)

Net change in unrealized appreciation (depreciation)	(160,195,941)	(220,601,259)	(287,834,477)

Net realized and unrealized gain (loss)	(25,064,491)	43,215,040	477,903,935

Net increase in net assets resulting from operations	$15,366,282	$121,951,882	$756,423,283

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2013

Portfolio Navigator Funds

Statements of Operations (continued)

Six months ended June 30, 2013 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income

Income:

Dividends — affiliated issuers	$156,061,476	$29,718,760

Total income	156,061,476	29,718,760

Expenses:

Distribution and/or service fees

Class 2	5,254,759	1,331,588

Class 4	10,603,501	2,759,900

Administration fees	1,268,559	327,293

Compensation of board members	5,585	5,383

Custodian fees	6,479	6,829

Printing and postage fees	65,329	50,179

Professional fees	10,747	10,747

Other	11,037	4,468

Total expenses	17,225,996	4,496,387

Net investment income	138,835,480	25,222,373

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Sales of underlying affiliated funds	363,838,133	104,223,657

Capital gain distributions from underlying affiliated funds	102,043,375	17,690,958

Net realized gain	465,881,508	121,914,615

Net change in unrealized appreciation (depreciation) on:

Investments — affiliated issuers	40,464,523	71,283,169

Net change in unrealized appreciation (depreciation)	40,464,523	71,283,169

Net realized and unrealized gain (loss)	506,346,031	193,197,784

Net increase in net assets resulting from operations	$645,181,511	$218,420,157

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	47

Portfolio Navigator Funds

Statements of Changes in Net Assets

	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$40,430,773	$58,706,826	$78,736,842	$102,097,547

Net realized gain	135,131,450	48,126,704	263,816,299	92,842,939

Net change in unrealized appreciation (depreciation)	(160,195,941)	106,111,503	(220,601,259)	318,607,680

Net increase in net assets resulting from operations	15,366,282	212,945,033	121,951,882	513,548,166

Increase (decrease) in net assets from capital stock activity	(541,738,579)	463,913,242	(482,699,567)	530,476,061

Total increase (decrease) in net assets	(526,372,297)	676,858,275	(360,747,685)	1,044,024,227

Net assets at beginning of period	3,521,261,356	2,844,403,081	6,657,980,268	5,613,956,041

Net assets at end of period	$2,994,889,059	$3,521,261,356	$6,297,232,583	$6,657,980,268

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2013

Portfolio Navigator Funds

Statements of Changes in Net Assets (continued)

	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$278,519,348	$314,685,563	$138,835,480	$133,209,090

Net realized gain	765,738,412	354,611,423	465,881,508	358,171,484

Net change in unrealized appreciation (depreciation)	(287,834,477)	1,462,574,543	40,464,523	939,786,072

Net increase in net assets resulting from operations	756,423,283	2,131,871,529	645,181,511	1,431,166,646

Increase (decrease) in net assets from capital stock activity	(56,893,270)	193,756,208	(109,491,781)	(1,036,264,397)

Total increase (decrease) in net assets	699,530,013	2,325,627,737	535,689,730	394,902,249

Net assets at beginning of period	21,690,710,552	19,365,082,815	12,366,777,542	11,971,875,293

Net assets at end of period	$22,390,240,565	$21,690,710,552	$12,902,467,272	$12,366,777,542

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	49

Portfolio Navigator Funds

Statements of Changes in Net Assets (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$25,222,373	$21,189,095

Net realized gain	121,914,615	107,987,978

Net change in unrealized appreciation (depreciation)	71,283,169	281,273,422

Net increase in net assets resulting from operations	218,420,157	410,450,495

Increase (decrease) in net assets from capital stock activity	(44,139,908)	(325,672,767)

Total increase (decrease) in net assets	174,280,249	84,777,728

Net assets at beginning of period	3,167,389,446	3,082,611,718

Net assets at end of period	$3,341,669,695	$3,167,389,446

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2013

Portfolio Navigator Funds

Statements of Changes in Net Assets (continued)

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	2,130,251	25,169,431	31,016,381	352,773,578	2,435,353	29,845,854	49,007,732	564,422,353

Redemptions	(12,832,749)	(151,542,819)	(4,243,162)	(48,116,864)	(11,313,140)	(138,745,910)	(2,493,249)	(28,832,671)

Net increase (decrease)	(10,702,498)	(126,373,388)	26,773,219	304,656,714	(8,877,787)	(108,900,056)	46,514,483	535,589,682

Class 4 shares

Subscriptions	1,208,733	14,284,949	29,957,532	342,816,280	1,016,425	12,442,079	19,238,125	223,448,046

Redemptions	(36,384,041)	(429,650,140)	(16,349,396)	(183,559,752)	(31,467,323)	(386,241,590)	(19,754,419)	(228,561,667)

Net increase (decrease)	(35,175,308)	(415,365,191)	13,608,136	159,256,528	(30,450,898)	(373,799,511)	(516,294)	(5,113,621)

Total net increase (decrease)	(45,877,806)	(541,738,579)	40,381,355	463,913,242	(39,328,685)	(482,699,567)	45,998,189	530,476,061

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	51

Portfolio Navigator Funds

Statements of Changes in Net Assets (continued)

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	22,465,346	285,802,567	114,463,817	1,335,002,365	16,423,638	213,762,914	48,565,385	572,283,639

Redemptions	(4,019,938)	(51,177,547)	(7,925,731)	(94,111,595)	(2,285,773)	(29,895,713)	(14,539,051)	(174,022,231)

Net increase (decrease)	18,445,408	234,625,020	106,538,086	1,240,890,770	14,137,865	183,867,201	34,026,334	398,261,408

Class 4 shares

Subscriptions	6,359,326	80,539,620	4,966,657	58,143,401	3,411,196	44,572,228	1,043,864	12,369,539

Redemptions	(29,127,996)	(372,057,910)	(93,461,676)	(1,105,277,963)	(25,929,737)	(337,931,210)	(121,437,075)	(1,446,895,344)

Net increase (decrease)	(22,768,670)	(291,518,290)	(88,495,019)	(1,047,134,562)	(22,518,541)	(293,358,982)	(120,393,211)	(1,434,525,805)

Total net increase (decrease)	(4,323,262)	(56,893,270)	18,043,067	193,756,208	(8,380,676)	(109,491,781)	(86,366,877)	(1,036,264,397)

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2013

Portfolio Navigator Funds

Statements of Changes in Net Assets (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	5,452,399	72,352,397	12,722,802	150,018,859

Redemptions	(1,043,172)	(13,849,736)	(4,286,864)	(51,293,294)

Net increase (decrease)	4,409,227	58,502,661	8,435,938	98,725,565

Class 4 shares

Subscriptions	1,621,927	21,617,654	610,435	7,228,260

Redemptions	(9,389,838)	(124,260,223)	(36,135,711)	(431,626,592)

Net increase (decrease)	(7,767,911)	(102,642,569)	(35,525,276)	(424,398,332)

Total net increase (decrease)	(3,358,684)	(44,139,908)	(27,089,338)	(325,672,767)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	53

Portfolio Navigator Funds

Financial Highlights

Variable Portfolio – Conservative Portfolio

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.65		$10.86	$10.52	$9.93

Income from investment operations:

Net investment income	0.15		0.22	0.18	0.04

Net realized and unrealized gain (loss)	(0.12)		0.57	0.16	0.55

Total from investment operations	0.03		0.79	0.34	0.59

Net asset value, end of period	$11.68		$11.65	$10.86	$10.52

Total return	0.26%		7.27%	3.23%	5.94%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.28	%(c)

Total net expenses(d)	0.27	%(c)	0.27%	0.27%	0.28	%(c)

Net investment income	2.52	%(c)	1.92%	1.73%	0.55	%(c)

Supplemental data

Net assets, end of period (in thousands)	$991,861		$1,113,897	$747,744	$237,556

Portfolio turnover	17%		10%	14%	28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2013

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Conservative Portfolio

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 4	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.65		$10.86	$10.52	$9.93

Income from investment operations:

Net investment income	0.14		0.22	0.18	0.12

Net realized and unrealized gain (loss)	(0.11)		0.57	0.16	0.47

Total from investment operations	0.03		0.79	0.34	0.59

Net asset value, end of period	$11.68		$11.65	$10.86	$10.52

Total return	0.26%		7.27%	3.23%	5.94%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.28	%(c)

Total net expenses(d)	0.27	%(c)	0.27%	0.25%	0.22	%(c)

Net investment income	2.47	%(c)	1.89%	1.67%	1.84	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,003,028		$2,407,365	$2,096,659	$1,840,530

Portfolio turnover	17%		10%	14%	28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	55

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Conservative Portfolio

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.93		$10.97	$10.77	$9.99

Income from investment operations:

Net investment income	0.15		0.19	0.18	0.03

Net realized and unrealized gain	0.06		0.77	0.02	0.75

Total from investment operations	0.21		0.96	0.20	0.78

Net asset value, end of period	$12.14		$11.93	$10.97	$10.77

Total return	1.76%		8.75%	1.86%	7.81%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.27	%(c)	0.27%	0.27%	0.27	%(c)

Net investment income	2.46	%(c)	1.65%	1.69%	0.43	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,188,524		$2,256,492	$1,563,684	$639,226

Portfolio turnover	14%		8%	3%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

56	Semiannual Report 2013

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Conservative Portfolio

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 4	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.96		$10.99	$10.78	$9.99

Income from investment operations:

Net investment income	0.15		0.19	0.18	0.10

Net realized and unrealized gain	0.06		0.78	0.03	0.69

Total from investment operations	0.21		0.97	0.21	0.79

Net asset value, end of period	$12.17		$11.96	$10.99	$10.78

Total return	1.76%		8.83%	1.95%	7.91%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.28	%(c)

Total net expenses(d)	0.27	%(c)	0.26%	0.24%	0.21	%(c)

Net investment income	2.41	%(c)	1.64%	1.61%	1.52	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,108,709		$4,401,488	$4,050,272	$4,095,896

Portfolio turnover	14%		8%	3%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	57

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderate Portfolio

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.24		$11.04	$11.01	$9.99

Income from investment operations:

Net investment income	0.16		0.18	0.19	0.03

Net realized and unrealized gain (loss)	0.26		1.02	(0.16)	0.99

Total from investment operations	0.42		1.20	0.03	1.02

Net asset value, end of period	$12.66		$12.24	$11.04	$11.01

Total return	3.43%		10.87%	0.27%	10.21%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.27	%(c)	0.27%	0.27%	0.27	%(c)

Net investment income	2.56	%(c)	1.50%	1.76%	0.46	%(c)

Supplemental data

Net assets, end of period (in thousands)	$7,537,522		$7,058,383	$5,190,987	$2,208,757

Portfolio turnover	13%		12%	3%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

58	Semiannual Report 2013

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderate Portfolio

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 4	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.25		$11.05	$11.01	$9.99

Income from investment operations:

Net investment income	0.16		0.17	0.19	0.10

Net realized and unrealized gain (loss)	0.27		1.03	(0.15)	0.92

Total from investment operations	0.43		1.20	0.04	1.02

Net asset value, end of period	$12.68		$12.25	$11.05	$11.01

Total return	3.51%		10.86%	0.36%	10.21%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.27	%(c)	0.25%	0.23%	0.20	%(c)

Net investment income	2.50	%(c)	1.48%	1.69%	1.53	%(c)

Supplemental data

Net assets, end of period (in thousands)	$14,852,718		$14,632,327	$14,174,096	$15,503,050

Portfolio turnover	13%		12%	3%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	59

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Aggressive Portfolio

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.38		$11.03	$11.19	$9.99

Income from investment operations:

Net investment income	0.14		0.13	0.16	0.03

Net realized and unrealized gain (loss)	0.51		1.22	(0.32)	1.17

Total from investment operations	0.65		1.35	(0.16)	1.20

Net asset value, end of period	$13.03		$12.38	$11.03	$11.19

Total return	5.25%		12.24%	(1.43%)	12.01%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.27	%(c)	0.27%	0.27%	0.27	%(c)

Net investment income	2.23	%(c)	1.06%	1.43%	0.43	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,381,833		$3,989,411	$3,179,010	$1,310,385

Portfolio turnover	12%		13%	6%	18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

60	Semiannual Report 2013

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Aggressive Portfolio

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 4	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.40		$11.05	$11.20	$9.99

Income from investment operations:

Net investment income	0.14		0.13	0.15	0.08

Net realized and unrealized gain (loss)	0.51		1.22	(0.30)	1.13

Total from investment operations	0.65		1.35	(0.15)	1.21

Net asset value, end of period	$13.05		$12.40	$11.05	$11.20

Total return	5.24%		12.22%	(1.34%)	12.11%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.27	%(c)	0.25%	0.23%	0.20	%(c)

Net investment income	2.17	%(c)	1.05%	1.34%	1.18	%(c)

Supplemental data

Net assets, end of period (in thousands)	$8,520,635		$8,377,366	$8,792,865	$9,941,377

Portfolio turnover	12%		13%	6%	18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	61

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Aggressive Portfolio

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.44		$10.94	$11.29	$9.90

Income from investment operations:

Net investment income	0.10		0.08	0.11	0.01

Net realized and unrealized gain (loss)	0.76		1.42	(0.46)	1.38

Total from investment operations	0.86		1.50	(0.35)	1.39

Net asset value, end of period	$13.30		$12.44	$10.94	$11.29

Total return	6.91%		13.71%	(3.10%)	14.04%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.28%	0.27	%(c)

Total net expenses(d)	0.27	%(c)	0.27%	0.28%	0.27	%(c)

Net investment income	1.59	%(c)	0.65%	0.99%	0.19	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,125,042		$997,395	$785,070	$284,243

Portfolio turnover	16%		12%	6%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

62	Semiannual Report 2013

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Aggressive Portfolio

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 4	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.46		$10.96	$11.29	$9.90

Income from investment operations:

Net investment income	0.10		0.08	0.10	0.03

Net realized and unrealized gain (loss)	0.76		1.42	(0.43)	1.36

Total from investment operations	0.86		1.50	(0.33)	1.39

Net asset value, end of period	$13.32		$12.46	$10.96	$11.29

Total return	6.90%		13.69%	(2.92%)	14.04%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.28%	0.28	%(c)

Total net expenses(d)	0.27	%(c)	0.24%	0.20%	0.17	%(c)

Net investment income	1.52	%(c)	0.66%	0.92%	0.46	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,216,628		$2,169,995	$2,297,542	$2,618,433

Portfolio turnover	16%		12%	6%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	63

Portfolio Navigator Funds

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio — Conservative Portfolio; Variable Portfolio — Moderately Conservative Portfolio; Variable Portfolio — Moderate Portfolio; Variable Portfolio — Moderately Aggressive Portfolio; and Variable Portfolio — Aggressive Portfolio. Reference to shares and shareholders within these financial statements refer to partners’ interests and partners.

Each Fund currently operates as a diversified fund. Each Fund is a “fund-of-funds” and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC, the Funds’ Investment Manager (Investment Manager) and a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter.

*For information on the goals, investment strategies and risks of the underlying affiliated funds, please refer to Appendix A and B in the Funds’ most recent prospectus.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 2 and Class 4 shares. Class 2 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a contract or life insurance policy and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP)

requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Funds are treated as partnerships for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

64	Semiannual Report 2013

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

The Funds do not pay the Investment Manager a direct management fee for managing their assets.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as “acquired funds”) in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Funds or the Board of Trustees (the Board), including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board.

For the six months ended June 30, 2013, other expenses paid to this company by each Fund were $707.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Distribution Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 and Class 4 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Fee Rates Contractual through April 30, 2014(%)
Class 2	0.32
Class 4	0.32

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investments in underlying funds, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Funds’ Board. This agreement may be modified or amended only with approval from all parties.

Semiannual Report 2013	65

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 4. Portfolio Information

For the six months ended June 30, 2013, the cost of purchases and proceeds from sales of investments in underlying funds, for each Fund, excluding Money Market Funds, aggregated to:

Fund	Purchases ($)	Proceeds ($)
Variable Portfolio — Conservative Portfolio	536,998,748	976,725,527
Variable Portfolio — Moderately Conservative Portfolio	887,206,973	1,202,471,245
Variable Portfolio — Moderate Portfolio	3,395,231,601	2,959,258,022
Variable Portfolio — Moderately Aggressive Portfolio	1,677,136,319	1,545,742,747
Variable Portfolio — Aggressive Portfolio	517,483,214	518,686,025

Note 5. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 100.0% of all outstanding shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds.

Note 6. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

No Fund had borrowings during the six months ended June 30, 2013.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

66	Semiannual Report 2013

Portfolio Navigator Funds

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio-Conservative Portfolio, Variable Portfolio-Moderately Conservative Portfolio, Variable Portfolio-Moderate Portfolio, Variable Portfolio-Moderately Aggressive Portfolio and Variable Portfolio-Aggressive Portfolio (each, a VP Fund and collectively, the VP Funds). Under an investment management services agreement with respect to each VP Fund (each, an IMS Agreement), Columbia Management provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of each IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to VP Funds by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under each IMS Agreement and the VP Funds’ Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the VP Fund’s and their service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under each IMS

Semiannual Report 2013	67

Portfolio Navigator Funds

Approval of Investment Management Services Agreement (continued)

Agreement and the VP Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each VP Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of each VP Fund. The Board observed that the investment performance for Variable Portfolio-Aggressive Portfolio met expectations; and that the investment performance for Variable Portfolio-Moderate Portfolio, Variable Portfolio-Moderately Aggressive Portfolio and Variable Portfolio-Moderately Conservative Portfolio was appropriate in light of the particular management style involved and the particular market environment. The Board observed that appropriate steps (such as changes to the management team) had been taken to help improve the Fund’s performance. The Board observed Variable Portfolio-Conservative Portfolio underperformance for certain periods, noting that appropriate steps (such as the addition of talent to the portfolio management team) had been taken or are contemplated to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the VP Funds

The Board reviewed comparative fees and the costs of services to be provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the VP Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that the Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board noted the rationale for according weight to each VP Fund’s direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which each VP Fund invests). In this regard, the Board noted that each VP Fund’s direct expenses do not include any advisory fees and, the direct and indirect total expense ratios generally approximate or are below the median ratio for each VP Fund’s peer universe. Based on its review, the Board concluded that each VP Fund’s fees were fair and reasonable in light of the extent and quality of services that the VP Funds receive.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the VP Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the VP Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each VP Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

68	Semiannual Report 2013

Portfolio Navigator Funds

Approval of Investment Management Services Agreement (continued)

Economies of Scale to be Realized

Given that the VP Funds do not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the VP Funds.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Semiannual Report 2013	69

Portfolio Navigator Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

70	Semiannual Report 2013

Portfolio Navigator Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report 2013	71

Portfolio Navigator Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

72	Semiannual Report 2013

Portfolio Navigator Funds

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	73

Columbia Portfolio Navigator Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the fund and the investment product through which the fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6535 E (8/13)

Semiannual Report June 30, 2013

Columbia Variable Portfolio Funds

References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio – Balanced Fund

Columbia Variable Portfolio – Diversified Bond Fund

Columbia Variable Portfolio – Emerging Markets Fund

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – High Yield Bond Fund

Columbia Variable Portfolio – Large Core Quantitative Fund

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

Variable Portfolio – Partners Small Cap Value Fund

Variable Portfolio – Sit Dividend Growth Fund

Variable Portfolio – Victory Established Value Fund

Please remember that you may not buy (nor will you own) shares of the Funds directly. The Funds are available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

This semiannual report may contain information on a Fund not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

Columbia Variable Portfolio Funds

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Balanced Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Balanced Fund (the Fund) Class 3 shares returned 8.90% for the six months ended June 30, 2013.

>	The S&P 500 Index returned 13.82% during the same period, while the Barclays U.S. Aggregate Bond Index returned -2.44% during the same six-month time period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 3	04/30/86	8.90	16.07	6.70	6.09
S&P 500 Index		13.82	20.60	7.01	7.30
Barclays U.S. Aggregate Bond Index		-2.44	-0.69	5.19	4.52

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Balanced Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Federal Home Loan Mortgage Corp. 3.500% 07/01/43	2.3
Google, Inc., Class A	2.1
Johnson & Johnson	2.0
U.S. Treasury 0.500% 07/31/17	1.8
Federal Home Loan Mortgage Corp. 3.000% 07/01/43	1.8
JPMorgan Chase & Co.	1.7
Philip Morris International, Inc.	1.7
U.S. Treasury 3.875% 08/15/40	1.7
Apple, Inc.	1.7
Berkshire Hathaway, Inc., Class B	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Guy Pope, CFA

Leonard Aplet, CFA

Gregory Liechty

Ronald Stahl, CFA

Brian Lavin, CFA

Semiannual Report 2013	3

Columbia Variable Portfolio Funds

Portfolio Overview (continued)

Columbia Variable Portfolio – Balanced Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Asset-Backed Securities — Non-Agency	0.7
Commercial Mortgage-Backed Securities — Agency	3.7
Commercial Mortgage-Backed Securities — Non-Agency	1.4
Common Stocks	60.0
Consumer Discretionary	8.2
Consumer Staples	6.4
Energy	5.8
Financials	10.6
Health Care	8.4
Industrials	6.6
Information Technology	11.9
Materials	0.7
Telecommunication Services	1.4
Corporate Bonds & Notes	10.6
Foreign Government Obligations	0.6
Inflation-Indexed Bonds	0.6
Money Market Funds	8.0
Municipal Bonds	0.1
Residential Mortgage-Backed Securities — Agency	10.5
Residential Mortgage-Backed Securities — Non-Agency	0.4
Senior Loans	0.1
U.S. Treasury Obligations	3.3
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

4	Semiannual Report 2013

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Diversified Bond Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Diversified Bond Fund (the Fund) Class 3 shares returned -2.49% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -2.44% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-2.35	1.43	5.66	4.34
Class 2*	05/03/10	-2.54	1.16	5.45	4.15
Class 3	10/13/81	-2.49	1.29	5.58	4.29
Barclays U.S. Aggregate Bond Index		-2.44	-0.69	5.19	4.52

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013	5

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Diversified Bond Fund

(Unaudited)

Portfolio Management

Carl Pappo, CFA

Michael Zazzarino

Brian Lavin, CFA

Portfolio Breakdown (%) (at June 30, 2013)
Asset-Backed Securities — Agency	1.4
Asset-Backed Securities — Non-Agency	4.1
Commercial Mortgage-Backed Securities — Non-Agency	8.5
Corporate Bonds & Notes	37.9
Foreign Government Obligations	0.2
Inflation-Indexed Bonds	0.2
Money Market Funds	1.9
Municipal Bonds	0.9
Preferred Debt	2.2
Residential Mortgage-Backed Securities — Agency	18.1
Residential Mortgage-Backed Securities — Non-Agency	4.1
Senior Loans	0.7
Treasury Bills	7.7
U.S. Government & Agency Obligations	0.3
U.S. Treasury Obligations	11.8
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

6	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio Overview (continued)

Columbia Variable Portfolio – Diversified Bond Fund

(Unaudited)

Quality Breakdown (%) (at June 30, 2013)
AAA rating	44.2
AA rating	5.9
A rating	9.7
BBB rating	27.1
Non-investment grade	8.9
Not rated	4.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Semiannual Report 2013	7

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Emerging Markets Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Emerging Markets Fund (the Fund) Class 3 shares returned -7.97% for the six months ended June 30, 2013.

>	The Fund outperformed its benchmark, the MSCI Emerging Markets Index (Net), which returned -9.57% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-7.91	7.07	-1.31	13.00
Class 2*	05/03/10	-8.02	6.79	-1.51	12.82
Class 3	05/01/00	-7.97	6.94	-1.39	12.95
MSCI Emerging Markets Index (Net)		-9.57	2.87	-0.43	13.66

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

8	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Emerging Markets Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Samsung Electronics Co., Ltd. (South Korea)	5.1
Kasikornbank PCL, Foreign Registered Shares (Thailand)	1.7
Sands China Ltd. (Hong Kong)	1.7
Sberbank of Russia (Russian Federation)	1.6
Credicorp Ltd. (Peru)	1.4
Advanced Information Service PCL, Foreign Registered Shares (Thailand)	1.4
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	1.4
Metropolitan Bank & Trust (Philippines)	1.4
Bangkok Bank PCL, NVDR (Thailand)	1.4
SACI Falabella (Chile)	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2013)
Brazil	9.4
Canada	0.4
Chile	1.6
China	15.3
Cyprus	0.5
Hong Kong	2.1
India	9.8
Indonesia	6.5
Malaysia	1.1
Mexico	4.6
Panama	1.0
Peru	1.9
Philippines	6.5
Poland	1.0
Russian Federation	4.7
Singapore	0.3
South Africa	3.6
South Korea	12.3
Taiwan	5.8
Thailand	6.1
Turkey	4.7
United States(a)	0.8
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Dara White, CFA

Robert Cameron

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM

Semiannual Report 2013	9

Columbia Variable Portfolio Funds

Portfolio Overview (continued)

Columbia Variable Portfolio – Emerging Markets Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2013)
Industry	Percentage of Net Assets (%)
Airlines	1.0
Auto Components	0.6
Automobiles	3.1
Beverages	2.1
Chemicals	0.9
Commercial Banks	18.8
Computers & Peripherals	0.6
Construction & Engineering	1.1
Construction Materials	2.4
Diversified Financial Services	2.0
Diversified Telecommunication Services	0.1
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	2.9
Food & Staples Retailing	3.9
Food Products	2.4
Gas Utilities	0.9
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	2.4
Household Durables	1.3
Independent Power Producers & Energy Traders	0.8
Industrial Conglomerates	1.5
Insurance	0.8
Internet Software & Services	1.3
IT Services	1.7
Leisure Equipment & Products	0.7
Machinery	2.4
Media	0.6
Metals & Mining	0.7
Multiline Retail	2.6
Oil, Gas & Consumable Fuels	7.3
Personal Products	0.4
Real Estate Management & Development	3.1
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	11.6
Software	1.1
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	0.9
Tobacco	1.9
Trading Companies & Distributors	1.3
Transportation Infrastructure	1.5
Water Utilities	0.4
Wireless Telecommunication Services	4.6
Money Market Funds	0.8
Total	98.9

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

10	Semiannual Report 2013

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Global Bond Fund (the Fund) Class 3 shares returned -6.84% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the Barclays Global Aggregate Index, which returned -4.83% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-6.73	-2.72	3.82	4.55
Class 2*	05/03/10	-6.87	-2.98	3.61	4.36
Class 3	05/01/96	-6.84	-2.90	3.73	4.50
Barclays Global Aggregate Index		-4.83	-2.18	3.68	4.79

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013	11

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Portfolio Management

Nicholas Pifer, CFA

Country Breakdown (%) (at June 30, 2013)
Argentina	0.3
Australia	1.9
Belgium	0.0	(a)
Bermuda	0.6
Brazil	2.5
Canada	4.3
China	0.0	(a)
Colombia	0.5
Denmark	0.5
El Salvador	0.1
Finland	2.0
France	1.0
Germany	7.2
Greece	0.0	(a)
Indonesia	2.0
Italy	0.0	(a)
Japan	6.1
Kazakhstan	0.1
Lithuania	0.6
Luxembourg	0.1
Malaysia	1.7
Mexico	2.0
Netherlands	1.6
New Zealand	0.9
Norway	3.0
Peru	0.1
Philippines	0.2
Poland	3.6
Qatar	0.2
Romania	0.4
Russian Federation	0.7
Singapore	0.0	(a)
South Africa	0.5
South Korea	0.7
Supra-National	0.2
Sweden	0.7
Thailand	0.5
Turkey	0.7
United Kingdom	6.1
United States(b)	45.5
Uruguay	0.2
Venezuela	0.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds.

12	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio Overview (continued)

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Quality Breakdown (%) (at June 30, 2013)
AAA rating	32.1
AA rating	17.8
A rating	16.8
BBB rating	25.9
Non-investment grade	7.0
Not rated	0.4
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Semiannual Report 2013	13

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – High Yield Bond Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — High Yield Bond Fund (the Fund) Class 3 shares returned 0.97% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the unmanaged BofA Merrill Lynch U.S. High Yield Cash-Pay Constrained Index, which returned 1.46% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.97	9.13	10.40	8.75
Class 2*	05/03/10	0.84	8.87	10.14	8.53
Class 3	05/01/96	0.97	8.98	10.31	8.70
BofA Merrill Lynch U.S. High Yield Cash-Pay Constrained Index		1.46	9.44	10.55	8.64

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The BofA Merrill Lynch U.S. High Yield Cash-Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

14	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – High Yield Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Corporate Bonds & Notes	92.9
Limited Partnerships	0.0	(a)
Money Market Funds	0.7
Senior Loans	6.4
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2013)
BBB rating	1.0
BB rating	31.4
B rating	47.7
CCC rating	18.9
Non-investment grade	0.0	(a)
Not rated	1.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the average of the ratings from Moody’s, S&P, and Fitch. When a rating from only two agencies is available, the average of the two is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

(a)	Rounds to zero.

Portfolio Management

Brian Lavin, CFA

Jennifer Ponce de Leon

Semiannual Report 2013	15

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Large Core Quantitative Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Large Core Quantitative Fund (the Fund) Class 3 shares returned 13.22% for the six months ended June 30, 2013.

>	The Fund underperformed the S&P 500 Index, which returned 13.82% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	13.30	19.09	6.02	5.47
Class 2*	05/03/10	13.17	18.77	5.79	5.27
Class 3	10/13/81	13.22	18.92	5.92	5.43
S&P 500 Index		13.82	20.60	7.01	7.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

16	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Large Core Quantitative Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Apple, Inc.	3.7
Microsoft Corp.	3.7
Pfizer, Inc.	3.2
JPMorgan Chase & Co.	3.1
Cisco Systems, Inc.	2.7
Citigroup, Inc.	2.4
Comcast Corp., Class A	2.4
Chevron Corp.	2.3
Verizon Communications, Inc.	2.3
Prudential Financial, Inc.	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	99.1
Consumer Discretionary	11.8
Consumer Staples	11.0
Energy	10.0
Financials	16.3
Health Care	12.6
Industrials	10.3
Information Technology	17.9
Materials	3.1
Telecommunication Services	2.9
Utilities	3.2
Money Market Funds	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Oliver Buckley

Brian Condon, CFA

Semiannual Report 2013	17

Columbia Variable Portfolio Funds

Performance Overview

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

(Unaudited)

Performance Summary

>	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund (the Fund) Class 3 shares returned -4.32% for the six months ended June 30, 2013.

>	The Fund outperformed its benchmark, the Barclays World Government Inflation-Linked Bond Index, which returned -4.64% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	-4.32	-1.33	3.68	4.20
Class 2*	05/03/10	-4.44	-1.55	3.48	4.04
Class 3	09/13/04	-4.32	-1.43	3.59	4.15
Barclays World Government Inflation-Linked Bond Index		-4.64	-1.98	4.45	5.07

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar) is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.

On October 19, 2012, the Barclay’s U.S. Government Inflation-Linked Bond Index and the Blended Index (which consisted of 50% Barclays World Government Inflation-Linked Bond Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Barclays U.S. Government Inflation-Linked Bond Index) were eliminated as secondary benchmarks. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the secondary benchmarks are not an appropriate basis for comparing the Fund’s performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

18	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

(Unaudited)

Country Breakdown (%) (at June 30, 2013)
Australia	1.1
Brazil	0.0	(a)
Canada	3.1
France	8.0
Germany	6.0
Greece	0.0	(a)
Italy	4.8
Mexico	1.2
Sweden	1.7
United Kingdom	22.8
United States(b)	51.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to less than 0.1%.

(b)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2013)
AAA rating	62.8
AA rating	31.2
BBB rating	6.0
Non-investment grade	0.0	(a)
Not rated	0.0	(a)
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

(a)	Rounds to zero.

Portfolio Management

BlackRock Financial Management, Inc.

Brian Weinstein

Martin Hegarty

Semiannual Report 2013	19

Columbia Variable Portfolio Funds

Performance Overview

Variable Portfolio – Partners Small Cap Value Fund

(Unaudited)

Performance Summary

>	Variable Portfolio — Partners Small Cap Value Fund (the Fund) Class 3 shares returned 15.53% for the six months ended June 30, 2013.

>	The Fund outperformed its benchmark, the Russell 2000 Value Index, which returned 14.39% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
		6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	15.65	24.58	9.31	10.17
Class 2*	05/03/10	15.52	24.33	9.10	10.02
Class 3	08/14/01	15.53	24.40	9.21	10.12
Russell 2000 Value Index		14.39	24.76	8.59	9.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

20	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Partners Small Cap Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Granite Real Estate Investment Trust	1.6
JetBlue Airways Corp.	1.4
Platinum Underwriters Holdings Ltd.	1.4
Montpelier Re Holdings Ltd.	1.2
American Axle & Manufacturing Holdings, Inc.	1.1
Oshkosh Corp.	1.0
HealthSouth Corp.	1.0
Resolute Forest Products, Inc.	1.0
PolyOne Corp.	1.0
Harris Teeter Supermarkets, Inc.	1.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	93.7
Consumer Discretionary	14.4
Consumer Staples	2.6
Energy	5.2
Financials	22.9
Health Care	6.6
Industrials	16.4
Information Technology	15.5
Materials	7.2
Telecommunication Services	0.5
Utilities	2.4
Limited Partnerships	0.1
Money Market Funds	6.2
Rights	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Portfolio Management

Barrow, Hanley, Mewhinney & Strauss, LLC

James McClure

John Harloe

Denver Investment Advisors LLC

Troy Dayton, CFA

Mark Adelmann

Derek Anguilm

Liza Ramirez

Donald Smith & Co., Inc.

Donald Smith

Richard Greenberg

River Road Asset Management, LLC

James Shircliff

R. Andrew Beck

J. Justin Akin

Turner Investments, L.P.

David Kovacs

Semiannual Report 2013	21

Columbia Variable Portfolio Funds

Performance Overview

Variable Portfolio – Sit Dividend Growth Fund

(Unaudited)

Performance Summary

>	Variable Portfolio — Sit Dividend Growth Fund (the Fund) Class 3 shares returned 13.31% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the S&P 500 Index, which returned 13.82% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	13.35	17.98	4.14	3.04
Class 2*	05/03/10	13.24	17.66	4.01	2.95
Class 3	05/01/06	13.31	17.72	4.06	2.99
S&P 500 Index		13.82	20.60	7.01	5.18

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

22	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Sit Dividend Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Chevron Corp.	3.3
International Business Machines Corp.	2.6
Verizon Communications, Inc.	2.3
Johnson & Johnson	2.3
PepsiCo, Inc.	2.1
Procter & Gamble Co. (The)	2.1
Microsoft Corp.	2.1
JPMorgan Chase & Co.	2.0
Pfizer, Inc.	2.0
Occidental Petroleum Corp.	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	96.6
Consumer Discretionary	8.3
Consumer Staples	10.9
Energy	12.1
Financials	14.9
Health Care	14.4
Industrials	14.8
Information Technology	13.8
Materials	1.3
Telecommunication Services	3.5
Utilities	2.6
Money Market Funds	1.9
Mutual Fund	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Sit Investment Associates, Inc.

Roger Sit

Kent Johnson

Michael Stellmacher

Semiannual Report 2013	23

Columbia Variable Portfolio Funds

Performance Overview

Variable Portfolio – Victory Established Value Fund

(Unaudited)

Performance Summary

>	Variable Portfolio — Victory Established Value Fund (the Fund) Class 3 shares returned 13.81% for the six months ended June 30, 2013.

>	The Fund underperformed its benchmark, the Russell Midcap Value Index, which returned 16.10% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	13.94	24.05	7.32	6.73
Class 2*	05/03/10	13.77	23.82	7.11	6.55
Class 3	02/04/04	13.81	23.93	7.24	6.69
Russell Midcap Value Index		16.10	27.65	8.87	9.13

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

24	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Victory Established Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
TE Connectivity Ltd.	2.0
Johnson Controls, Inc.	1.9
Patterson Companies, Inc.	1.9
Becton Dickinson and Co.	1.8
Markel Corp.	1.7
Cullen/Frost Bankers, Inc.	1.7
Fifth Third Bancorp	1.7
Crown Holdings, Inc.	1.7
Cimarex Energy Co.	1.7
Tyson Foods, Inc., Class A	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	97.6
Consumer Discretionary	17.5
Consumer Staples	1.6
Energy	6.2
Financials	21.5
Health Care	6.1
Industrials	15.2
Information Technology	15.8
Materials	9.0
Utilities	4.7
Money Market Funds	2.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Victory Capital Management, Inc.

Gary Miller

Jeffrey Graff, CFA

Gregory Connors

James Albers, CFA

Michael Rodarte, CFA

Semiannual Report 2013	25

Columbia Variable Portfolio Funds

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

Columbia Variable Portfolio – Balanced Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 3	1,000.00	1,000.00	1,089.00	1,020.40	4.30	4.16	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 0.95% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was/becomes effective May 1, 2013. If this change had been in place for the entire six month period ended June 30, 2013, the actual expenses paid would have been $4.87 for Class 3; the hypothetical expenses paid would have been $4.71 for Class 3.

26	Semiannual Report 2013

Columbia Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Columbia Variable Portfolio – Diversified Bond Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	976.50	1,021.82	2.67	2.73	0.55
Class 2	1,000.00	1,000.00	974.60	1,020.60	3.87	3.96	0.80
Class 3	1,000.00	1,000.00	975.10	1,021.19	3.29	3.37	0.68

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Columbia Variable Portfolio – Emerging Markets Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	920.90	1,018.34	5.93	6.24	1.26
Class 2	1,000.00	1,000.00	919.80	1,017.12	7.11	7.47	1.51
Class 3	1,000.00	1,000.00	920.30	1,017.75	6.50	6.83	1.38

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Variable Portfolio – Global Bond Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	932.70	1,020.99	3.41	3.57	0.72
Class 2	1,000.00	1,000.00	931.30	1,019.76	4.59	4.80	0.97
Class 3	1,000.00	1,000.00	931.60	1,020.40	3.98	4.16	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013	27

Columbia Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Columbia Variable Portfolio – High Yield Bond Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,009.70	1,020.99	3.55	3.57	0.72
Class 2	1,000.00	1,000.00	1,008.40	1,019.76	4.78	4.80	0.97
Class 3	1,000.00	1,000.00	1,009.70	1,020.35	4.19	4.21	0.85

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Variable Portfolio – Large Core Quantitative Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,133.00	1,020.60	4.18	3.96	0.80
Class 2	1,000.00	1,000.00	1,131.70	1,019.32	5.54	5.25	1.06
Class 3	1,000.00	1,000.00	1,132.20	1,019.96	4.86	4.61	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	956.80	1,021.82	2.64	2.73	0.55
Class 2	1,000.00	1,000.00	955.60	1,020.60	3.84	3.96	0.80
Class 3	1,000.00	1,000.00	956.80	1,021.19	3.26	3.37	0.68

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

28	Semiannual Report 2013

Columbia Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Variable Portfolio – Partners Small Cap Value Fund

January 1, 2013 – June 30,2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,156.50	1,020.11	4.76	4.46	0.90
Class 2	1,000.00	1,000.00	1,155.20	1,018.88	6.08	5.69	1.15
Class 3	1,000.00	1,000.00	1,155.30	1,019.47	5.44	5.10	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Sit Dividend Growth Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,133.50	1,020.70	4.08	3.86	0.78
Class 2	1,000.00	1,000.00	1,132.40	1,019.47	5.39	5.10	1.03
Class 3	1,000.00	1,000.00	1,133.10	1,020.11	4.71	4.46	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Victory Established Value Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,139.40	1,020.25	4.56	4.31	0.87
Class 2	1,000.00	1,000.00	1,137.70	1,019.03	5.87	5.54	1.12
Class 3	1,000.00	1,000.00	1,138.10	1,019.62	5.24	4.95	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013	29

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 63.9%
Issuer	Shares	Value ($)
Consumer Discretionary 8.8%
Auto Components 0.4%

Delphi Automotive PLC	68,265	3,460,353

Automobiles 0.8%

General Motors Co.(a)	194,672	6,484,524

Hotels, Restaurants & Leisure 1.3%

McDonald’s Corp.	68,520	6,783,480

Wynn Resorts Ltd.	32,941	4,216,448

Total		10,999,928

Media 3.6%

Comcast Corp., Class A	212,882	8,915,498

DIRECTV(a)	113,580	6,998,800

Discovery Communications, Inc., Class A(a)	73,406	5,667,677

Viacom, Inc., Class B	148,454	10,102,295

Total		31,684,270

Specialty Retail 2.2%

Dick’s Sporting Goods, Inc.	101,275	5,069,826

Lowe’s Companies, Inc.	148,564	6,076,268

Tiffany & Co.	56,875	4,142,775

Ulta Salon Cosmetics & Fragrance, Inc.(a)	41,825	4,189,192

Total		19,478,061

Textiles, Apparel & Luxury Goods 0.5%

Nike, Inc., Class B	68,227	4,344,695

Total Consumer Discretionary		76,451,831

Consumer Staples 6.8%

Beverages 2.1%

Diageo PLC, ADR	56,764	6,525,022

PepsiCo, Inc.	147,470	12,061,571

Total		18,586,593

Food & Staples Retailing 1.5%

CVS Caremark Corp.	145,690	8,330,554

Walgreen Co.	102,385	4,525,417

Total		12,855,971

Food Products 0.2%

Mondelez International, Inc., Class A	57,896	1,651,773

Household Products 1.3%

Procter & Gamble Co. (The)	146,885	11,308,676

Tobacco 1.7%

Philip Morris International, Inc.	169,723	14,701,407

Total Consumer Staples		59,104,420

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.2%
Energy Equipment & Services 1.2%

Halliburton Co.	198,694	8,289,513

Tidewater, Inc.	44,338	2,525,936

Total		10,815,449

Oil, Gas & Consumable Fuels 5.0%

Anadarko Petroleum Corp.	47,058	4,043,694

Apache Corp.	66,129	5,543,594

Chevron Corp.	105,556	12,491,497

ConocoPhillips	90,249	5,460,065

Exxon Mobil Corp.	120,328	10,871,635

Noble Energy, Inc.	80,384	4,826,255

Total		43,236,740

Total Energy		54,052,189

Financials 11.3%
Capital Markets 3.0%

BlackRock, Inc.	34,046	8,744,715

Invesco Ltd.	194,426	6,182,747

Morgan Stanley	183,959	4,494,119

State Street Corp.	99,377	6,480,374

Total		25,901,955

Commercial Banks 1.1%

Wells Fargo & Co.	224,801	9,277,537

Diversified Financial Services 4.5%

Bank of America Corp.	827,785	10,645,315

Citigroup, Inc.	282,228	13,538,477

JPMorgan Chase & Co.	282,205	14,897,602

Total		39,081,394

Insurance 2.7%

Aon PLC	153,221	9,859,772

Berkshire Hathaway, Inc., Class B(a)	125,422	14,037,230

Total		23,897,002

Total Financials		98,157,888

Health Care 8.9%
Biotechnology 0.9%

Ariad Pharmaceuticals, Inc.(a)	133,820	2,340,512

Celgene Corp.(a)	46,280	5,410,594

Total		7,751,106

Health Care Equipment & Supplies 2.0%

Abbott Laboratories	188,220	6,565,113

Baxter International, Inc.	78,919	5,466,719

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Covidien PLC	87,996	5,529,669

Total		17,561,501

Health Care Providers & Services 2.7%

Cardinal Health, Inc.	221,121	10,436,911

CIGNA Corp.	98,700	7,154,763

Express Scripts Holding Co.(a)	104,092	6,421,436

Total		24,013,110

Pharmaceuticals 3.3%

Johnson & Johnson	201,026	17,260,092

Pfizer, Inc.	276,069	7,732,693

Salix Pharmaceuticals Ltd.(a)	53,285	3,524,803

Total		28,517,588

Total Health Care		77,843,305

Industrials 7.0%
Aerospace & Defense 1.8%

Honeywell International, Inc.	108,036	8,571,576

United Technologies Corp.	79,654	7,403,043

Total		15,974,619

Air Freight & Logistics 0.7%

FedEx Corp.	56,880	5,607,230

Commercial Services & Supplies 0.6%

Tyco International Ltd.	156,709	5,163,562

Electrical Equipment 0.9%

Eaton Corp. PLC	117,512	7,733,465

Industrial Conglomerates 1.1%

General Electric Co.	423,548	9,822,078

Machinery 0.3%

Caterpillar, Inc.	28,290	2,333,642

Professional Services 0.9%

Nielsen Holdings NV	230,605	7,746,022

Road & Rail 0.5%

Union Pacific Corp.	30,060	4,637,657

Trading Companies & Distributors 0.2%

MRC Global, Inc.(a)	68,033	1,879,071

Total Industrials		60,897,346

Information Technology 12.7%
Communications Equipment 0.8%

QUALCOMM, Inc.	113,818	6,952,004

Computers & Peripherals 3.1%

Apple, Inc.	36,941	14,631,591

EMC Corp.	295,759	6,985,828

Common Stocks (continued)
Issuer	Shares	Value ($)
Hewlett-Packard Co.	237,203	5,882,634

Total		27,500,053

Internet Software & Services 2.8%

Baidu, Inc., ADR(a)	18,330	1,732,735

eBay, Inc.(a)	48,530	2,509,971

Facebook, Inc., Class A(a)	91,081	2,264,274

Google, Inc., Class A(a)	20,259	17,835,416

Total		24,342,396

IT Services 1.5%

International Business Machines Corp.	23,659	4,521,472

Mastercard, Inc., Class A	14,836	8,523,282

Total		13,044,754

Semiconductors & Semiconductor Equipment 0.4%

Skyworks Solutions, Inc.(a)	151,407	3,314,299

Software 4.1%

Activision Blizzard, Inc.	320,770	4,574,180

Citrix Systems, Inc.(a)	71,822	4,333,021

Electronic Arts, Inc.(a)	357,476	8,211,224

Intuit, Inc.	136,190	8,311,676

Microsoft Corp.	298,663	10,312,833

Total		35,742,934

Total Information Technology		110,896,440

Materials 0.7%
Chemicals 0.7%

Celanese Corp., Class A	61,375	2,749,600

Dow Chemical Co. (The)	109,412	3,519,784

Total		6,269,384

Total Materials		6,269,384

Telecommunication Services 1.5%
Diversified Telecommunication Services 1.0%

AT&T, Inc.	237,085	8,392,809

Wireless Telecommunication Services 0.5%

Vodafone Group PLC, ADR	166,528	4,786,015

Total Telecommunication Services		13,178,824

Total Common Stocks (Cost: $457,384,444)		556,851,627

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	31

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes 11.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Aerospace & Defense 0.1%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	71,000	69,047

B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	48,000	48,000

Bombardier, Inc. Senior Notes(b)
01/15/23	6.125%	26,000	25,870

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	58,000	61,987
03/15/21	7.125%	23,000	24,725

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	110,000	117,700

L-3 Communications Corp.
02/15/21	4.950%	645,000	681,037

TransDigm, Inc.(b)
10/15/20	5.500%	22,000	20,790

TransDigm, Inc.(b)(c)
07/15/21	7.500%	33,000	33,743

Total			1,082,899

Automotive 0.1%
Allison Transmission, Inc.(b)
05/15/19	7.125%	42,000	44,415

American Axle & Manufacturing, Inc.
03/15/21	6.250%	30,000	30,488

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	13,000	14,186

Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	975,000	938,776

General Motors Financial Co., Inc.(b) Senior Unsecured
05/15/18	3.250%	9,000	8,753
05/15/23	4.250%	13,000	12,106

Jaguar Land Rover Automotive PLC(b)
02/01/23	5.625%	41,000	39,770

Lear Corp.
03/15/18	7.875%	43,000	45,902

Lear Corp.(b)
01/15/23	4.750%	13,000	12,350

Schaeffler Finance BV(b) Senior Secured
02/15/19	8.500%	32,000	35,920
05/15/21	4.750%	28,000	26,600

Visteon Corp.
04/15/19	6.750%	62,000	65,255

Total			1,274,521

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.9%
Ally Financial, Inc.
03/15/20	8.000%	235,000	272,894

BB&T Corp. Senior Unsecured(d)
04/28/14	0.976%	850,000	853,264

Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,195,000	1,344,956

Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,500,000	1,786,111

Capital One Financial Corp. Senior Unsecured(b)
06/15/23	3.500%	715,000	673,042

Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	970,000	1,110,396

Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,190,000	1,331,419

HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	960,000	1,054,714

ING Bank NV Senior Unsecured(b)(d)
09/25/15	1.913%	910,000	927,407

KeyCorp Senior Unsecured
03/24/21	5.100%	825,000	917,865

Lloyds TSB Bank PLC Bank Guaranteed
01/21/21	6.375%	775,000	894,550

Merrill Lynch & Co., Inc. Senior Unsecured
04/25/18	6.875%	250,000	287,731

Morgan Stanley
04/01/18	6.625%	850,000	963,437

PNC Financial Services Group, Inc. (The) Senior Unsecured(d)
11/09/22	2.854%	920,000	838,420

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	89,000	98,790

U.S. Bank Subordinated Notes(d)
04/29/20	3.778%	1,200,000	1,256,659

Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	1,630,000	1,556,707

Total			16,168,362

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	45,000	45,675

Nuveen Investments, Inc.(b) Senior Unsecured
10/15/17	9.125%	11,000	11,027
10/15/20	9.500%	62,000	61,690

Total			118,392

Building Materials —%
American Builders & Contractors Supply Co., Inc. Senior Unsecured(b)
04/15/21	5.625%	38,000	37,240

Gibraltar Industries, Inc.(b)
02/01/21	6.250%	13,000	13,455

HD Supply, Inc. Secured
04/15/20	11.000%	23,000	26,795

HD Supply, Inc.(b) Senior Unsecured
07/15/20	7.500%	36,000	36,450

Nortek, Inc.
12/01/18	10.000%	8,000	8,680
04/15/21	8.500%	34,000	36,380

Total			159,000

Chemicals 0.2%
Ashland, Inc.(b)
08/15/22	4.750%	22,000	21,780
Senior Unsecured
04/15/18	3.875%	44,000	43,560

Celanese U.S. Holdings LLC
06/15/21	5.875%	44,000	46,640
11/15/22	4.625%	11,000	10,794

Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	475,000	598,178

Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	675,000	676,181

Huntsman International LLC
11/15/20	4.875%	20,000	19,750
03/15/21	8.625%	6,000	6,585

JM Huber Corp. Senior Notes(b)
11/01/19	9.875%	55,000	61,737

Koppers, Inc.
12/01/19	7.875%	12,000	12,840

Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	49,000	51,082

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/15/20	10.000%	9,000	9,360

Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	2,000	2,193

PQ Corp. Secured(b)
05/01/18	8.750%	139,000	141,780

U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV(b)
05/01/21	7.375%	54,000	55,350

Total			1,757,810

Construction Machinery 0.1%
CNH Capital LLC
11/01/16	6.250%	55,000	58,575

Case New Holland, Inc.
12/01/17	7.875%	80,000	90,600

Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	675,000	645,235

Columbus McKinnon Corp.
02/01/19	7.875%	49,000	51,940

H&E Equipment Services, Inc.
09/01/22	7.000%	6,000	6,255

Neff Rental LLC/Finance Corp. Secured(b)
05/15/16	9.625%	59,000	60,770

United Rentals North America, Inc.
12/15/19	9.250%	22,000	24,365
04/15/22	7.625%	118,000	127,735

Total			1,065,475

Consumer Cyclical Services —%
Corrections Corp. of America(b)
05/01/23	4.625%	27,000	26,460

GNET Escrow Corp. Senior Secured(b)
07/01/18	12.125%	22,000	23,100

Goodman Networks, Inc. Senior Secured(b)
07/01/18	13.125%	45,000	47,700

Monitronics International, Inc.
04/01/20	9.125%	26,000	26,520

Service Corp., International Senior Unsecured(b)(c)
01/15/22	5.375%	19,000	18,953

Vivint, Inc.(b) Senior Secured
12/01/19	6.375%	101,000	95,950
Senior Unsecured
12/01/20	8.750%	73,000	69,532

Total			308,215

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	33

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	525,000	496,679

First Quality Finance Co., Inc. Senior Unsecured(b)
05/15/21	4.625%	38,000	36,100

Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	21,000	21,971

Serta Simmons Holdings LLC Senior Unsecured(b)
10/01/20	8.125%	53,000	54,259

Spectrum Brands Escrow Corp.(b)
11/15/20	6.375%	39,000	40,853
11/15/22	6.625%	20,000	20,950

Spectrum Brands, Inc.
03/15/20	6.750%	56,000	59,010

Tempur Sealy International, Inc.(b)
12/15/20	6.875%	7,000	7,385

Total			737,207

Diversified Manufacturing 0.1%
Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	62,000	65,255

Apex Tool Group LLC(b)
02/01/21	7.000%	13,000	13,260

Silver II Borrower/US Holdings LLC(b)
12/15/20	7.750%	34,000	34,170

United Technologies Corp. Senior Unsecured
06/01/22	3.100%	650,000	642,089

Total			754,774

Electric 0.9%
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	630,000	606,642

CMS Energy Corp. Senior Unsecured
02/01/20	6.250%	715,000	835,095

Calpine Corp. Senior Secured(b)
02/15/21	7.500%	47,000	50,055

Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	575,000	670,330

Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	565,000	641,995

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	790,000	734,001

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	67,000	74,370

Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	585,000	651,643

Nevada Power Co.
08/01/18	6.500%	550,000	661,091

PPL Capital Funding, Inc.
06/01/23	3.400%	750,000	710,605

Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	525,000	595,745

Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	500,000	646,998

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	675,000	705,605

Total			7,584,175

Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	46,000	49,220
12/01/20	9.750%	5,000	5,662

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(b)
03/15/21	5.250%	34,000	32,640

Cinemark USA, Inc.
12/15/22	5.125%	20,000	19,300

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(e)(f)
07/01/15	9.300%	436,759	436,759

Total			543,581

Environmental 0.1%
Clean Harbors, Inc.
08/01/20	5.250%	42,000	42,630
06/01/21	5.125%	35,000	35,263

Waste Management, Inc.
03/11/19	7.375%	700,000	844,279

Total			922,172

Food and Beverage 0.5%
ARAMARK Corp.(b)
03/15/20	5.750%	37,000	37,832

B&G Foods, Inc.
06/01/21	4.625%	66,000	63,030

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(b)
04/01/14	7.450%	150,000	157,123

ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	810,000	772,725

Constellation Brands Inc. Senior Unsecured
05/01/21	3.750%	19,000	17,789
05/01/23	4.250%	45,000	42,469

Diageo Capital PLC
04/29/23	2.625%	810,000	753,534

HJ Heinz Co. Secured(b)
10/15/20	4.250%	46,000	43,987

Kraft Foods Group, Inc. Senior Unsecured
06/06/22	3.500%	715,000	708,049

Mondelez International, Inc. Senior Unsecured
02/10/20	5.375%	625,000	701,034

SABMiller Holdings, Inc.(b)
01/15/22	3.750%	700,000	712,380

Shearer’s Foods, Inc. LLC Senior Secured(b)
11/01/19	9.000%	31,000	32,783

Total			4,042,735

Gaming —%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	34,000	32,045

Caesars Operating Escrow LLC/Corp. Senior Secured(b)
02/15/20	9.000%	12,000	11,460

MGM Resorts International
03/01/18	11.375%	37,000	46,250
10/01/20	6.750%	6,000	6,210
12/15/21	6.625%	25,000	25,781

ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	70,000	79,625

Seminole Indian Tribe of Florida(b) Secured
10/01/17	7.750%	8,000	8,500
Senior Secured
10/01/20	6.535%	98,000	103,880

Seneca Gaming Corp.(b)
12/01/18	8.250%	51,000	54,315

SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(b)
06/01/21	6.375%	37,000	35,798

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	27,000	23,625

Total			427,489

Gas Distributors 0.1%
Sempra Energy Senior Unsecured
10/01/22	2.875%	525,000	490,617

Gas Pipelines 0.5%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	61,000	56,578

El Paso LLC Senior Secured
09/15/20	6.500%	48,000	51,169
01/15/32	7.750%	37,000	39,310

El Paso Pipeline Partners Operating Co. LLC
11/15/40	7.500%	525,000	656,238

Enterprise Products Operating LLC
02/01/41	5.950%	615,000	670,017

Hiland Partners LP/Finance Corp.(b)
10/01/20	7.250%	126,000	129,780

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	38,000	38,665
02/15/23	5.500%	59,000	58,115
07/15/23	4.500%	3,000	2,745

NiSource Finance Corp.
02/15/44	4.800%	735,000	665,541

Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	79,000	82,555
04/15/23	5.500%	45,000	44,325

Regency Energy Partners LP/Finance Corp.(b)
11/01/23	4.500%	28,000	25,340

Sabine Pass Liquefaction LLC(b) Senior Secured
02/01/21	5.625%	48,000	46,560
04/15/23	5.625%	73,000	68,985

Southern Natural Gas Co. LLC Senior Unsecured(b)
04/01/17	5.900%	539,000	614,189

TransCanada PipeLines Ltd. Senior Unsecured(c)(d)
06/30/16	0.953%	805,000	805,000

Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	655,000	761,253

Total			4,816,365

Health Care 0.4%
Amsurg Corp.
11/30/20	5.625%	20,000	20,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	35

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Biomet, Inc.
08/01/20	6.500%	41,000	42,256

CHS/Community Health Systems, Inc.
11/15/19	8.000%	73,000	77,654
Senior Secured
08/15/18	5.125%	62,000	62,930

Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	625,000	668,286

ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	71,000	77,567

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	48,000	47,880

Emdeon, Inc.
12/31/19	11.000%	72,000	81,180

Express Scripts Holding Co.
11/15/21	4.750%	625,000	668,657

Fresenius Medical Care U.S. Finance II, Inc.(b)
01/31/22	5.875%	42,000	44,205

Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	34,000	36,975
02/15/21	5.750%	43,000	44,720
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	107,000	109,140
05/15/21	7.750%	48,000	51,840

HCA, Inc.
02/15/22	7.500%	71,000	78,632
05/01/23	5.875%	31,000	31,077

Senior Secured
05/01/23	4.750%	8,000	7,660

Hologic, Inc.
08/01/20	6.250%	12,000	12,443

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	69,000	69,647

IMS Health, Inc. Senior Unsecured(b)
11/01/20	6.000%	34,000	34,595

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	30,000	32,175

McKesson Corp. Senior Unsecured
03/01/21	4.750%	600,000	659,373

Multiplan, Inc.(b)
09/01/18	9.875%	87,000	94,830

Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	48,000	52,800

Radnet Management, Inc.
04/01/18	10.375%	26,000	27,820

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STHI Holding Corp. Secured(b)
03/15/18	8.000%	29,000	31,320

Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	41,000	39,514

Tenet Healthcare Corp.(b) Senior Secured
04/01/21	4.500%	34,000	31,705

Truven Health Analytics, Inc.(b)
06/01/20	10.625%	31,000	34,255

United Surgical Partners International, Inc.
04/01/20	9.000%	25,000	27,000

Universal Hospital Services, Inc. Secured
08/15/20	7.625%	21,000	21,945

Vanguard Health Holding Co. II LLC/Inc.
02/01/19	7.750%	27,000	28,620

Total			3,348,701

Healthcare Insurance 0.1%
Cigna Corp. Senior Unsecured
06/15/20	5.125%	619,000	671,890

Home Construction —%
Ashton Woods U.S.A. LLC/Finance Co.(b)
02/15/21	6.875%	14,000	14,140

Beazer Homes USA, Inc.
05/15/19	9.125%	21,000	21,998

Beazer Homes USA, Inc.(b)
02/01/23	7.250%	18,000	18,180

Brookfield Residential Properties, Inc. /U.S. Corp.(b)
07/01/22	6.125%	17,000	16,681

KB Home
03/15/20	8.000%	30,000	33,300

Meritage Homes Corp.
03/01/18	4.500%	21,000	20,790
04/01/22	7.000%	24,000	26,400

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	48,000	51,240

Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/20	7.750%	36,000	38,790
04/15/20	7.750%	12,000	12,930
04/15/21	5.250%	6,000	5,700

Total			260,149

Independent Energy 0.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	675,000	757,130

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Antero Resources Finance Corp.
12/01/17	9.375%	4,000	4,240
08/01/19	7.250%	14,000	14,595

Aurora USA Oil & Gas, Inc. Senior Unsecured(b)
04/01/20	7.500%	84,000	82,320

Canadian Natural Resources Ltd. Senior Unsecured
05/15/17	5.700%	575,000	652,101

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	75,000	80,250

Chesapeake Energy Corp.
08/15/20	6.625%	47,000	50,172
11/15/20	6.875%	16,000	17,360
02/15/21	6.125%	132,000	138,600
03/15/23	5.750%	39,000	39,488

Comstock Resources, Inc.
06/15/20	9.500%	51,000	55,080

Concho Resources, Inc.
01/15/21	7.000%	148,000	159,100
04/01/23	5.500%	18,000	17,730

Continental Resources, Inc.
10/01/19	8.250%	3,000	3,285
04/01/21	7.125%	88,000	97,020
09/15/22	5.000%	179,000	182,132

Continental Resources, Inc.(b)
04/15/23	4.500%	45,000	43,763

Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	545,000	537,613

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	10,000	10,700

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	73,000	82,307

EnCana Corp. Senior Unsecured
11/15/21	3.900%	625,000	634,432

Halcon Resources Corp.
05/15/21	8.875%	60,000	58,200

Kodiak Oil & Gas Corp.
12/01/19	8.125%	127,000	137,795

Kodiak Oil & Gas Corp.(b)
01/15/21	5.500%	47,000	45,825

LBC Tank Terminals Holding Netherlands BV(b)
05/15/23	6.875%	43,000	43,108

Laredo Petroleum, Inc.
02/15/19	9.500%	76,000	83,600
05/01/22	7.375%	11,000	11,550

Nexen, Inc. Senior Unsecured
03/10/35	5.875%	600,000	626,915

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oasis Petroleum, Inc.
02/01/19	7.250%	74,000	77,145
11/01/21	6.500%	82,000	84,050
01/15/23	6.875%	26,000	26,780

Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	725,000	715,868

QEP Resources, Inc. Senior Unsecured
10/01/22	5.375%	18,000	17,910
05/01/23	5.250%	87,000	84,825

Range Resources Corp.
06/01/21	5.750%	35,000	36,050

SM Energy Co. Senior Unsecured
01/01/23	6.500%	23,000	24,150

SM Energy Co.(b) Senior Unsecured
01/15/24	5.000%	53,000	50,615

Southwestern Energy Co.
02/01/18	7.500%	590,000	699,628

Whiting Petroleum Corp.
10/01/18	6.500%	4,000	4,230

Woodside Finance Ltd.(b)
05/10/21	4.600%	750,000	788,905

Total			7,276,567

Integrated Energy 0.1%
Chevron Corp. Senior Unsecured
06/24/20	2.427%	615,000	611,495

Petro-Canada Senior Unsecured
05/15/18	6.050%	565,000	654,593

Total			1,266,088

Life Insurance 0.4%
Hartford Financial Services Group, Inc. Senior Unsecured
03/30/20	5.500%	795,000	879,233

Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	510,000	653,888

Metropolitan Life Global Funding I Senior Secured(b)
04/11/22	3.875%	735,000	744,626

Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	775,000	883,610

Total			3,161,357

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	37

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	26,500

Media Cable 0.2%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	13,000	13,553
09/30/22	5.250%	76,000	72,200

CCO Holdings LLC/Capital Corp.(b)
03/15/21	5.250%	38,000	37,715

CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	38,000	43,130

Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	57,000	62,130
09/15/22	5.875%	9,000	8,708

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
09/15/20	6.375%	43,000	43,752

Cogeco Cable, Inc.(b)
05/01/20	4.875%	13,000	12,643

DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	895,000	942,746

DISH DBS Corp.
09/01/19	7.875%	98,000	109,760
07/15/22	5.875%	51,000	51,765
03/15/23	5.000%	71,000	68,337

Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	27,000	26,325

Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(b)
01/15/23	5.500%	27,000	25,717

Videotron Ltd.
07/15/22	5.000%	27,000	26,325

WaveDivision Escrow LLC/Corp. Senior Unsecured(b)
09/01/20	8.125%	2,000	2,070

WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	15,000	15,975

Total			1,562,851

Media Non-Cable 0.5%
AMC Networks, Inc.
07/15/21	7.750%	64,000	70,080
12/15/22	4.750%	34,000	32,810

Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	26,000	24,700

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	70,000	72,450

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(b)
11/15/22	6.500%	35,000	35,875
11/15/22	6.500%	75,000	77,250

DigitalGlobe, Inc.(b)
02/01/21	5.250%	21,000	20,160

Hughes Satellite Systems Corp.
06/15/21	7.625%	75,000	79,687

Intelsat Jackson Holdings SA
10/15/20	7.250%	120,000	126,000

Intelsat Luxembourg SA(b)
06/01/21	7.750%	21,000	21,158
06/01/23	8.125%	61,000	62,678

MDC Partners, Inc.(b)
04/01/20	6.750%	56,000	55,860

NBCUniversal Media LLC
04/01/41	5.950%	800,000	913,700

National CineMedia LLC Senior Secured
04/15/22	6.000%	55,000	56,444

News America, Inc.
03/15/33	6.550%	600,000	666,893

Nielsen Finance LLC/Co.(b)
10/01/20	4.500%	107,000	101,115

Reed Elsevier Capital, Inc.(b)
10/15/22	3.125%	700,000	649,251

Sirius XM Radio, Inc.(b) Senior Unsecured
05/15/20	4.250%	46,000	43,240
05/15/23	4.625%	48,000	44,400

TCM Sub LLC(b)
01/15/15	3.550%	650,000	674,044

Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	675,000	601,162

Univision Communications, Inc.(b)
05/15/21	8.500%	32,000	33,920
Senior Secured
11/01/20	7.875%	20,000	21,800
09/15/22	6.750%	43,000	45,150
05/15/23	5.125%	20,000	18,900

Total			4,548,727

Metals 0.3%
Alpha Natural Resources, Inc.
04/15/18	9.750%	24,000	23,130

ArcelorMittal Senior Unsecured
03/01/21	6.000%	783,000	779,085

Arch Coal, Inc.(b)
06/15/19	9.875%	53,000	50,350

Calcipar SA Senior Secured(b)
05/01/18	6.875%	40,000	41,000

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FMG Resources August 2006 Proprietary Ltd.(b)
11/01/19	8.250%	64,000	65,600

FQM Akubra, Inc.(b)
06/01/20	8.750%	72,000	73,620
06/01/21	7.500%	26,000	24,895

Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured(b)
03/15/20	3.100%	850,000	785,667

JMC Steel Group, Inc. Senior Notes(b)
03/15/18	8.250%	41,000	40,077

Peabody Energy Corp.
11/15/18	6.000%	16,000	16,040
11/15/21	6.250%	37,000	35,705

Vale Overseas Ltd.
01/23/17	6.250%	640,000	715,078

Total			2,650,247

Non-Captive Consumer —%
Provident Funding Associates LP/PFG Finance Corp.(b)
06/15/21	6.750%	4,000	3,990

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	43,000	42,247

Total			46,237

Non-Captive Diversified 0.3%
Air Lease Corp.
03/01/20	4.750%	73,000	70,445

CIT Group, Inc. Senior Unsecured
03/15/18	5.250%	82,000	84,255

CIT Group, Inc.(b) Senior Secured
04/01/18	6.625%	134,000	144,720

General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	2,210,000	2,344,284

International Lease Finance Corp. Senior Unsecured
04/15/18	3.875%	21,000	19,740
12/15/20	8.250%	185,000	207,894
04/15/21	4.625%	36,000	33,120

Total			2,904,458

Oil Field Services 0.1%
Athlon Holdings LP/Finance Corp.(b)
04/15/21	7.375%	29,000	28,638

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	140,000	145,250

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Green Field Energy Services, Inc.(b)
Senior Secured
11/15/16	13.250%	110,000	113,850
11/15/16	13.250%	3,000	3,105

Offshore Group Investments Ltd. Senior Secured(b)
04/01/23	7.125%	45,000	44,212

Oil States International, Inc.(b)
01/15/23	5.125%	26,000	27,235

Pacific Drilling SA Senior Secured(b)
06/01/20	5.375%	74,000	69,190

Weatherford International, Inc.
06/15/37	6.800%	725,000	759,613

Total			1,191,093

Other Financial Institutions —%
Patriot Merger Corp. Senior Unsecured(b)(c)
07/15/21	9.000%	18,000	17,595

Other Industry —%
Interline Brands, Inc.
11/15/18	7.500%	39,000	40,950

Unifrax I LLC/Holding Co.(b)
02/15/19	7.500%	27,000	27,675

Total			68,625

Packaging —%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(b)
11/15/20	7.000%	54,000	51,840

BOE Intermediate Holding Corp. Senior Unsecured PIK(b)
11/01/17	9.000%	12,000	11,520

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	78,000	78,585

Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	74,000	79,180
Senior Secured
04/15/19	7.125%	80,000	84,600

Sealed Air Corp.(b)
12/01/20	6.500%	13,000	13,715

Total			319,440

Paper —%
Graphic Packaging International, Inc.
04/15/21	4.750%	46,000	44,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	39

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.2%
GlaxoSmithKline Capital, Inc.
03/18/23	2.800%	650,000	618,573

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b)
12/01/19	9.500%	18,000	19,890

Merck & Co, Inc. Senior Unsecured
05/18/23	2.800%	1,000,000	946,116

VPII Escrow Corp.(b)(c) Senior Unsecured
08/15/18	6.750%	35,000	35,875
07/15/21	7.500%	50,000	51,750

Valeant Pharmaceuticals International(b)
10/15/20	6.375%	84,000	82,950

Total			1,755,154

Property & Casualty 0.4%
ACE INA Holdings, Inc.
03/15/18	5.800%	565,000	658,003

Alliant Holdings, Inc. Senior Unsecured(b)
12/15/20	7.875%	36,000	36,090

Berkshire Hathaway, Inc. Senior Unsecured(d)
08/15/14	0.975%	675,000	677,564

CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	525,000	635,675

HUB International Ltd.(b)
10/15/18	8.125%	64,000	66,560

Liberty Mutual Group, Inc.(b)
06/01/21	5.000%	775,000	817,500

Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	375,000	489,053

Total			3,380,445

Railroads 0.2%
CSX Corp. Senior Unsecured
10/30/20	3.700%	650,000	671,986

Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	770,000	803,371

Total			1,475,357

Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	570,000	650,986

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
REITs 0.3%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	635,000	652,018

CBRE Services, Inc.
03/15/23	5.000%	20,000	18,950

Duke Realty LP
08/15/19	8.250%	625,000	778,862

Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	665,000	714,594

Simon Property Group LP Senior Unsecured
02/01/40	6.750%	495,000	605,060

Total			2,769,484

Restaurants 0.1%
Yum! Brands, Inc. Senior Unsecured
11/01/20	3.875%	510,000	513,703

Retailers 0.2%
99 Cent Only Stores
12/15/19	11.000%	30,000	33,600

Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	52,000	57,460

Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(b)
02/15/18	9.000%	50,000	51,250

Claire’s Stores, Inc. Senior Secured(b)
03/15/20	6.125%	20,000	19,650

Home Depot, Inc. (The) Senior Unsecured
04/01/23	2.700%	710,000	673,120

Jo-Ann Stores, Inc. Senior Unsecured(b)
03/15/19	8.125%	34,000	34,680

Macy’s Retail Holdings, Inc.
07/15/34	6.700%	650,000	739,709

Rite Aid Corp.
03/15/20	9.250%	18,000	19,868
Senior Secured
08/15/20	8.000%	26,000	28,795
Senior Unsecured
02/15/27	7.700%	18,000	18,000

Rite Aid Corp.(b)(c)
06/15/21	6.750%	15,000	14,738

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	25,000	26,812
06/01/22	5.750%	15,000	15,225

Total			1,732,907

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	630,000	691,108

Technology 0.4%
Alliance Data Systems Corp.(b)
12/01/17	5.250%	39,000	40,170
04/01/20	6.375%	22,000	23,100

Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	14,000	13,790
10/01/22	6.375%	20,000	19,650

Apple, Inc. Senior Unsecured
05/03/23	2.400%	960,000	890,365

CDW LLC/Finance Corp.
04/01/19	8.500%	36,000	38,790

CommScope Holdings Co., Inc. Senior Unsecured PIK(b)
06/01/20	6.625%	27,000	25,785

CyrusOne LP/Finance Corp.(b)
11/15/22	6.375%	46,000	47,150

Equinix, Inc. Senior Unsecured
04/01/20	4.875%	20,000	19,600
04/01/23	5.375%	14,000	13,720

First Data Corp.
01/15/21	12.625%	52,000	54,990

First Data Corp.(b)
01/15/21	11.250%	19,000	18,953
08/15/21	11.750%	19,000	17,100
Secured
01/15/21	8.250%	78,000	79,560
Senior Secured
08/15/20	8.875%	58,000	63,220
11/01/20	6.750%	39,000	39,878

Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	1,000,000	977,778

Interactive Data Corp.
08/01/18	10.250%	74,000	81,955

NXP BV/Funding LLC(b)
02/15/21	5.750%	46,000	46,575

Nuance Communications, Inc.(b)
08/15/20	5.375%	93,000	90,907

Oracle Corp. Senior Unsecured
04/15/38	6.500%	555,000	694,879

VeriSign, Inc.(b)
05/01/23	4.625%	33,000	32,010

Total			3,329,925

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Textile —%
Springs Window Fashions LLC Senior Secured(b)
06/01/21	6.250%	47,000	46,060

Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	54,000	62,100

ERAC U.S.A. Finance LLC(b)
10/15/37	7.000%	630,000	741,826

Hertz Corp. (The)
10/15/18	7.500%	32,000	34,320
01/15/21	7.375%	34,000	36,805

Total			875,051

Wireless 0.3%
Cricket Communications, Inc.
10/15/20	7.750%	29,000	27,840

Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	73,000	70,080

MetroPCS Wireless, Inc.(b)
04/01/23	6.625%	33,000	33,578

NII International Telecom SCA(b)
08/15/19	7.875%	38,000	36,005
08/15/19	11.375%	146,000	156,220

Rogers Communications, Inc.
08/15/18	6.800%	615,000	740,400

SBA Telecommunications, Inc.(b)
07/15/20	5.750%	74,000	74,185

Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	7,000	7,858
11/15/21	11.500%	50,000	66,500
11/15/22	6.000%	83,000	81,340

Sprint Nextel Corp.(b)
11/15/18	9.000%	187,000	218,322
03/01/20	7.000%	54,000	58,320

United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	625,000	608,907

Wind Acquisition Finance SA Senior Secured(b)
04/30/20	6.500%	71,000	70,467

Total			2,250,022

Wirelines 0.8%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,050,000	1,205,673

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	41

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc. Senior Unsecured
04/01/20	5.625%	80,000	80,800

Deutsche Telekom International Finance BV
03/23/16	5.750%	400,000	444,667

Embarq Corp. Senior Unsecured
06/01/36	7.995%	660,000	696,396

Frontier Communications Corp. Senior Unsecured
07/01/21	9.250%	10,000	11,425
04/15/22	8.750%	56,000	61,040
04/15/24	7.625%	72,000	72,180

Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	44,000	49,830
06/01/19	8.875%	15,000	15,600

Level 3 Financing, Inc.
04/01/19	9.375%	70,000	75,600
07/01/19	8.125%	21,000	22,050
07/15/20	8.625%	19,000	20,235

Orange SA Senior Unsecured
09/14/16	2.750%	750,000	768,632

PAETEC Holding Corp.
12/01/18	9.875%	54,000	59,670

Softbank Corp. Senior Unsecured(b)
04/15/20	4.500%	65,000	62,644

Telecom Italia Capital SA
07/18/36	7.200%	815,000	802,631

Telefonica Emisiones SAU
06/20/36	7.045%	825,000	905,762

Verizon New York, Inc.
04/01/32	7.375%	1,095,000	1,320,543

Windstream Corp.
08/01/23	6.375%	65,000	60,775

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	33,000	36,630

Senior Secured
01/01/20	8.125%	39,000	42,315

Total			6,815,098

Total Corporate Bonds & Notes
(Cost: $97,244,190)			97,904,234

Residential Mortgage-Backed Securities — Agency 11.2%
Federal Home Loan Mortgage Corp.(c)(g)
07/01/43	3.500%	19,670,000	19,922,022
07/01/43	4.000%	10,570,000	10,991,561
07/01/43	3.000%	15,590,000	15,195,378
Federal Home Loan Mortgage Corp.(g)
08/01/18-05/01/41	5.000%	6,449,947	6,872,205
04/01/32	7.000%	157,530	181,977
12/01/23-06/01/37	6.000%	3,241,415	3,530,660
02/01/17-07/01/32	6.500%	1,251,409	1,409,327

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/18-02/01/38	5.500%	2,822,701	3,034,411
05/01/39-08/01/41	4.500%	8,797,626	9,277,904
10/01/26	3.500%	1,285,000	1,335,164

Federal National Mortgage Association(c)(g)
07/01/28-07/01/43	3.000%	6,985,000	7,115,118
07/01/43	3.500%	3,945,000	4,004,791
07/01/43	4.000%	1,815,000	1,890,790

Federal National Mortgage Association(d)(g)
08/01/34	5.546%	218,157	236,130

Federal National Mortgage Association(g)
11/01/16-12/01/28	6.000%	389,954	426,277
11/01/18-12/01/32	7.000%	1,679,550	1,947,821
06/01/17-09/01/32	6.500%	602,918	673,043
07/01/23	5.000%	442,007	485,428
08/01/23-03/01/38	5.500%	1,919,016	2,104,576
09/01/40	4.000%	3,725,681	3,883,233

Federal National Mortgage Association(g)(h)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	300,709	13,106

Federal National Mortgage Association(g)(i)
10/01/40	4.500%	1,590,204	1,684,836

Government National Mortgage Association(g)
10/15/33	5.500%	679,766	774,715
09/15/33	5.000%	700,603	763,120

Total Residential Mortgage-Backed Securities — Agency
(Cost: $97,451,901)			97,753,593

Residential Mortgage-Backed Securities — Non-Agency 0.4%
Springleaf Mortgage Loan Trust(b)(d)(g)
CMO Series 2012-1A Class A
09/25/57	2.667%	611,801	623,819

CMO Series 2012-2A Class A
10/25/57	2.220%	358,391	356,946

CMO Series 2012-3A Class A
12/25/59	1.570%	1,430,282	1,407,531

CMO Series 2013-1A Class A
06/25/58	1.270%	1,039,620	1,013,326

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $3,439,775)			3,401,622

Commercial Mortgage-Backed Securities —Agency 4.0%

CMO Series 2013-1A Class A
Government National Mortgage Association(c)(g) Series 2013-105 Class A
12/16/35	1.705%	2,125,000	2,115,537

Government National Mortgage Association(d)(g) Series 2010-52 Class AE
06/16/36	4.115%	663,611	685,937
Series 2013-50 Class AH
06/16/39	2.100%	1,234,416	1,253,613

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g) Series 2009-71 Class A
04/16/38	3.304%	204,323	207,508
Series 2011-109 Class A
07/16/32	2.450%	1,267,417	1,285,479
Series 2011-149 Class A
10/16/46	3.000%	716,015	743,158
Series 2011-161 Class A
01/16/34	1.738%	1,957,763	1,973,815
Series 2011-64 Class A
08/16/34	2.380%	732,649	737,471
Series 2011-64 Class AD
11/16/38	2.700%	356,505	363,084
Series 2011-78 Class A
08/16/34	2.250%	2,212,338	2,244,033
Series 2012-111 Class AC
04/16/47	2.211%	860,180	875,581
Series 2012-25 Class A
11/16/42	2.575%	2,691,804	2,763,629
Series 2012-79 Class A
04/16/39	1.800%	804,654	806,225
Series 2013-12 Class A
10/16/42	1.410%	1,459,953	1,454,282
Series 2013-17 Class AH
10/16/43	1.558%	1,112,281	1,112,798
Series 2013-2 Class AB
12/16/42	1.600%	1,104,328	1,107,199
Series 2013-30 Class A
05/16/42	1.500%	1,924,225	1,919,568
Series 2013-32 Class AB
01/16/42	1.900%	746,434	752,757
Series 2013-33 Class A
07/16/38	1.061%	2,794,259	2,759,409
Series 2013-40 Class A
10/16/41	1.511%	1,217,608	1,216,426
Series 2013-45 Class A
10/16/40	1.450%	2,765,776	2,756,796
Series 2013-57 Class A
06/16/37	1.350%	2,611,435	2,598,986
Series 2013-61 Class A
01/16/43	1.450%	1,380,028	1,374,102
Series 2013-78 Class AB
01/01/55	1.624%	1,372,014	1,365,230

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $34,757,013)			34,472,623

Commercial Mortgage-Backed Securities — Non-Agency 1.5%
Americold 2010 LLC Trust Series 2010-ARTA Class A1(b)(g)
01/14/29	3.847%	521,034	560,899

Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class A4(g)
07/10/43	4.668%	625,000	661,791

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage Securities Corp.(d)(g) Series 2004-C1 Class A4
01/15/37	4.750%	597,138	602,447

Credit Suisse First Boston Mortgage Securities Corp.(g) Series 2004-C2 Class A1
05/15/36	3.819%	36,351	36,550

DBRR Trust(b)(f)(g) Series 2012-EZ1 Class A
09/25/45	1.393%	350,000	350,442
09/25/45	2.062%	1,545,000	1,550,539

DBUBS Mortgage Trust Series 2011-LC1A Class A3(b)(g)
11/10/46	5.002%	225,000	247,843

General Electric Capital Assurance Co.(b)(d)(g) Series 2003-1 Class A4
05/12/35	5.254%	298,199	313,121
Series 2003-1 Class A5
05/12/35	5.743%	400,000	461,202

JPMorgan Chase Commercial Mortgage Securities Corp.(b)(g) Series 2009-IWST Class A2
12/05/27	5.633%	500,000	560,650
Series 2010-C1 Class A1
06/15/43	3.853%	467,862	489,021
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	727,204
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	701,812

JPMorgan Chase Commercial Mortgage Securities Corp.(d)(g) Series 2005-LDP3 Class ASB
08/15/42	4.893%	319,494	330,488
Series 2006-LDP6 Class ASB
04/15/43	5.490%	129,924	134,909

JPMorgan Chase Commercial Mortgage Securities Corp.(g) Series 2005-LDP2 Class A3
07/15/42	4.697%	110,047	110,040

LB-UBS Commercial Mortgage Trust(d)(g) Series 2007-C7 Class A3
09/15/45	5.866%	816,140	909,031

LB-UBS Commercial Mortgage Trust(g) Series 2004-C2 Class A3
03/15/29	3.973%	309,455	310,844

Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4(b)(d)(g)
09/15/47	5.033%	450,000	508,289

Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A(b)(d)(g)
08/12/45	5.982%	1,325,000	1,483,477

Motel 6 Trust Series 2012-MTL6 Class A1(b)(g)
10/05/25	1.500%	299,336	291,431

ORES NPL LLC Series 2012-LV1 Class A(b)(g)
09/25/44	4.000%	91,148	91,131

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	43

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
S2 Hospitality LLC Series 2012-LV1 Class A(b)(g)
04/15/25	4.500%	121,587	121,444

Wachovia Bank Commercial Mortgage Trust(d)(g) Series 2005-C22 Class AM
12/15/44 5.515%		300,000	320,795
Series 2005-C21 Class A4
10/15/44 5.414%		868,879	934,139

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $12,295,287)			12,809,539

Asset-Backed Securities — Non-Agency 0.8%
American Credit Acceptance Receivables Trust Series 2012-3 Class A(b)
11/15/16	1.640%	189,907	190,161

Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A(b)
08/20/14	3.630%	133,333	133,690

Chesapeake Funding LLC Series 2012-1A Class A(b)(d)
11/07/23	0.943%	1,453,805	1,460,626

Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(b)(d)
04/26/37	0.323%	150,347	149,264

GTP Towers Issuer LLC(b)
02/15/15	4.436%	300,000	311,609

Hertz Vehicle Financing LLC Series 2010-1A Class A1(b)
02/25/15	2.600%	500,000	504,226

Nations Equipment Finance Funding I LLC Series 2013-1A Class A(b)
11/20/16	1.697%	1,198,147	1,198,147

SBA Tower Trust(b)
04/15/40	4.254%	1,000,000	1,032,575

SLM Student Loan Trust Series 2012-A Class A2(b)
01/17/45	3.830%	400,000	426,129

Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	325,000	329,093

Sierra Receivables Funding Co. LLC(b) Series 2010-1A Class A1
07/20/26	4.480%	54,273	56,152

Series 2010-2A Class A
11/20/25	3.840%	102,483	104,231

Series 2010-3A Class A
11/20/25	3.510%	112,952	115,015

Sierra Receivables Funding Co. LLC(b)(d) Series 2007-2A Class A2 (NPFGC)
09/20/19	1.192%	225,266	225,472

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wheels SPV LLC Series 2012-1 Class A2(b)
03/20/21	1.190%	535,811	537,781

Total Asset-Backed Securities — Non-Agency (Cost: $6,670,174)			6,774,171

Inflation-Indexed Bonds 0.7%
United States 0.7%
U.S. Treasury Inflation-Indexed Bond
01/15/29	2.500%	514,487	634,588
07/15/17	2.625%	1,122,030	1,272,890
07/15/15	1.875%	702,989	747,311
04/15/14	1.250%	3,071,202	3,113,191

Total			5,767,980

Total Inflation-Indexed Bonds (Cost: $5,587,337)			5,767,980

U.S. Treasury Obligations 3.6%
U.S. Treasury
08/15/40	3.875%	13,555,000	14,652,115
01/15/16	0.375%	925,000	921,675
07/31/17	0.500%	15,800,000	15,421,053

Total U.S. Treasury Obligations (Cost: $32,515,373)			30,994,843

Foreign Government Obligations 0.6%
Canada 0.5%
Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	1,265,000	1,432,853

Province of Ontario Senior Unsecured
12/15/17	3.150%	1,320,000	1,400,975

Province of Quebec Senior Unsecured
05/14/18	4.625%	1,270,000	1,430,147

Total			4,263,975

Mexico 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,000,000	1,065,000

Total Foreign Government Obligations (Cost: $5,284,852)			5,328,975

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	1,200,000	1,296,852

Total Municipal Bonds
(Cost: $1,324,233)			1,296,852

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive —%
Affinia Group, Inc. Tranche B2 Term Loan(d)(j)
04/25/20	4.750%	18,000	17,932

Brokerage —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan(d)(j)
02/28/19	6.500%	35,000	34,504

Chemicals —%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan(d)(j)
02/01/20	4.750%	22,943	22,923

Macdermid, Inc. 2nd Lien Tranche B Term Loan(d)(j)
12/07/20	7.750%	8,000	8,070

PQ Corp. Term Loan(d)(j)
08/07/17	4.500%	64,837	64,837

Total			95,830

Consumer Cyclical Services —%
New Breed, Inc. Term Loan(d)(j)
10/01/19	6.000%	74,625	74,438

Consumer Products —%
Serta Simmons Holdings LLC Term Loan(d)(j)
10/01/19	5.000%	42,892	42,850

Sun Products Corp. (The) Tranche B Term Loan(d)(j)
03/23/20	5.500%	9,645	9,524

Total			52,374

Food and Beverage —%
New HB Acquisition LLC Tranche B Term Loan(d)(j)
04/09/20	6.750%	25,000	25,417

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gaming —%
ROC Finance LLC Tranche B Term Loan(c)(d)(j)
03/27/19	5.000%	26,000	25,957

Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan(d)(j)
02/20/20	8.500%	65,000	64,729

ConvaTec, Inc. Term Loan(d)(j)
12/22/16	5.000%	8,726	8,757

U.S. Renal Care, Inc.(d)(j) 1st Lien Term Loan
07/03/19	6.250%	55,580	55,858
2nd Lien Term Loan
01/03/20	10.250%	56,000	56,980

United Surgical Partners International, Inc. Term Loan(d)(j)
04/03/19	4.750%	15,933	15,843

Total			202,167

Life Insurance —%
Alliant Holdings I, Inc. Term Loan(d)(j)
12/20/19	5.000%	23,880	23,820

Lodging —%
Four Seasons Holdings 2nd Lien Term Loan(c)(d)(j)
12/24/20	6.250%	11,000	11,083

Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan(c)(d)(j)
12/11/20	7.000%	5,000	5,025

WideOpenWest Finance LLC Tranche B Term Loan(d)(j)
04/01/19	4.750%	48,632	48,693

Total			53,718

Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(d)(j)
09/16/19	7.500%	52,000	52,975

Metals —%
FMG Resources August 2006 Proprietary Ltd. Term Loan(d)(j)(k)(l)
10/18/17	5.250%	—	—

Total			—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	45

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Property & Casualty —%
Asurion LLC Tranche B1 Term Loan(d)(j)
05/24/19	4.500%	53,730	53,179

Lonestar Intermediate Super Holdings LLC Term Loan(d)(j)
09/02/19	11.000%	82,000	85,280

Total			138,459

Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(d)(j)
08/21/20	5.750%	34,000	34,425

Technology 0.1%
Ancestry.com, Inc. Tranche B1 Term Loan(d)(j)
12/28/18	5.250%	58,307	58,206

Blue Coat Systems 2nd Lien Term Loan(c)(d)(j)
06/26/20	9.500%	83,000	82,585

Freescale Semiconductor, Inc. Tranche B4 Term Loan(d)(j)
03/01/20	5.000%	57,948	57,430

ION Trading Technologies SARL(c)(d)(j) 2nd Lien Term Loan
05/22/21	8.250%	27,637	27,568

ION Trading Technologies SARL(d)(j) 2nd Lien Term Loan
05/22/21	8.250%	40,000	39,900

Total			265,689

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Wirelines —%
Integra Telecom Holdings, Inc.(d)(j) 2nd Lien Term Loan
02/21/20	9.750%	6,000	6,135
Tranche B Term Loan
02/22/19	5.250%	16,958	16,949

Total			23,084

Total Senior Loans
(Cost: $1,117,093)			1,131,872

Warrants —%
Issuer		Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(a)		110	6,600

Total Warrants (Cost: $4,452)			6,600

Money Market Funds 8.5%
		Shares	Value
Columbia Short-Term Cash Fund, 0.106%(m)(n)		73,953,809	73,953,809

Total Money Market Funds
(Cost: $73,953,809)			73,953,809

Total Investments
(Cost: $829,029,933)			928,448,340

Other Assets & Liabilities, Net			(57,308,476)

Net Assets			871,139,864

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 5-year	(175)	(21,183,204)	September 2013	314,512	—
U.S. Treasury Note, 10-year	(106)	(13,415,625)	September 2013	363,963	—

Total				678,475	—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $32,909,356 or 3.78% of net assets.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Variable rate security.

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2013 was $436,759, representing 0.05% of net assets. Information concerning such security holdings at June 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	08/12/96	422,567

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $2,337,740, which represents 0.27% of net assets.

(g)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.
(h)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(i)	At June 30, 2013, investments in securities included securities valued at $280,806 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	Represents fractional shares.

(l)	Negligible market value.

(m)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	56,568,662	215,850,513	(198,465,366)	73,953,809	45,028	73,953,809

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	47

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	76,451,831	—	—	76,451,831

Consumer Staples	59,104,420	—	—	59,104,420

Energy	54,052,189	—	—	54,052,189

Financials	98,157,888	—	—	98,157,888

Health Care	77,843,305	—	—	77,843,305

Industrials	60,897,346	—	—	60,897,346

Information Technology	110,896,440	—	—	110,896,440

Materials	6,269,384	—	—	6,269,384

Telecommunication Services	13,178,824	—	—	13,178,824

Warrants

Energy	—	6,600	—	6,600

Total Equity Securities	556,851,627	6,600	—	556,858,227

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Entertainment	—	106,822	436,759	543,581

All other industries	—	97,360,653	—	97,360,653

Residential Mortgage-Backed Securities — Agency	—	97,753,593	—	97,753,593

Residential Mortgage-Backed Securities — Non-Agency	—	3,401,622	—	3,401,622

Commercial Mortgage-Backed Securities — Agency	—	32,357,086	2,115,537	34,472,623

Commercial Mortgage-Backed Securities — Non-Agency	—	10,908,558	1,900,981	12,809,539

Asset-Backed Securities — Non-Agency	—	5,576,024	1,198,147	6,774,171

Inflation-Indexed Bonds	—	5,767,980	—	5,767,980

U.S. Treasury Obligations	30,994,843	—	—	30,994,843

Foreign Government Obligations	—	5,328,975	—	5,328,975

Municipal Bonds	—	1,296,852	—	1,296,852

Total Bonds	30,994,843	259,858,165	5,651,424	296,504,432

Other

Senior Loans

Healthcare	—	146,309	55,858	202,167

All other industries	—	929,705	—	929,705

Money Market Funds	73,953,809	—	—	73,953,809

Total Other	73,953,809	1,076,014	55,858	75,085,681

Investments in Securities	661,800,279	260,940,779	5,707,282	928,448,340

Derivatives

Assets

Futures Contracts	678,475	—	—	678,475

Total	662,478,754	260,940,779	5,707,282	929,126,815

See	the Portfolio of Investments for all investment classifications not indicated in the table.

The	Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There	were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative	instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	49

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Commercial Mortgage-Backed Securities — Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2012	512,819	—	3,285,998	—	—	3,798,817

Accrued discounts/premiums	3,042	—	(30)	—	—	3,012

Realized gain (loss)	1,119	—	2,185	—	2	3,306

Change in unrealized appreciation (depreciation)(a)	(4,161)	—	4,545	—	(421)	(37)

Sales	(76,060)	—	(1,391,717)	(51,853)	(140)	(1,519,770)

Purchases	—	2,115,537	—	1,250,000	—	3,365,537

Transfers into Level 3	—	—	—	—	56,417	56,417

Transfers out of Level 3	—	—	—	—	—	—

Balance as of June 30, 2013	436,759	2,115,537	1,900,981	1,198,147	55,858	5,707,282

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $1,587, which is comprised of Corporate Bonds & Notes of $(4,161), Commercial Mortgage Backed Securities — Non-Agency of $6,169 and Senior Loans of $(421).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial mortgage backed securities, asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 41.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	519,000	504,727

B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	299,000	299,000

Bombardier, Inc. Senior Notes(a)
01/15/23	6.125%	356,000	354,220

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	277,000	296,044

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	672,000	719,040

L-3 Communications Corp.
02/15/21	4.950%	4,335,000	4,577,201

Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	1,880,000	1,870,831

TransDigm, Inc.
12/15/18	7.750%	129,000	135,773

TransDigm, Inc.(a)
10/15/20	5.500%	144,000	136,080

TransDigm, Inc.(a)(b)
07/15/21	7.500%	239,000	244,377

Total			9,137,293

Automotive 1.4%
Allison Transmission, Inc.(a)
05/15/19	7.125%	274,000	289,755

American Axle & Manufacturing, Inc.
03/15/21	6.250%	239,000	242,884

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	383,000	417,949

Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	183,000	193,980

Ford Motor Co. Senior Unsecured
02/01/29	6.375%	4,380,000	4,641,766
07/16/31	7.450%	4,121,000	4,933,723
11/01/46	7.400%	3,025,000	3,564,119

Ford Motor Credit Co. LLC Senior Unsecured
04/15/16	4.207%	2,855,000	2,982,470
06/15/16	3.984%	20,495,000	21,471,177

General Motors Financial Co., Inc.(a) Senior Unsecured
05/15/18	3.250%	63,000	61,268
05/15/23	4.250%	90,000	83,812

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Land Rover Automotive PLC(a)
02/01/23	5.625%	321,000	311,370

Schaeffler Finance BV(a)
Senior Secured
02/15/19	8.500%	231,000	259,297
05/15/21	4.750%	215,000	204,250

Visteon Corp.
04/15/19	6.750%	493,000	518,882

Total			40,176,702

Banking 7.5%
Ally Financial, Inc.
02/15/17	5.500%	222,000	231,948
03/15/20	8.000%	1,498,000	1,739,552

Bank of Montreal Senior Unsecured
11/06/22	2.550%	13,815,000	12,849,875

Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	1,680,000	1,940,625

Bank of New York Mellon(c)
12/29/49	4.500%	10,890,000	10,127,700

Barclays Bank PLC(a)(c)
09/29/49	7.434%	10,364,000	10,778,560

Barclays Bank PLC(c)
12/15/49	6.278%	6,630,000	6,397,950

Citigroup, Inc. Subordinated Notes
08/25/36	6.125%	4,910,000	4,807,327

City National Bank Subordinated Notes
07/15/22	5.375%	6,450,000	6,864,985

Credit Agricole SA(a)(c)
12/31/49	8.375%	8,300,000	8,787,625

HBOS PLC Subordinated Notes(a)
05/21/18	6.750%	24,825,000	26,285,629

JPMorgan Chase & Co. Senior Unsecured
09/23/22	3.250%	4,590,000	4,357,755

JPMorgan Chase & Co.(c)
04/29/49	7.900%	3,756,000	4,244,280
12/29/49	5.150%	7,840,000	7,467,600

JPMorgan Chase Capital XXI(c)
02/02/37	1.223%	20,716,000	15,744,160

JPMorgan Chase Capital XXIII(c)
05/15/47	1.275%	8,795,000	6,684,200

Lloyds Banking Group PLC(a)(c)
11/29/49	6.267%	4,848,000	3,636,000

M&T Bank Corp.(a)
12/31/49	6.875%	12,533,000	13,042,241

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	51

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mellon Capital IV(c)
06/29/49	4.000%	535,000	492,200

Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	4,090,000	4,404,766

PNC Financial Services Group, Inc. (The)(c)
05/29/49	4.494%	8,730,000	8,681,985

Societe Generale SA Subordinated Notes(c)
12/31/49	6.625%	3,195,000	3,212,828

State Street Capital Trust IV(c)
06/01/67	1.273%	5,480,000	4,443,020

State Street Corp.
03/15/18	4.956%	18,050,000	19,886,479

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	572,000	634,920

U.S. Bancorp Subordinated Notes
07/15/22	2.950%	7,268,000	6,742,146

Wachovia Capital Trust III(c)
03/29/49	5.570%	10,800,000	10,597,500

Wells Fargo & Co.(c)
03/29/49	7.980%	5,890,000	6,655,700

Wells Fargo Capital X
12/15/36	5.950%	5,973,000	5,883,405

Total			217,622,961

Brokerage —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	339,000	344,085

Nuveen Investments, Inc. Senior Unsecured(a)
10/15/20	9.500%	402,000	399,990

Total			744,075

Building Materials 0.1%
American Builders & Contractors Supply Co., Inc. Senior Unsecured(a)
04/15/21	5.625%	276,000	270,480

Gibraltar Industries, Inc.(a)
02/01/21	6.250%	103,000	106,605

HD Supply, Inc.
01/15/21	10.500%	280,000	289,800
Secured
04/15/20	11.000%	190,000	221,350

HD Supply, Inc.(a) Senior Unsecured
07/15/20	7.500%	362,000	366,525

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	303,000	313,605

Nortek, Inc.
12/01/18	10.000%	55,000	59,675
04/15/21	8.500%	303,000	324,210

Total			1,952,250

Chemicals 0.7%
Ashland, Inc.(a)
08/15/22	4.750%	210,000	207,900
08/15/22	4.750%	157,000	155,430

Celanese U.S. Holdings LLC
06/15/21	5.875%	408,000	432,480
11/15/22	4.625%	39,000	38,269

Huntsman International LLC
11/15/20	4.875%	149,000	147,138

JM Huber Corp. Senior Notes(a)
11/01/19	9.875%	399,000	447,877

Lubrizol Corp.
02/01/19	8.875%	2,305,000	3,029,989

LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	5,445,000	5,924,683
11/15/21	6.000%	6,555,000	7,365,893

Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	389,000	405,532
10/15/20	10.000%	66,000	68,640

PQ Corp. Secured(a)
05/01/18	8.750%	1,072,000	1,093,440

U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV(a)
05/01/21	7.375%	417,000	427,425

Total			19,744,696

Construction Machinery 0.2%
CNH Capital LLC
11/01/16	6.250%	324,000	345,060

Case New Holland, Inc.
12/01/17	7.875%	596,000	674,970

Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	3,360,000	3,209,230

Columbus McKinnon Corp.
02/01/19	7.875%	434,000	460,040

H&E Equipment Services, Inc.
09/01/22	7.000%	51,000	53,168

Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	436,000	449,080

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
12/15/19	9.250%	327,000	362,152
04/15/22	7.625%	428,000	463,310
Secured
07/15/18	5.750%	263,000	276,150

Total			6,293,160

Consumer Cyclical Services 0.1%
Corrections Corp. of America(a)
05/01/23	4.625%	188,000	184,240

GNET Escrow Corp. Senior Secured(a)
07/01/18	12.125%	163,000	171,150

Goodman Networks, Inc. Senior Secured(a)
07/01/18	13.125%	331,000	350,860

Monitronics International, Inc.
04/01/20	9.125%	190,000	193,800

Vivint, Inc.(a) Senior Secured
12/01/19	6.375%	1,042,000	989,900
Senior Unsecured
12/01/20	8.750%	534,000	508,635

Total			2,398,585

Consumer Products 0.1%
First Quality Finance Co., Inc. Senior Unsecured(a)
05/15/21	4.625%	274,000	260,300

Serta Simmons Holdings LLC Senior Unsecured(a)
10/01/20	8.125%	409,000	418,714

Spectrum Brands Escrow Corp.(a)
11/15/20	6.375%	287,000	300,632
11/15/22	6.625%	151,000	158,173

Spectrum Brands, Inc.
03/15/20	6.750%	403,000	424,661

Tempur Sealy International, Inc.(a)
12/15/20	6.875%	54,000	56,970

Total			1,619,450

Diversified Manufacturing 0.6%
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	452,000	475,730

Apex Tool Group LLC(a)
02/01/21	7.000%	101,000	103,020

General Electric Co. Senior Unsecured
10/09/22	2.700%	8,360,000	7,911,845
10/09/42	4.125%	8,230,000	7,657,974

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Silver II Borrower/US Holdings LLC(a)
12/15/20	7.750%	321,000	322,605

Total			16,471,174

Electric 3.9%
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	9,014,000	10,023,424
01/15/42	4.100%	2,033,000	1,864,188

CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	3,907,000	4,323,518

Calpine Corp. Senior Secured(a)
02/15/21	7.500%	376,000	400,440

Commonwealth Edison Co. 1st Mortgage
03/15/36	5.900%	2,485,000	2,922,541

Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	2,960,000	3,822,630

Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	7,884,000	7,142,463

FirstEnergy Corp. Senior Unsecured
03/15/18	2.750%	7,415,000	7,218,777
03/15/23	4.250%	4,175,000	3,879,055

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	490,000	543,900

Georgia Power Co. Senior Unsecured
09/01/40	4.750%	4,315,000	4,258,292

Nevada Power Co.
05/15/18	6.500%	4,500,000	5,369,301
08/01/18	6.500%	912,000	1,096,210
05/15/41	5.450%	7,315,000	8,248,635

Niagara Mohawk Power Corp. Senior Unsecured(a)
08/15/19	4.881%	4,309,000	4,796,257

Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	4,160,000	4,385,717

PPL Capital Funding, Inc.
06/01/18	1.900%	5,425,000	5,329,016
06/01/23	3.400%	14,425,000	13,667,298

Pacific Gas & Electric Co. Senior Unsecured
06/15/23	3.250%	5,471,000	5,357,630
01/15/40	5.400%	3,380,000	3,689,378

Sierra Pacific Power Co.
05/15/16	6.000%	7,522,000	8,519,365

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	53

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	3,765,000	3,748,976

Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	2,015,000	2,308,942

Total			112,915,953

Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	581,000	621,670
12/01/20	9.750%	43,000	48,698

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(a)
03/15/21	5.250%	234,000	224,640

Cinemark USA, Inc.
12/15/22	5.125%	149,000	143,785

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(d)(e)
07/01/15	9.300%	809,988	809,988

Total			1,848,781

Environmental —%
Clean Harbors, Inc.
08/01/20	5.250%	514,000	521,710

Food and Beverage 1.3%
ARAMARK Corp.(a)
03/15/20	5.750%	250,000	255,625

B&G Foods, Inc.
06/01/21	4.625%	446,000	425,930

Campbell Soup Co. Senior Unsecured
08/02/22	2.500%	3,881,000	3,539,107
08/02/42	3.800%	5,516,000	4,590,217

Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	8,280,000	8,465,513

ConAgra Foods, Inc. Senior Unsecured
01/25/18	1.900%	8,020,000	7,884,310
10/01/28	7.000%	5,004,000	6,015,483

Constellation Brands Inc. Senior Unsecured
05/01/21	3.750%	132,000	123,585
05/01/23	4.250%	328,000	309,550

HJ Heinz Co. Secured(a)
10/15/20	4.250%	623,000	595,744

Heineken NV Senior Unsecured(a)
10/01/42	4.000%	1,260,000	1,073,035

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mondelez International, Inc. Senior Unsecured
02/09/40	6.500%	2,080,000	2,450,418

Pinnacle Foods Finance LLC/Corp.(a)
05/01/21	4.875%	201,000	191,955

Shearer’s Foods, Inc. LLC Senior Secured(a)
11/01/19	9.000%	236,000	249,570

Total			36,170,042

Gaming 0.1%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	320,000	301,600

Caesars Operating Escrow LLC/Corp. Senior Secured(a)
02/15/20	9.000%	55,000	52,525

MGM Resorts International
03/01/18	11.375%	412,000	515,000
10/01/20	6.750%	51,000	52,785
12/15/21	6.625%	127,000	130,969

ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	558,000	634,725

Seminole Indian Tribe of Florida(a) Secured
10/01/17	7.750%	53,000	56,313
Senior Secured
10/01/20	6.535%	546,000	578,760

Seneca Gaming Corp.(a)
12/01/18	8.250%	297,000	316,305

Studio City Finance Ltd.(a)
12/01/20	8.500%	656,000	706,840

SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(a)
06/01/21	6.375%	267,000	258,322

Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	177,000	154,875

Total			3,759,019

Gas Distributors 0.1%
Sempra Energy Senior Unsecured
06/01/16	6.500%	2,530,000	2,901,128

Gas Pipelines 2.8%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	559,000	518,473

Dcp Midstream LLC(a)(c)
05/21/43	5.850%	7,650,000	7,344,000

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
El Paso LLC Senior Secured
09/15/20	6.500%	867,000	924,242
01/15/32	7.750%	218,000	231,610

El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	5,712,000	6,128,456

Enterprise Products Operating LLC
03/15/23	3.350%	4,870,000	4,686,420
02/01/41	5.950%	5,490,000	5,981,124
02/15/42	5.700%	2,070,000	2,192,062

Hiland Partners LP/Finance Corp.(a)
10/01/20	7.250%	847,000	872,410

Kinder Morgan Energy Partners LP Senior Unsecured
01/15/38	6.950%	2,290,000	2,707,469
09/01/39	6.500%	2,895,000	3,238,674

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	306,000	311,355
02/15/23	5.500%	449,000	442,265
07/15/23	4.500%	69,000	63,135

NiSource Finance Corp.
02/15/23	3.850%	3,230,000	3,134,169
12/15/40	6.250%	3,935,000	4,352,204

Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	455,000	481,163
07/15/21	6.500%	467,000	488,015
04/15/23	5.500%	317,000	312,245

Regency Energy Partners LP/Finance Corp.(a)
11/01/23	4.500%	194,000	175,570

Sabine Pass Liquefaction LLC(a) Senior Secured
02/01/21	5.625%	374,000	362,780
04/15/23	5.625%	502,000	474,390

Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	4,980,000	5,202,238

Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	2,890,000	3,833,331

TransCanada PipeLines Ltd.(c)
05/15/67	6.350%	18,141,000	18,918,160

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	5,665,000	5,135,951

Williams Partners LP Senior Unsecured
04/15/40	6.300%	3,080,000	3,228,659

Total			81,740,570

Health Care 0.9%
Amsurg Corp.
11/30/20	5.625%	157,000	157,000

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Biomet, Inc.
08/01/20	6.500%	405,000	417,403

CHS/Community Health Systems, Inc.
11/15/19	8.000%	474,000	504,217
Senior Secured
08/15/18	5.125%	318,000	322,770

ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	597,000	652,222

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	326,000	325,185

Emdeon, Inc.
12/31/19	11.000%	307,000	346,143

Express Scripts Holding Co.
02/15/22	3.900%	5,355,000	5,422,087

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	159,000	165,360
01/31/22	5.875%	537,000	565,192

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	416,000	452,400

HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	144,000	146,880

HCA, Inc.
02/15/22	7.500%	877,000	971,277
05/01/23	5.875%	164,000	164,410
Senior Secured
02/15/20	6.500%	579,000	626,406
02/15/20	7.875%	119,000	128,148
05/01/23	4.750%	43,000	41,173

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	482,000	486,519

IMS Health, Inc. Senior Unsecured(a)
11/01/20	6.000%	211,000	214,693

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	205,000	219,863

McKesson Corp. Senior Unsecured
12/15/22	2.700%	10,540,000	9,827,391

Multiplan, Inc.(a)
09/01/18	9.875%	558,000	608,220

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	338,000	371,800

Radnet Management, Inc.
04/01/18	10.375%	179,000	191,530

STHI Holding Corp. Secured(a)
03/15/18	8.000%	376,000	406,080

Tenet Healthcare Corp. Senior Secured
06/01/20	4.750%	188,000	181,185

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	55

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a) Senior Secured
04/01/21	4.500%	282,000	262,965

Truven Health Analytics, Inc.(a)
06/01/20	10.625%	285,000	314,925

Universal Hospital Services, Inc. Secured
08/15/20	7.625%	95,000	99,275

Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	312,000	330,720
02/01/19	7.750%	231,000	244,860

Total			25,168,299

Healthcare Insurance 0.2%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	4,910,000	4,522,046

Home Construction 0.1%
Ashton Woods U.S.A. LLC/Finance Co.(a)
02/15/21	6.875%	111,000	112,110

Beazer Homes USA, Inc.
05/15/19	9.125%	150,000	157,125

Beazer Homes USA, Inc.(a)
02/01/23	7.250%	136,000	137,360

Brookfield Residential Properties, Inc. /U.S. Corp.(a)
07/01/22	6.125%	14,000	13,738

KB Home
03/15/20	8.000%	199,000	220,890

Meritage Homes Corp.
03/01/18	4.500%	198,000	196,020
04/01/22	7.000%	224,000	246,400

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	204,000	217,770

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/20	7.750%	339,000	365,272
04/15/21	5.250%	109,000	103,550

Total			1,770,235

Independent Energy 2.2%
Anadarko Petroleum Corp. Senior Unsecured
09/15/17	6.375%	2,315,000	2,664,860
03/15/40	6.200%	2,060,000	2,311,266

Antero Resources Finance Corp.
12/01/17	9.375%	25,000	26,500
08/01/19	7.250%	105,000	109,463

Aurora USA Oil & Gas, Inc. Senior Unsecured(a)
04/01/20	7.500%	606,000	593,880

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	709,000	758,630

Chesapeake Energy Corp.
08/15/20	6.625%	761,000	812,367
02/15/21	6.125%	742,000	779,100
03/15/23	5.750%	293,000	296,662

Comstock Resources, Inc.
06/15/20	9.500%	421,000	454,680

Concho Resources, Inc.
01/15/21	7.000%	1,484,000	1,595,300

Continental Resources, Inc.
04/01/21	7.125%	578,000	637,245

Continental Resources, Inc.(a)
04/15/23	4.500%	10,492,000	10,203,470

Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	2,175,000	2,520,068
05/15/42	4.750%	2,440,000	2,277,701

EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK(a)
12/15/17	8.125%	232,825	237,481

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	784,000	883,960

EnCana Corp. Senior Unsecured
11/15/21	3.900%	2,105,000	2,136,769

Halcon Resources Corp.
05/15/21	8.875%	456,000	442,320

Hess Corp. Senior Unsecured
02/15/19	8.125%	1,465,000	1,832,640
10/01/29	7.875%	2,290,000	2,861,284
08/15/31	7.300%	810,000	970,908

Kodiak Oil & Gas Corp.
12/01/19	8.125%	1,032,000	1,119,720

Kodiak Oil & Gas Corp.(a)
01/15/21	5.500%	365,000	355,875

LBC Tank Terminals Holding Netherlands BV(a)
05/15/23	6.875%	302,000	302,755

Laredo Petroleum, Inc.
02/15/19	9.500%	577,000	634,700
05/01/22	7.375%	392,000	411,600

Nexen, Inc. Senior Unsecured
05/15/37	6.400%	4,315,000	4,689,909
07/30/39	7.500%	5,340,000	6,521,608

Oasis Petroleum, Inc.
11/01/21	6.500%	1,120,000	1,148,000
01/15/23	6.875%	315,000	324,450

Plains Exploration & Production Co.
02/15/23	6.875%	358,000	383,025

The accompanying Notes to Financial Statements are an integral part of this statement.

56	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QEP Resources, Inc. Senior Unsecured
05/01/23	5.250%	578,000	563,550

Range Resources Corp.
05/15/19	8.000%	425,000	452,625

Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(a)
09/30/20	5.298%	2,451,475	2,635,336

SM Energy Co. Senior Unsecured
11/15/21	6.500%	215,000	225,750

SM Energy Co.(a) Senior Unsecured
01/15/24	5.000%	324,000	309,420

Whiting Petroleum Corp.
10/01/18	6.500%	25,000	26,438

Woodside Finance Ltd.(a)
05/10/21	4.600%	8,645,000	9,093,451

Total			64,604,766

Integrated Energy 1.4%
Chevron Corp. Senior Unsecured
06/24/20	2.427%	22,505,000	22,376,744

Shell International Finance BV
08/21/22	2.375%	13,095,000	12,236,846
03/25/40	5.500%	3,730,000	4,333,868

Total			38,947,458

Life Insurance 1.7%
ING U.S., Inc.(a)
07/15/22	5.500%	3,495,000	3,717,311

ING U.S., Inc.(a)(c)
05/15/53	5.650%	5,115,000	4,844,230

MetLife Capital Trust X(a)
04/08/38	9.250%	10,969,000	14,479,080

MetLife, Inc.
08/01/39	10.750%	4,053,000	6,261,885

Prudential Financial, Inc. Senior Unsecured
12/01/17	6.000%	385,000	442,108

Prudential Financial, Inc.(c)
06/15/38	8.875%	12,684,000	15,220,800
09/15/42	5.875%	4,790,000	4,801,975
03/15/44	5.200%	690,000	652,050

Total			50,419,439

Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	240,000	254,400

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Cable 0.7%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	609,000	634,882

CCO Holdings LLC/Capital Corp.(a)
03/15/21	5.250%	265,000	263,012

CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	749,000	850,115

Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	231,000	223,493

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
09/15/20	6.375%	356,000	362,230

Cogeco Cable, Inc.(a)
05/01/20	4.875%	87,000	84,608

DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	6,672,000	6,704,246
03/01/21	5.000%	2,315,000	2,438,498

DISH DBS Corp.
06/01/21	6.750%	774,000	822,375
07/15/22	5.875%	536,000	544,040
03/15/23	5.000%	508,000	488,950

NBCUniversal Enterprise, Inc.(a)
04/15/19	1.974%	5,045,000	4,880,008

Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	444,000	432,900

Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(a)
01/15/23	5.500%	188,000	179,070

Videotron Ltd.
07/15/22	5.000%	203,000	197,925

WaveDivision Escrow LLC/Corp. Senior Unsecured(a)
09/01/20	8.125%	11,000	11,385

WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	179,000	190,635

Total			19,308,372

Media Non-Cable 1.0%
AMC Networks, Inc.
07/15/21	7.750%	647,000	708,465
12/15/22	4.750%	202,000	194,930

Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	190,000	180,500

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	575,000	595,125

Clear Channel Worldwide Holdings, Inc.(a)
11/15/22	6.500%	476,000	490,280

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	57

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DigitalGlobe, Inc.(a)
02/01/21	5.250%	161,000	154,560

Hughes Satellite Systems Corp.
06/15/21	7.625%	347,000	368,687
Senior Secured
06/15/19	6.500%	203,000	215,180

Intelsat Jackson Holdings SA
10/15/20	7.250%	1,071,000	1,124,550

Intelsat Luxembourg SA(a)
06/01/21	7.750%	148,000	149,110
06/01/23	8.125%	417,000	428,467

MDC Partners, Inc.(a)
04/01/20	6.750%	369,000	368,078

National CineMedia LLC Senior Secured
04/15/22	6.000%	291,000	298,639

News America, Inc.
12/15/35	6.400%	1,875,000	2,094,358

Nielsen Finance LLC/Co.
10/15/18	7.750%	5,270,000	5,665,250

Nielsen Finance LLC/Co.(a)
10/01/20	4.500%	6,866,000	6,488,370

Reed Elsevier Capital, Inc.(a)
10/15/22	3.125%	7,635,000	7,081,472

Sirius XM Radio, Inc.(a) Senior Unsecured
05/15/20	4.250%	327,000	307,380
05/15/23	4.625%	420,000	388,500

Univision Communications, Inc.(a)
05/15/21	8.500%	226,000	239,560
Senior Secured
11/01/20	7.875%	341,000	371,690
09/15/22	6.750%	268,000	281,400
05/15/23	5.125%	211,000	199,395

Total			28,393,946

Metals 0.9%
Alpha Natural Resources, Inc.
04/15/18	9.750%	174,000	167,693

ArcelorMittal USA LLC
04/15/14	6.500%	4,705,000	4,881,640

ArcelorMittal Senior Unsecured
02/25/15	4.250%	6,246,000	6,292,845
08/05/15	4.250%	7,793,000	7,870,930
10/15/39	7.500%	360,000	342,000
03/01/41	7.250%	2,090,000	1,954,150

Arch Coal, Inc.(a)
06/15/19	9.875%	429,000	407,550

Calcipar SA Senior Secured(a)
05/01/18	6.875%	389,000	398,725

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FMG Resources August 2006 Proprietary Ltd.(a)
11/01/19	8.250%	533,000	546,325

FQM Akubra, Inc.(a)
06/01/20	8.750%	579,000	592,027
06/01/21	7.500%	221,000	211,608

JMC Steel Group, Inc. Senior Notes(a)
03/15/18	8.250%	256,000	250,240

Peabody Energy Corp.
11/15/21	6.250%	338,000	326,170

Rio Tinto Finance USA PLC
08/21/22	2.875%	1,900,000	1,742,106

Total			25,984,009

Non-Captive Consumer 0.6%
Discover Financial Services Senior Unsecured
04/27/22	5.200%	1,680,000	1,734,041
11/21/22	3.850%	4,244,000	3,985,485

HSBC Finance Capital Trust IX(c)
11/30/35	5.911%	4,140,000	4,162,770

HSBC Finance Corp. Subordinated Notes
01/15/21	6.676%	7,640,000	8,446,394

Provident Funding Associates LP/PFG Finance Corp.(a)
06/15/21	6.750%	9,000	8,978

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	294,000	288,855

Total			18,626,523

Non-Captive Diversified 0.6%
Air Lease Corp.
03/01/20	4.750%	644,000	621,460

CIT Group, Inc. Senior Unsecured
08/15/17	4.250%	243,000	244,215

CIT Group, Inc.(a) Senior Unsecured
02/15/19	5.500%	1,351,000	1,388,152

General Electric Capital Corp. Senior Unsecured
09/07/22	3.150%	12,670,000	11,972,149

International Lease Finance Corp. Senior Unsecured
04/15/18	3.875%	28,000	26,320
12/15/20	8.250%	1,717,000	1,929,479

Total			16,181,775

Oil Field Services 0.2%
Athlon Holdings LP/Finance Corp.(a)
04/15/21	7.375%	201,000	198,488

The accompanying Notes to Financial Statements are an integral part of this statement.

58	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,004,000	1,041,650

Green Field Energy Services, Inc.(a) Senior Secured
11/15/16	13.250%	15,000	15,525
11/15/16	13.250%	608,000	629,280

Offshore Group Investments Ltd. Senior Secured(a)
04/01/23	7.125%	244,000	239,730

Oil States International, Inc.(a)
01/15/23	5.125%	213,000	223,117

Pacific Drilling SA Senior Secured(a)
06/01/20	5.375%	440,000	411,400

Weatherford International Ltd.
03/15/38	7.000%	3,665,000	3,918,021

Total			6,677,211

Other Industry 0.7%
Interline Brands, Inc.
11/15/18	7.500%	332,000	348,600

Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	8,645,000	7,707,986

President and Fellows of Harvard College Senior Notes
10/15/40	4.875%	1,485,000	1,614,341

President and Fellows of Harvard College(a)
01/15/39	6.500%	7,120,000	9,618,942

Unifrax I LLC/Holding Co.(a)
02/15/19	7.500%	215,000	220,375

Total			19,510,244

Packaging 0.1%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(a)
11/15/20	7.000%	426,000	408,960

BOE Intermediate Holding Corp. Senior Unsecured PIK(a)
11/01/17	9.000%	89,000	85,440

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	417,000	420,128

Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	268,000	276,710
08/15/19	9.875%	506,000	541,420
Senior Secured
08/15/19	7.875%	265,000	288,850

Total			2,021,508

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper —%
Graphic Packaging International, Inc.
04/15/21	4.750%	321,000	311,370

Pharmaceuticals 0.9%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	149,000	164,645

Johnson & Johnson Senior Unsecured
05/15/41	4.850%	5,602,000	6,150,492

Merck & Co., Inc. Senior Unsecured
09/15/22	2.400%	9,285,000	8,599,581
09/15/42	3.600%	8,455,000	7,302,423

Roche Holdings, Inc.(a)
03/01/19	6.000%	2,700,000	3,223,754

VPII Escrow Corp.(a)(b) Senior Unsecured
08/15/18	6.750%	270,000	276,750
07/15/21	7.500%	385,000	398,475

Valeant Pharmaceuticals International(a)
10/15/20	6.375%	576,000	568,800

Total			26,684,920

Property & Casualty 0.8%
Alliant Holdings, Inc. Senior Unsecured(a)
12/15/20	7.875%	264,000	264,660

HUB International Ltd.(a)
10/15/18	8.125%	470,000	488,800

Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	3,385,000	3,475,332
05/01/42	6.500%	5,650,000	6,045,099
Senior Unsecured
03/15/35	6.500%	2,985,000	3,188,186

Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	7,135,000	9,305,053

Total			22,767,130

Railroads 0.6%
BNSF Funding Trust I(c)
12/15/55	6.613%	9,505,000	10,693,125

CSX Corp. Senior Unsecured
05/30/42	4.750%	4,465,000	4,270,768

Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	2,950,000	3,437,252

Total			18,401,145

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	59

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	2,735,000	3,123,589

REITs 0.9%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	9,525,000	9,780,270

CBRE Services, Inc.
03/15/23	5.000%	140,000	132,650

Duke Realty LP
02/15/15	7.375%	2,060,000	2,248,290
08/15/19	8.250%	3,609,000	4,497,464
06/15/22	4.375%	3,630,000	3,590,440

Simon Property Group LP Senior Unsecured
02/01/23	2.750%	7,590,000	6,967,491

Total			27,216,605

Restaurants 0.4%
McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	13,475,000	11,996,059

Retailers 1.0%
99 Cent Only Stores
12/15/19	11.000%	240,000	268,800

Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	6,890,000	6,254,473

Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	322,000	355,810

Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(a)
02/15/18	9.000%	349,000	357,725

Claire’s Stores, Inc. Senior Secured(a)
03/15/20	6.125%	139,000	136,568

Jo-Ann Stores, Inc. Senior Unsecured(a)
03/15/19	8.125%	277,000	282,540

L Brands, Inc.
04/01/21	6.625%	414,000	449,707

Macy’s Retail Holdings, Inc.
02/15/23	2.875%	3,060,000	2,822,434
07/15/27	6.790%	12,720,000	14,285,527
03/15/37	6.375%	1,940,000	2,180,620

Rite Aid Corp.
03/15/20	9.250%	217,000	239,514
Senior Secured
08/15/20	8.000%	169,000	187,167

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Unsecured
02/15/27	7.700%	124,000	124,000

Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	365,000	370,475

Total			28,315,360

Supermarkets 0.9%
Kroger Co. (The)
12/15/18	6.800%	4,390,000	5,244,180
06/01/29	7.700%	4,715,000	5,946,152

Safeway, Inc. Senior Unsecured
02/01/31	7.250%	13,390,000	14,688,790

Total			25,879,122

Technology 0.7%
Alliance Data Systems Corp.(a)
12/01/17	5.250%	271,000	279,130
04/01/20	6.375%	261,000	274,050

Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	242,000	258,335

CDW LLC/Finance Corp.
04/01/19	8.500%	167,000	179,943

CommScope Holdings Co., Inc. Senior Unsecured PIK(a)
06/01/20	6.625%	186,000	177,630

CyrusOne LP/Finance Corp.(a)
11/15/22	6.375%	341,000	349,525

Equinix, Inc. Senior Unsecured
04/01/20	4.875%	136,000	133,280
07/15/21	7.000%	166,000	180,110

First Data Corp.
01/15/21	12.625%	404,000	427,230

First Data Corp.(a)
01/15/21	11.250%	132,000	131,670
06/15/21	10.625%	116,000	114,550
08/15/21	11.750%	127,000	114,300
Secured
01/15/21	8.250%	554,000	565,080
Senior Secured
08/15/20	8.875%	291,000	317,190
11/01/20	6.750%	375,000	383,438

Microsoft Corp. Senior Unsecured
11/15/22	2.125%	2,205,000	2,007,999

NXP BV/Funding LLC(a)
06/01/18	3.750%	475,000	465,500
02/15/21	5.750%	379,000	383,737

Nuance Communications, Inc.(a)
08/15/20	5.375%	639,000	624,622

The accompanying Notes to Financial Statements are an integral part of this statement.

60	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp. Senior Unsecured
10/15/22	2.500%	12,182,000	11,233,972

VeriSign, Inc.(a)
05/01/23	4.625%	231,000	224,070

Total			18,825,361

Textile —%
Springs Window Fashions LLC Senior Secured(a)
06/01/21	6.250%	261,000	255,780

Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	478,000	519,825

ERAC U.S.A. Finance LLC(a)
10/15/37	7.000%	3,184,000	3,749,163

Hertz Corp. (The)
10/15/18	7.500%	279,000	299,227
01/15/21	7.375%	183,000	198,098

Total			4,766,313

Wireless 0.3%
Cricket Communications, Inc.
10/15/20	7.750%	202,000	193,920

Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	661,000	634,560

MetroPCS Wireless, Inc.(a)
04/01/23	6.625%	233,000	237,078

NII International Telecom SCA(a)
08/15/19	7.875%	259,000	245,403
08/15/19	11.375%	1,092,000	1,168,440

SBA Telecommunications, Inc.(a)
07/15/20	5.750%	845,000	847,112

Sprint Nextel Corp. Senior Unsecured
08/15/20	7.000%	233,000	244,650
11/15/21	11.500%	167,000	222,110
11/15/22	6.000%	1,342,000	1,315,160

Sprint Nextel Corp.(a)
11/15/18	9.000%	935,000	1,091,612
03/01/20	7.000%	125,000	135,000

United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	1,843,000	1,795,546

Wind Acquisition Finance SA Senior Secured(a)
04/30/20	6.500%	587,000	582,598

Total			8,713,189

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 3.6%
AT&T, Inc. Senior Unsecured
12/01/22	2.625%	25,465,000	23,309,006

CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	4,470,000	4,659,975

Embarq Corp. Senior Unsecured
06/01/36	7.995%	5,460,000	5,761,097

Frontier Communications Corp. Senior Unsecured
04/15/22	8.750%	339,000	369,510
01/15/23	7.125%	355,000	353,225
04/15/24	7.625%	444,000	445,110

Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	302,000	342,015
06/01/19	8.875%	192,000	199,680

Level 3 Financing, Inc.
02/01/18	10.000%	215,000	231,662
04/01/19	9.375%	273,000	294,840
07/15/20	8.625%	138,000	146,970

PAETEC Holding Corp.
12/01/18	9.875%	605,000	668,525

Softbank Corp. Senior Unsecured(a)
04/15/20	4.500%	467,000	450,071

Telecom Italia Capital SA
06/04/18	6.999%	9,725,000	10,690,673
07/18/36	7.200%	5,525,000	5,441,153

Telefonica Emisiones SAU
06/20/16	6.421%	3,795,000	4,166,808
07/03/17	6.221%	2,225,000	2,426,374
04/27/18	3.192%	13,770,000	13,337,732
04/27/20	5.134%	1,675,000	1,717,041
02/16/21	5.462%	9,740,000	10,034,016

Verizon Communications, Inc. Senior Unsecured
11/01/22	2.450%	9,810,000	8,894,707

Verizon New York, Inc.
04/01/32	7.375%	6,045,000	7,290,119

Verizon Virginia LLC
10/01/29	8.375%	2,305,000	2,958,875

Windstream Corp.
08/01/23	6.375%	321,000	300,135

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	358,000	397,380
Senior Secured
01/01/20	8.125%	292,000	316,820

Total			105,203,519

Total Corporate Bonds & Notes
(Cost: $1,203,119,755)			1,180,867,242

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	61

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency 19.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(f)
05/01/41 - 06/01/41	4.500%	20,339,629	21,923,116
07/01/39	5.000%	3,809,924	4,123,679
06/01/33	5.500%	519,233	575,441
09/01/28 - 07/01/37	6.000%	13,489,984	15,534,461
04/01/30 - 04/01/32	7.000%	442,755	516,025
08/01/24	8.000%	37,222	43,616
01/01/25	9.000%	15,136	17,856

Federal National Mortgage Association(b)(f)
07/01/43	3.000%	82,465,000	80,570,878
07/01/43	3.500%	161,030,000	163,470,603

Federal National Mortgage Association(f)
10/01/40 - 06/01/42	4.000%	136,603,835	143,549,700
05/01/39 - 08/01/41	4.500%	43,318,732	46,125,482
05/01/41	5.000%	4,555,223	4,973,155
02/01/29 - 09/01/36	5.500%	17,184,270	18,968,729
10/01/28 - 08/01/35	6.000%	10,947,103	12,256,110
05/01/29 - 07/01/38	7.000%	14,872,370	17,022,104
02/01/27 - 09/01/31	7.500%	214,359	252,492
11/01/21 - 04/01/22	8.000%	23,445	27,010
04/01/23	8.500%	33,163	36,332
06/01/24	9.000%	44,003	49,740

Federal National Mortgage Association(f)(g) CMO IO Series 2003-71 Class IM
12/25/31	5.500%	272,334	11,869

Federal National Mortgage Association(f)(h)
01/01/36	5.500%	8,991,118	9,906,068

Government National Mortgage Association(f)
06/15/41	4.500%	20,521,498	22,222,921

Total Residential Mortgage-Backed Securities — Agency
(Cost: $558,295,495)			562,177,387

Residential Mortgage-Backed Securities — Non-Agency 4.4%
American General Mortgage Loan Trust(a)(c)(f) CMO Series 2009-1 Class A7
09/25/48	5.750%	10,093,000	10,391,955
CMO Series 2010-1A Class A1
03/25/58	5.150%	577,286	582,860

BCAP LLC Trust(a)(c)(e)(f)
09/26/36	3.500%	9,802,337	10,041,318
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	8,665,254	8,860,223

BCAP LLC Trust(a)(c)(f) CMO Series 2012-RR10 Class 5A5
04/26/36	0.458%	8,153,220	7,857,129

BCAP LLC Trust(a)(e)(f)
08/26/36	0.328%	3,330,243	3,234,498
01/26/37	0.378%	6,088,284	5,882,804

BCAP LLC(a)(c)(e)(f)
05/26/47	0.403%	3,049,666	2,805,693
CMO Series 2013-RR3 Class 2A1
02/26/37	2.546%	2,759,873	2,749,523

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-RR2 Class 7A1
07/26/36	3.000%	4,396,054	4,407,044

BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(a)(f)
08/27/37	6.000%	1,603,284	1,686,891

Banc of America Funding Corp. CMO Series 2012-R5 Class A(a)(c)(f)
10/03/39	0.454%	6,389,024	6,228,280

Bayview Opportunity Master Fund Trust IIB LP(a)(c)(f) CMO Series 2012-6NPL Class A
01/28/33	2.981%	2,596,990	2,617,766
Series 2012-4NPL Class A
07/28/32	3.475%	1,587,543	1,590,092

Citigroup Mortgage Loan Trust, Inc.(a)(c)(f) CMO Series 2012-7 Class 12A1
03/25/36	2.641%	2,073,988	2,130,625
CMO Series 2012-9 Class 1A1
02/20/36	5.155%	4,160,292	4,163,987
CMO Series 2013-2 Class 1A1
11/25/37	5.980%	5,759,558	6,051,470

Citigroup Mortgage Loan Trust, Inc.(a)(f) CMO Series 2012-A Class A
06/25/51	2.500%	3,546,779	3,511,311

Credit Suisse Mortgage Capital Certificates(a)(c)(f) CMO Series 2010-12R Class 13A1
12/26/37	2.909%	682,978	682,386
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,775,454	1,806,433
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	1,910,758	1,928,035
CMO Series 2011-17R Class 3A1
10/27/35	2.444%	7,880,000	7,940,529
CMO Series 2012-4R Class 8A1
06/27/47	2.805%	2,181,855	2,175,009

Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4(a)(c)(f)
10/26/36	3.250%	872,393	848,543

Morgan Stanley Re-Remic Trust(a)(c)(f) CMO Series 2012-R2 Class 1A
11/26/36	0.355%	2,438,678	2,354,056
CMO Series 2013-R1 Class 4A
12/26/36	2.386%	3,701,376	3,796,242
CMO Series 2013-R2 Class 1A
10/26/36	5.885%	9,204,351	9,204,351

Nomura Asset Acceptance Corp.(c)(f) CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	244,010	244,038
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,544,074	1,544,227

Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1(a)(c)(f)
01/26/37	0.366%	3,243,555	2,943,579

Residential Mortgage Asset Trust Series 2012-1A Class A1(a)(c)(f)
08/26/52	2.734%	2,246,534	2,180,542

The accompanying Notes to Financial Statements are an integral part of this statement.

62	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(a)(c)(f)
09/25/57	2.667%	2,411,051	2,458,413

Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(c)(f)
12/25/34	4.740%	469,921	474,900

VOLT LLC Series 2012-RP3A Class A1(a)(c)(f)
11/27/17	3.475%	2,228,650	2,234,395

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $127,122,459)			127,609,147

Commercial Mortgage-Backed Securities — Non-Agency 9.2%
Citigroup Commercial Mortgage Trust Series 2006-C5 Cl ass A4(f)
10/15/49	5.431%	4,435,000	4,912,437

Citigroup/Deutsche Bank Commercial Mortgage Trust(c)(f) Series 2005-CD1 Class A4
07/15/44	5.392%	2,557,000	2,746,719

Citigroup/Deutsche Bank Commercial Mortgage Trust(f) Series 2007-CD4 Class A4
12/11/49	5.322%	14,500,000	15,954,032

Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2(f)
01/10/46	1.906%	1,144,000	1,142,170

Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1(f)
05/15/36	3.819%	173,149	174,095

Credit Suisse Mortgage Capital Certificates(a)(c)(f) Series 2010-RR4 Class 2A
09/18/39	5.467%	3,345,900	3,685,284

Credit Suisse Mortgage Capital Certificates(c)(f) Series 2006-C3 Class A3
06/15/38	5.989%	5,074,601	5,589,805

DBRR Trust(a)(e)(f) Series 2012-EZ1 Class A
09/25/45	1.393%	1,067,000	1,068,348
09/25/45	2.062%	4,714,396	4,731,297

DBRR Trust(a)(f) Series 2012-EZ1 Class A
09/25/45	0.946%	2,457,623	2,462,450

GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(c)(f)
06/10/48	4.772%	2,907,000	3,063,211

GS Mortgage Securities Corp. II(f) Series 2005-GG4 Class A4A
07/10/39	4.751%	5,710,000	5,997,516
Series 2012-GCJ7 Class A2
05/10/45	2.318%	1,737,000	1,772,701

General Electric Capital Assurance Co.(a)(c)(f) Series 2003-1 Class A4
05/12/35	5.254%	2,555,297	2,683,164

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2003-1 Class A5
05/12/35	5.743%	4,845,000	5,586,314

Greenwich Capital Commercial Funding Corp.(c)(f) Series 2005-GG5 Class AM
04/10/37	5.277%	8,638,232	9,179,676
Series 2006-GG7 Class AM
07/10/38	6.056%	3,835,000	4,190,317

Greenwich Capital Commercial Funding Corp.(f) Series 2007-GG11 Class A4
12/10/49	5.736%	13,347,000	14,955,669
Series 2007-GG9 Class A4
03/10/39	5.444%	10,838,000	11,979,588

JPMorgan Chase Commercial Mortgage Securities Corp.(c)(f) Series 2003-CB6 Class A2
07/12/37	5.255%	1,696,806	1,697,921
Series 2005-LDP3 Class ASB
08/15/42	4.893%	2,759,674	2,854,634
Series 2006-LDP6 Class ASB
04/15/43	5.490%	3,528,727	3,664,139
Series 2007-CB19 Class A4
02/12/49	5.901%	10,462,000	11,730,643

JPMorgan Chase Commercial Mortgage Securities Corp.(f) Series 2004-LN2 Class A1
07/15/41	4.475%	745,625	744,742
Series 2005-LDP2 Class A3
07/15/42	4.697%	1,406,084	1,405,994

LB-UBS Commercial Mortgage Trust(c)(f) Series 2006-C4 Class AM
06/15/38	6.081%	1,278,000	1,392,864
Series 2007-C7 Class A3
09/15/45	5.866%	5,385,563	5,998,538

LB-UBS Commercial Mortgage Trust(f) Series 2004-C2 Class A3
03/15/29	3.973%	461,458	463,530
Series 2005-C3 Class A5
07/15/30	4.739%	5,382,000	5,657,467
Series 2006-C1 Class A4
02/15/31	5.156%	4,599,000	4,967,679
Series 2007-C2 Class A3
02/15/40	5.430%	11,580,224	12,702,058

Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4(c)(f)
03/12/51	5.485%	9,336,000	10,329,845

Morgan Stanley Capital I Trust Series 2012-C4 Class A4(f)
03/15/45	3.244%	1,946,000	1,909,604

Morgan Stanley Capital I, Inc.(c)(f) Series 2007-IQ15 Class A4
06/11/49	6.090%	20,905,321	23,514,451

Morgan Stanley Capital I, Inc.(f) Series 2007-IQ16 Class A4
12/12/49	5.809%	2,982,000	3,365,733

Morgan Stanley Re-Remic Trust(a)(c)(f) Series 2009-GG10 Class A4A
08/12/45	5.982%	13,529,000	15,147,136

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	63

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009-GG10 Class A4B
08/12/45	5.982%	4,394,000	4,793,955
Series 2010-GG10 Class A4A
08/15/45	5.982%	18,400,000	20,614,550

ORES NPL LLC Series 2012-LV1 Class A(a)(f)
09/25/44	4.000%	453,676	453,590

RIAL(a)(f)
05/22/28	2.500%	3,094,781	3,094,781

Rialto Real Estate Fund Series 2013-LT2 Class A(a)(f)
05/22/28	2.833%	2,252,449	2,245,464

S2 Hospitality LLC Series 2012-LV1 Class A(a)(f)
04/15/25	4.500%	977,257	976,109

SMA 1 LLC Series 2012-LV1 Class A(a)(f)
08/20/25	3.500%	844,824	846,200

TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(c)(f)
08/15/39	5.526%	2,162,534	2,252,155

WF-RBS Commercial Mortgage Trust Series 2013-C11 Class A2(f)
03/15/45	2.029%	3,351,000	3,343,791

Wachovia Bank Commercial Mortgage Trust(c)(f) Series 2006-C24 Class A3
03/15/45	5.558%	4,622,000	5,050,196
Series 2006-C27 Class AM
07/15/45	5.795%	2,922,000	3,186,830

Wachovia Bank Commercial Mortgage Trust(f) Series 2007-C30 Class A5
12/15/43	5.342%	8,214,258	9,116,841

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $263,734,854)			265,396,233

Asset-Backed Securities — Agency 1.5%
Agencies 1.5%
Small Business Administration Participation Certificates Series 2013-20A Class 1
01/01/33	2.130%	2,590,000	2,483,098
Series 2013-20B Class 1
02/01/33	2.210%	11,871,000	11,430,897
Series 2013-20C Class 1
03/01/33	2.220%	9,500,000	9,152,887
Series 2013-20D Class 1
04/01/33	2.080%	10,656,000	10,132,574
Series 2013-20F Class 1
06/01/33	2.450%	9,666,000	9,334,630

Total			42,534,086

Total Asset-Backed Securities — Agency
(Cost: $44,401,960)			42,534,086

Asset-Backed Securities — Non-Agency 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XXVI CLO Ltd. Series 2013-1A Class A(a)(c)
04/15/25	1.410%	19,604,000	19,135,425

Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	2,184,000	2,153,376

Atrium CDO Corp.(a)(c) Series 10A Class A
07/16/25	1.396%	18,076,000	17,949,468
Series 10A Class B1
07/16/25	1.926%	2,795,000	2,757,267

Carlyle Global Market Strategies Series 2013-2A Class A1(a)(c)
04/18/25	1.464%	12,057,000	12,056,964

Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(c)
06/25/37	5.991%	1,733,545	1,760,041

Countrywide Asset-Backed Certificates(c) Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,163,081	1,107,381
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	2,367,404	2,319,965

ING Investment Management CLO V Ltd. Series 2007-5A Class A1A(a)(c)
05/01/22	0.504%	11,927,000	11,533,731

JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(c)
01/25/37	0.263%	343,724	339,458

Mountain View CLO III Ltd. Series 2007-3A Class A1(a)(c)
04/16/21	0.493%	12,874,184	12,540,627

Nomad CLO Ltd. Series 2013-1A Class A1(a)(c)
01/15/25	1.480%	13,578,000	13,340,534

OHA Credit Partners VIII Ltd.(a)(c) Series 2013-8A Class A
04/20/25	1.395%	5,516,000	5,484,377
Series 2013-8A Class B
04/20/25	1.925%	4,413,000	4,344,250

Race Point VIII CLO Ltd. Series 2013-8A Class A(a)(c)
02/20/25	1.524%	10,734,000	10,746,237

SMART Trust Series 2012-1USA Class A4A(a)
12/14/17	2.010%	2,572,000	2,622,850

SVO VOI Mortgage Corp. Series 2012-AA Class A(a)
09/20/29	2.000%	3,243,400	3,266,717

Sierra Receivables Funding Co. LLC Series 2012-3A Class A(a)
08/20/29	1.870%	3,361,237	3,372,974

Total Asset-Backed Securities — Non-Agency
(Cost: $127,141,848)			126,831,642

The accompanying Notes to Financial Statements are an integral part of this statement.

64	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Inflation-Indexed Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%	6,552,303	5,510,591

Total Inflation-Indexed Bonds
(Cost: $5,757,345)			5,510,591

U.S. Treasury Obligations 12.8%
U.S. Treasury
05/31/15	0.250%	17,091,000	17,061,625
05/15/16	0.250%	6,001,000	5,937,239
05/31/20	1.375%	6,336,000	6,114,734
02/15/43	3.125%	39,479,100	36,851,292
05/15/43	2.875%	2,100,000	1,857,516

U.S. Treasury(n)
05/15/23	1.750%	60,435,200	56,601,312

U.S. Treasury(b)
06/30/18	1.375%	52,725,000	52,696,159

U.S. Treasury(i) STRIPS
11/15/18	0.000%	111,985,600	103,112,645
11/15/19	0.000%	41,979,100	37,367,696
02/15/40	0.000%	44,690,200	17,063,389

U.S. Treasury(i)(n) STRIPS
11/15/18	0.000%	36,823,000	33,944,288

Total U.S. Treasury Obligations
(Cost: $374,230,635)			368,607,895

U.S. Government & Agency Obligations 0.3%
Residual Funding Corp. STRIPS(i)
10/15/20	0.000%	10,145,000	8,573,742

Total U.S. Government & Agency Obligations
(Cost: $8,977,366)			8,573,742

Foreign Government Obligations 0.2%
Brazil 0.1%
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%	1,380,000	1,373,100

Mexico —%
Mexico Government International Bond Senior Unsecured
03/08/44	4.750%	1,380,000	1,228,200

Qatar 0.1%
Nakilat, Inc. Senior Secured(a)
12/31/33	6.067%	3,630,000	4,067,415

Total Foreign Government Obligations
(Cost: $7,344,324)			6,668,715

Municipal Bonds 1.0%
Issuer Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Bonds 1.0%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	840,000	1,040,676

Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	460,000	513,710

JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/29	3.985%	4,470,000	4,209,667
Series 2013-B
01/01/35	4.532%	4,210,000	3,981,229

Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	12,521,573	12,987,751

Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,260,000	1,374,962

State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C
10/01/23	4.000%	4,675,000	5,210,334

Total Municipal Bonds
(Cost: $29,917,677)			29,318,329

Preferred Debt 2.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.9%
Citigroup Capital XIII(c)
10/30/40	7.875%	538,975	15,010,454

HSBC Holdings PLC
12/31/49	8.000%	288,675	7,823,093

M&T Bank Corp.(c)
12/31/49	5.000%	800	800,000
12/31/49	5.000%	8,305	8,637,200

PNC Financial Services Group, Inc. (The)(c)
12/31/49	6.125%	443,550	11,927,059

U.S. Bancorp(c)
12/31/49	6.500%	394,724	11,091,744

Total			55,289,550

Building Materials 0.3%
Stanley Black & Decker, Inc.
07/25/52	5.750%	384,625	9,407,927

Property & Casualty 0.2%
Allstate Corp. (The)(c)
01/15/53	5.100%	165,225	4,228,108

Total Preferred Debt
(Cost: $69,080,286)			68,925,585

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	65

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Senior Loans 0.7%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive —%
Affinia Group, Inc. Tranche B2 Term Loan(c)(j)
04/25/20	4.750%	167,000	166,374

Brokerage —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan(c)(j)
02/28/19	6.500%	389,000	383,488

Chemicals 0.1%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan(c)(j)
02/01/20	4.750%	230,422	230,222

PQ Corp. Term Loan(c)(j)
08/07/17	4.500%	639,785	639,785

Total			870,007

Construction Machinery —%
CPM Acquisition Corp.(c)(j) 1st Lien Term Loan
08/29/17	6.250%	511,088	509,810
2nd Lien Term Loan
03/01/18	10.250%	340,000	340,850

Total			850,660

Consumer Cyclical Services —%
New Breed, Inc. Term Loan(c)(j)
10/01/19	6.000%	712,420	710,639

Consumer Products —%
Serta Simmons Holdings LLC Term Loan(c)(j)
10/01/19	5.000%	444,885	444,440

Sun Products Corp. (The) Tranche B Term Loan(c)(j)
03/23/20	5.500%	87,104	86,015

Total			530,455

Food and Beverage 0.3%
HJ Heinz Co. Tranche B1 Term Loan(c)(j)
06/07/19	3.250%	9,245,000	9,228,174

New HB Acquisition LLC Tranche B Term Loan(c)(j)
04/09/20	6.750%	243,000	247,051

Total			9,475,225

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gaming —%
ROC Finance LLC Tranche B Term Loan(b)(c)(j)
03/27/19	5.000%	247,000	246,588

Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan(c)(j)
02/20/20	8.500%	698,000	695,089

ConvaTec, Inc. Term Loan(c)(j)
12/22/16	5.000%	94,051	94,380

U.S. Renal Care, Inc.(c)(j) 1st Lien Term Loan
07/03/19	6.250%	420,297	422,399
2nd Lien Term Loan
01/03/20	10.250%	376,000	382,580

United Surgical Partners International, Inc. Tranche B Term Loan(c)(j)
04/03/19	4.750%	744,967	740,780

Total			2,335,228

Life Insurance —%
Alliant Holdings I, Inc. Term Loan(c)(j)
12/20/19	5.000%	237,805	237,210

Lodging —%
Four Seasons Holdings 2nd Lien Term Loan(b)(c)(j)
12/24/20	6.250%	85,000	85,638

Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan(b)(c)(j)
12/11/20	7.000%	51,000	51,255

WideOpenWest Finance LLC Tranche B Term Loan(c)(j)
04/01/19	4.750%	395,017	395,511

Total			446,766

Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(c)(j)
09/16/19	7.500%	391,000	398,331

Property & Casualty 0.1%
Asurion LLC Tranche B1 Term Loan(c)(j)
05/24/19	4.500%	691,525	684,437

The accompanying Notes to Financial Statements are an integral part of this statement.

66	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lonestar Intermediate Super Holdings LLC Term Loan(c)(j)
09/02/19	11.000%	1,066,000	1,108,640

Total			1,793,077

Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(c)(j)
08/21/20	5.750%	362,000	366,525

Technology 0.1%
Ancestry.com, Inc. Tranche B1 Term Loan(c)(j)
12/28/18	5.250%	581,617	580,599

Blue Coat Systems 2nd Lien Term Loan(b)(c)(j)
06/26/20	9.500%	617,000	613,915

Freescale Semiconductor, Inc. Tranche B4 Term Loan(c)(j)
03/01/20	5.000%	615,602	610,105

ION Trading Technologies SARL 2nd Lien Term Loan(b)(c)(j)
05/22/21	8.250%	122,333	122,027

Total			1,926,646

Wirelines —%
Integra Telecom Holdings, Inc.(c)(j) 2nd Lien Term Loan
02/21/20	9.750%	64,000	65,440

Tranche B Term Loan
02/22/19	5.250%	183,540	183,448

Total			248,888

Total Senior Loans
(Cost: $20,977,298)			21,071,745

Warrants —%
Issuer		Shares	Value ($)
Energy —%
Energy Equipment & Services —%

Green Field Energy Services, Inc.(k)		608	36,480

Total Warrants
(Cost: $24,486)			36,480

Treasury Bills 8.4%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
U.S. Treasury Bills
09/19/13	0.000%	241,322,977	241,331,175

Total Treasury Bills
(Cost: $241,322,977)			241,331,175

Money Market Funds 2.0%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(l)(m)		58,971,412	58,971,412

Total Money Market Funds
(Cost: $58,971,412)			58,971,412

Total Investments
(Cost: $3,140,420,177)			3,114,431,406

Other Assets & Liabilities, Net			(229,964,059)

Net Assets			2,884,467,347

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(666)	(90,471,938)	September 2013	3,081,458	—
U.S. Treasury Note, 2-year	(27)	(5,940,000)	September 2013	5,042	—
U.S. Treasury Note, 5-year	(292)	(35,345,689)	September 2013	218,355	—
U.S. Treasury Note, 10-year	(236)	(29,868,750)	September 2013	521,746	—
U.S. Treasury Ultra Bond, 30-year	(471)	(69,384,187)	September 2013	2,553,463	—

Total				6,380,064	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	67

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2013

Buy Protection

At June 30, 2013, securities and cash totaling $4,106,730 were pledged as collateral to cover open credit default swap contracts. In addition, securities and cash totaling $2,307,000 were received from broker as collateral.

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	H.J. Heinz Company	December 20, 2017	1.00	17,415,000	271,611	350,316	(4,354)	617,574	—

Goldman Sachs International	Bank of America Corp.	June 20, 2018	1.00	27,185,000	414,039	(306,767)	(6,796)	100,476	—

Morgan Stanley	Barclays Bank, PLC	June 20, 2018	1.00	14,335,000	372,464	(404,191)	(3,584)	—	(35,311)

Citibank	CDX Emerging Markets Index 19-V1	June 20, 2018	5.00	7,565,000	(607,546)	410,485	(9,456)	—	(206,517)

Goldman Sachs International	CDX Emerging Markets Index 19-V1	June 20, 2018	5.00	7,830,000	(628,828)	312,512	(9,788)	—	(326,103)

Goldman Sachs International	CDX North America High Yield 20	June 20, 2018	5.00	33,625,000	(1,004,384)	1,602,899	(42,031)	556,484	—

JPMorgan	CDX North America High Yield 20	June 20, 2018	5.00	32,515,000	(971,228)	1,800,406	(40,644)	788,534	—

Barclays	CDX North America High Yield Index 20-V1	June 20, 2018	5.00	62,605,000	(1,870,021)	1,764,814	(78,256)	—	(183,464)

Citibank	CDX North America Investment Grade 20	June 20, 2018	1.00	29,935,000	(192,847)	365,586	(7,484)	165,255	—

JPMorgan	CDX North America Investment Grade 20	June 20, 2018	1.00	51,700,000	(333,061)	430,237	(12,925)	84,251	—

Goldman Sachs International	Citigroup, Inc.	June 20, 2018	1.00	18,530,000	207,122	(52,748)	(4,633)	149,741	—

JPMorgan	Citigroup, Inc.	June 20, 2018	1.00	10,000,000	111,777	(37,923)	(2,500)	71,354	—

Barclays	D.R. Horton, Inc.	June 20, 2018	1.00	6,395,000	298,331	(200,420)	(1,599)	96,313	—

JPMorgan	D.R. Horton, Inc.	June 20, 2018	1.00	20,940,000	976,865	(742,516)	(5,235)	229,114	—

Barclays	Goldman Sachs Group, Inc.	June 20, 2018	1.00	3,595,000	99,111	(60,591)	(899)	37,621	—

Morgan Stanley	Goldman Sachs Group, Inc.	June 20, 2018	1.00	13,010,000	358,674	(212,786)	(3,253)	142,635	—

Barclays	Home Depot, Inc.	June 20, 2018	1.00	485,000	(14,654)	15,186	(121)	411	—

Goldman Sachs International	Home Depot, Inc.	June 20, 2018	1.00	15,245,000	(460,617)	461,138	(3,811)	—	(3,290)

JPMorgan	Home Depot, Inc.	June 20, 2018	1.00	16,155,000	(488,112)	513,554	(4,039)	21,403	—

Barclays	Limited Brands, Inc.	June 20, 2018	1.00	13,065,000	743,774	(681,068)	(3,266)	59,440	—

Barclays	Marriott International, Inc.	June 20, 2018	1.00	5,910,000	(76,219)	105,752	(1,478)	28,055	—

Citibank	Marriott International, Inc.	June 20, 2018	1.00	5,810,000	(74,929)	133,733	(1,453)	57,351	—

The accompanying Notes to Financial Statements are an integral part of this statement.

68	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2013 (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Textron, Inc.	June 20, 2018	1.00	12,910,000	152,639	(121,608)	(3,228)	27,804	—

Barclays	Toll Brothers, Inc.	June 20, 2018	1.00	9,010,000	375,452	(290,649)	(2,253)	82,550	—

Morgan Stanley	Toll Brothers, Inc.	June 20, 2018	1.00	28,140,000	1,172,610	(525,946)	(7,035)	639,629	—

JPMorgan	Barclays Bank, PLC	September 20, 2018	1.00	2,545,000	75,961	(60,544)	(636)	14,781	—

Citibank	H.J. Heinz Company	September 20, 2018	1.00	5,885,000	214,075	(195,462)	(1,471)	17,142	—

Goldman Sachs International	Home Depot, Inc.	September 20, 2018	1.00	6,655,000	(203,281)	204,942	(1,664)	—	(3)

Barclays	Morgan Stanley	September 20, 2018	1.00	6,240,000	220,628	(246,903)	(1,560)	—	(27,835)

Citibank	Morgan Stanley	September 20, 2018	1.00	9,355,000	330,765	(387,336)	(2,339)	—	(58,910)

Barclays	Telecom Italia SPA	September 20, 2018	1.00	2,605,000	294,290	(267,340)	(651)	26,299	—

Total								4,014,217	(841,433)

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $532,073,129 or 18.45% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.

(c)	Variable rate security.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2013 was $809,988, representing 0.03% of net assets. Information concerning such security holdings at June 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artist Theatre Circuit, Inc.
1995-A Pass-Through Certificates 9.300% 07/01/15	12/08/95	809,988

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $44,590,736, which represents 1.55% of net assets.

(f)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(h)	At June 30, 2013, investments in securities included securities valued at $7,869,657 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)	Zero coupon bond.

(j)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k)	Non-income producing.

(l)	The rate shown is the seven-day current annualized yield at June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	69

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	58,092,902	891,507,504	(890,628,994)	58,971,412	25,863	58,971,412

(n)	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The

The accompanying Notes to Financial Statements are an integral part of this statement.

70	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Entertainment	—	1,038,793	809,988	1,848,781

All Other Industries	—	1,179,018,461	—	1,179,018,461

Residential Mortgage-Backed Securities — Agency	—	562,177,387	—	562,177,387

Residential Mortgage-Backed Securities — Non-Agency	—	69,760,017	57,849,130	127,609,147

Commercial Mortgage-Backed Securities — Non-Agency	—	254,039,356	11,356,877	265,396,233

Asset-Backed Securities — Agency	—	42,534,086	—	42,534,086

Asset-Backed Securities — Non-Agency	—	106,124,906	20,706,736	126,831,642

Inflation-Indexed Bonds	—	5,510,591	—	5,510,591

U.S. Treasury Obligations	177,119,877	191,488,018	—	368,607,895

U.S. Government & Agency Obligations	—	8,573,742	—	8,573,742

Foreign Government Obligations	—	6,668,715	—	6,668,715

Municipal Bonds	—	29,318,329	—	29,318,329

Preferred Debt	68,925,585	—	—	68,925,585

Total Bonds	246,045,462	2,456,252,401	90,722,731	2,793,020,594

Equity Securities

Warrants

Energy	—	36,480	—	36,480

Total Equity Securities	—	36,480	—	36,480

Short-Term Securities

Treasury Bills	241,331,175	—	—	241,331,175

Total Short-Term Securities	241,331,175	—	—	241,331,175

Other

Senior Loans

Construction Machinery	—	—	340,850	340,850

Health Care	—	—	422,399	422,399

All Other Industries	—	20,308,496	—	20,308,496

Money Market Funds	58,971,412	—	—	58,971,412

Total Other	58,971,412	20,308,496	763,249	80,043,157

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	71

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Securities	546,348,049	2,476,597,377	91,485,980	3,114,431,406

Derivatives

Assets

Futures Contracts	6,380,064	—	—	6,380,064

Swap Contracts	—	4,014,217	—	4,014,217

Liabilities

Swap Contracts	—	(841,433)	—	(841,433)

Total	552,728,113	2,479,770,161	91,485,980	3,123,984,254

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities – Non-Agency ($)	Commercial Mortgage-Backed Securities – Non-Agency ($)	Asset- Backed Securities – Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2012	951,045	44,279,989	14,125,454	—	378,107	918,055	60,652,650

Accrued discounts/premiums	—	(25,601)	(325)	—	—	787	(25,139)

Realized gain (loss)	—	76,389	10,243	—	—	9,603	96,235

Change in unrealized appreciation (depreciation)(a)	—	(261,855)	13,066	(137,150)	—	(21,849)	(407,788)

Sales	(347,207)	(29,997,456)	(6,131,561)	(7,119,739)	—	(506,047)	(44,102,010)

Purchases	206,150	58,036,841	3,340,000	27,963,625	—	—	89,546,616

Transfers into Level 3	—	—	—	—	—	362,700	362,700

Transfers out of Level 3	—	(14,259,177)	—	—	(378,107)	—	(14,637,284)

Balance as of June 30, 2013	809,988	57,849,130	11,356,877	20,706,736	—	763,249	91,485,980

(a)Change	in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $(407,788), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(261,855), Commercial Mortgage-Backed Securities — Non-Agency of $13,066, Asset-Backed Securities Non-Agency of $(137,150) and Senior Loans of $(21,849).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain residential and commercial backed mortgage securities, foreign government obligations and senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2013.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

72	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.1%
Issuer	Shares	Value ($)
Brazil 9.2%
Arezzo Industria e Comercio SA	380,000	5,824,277

Autometal SA	67,400	534,645

Banco Bradesco SA, ADR	686,553	8,932,054

BR Malls Participacoes SA	664,100	5,937,569

Cia Hering	236,900	3,347,506

Cielo SA	148,920	3,731,426

Companhia de Bebidas Americas, ADR	208,774	7,797,709

Hypermarcas SA	523,700	3,407,858

Linx SA	391,000	6,543,097

Mills Estruturas e Servicos de Engenharia SA	625,700	8,479,695

Petroleo Brasileiro SA, ADR	501,487	6,729,956

Qualicorp SA(a)	790,200	6,016,760

Raia Drogasil SA	270,700	2,622,867

Tegma Gestao Logistica	185,000	2,089,318

Ultrapar Participacoes SA	344,100	8,214,851

Vale SA	159,700	2,086,295

Total		82,295,883

Canada 0.4%
Pacific Rubiales Energy Corp.	205,107	3,602,098

Chile 1.5%
Inversiones La Construccion SA	131,810	2,018,466

SACI Falabella	1,093,695	11,840,021

Total		13,858,487

China 15.1%
Anhui Conch Cement Co., Ltd., Class H	1,234,500	3,318,819

Beijing Enterprises Holdings Ltd.	615,000	4,429,766

Brilliance China Automotive Holdings Ltd.(a)	2,956,000	3,289,216

China Communications Construction Co., Ltd., Class H	9,476,000	7,366,023

China Merchants Holdings International Co., Ltd.	1,204,000	3,724,428

China Overseas Land & Investment Ltd.	3,806,000	9,908,741

China Petroleum & Chemical Corp., Class H	14,812,200	10,365,055

China Resources Power Holdings Co., Ltd.	1,838,000	4,391,603

China Telecom Corp., Ltd., Class H	1,356,000	646,719

China Vanke Co., Ltd., Class B	3,726,532	6,621,745

CIMC Enric Holdings Ltd.	4,002,000	6,183,298

Common Stocks (continued)
Issuer	Shares	Value ($)
CNOOC Ltd.	5,522,000	9,248,895

ENN Energy Holdings Ltd.	1,594,000	8,442,873

GCL-Poly Energy Holdings Ltd.	19,130,000	4,079,140

Guangdong Investment Ltd.	4,012,000	3,476,369

Huaneng Power International, Inc., Class H	2,776,000	2,743,903

Industrial & Commercial Bank of China Ltd., Class H	13,256,000	8,307,962

Kunlun Energy Co., Ltd.	2,310,000	4,077,860

KWG Property Holding Ltd.	1,761,000	915,252

Lenovo Group Ltd.	5,576,000	5,018,951

PetroChina Co., Ltd., Class H	8,494,000	9,210,522

Spreadtrum Communications, Inc., ADR	249,898	6,559,822

Tencent Holdings Ltd.	79,700	3,112,065

Want Want China Holdings Ltd.	4,711,000	6,603,141

Zhuzhou CSR Times Electric Co., Ltd., Class H	1,346,000	3,371,195

Total		135,413,363

Hong Kong 2.1%
Sa Sa International Holdings Ltd.	4,318,000	4,264,112

Sands China Ltd.	3,155,600	14,746,335

Total		19,010,447

India 9.7%
Apollo Hospitals Enterprise Ltd.	423,130	7,500,989

Asian Paints Ltd.	44,221	3,441,069

Cummins India Ltd.	432,910	3,319,016

Eicher Motors Ltd.	66,032	3,641,233

Havells India Ltd	533,880	6,581,045

HCL Technologies Ltd.	370,006	4,816,289

HDFC Bank Ltd., ADR	309,220	11,206,133

Hexaware Technologies Ltd.	1,488,032	2,167,942

ICICI Bank Ltd.	459,370	8,185,611

IndusInd Bank Ltd.	993,371	7,784,513

ITC Ltd.	1,555,485	8,465,376

Just Dial Ltd.(a)	214,157	2,343,023

Larsen & Toubro Ltd.	119,465	2,819,449

Motherson Sumi Systems Ltd.	1,408,598	4,666,371

Tata Motors Ltd.	1,400,041	6,574,049

Titan Industries Ltd.	608,917	2,281,916

TTK Prestige Ltd.	26,341	1,395,614

Total		87,189,638

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	73

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 6.5%
PT Ace Hardware Indonesia Tbk	33,932,500	2,523,767

PT AKR Corporindo Tbk	5,831,000	3,095,507

PT Bank Tabungan Pensiunan Nasional Tbk(a)	11,325,000	4,735,390

PT Gudang Garam Tbk	1,749,500	8,894,734

PT Jasa Marga Persero Tbk	7,248,500	4,400,062

PT Matahari Department Store Tbk(a)	5,297,500	6,194,312

PT Nippon Indosari Corpindo Tbk	8,957,500	7,074,256

PT Semen Indonesia Persero Tbk	5,225,000	8,973,914

PT Sumber Alfaria Trijaya Tbk	10,495,000	7,137,658

PT Tower Bersama Infrastructure Tbk(a)	9,460,500	4,940,331

Total		57,969,931

Malaysia 1.1%
CIMB Group Holdings Bhd	3,792,000	9,885,115

Mexico 4.5%
Alfa SAB de CV, Class A	3,608,600	8,677,940

Cemex SAB de CV, ADR(a)	431,304	4,563,196

Fomento Economico Mexicano SAB de CV, ADR	53,103	5,479,699

Grupo Financiero Banorte SAB de CV, Class O	2,030,500	12,128,984

Grupo Financiero Santander Mexico SAB de CV, ADR, Class B(a)	694,232	9,865,037

Total		40,714,856

Panama 1.0%
Copa Holdings SA, Class A	69,430	9,103,662

Peru 1.9%
Credicorp Ltd.	95,759	12,253,322

Southern Copper Corp.	161,328	4,455,879

Total		16,709,201

Philippines 6.4%
Ayala Land, Inc.	4,265,600	2,983,732

BDO Unibank, Inc.	1,902,351	3,728,740

Bloomberry Resorts Corp.(a)	9,967,600	2,071,098

GT Capital Holdings, Inc.	576,410	10,564,315

International Container Terminal Services, Inc.	905,510	1,815,033

LT Group, Inc.	11,307,000	5,905,281

Metropolitan Bank & Trust	4,707,060	12,041,281

Philippine Long Distance Telephone Co.	104,110	7,070,578

Common Stocks (continued)
Issuer	Shares	Value ($)

Security Bank Corp.	2,176,430	7,610,477

Semirara Mining Corp.	326,040	2,089,071

SM Prime Holdings, Inc.	4,270,000	1,604,072

Total		57,483,678

Poland 1.0%
Eurocash SA	484,338	8,556,487

Russian Federation 5.2%
Magnit OJSC, GDR(c)	120,774	6,894,551

Mail.ru Group Ltd., GDR(c)	231,009	6,620,718

Mobile Telesystems OJSC, ADR	411,221	7,788,526

NovaTek OAO	606,570	6,516,848

QIWI PLC, ADR	199,470	4,627,704

Sberbank of Russia(b)	4,865,756	13,846,482

Total		46,294,829

Singapore 0.3%
Hutchison Port Holdings Trust	4,233,000	3,099,822

South Africa 3.5%
AVI Ltd.	1,252,438	7,532,328

Clicks Group Ltd.	590,350	3,310,459

Discovery Ltd.	542,015	4,608,128

FirstRand Ltd.	1,711,356	5,007,745

Life Healthcare Group Holdings Ltd.	1,195,700	4,535,107

Shoprite Holdings Ltd.	356,161	6,690,284

Total		31,684,051

South Korea 11.2%
Cheil Industries, Inc.	29,744	2,322,898

Duksan Hi-Metal Co., Ltd.(a)	243,446	5,382,005

Gamevil, Inc.(a)	24,153	1,552,898

Hotel Shilla Co., Ltd.	88,740	4,724,239

Hyundai Motor Co.	19,504	3,825,331

Iljin Display Co., Ltd.	79,190	1,120,630

InkTec Co., Ltd.(a)	78,304	2,115,517

Samsung Electronics Co., Ltd.	38,466	44,959,993

Samsung SDI Co., Ltd.	79,350	9,419,248

Seoul Semiconductor Co., Ltd.	110,251	3,234,873

SK Hynix, Inc.(a)	336,850	9,143,003

SK Innovation Co., Ltd.	46,955	5,531,509

Suprema, Inc.(a)	226,860	4,817,262

WeMade Entertainment Co., Ltd.(a)	46,500	2,175,371

Total		100,324,777

The accompanying Notes to Financial Statements are an integral part of this statement.

74	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 5.8%
Airtac International Group	939,460	4,466,237

Far EasTone Telecommunications Co., Ltd.	3,536,000	9,476,855

Giant Manufacturing Co., Ltd.	898,000	6,155,363

MediaTek, Inc.	701,000	8,081,542

Taiwan Semiconductor Manufacturing Co., Ltd.	916,838	3,319,042

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	493,640	9,043,485

Tong Hsing Electronic Industries Ltd.	801,000	3,815,203

TPK Holding Co., Ltd.	473,000	7,524,385

Total		51,882,112

Thailand 6.1%
Advanced Information Service PCL, Foreign Registered Shares	1,347,100	12,178,371

Bangkok Bank PCL, NVDR	1,826,832	11,924,985

BEC World PCL, Foreign Registered Shares	2,862,900	5,416,683

Kasikornbank PCL, Foreign Registered Shares	2,353,700	14,755,253

Robinson Department Store PCL, Foreign Registered Shares	2,704,100	5,284,722

Siam Cement PCL, NVDR	328,600	4,704,961

Total		54,264,975

Turkey 4.6%
Anadolu Hayat Emeklilik AS	973,355	2,149,889

Common Stocks (continued)
Issuer	Shares	Value ($)
Arcelik AS	1,512,934	10,001,508

Ford Otomotiv Sanayi AS	437,021	6,027,251

Tofas Turk Otomobil Fabrikasi AS	1,301,023	8,128,443

Turk Traktor ve Ziraat Makineleri AS	98,745	3,481,443

Turkiye Halk Bankasi AS	1,387,558	11,762,624

Total		41,551,158

Total Common Stocks
(Cost: $822,163,036)		870,894,570

Preferred Stocks 1.0%
South Korea 1.0%
Samsung Electronics Co., Ltd.	11,910	9,184,732

Total Preferred Stocks
(Cost: $9,489,941)		9,184,732

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(d)(e)	7,410,837	7,410,837

Total Money Market Funds
(Cost: $7,410,837)		7,410,837

Total Investments
(Cost: $839,063,814)		887,490,139

Other Assets & Liabilities, Net		9,491,364

Net Assets		896,981,503

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $13,846,482, which represents 1.54% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $13,515,269 or 1.51% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,983,066	164,207,925	(160,780,154)	7,410,837	5,253	7,410,837

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	75

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

76	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	21,546,448	97,570,330	—	119,116,778

Consumer Staples	19,308,133	77,064,554	—	96,372,687

Energy	18,546,904	47,039,760	—	65,586,664

Financials	62,341,565	158,932,054	—	221,273,619

Health Care	6,016,760	12,036,097	—	18,052,857

Industrials	28,350,615	61,793,556	—	90,144,171

Information Technology	30,505,534	132,703,584	—	163,209,118

Materials	11,105,371	24,877,178	—	35,982,549

Telecommunication Services	7,788,526	34,312,853	—	42,101,379

Utilities	—	19,054,748	—	19,054,748

Preferred Stocks

Information Technology	—	9,184,732	—	9,184,732

Total Equity Securities	205,509,856	674,569,446	—	880,079,302

Other

Money Market Funds	7,410,837	—	—	7,410,837

Total Other	7,410,837	—	—	7,410,837

Total	212,920,693	674,569,446	—	887,490,139

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of December 31, 2012	7,366,741

Accrued discounts/premiums	—

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)(a)	—

Sales	—

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	(7,366,741)

Balance as of June 30, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	77

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 24.7%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Australia 0.6%
FMG Resources August 2006 Proprietary Ltd.(b)
11/01/15	7.000%		350,000	352,625

Woodside Finance Ltd.(b)
11/10/14	4.500%		3,535,000	3,696,283
05/10/21	4.600%		3,140,000	3,302,884

Total				7,351,792

Belgium —%
Calcipar SA Senior Secured(b)
05/01/18	6.875%		429,000	439,725

Canada 0.9%
Bombardier, Inc.(b) Senior Notes
01/15/16	4.250%		332,000	339,470
01/15/23	6.125%		40,000	39,800

Brookfield Residential Properties, Inc. /U.S. Corp.(b)
07/01/22	6.125%		63,000	61,819

Cogeco Cable, Inc.(b)
05/01/20	4.875%		150,000	145,875

FQM Akubra, Inc.(b)
06/01/20	8.750%		250,000	255,625
06/01/21	7.500%		120,000	114,900

MDC Partners, Inc.(b)
04/01/20	6.750%		207,000	206,483

Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%		550,000	602,937

Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%		152,000	148,200

Toronto-Dominion Bank (The) Senior Unsecured
05/14/15	5.375%	EUR	2,100,000	2,973,856

TransAlta Corp. Senior Unsecured
01/15/15	4.750%		5,585,000	5,838,228

VPII Escrow Corp.(b)(c) Senior Unsecured
08/15/18	6.750%		89,000	91,225
07/15/21	7.500%		126,000	130,410

Valeant Pharmaceuticals International, Inc.(b)
10/01/17	6.750%		300,000	310,500

Videotron Ltd.
07/15/22	5.000%		18,000	17,550

Total				11,276,878

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
China —%
Studio City Finance Ltd.(b)
12/01/20	8.500%		317,000	341,567

France 0.5%
Orange SA Senior Unsecured
02/21/17	4.750%	EUR	3,435,000	5,004,357

Veolia Environnement SA Senior Unsecured
01/16/17	4.375%	EUR	535,000	772,443

Total				5,776,800

Germany 0.1%
E.ON International Finance BV
10/02/17	5.500%	EUR	1,040,000	1,581,990

Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(b)
01/15/23	5.500%		209,000	199,072

Total				1,781,062

Italy —%
Wind Acquisition Finance SA Senior Secured(b)
02/15/18	7.250%		36,000	36,360

Japan —%
Softbank Corp. Senior Unsecured(b)
04/15/20	4.500%		212,000	204,315

Luxembourg 0.1%
Intelsat Jackson Holdings SA
10/15/20	7.250%		964,000	1,012,200

Pacific Drilling SA Senior Secured(b)
06/01/20	5.375%		238,000	222,530

Wind Acquisition Finance SA Senior Secured(b)
04/30/20	6.500%		129,000	128,032

Total				1,362,762

Netherlands 1.1%
Allianz Finance II BV
11/23/16	4.000%	EUR	750,000	1,069,415

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Unsecured
07/03/14	6.750%	AUD	2,300,000	2,174,225

Deutsche Telekom International Finance BV
01/19/15	4.000%	EUR	1,847,000	2,523,714

The accompanying Notes to Financial Statements are an integral part of this statement.

78	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Heineken NV Senior Unsecured(b)
04/01/22	3.400%		2,430,000	2,388,668

ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	3,125,000	4,517,114

LBC Tank Terminals Holding Netherlands BV(b)
05/15/23	6.875%		211,000	211,528

NXP BV/Funding LLC(b)
06/01/18	3.750%		280,000	274,400
02/15/21	5.750%		201,000	203,513

Schaeffler Finance BV(b) Senior Secured
02/15/19	8.500%		100,000	112,250
05/15/21	4.750%		150,000	142,500

Total				13,617,327

Singapore —%
Flextronics International Ltd.(b)
02/15/20	4.625%		186,000	180,420
02/15/23	5.000%		148,000	143,190

Total				323,610

Supra-National 0.2%
Council of Europe Development Bank Senior Unsecured
09/16/14	5.750%	AUD	2,300,000	2,167,221

United Kingdom 0.5%
British Sky Broadcasting Group PLC(b)
11/26/22	3.125%		4,160,000	3,890,083

HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%		2,000,000	2,047,646

Jaguar Land Rover Automotive PLC(b)
02/01/23	5.625%		450,000	436,500

Total				6,374,229

United States 20.7%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%		266,000	291,935

AMC Entertainment, Inc.
06/01/19	8.750%		176,000	188,320

AMC Networks, Inc.
07/15/21	7.750%		620,000	678,900

ARAMARK Corp.(b)
03/15/20	5.750%		140,000	143,150

AT&T, Inc. Senior Unsecured
06/15/45	4.350%		6,345,000	5,520,334

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	285,000	264,337

Actuant Corp.
06/15/22	5.625%	239,000	241,987

Air Lease Corp.
03/01/20	4.750%	343,000	330,995

Alliance Data Systems Corp.(b)
12/01/17	5.250%	143,000	147,290
04/01/20	6.375%	216,000	226,800

Ally Financial, Inc.
01/15/16	3.125%	450,000	448,929
09/15/20	7.500%	570,000	656,925

Alpha Natural Resources, Inc.
04/15/18	9.750%	141,000	135,889

American Axle & Manufacturing, Inc.
03/15/21	6.250%	98,000	99,593

American Builders & Contractors Supply Co., Inc. Senior Unsecured(b)
04/15/21	5.625%	443,000	434,140

Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	123,000	129,458

Amsurg Corp.
11/30/20	5.625%	94,000	94,000

Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	650,000	729,088

Anixter, Inc.
05/01/19	5.625%	122,000	127,185

Apex Tool Group LLC(b)
02/01/21	7.000%	54,000	55,080

Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	2,137,000	2,301,380

Apple, Inc. Senior Unsecured
05/04/43	3.850%	1,660,000	1,474,465

Arch Coal, Inc.(b)
06/15/19	9.875%	118,000	112,100

Ashland, Inc.(b)
08/15/22	4.750%	145,000	143,550
08/15/22	4.750%	47,000	46,530

Ashtead Capital, Inc. Secured(b)
07/15/22	6.500%	54,000	56,295

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	993,000	1,030,237

AutoNation, Inc.
02/01/20	5.500%	115,000	120,750

Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	145,000	166,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	79

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
B&G Foods, Inc.
06/01/21	4.625%	234,000	223,470

B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	245,000	245,000

Ball Corp.
09/15/20	6.750%	538,000	579,695
03/15/22	5.000%	78,000	77,610

Bank of America Corp. Senior Unsecured
01/11/23	3.300%	4,115,000	3,889,280

Berkshire Hathaway Finance Corp.
05/15/42	4.400%	3,320,000	3,063,726

Biomet, Inc.
08/01/20	6.500%	360,000	371,025

Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	480,000	512,400

Building Materials Corp. of America Senior Notes(b)
08/15/18	6.875%	500,000	527,500

Burlington Northern Santa Fe LLC Senior Unsecured
06/01/41	5.400%	715,000	759,201
03/15/43	4.450%	2,040,000	1,900,915

CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	257,000	267,922
09/30/22	5.250%	120,000	114,000

CCO Holdings LLC/Capital Corp.(b)
03/15/21	5.250%	165,000	163,763

CHS/Community Health Systems, Inc.
11/15/19	8.000%	183,000	194,666
Senior Secured
08/15/18	5.125%	254,000	257,810

CIT Group, Inc. Senior Unsecured
05/15/20	5.375%	191,000	195,536
08/15/22	5.000%	101,000	100,243

CIT Group, Inc.(b) Senior Unsecured
02/15/15	4.750%	250,000	254,375
02/15/19	5.500%	521,000	535,327

CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	1,880,000	2,112,955
03/31/43	4.700%	2,385,000	2,202,898

CNH Capital LLC
11/01/16	6.250%	122,000	129,930

CNH Capital LLC(b)
04/15/18	3.625%	43,000	41,065

CONSOL Energy, Inc.
03/01/21	6.375%	150,000	149,250

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%		565,000	608,787

CSX Corp. Senior Unsecured
03/15/44	4.100%		200,000	173,666

Calpine Corp. Senior Secured(b)
02/15/21	7.500%		275,000	292,875

Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%		2,360,000	2,523,449

Cardtronics, Inc.
09/01/18	8.250%		550,000	584,375

Carrizo Oil & Gas, Inc.
10/15/18	8.625%		358,000	383,060

Case New Holland, Inc.
12/01/17	7.875%		541,000	612,682

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(b)
03/15/21	5.250%		110,000	105,600

Celanese U.S. Holdings LLC
10/15/18	6.625%		300,000	317,250
06/15/21	5.875%		141,000	149,460

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
09/15/20	6.375%		299,000	304,232

Chesapeake Energy Corp.
08/15/20	6.625%		250,000	266,875
02/15/21	6.125%		620,000	651,000
03/15/23	5.750%		100,000	101,250

Choice Hotels International, Inc.
07/01/22	5.750%		85,000	90,100

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%		120,000	130,950

Cimarex Energy Co.
05/01/22	5.875%		441,000	456,435

Cinemark USA, Inc.
12/15/22	5.125%		84,000	81,060

Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	1,905,000	2,815,604

CityCenter Holdings LLC /Finance Corp. Senior Secured
01/15/16	7.625%		300,000	316,500

Clean Harbors, Inc.
06/01/21	5.125%		461,000	464,457

Clear Channel Worldwide Holdings, Inc.(b)
11/15/22	6.500%		139,000	142,475
11/15/22	6.500%		376,000	387,280

The accompanying Notes to Financial Statements are an integral part of this statement.

80	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	2,450,000	3,184,929

Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	1,625,000	1,537,341

Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	1,376,000	1,552,061

Columbus McKinnon Corp.
02/01/19	7.875%	161,000	170,660

Comstock Resources, Inc.
06/15/20	9.500%	402,000	434,160

ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	3,945,000	3,763,455

Concho Resources, Inc.
01/15/21	7.000%	274,000	294,550
01/15/22	6.500%	271,000	286,582
04/01/23	5.500%	158,000	155,630

Constellation Brands Inc. Senior Unsecured
05/01/21	3.750%	70,000	65,538
05/01/23	4.250%	117,000	110,419

Continental Resources, Inc.
10/01/20	7.375%	60,000	66,600
04/01/21	7.125%	118,000	130,095
09/15/22	5.000%	929,000	945,257

Continental Resources, Inc.(b)
04/15/23	4.500%	148,000	143,930

Corrections Corp. of America(b)
04/01/20	4.125%	114,000	110,865
05/01/23	4.625%	101,000	98,980

Cott Beverages, Inc.
11/15/17	8.375%	250,000	263,437
09/01/18	8.125%	99,000	106,673

Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	296,000	284,160

CyrusOne LP/Finance Corp.(b)
11/15/22	6.375%	161,000	165,025

DISH DBS Corp.
06/01/21	6.750%	640,000	680,000
07/15/22	5.875%	222,000	225,330
03/15/23	5.000%	120,000	115,500

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	440,000	438,900

DigitalGlobe, Inc.(b)
02/01/21	5.250%	86,000	82,560

Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	3,700,000	3,441,185

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp. Senior Unsecured
09/15/21	3.550%	3,560,000	3,555,287

Duke Energy Florida Corp. 1st Mortgage
06/15/18	5.650%	380,000	441,305

Duke Energy Progress, Inc. 1st Mortgage
05/15/42	4.100%	855,000	782,305

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	194,000	196,910

EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK(b)
12/15/17	8.125%	120,975	123,395

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	37,000	39,590
Senior Secured
05/01/19	6.875%	292,000	312,440

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	162,000	182,655

ERAC U.S.A. Finance LLC(b)
03/15/42	5.625%	2,855,000	2,866,075

Eagle Spinco, Inc.(b)
02/15/21	4.625%	115,000	110,400

El Paso LLC Senior Secured
09/15/20	6.500%	722,000	769,669

Enterprise Products Operating LLC
03/15/44	4.850%	2,535,000	2,404,303

Equinix, Inc. Senior Unsecured
04/01/20	4.875%	37,000	36,260
07/15/21	7.000%	420,000	455,700

FTI Consulting, Inc.(b)
11/15/22	6.000%	70,000	70,875

First Data Corp. Senior Secured(b)
06/15/19	7.375%	401,000	414,032

First Quality Finance Co., Inc. Senior Unsecured(b)
05/15/21	4.625%	153,000	145,350

Fresenius Medical Care U.S. Finance II, Inc.(b)
01/31/22	5.875%	24,000	25,260

Fresenius Medical Care U.S. Finance, Inc.(b)
02/15/21	5.750%	470,000	488,800

Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	62,000	70,835
04/15/22	8.750%	174,000	189,660
01/15/23	7.125%	220,000	218,900

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	81

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
General Electric Capital Corp. Senior Unsecured
01/09/23	3.100%		12,075,000	11,406,842

General Electric Co. Senior Unsecured
10/09/42	4.125%		410,000	381,503

General Motors Financial Co., Inc.(b)
Senior Unsecured
05/15/16	2.750%		300,000	295,125
05/15/18	3.250%		28,000	27,230
05/15/23	4.250%		40,000	37,250

Gibraltar Industries, Inc.(b)
02/01/21	6.250%		56,000	57,960

Goldman Sachs Group, Inc. (The) Senior Unsecured
05/02/18	6.375%	EUR	1,125,000	1,731,070

Graphic Packaging International, Inc.
10/01/18	7.875%		248,000	268,460
04/15/21	4.750%		345,000	334,650

H&E Equipment Services, Inc.
09/01/22	7.000%		147,000	153,248

HCA, Inc.
Senior Secured
04/15/19	8.500%		250,000	268,281
02/15/20	6.500%		638,000	690,236
05/01/23	4.750%		18,000	17,235

HJ Heinz Co. Secured(b)
10/15/20	4.250%		429,000	410,231

Hertz Corp. (The)
10/15/18	7.500%		150,000	160,875
01/15/21	7.375%		313,000	338,822

Hiland Partners LP/Finance Corp.(b)
10/01/20	7.250%		335,000	345,050

Hologic, Inc.
08/01/20	6.250%		41,000	42,512

Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%		439,000	465,340

Huntington Ingalls Industries, Inc.
03/15/18	6.875%		200,000	213,750
03/15/21	7.125%		150,000	161,250

Huntsman International LLC
11/15/20	4.875%		83,000	81,963

IMS Health, Inc. Senior Unsecured(b)
11/01/20	6.000%		126,000	128,205

Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%		5,695,000	5,398,296

Interface, Inc.
12/01/18	7.625%		129,000	136,740

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interline Brands, Inc.
11/15/18	7.500%	550,000	577,500

International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	32,000	30,080
12/15/20	8.250%	638,000	716,952
04/15/21	4.625%	53,000	48,760

Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	203,000	209,090

JM Huber Corp. Senior Notes(b)
11/01/19	9.875%	450,000	505,125

JMC Steel Group, Inc. Senior Notes(b)
03/15/18	8.250%	131,000	128,053

JPMorgan Chase & Co. Senior Unsecured
01/25/23	3.200%	2,305,000	2,188,153

KB Home
03/15/20	8.000%	76,000	84,360
09/15/22	7.500%	68,000	72,760

Kansas Gas & Electric Co. 1st Mortgage(b)
06/15/19	6.700%	1,000,000	1,230,062

Kinder Morgan Energy Partners LP Senior Unsecured
08/15/42	5.000%	4,355,000	4,108,416

Kraft Foods Group, Inc. Senior Unsecured
06/04/42	5.000%	1,530,000	1,549,419

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	402,000	430,140

L Brands, Inc.
04/01/21	6.625%	604,000	656,095

L-3 Communications Corp.
11/15/16	3.950%	3,150,000	3,327,424
02/15/21	4.950%	1,320,000	1,393,750

Lamar Media Corp.
02/01/22	5.875%	380,000	390,450

Laredo Petroleum, Inc.
02/15/19	9.500%	150,000	165,000
05/01/22	7.375%	432,000	453,600

Level 3 Financing, Inc.
04/01/19	9.375%	222,000	239,760

Liberty Mutual Group, Inc.(b)
05/01/22	4.950%	2,205,000	2,263,843
06/15/23	4.250%	1,555,000	1,502,483

Loews Corp. Senior Unsecured
05/15/23	2.625%	2,080,000	1,891,941

The accompanying Notes to Financial Statements are an integral part of this statement.

82	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Lynx I Corp. Senior Secured(b)
04/15/21	5.375%		131,000	131,655

MGM Resorts International
10/01/20	6.750%		28,000	28,980
12/15/21	6.625%		104,000	107,250

Manitowoc Co., Inc. (The)
11/01/20	8.500%		175,000	190,750

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		418,000	425,315
02/15/23	5.500%		233,000	229,505

Meritage Homes Corp.
03/01/18	4.500%		86,000	85,140
04/01/22	7.000%		152,000	167,200

MetroPCS Wireless, Inc.(b)
04/01/23	6.625%		109,000	110,908

Molson Coors Brewing Co.
05/01/22	3.500%		1,000,000	981,453

Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR	2,475,000	3,617,579

NBCUniversal Media LLC
04/01/21	4.375%		3,550,000	3,829,364
01/15/43	4.450%		1,325,000	1,236,918

National CineMedia LLC Senior Secured
04/15/22	6.000%		253,000	259,641

News America, Inc.
09/15/22	3.000%		8,665,000	8,086,967

NiSource Finance Corp.
09/15/17	5.250%		7,707,000	8,590,407
09/15/20	5.450%		2,358,000	2,629,500
02/15/44	4.800%		175,000	158,462

Nielsen Finance LLC/Co.
10/15/18	7.750%		150,000	161,250

Nielsen Finance LLC/Co.(b)
10/01/20	4.500%		453,000	428,085

Northrop Grumman Corp. Senior Unsecured
06/01/43	4.750%		3,280,000	3,135,162

Northwest Pipeline GP Senior Unsecured
06/15/16	7.000%		2,515,000	2,905,230
04/15/17	5.950%		1,105,000	1,255,197

Nuance Communications, Inc.(b)
08/15/20	5.375%		338,000	330,395

Oasis Petroleum, Inc.
01/15/23	6.875%		305,000	314,150

Oil States International, Inc.(b)
01/15/23	5.125%		111,000	116,273

Omnicare, Inc.
06/01/20	7.750%		385,000	419,650

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oncor Electric Delivery Co. LLC Senior Secured
12/01/41	4.550%	245,000	232,380
06/01/42	5.300%	245,000	259,778

Oshkosh Corp.
03/01/17	8.250%	247,000	263,055
03/01/20	8.500%	148,000	160,025

PPL Capital Funding, Inc.
06/01/23	3.400%	6,160,000	5,836,434

Pacific Gas & Electric Co. Senior Unsecured
10/01/20	3.500%	1,035,000	1,078,155

Peabody Energy Corp.
11/15/18	6.000%	521,000	522,302

Penske Automotive Group, Inc.
10/01/22	5.750%	269,000	274,380

Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	144,000	158,400

Pinnacle Foods Finance LLC/Corp.(b)
05/01/21	4.875%	442,000	422,110

Plains Exploration & Production Co.
11/15/20	6.500%	384,000	407,119
02/15/23	6.875%	724,000	774,609

Polypore International, Inc.
11/15/17	7.500%	190,000	198,075

Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	5,315,000	5,904,396
04/01/22	3.150%	1,335,000	1,278,762

Provident Funding Associates LP/PFG Finance Corp.(b)
06/15/21	6.750%	14,000	13,965

Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	360,000	373,852

Public Service Co. of Colorado 1st Mortgage
03/15/43	3.950%	1,940,000	1,784,814

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	505,000	544,137
10/01/22	5.375%	113,000	112,435

Reed Elsevier Capital, Inc.(b)
10/15/22	3.125%	3,555,000	3,297,267

Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	724,000	756,580

Regency Energy Partners LP/Finance Corp.(b)
11/01/23	4.500%	112,000	101,360

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	298,000	300,235

Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	241,000	262,690

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	83

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockwood Specialties Group, Inc.
10/15/20	4.625%	100,000	100,500

SABMiller Holdings, Inc.(b)
01/15/22	3.750%	3,725,000	3,790,880

SBA Telecommunications, Inc.
08/15/19	8.250%	156,000	168,870

SBA Telecommunications, Inc.(b)
07/15/20	5.750%	231,000	231,577

SM Energy Co. Senior Unsecured
11/15/21	6.500%	406,000	426,300

SM Energy Co.(b) Senior Unsecured
01/15/24	5.000%	50,000	47,750

STHI Holding Corp. Secured(b)
03/15/18	8.000%	164,000	177,120

Sabine Pass Liquefaction LLC(b) Senior Secured
02/01/21	5.625%	199,000	193,030
04/15/23	5.625%	381,000	360,045

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	373,000	400,042

Seneca Gaming Corp.(b)
12/01/18	8.250%	117,000	124,605

Service Corp., International Senior Unsecured(b)(c)
01/15/22	5.375%	76,000	75,810

Shearer’s Foods, Inc. LLC Senior Secured(b)
11/01/19	9.000%	126,000	133,245

Sierra Pacific Power Co.
05/15/16	6.000%	8,251,000	9,345,025

Sirius XM Radio, Inc.(b) Senior Unsecured
05/15/20	4.250%	183,000	172,020
05/15/23	4.625%	236,000	218,300

Southern California Edison Co. 1st Refunding Mortgage
03/15/43	3.900%	3,415,000	3,113,732

Southern Natural Gas Co. LLC Senior Unsecured(b)
04/01/17	5.900%	11,898,000	13,557,747

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	446,000	448,230

Spectrum Brands Escrow Corp.(b)
11/15/20	6.375%	295,000	309,012

Spectrum Brands, Inc. Senior Secured
06/15/18	9.500%	114,000	124,830

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springs Window Fashions LLC Senior Secured(b)
06/01/21	6.250%	254,000	248,920

Sprint Nextel Corp. Senior Unsecured
11/15/22	6.000%	52,000	50,960

Sprint Nextel Corp.(b)
11/15/18	9.000%	1,000,000	1,167,500

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	556,000	617,160

TRW Automotive, Inc.(b)
03/01/21	4.500%	135,000	134,663

Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/20	7.750%	430,000	463,325

Tempur Sealy International, Inc.(b)
12/15/20	6.875%	128,000	135,040

Tenet Healthcare Corp. Senior Secured(b)
04/01/21	4.500%	29,000	27,043

Tesoro Logistics LP/Finance Corp. Senior Unsecured(b)
10/01/20	5.875%	143,000	141,570

Time Warner Cable, Inc.
09/15/42	4.500%	2,965,000	2,299,310

Time Warner, Inc.
03/29/41	6.250%	575,000	634,449

TransDigm, Inc.(b)
10/15/20	5.500%	147,000	138,915

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	6,860,000	7,784,001
06/15/18	6.050%	1,106,000	1,298,267
08/01/42	4.450%	2,190,000	1,985,478

USG Corp.(b)
10/15/18	8.375%	300,000	324,750

United Rentals North America, Inc.
04/15/22	7.625%	503,000	544,497
06/15/23	6.125%	21,000	20,895
Secured
07/15/18	5.750%	316,000	331,800

United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	483,000	470,564

Universal Hospital Services, Inc. Secured
08/15/20	7.625%	154,000	160,930

Univision Communications, Inc.(b) Senior Secured
05/15/19	6.875%	193,000	202,650
09/15/22	6.750%	251,000	263,550
05/15/23	5.125%	189,000	178,605

The accompanying Notes to Financial Statements are an integral part of this statement.

84	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Valeant Pharmaceuticals International(b)
10/15/20	6.375%		205,000	202,437

VeriSign, Inc.(b)
05/01/23	4.625%		106,000	102,820

Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%		4,750,000	3,921,601

Visteon Corp.
04/15/19	6.750%		259,000	272,597

Vivint, Inc. Senior Secured(b)
12/01/19	6.375%		417,000	396,150

Waste Management, Inc.
06/30/20	4.750%		4,520,000	4,868,230

Wells Fargo & Co. Senior Unsecured
11/03/16	4.125%	EUR	1,150,000	1,642,671

Whiting Petroleum Corp.
10/01/18	6.500%		29,000	30,668

Windstream Corp.
03/15/19	7.000%		90,000	90,225
10/15/20	7.750%		490,000	507,150

Yum! Brands, Inc. Senior Unsecured
11/01/21	3.750%		1,815,000	1,808,727

Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%		224,000	243,040

tw telecom holdings, inc.
03/01/18	8.000%		450,000	477,000

Total				260,651,073

Total Corporate Bonds & Notes
(Cost: $309,975,721)				311,704,721

Residential Mortgage-Backed Securities — Agency 5.7%
United States 5.7%
Federal Home Loan Mortgage Corp.(d)
04/01/42 - 05/01/42	3.500%		21,156,901	21,506,358
05/01/18	4.500%		83,458	87,593
10/01/18 - 11/01/33	5.000%		470,598	505,923
04/01/33	6.000%		234,260	261,590
09/01/17 - 08/01/33	6.500%		67,044	74,322

Federal National Mortgage Association(d)
06/01/27	2.500%		14,076,298	14,181,904
08/01/18 - 09/01/19	4.500%		698,213	741,876
12/01/18 - 02/01/36	5.000%		4,179,294	4,504,670
02/01/18 - 01/01/36	5.500%		8,374,460	9,165,486
07/01/17 - 01/01/36	6.000%		6,566,955	7,370,561
04/01/17 - 11/01/33	6.500%		2,343,017	2,646,172
06/01/32 - 07/01/36	7.000%		1,072,462	1,203,774
05/01/32 - 11/01/32	7.500%		160,241	185,663

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d)(e)
01/01/41	4.000%	7,470,019	7,785,914
09/01/40	4.500%	1,002,212	1,083,740

Government National Mortgage Association(d)
10/15/33	5.500%	263,135	299,890

Total			71,605,436

Total Residential Mortgage-Backed Securities — Agency
(Cost: $69,772,777)			71,605,436

Residential Mortgage-Backed Securities — Non-Agency 0.3%
United States 0.3%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A(d)(f)
04/19/34	4.514%	571,164	555,277

Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-14 Class 2A1(d)
12/25/35	5.500%	3,272,228	3,314,076

Total			3,869,353

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $3,634,351)			3,869,353

Commercial Mortgage-Backed Securities — Agency 2.4%
United States 2.4%
Government National Mortgage Association(d)
Series 2013-13 Class AC
04/16/46	1.700%	14,781,898	14,288,345
Series 2013-33 Class AC
05/16/46	1.744%	16,393,650	15,952,071

Total			30,240,416

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $30,935,610)			30,240,416

Commercial Mortgage-Backed Securities — Non-Agency 3.6%
United States 3.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(d)
12/11/49	5.322%	1,300,000	1,430,362

Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1(d)
05/15/36	3.819%	23,399	23,526

Extended Stay America Trust Series 2013-ESH5 Class A25(b)(d)
12/05/31	1.830%	1,750,000	1,699,639

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	85

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(d)(f)
06/10/48	4.772%	500,000	526,868

General Electric Capital Assurance Co. Series 2003-1 Class A4(b)(d)(f)
05/12/35	5.254%	311,754	327,354

JPMorgan Chase Commercial Mortgage Securities Corp.(b)(d) Series 2011-C3 Class A4
02/15/46	4.717%	2,600,000	2,807,246

JPMorgan Chase Commercial Mortgage Securities Corp.(d) Series 2005-LDP2 Class A3
07/15/42	4.697%	565,955	565,919

JPMorgan Chase Commercial Mortgage Securities Corp.(d)(f) Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,447,118	1,496,914
Series 2006-LDP6 Class ASB
04/15/43	5.490%	1,251,992	1,300,036
Series 2006-LDP7 Class ASB
04/15/45	6.056%	1,362,448	1,433,006

LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3(d)
03/15/29	3.973%	160,916	161,639

Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4(b)(d)(f)
09/15/47	5.033%	2,400,000	2,710,872

Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A(b)(d)(f)
08/15/45	5.982%	12,661,000	14,184,827

Rialto Real Estate Fund Series 2013-LT2 Class A(b)(d)
05/22/28	2.833%	9,207,122	9,178,571

S2 Hospitality LLC Series 2012-LV1 Class A(b)(d)
04/15/25	4.500%	1,101,884	1,100,590

Wachovia Bank Commercial Mortgage Trust(d) Series 2004-C10 Class A4
02/15/41	4.748%	241,849	245,124
Series 2006-C29 Class A4
11/15/48	5.308%	2,702,500	2,985,173

Wachovia Bank Commercial Mortgage Trust(d)(f)
Series 2006-C24 Class A3
03/15/45	5.558%	2,500,000	2,731,608

Total			44,909,274

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $43,911,739)			44,909,274

Asset-Backed Securities — Non-Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Bermuda 0.6%
Cronos Containers Program Ltd. Series 2013-1A Class A(b)
04/18/28	3.080%		7,178,334	6,980,929

United States 1.6%
CLI Funding V LLC Series 2013-1A(b)
03/18/28	2.830%		4,192,500	4,058,692

Centre Point Funding LLC Series 2012-2A Class 1(b)
08/20/21	2.610%		4,648,108	4,706,282

GTP Towers Issuer LLC(b)
02/15/15	4.436%		1,600,000	1,661,917

SBA Tower Trust(b)
04/15/18	2.240%		6,500,000	6,344,764

TAL Advantage V LLC Series 2013-1A Class A(b)
02/22/38	2.830%		3,649,167	3,501,036

Total				20,272,691

Total Asset-Backed Securities — Non-Agency
(Cost: $27,842,226)				27,253,620

Inflation-Indexed Bonds(a) 2.0%
Japan 1.0%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	1,093,596,000	12,273,459

United States 1.0%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%		14,500,000	12,334,606

Total Inflation-Indexed Bonds
(Cost: $23,134,745)				24,608,065

U.S. Treasury Obligations 3.0%
United States 3.0%
U.S. Treasury
03/31/17	1.000%		8,655,000	8,663,118
04/30/18	0.625%		160,000	154,625
02/15/22	2.000%		2,500,000	2,445,118
08/15/22	1.625%		1,910,000	1,791,968
02/15/23	2.000%		7,549,000	7,265,324
05/15/23	1.750%		1,225,000	1,147,288
11/15/41	3.125%		7,313,000	6,855,937
05/15/42	3.000%		3,610,000	3,290,739
11/15/42	2.750%		6,545,000	5,639,949

Total				37,254,066

Total U.S. Treasury Obligations
(Cost: $38,944,961)				37,254,066

The accompanying Notes to Financial Statements are an integral part of this statement.

86	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Foreign Government Obligations(a) 45.4%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Argentina 0.3%
Argentina Bonar Bonds
09/12/13	7.000%		2,322,000	2,368,440
04/17/17	7.000%		1,815,000	1,393,013

Total				3,761,453

Brazil 2.4%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(b)
06/16/18	6.369%		1,165,000	1,264,025

Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	58,136,000	25,397,487

Brazilian Government International Bond
01/15/18	8.000%		752,778	850,639
Senior Unsecured
01/07/41	5.625%		1,830,000	1,820,850

Petrobras International Finance Co.
01/27/21	5.375%		1,170,000	1,183,476

Total				30,516,477

Canada 3.3%
Canadian Government Bond
06/01/18	4.250%	CAD	1,100,000	1,164,753
06/01/19	3.750%	CAD	6,585,000	6,872,268

Province of British Columbia
06/18/14	5.300%	CAD	6,140,000	6,064,396

Province of Ontario
03/08/14	5.000%	CAD	10,828,000	10,561,135
Senior Unsecured
05/26/15	0.950%		7,525,000	7,572,927

Province of Quebec
12/01/17	4.500%	CAD	9,345,000	9,735,434

Total				41,970,913

Colombia 0.5%
Colombia Government International Bond Senior Unsecured
09/18/37	7.375%		1,250,000	1,596,875
01/18/41	6.125%		1,665,000	1,826,477

Corporación Andina de Fomento
06/15/22	4.375%		3,348,000	3,409,232

Total				6,832,584

Denmark 0.5%
Realkredit Danmark A/S
01/01/19	4.000%	DKK	34,140,000	6,681,755

El Salvador 0.1%
El Salvador Government International Bond Senior Unsecured(b)
01/24/23	7.750%		760,000	839,800

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Finland 1.9%
Finland Government Bond Senior Unsecured
04/15/21	3.500%	EUR	16,286,000	24,037,164

France 0.5%
Cie de Financement Foncier SA(b)
09/16/15	2.500%		3,900,000	4,037,382

Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	1,450,000	2,178,918

Total				6,216,300

Germany 6.9%
Bundesrepublik Deutschland
07/04/14	4.250%	EUR	10,000,000	13,555,768
07/04/19	3.500%	EUR	7,880,000	11,781,700
07/04/27	6.500%	EUR	11,700,000	23,429,667
07/04/28	4.750%	EUR	6,270,000	10,818,675
07/04/34	4.750%	EUR	11,735,000	21,149,566
07/04/44	2.500%	EUR	5,000,000	6,535,543

Total				87,270,919

Greece —%
Hellenic Republic Government Bond Senior Unsecured(f)(g)
10/15/42	0.000%	EUR	2,639,700	36,078

Indonesia 2.0%
Indonesia Government International Bond(b) Senior Unsecured
01/17/18	6.875%		1,880,000	2,108,044
03/13/20	5.875%		300,000	325,140
05/05/21	4.875%		1,100,000	1,130,397
02/17/37	6.625%		400,000	439,520
01/17/38	7.750%		610,000	753,350

Indonesia Treasury Bond Senior Unsecured
05/15/16	10.750%	IDR	32,410,000,000	3,623,474
11/15/20	11.000%	IDR	70,820,000,000	8,745,260
07/15/22	10.250%	IDR	62,417,000,000	7,524,245

Total				24,649,430

Italy —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	308

Japan 5.0%
Japan Government 20-Year Bond Senior Unsecured
12/20/26	2.100%	JPY	2,183,000,000	24,551,729
09/20/29	2.100%	JPY	814,000,000	8,993,756
12/20/32	1.700%	JPY	1,621,000,000	16,392,072

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	87

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Japan Government 30-Year Bond Senior Unsecured
12/20/34	2.400%	JPY	799,000,000	9,032,946
03/20/39	2.300%	JPY	380,000,000	4,239,590

Total				63,210,093

Kazakhstan 0.1%
KazMunayGas National Co. JSC(b)
07/02/18	9.125%		750,000	896,250

Lithuania 0.6%
Lithuania Government International Bond Senior Unsecured
02/07/18	4.850%	EUR	3,400,000	4,755,758

Lithuania Government International Bond(b) Senior Unsecured
09/14/17	5.125%		2,205,000	2,354,881

Total				7,110,639

Malaysia 1.6%
Malaysia Government Bond Senior Unsecured
03/31/20	3.492%	MYR	45,280,000	14,271,161

Petronas Capital Ltd.(b)
08/12/19	5.250%		6,025,000	6,554,711

Total				20,825,872

Mexico 2.0%
Mexican Bonos
12/19/13	8.000%	MXN	10,991,000	8,638,192
12/17/15	8.000%	MXN	15,428,000	12,875,628

Mexico Government International Bond Senior Unsecured
09/27/34	6.750%		315,000	371,700

Pemex Project Funding Master Trust
03/01/18	5.750%		1,513,000	1,656,735

Petroleos Mexicanos
05/03/19	8.000%		100,000	121,000
01/24/22	4.875%		1,300,000	1,326,000

Total				24,989,255

Netherlands 0.5%
Bank Nederlandse Gemeenten Senior Unsecured(b)
03/23/15	1.375%		6,370,000	6,459,371

New Zealand 0.9%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	13,800,000	11,432,323

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Norway 1.9%
Norway Government Bond
05/22/19	4.500%	NOK	130,950,000	24,470,329

Peru 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		600,000	768,000

Philippines 0.2%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
05/27/19	7.250%		2,000,000	2,345,000

Poland 3.5%
Poland Government Bond
10/24/13	5.000%	PLN	24,000,000	7,269,630
04/25/14	5.750%	PLN	20,900,000	6,432,850
10/25/17	5.250%	PLN	47,495,000	15,198,200
10/25/21	5.750%	PLN	46,900,000	15,604,162

Total				44,504,842

Qatar 0.2%
Qatar Government International Bond Senior Unsecured(b)
01/20/40	6.400%		200,000	234,500

Qatari Diar Finance Co. Government Guaranteed(b)
07/21/20	5.000%		1,100,000	1,212,750

Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured(b)
09/30/14	5.500%		890,000	928,528

Total				2,375,778

Romania 0.4%
Romanian Government International Bond Senior Unsecured
06/17/16	5.250%	EUR	3,500,000	4,842,331

Russian Federation 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(b)
03/05/14	5.670%		470,000	481,797

Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured
11/22/16	6.212%		600,000	647,220
03/07/22	6.510%		2,000,000	2,115,000
08/16/37	7.288%		570,000	609,900

Russian Foreign Bond — Eurobond Senior Unsecured(b)(f)
03/31/30	7.500%		3,900,075	4,567,963

Total				8,421,880

The accompanying Notes to Financial Statements are an integral part of this statement.

88	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
South Africa 0.4%
South Africa Government Bond
12/21/14	8.750%	ZAR	52,890,000	5,575,332

South Korea 0.7%
Export-Import Bank of Korea Senior Unsecured
01/21/14	8.125%		3,430,000	3,565,035
01/14/15	5.875%		1,320,000	1,404,282
04/11/22	5.000%		3,300,000	3,497,251

Total				8,466,568

Sweden 0.7%
Sweden Government Bond
08/12/17	3.750%	SEK	29,100,000	4,734,889
06/01/22	3.500%	SEK	25,785,000	4,279,123

Total				9,014,012

Thailand 0.5%
Thailand Government Bond Senior Unsecured
03/13/18	5.125%	THB	173,220,000	6,013,015

Turkey 0.7%
Turkey Government International Bond Senior Unsecured
02/16/17	5.500%	EUR	3,400,000	4,783,086
11/07/19	7.500%		225,000	266,344
06/05/20	7.000%		1,330,000	1,536,150
03/30/21	5.625%		500,000	533,750
03/17/36	6.875%		1,010,000	1,126,150

Total				8,245,480

United Kingdom 5.5%
United Kingdom Gilt
09/07/16	4.000%	GBP	11,480,000	19,244,440
03/07/19	4.500%	GBP	4,390,000	7,747,353
09/07/21	3.750%	GBP	1,200,000	2,035,465
03/07/25	5.000%	GBP	2,575,000	4,826,079
12/07/27	4.250%	GBP	5,500,000	9,614,485
03/07/36	4.250%	GBP	3,680,000	6,370,254
12/07/38	4.750%	GBP	4,400,000	8,200,180
12/07/40	4.250%	GBP	3,450,000	5,944,954
12/07/49	4.250%	GBP	3,030,000	5,255,646

Total				69,238,856

Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%		1,500,000	1,893,750

Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela 0.7%
Petroleos de Venezuela SA
04/12/17	5.250%	2,890,000	2,355,350
11/02/17	8.500%	510,000	467,288
Senior Unsecured
10/28/15	5.000%	1,500,000	1,316,250

Venezuela Government International Bond Senior Unsecured
02/26/16	5.750%	1,650,000	1,472,625
05/07/23	9.000%	3,484,000	2,900,430

Total			8,511,943

Total Foreign Government Obligations (Cost: $563,550,274)			572,424,100

Senior Loans 0.3%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Canada —%
Four Seasons Holdings 2nd Lien Term Loan(c)(f)(h)
12/24/20	6.250%	41,000	41,307

United Kingdom —%
Offshore Group Investment Ltd. 2nd Lien Term Loan(f)(h)
03/28/19	5.750%	43,890	44,000

United States 0.3%
Affinia Group, Inc. Tranche B2 Term Loan(f)(h)
04/25/20	4.750%	57,000	56,786

Alliant Holdings I, Inc. Term Loan(f)(h)
12/20/19	5.000%	76,615	76,423

Ancestry.com, Inc. Tranche B1 Term Loan(f)(h)
12/28/18	5.250%	247,807	247,373

Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan(f)(h)
02/01/20	4.750%	56,858	56,808

CPM Acquisition Corp. 1st Lien Term Loan(f)(h)
08/29/17	6.250%	462,505	461,349

ConvaTec, Inc. Term Loan(f)(h)
12/22/16	5.000%	33,936	34,055

Cumulus Media Holdings, Inc. 2nd Lien Term Loan(f)(h)
09/16/19	7.500%	126,021	128,384

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	89

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Integra Telecom Holdings, Inc. Tranche B Term Loan(f)(h)
02/22/19	5.250%	55,860	55,832

Lonestar Intermediate Super Holdings LLC Term Loan(f)(h)
09/02/19	11.000%	618,000	642,720

New Breed, Inc. Term Loan(f)(h)
10/01/19	6.000%	532,325	530,994

New HB Acquisition LLC Tranche B Term Loan(f)(h)
04/09/20	6.750%	83,000	84,384

PQ Corp. Term Loan(f)(h)
08/07/17	4.500%	282,293	282,293

ROC Finance LLC Tranche B Term Loan(c)(f)(h)
03/27/19	5.000%	104,000	103,826

Rite Aid Corp. Tranche 1 2nd Lien Term Loan(f)(h)
08/21/20	5.750%	142,000	143,775

Serta Simmons Holdings LLC Term Loan(f)(h)
10/01/19	5.000%	403,987	403,584

Sun Products Corp. (The) Tranche B Term Loan(f)(h)
03/23/20	5.500%	20,541	20,285

TWCC Holding Corp. 2nd Lien Term Loan(c)(f)(h)
12/11/20	7.000%	16,000	16,080

United Surgical Partners International, Inc. Tranche B Term Loan(f)(h)
04/03/19	4.750%	44,775	44,523

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)		Value ($)
WideOpenWest Finance LLC Tranche B Term Loan(f)(h)
04/01/19	4.750%		82,377	82,480

Total				3,471,954

Total Senior Loans (Cost: $3,482,839)				3,557,261

Treasury Bills(a) 2.2%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Australia 1.3%
Australia Treasury Bills(g)
07/26/13	0.000%	AUD	17,700,000	16,154,321

Norway 0.9%
Norway Treasury Bills(g)
12/18/13	0.000%	NOK	74,100,000	12,114,225

Total Treasury Bills (Cost: $30,693,446)				28,268,546

Money Market Funds 6.0%
		Shares		Value ($)
Columbia Short-Term Cash Fund,
0.106%(i)(j)			75,875,540	75,875,540

Total Money Market Funds
(Cost: $75,875,540)				75,875,540

Total Investments
(Cost: $1,221,754,229)				1,231,570,398

Other Assets & Liabilities, Net				28,137,548

Net Assets				1,259,707,946

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2013

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received			Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	July 3, 2013	7,908,655	(USD)	808,134,000	(JPY	)	239,532	—
Morgan Stanley	July 10, 2013	216,520,000	(CZK)	10,963,316	(USD	)	129,225	—
HSBC Securities (USA), Inc.	July 10, 2013	4,700,000	(SEK)	705,812	(USD	)	5,092	—
State Street Bank & Trust Company	July 10, 2013	81,653,371	(USD)	62,367,000	(EUR	)	—	(470,723)
Standard Chartered Bank	July 10, 2013	6,547,437	(USD)	203,000,000	(THB	)	—	(5,250)
Standard Chartered Bank	July 10, 2013	2,814,373	(USD)	87,330,000	(THB	)	56	—
State Street Bank & Trust Company	July 18, 2013	6,080,000	(GBP)	9,520,893	(USD	)	274,555	—
HSBC Securities (USA), Inc.	July 19, 2013	19,846,000	(CAD)	19,463,255	(USD	)	600,678	—
J.P. Morgan Securities, Inc.	July 19, 2013	25,533,000	(PLN)	7,978,689	(USD	)	302,777	—
HSBC Securities (USA), Inc.	July 19, 2013	8,641,650	(USD)	9,091,000	(AUD	)	—	(338,190)
Citigroup Global Markets Inc.	July 19, 2013	6,153,046	(USD)	7,100,000,000	(KRW	)	57,068	—
Citigroup Global Markets Inc.	July 19, 2013	12,619,385	(USD)	14,256,245,000	(KRW	)	—	(149,960)
Deutsche Bank Securities Inc.	July 19, 2013	484,957	(USD)	4,884,000	(ZAR	)	7,864	—

The accompanying Notes to Financial Statements are an integral part of this statement.

90	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received			Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	July 24, 2013	11,519,000	(AUD)	10,654,960	(USD	)	137,826	—
Standard Chartered Bank	July 24, 2013	2,232,000	(CAD)	2,118,914	(USD	)	—	(2,226)
Standard Chartered Bank	July 24, 2013	13,203,000	(CHF)	14,243,282	(USD	)	262,482	—
Goldman, Sachs & Co.	July 24, 2013	109,282,000	(EUR)	145,887,645	(USD	)	3,627,889	—
Standard Chartered Bank	July 24, 2013	9,712,000	(EUR)	12,718,932	(USD	)	76,166	—
Barclays Bank PLC	July 24, 2013	55,722,000	(GBP)	87,531,461	(USD	)	2,794,152	—
Standard Chartered Bank	July 24, 2013	4,132,000	(GBP)	6,361,049	(USD	)	77,452	—
Standard Chartered Bank	July 24, 2013	1,386,439,000	(JPY)	14,522,093	(USD	)	541,897	—
Standard Chartered Bank	July 24, 2013	65,055,000	(NOK)	10,575,418	(USD	)	—	(126,104)
Standard Chartered Bank	July 24, 2013	13,718,000	(NZD)	10,613,617	(USD	)	154	—
Citigroup Global Markets Inc.	July 24, 2013	381,015,000	(SEK)	58,848,742	(USD	)	2,062,671	—
Citigroup Global Markets Inc.	July 24, 2013	7,017,000	(SEK)	1,035,131	(USD	)	—	(10,675)
Standard Chartered Bank	July 24, 2013	71,880,000	(SEK)	10,604,664	(USD	)	—	(108,255)
Standard Chartered Bank	July 24, 2013	85,803,637	(USD)	80,198,000	(CHF	)	—	(881,113)
Morgan Stanley	July 24, 2013	142,777,064	(USD)	877,724,000	(NOK	)	1,608,186	—
HSBC Securities (USA), Inc.	July 24, 2013	59,377,102	(USD)	74,119,000	(NZD	)	—	(2,032,065)
Cowen & Co., LLC	July 26, 2013	38,948,000	(CHF)	42,077,793	(USD	)	834,610	—
Standard Chartered Bank	July 26, 2013	6,239,889	(USD)	270,000,000	(PHP	)	26,950	—
J.P. Morgan Securities, Inc.	July 26, 2013	8,483,233	(USD)	10,663,000	(SGD	)	—	(70,185)
Citigroup Global Markets Inc.	July 31, 2013	13,470,000	(NOK)	2,205,016	(USD	)	—	(10,249)
UBS Securities LLC	July 31, 2013	10,671,318	(USD)	142,408,000	(MXN	)	289,885	—
Standard Chartered Bank	August 1, 2013	14,545,000,000	(IDR)	1,411,040	(USD	)	—	(21,260)
UBS Securities	August 1, 2013	12,588,000	(NZD)	9,719,950	(USD	)	—	(13,471)
Deutsche Bank Securities Inc.	August 1, 2013	25,303,135	(USD)	80,717,000	(MYR	)	59,630	—
Citigroup Global Markets Inc.	August 2, 2013	1,509,745,000	(INR)	25,058,008	(USD	)	—	(89,136)
Standard Chartered Bank	August 2, 2013	48,790,000	(TRY)	25,080,964	(USD	)	—	(91,572)
J.P. Morgan Securities, Inc.	August 2, 2013	12,532,873	(USD)	27,974,000	(BRL	)	—	(85,940)
Goldman, Sachs & Co.	August 2, 2013	25,283,495	(USD)	32,062,000	(SGD	)	13,598	—
Citigroup Global Markets Inc.	August 2, 2013	25,379,086	(USD)	761,969,000	(TWD	)	58,106	—
Cowen & Co., LLC	August 2, 2013	126,514,000	(ZAR)	12,484,298	(USD	)	—	(254,762)

Total							14,088,501	(4,761,136)

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $3,248,248 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Euro-Bobl, 5-year	135	22,000,479	September 2013	—	(186,816)

Japanese Government Bond, 10-year	(65)	(93,521,879)	September 2013	—	(410,634)

United Kingdom Long GILT, 10-year	550	93,606,841	September 2013	—	(3,395,506)

U.S. Treasury Note, 5-year	(332)	(40,187,564)	October 2013	304,403	—

U.S. Treasury Note, 10-year	(1,150)	(145,546,875)	September 2013	3,414,623	—

U.S. Treasury Ultra Bond, 30-year	(14)	(2,062,375)	September 2013	81,792	—

Total				3,800,818	(3,992,956)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $162,825,346 or 12.93% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	At June 30, 2013, investments in securities included securities valued at $2,215,175 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	91

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)	Variable rate security.

(g)	Zero coupon bond.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	123,146,933	313,572,220	(360,843,613)	75,875,540	72,095	75,875,540

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

92	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	311,704,721	—	311,704,721

Residential Mortgage-Backed Securities — Agency	—	71,605,436	—	71,605,436

Residential Mortgage-Backed Securities — Non-Agency	—	3,869,353	—	3,869,353

Commercial Mortgage-Backed Securities — Agency	—	30,240,416	—	30,240,416

Commercial Mortgage-Backed Securities — Non-Agency	—	44,909,274	—	44,909,274

Asset-Backed Securities — Non-Agency	—	27,253,620	—	27,253,620

Inflation-Indexed Bonds	—	24,608,065	—	24,608,065

U.S. Treasury Obligations	37,254,066	—	—	37,254,066

Foreign Government Obligations	—	572,424,100	—	572,424,100

Total Bonds	37,254,066	1,086,614,985	—	1,123,869,051

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	93

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities

Treasury Bills	—	28,268,546	—	28,268,546

Total Short-Term Securities	—	28,268,546	—	28,268,546

Other

Senior Loans	—	3,557,261	—	3,557,261

Money Market Funds	75,875,540	—	—	75,875,540

Total Other	75,875,540	3,557,261	—	79,432,801

Investments in Securities	113,129,606	1,118,440,792	—	1,231,570,398

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	14,088,501	—	14,088,501

Futures Contracts	3,800,818	—	—	3,800,818

Liabilities

Forward Foreign Currency Exchange Contracts	—	(4,761,136)	—	(4,761,136)

Futures Contracts	(3,992,956)	—	—	(3,992,956)

Total	112,937,468	1,127,768,157	—	1,240,705,625

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

94	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 92.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.6%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	3,745,000	3,642,012

Bombardier, Inc. Senior Notes(a)
01/15/23	6.125%	634,000	630,830

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	2,777,000	2,967,919

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,941,000	4,216,870

Oshkosh Corp.
03/01/20	8.500%	1,710,000	1,848,938

TransDigm, Inc.(a)
10/15/20	5.500%	942,000	890,190

TransDigm, Inc.(a)(b)
07/15/21	7.500%	1,184,000	1,210,640

Total			15,407,399

Automotive 2.2%
Allison Transmission, Inc.(a)
05/15/19	7.125%	1,574,000	1,664,505

American Axle & Manufacturing, Inc.
03/15/21	6.250%	1,047,000	1,064,014

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	266,000	290,273
06/15/21	8.250%	896,000	988,960

Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	1,890,000	2,003,400

General Motors Financial Co., Inc.(a) Senior Unsecured
05/15/18	3.250%	306,000	297,585
05/15/23	4.250%	438,000	407,887

Jaguar Land Rover Automotive PLC(a)
02/01/23	5.625%	1,512,000	1,466,640

Lear Corp.
03/15/20	8.125%	202,000	221,190

Schaeffler Finance BV(a) Senior Secured
02/15/19	8.500%	1,097,000	1,231,382
05/15/21	4.750%	1,052,000	999,400

Visteon Corp.
04/15/19	6.750%	2,394,000	2,519,685

Total			13,154,921

Banking 1.9%
Ally Financial, Inc.
03/15/20	8.000%	6,633,000	7,702,571
09/15/20	7.500%	1,047,000	1,206,668

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	2,456,000	2,726,160

Total			11,635,399

Brokerage 0.7%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	1,559,000	1,582,385

Nuveen Investments, Inc.(a) Senior Unsecured
10/15/17	9.125%	389,000	389,972
10/15/20	9.500%	2,327,000	2,315,365

Total			4,287,722

Building Materials 1.6%
American Builders & Contractors Supply Co., Inc. Senior Unsecured(a)
04/15/21	5.625%	1,331,000	1,304,380

Gibraltar Industries, Inc.(a)
02/01/21	6.250%	470,000	486,450

HD Supply, Inc.
07/15/20	11.500%	860,000	997,600
01/15/21	10.500%	555,000	574,425

HD Supply, Inc.(a) Senior Unsecured
07/15/20	7.500%	2,145,000	2,171,812

Interface, Inc.
12/01/18	7.625%	560,000	593,600

Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,730,000	1,790,550

Nortek, Inc.
12/01/18	10.000%	339,000	367,815
04/15/21	8.500%	1,510,000	1,615,700

Nortek, Inc.(a)
04/15/21	8.500%	35,000	37,100

Total			9,939,432

Chemicals 2.4%
Ashland, Inc.(a)
08/15/22	4.750%	1,198,000	1,186,020

Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	586,180
11/15/22	4.625%	743,000	729,069

Huntsman International LLC
11/15/20	4.875%	703,000	694,212
03/15/21	8.625%	175,000	192,063

JM Huber Corp. Senior Notes(a)
11/01/19	9.875%	1,650,000	1,852,125

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	95

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	1,905,000	1,985,962
10/15/20	10.000%	302,000	314,080

PQ Corp. Secured(a)
05/01/18	8.750%	5,209,000	5,313,180

U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV(a)
05/01/21	7.375%	1,535,000	1,573,375

Total			14,426,266

Construction Machinery 2.2%
CNH Capital LLC(a)
04/15/18	3.625%	1,200,000	1,146,000

Case New Holland, Inc.
12/01/17	7.875%	4,976,000	5,635,320

Columbus McKinnon Corp.
02/01/19	7.875%	674,000	714,440

H&E Equipment Services, Inc.
09/01/22	7.000%	227,000	236,648

Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	2,536,000	2,612,080

United Rentals North America, Inc.
05/15/20	7.375%	851,000	908,442
04/15/22	7.625%	916,000	991,570
Senior Unsecured
02/01/21	8.250%	1,025,000	1,122,375

Total			13,366,875

Consumer Cyclical Services 1.9%
Corrections Corp. of America(a)
04/01/20	4.125%	929,000	903,452
05/01/23	4.625%	322,000	315,560

GNET Escrow Corp. Senior Secured(a)
07/01/18	12.125%	815,000	855,750

Goodman Networks, Inc. Senior Secured(a)
07/01/18	13.125%	1,686,000	1,787,160

Monitronics International, Inc.
04/01/20	9.125%	915,000	933,300

Service Corp., International Senior Unsecured(a)(b)
01/15/22	5.375%	695,000	693,263

Vivint, Inc.(a) Senior Secured
12/01/19	6.375%	3,928,000	3,731,600

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Unsecured
12/01/20	8.750%	2,659,000	2,532,697

Total			11,752,782

Consumer Products 1.3%
First Quality Finance Co., Inc. Senior Unsecured(a)
05/15/21	4.625%	1,335,000	1,268,250

Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	598,000	625,658

Serta Simmons Holdings LLC Senior Unsecured(a)
10/01/20	8.125%	1,981,000	2,028,049

Spectrum Brands Escrow Corp.(a)
11/15/20	6.375%	1,397,000	1,463,357
11/15/22	6.625%	722,000	756,295

Spectrum Brands, Inc.
03/15/20	6.750%	1,532,000	1,614,345

Tempur Sealy International, Inc.(a)
12/15/20	6.875%	233,000	245,815

Total			8,001,769

Diversified Manufacturing 0.7%
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	2,451,000	2,579,677

Silver II Borrower/US Holdings LLC(a)
12/15/20	7.750%	1,488,000	1,495,440

Total			4,075,117

Electric 1.0%
AES Corp. (The) Senior Unsecured
06/01/20	8.000%	1,290,000	1,470,600
07/01/21	7.375%	206,000	226,085

Calpine Corp. Senior Secured(a)
02/15/21	7.500%	1,744,000	1,857,360

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	2,430,000	2,697,300

Total			6,251,345

Entertainment 0.9%
AMC Entertainment, Inc.
06/01/19	8.750%	1,582,000	1,692,740
12/01/20	9.750%	1,388,000	1,571,910

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(a)
03/15/21	5.250%	1,170,000	1,123,200

The accompanying Notes to Financial Statements are an integral part of this statement.

96	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Artists Theatre Circuit, Inc.(c)(d) 1995-A Pass-Through Certificates
07/01/15	9.300%	703,134	703,134
07/01/15	9.300%	229,763	229,763

Total			5,320,747

Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	1,548,000	1,571,220
06/01/21	5.125%	535,000	539,013

Total			2,110,233

Food and Beverage 1.8%
ARAMARK Corp.(a)
03/15/20	5.750%	1,201,000	1,228,023

B&G Foods, Inc.
06/01/21	4.625%	2,242,000	2,141,110

Constellation Brands Inc. Senior Unsecured
05/01/21	3.750%	795,000	744,319
05/01/23	4.250%	1,324,000	1,249,525

Cott Beverages, Inc.
09/01/18	8.125%	898,000	967,595

HJ Heinz Co. Secured(a)
10/15/20	4.250%	2,518,000	2,407,837

Pinnacle Foods Finance LLC/Corp.(a)
05/01/21	4.875%	986,000	941,630

Shearer’s Foods, Inc. LLC Senior Secured(a)
11/01/19	9.000%	1,118,000	1,182,285

Total			10,862,324

Gaming 3.6%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	1,143,000	1,077,278

Caesars Operating Escrow LLC /Corp. Senior Secured(a)
02/15/20	9.000%	478,000	456,490

MGM Resorts International
03/01/18	11.375%	2,059,000	2,573,750
10/01/20	6.750%	185,000	191,475
12/15/21	6.625%	1,357,000	1,399,406

ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	1,885,000	2,144,187

Seminole Indian Tribe of Florida(a) Senior Secured
10/01/20	6.535%	3,265,000	3,460,900
Senior Unsecured
10/01/20	7.804%	775,000	832,327

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seneca Gaming Corp.(a)
12/01/18	8.250%	1,745,000	1,858,425

Studio City Finance Ltd.(a)
12/01/20	8.500%	1,971,000	2,123,752

SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(a)
06/01/21	6.375%	1,012,000	979,110

Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	5,259,000	4,601,625

Total			21,698,725

Gas Pipelines 4.5%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	2,415,000	2,239,912

El Paso LLC Senior Secured
09/15/20	6.500%	6,426,000	6,850,264

Hiland Partners LP/Finance Corp.(a)
10/01/20	7.250%	4,267,000	4,395,010

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,547,000	1,574,073
02/15/23	5.500%	1,926,000	1,897,110
07/15/23	4.500%	287,000	262,605

Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	2,083,000	2,202,773
07/15/21	6.500%	2,902,000	3,032,590
04/15/23	5.500%	724,000	713,140

Regency Energy Partners LP/Finance Corp.(a)
11/01/23	4.500%	944,000	854,320

Sabine Pass Liquefaction LLC(a) Senior Secured
02/01/21	5.625%	1,690,000	1,639,300
04/15/23	5.625%	1,761,000	1,664,145

Total			27,325,242

Health Care 7.1%
Amsurg Corp.
11/30/20	5.625%	719,000	719,000

Biomet, Inc.
08/01/20	6.500%	1,017,000	1,048,146

CHS/Community Health Systems, Inc.
11/15/19	8.000%	1,915,000	2,037,081
Senior Secured
08/15/18	5.125%	2,131,000	2,162,965

ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	3,147,000	3,438,097

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	1,042,000	1,039,395

Emdeon, Inc.
12/31/19	11.000%	1,775,000	2,001,313

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	97

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	554,000	576,160
01/31/22	5.875%	1,302,000	1,370,355

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	460,000	500,250

HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	1,432,000	1,460,640

HCA, Inc.
02/15/22	7.500%	3,233,000	3,580,547
05/01/23	5.875%	1,342,000	1,345,355
Senior Secured
02/15/20	6.500%	3,313,000	3,584,252
05/01/23	4.750%	350,000	335,125

Hanger, Inc.
11/15/18	7.125%	1,489,000	1,593,230

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	2,362,000	2,384,144

IMS Health, Inc. Senior Unsecured(a)
11/01/20	6.000%	1,002,000	1,019,535

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	858,000	920,205

Multiplan, Inc.(a)
09/01/18	9.875%	2,056,000	2,241,040

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	1,428,000	1,570,800

Radnet Management, Inc.
04/01/18	10.375%	665,000	711,550

STHI Holding Corp. Secured(a)
03/15/18	8.000%	686,000	740,880

Tenet Healthcare Corp. Senior Secured(a)
04/01/21	4.500%	2,075,000	1,934,938

Truven Health Analytics, Inc.(a)
06/01/20	10.625%	872,000	963,560

United Surgical Partners International, Inc.
04/01/20	9.000%	1,000,000	1,080,000

Universal Hospital Services, Inc. Secured
08/15/20	7.625%	738,000	771,210

Vanguard Health Holding Co. II LLC/Inc.
02/01/19	7.750%	1,792,000	1,899,520

Total			43,029,293

Home Construction 1.5%
Ashton Woods U.S.A. LLC/Finance Co.(a)
02/15/21	6.875%	496,000	500,960

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beazer Homes USA, Inc.
05/15/19	9.125%	618,000	647,355

Beazer Homes USA, Inc.(a)
02/01/23	7.250%	611,000	617,110

Brookfield Residential Properties, Inc. /U.S. Corp.(a)
07/01/22	6.125%	577,000	566,181

KB Home
03/15/20	8.000%	706,000	783,660
09/15/22	7.500%	561,000	600,270

Meritage Homes Corp.
03/01/18	4.500%	994,000	984,060
04/01/22	7.000%	677,000	744,700

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,140,000	1,216,950

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/20	7.750%	1,043,000	1,123,833
04/15/20	7.750%	326,000	351,265
04/15/21	5.250%	699,000	664,050

Total			8,800,394

Independent Energy 11.5%
Aurora USA Oil & Gas, Inc. Senior Unsecured(a)
04/01/20	7.500%	2,363,000	2,315,740

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,352,000	2,516,640

Chesapeake Energy Corp.
08/15/20	6.625%	4,129,000	4,407,707
02/15/21	6.125%	3,500,000	3,675,000
03/15/23	5.750%	1,158,000	1,172,475

Comstock Resources, Inc.
06/15/20	9.500%	2,707,000	2,923,560

Concho Resources, Inc.
01/15/21	7.000%	1,582,000	1,700,650
01/15/22	6.500%	1,515,000	1,602,113
04/01/23	5.500%	1,278,000	1,258,830

Continental Resources, Inc.
10/01/20	7.375%	618,000	685,980
04/01/21	7.125%	1,656,000	1,825,740
09/15/22	5.000%	5,262,000	5,354,085

Continental Resources, Inc.(a)
04/15/23	4.500%	2,972,000	2,890,270

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	283,000	302,810

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	3,282,000	3,700,455

Halcon Resources Corp.
05/15/21	8.875%	2,131,000	2,067,070

Kodiak Oil & Gas Corp.
12/01/19	8.125%	4,542,000	4,928,070

The accompanying Notes to Financial Statements are an integral part of this statement.

98	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kodiak Oil & Gas Corp.(a)
01/15/21	5.500%	1,649,000	1,607,775

LBC Tank Terminals Holding Netherlands BV(a)
05/15/23	6.875%	1,749,000	1,753,373

Laredo Petroleum, Inc.
02/15/19	9.500%	4,163,000	4,579,300
05/01/22	7.375%	1,117,000	1,172,850

Oasis Petroleum, Inc.
02/01/19	7.250%	2,317,000	2,415,472
11/01/21	6.500%	2,238,000	2,293,950
01/15/23	6.875%	1,476,000	1,520,280

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	1,115,000	1,201,413
05/01/23	5.250%	3,638,000	3,547,050

Range Resources Corp.
03/15/23	5.000%	3,207,000	3,134,842

SM Energy Co. Senior Unsecured
11/15/21	6.500%	889,000	933,450
01/01/23	6.500%	697,000	731,850

SM Energy Co.(a) Senior Unsecured
01/15/24	5.000%	1,391,000	1,328,405

Whiting Petroleum Corp.
10/01/18	6.500%	106,000	112,095

Total			69,659,300

Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	701,000	743,060

Media Cable 4.1%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	300,000	312,750
09/30/22	5.250%	815,000	774,250

CCO Holdings LLC/Capital Corp.(a)
03/15/21	5.250%	2,166,000	2,149,755

CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	888,000	1,025,640

CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	2,263,000	2,438,382

Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	510,000	555,900
09/15/22	5.875%	1,815,000	1,756,013

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
09/15/20	6.375%	2,156,000	2,193,730

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cogeco Cable, Inc.(a)
05/01/20	4.875%	428,000	416,230

DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,127,840
06/01/21	6.750%	3,406,000	3,618,875
07/15/22	5.875%	2,268,000	2,302,020
03/15/23	5.000%	1,378,000	1,326,325

Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	2,141,000	2,087,475

Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(a)
01/15/23	5.500%	920,000	876,300

Videotron Ltd.
07/15/22	5.000%	1,002,000	976,950

WaveDivision Escrow LLC/Corp. Senior Unsecured(a)
09/01/20	8.125%	47,000	48,645

WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	875,000	931,875

Total			24,918,955

Media Non-Cable 7.0%
AMC Networks, Inc.
07/15/21	7.750%	4,128,000	4,520,160
12/15/22	4.750%	1,105,000	1,066,325

Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	640,000	608,000

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	2,997,000	3,101,895

Clear Channel Worldwide Holdings, Inc.(a)
11/15/22	6.500%	2,883,000	2,969,490
11/15/22	6.500%	1,218,000	1,248,450

DigitalGlobe, Inc.(a)
02/01/21	5.250%	728,000	698,880

Hughes Satellite Systems Corp.
06/15/21	7.625%	2,480,000	2,635,000
Senior Secured
06/15/19	6.500%	571,000	605,260

Intelsat Jackson Holdings SA
10/15/20	7.250%	3,600,000	3,780,000
Senior Unsecured
04/01/21	7.500%	1,225,000	1,286,250

Intelsat Luxembourg SA(a)
06/01/21	7.750%	746,000	751,595
06/01/23	8.125%	2,110,000	2,168,025

MDC Partners, Inc.(a)
04/01/20	6.750%	1,837,000	1,832,407

National CineMedia LLC Senior Secured
04/15/22	6.000%	1,555,000	1,595,819

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	99

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Unsecured
07/15/21	7.875%	489,000	530,565

Nielsen Finance LLC/Co.(a)
10/01/20	4.500%	3,026,000	2,859,570

Sirius XM Radio, Inc.(a) Senior Unsecured
05/15/20	4.250%	1,587,000	1,491,780
05/15/23	4.625%	2,040,000	1,887,000

Univision Communications, Inc.(a)
05/15/21	8.500%	1,376,000	1,458,560
Senior Secured
05/15/19	6.875%	960,000	1,008,000
11/01/20	7.875%	2,400,000	2,616,000
05/15/23	5.125%	1,478,000	1,396,710

Total			42,115,741

Metals 2.3%
Alpha Natural Resources, Inc.
04/15/18	9.750%	875,000	843,281

ArcelorMittal Senior Unsecured
03/01/21	6.000%	830,000	825,850
02/25/22	6.750%	1,377,000	1,413,975

Arch Coal, Inc.(a)
06/15/19	9.875%	1,957,000	1,859,150

Calcipar SA Senior Secured(a)
05/01/18	6.875%	369,000	378,225

FMG Resources August 2006 Proprietary Ltd.(a)
11/01/19	8.250%	1,789,000	1,833,725

FQM Akubra, Inc.(a)
06/01/20	8.750%	3,394,000	3,470,365
06/01/21	7.500%	194,000	185,755

JMC Steel Group, Inc. Senior Notes(a)
03/15/18	8.250%	1,451,000	1,418,353

Peabody Energy Corp.
11/15/18	6.000%	1,756,000	1,760,390

Total			13,989,069

Non-Captive Consumer 0.4%
Provident Funding Associates LP/PFG Finance Corp.(a)
06/15/21	6.750%	145,000	144,638

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	2,489,000	2,445,442

Total			2,590,080

Non-Captive Diversified 3.4%
Air Lease Corp.
03/01/20	4.750%	2,907,000	2,805,255

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Group, Inc. Senior Unsecured
03/15/18	5.250%	954,000	980,235
05/15/20	5.375%	1,332,000	1,363,635

CIT Group, Inc.(a) Senior Secured
04/01/18	6.625%	2,400,000	2,592,000
Senior Unsecured
02/15/19	5.500%	3,351,000	3,443,152

International Lease Finance Corp. Senior Unsecured
09/01/17	8.875%	2,420,000	2,722,500
04/01/19	5.875%	1,146,000	1,157,460
05/15/19	6.250%	607,000	623,693
12/15/20	8.250%	3,089,000	3,471,264
04/15/21	4.625%	1,153,000	1,060,760

Total			20,219,954

Oil Field Services 2.1%
Athlon Holdings LP/Finance Corp.(a)
04/15/21	7.375%	988,000	975,650

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	4,182,000	4,338,825

Green Field Energy Services, Inc.(a) Senior Secured
11/15/16	13.250%	64,000	66,240
11/15/16	13.250%	2,669,000	2,762,415

Offshore Group Investments Ltd. Senior Secured (a)
04/01/23	7.125%	1,584,000	1,556,280

Oil States International, Inc.(a)
01/15/23	5.125%	1,132,000	1,185,770

Pacific Drilling SA Senior Secured(a)
06/01/20	5.375%	2,222,000	2,077,570

Total			12,962,750

Other Financial Institutions 0.1%
Patriot Merger Corp. Senior Unsecured(a)(b)
07/15/21	9.000%	632,000	617,780

Other Industry 0.6%
Interline Brands, Inc.
11/15/18	7.500%	2,402,000	2,522,100

Unifrax I LLC/Holding Co.(a)
02/15/19	7.500%	963,000	987,075

Total			3,509,175

Packaging 1.9%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(a)
11/15/20	7.000%	1,787,000	1,715,520

The accompanying Notes to Financial Statements are an integral part of this statement.

100	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BOE Intermediate Holding Corp. Senior Unsecured PIK(a)
11/01/17	9.000%	430,000	412,800

BOE Merger Corp. Senior Unsecured PIK(a)
11/01/17	9.500%	470,000	479,400

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	2,500,000	2,518,750

Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,080,000	1,115,100
08/15/19	9.875%	484,000	517,880
02/15/21	8.250%	2,076,000	2,055,240
Senior Secured
08/15/19	7.875%	2,649,000	2,887,410

Total			11,702,100

Paper 0.3%
Graphic Packaging International, Inc.
04/15/21	4.750%	1,584,000	1,536,480

Pharmaceuticals 1.1%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	622,000	687,310

VPII Escrow Corp.(a)(b) Senior Unsecured
08/15/18	6.750%	1,298,000	1,330,450
07/15/21	7.500%	1,855,000	1,919,925

Valeant Pharmaceuticals International(a)
10/15/20	6.375%	2,858,000	2,822,275

Total			6,759,960

Property & Casualty 0.5%
Alliant Holdings, Inc. Senior Unsecured(a)
12/15/20	7.875%	1,219,000	1,222,048

HUB International Ltd.(a)
10/15/18	8.125%	1,494,000	1,553,760

Total			2,775,808

Retailers 1.9%
99 Cent Only Stores
12/15/19	11.000%	898,000	1,005,760

AutoNation, Inc.
02/01/20	5.500%	125,000	131,250

Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	1,633,000	1,804,465

Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(a)
02/15/18	9.000%	1,826,000	1,871,650

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Claire’s Stores, Inc. Senior Secured(a)
03/15/20	6.125%	1,074,000	1,055,205

Jo-Ann Stores, Inc. Senior Unsecured(a)
03/15/19	8.125%	1,184,000	1,207,680

L Brands, Inc.
04/01/21	6.625%	790,000	858,137
02/15/22	5.625%	572,000	580,580

Rite Aid Corp.
03/15/20	9.250%	1,736,000	1,916,110
Senior Unsecured
02/15/27	7.700%	602,000	602,000

Rite Aid Corp.(a)(b)
06/15/21	6.750%	485,000	476,513

Total			11,509,350

Technology 5.5%
Alliance Data Systems Corp.(a)
12/01/17	5.250%	1,509,000	1,554,270
04/01/20	6.375%	836,000	877,800

Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	1,536,000	1,512,960

Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	1,219,000	1,301,282

Cardtronics, Inc.
09/01/18	8.250%	2,190,000	2,326,875

CommScope Holdings Co., Inc. Senior Unsecured PIK(a)
06/01/20	6.625%	933,000	891,015

CyrusOne LP/Finance Corp.(a)
11/15/22	6.375%	1,417,000	1,452,425

Equinix, Inc. Senior Unsecured
04/01/20	4.875%	683,000	669,340

First Data Corp.
01/15/21	12.625%	3,105,000	3,283,537

First Data Corp.(a)
01/15/21	11.250%	399,000	398,003
06/15/21	10.625%	235,000	232,063
08/15/21	11.750%	650,000	585,000
Secured
01/15/21	8.250%	2,190,000	2,233,800
Senior Secured
06/15/19	7.375%	1,733,000	1,789,322
08/15/20	8.875%	2,605,000	2,839,450
11/01/20	6.750%	488,000	498,980

Interactive Data Corp.
08/01/18	10.250%	3,140,000	3,477,550

NXP BV/Funding LLC(a)
02/15/21	5.750%	1,698,000	1,719,225

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	101

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

NXP BV/NXP Funding LLC(a)
06/01/18	3.750%	2,357,000	2,309,860

Nuance Communications, Inc.(a)
08/15/20	5.375%	2,196,000	2,146,590

VeriSign, Inc.(a)
05/01/23	4.625%	1,140,000	1,105,800

Total			33,205,147

Textile 0.2%
Springs Window Fashions LLC Senior Secured(a)
06/01/21	6.250%	1,199,000	1,175,020

Transportation Services 0.5%
Hertz Corp. (The)
10/15/18	7.500%	862,000	924,495
01/15/21	7.375%	824,000	891,980
10/15/22	6.250%	874,000	912,238

Total			2,728,713

Wireless 5.9%
Cricket Communications, Inc.
10/15/20	7.750%	974,000	935,040

Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	1,825,000	1,752,000

MetroPCS Wireless, Inc.(a)
04/01/23	6.625%	1,167,000	1,187,423

NII Capital Corp.
04/01/21	7.625%	1,390,000	1,080,725

NII International Telecom SCA(a)
08/15/19	7.875%	1,309,000	1,240,277
08/15/19	11.375%	5,748,000	6,150,360

SBA Telecommunications, Inc.(a)
07/15/20	5.750%	2,993,000	3,000,482

Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	565,000	634,213
08/15/20	7.000%	729,000	765,450
11/15/21	11.500%	1,496,000	1,989,680
11/15/22	6.000%	4,584,000	4,492,320

Sprint Nextel Corp.(a)
11/15/18	9.000%	5,812,000	6,785,510
03/01/20	7.000%	1,463,000	1,580,040

Wind Acquisition Finance SA(a) Secured
07/15/17	11.750%	1,080,000	1,123,200
Senior Secured
04/30/20	6.500%	3,102,000	3,078,735

Total			35,795,455

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 4.3%
CenturyLink, Inc. Senior Unsecured
04/01/20	5.625%	1,800,000	1,818,000
06/15/21	6.450%	3,216,000	3,352,680
03/15/22	5.800%	2,406,000	2,369,910

Frontier Communications Corp. Senior Unsecured
03/15/19	7.125%	2,824,000	2,972,260
07/01/21	9.250%	231,000	263,918
04/15/22	8.750%	931,000	1,014,790
01/15/23	7.125%	212,000	210,940
04/15/24	7.625%	1,686,000	1,690,215

Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	1,908,000	2,160,810

Level 3 Financing, Inc.
04/01/19	9.375%	552,000	596,160
07/01/19	8.125%	1,035,000	1,086,750

Softbank Corp. Senior Unsecured(a)
04/15/20	4.500%	2,287,000	2,204,096

Windstream Corp.
09/01/18	8.125%	355,000	378,075
10/15/20	7.750%	758,000	784,530
10/01/21	7.750%	1,820,000	1,883,700
08/01/23	6.375%	573,000	535,755

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,419,000	1,575,090
Senior Secured
01/01/20	8.125%	818,000	887,530

Total			25,785,209

Total Corporate Bonds & Notes
(Cost: $540,723,242)			555,745,091

Senior Loans 6.3%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive 0.1%
Affinia Group, Inc. Tranche B2 Term Loan(e)(f)
04/25/20	4.750%	614,000	611,698

Brokerage 0.2%
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan(e)(f)
02/28/19	6.500%	1,392,000	1,372,275

The accompanying Notes to Financial Statements are an integral part of this statement.

102	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Chemicals 0.6%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan(e)(f)
02/01/20	4.750%	792,015	791,326

Macdermid, Inc. 2nd Lien Tranche B Term Loan(e)(f)
12/07/20	7.750%	300,000	302,625

PQ Corp. Term Loan(e)(f)
08/07/17	4.500%	2,293,252	2,293,252

Total			3,387,203

Construction Machinery 0.5%
CPM Acquisition Corp.(e)(f) 1st Lien Term Loan
08/29/17	6.250%	1,930,413	1,925,587
2nd Lien Term Loan
03/01/18	10.250%	1,248,000	1,251,120

Total			3,176,707

Consumer Cyclical Services 0.4%
New Breed, Inc. Term Loan(e)(f)
10/01/19	6.000%	2,209,895	2,204,370

Consumer Products 0.3%
Serta Simmons Holdings LLC Term Loan(e)(f)
10/01/19	5.000%	1,257,848	1,256,590

Sun Products Corp. (The) Tranche B Term Loan(e)(f)
03/23/20	5.500%	331,151	327,012

Total			1,583,602

Food and Beverage 0.1%
New HB Acquisition LLC Tranche B Term Loan(e)(f)
04/09/20	6.750%	901,000	916,020

Gaming 0.1%
ROC Finance LLC Tranche B Term Loan(b)(e)(f)
03/27/19	5.000%	905,000	903,489

Health Care 1.2%
American Renal Holdings, Inc. 2nd Lien Term Loan(e)(f)
02/20/20	8.500%	2,269,000	2,259,538

ConvaTec, Inc. Term Loan(e)(f)
12/22/16	5.000%	266,639	267,572

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
U.S. Renal Care, Inc.(e)(f) 1st Lien Term Loan
07/03/19	6.250%	1,542,345	1,550,057
2nd Lien Term Loan
01/03/20	10.250%	1,554,000	1,581,195

United Surgical Partners International, Inc. Term Loan(e)(f)
04/03/19	4.750%	1,570,120	1,561,296

Total			7,219,658

Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan(e)(f)
12/20/19	5.000%	821,870	819,815

Lodging 0.1%
Four Seasons Holdings 2nd Lien Term Loan(b)(e)(f)
12/24/20	6.250%	414,000	417,105

Media Cable 0.3%
TWCC Holding Corp. 2nd Lien Term Loan(b)(e)(f)
12/11/20	7.000%	192,000	192,960

WideOpenWest Finance LLC Tranche B Term Loan(e)(f)
04/01/19	4.750%	1,365,680	1,367,387

Total			1,560,347

Media Non-Cable 0.3%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(e)(f)
09/16/19	7.500%	1,531,000	1,559,706

Property & Casualty 0.5%
Lonestar Intermediate Super Holdings LLC Term Loan(e)(f)
09/02/19	11.000%	3,053,000	3,175,120

Retailers 0.2%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(e)(f)
08/21/20	5.750%	1,194,000	1,208,925

Technology 1.2%
Ancestry.com, Inc. Tranche B1 Term Loan(e)(f)
12/28/18	5.250%	2,059,711	2,056,106

Blue Coat Systems
2nd Lien Term Loan(b)(e)(f)
06/26/20	9.500%	2,996,000	2,981,020

ION Trading Technologies SARL(b)(e)(f)
2nd Lien Term Loan
05/22/21	8.250%	956,092	953,702

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	103

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

ION Trading Technologies SARL(e)(f)
2nd Lien Term Loan
05/22/21	8.250%	1,366,000	1,362,585

Total			7,353,413

Wirelines 0.1%
Integra Telecom Holdings, Inc.(e)(f)
2nd Lien Term Loan
02/21/20	9.750%	206,000	210,635
Tranche B Term Loan
02/22/19	5.250%	593,512	593,216

Total			803,851

Total Senior Loans
(Cost: $37,694,075)			38,273,304

Warrants —%
Issuer		Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(g)		2,669	160,140

Total Warrants
(Cost: $108,000)			160,140

Limited Partnerships —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Varde Fund V LP(c)(d)	5,000,000	17,294

Total Limited Partnerships
(Cost: $—)		17,294

Money Market Funds 0.7%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(h)(i)	4,250,046	4,250,046

Total Money Market Funds
(Cost: $4,250,046)		4,250,046

Total Investments
(Cost: $582,775,363)		$598,445,875

Other Assets & Liabilities, Net		5,790,571

Net Assets		$604,236,446

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $137,500 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 10-year	(125)	(15,820,313)	September 2013	371,155	—

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $233,848,350 or 38.70% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2013 was $950,191, representing 0.16% of net assets. Information concerning such security holdings at June 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12/11/01-08/28/02	213,535

United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	04/08/02-04/09/02	691,283

Varde Fund V LP	4/27/00-06/19/00	—	*

*	The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

The accompanying Notes to Financial Statements are an integral part of this statement.

104	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $950,191, which represents 0.16% of net assets.

(e)	Variable rate security.

(f)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g)	Non-income producing.

(h)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,987,597	106,894,299	(120,631,850)	4,250,046	11,315	4,250,046

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	105

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Entertainment	—	4,387,850	932,897	5,320,747

All other industries	—	550,424,344	—	550,424,344

Total Bonds	—	554,812,194	932,897	555,745,091

Equity Securities

Warrants

Energy	—	160,140	—	160,140

Total Equity Securities	—	160,140	—	160,140

Other

Senior Loans

Construction Machinery	—	1,925,587	1,251,120	3,176,707

Health Care	—	5,669,601	1,550,057	7,219,658

All other industries	—	27,876,939	—	27,876,939

Limited Partnerships	—	—	17,294	17,294

Money Market Funds	4,250,046	—	—	4,250,046

Total Other	4,250,046	35,472,127	2,818,471	42,540,644

Investments in Securities	4,250,046	590,444,461	3,751,368	598,445,875

Forward Sale Commitments Liability	—	—	—	—

Derivatives

Assets

Futures Contracts	371,155	—	—	371,155

Total	4,621,201	590,444,461	3,751,368	598,817,030

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

106	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – High Yield Bond Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Senior Loans ($)	Limited Partnerships ($)	Total ($)

Balance as of December 31, 2012	1,095,358	1,565,558	35,654	2,696,570

Accrued discounts/premiums	5,950	2,210	—	8,160

Realized gain (loss)	12,681	58	9,847	22,586

Change in unrealized appreciation (depreciation)(a)	(18,631)	(20,124)	(18,360)	(57,115)

Sales	(162,461)	(3,885)	(9,847)	(176,193)

Purchases	—	—	—	—

Transfers into Level 3	—	1,257,360	—	1,257,360

Transfers out of Level 3	—	—	—	—

Balance as of June 30, 2013	932,897	2,801,177	17,294	3,751,368

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $(57,115), which is comprised of Corporate Bonds and Notes of $(18,631), Senior Loans of $(20,124) and Limited Partnerships of $(18,360).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	107

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 11.8%
Internet & Catalog Retail 0.3%

Netflix, Inc.(a)	19,400	4,095,146

Media 5.8%

Comcast Corp., Class A	885,600	37,088,928

DIRECTV(a)	467,600	28,813,512

Discovery Communications, Inc., Class A(a)	328,500	25,363,485

Total		91,265,925

Multiline Retail 0.1%

Macy’s, Inc.	47,900	2,299,200

Specialty Retail 5.6%

Gap, Inc. (The)	728,200	30,387,786

Home Depot, Inc. (The)	261,000	20,219,670

Ross Stores, Inc.	144,900	9,390,969

TJX Companies, Inc.	565,300	28,298,918

Total		88,297,343

Total Consumer Discretionary		185,957,614

Consumer Staples 10.9%
Beverages 0.5%

Coca-Cola Enterprises, Inc.	228,200	8,023,512

Food & Staples Retailing 4.7%

CVS Caremark Corp.	141,700	8,102,406

Kroger Co. (The)	777,700	26,861,758

Safeway, Inc.	246,300	5,827,458

Wal-Mart Stores, Inc.	448,700	33,423,663

Total		74,215,285

Food Products 1.7%

Campbell Soup Co.	327,600	14,673,204

General Mills, Inc.	251,600	12,210,148

Total		26,883,352

Household Products 0.3%

Kimberly-Clark Corp.	53,000	5,148,420

Tobacco 3.7%

Lorillard, Inc.	616,200	26,915,616

Philip Morris International, Inc.	358,900	31,087,918

Total		58,003,534

Total Consumer Staples		172,274,103

Energy 10.0%
Energy Equipment & Services 0.9%

Diamond Offshore Drilling, Inc.	208,800	14,363,352

Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 9.1%

Apache Corp.	94,239	7,900,055

Chevron Corp.	308,700	36,531,558

ConocoPhillips	557,500	33,728,750

Exxon Mobil Corp.	228,400	20,635,940

Phillips 66	147,100	8,665,661

Tesoro Corp.	240,600	12,588,192

Valero Energy Corp.	676,900	23,535,813

Total		143,585,969

Total Energy		157,949,321

Financials 16.3%
Capital Markets 2.3%

BlackRock, Inc.	38,300	9,837,355

Goldman Sachs Group, Inc. (The)	177,600	26,862,000

Total		36,699,355

Commercial Banks 0.8%

Comerica, Inc.	66,900	2,664,627

Fifth Third Bancorp	531,000	9,584,550

Total		12,249,177

Consumer Finance 0.5%

SLM Corp.	327,300	7,482,078

Diversified Financial Services 5.4%

Citigroup, Inc.	795,000	38,136,150

JPMorgan Chase & Co.	902,800	47,658,812

Total		85,794,962

Insurance 5.1%

Aon PLC	243,600	15,675,660

MetLife, Inc.	671,500	30,727,840

Prudential Financial, Inc.	464,900	33,951,647

Total		80,355,147

Real Estate Investment Trusts (REITs) 2.2%

Public Storage	83,200	12,757,056

Simon Property Group, Inc.	137,000	21,635,040

Total		34,392,096

Total Financials		256,972,815

Health Care 12.6%
Biotechnology 2.2%

Amgen, Inc.	72,800	7,182,448

Celgene Corp.(a)	72,600	8,487,666

Gilead Sciences, Inc.(a)	245,400	12,566,934

Onyx Pharmaceuticals, Inc.(a)	19,500	1,692,990

The accompanying Notes to Financial Statements are an integral part of this statement.

108	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Vertex Pharmaceuticals, Inc.(a)	69,900	5,582,913

Total		35,512,951

Health Care Equipment & Supplies 3.5%

Becton Dickinson and Co.	200,300	19,795,649

Medtronic, Inc.	365,700	18,822,579

St. Jude Medical, Inc.	356,400	16,262,532

Total		54,880,760

Health Care Providers & Services 1.6%

AmerisourceBergen Corp.	357,600	19,964,808

McKesson Corp.	43,900	5,026,550

Total		24,991,358

Pharmaceuticals 5.3%

Bristol-Myers Squibb Co.	31,000	1,385,390

Eli Lilly & Co.	596,800	29,314,816

Mylan, Inc.(a)	102,400	3,177,472

Pfizer, Inc.	1,768,200	49,527,282

Total		83,404,960

Total Health Care		198,790,029

Industrials 10.3%
Aerospace & Defense 3.6%

Northrop Grumman Corp.	367,500	30,429,000

Raytheon Co.	404,000	26,712,480

Total		57,141,480

Air Freight & Logistics 1.2%

United Parcel Service, Inc., Class B	210,700	18,221,336

Airlines 0.3%

Southwest Airlines Co.	339,700	4,378,733

Electrical Equipment 2.3%

Emerson Electric Co.	246,800	13,460,472

Rockwell Automation, Inc.	217,900	18,116,206

Roper Industries, Inc.	38,300	4,757,626

Total		36,334,304

Industrial Conglomerates 1.4%

Danaher Corp.	314,400	19,901,520

General Electric Co.	96,000	2,226,240

Total		22,127,760

Machinery 0.4%

Cummins, Inc.	44,700	4,848,162

Dover Corp.	24,400	1,894,904

Total		6,743,066

Professional Services 0.6%

Dun & Bradstreet Corp. (The)	99,700	9,715,765

Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.5%

Union Pacific Corp.	46,800	7,220,304

Total Industrials		161,882,748

Information Technology 17.8%
Communications Equipment 2.9%

Cisco Systems, Inc.	1,752,300	42,598,413

QUALCOMM, Inc.	64,700	3,951,876

Total		46,550,289

Computers & Peripherals 3.7%

Apple, Inc.(b)	147,400	58,382,192

Internet Software & Services 1.6%

Google, Inc., Class A(a)	23,700	20,864,769

VeriSign, Inc.(a)	89,600	4,001,536

Total		24,866,305

IT Services 2.1%

Mastercard, Inc., Class A	58,800	33,780,600

Semiconductors & Semiconductor Equipment 1.6%

KLA-Tencor Corp.	142,100	7,919,233

NVIDIA Corp.	1,202,600	16,872,478

Total		24,791,711

Software 5.9%

CA, Inc.	96,200	2,754,206

Microsoft Corp.	1,658,500	57,268,005

Oracle Corp.	924,100	28,388,352

VMware, Inc., Class A(a)	70,800	4,742,892

Total		93,153,455

Total Information Technology		281,524,552

Materials 3.1%
Chemicals 2.9%

CF Industries Holdings, Inc.	125,100	21,454,650

Eastman Chemical Co.	250,300	17,523,503

LyondellBasell Industries NV, Class A	112,300	7,440,998

Total		46,419,151

Paper & Forest Products 0.2%

International Paper Co.	72,100	3,194,751

Total Materials		49,613,902

Telecommunication Services 2.9%
Diversified Telecommunication Services 2.9%

AT&T, Inc.	307,100	10,871,340

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	109

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Verizon Communications, Inc.	701,900	35,333,646

Total		46,204,986

Total Telecommunication Services		46,204,986

Utilities 3.2%
Electric Utilities 1.0%

American Electric Power Co., Inc.	337,100	15,095,338

Independent Power Producers & Energy Traders 0.8%

AES Corp. (The)	1,002,200	$12,016,378

Multi-Utilities 1.4%

Ameren Corp.	53,600	1,845,984

Public Service Enterprise Group, Inc.	640,900	20,931,794

Total		22,777,778

Total Utilities		49,889,494

Total Common Stocks
(Cost: $1,358,413,303)		1,561,059,564

Money Market Funds 0.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(c)(d)	14,151,956	14,151,956

Total Money Market Funds
(Cost: $14,151,956)		14,151,956

Total Investments
(Cost: $1,372,565,259)		1,575,211,520

Other Assets & Liabilities, Net		3,635,012

Net Assets		1,578,846,532

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	43	17,192,475	September 2013	—	(438,698)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2013, investments in securities included securities valued at $11,618,329 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,393,264	350,689,944	(345,931,252)	14,151,956	10,321	14,151,956

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

110	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	111

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	185,957,614	—	—	185,957,614

Consumer Staples	172,274,103	—	—	172,274,103

Energy	157,949,321	—	—	157,949,321

Financials	256,972,815	—	—	256,972,815

Health Care	198,790,029	—	—	198,790,029

Industrials	161,882,748	—	—	161,882,748

Information Technology	281,524,552	—	—	281,524,552

Materials	49,613,902	—	—	49,613,902

Telecommunication Services	46,204,986	—	—	46,204,986

Utilities	49,889,494	—	—	49,889,494

Total Equity Securities	1,561,059,564	—	—	1,561,059,564

Other

Money Market Funds	14,151,956	—	—	14,151,956

Total Other	14,151,956	—	—	14,151,956

Investments in Securities	1,575,211,520	—	—	1,575,211,520
Derivatives

Liabilities

Futures Contracts	(438,698)	—	—	(438,698)

Total	1,574,772,822	—	—	1,574,772,822

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

112	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Non-Agency —%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
United States —%
PennyMac Loan Trust Series 2011-NPL1 Class A(a)(b)(c)
09/25/51	5.250%		63,533	63,341

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $63,343)				63,341

Inflation-Indexed Bonds(d) 96.2%
Australia 1.1%
Australia Government Index-Linked Bond
Senior Unsecured
08/20/15	4.000%	AUD	200,680	195,580
08/20/20	4.000%	AUD	6,236,456	6,771,140
09/20/25	3.000%	AUD	9,043,602	9,653,111

New South Wales Treasury Corp.
11/20/25	2.750%	AUD	11,577,792	11,119,127

Total				27,738,958

Canada 3.0%
Canadian Government Bond
12/01/26	4.250%	CAD	30,754,793	42,166,658
12/01/31	4.000%	CAD	9,400,510	13,543,124
12/01/36	3.000%	CAD	4,408,735	5,911,472
12/01/41	2.000%	CAD	4,413,640	5,144,989
12/01/44	1.500%	CAD	11,990,659	12,593,934

Total				79,360,177

France 8.0%
France Government Bond OAT
07/25/15	1.600%	EUR	8,698,461	11,866,653
07/25/17	1.000%	EUR	10,725,500	14,668,363
07/25/19	1.300%	EUR	10,093,465	14,115,218
07/25/20	2.250%	EUR	50,160,413	74,187,991
07/25/22	1.100%	EUR	10,464,080	14,241,811
07/25/23	2.100%	EUR	12,619,239	18,707,161
07/25/27	1.850%	EUR	8,096,128	11,745,028
07/25/29	3.400%	EUR	2,869,710	5,133,298
07/25/32	3.150%	EUR	7,330,817	12,913,549
07/25/40	1.800%	EUR	14,585,558	21,724,176

French Treasury Note BTAN
07/25/16	0.450%	EUR	5,334,192	7,131,883

Total				206,435,131

Germany 5.9%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	19,592,795	26,722,357

Deutsche Bundesrepublik Inflation-Linked Bond
04/15/16	1.500%	EUR	31,149,251	42,650,229

Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
04/15/20	1.750%	EUR	49,923,898	73,195,307
04/15/23	0.100%	EUR	8,357,904	10,791,214

Total				153,359,107

Italy 4.7%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	57,074,870	74,513,738
09/15/21	2.100%	EUR	7,606,134	9,172,775
09/15/41	2.550%	EUR	4,038,508	4,385,762
Senior Unsecured
09/15/14	2.150%	EUR	24,889,124	32,856,788

Total				120,929,063

Sweden 1.7%
Sweden Government Bond
12/01/15	3.500%	SEK	61,298,205	9,893,381
06/01/22	0.250%	SEK	38,343,279	5,512,524

Sweden Inflation-Linked Government Bond
12/01/20	4.000%	SEK	80,989,859	15,052,892
12/01/28	3.500%	SEK	64,277,297	13,284,388

Total				43,743,185

United Kingdom 22.4%
United Kingdom Gilt Inflation Linked
03/22/44	0.125%	GBP	1,635,887	2,505,302

United Kingdom Gilt Inflation-Linked
07/26/16	2.500%	GBP	300,411	519,068
11/22/17	1.250%	GBP	663,063	1,131,769
11/22/22	1.875%	GBP	23,655,469	44,077,015
07/17/24	2.500%	GBP	22,593,420	44,923,618
11/22/27	1.250%	GBP	29,071,903	52,970,607
07/22/30	4.125%	GBP	18,608,362	48,608,632
11/22/32	1.250%	GBP	20,159,685	38,302,563
03/22/34	0.750%	GBP	21,963,913	38,301,749
01/26/35	2.000%	GBP	3,536,875	7,687,259
11/22/37	1.125%	GBP	40,142,938	77,387,759
03/22/40	0.625%	GBP	13,425,861	23,435,049
11/22/42	0.625%	GBP	18,166,722	32,326,737
11/22/47	0.750%	GBP	18,283,310	34,256,391
03/22/50	0.500%	GBP	19,051,277	33,501,096
03/22/52	0.250%	GBP	7,434,697	11,999,041
11/22/55	1.250%	GBP	19,082,826	43,805,317
03/22/62	0.375%	GBP	18,894,560	33,607,726
Senior Unsecured
03/22/29	0.125%	GBP	6,828,510	10,604,133

Total				579,950,831

United States 49.4%
U.S. Treasury Inflation-Indexed Bond
07/15/13	1.875%		58,622,745	58,686,562
01/15/14	2.000%		27,939,810	28,328,341
04/15/14	1.250%		54,116,885	54,856,771
01/15/15	1.625%		52,368,410	54,450,892
04/15/15	0.500%		31,119,030	31,894,578

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	113

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2013 (Unaudited)

Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
07/15/15	1.875%		36,225,468	38,509,375
01/15/16	2.000%		21,089,880	22,650,194
04/15/16	0.125%		112,554,946	115,447,946
04/15/17	0.125%		16,791,140	17,227,978
04/15/18	0.125%		67,482,480	69,222,263
07/15/18	1.375%		19,519,040	21,318,461
07/15/19	1.875%		23,737,370	26,762,034
01/15/20	1.375%		31,261,297	34,060,152
07/15/20	1.250%		26,311,199	28,580,540
01/15/21	1.125%		26,725,328	28,579,398
07/15/21	0.625%		29,818,442	30,773,556
01/15/22	0.125%		32,672,910	32,001,580
07/15/22	0.125%		56,791,238	55,509,006
01/15/23	0.125%		142,821,970	138,481,467
01/15/25	2.375%		17,456,714	20,795,310
01/15/26	2.000%		30,814,658	35,583,719
01/15/27	2.375%		29,554,978	35,583,721
01/15/28	1.750%		16,095,435	18,033,181
01/15/29	2.500%		53,939,874	66,531,490
04/15/29	3.875%		7,454,837	10,744,283
04/15/32	3.375%		6,026,552	8,464,949
02/15/40	2.125%		36,747,706	44,659,928
02/15/41	2.125%		25,352,863	30,869,088
02/15/42	0.750%		81,560,137	71,798,368
02/15/43	0.625%		57,395,865	48,270,841

Total				1,278,675,972

Total Inflation-Indexed Bonds
(Cost: $2,514,413,968)				2,490,192,424

Foreign Government Obligations(d) 1.1%
Brazil —%
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	1,291,000	563,991

Greece —%
Hellenic Republic Government Bond Senior Unsecured(c)(e)
10/15/42	0.000%	EUR	12,871,600	175,920

Foreign Government Obligations(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Mexico 1.1%
Mexican Bonos
12/17/15	8.000%	MXN	34,813,000	29,053,619

Total Foreign Government Obligations
(Cost: $28,873,820)				29,793,530

Options Purchased Calls(d) 0.1%
Issuer	Contracts	Exercise Price	Expiration Date	Value ($)
Euro Dollar Futures
	2,950	98.88	09/13/13	921,875

USD Call/JPY Put
	27,100,000	99.00	09/09/13	718,069

Total Options Purchased Calls
(Cost: $1,580,676)				1,639,944

Options Purchased Puts 0.1%
U.S. Treasury Long Bond
	450	142.00	08/23/13	2,967,187

Total Options Purchased Puts
(Cost: $1,182,177)				2,967,187

Money Market Funds 0.9%
			Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(f)(g)(h)			23,803,294	23,803,294

Total Money Market Funds
(Cost: $23,803,294)				23,803,294

Total Investments
(Cost: $2,569,917,278)				2,548,459,720

Other Assets & Liabilities, Net				41,073,522

Net Assets				2,589,533,242

The accompanying Notes to Financial Statements are an integral part of this statement.

114	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2013 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $2,245,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Euro-Bund, 10-year	(65)	(11,973,613)	September 2013	144,136	—
Euro-Oat, 10-year	534	132,999,375	December 2013	78,930	—
United Kingdom Long GILT, 10-year	147	25,018,555	September 2013	—	(455,604)
U.S. Treasury Note, 2-year	(260)	(57,200,000)	September 2013	111,273	—
U.S. Treasury Note, 5-year	776	93,932,279	September 2013	—	(235,087)
U.S. Treasury Note, 10-year	1,586	200,728,125	September 2013	—	(3,740,801)
U.S. Treasury Long Bond, 30-year	(647)	(87,890,906)	September 2013	3,400,664	—
U.S. Treasury Ultra Bond, 30-year	(222)	(32,703,375)	September 2013	—	(173,712)

Total				3,735,003	(4,605,204)

Open Options Contracts Written at June 30, 2013

Issuer/Description	Puts/Calls	Notional or Number of Contracts		Exercise Price or Rate ($)	Premium Received ($)	Expiration Date	Value ($)
AUD Put/NOK Call	Put	AUD	14,100,000	5.20	144,414	September 2013	69,982
Euro Dollar Future	Call	EUR	34,715,000	1.32	321,121	July 2013	20,425
USD Put/JPY Call	Put		44,500,000	96.00	627,228	August 2013	344,430
USD Put/JPY Call	Put		27,100,000	93.00	363,140	September 2013	183,250
U.S. Treasury Long Bond	Call		5,849	99.13	615,615	September 2013	475,231
U.S. Treasury Long Bond	Put		450	132.00	210,010	August 2013	400,781
U.S. Treasury Long Bond	Put		450	138.00	519,385	August 2013	1,567,969

Total							3,062,068

Interest Rate Swap Contracts Outstanding at June 30, 2013

At June 30, 2013, $700,000 was held in a margin deposit account as collateral to cover initial margin requirements on open centrally cleared swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	3-Month USD LIBOR	Receive	3.2960	06/12/43	USD	7,500,000	202,891	—

Forward Foreign Currency Exchange Contracts Open at June 30, 2013

Counterparty	Exchange Date	Currency to be Delivered			Currency to be Received			Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	July 2, 2013	12,721,830	(BRL	)	6,013,628	(USD	)	312,223
Citigroup Global Markets, Inc.	July 2, 2013	5,747,642	(USD	)	12,721,830	(BRL	)	—	(46,237)
Citigroup Global Markets, Inc.	July 10, 2013	13,437,860	(CHF	)	10,902,469	(EUR	)	—	(36,076)
Citigroup Global Markets, Inc.	July 17, 2013	7,100,000	(AUD	)	42,119,941	(NOK	)	444,494	—
Citigroup Global Markets, Inc.	July 17, 2013	55,216,672	(AUD	)	56,996,188	(USD	)	6,555,198	—
Citigroup Global Markets, Inc.	July 17, 2013	99,030,000	(CAD	)	97,126,435	(USD	)	2,999,048	—
Citigroup Global Markets, Inc.	July 17, 2013	456,112,000	(GBP	)	698,730,455	(USD	)	5,079,898	—
Citigroup Global Markets, Inc.	July 17, 2013	3,743,893	(GBP	)	5,676,385	(USD	)	—	(17,291)
Citigroup Global Markets, Inc.	July 17, 2013	351,289,000	(MXN	)	28,770,127	(USD	)	1,696,457	—
Citigroup Global Markets, Inc.	July 17, 2013	375,300,925	(SEK	)	57,745,711	(USD	)	1,801,823	—
Citigroup Global Markets, Inc.	July 17, 2013	21,761,929	(USD	)	21,331,000	(AUD	)	—	(2,275,844)
Citigroup Global Markets, Inc.	July 17, 2013	9,589,374	(USD	)	10,100,000	(CAD	)	10,611	—
Citigroup Global Markets, Inc.	July 17, 2013	87,469,271	(USD	)	57,973,639	(GBP	)	696,458	—
Citigroup Global Markets, Inc.	July 17, 2013	24,484,816	(USD	)	16,000,000	(GBP	)	—	(152,176)
Citigroup Global Markets, Inc.	July 17, 2013	35,413,421	(USD	)	3,396,890,390	(JPY	)	—	(1,161,698)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	115

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered			Currency to be Received			Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	July 23, 2013	12,313,300	(CHF	)	10,000,000	(EUR	)	—	(20,949)
Citigroup Global Markets, Inc.	July 23, 2013	395,409,723	(EUR	)	519,148,323	(USD	)	4,418,918	—
Citigroup Global Markets, Inc.	July 23, 2013	8,466,726	(EUR	)	10,958,517	(USD	)	—	(63,147)
Citigroup Global Markets, Inc.	July 23, 2013	14,557,838	(USD	)	11,200,000	(EUR	)	21,907	—
Citigroup Global Markets, Inc.	August 2, 2013	12,721,830	(BRL	)	5,712,029	(USD	)	51,495	—
Citigroup Global Markets, Inc.	August 20, 2013	18,529,000	(AUD	)	105,387,301	(NOK	)	436,491	—
Citigroup Global Markets, Inc.	August 20, 2013	2,082,652,000	(JPY	)	20,300,276	(USD	)	—	(702,826)

Total								24,525,021	(4,476,244)

Notes to Portfolio of Investments

(a)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $63,341 or less than 0.01% of net assets.
(c)	Variable rate security.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(e)	Zero coupon bond.

(f)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	329,560,414	853,839,370	(1,159,596,490)	23,803,294	138,593	23,803,294

(h)	At June 30, 2013, cash or short-term securities were designated to cover open put and/or call options on futures written.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

116	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Residential Mortgage-Backed Securities — Non-Agency	—	63,341	—	63,341

Inflation-Indexed Bonds	—	2,490,192,424	—	2,490,192,424

Foreign Government Obligations	—	29,793,530	—	29,793,530

Total Bonds	—	2,520,049,295	—	2,520,049,295

Other

Options Purchased Calls	1,639,944	—	—	1,639,944

Options Purchased Puts	2,967,187	—	—	2,967,187

Money Market Funds	23,803,294	—	—	23,803,294

Total Other	28,410,425	—	—	28,410,425

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	117

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Securities	28,410,425	2,520,049,295	—	2,548,459,720

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	24,525,021	—	24,525,021

Futures Contracts	3,735,003	—	—	3,735,003

Swap Contracts	—	202,891	—	202,891
Liabilities

Forward Foreign Currency Exchange Contracts	—	(4,476,244)	—	(4,476,244)

Futures Contracts	(4,605,204)	—	—	(4,605,204)

Options Contracts Written	(3,062,068)	—	—	(3,062,068)

Total	24,478,156	2,540,300,963	—	2,564,779,119

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities – Non-Agency ($)
Balance as of December 31, 2012	2,131,966

Accrued discounts/premiums	—

Realized gain (loss)	7,487

Change in unrealized appreciation (depreciation)	(7,487)

Sales	(2,131,966)

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

118	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.5%
Issuer	Shares	Value ($)
Consumer Discretionary 14.4%
Auto Components 2.0%

American Axle & Manufacturing Holdings, Inc.(a)	893,270	16,641,620

Dana Holding Corp.	668,058	12,866,797

Federal-Mogul Corp.(a)	85,490	872,853

Motorcar Parts of America, Inc.(a)	282,580	2,591,258

Total		32,972,528

Automobiles 0.2%

Thor Industries, Inc.	58,300	2,867,194

Distributors 0.1%

VOXX International Corp.(a)	131,860	1,617,922

Diversified Consumer Services 0.8%

Ascent Capital Group, Inc., Class A(a)	15,620	1,219,453

DeVry, Inc.	53,800	1,668,876

Education Management Corp.(a)	33,387	187,635

Mac-Gray Corp.	425,340	6,039,828

Regis Corp.	238,571	3,917,336

Total		13,033,128

Hotels, Restaurants & Leisure 2.6%

Bob Evans Farms, Inc.	309,504	14,540,498

Bravo Brio Restaurant Group, Inc.(a)	83,720	1,491,890

CEC Entertainment, Inc.	90,400	3,710,016

Cheesecake Factory, Inc. (The)	25,220	1,056,466

Choice Hotels International, Inc.	44,930	1,783,272

International Speedway Corp., Class A	137,960	4,341,601

Monarch Casino & Resort, Inc.(a)	176,030	2,967,866

Red Robin Gourmet Burgers, Inc.(a)	33,260	1,835,287

Ruby Tuesday, Inc.(a)	100,610	928,630

Texas Roadhouse, Inc.	412,700	10,325,754

Total		42,981,280

Household Durables 1.4%

Beazer Homes USA, Inc.(a)	83,240	1,458,365

Ethan Allen Interiors, Inc.	29,120	838,656

KB Home	56,590	1,110,862

Libbey, Inc.(a)	59,850	1,434,605

Meritage Homes Corp.(a)	39,220	1,700,579

Ryland Group, Inc. (The)	53,490	2,144,949

Standard Pacific Corp.(a)	201,650	1,679,744

Whirlpool Corp.	111,700	12,774,012

Total		23,141,772

Common Stocks (continued)
Issuer	Shares	Value ($)

Internet & Catalog Retail 0.2%

1-800-Flowers.com, Inc., Class A(a)	122,670	759,327

Shutterfly, Inc.(a)	36,550	2,039,125

Total		2,798,452

Leisure Equipment & Products 0.7%

Brunswick Corp.	338,300	10,808,685

Media 0.7%

AMC Networks, Inc., Class A(a)	46,600	3,048,106

John Wiley & Sons, Inc., Class A	79,300	3,179,137

Madison Square Garden Co. (The), Class A(a)	63,880	3,784,890

Valassis Communications, Inc.	97,910	2,407,607

Total		12,419,740

Multiline Retail 0.7%

Big Lots, Inc.(a)	303,430	9,567,148

Fred’s, Inc., Class A	123,500	1,913,015

Total		11,480,163

Specialty Retail 4.9%

Aaron’s, Inc.	263,537	7,381,671

Abercrombie & Fitch Co., Class A	43,510	1,968,827

Ascena Retail Group, Inc.(a)	430,748	7,516,553

Brown Shoe Co., Inc.	278,200	5,989,646

Cabela’s, Inc.(a)	33,300	2,156,508

Cato Corp. (The), Class A	126,000	3,144,960

Citi Trends, Inc.(a)	83,420	1,212,093

Finish Line, Inc., Class A (The)	230,900	5,047,474

Francesca’s Holdings Corp.(a)	44,080	1,224,983

Genesco, Inc.(a)	30,790	2,062,622

Group 1 Automotive, Inc.	30,740	1,977,504

Jos. A. Bank Clothiers, Inc.(a)	82,590	3,412,619

Men’s Wearhouse, Inc. (The)	346,550	13,116,917

PEP Boys-Manny, Moe & Jack (The)(a)	288,510	3,340,946

RadioShack Corp.(a)	1,366,466	4,318,033

Rent-A-Center, Inc.	238,841	8,968,480

Select Comfort Corp.(a)	35,840	898,150

Stage Stores, Inc.	120,770	2,838,095

Tile Shop Holdings, Inc.(a)	50,310	1,456,978

Zumiez, Inc.(a)	83,110	2,389,412

Total		80,422,471

Textiles, Apparel & Luxury Goods 0.1%

Fifth & Pacific Companies, Inc.(a)	43,880	980,279

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	119

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Iconix Brand Group, Inc.(a)	50,380	1,481,676

Total		2,461,955

Total Consumer Discretionary		237,005,290

Consumer Staples 2.6%
Food & Staples Retailing 2.0%

Casey’s General Stores, Inc.	85,600	5,149,696

Harris Teeter Supermarkets, Inc.	322,323	15,104,056

Ingles Markets, Inc., Class A	237,520	5,997,380

Susser Holdings Corp.(a)	20,100	962,388

Village Super Market, Inc., Class A	162,250	5,368,852

Total		32,582,372

Food Products 0.4%

B&G Foods, Inc.	58,960	2,007,588

Industrias Bachoco SAB de CV, ADR	131,188	4,552,224

Total		6,559,812

Personal Products 0.1%

Elizabeth Arden, Inc.(a)	29,960	1,350,297

Tobacco 0.1%

Alliance One International, Inc.(a)	757,445	2,878,291

Total Consumer Staples		43,370,772

Energy 5.2%
Energy Equipment & Services 2.2%

Bristow Group, Inc.	68,980	4,505,773

Exterran Holdings, Inc.(a)	47,850	1,345,542

Gulfmark Offshore, Inc., Class A	80,845	3,645,301

Helix Energy Solutions Group, Inc.(a)	52,240	1,203,610

Hercules Offshore, Inc.(a)	288,440	2,030,618

Hornbeck Offshore Services, Inc.(a)	30,910	1,653,685

Matrix Service Co.(a)	85,160	1,326,793

Newpark Resources, Inc.(a)	83,180	914,148

Ocean Rig UDW, Inc.(a)	200,620	3,757,612

Parker Drilling Co.(a)	682,652	3,399,607

Tetra Technologies, Inc.(a)	436,130	4,474,694

Tidewater, Inc.	126,769	7,222,030

Willbros Group, Inc.(a)	164,470	1,009,846

Total		36,489,259

Oil, Gas & Consumable Fuels 3.0%

Advantage Oil & Gas Ltd.(a)	1,153,025	4,542,919

Berry Petroleum Co., Class A	304,660	12,893,211

Cloud Peak Energy, Inc.(a)	202,760	3,341,485

Common Stocks (continued)
Issuer	Shares	Value ($)

Energy XXI Bermuda Ltd.	58,650	1,300,857

Evolution Petroleum Corp.(a)	566,753	6,183,275

Gastar Exploration Ltd.(a)	497,180	1,327,471

Miller Energy Resources Inc(a)	588,360	2,353,440

Overseas Shipholding Group, Inc.(a)	298,635	1,255,760

PDC Energy, Inc.(a)	23,010	1,184,555

Resolute Energy Corp.(a)	255,560	2,039,369

SemGroup Corp., Class A	20,440	1,100,898

VAALCO Energy, Inc.(a)	249,270	1,425,824

WPX Energy, Inc.(a)	522,000	9,886,680

Total		48,835,744

Total Energy		85,325,003

Financials 22.9%
Capital Markets 1.1%

Capital Southwest Corp.	30,924	4,262,255

Evercore Partners, Inc., Class A	34,510	1,355,553

Janus Capital Group, Inc.	759,400	6,462,494

Manning & Napier, Inc.	62,880	1,116,749

MCG Capital Corp.	258,550	1,347,045

Prospect Capital Corp.	152,253	1,644,332

SWS Group, Inc.(a)	298,020	1,624,209

Total		17,812,637

Commercial Banks 7.4%

Banco Latinoamericano de Comercio Exterior SA, Class E	65,780	1,472,814

BancorpSouth, Inc.	68,970	1,220,769

Bank of the Ozarks, Inc.	104,600	4,532,318

Banner Corp.	33,480	1,131,289

BBCN Bancorp, Inc.	503,170	7,155,077

CapitalSource, Inc.	166,830	1,564,865

Cathay General Bancorp	102,450	2,084,857

City National Corp.	231,000	14,638,470

Community Bank System, Inc.	120,600	3,720,510

First BanCorp(a)	269,470	1,907,848

First Citizens BancShares Inc., Class A	22,445	4,310,562

First Commonwealth Financial Corp.	189,070	1,393,446

First Financial Holdings, Inc.	101,640	2,155,784

First Horizon National Corp.	161,540	1,809,248

First Interstate Bancsystem, Inc.	74,620	1,546,873

First Merchants Corp.	104,270	1,788,231

First Midwest Bancorp, Inc.	114,520	1,571,214

The accompanying Notes to Financial Statements are an integral part of this statement.

120	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

FirstMerit Corp.	199,937	4,004,738

Fulton Financial Corp.	323,400	3,712,632

Glacier Bancorp, Inc.	75,300	1,670,907

Hancock Holding Co.	77,060	2,317,194

Iberiabank Corp.	115,620	6,198,388

National Bank Holdings Corp., Class A	76,620	1,509,414

National Penn Bancshares, Inc.	146,460	1,488,034

OFG Bancorp	119,960	2,172,476

Old National Bancorp	127,930	1,769,272

PacWest Bancorp	72,060	$2,208,639

PrivateBancorp, Inc.	105,960	2,247,412

Prosperity Bancshares, Inc.	274,290	14,205,479

Susquehanna Bancshares, Inc.	191,180	2,456,663

Tompkins Financial Corp.	36,250	1,638,138

Trustmark Corp.	142,700	3,507,566

Webster Financial Corp.	206,840	5,311,651

Westamerica Bancorporation	111,300	5,085,297

Western Alliance Bancorp(a)	111,920	1,771,694

Wintrust Financial Corp.	132,346	5,066,205

Total		122,345,974

Consumer Finance 0.4%

Cash America International, Inc.	126,526	5,751,872

Nelnet, Inc., Class A	28,340	1,022,791

Total		6,774,663

Diversified Financial Services 0.3%

Pico Holdings, Inc.(a)	227,800	4,774,688

Insurance 7.9%

American Equity Investment Life Holding Co.	401,400	6,301,980

American National Insurance Co.	68,826	6,846,122

AMERISAFE, Inc.	18,430	596,948

Aspen Insurance Holdings Ltd.	145,100	5,381,759

Endurance Specialty Holdings Ltd.	161,700	8,319,465

Enstar Group Ltd.(a)	13,650	1,815,177

First American Financial Corp.	50,610	1,115,444

Hanover Insurance Group, Inc. (The)	29,690	1,452,732

Hilltop Holdings, Inc.(a)	240,210	3,939,444

Horace Mann Educators Corp.	262,292	6,394,679

Maiden Holdings Ltd.	81,830	918,133

Montpelier Re Holdings Ltd.	750,640	18,773,507

Navigators Group, Inc. (The)(a)	45,306	2,584,254

Common Stocks (continued)
Issuer	Shares	Value ($)

Phoenix Companies, Inc. (The)(a)	9,070	390,010

Platinum Underwriters Holdings Ltd.	365,709	20,925,869

Primerica, Inc.	135,500	5,073,120

ProAssurance Corp.	134,400	7,010,304

Protective Life Corp.	135,500	5,204,555

Selective Insurance Group, Inc.	73,950	1,702,329

StanCorp Financial Group, Inc.	134,620	6,651,574

Tower Group International Ltd.	266,345	5,462,736

White Mountains Insurance Group Ltd.	21,547	12,388,232

Total		129,248,373

Real Estate Investment Trusts (REITs) 5.0%

Brandywine Realty Trust	354,320	$4,790,406

Chambers Street Properties	155,680	1,556,800

Colonial Properties Trust	72,060	1,738,087

CubeSmart	327,510	5,233,610

DCT Industrial Trust, Inc.	210,270	1,503,430

DuPont Fabros Technology, Inc.	243,730	5,886,079

Education Realty Trust, Inc.	183,720	1,879,456

EPR Properties	33,860	1,702,142

Equity One, Inc.	52,100	1,179,023

FelCor Lodging Trust, Inc.(a)	211,190	1,248,133

Geo Group, Inc. (The)	223,229	7,578,625

Government Properties Income Trust	161,200	4,065,464

Granite Real Estate Investment Trust	710,800	24,558,140

Hatteras Financial Corp.	116,500	2,870,560

Healthcare Realty Trust, Inc.	48,970	1,248,735

Highwoods Properties, Inc.	43,120	1,535,503

Invesco Mortgage Capital, Inc.	107,160	1,774,570

LaSalle Hotel Properties	79,990	1,975,753

Lexington Realty Trust	101,520	1,185,754

PennyMac Mortgage Investment Trust	60,480	1,273,104

Potlatch Corp.	43,010	1,739,324

RLJ Lodging Trust	79,990	1,798,975

Strategic Hotels & Resorts, Inc.(a)	167,580	1,484,759

Sun Communities, Inc.	24,170	1,202,699

Universal Health Realty Income Trust	18,790	810,413

Total		81,819,544

Thrifts & Mortgage Finance 0.8%

Dime Community Bancshares, Inc.	238,860	3,659,335

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	121

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Doral Financial Corp.	286,040	237,413

Home Loan Servicing Solutions Ltd.	77,020	1,846,170

Ocwen Financial Corp.(a)	26,710	1,100,986

Washington Federal, Inc.	303,140	5,723,283

Total		12,567,187

Total Financials		375,343,066

Health Care 6.6%
Biotechnology —%

NPS Pharmaceuticals, Inc.(a)	28,750	434,125

Health Care Equipment & Supplies 2.2%

Analogic Corp.	23,607	1,719,298

Cyberonics, Inc.(a)	29,160	1,515,154

Cynosure Inc., Class A(a)	55,600	1,444,488

Hill-Rom Holdings, Inc.	88,390	2,976,975

ICU Medical, Inc.(a)	82,705	5,959,722

Meridian Bioscience, Inc.	175,900	3,781,850

Orthofix International NV(a)	97,720	2,628,668

STERIS Corp.	90,360	3,874,637

West Pharmaceutical Services, Inc.	164,100	11,529,666

Total		35,430,458

Health Care Providers & Services 2.5%

Accretive Health, Inc.(a)	144,280	1,559,667

Air Methods Corp.(a)	59,920	2,030,089

Ensign Group, Inc. (The)	155,450	5,474,949

HealthSouth Corp.(a)	554,450	15,968,160

IPC The Hospitalist Co., Inc.(a)	33,270	1,708,747

Owens & Minor, Inc.	325,752	11,020,190

PharMerica Corp.(a)	101,460	1,406,236

WellCare Health Plans, Inc.(a)	23,480	1,304,314

Total		40,472,352

Health Care Technology 0.4%

MedAssets, Inc.(a)	78,230	1,387,800

Quality Systems, Inc.	238,910	4,470,006

Total		5,857,806

Life Sciences Tools & Services 0.9%

Affymetrix, Inc.(a)	355,070	1,576,511

Covance, Inc.(a)	121,700	9,266,238

Nordion, Inc.(a)	657,200	4,863,280

Total		15,706,029

Common Stocks (continued)
Issuer	Shares	Value ($)

Pharmaceuticals 0.6%

Auxilium Pharmaceuticals, Inc.(a)	113,660	1,890,166

Questcor Pharmaceuticals, Inc.	195,000	8,864,700

Total		10,754,866

Total Health Care		108,655,636

Industrials 16.3%
Aerospace & Defense 1.3%

AAR Corp.	59,610	1,310,228

Cubic Corp.	183,583	8,830,342

Curtiss-Wright Corp.	69,000	2,557,140

DigitalGlobe, Inc.(a)	40,000	1,240,400

Huntington Ingalls Industries, Inc.	97,500	5,506,800

Moog, Inc., Class A(a)	37,630	1,939,074

Total		21,383,984

Air Freight & Logistics 0.8%

Forward Air Corp.	337,440	12,917,203

Airlines 1.9%

Air France-KLM, ADR(a)	387,650	3,477,221

JetBlue Airways Corp.(a)	3,341,572	21,051,904

Skywest, Inc.	102,160	1,383,246

Southwest Airlines Co.	463,299	5,971,924

Total		31,884,295

Building Products 1.6%

AO Smith Corp.	41,140	1,492,559

Apogee Enterprises, Inc.	49,740	1,193,760

Gibraltar Industries, Inc.(a)	391,363	5,698,245

Simpson Manufacturing Co., Inc.	248,400	7,307,928

Trex Co., Inc.(a)	204,000	9,687,960

Universal Forest Products, Inc.	40,090	1,600,393

Total		26,980,845

Commercial Services & Supplies 2.6%

Brink’s Co. (The)	218,750	5,580,312

Herman Miller, Inc.	304,300	8,237,401

Mobile Mini, Inc.(a)	454,400	15,063,360

Standard Parking Corp.(a)	200,620	4,305,305

Unifirst Corp.	84,216	7,684,710

United Stationers, Inc.	41,270	1,384,609

Total		42,255,697

Construction & Engineering 1.1%

Aegion Corp.(a)	380,400	8,562,804

Comfort Systems U.S.A., Inc.	421,618	6,290,541

The accompanying Notes to Financial Statements are an integral part of this statement.

122	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

EMCOR Group, Inc.	23,770	966,251

Layne Christensen Co.(a)	85,050	1,659,325

Tutor Perini Corp.(a)	70,770	1,280,229

Total		18,759,150

Electrical Equipment 1.0%

AZZ, Inc.	42,260	1,629,546

Belden, Inc.	45,300	2,261,829

Brady Corp., Class A	125,800	3,865,834

Regal-Beloit Corp.	123,400	8,001,256

Total		15,758,465

Machinery 3.0%

Accuride Corp.(a)	195,941	991,461

Actuant Corp., Class A	220,020	7,254,059

CIRCOR International, Inc.	27,910	1,419,503

Federal Signal Corp.(a)	235,460	2,060,275

Meritor, Inc.(a)	215,240	1,517,442

Oshkosh Corp.(a)	422,800	16,053,716

Standex International Corp.	23,340	1,231,185

Tecumseh Products Co., Class B(a)	29,977	331,546

Tennant Co.	26,710	1,289,292

Terex Corp.(a)	518,400	13,633,920

Toro Co. (The)	81,280	3,690,925

Total		49,473,324

Professional Services 1.2%

Insperity, Inc.	185,360	5,616,408

Kelly Services, Inc., Class A	82,600	1,443,022

Korn/Ferry International(a)	646,910	12,123,093

Total		19,182,523

Road & Rail 0.3%

Con-way, Inc.	41,920	1,633,203

Heartland Express, Inc.	283,990	3,938,941

Total		5,572,144

Trading Companies & Distributors 1.5%

AerCap Holdings NV(a)	613,800	10,716,948

Aircastle Ltd.	627,920	10,040,441

Beacon Roofing Supply, Inc.(a)	40,980	1,552,322

Rush Enterprises, Inc., Class A(a)	69,770	1,726,808

Total		24,036,519

Total Industrials		268,204,149

Information Technology 15.5%
Communications Equipment 1.0%

Arris Group, Inc.(a)	103,880	1,490,678

Common Stocks (continued)
Issuer	Shares	Value ($)

Aviat Networks, Inc.(a)	406,880	1,066,026

Brocade Communications Systems, Inc.(a)	205,250	1,182,240

Ciena Corp.(a)	100,320	1,948,214

Ituran Location and Control Ltd.	92,234	1,555,988

Plantronics, Inc.	216,470	9,507,362

Total		16,750,508

Computers & Peripherals —%

Intevac, Inc.(a)	65,630	371,466

Electronic Equipment, Instruments & Components 5.8%

Audience, Inc.(a)	102,150	1,349,402

Celestica, Inc.(a)	1,309,261	12,372,516

Daktronics, Inc.	203,260	2,085,448

Electro Rent Corp.	186,840	3,137,044

FARO Technologies, Inc.(a)	146,100	4,941,102

Ingram Micro, Inc., Class A(a)	617,500	11,726,325

Littelfuse, Inc.	132,300	9,870,903

Mercury Systems, Inc.(a)	472,670	4,358,017

OSI Systems, Inc.(a)	25,040	1,613,077

Park Electrochemical Corp.	215,700	5,178,957

Plexus Corp.(a)	414,900	12,401,361

Sanmina Corp.(a)	854,583	12,263,266

Vishay Intertechnology, Inc.(a)	1,050,500	14,591,445

Total		95,888,863

Internet Software & Services 0.3%

j2 Global, Inc.	73,619	3,129,544

OpenTable, Inc.(a)	25,090	1,604,505

Total		4,734,049

IT Services 3.2%

Ciber, Inc.(a)	335,690	1,121,205

Computer Services, Inc.	79,420	2,377,438

Convergys Corp.	427,080	7,444,004

CSG Systems International, Inc.	234,740	5,093,858

DST Systems, Inc.	139,860	9,137,054

Euronet Worldwide, Inc.(a)	57,750	1,839,915

Heartland Payment Systems, Inc.	151,290	5,635,552

MAXIMUS, Inc.	114,100	8,498,168

MoneyGram International, Inc.(a)	106,280	2,407,242

NeuStar, Inc., Class A(a)	179,450	8,735,626

Total		52,290,062

Semiconductors & Semiconductor Equipment 3.4%

Amkor Technology, Inc.(a)	391,150	1,646,741

Applied Micro Circuits Corp.(a)	166,430	1,464,584

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	123

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Axcelis Technologies, Inc.(a)	625,000	1,137,500

Brooks Automation, Inc.	805,900	7,841,407

Cypress Semiconductor Corp.	196,744	2,111,063

Diodes, Inc.(a)	211,700	5,497,849

Exar Corp.(a)	85,710	923,097

Fairchild Semiconductor International, Inc.(a)	422,000	5,823,600

Formfactor, Inc.(a)	173,870	1,173,623

Intersil Corp., Class A	450,837	3,525,545

Micron Technology, Inc.(a)	1,000,000	14,330,000

Photronics, Inc.(a)	1,022,099	8,238,118

SunEdison, Inc.(a)	252,230	2,060,719

Total		55,773,846

Software 1.8%

ACI Worldwide, Inc.(a)	34,554	1,606,070

Aspen Technology, Inc.(a)	51,040	1,469,442

Blackbaud, Inc.	180,401	5,875,661

Bottomline Technologies de, Inc.(a)	54,290	1,372,994

Manhattan Associates, Inc.(a)	21,550	1,662,798

Mentor Graphics Corp.	508,750	9,946,062

Netscout Systems, Inc.(a)	90,260	2,106,668

NICE Systems Ltd., ADR	126,000	4,648,140

Total		28,687,835

Total Information Technology		254,496,629

Materials 7.1%
Chemicals 2.9%

Axiall Corp.	40,600	1,728,748

Calgon Carbon Corp.(a)	89,900	1,499,532

H.B. Fuller Co.	35,230	1,332,046

Innophos Holdings, Inc.	109,420	5,161,342

Intrepid Potash, Inc.(a)	270,290	5,149,025

Kraton Performance Polymers, Inc.(a)	147,790	3,133,148

Landec Corp.(a)	34,100	450,461

Minerals Technologies, Inc.	34,360	1,420,442

PolyOne Corp.	621,200	15,393,336

Scotts Miracle-Gro Co., Class A	168,000	8,116,080

Sensient Technologies Corp.	127,500	5,159,925

Total		48,544,085

Containers & Packaging 0.3%

Myers Industries, Inc.	325,600	4,887,256

Common Stocks (continued)
Issuer	Shares	Value ($)

Metals & Mining 1.7%

AuRico Gold, Inc.	2,068,991	9,041,491

Coeur Mining, Inc.(a)	398,988	5,306,540

Compass Minerals International, Inc.	75,215	6,357,924

IAMGOLD Corp.	233,170	1,009,626

Materion Corp.	47,110	1,276,210

Molycorp, Inc.(a)	159,210	987,102

Pan American Silver Corp.	157,030	1,827,829

RTI International Metals, Inc.(a)	42,290	1,171,856

SunCoke Energy, Inc.(a)	85,270	1,195,485

Total		28,174,063

Paper & Forest Products 2.2%

Buckeye Technologies, Inc.	185,248	6,861,586

Clearwater Paper Corp.(a)	34,540	1,625,453

KapStone Paper and Packaging Corp.	41,650	1,673,497

Resolute Forest Products, Inc.(a)	1,178,261	15,517,697

Schweitzer-Mauduit International, Inc.	202,100	10,080,748

Total		35,758,981

Total Materials		117,364,385

Telecommunication Services 0.5%
Diversified Telecommunication Services 0.3%

Atlantic Tele-Network, Inc.	84,160	4,179,385

Wireless Telecommunication Services 0.2%

Telephone & Data Systems, Inc.	167,040	4,117,536

Total Telecommunication Services		8,296,921

Utilities 2.4%
Electric Utilities 1.7%

Cleco Corp.	34,140	1,585,120

El Paso Electric Co.	126,000	4,449,060

IDACORP, Inc.	31,490	1,503,962

MGE Energy, Inc.	30,960	1,695,370

PNM Resources, Inc.	369,433	8,197,718

Portland General Electric Co.	211,620	6,473,456

UNS Energy Corp.	104,600	4,678,758

Total		28,583,444

Gas Utilities 0.4%

Chesapeake Utilities Corp.	24,930	1,283,646

New Jersey Resources Corp.	32,790	1,361,769

Piedmont Natural Gas Co., Inc.	32,290	1,089,464

The accompanying Notes to Financial Statements are an integral part of this statement.

124	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Southwest Gas Corp.	25,910	1,212,329

WGL Holdings, Inc.	39,190	1,693,792

Total		6,641,000

Multi-Utilities 0.2%

Avista Corp.	127,750	3,451,805

Water Utilities 0.1%

American States Water Co.	16,530	887,165

Total Utilities		39,563,414

Total Common Stocks
(Cost: $1,215,314,441)		1,537,625,265

Rights —%
Consumer Discretionary —%
Auto Components —%

Federal Mogul Corp. Subscription Rights(a)	85,490	19,002

Total Consumer Discretionary		19,002

Total Rights
(Cost: $—)		19,002

Limited Partnerships 0.1%
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.1%

Exterran Partners LP	41,150	1,242,319

Total Energy		1,242,319

Total Limited Partnerships
(Cost: $1,190,950)		1,242,319

Money Market Funds 6.2%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(b)(c)	101,500,211	101,500,211

Total Money Market Funds
(Cost: $101,500,211)		101,500,211

Total Investments
(Cost: $1,318,005,602)		1,640,386,797

Other Assets & Liabilities, Net		2,583,252

Net Assets		1,642,970,049

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	150,616,568	253,211,586	(302,327,943)	101,500,211	70,080	101,500,211

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	125

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

126	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	237,005,290	—	—	237,005,290

Consumer Staples	43,370,772	—	—	43,370,772

Energy	85,325,003	—	—	85,325,003

Financials	375,343,066	—	—	375,343,066

Health Care	108,655,636	—	—	108,655,636

Industrials	268,204,149	—	—	268,204,149

Information Technology	254,496,629	—	—	254,496,629

Materials	117,364,385	—	—	117,364,385

Telecommunication Services	8,296,921	—	—	8,296,921

Utilities	39,563,414	—	—	39,563,414
Rights

Consumer Discretionary	—	19,002	—	19,002

Total Equity Securities	1,537,625,265	19,002	—	1,537,644,267

Other

Limited Partnerships	1,242,319	—	—	1,242,319

Money Market Funds	101,500,211	—	—	101,500,211

Total Other	102,742,530	—	—	102,742,530

Total	1,640,367,795	19,002	—	1,640,386,797

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	127

Columbia Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.2%
Issuer	Shares	Value ($)
Consumer Discretionary 8.2%
Auto Components 0.6%

Autoliv, Inc.	97,100	7,514,569

Hotels, Restaurants & Leisure 1.1%

McDonald’s Corp.	136,600	13,523,400

Household Durables 0.7%

Tupperware Brands Corp.	102,000	7,924,380

Media 1.2%

Viacom, Inc., Class B	213,000	14,494,650

Multiline Retail 1.0%

Target Corp.	182,700	12,580,722

Specialty Retail 2.1%

Home Depot, Inc. (The)	171,900	13,317,093

TJX Companies, Inc.	233,800	11,704,028

Total		25,021,121

Textiles, Apparel & Luxury Goods 1.5%

Coach, Inc.	105,700	6,034,413

Nike, Inc., Class B	184,200	11,729,856

Total		17,764,269

Total Consumer Discretionary		98,823,111

Consumer Staples 10.9%
Beverages 3.2%

Diageo PLC, ADR	113,550	13,052,572

PepsiCo, Inc.	305,300	24,970,487

Total		38,023,059

Food & Staples Retailing 2.7%

CVS Caremark Corp.	298,664	17,077,608

Wal-Mart Stores, Inc.	202,850	15,110,296

Total		32,187,904

Food Products 1.1%

General Mills, Inc.	287,600	13,957,228

Household Products 2.6%

Colgate-Palmolive Co.	116,200	6,657,098

Procter & Gamble Co. (The)	312,750	24,078,623

Total		30,735,721

Tobacco 1.3%

Philip Morris International, Inc.	176,048	15,249,278

Total Consumer Staples		130,153,190

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 12.0%
Energy Equipment & Services 1.9%

National Oilwell Varco, Inc.	110,500	7,613,450

Oceaneering International, Inc.	106,800	7,710,960

Seadrill Ltd.	194,500	7,923,930

Total		23,248,340

Oil, Gas & Consumable Fuels 10.1%

Chevron Corp.	323,900	38,330,326

EQT Corp.	75,800	6,016,246

Kinder Morgan, Inc.	495,700	18,910,955

Marathon Oil Corp.	327,000	11,307,660

Marathon Petroleum Corp.	196,700	13,977,502

Occidental Petroleum Corp.	226,600	20,219,518

Royal Dutch Shell PLC, ADR	179,100	11,868,957

Total		120,631,164

Total Energy		143,879,504

Financials 14.8%
Capital Markets 3.5%

Ares Capital Corp.	367,500	6,321,000

Franklin Resources, Inc.	95,000	12,921,900

Goldman Sachs Group, Inc. (The)	70,900	10,723,625

Waddell & Reed Financial, Inc., Class A	272,400	11,849,400

Total		41,815,925

Commercial Banks 3.2%

First Republic Bank	219,400	8,442,512

U.S. Bancorp	398,300	14,398,545

Wells Fargo & Co.	383,470	15,825,807

Total		38,666,864

Consumer Finance 0.5%

Discover Financial Services	141,100	6,722,004

Diversified Financial Services 2.8%

JPMorgan Chase & Co.	452,820	23,904,368

Moody’s Corp.	155,600	9,480,708

Total		33,385,076

Insurance 4.8%

ACE Ltd.	123,250	11,028,410

Marsh & McLennan Companies, Inc.	374,400	14,946,048

MetLife, Inc.	160,000	7,321,600

PartnerRe Ltd.	68,300	6,185,248

Travelers Companies, Inc. (The)	108,800	8,695,296

Validus Holdings Ltd.	253,200	9,145,584

Total		57,322,186

Total Financials		177,912,055

The accompanying Notes to Financial Statements are an integral part of this statement.

128	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.3%
Health Care Equipment & Supplies 4.7%

Abbott Laboratories	202,400	7,059,712

Baxter International, Inc.	236,200	16,361,574

Covidien PLC	312,800	19,656,352

Stryker Corp.	203,600	13,168,848

Total		56,246,486

Health Care Providers & Services 2.8%

Cardinal Health, Inc.	229,800	10,846,560

McKesson Corp.	71,000	8,129,500

UnitedHealth Group, Inc.	222,500	14,569,300

Total		33,545,360

Pharmaceuticals 6.8%

Bristol-Myers Squibb Co.	289,100	12,919,879

Johnson & Johnson	309,200	26,547,912

Merck & Co., Inc.	383,000	17,790,350

Pfizer, Inc.	819,117	22,943,467

Zoetis, Inc.	46,999	1,451,789

Total		81,653,397

Total Health Care		171,445,243

Industrials 14.8%
Aerospace & Defense 2.9%

Honeywell International, Inc.	243,250	19,299,455

United Technologies Corp.	162,500	15,102,750

Total		34,402,205

Air Freight & Logistics 0.9%

United Parcel Service, Inc., Class B	124,800	10,792,704

Commercial Services & Supplies 1.8%

ADT Corp. (The)	228,800	9,117,680

Tyco International Ltd.	365,200	12,033,340

Total		21,151,020

Electrical Equipment 2.3%

Eaton Corp. PLC	251,400	16,544,634

Emerson Electric Co.	215,290	11,741,916

Total		28,286,550

Industrial Conglomerates 1.8%

3M Co.	82,300	8,999,505

General Electric Co.	555,100	12,872,769

Total		21,872,274

Machinery 3.3%

Caterpillar, Inc.	109,000	8,991,410

Deere & Co.	72,600	5,898,750

Common Stocks (continued)
Issuer	Shares	Value ($)

Snap-On, Inc.	169,360	15,137,397

Stanley Black & Decker, Inc.	118,750	9,179,375

Total		39,206,932

Professional Services 0.7%

Nielsen Holdings NV	247,900	8,326,961

Road & Rail 1.1%

Union Pacific Corp.	84,400	13,021,232

Total Industrials		177,059,878

Information Technology 13.8%

Communications Equipment 1.5%

QUALCOMM, Inc.	290,600	17,749,848

Computers & Peripherals 0.9%

Apple, Inc.	27,900	11,050,632

Electronic Equipment, Instruments & Components 0.3%

TE Connectivity Ltd.	85,100	3,875,454

IT Services 4.7%

Accenture PLC, Class A	224,000	16,119,040

Automatic Data Processing, Inc.	137,100	9,440,706

International Business Machines Corp.	157,900	30,176,269

Total		55,736,015

Semiconductors & Semiconductor Equipment 3.6%

Applied Materials, Inc.	429,100	6,397,881

Avago Technologies Ltd.	333,305	12,458,941

Broadcom Corp., Class A	269,200	9,088,192

Intel Corp.	634,370	15,364,441

Total		43,309,455

Software 2.8%

Microsoft Corp.	697,000	24,067,410

Oracle Corp.	294,794	9,056,072

Total		33,123,482

Total Information Technology		164,844,886

Materials 1.3%
Paper & Forest Products 1.3%

International Paper Co.	352,800	15,632,568

Total Materials		15,632,568

Telecommunication Services 3.5%
Diversified Telecommunication Services 2.3%

Verizon Communications, Inc.	546,300	27,500,742

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	129

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Wireless Telecommunication Services 1.2%

Rogers Communications, Inc., Class B	370,600	14,527,520

Total Telecommunication Services		42,028,262

Utilities 2.6%
Electric Utilities 1.1%

NextEra Energy, Inc.	163,000	13,281,240

Gas Utilities 0.6%

UGI Corp.	196,800	7,696,848

Multi-Utilities 0.9%

Wisconsin Energy Corp.	256,500	10,513,935

Total Utilities		31,492,023

Total Common Stocks
(Cost: $1,015,726,552)		1,153,270,720

Mutual Funds 1.5%
Issuer	Shares	Value ($)

Kayne Anderson MLP Investment Co.	452,300	17,589,947

Total Mutual Funds
(Cost: $14,288,091)		17,589,947

Money Market Funds 1.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(a)(b)	22,460,927	22,460,927

Total Money Market Funds
(Cost: $22,460,927)		22,460,927

Total Investments
(Cost: $1,052,475,570)		1,193,321,594

Other Assets & Liabilities, Net		4,756,370

Net Assets		1,198,077,964

The accompanying Notes to Financial Statements are an integral part of this statement.

130	Semiannual Report 2013

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,452,582	131,145,376	(123,137,031)	22,460,927	12,922	22,460,927

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	98,823,111	—	—	98,823,111

Consumer Staples	130,153,190	—	—	130,153,190

Energy	143,879,504	—	—	143,879,504

Financials	177,912,055	—	—	177,912,055

Health Care	171,445,243	—	—	171,445,243

Industrials	177,059,878	—	—	177,059,878

Information Technology	164,844,886	—	—	164,844,886

Materials	15,632,568	—	—	15,632,568

Telecommunication Services	42,028,262	—	—	42,028,262

Utilities	31,492,023	—	—	31,492,023

Total Equity Securities	1,153,270,720	—	—	1,153,270,720

Other

Mutual Funds	17,589,947	—	—	17,589,947

Money Market Funds	22,460,927	—	—	22,460,927

Total Other	40,050,874	—	—	40,050,874

Total	1,193,321,594	—	—	1,193,321,594

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	131

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of December 31, 2012	1

Accrued discounts/premiums	—

Realized gain (loss)	(8,327,955)

Change in unrealized appreciation (depreciation)	8,327,954

Sales	—

Purchases	—

Transfers into Level 3	—

Transfers out of Level 3	—

Balance as of June 30, 2013	—

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

132	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Victory Established Value Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 17.4%
Auto Components 3.2%

Autoliv, Inc.	192,500	14,897,575

Johnson Controls, Inc.	550,400	19,698,816

Total		34,596,391

Automobiles 1.6%

Harley-Davidson, Inc.	304,800	16,709,136

Hotels, Restaurants & Leisure 2.4%

International Game Technology	655,000	10,945,050

Marriott International, Inc., Class A	361,400	14,589,718

Total		25,534,768

Household Durables 1.0%

Mohawk Industries, Inc.(a)	99,500	11,192,755

Internet & Catalog Retail 0.7%

Liberty Interactive Corp., Class A(a)	317,745	7,311,312

Leisure Equipment & Products 1.4%

Hasbro, Inc.	345,600	15,493,248

Media 1.8%

Omnicom Group, Inc.	224,300	14,101,741

Scripps Networks Interactive, Inc., Class A	79,648	5,317,301

Total		19,419,042

Multiline Retail 1.6%

Nordstrom, Inc.	282,000	16,903,080

Specialty Retail 3.7%

Aaron’s, Inc.	518,700	14,528,787

Chico’s FAS, Inc.	873,800	14,907,028

Penske Automotive Group, Inc.	343,100	10,478,274

Total		39,914,089

Total Consumer Discretionary		187,073,821

Consumer Staples 1.6%
Food Products 1.6%

Tyson Foods, Inc., Class A	676,800	17,380,224

Total Consumer Staples		17,380,224

Energy 6.1%
Energy Equipment & Services 2.0%

Helmerich & Payne, Inc.	231,300	14,444,685

McDermott International, Inc.(a)	249,700	2,042,546

Patterson-UTI Energy, Inc.	264,000	5,109,720

Total		21,596,951

Oil, Gas & Consumable Fuels 4.1%

Cimarex Energy Co.	270,400	17,573,296

Common Stocks (continued)
Issuer	Shares	Value ($)

Devon Energy Corp.	265,900	13,794,892

Energen Corp.	244,584	12,781,960

Total		44,150,148

Total Energy		65,747,099

Financials 21.5%
Capital Markets 1.1%

Affiliated Managers Group, Inc.(a)	71,282	11,685,971

Commercial Banks 5.3%

City National Corp.	148,100	9,385,097

Cullen/Frost Bankers, Inc.	269,800	18,014,546

Fifth Third Bancorp	993,900	17,939,895

SunTrust Banks, Inc.	379,009	11,965,314

Total		57,304,852

Insurance 12.6%

Alleghany Corp.(a)	41,800	16,022,358

Aon PLC	216,100	13,906,035

Arch Capital Group Ltd.(a)	201,100	10,338,551

Chubb Corp. (The)	126,300	10,691,295

Markel Corp.(a)	34,500	18,179,775

Marsh & McLennan Companies, Inc.	412,900	16,482,968

Reinsurance Group of America, Inc.	237,300	16,399,803

Willis Group Holdings PLC	423,369	17,264,988

WR Berkley Corp.	395,013	16,140,231

Total		135,426,004

Real Estate Investment Trusts (REITs) 2.5%

Alexandria Real Estate Equities, Inc.	235,323	15,465,428

Regency Centers Corp.	217,300	11,041,013

Total		26,506,441

Total Financials		230,923,268

Health Care 6.1%
Health Care Equipment & Supplies 3.2%

Becton Dickinson and Co.	187,900	18,570,157

CareFusion Corp.(a)	431,600	15,904,460

Total		34,474,617

Health Care Providers & Services 1.8%

Patterson Companies, Inc.	519,172	19,520,867

Life Sciences Tools & Services 1.1%

Covance, Inc.(a)	143,900	10,956,546

Total Health Care		64,952,030

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	133

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Victory Established Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.2%
Airlines 1.2%

Southwest Airlines Co.	1,024,200	13,201,938

Commercial Services & Supplies 2.9%

Avery Dennison Corp.	378,500	16,184,660

Cintas Corp.	325,000	14,800,500

Total		30,985,160

Electrical Equipment 2.1%

Hubbell, Inc., Class B	87,300	8,642,700

Rockwell Automation, Inc.	168,325	13,994,540

Total		22,637,240

Machinery 6.6%

Dover Corp.	212,351	16,491,179

Ingersoll-Rand PLC	201,300	11,176,176

Kennametal, Inc.	390,400	15,159,232

Parker Hannifin Corp.	157,560	15,031,224

Xylem, Inc.	463,400	12,483,996

Total		70,341,807

Professional Services 1.4%

Robert Half International, Inc.	449,300	14,930,239

Road & Rail 1.0%

Con-way, Inc.	284,900	11,099,704

Total Industrials		163,196,088

Information Technology 15.8%
Communications Equipment 1.4%

Juniper Networks, Inc.(a)	791,113	15,276,392

Electronic Equipment, Instruments & Components 3.7%

Amphenol Corp., Class A	109,854	8,562,021

Avnet, Inc.(a)	313,800	10,543,680

TE Connectivity Ltd.	456,700	20,798,118

Total		39,903,819

IT Services 2.9%

Broadridge Financial Solutions, Inc.	625,300	16,620,474

Fidelity National Information Services, Inc.	337,300	14,449,932

Total		31,070,406

Semiconductors & Semiconductor Equipment 6.4%

Analog Devices, Inc.	298,600	13,454,916

Applied Materials, Inc.	720,800	10,747,128

Broadcom Corp., Class A	399,700	13,493,872

Lam Research Corp.(a)	388,668	17,233,539

Skyworks Solutions, Inc.(a)	622,000	13,615,580

Total		68,545,035

Common Stocks (continued)
Issuer	Shares	Value ($)

Software 1.4%

Synopsys, Inc.(a)	421,100	15,054,325

Total Information Technology		169,849,977

Materials 9.0%
Chemicals 2.6%

International Flavors & Fragrances, Inc.	150,000	11,274,000

RPM International, Inc.	501,900	16,030,686

Total		27,304,686

Containers & Packaging 3.7%

Bemis Co., Inc.	284,800	11,147,072

Crown Holdings, Inc.(a)	431,700	17,755,821

Packaging Corp. of America	230,100	11,265,696

Total		40,168,589

Metals & Mining 2.7%

Compass Minerals International, Inc.	135,700	11,470,721

Reliance Steel & Aluminum Co.	261,832	17,165,706

Total		28,636,427

Total Materials		96,109,702

Utilities 4.7%
Electric Utilities 1.1%

Xcel Energy, Inc.	439,952	12,468,240

Gas Utilities 1.3%

Atmos Energy Corp.	330,500	13,570,330

Multi-Utilities 2.3%

Alliant Energy Corp.	294,900	14,868,858

Sempra Energy	119,486	9,769,175

Total		24,638,033

Total Utilities		50,676,603

Total Common Stocks
(Cost: $919,751,376)		1,045,908,812

Money Market Funds 2.4%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.106%(b)(c)	25,739,039	25,739,039

Total Money Market Funds
(Cost: $25,739,039)		25,739,039

Total Investments
(Cost: $945,490,415)		1,071,647,851

Other Assets & Liabilities, Net		2,129,600

Net Assets		1,073,777,451

The accompanying Notes to Financial Statements are an integral part of this statement.

134	Semiannual Report 2013

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Victory Established Value Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,805,978	159,870,598	(148,937,537)	25,739,039	8,651	25,739,039

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	135

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Victory Established Value Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	187,073,821	—	—	187,073,821

Consumer Staples	17,380,224	—	—	17,380,224

Energy	65,747,099	—	—	65,747,099

Financials	230,923,268	—	—	230,923,268

Health Care	64,952,030	—	—	64,952,030

Industrials	163,196,088	—	—	163,196,088

Information Technology	169,849,977	—	—	169,849,977

Materials	96,109,702	—	—	96,109,702

Utilities	50,676,603	—	—	50,676,603

Total Equity Securities	1,045,908,812	—	—	1,045,908,812

Other

Money Market Funds	25,739,039	—	—	25,739,039

Total Other	25,739,039	—	—	25,739,039

Total	1,071,647,851	—	—	1,071,647,851

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

136	Semiannual Report 2013

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

	Columbia Variable Portfolio – Balanced Fund	Columbia Variable Portfolio – Diversified Bond Fund	Columbia Variable Portfolio – Emerging Markets Fund
Assets

Investments, at value

Unaffiliated issuers (identified cost $755,076,124, $3,081,448,765 and $831,652,977)	$854,494,531	$3,055,459,994	$880,079,302

Affiliated issuers (identified cost $73,953,809, $58,971,412 and $7,410,837)	73,953,809	58,971,412	7,410,837

Total investments (identified cost $829,029,933, $3,140,420,177 and $839,063,814)	928,448,340	3,114,431,406	887,490,139

Cash	—	222,752	—

Foreign currency (identified cost $—, $— and $376,860)	—	—	376,060

Unrealized appreciation on swap contracts	—	4,014,217	—

Premiums paid on outstanding swap contracts	—	4,794,797	—

Receivable for:

Investments sold	18,061,876	272,341,980	29,271,276

Capital shares sold	—	15,124,033	55,787

Dividends	775,423	225,617	2,830,778

Interest	1,857,269	17,754,664	—

Reclaims	626	18,426	49,111

Variation margin	4,180	—	—

Expense reimbursement due from Investment Manager	—	—	44,484

Total assets	949,147,714	3,428,927,892	920,117,635

Liabilities

Disbursements in excess of cash	—	—	3,384

Unrealized depreciation on swap contracts	—	841,433	—

Premiums received on outstanding swap contracts	—	8,471,560	—

Payable for:

Investments purchased	13,426,732	209,848,481	21,862,205

Investments purchased on a delayed delivery basis	63,243,940	304,632,129	—

Capital shares purchased	666,699	18,029,750	250,024

Variation margin	—	726,284	—

Investment management fees	434,465	1,155,951	752,793

Distribution and/or service fees	84,799	129,099	33,674

Transfer agent fees	40,702	167,636	42,102

Administration fees	39,228	168,147	54,546

Compensation of board members	44,651	204,855	46,039

Other expenses	26,634	85,220	91,365

Total liabilities	78,007,850	544,460,545	23,136,132

Net assets applicable to outstanding capital stock	$871,139,864	$2,884,467,347	$896,981,503

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	137

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Columbia Variable Portfolio – Balanced Fund	Columbia Variable Portfolio – Diversified Bond Fund	Columbia Variable Portfolio – Emerging Markets Fund

Represented by

Paid-in capital	$—	$2,835,203,019	$853,528,891

Undistributed (excess of distributions over) net investment income	—	56,938,754	1,242,123

Accumulated net realized gain (loss)	—	8,761,497	(6,199,706)

Unrealized appreciation (depreciation) on:

Investments	—	(25,988,771)	48,426,325

Foreign currency translations	—	—	(16,130)

Futures contracts	—	6,380,064	—

Swap contracts	—	3,172,784	—

Partners’ capital	$871,139,864	$—	$—

Total — representing net assets applicable to outstanding capital stock	$871,139,864	$2,884,467,347	$896,981,503

Class 1

Net assets	$—	$1,606,352,350	$566,780,977

Shares outstanding	—	160,703,186	38,262,734

Net asset value per share	$—	$10.00	$14.81

Class 2

Net assets	$—	$29,265,501	$10,711,735

Shares outstanding	—	2,935,275	725,034

Net asset value per share	$—	$9.97	$14.77

Class 3

Net assets	$871,139,864	$1,248,849,496	$319,488,791

Shares outstanding	49,447,165	124,776,146	21,577,401

Net asset value per share	$17.62	$10.01	$14.81

The accompanying Notes to Financial Statements are an integral part of this statement.

138	Semiannual Report 2013

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – High Yield Bond Fund	Columbia Variable Portfolio – Large Core Quantitative Fund
Assets

Investments, at value

Unaffiliated issuers (identified cost $1,145,878,689, $578,525,317 and $1,358,413,303)	$1,155,694,858	$594,195,829	$1,561,059,564

Affiliated issuers (identified cost $75,875,540, $4,250,046 and $14,151,956)	75,875,540	4,250,046	14,151,956

Total investments (identified cost $1,221,754,229, $582,775,363 and $1,372,565,259)	1,231,570,398	598,445,875	1,575,211,520

Cash	—	317,436	—

Foreign currency (identified cost $14,072,815, $— and $—)	13,838,122	—	—

Margin deposits	3,248,248	137,500	—

Unrealized appreciation on forward foreign currency exchange contracts	14,088,501	—	—

Receivable for:

Investments sold	3,034,140	8,678,061	37,201,665

Capital shares sold	123,380	12,513	3,010,103

Dividends	6,289	766	721,258

Interest	13,593,514	9,568,555	—

Reclaims	517,326	10,772	13,186

Variation margin	—	9,766	—

Expense reimbursement due from Investment Manager	2,295	31,942	—

Total assets	1,280,022,213	617,213,186	1,616,157,732

Liabilities

Disbursements in excess of cash	10	—	—

Unrealized depreciation on forward foreign currency exchange contracts	4,761,136	—	—

Payable for:

Investments purchased	8,031,781	147,115	34,582,385

Investments purchased on a delayed delivery basis	450,910	11,577,347	—

Capital shares purchased	5,980,223	800,141	1,538,711

Variation margin	69,262	—	78,782

Foreign capital gains taxes deferred	169,974	—	—

Investment management fees	557,023	275,683	770,257

Distribution and/or service fees	36,988	61,551	124,925

Transfer agent fees	59,713	28,514	72,020

Administration fees	75,421	32,808	65,771

Compensation of board members	73,605	33,566	59,803

Expense reimbursement due to Investment Manager	—	—	3,745

Other expenses	48,221	20,015	14,801

Total liabilities	20,314,267	12,976,740	37,311,200

Net assets applicable to outstanding capital stock	$1,259,707,946	$604,236,446	$1,578,846,532

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	139

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – High Yield Bond Fund	Columbia Variable Portfolio – Large Core Quantitative Fund

Represented by

Paid-in capital	$1,294,282,713	$620,295,153	$—

Undistributed (excess of distributions over) net investment income	(28,947,246)	55,231,971	—

Accumulated net realized gain (loss)	(24,063,645)	(87,332,345)	—

Unrealized appreciation (depreciation) on:

Investments	9,816,169	15,670,512	—

Foreign currency translations	(345,298)	—	—

Forward foreign currency exchange contracts	9,327,365	—	—

Futures contracts	(192,138)	371,155	—

Foreign capital gains tax	(169,974)	—	—

Partners’ capital	$—	$—	$1,578,846,532

Total — representing net assets applicable to outstanding capital stock	$1,259,707,946	$604,236,446	$1,578,846,532

Class 1

Net assets	$897,120,382	$6,685	$302,106,407

Shares outstanding	83,871,465	917	11,474,073

Net asset value per share	$10.70	$7.29	$26.33

Class 2

Net assets	$10,114,005	$21,387,235	$2,162,834

Shares outstanding	947,386	2,954,441	82,772

Net asset value per share	$10.68	$7.24	$26.13

Class 3

Net assets	$352,473,559	$582,842,526	$1,274,577,291

Shares outstanding	32,949,294	80,090,880	48,621,344

Net asset value per share	$10.70	$7.28	$26.21

The accompanying Notes to Financial Statements are an integral part of this statement.

140	Semiannual Report 2013

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund	Variable Portfolio – Partners Small Cap Value Fund	Variable Portfolio – Sit Dividend Growth Fund
Assets

Investments, at value

Unaffiliated issuers (identified cost $2,546,113,984, $1,216,505,391 and $1,030,014,643)	$2,524,656,426	$1,538,886,586	$1,170,860,667

Affiliated issuers (identified cost $23,803,294, $101,500,211 and $22,460,927)	23,803,294	101,500,211	22,460,927

Total investments (identified cost $2,569,917,278, $1,318,005,602 and $1,052,475,570)	2,548,459,720	1,640,386,797	1,193,321,594

Cash	—	16,762	—

Foreign currency (identified cost $18,945,324, $— and $—)	18,583,228	—	—

Margin deposits	2,945,000	—	—

Unrealized appreciation on forward foreign currency exchange contracts	24,525,021	—	—

Premiums paid on outstanding swap contracts	224	—	—

Receivable for:

Investments sold	—	17,751,548	4,434,662

Capital shares sold	151,615	160,567	4,197,717

Dividends	7,143	1,437,086	1,470,369

Interest	12,002,320	—	—

Reclaims	96,419	11,842	525,260

Expense reimbursement due from Investment Manager	—	223,815	66,791

Total assets	2,606,770,690	1,659,988,417	1,204,016,393

Liabilities

Option contracts written, at value (premiums received $2,800,913)	3,062,068	—	—

Unrealized depreciation on forward foreign currency exchange contracts	4,476,244	—	—

Payable for:

Investments purchased	2,581,689	15,316,850	5,016,182

Capital shares purchased	5,273,338	266,005	59,548

Variation margin	533,032	—	—

Investment management fees	851,007	1,150,401	655,254

Distribution and/or service fees	27,443	20,331	6,096

Transfer agent fees	122,070	76,030	55,277

Administration fees	127,824	94,457	51,818

Compensation of board members	108,714	60,131	72,253

Other expenses	74,019	34,163	22,001

Total liabilities	17,237,448	17,018,368	5,938,429

Net assets applicable to outstanding capital stock	$2,589,533,242	$1,642,970,049	$1,198,077,964

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	141

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund	Variable Portfolio – Partners Small Cap Value Fund	Variable Portfolio – Sit Dividend Growth Fund

Represented by

Paid-in capital	$2,764,137,010	$—	$—

Undistributed (excess of distributions over) net investment income	(237,877,714)	—	—

Accumulated net realized gain (loss)	66,016,548	—	—

Unrealized appreciation (depreciation) on:

Investments	(21,457,558)	—	—

Foreign currency translations	(405,356)	—	—

Forward foreign currency exchange contracts	20,048,777	—	—

Futures contracts	(870,201)	—	—

Options contracts written	(261,155)	—	—

Swap contracts	202,891	—	—

Partners’ capital	$—	$1,642,970,049	$1,198,077,964

Total — representing net assets applicable to outstanding capital stock	$2,589,533,242	$1,642,970,049	$1,198,077,964

Class 1

Net assets	$2,326,122,629	$1,435,277,831	$1,138,399,393

Shares outstanding	263,190,038	74,707,318	93,801,951

Net asset value per share	$8.84	$19.21	$12.14

Class 2

Net assets	$9,583,818	$2,559,947	$3,161,049

Shares outstanding	1,090,571	134,331	262,132

Net asset value per share	$8.79	$19.06	$12.06

Class 3

Net assets	$253,826,795	$205,132,271	$56,517,522

Shares outstanding	28,718,460	10,727,477	4,674,223

Net asset value per share	$8.84	$19.12	$12.09

The accompanying Notes to Financial Statements are an integral part of this statement.

142	Semiannual Report 2013

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Variable Portfolio – Victory Established Value Fund
Assets

Investments, at value

Unaffiliated issuers (identified cost $919,751,376)	$1,045,908,812

Affiliated issuers (identified cost $25,739,039)	25,739,039

Total investments (identified cost $945,490,415)	1,071,647,851

Receivable for:

Investments sold	14,218,083

Capital shares sold	101,347

Dividends	1,248,067

Expense reimbursement due from Investment Manager	1,703

Total assets	1,087,217,051

Liabilities

Payable for:

Investments purchased	11,246,519

Capital shares purchased	1,419,457

Investment management fees	634,993

Distribution and/or service fees	2,863

Transfer agent fees	49,826

Administration fees	47,275

Compensation of board members	21,729

Other expenses	16,938

Total liabilities	13,439,600

Net assets applicable to outstanding capital stock	$1,073,777,451

Represented by

Partners’ capital	$1,073,777,451

Total — representing net assets applicable to outstanding capital stock	$1,073,777,451

Class 1

Net assets	$1,049,162,619

Shares outstanding	75,040,548

Net asset value per share	$13.98

Class 2

Net assets	$5,564,220

Shares outstanding	400,988

Net asset value per share	$13.88

Class 3

Net assets	$19,050,612

Shares outstanding	1,367,132

Net asset value per share	$13.93

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	143

Columbia Variable Portfolio Funds

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

	Columbia Variable Portfolio – Balanced Fund	Columbia Variable Portfolio – Diversified Bond Fund	Columbia Variable Portfolio – Emerging Markets Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$5,203,815	$3,292,059	$13,883,854
Dividends — affiliated issuers	45,028	25,863	5,253
Interest	3,466,139	62,300,925	1,463
Income from securities lending — net	—	85,649	—
Foreign taxes withheld	(19,017)	—	(1,374,369)

Total income	8,695,965	65,704,496	12,516,201

Expenses:
Investment management fees	2,771,044	8,021,815	5,099,956
Distribution and/or service fees
Class 2	—	37,544	12,840
Class 3	540,800	854,271	220,892
Transfer agent fees
Class 1	—	747,422	176,635
Class 2	—	9,010	3,082
Class 3	259,575	410,036	106,024
Administration fees	250,203	1,155,655	369,417
Compensation of board members	18,087	66,298	22,533
Custodian fees	22,462	37,380	244,574
Printing and postage fees	110,094	160,343	49,923
Professional fees	20,313	35,272	28,517
Other	11,531	36,551	53,904

Total expenses	4,004,109	11,571,597	6,388,297
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(376,197)	—	(169,298)

Total net expenses	3,627,912	11,571,597	6,218,999

Net investment income	5,068,053	54,132,899	6,297,202

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	50,706,293	35,968,864	27,582,429
Foreign currency translations	—	2,195	(1,021,465)
Futures contracts	157,795	11,722,170	—
Swap contracts	—	(17,856,052)	—

Net realized gain (loss)	50,864,088	29,837,177	26,560,964
Net change in unrealized appreciation (depreciation) on:
Investments	17,996,690	(180,728,672)	(109,545,365)
Foreign currency translations	—	(7,967)	(17,934)
Futures contracts	642,069	2,336,611	—
Swap contracts	—	7,108,398	—
Foreign capital gains tax	—	4,562	—

Net change in unrealized appreciation (depreciation)	18,638,759	(171,287,068)	(109,563,299)

Net realized and unrealized gain (loss)	69,502,847	(141,449,891)	(83,002,335)

Net change in net assets resulting from operations	$74,570,900	$(87,316,992)	$(76,705,133)

The accompanying Notes to Financial Statements are an integral part of this statement.

144	Semiannual Report 2013

Columbia Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2013 (Unaudited)

	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – High Yield Bond Fund	Columbia Variable Portfolio – Large Core Quantitative Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$ —	$ —	$13,987,812
Dividends — affiliated issuers	72,095	11,315	10,321
Interest	24,110,819	20,917,339	—
Foreign taxes withheld	(77,991)	—	(8,468)

Total income	24,104,923	20,928,654	13,989,665

Expenses:
Investment management fees	4,086,812	1,818,915	4,255,156
Distribution and/or service fees
Class 2	12,539	24,244	2,173
Class 3	241,894	380,042	782,670
Transfer agent fees
Class 1	322,719	2	13,181
Class 2	3,009	5,819	522
Class 3	116,105	182,414	375,669
Administration fees	552,266	216,184	361,258
Compensation of board members	28,480	14,642	23,563
Custodian fees	91,454	11,618	6,702
Printing and postage fees	57,304	83,907	167,857
Professional fees	23,224	19,065	17,958
Other	16,482	8,298	13,467

Total expenses	5,552,288	2,765,150	6,020,176
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,295)	(101,544)	(2,260)

Total net expenses	5,549,993	2,663,606	6,017,916

Net investment income	18,554,930	18,265,048	7,971,749

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	25,931,133	13,251,083	75,533,771
Foreign currency translations	(747,154)	—	—
Forward foreign currency exchange contracts	(45,830,027)	—	—
Futures contracts	5,305,395	(136,692)	3,198,243

Net realized gain (loss)	(15,340,653)	13,114,391	78,732,014
Net change in unrealized appreciation (depreciation) on:
Investments	(118,629,528)	(25,039,685)	64,971,106
Foreign currency translations	(257,452)	—	(186)
Forward foreign currency exchange contracts	18,114,013	—	—
Futures contracts	(811,929)	371,155	(528,595)
Foreign capital gains tax	530,285	—	—

Net change in unrealized appreciation (depreciation)	(101,054,611)	(24,668,530)	64,442,325

Net realized and unrealized gain (loss)	(116,395,264)	(11,554,139)	143,174,339

Net change in net assets resulting from operations	$(97,840,334)	$6,710,909	$151,146,088

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	145

Columbia Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2013 (Unaudited)

	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund	Variable Portfolio – Partners Small Cap Value Fund	Variable Portfolio – Sit Dividend Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$12,676,853	$14,158,354
Dividends — affiliated issuers	138,593	70,080	12,922
Interest	18,682,016	—	—
Income from securities lending — net	—	—	322
Foreign taxes withheld	—	(265,799)	(42,536)

Total income	18,820,609	12,481,134	14,129,062

Expenses:
Investment management fees	5,884,801	7,427,411	3,814,664
Distribution and/or service fees
Class 2	12,429	2,452	3,238
Class 3	176,264	127,302	34,802
Transfer agent fees
Class 1	761,173	429,395	302,901
Class 2	2,983	589	777
Class 3	84,604	61,103	16,704
Administration fees	885,518	609,729	303,701
Compensation of board members	45,831	27,305	22,328
Custodian fees	66,930	17,415	8,211
Printing and postage fees	39,233	25,620	11,942
Professional fees	28,632	19,248	16,506
Other	26,441	17,446	12,380

Total expenses	8,014,839	8,765,015	4,548,154
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(1,266,884)	(364,287)

Total net expenses	8,014,839	7,498,131	4,183,867

Net investment income	10,805,770	4,983,003	9,945,195

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	49,124,052	127,067,627	1,604,602
Foreign currency translations	(15,550,210)	—	707
Forward foreign currency exchange contracts	45,981,734	—	—
Futures contracts	(1,322,693)	—	—
Options contracts written	(155,560)	—	—
Swap contracts	(66,391)	—	—

Net realized gain (loss)	78,010,932	127,067,627	1,605,309
Net change in unrealized appreciation (depreciation) on:
Investments	(234,817,286)	110,923,570	115,068,060
Foreign currency translations	(1,114,309)	—	(19,022)
Forward foreign currency exchange contracts	36,062,540	—	—
Futures contracts	(2,005,035)	—	—
Options contracts written	(502,977)	—	—
Swap contracts	202,891	—	—

Net change in unrealized appreciation (depreciation)	(202,174,176)	110,923,570	115,049,038

Net realized and unrealized gain (loss)	(124,163,244)	237,991,197	116,654,347

Net change in net assets resulting from operations	$(113,357,474)	$242,974,200	$126,599,542

The accompanying Notes to Financial Statements are an integral part of this statement.

146	Semiannual Report 2013

Columbia Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2013 (Unaudited)

Variable Portfolio – Victory Established Value Fund
Net investment income

Income:

Dividends — unaffiliated issuers	$8,437,580

Dividends — affiliated issuers	8,651

Total income	8,446,231

Expenses:

Investment management fees	3,980,146

Distribution and/or service fees

Class 2	5,383

Class 3	11,001

Transfer agent fees

Class 1	305,528

Class 2	1,292

Class 3	5,280

Administration fees	296,649

Compensation of board members	17,086

Custodian fees	7,658

Printing and postage fees	7,062

Professional fees	16,579

Other	10,781

Total expenses	4,664,445

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(96,067)

Total net expenses	4,568,378

Net investment income	3,877,853

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	55,650,375

Net realized gain (loss)	55,650,375

Net change in unrealized appreciation (depreciation) on:

Investments	74,781,245

Net change in unrealized appreciation (depreciation)	74,781,245

Net realized and unrealized gain (loss)	130,431,620

Net change in net assets resulting from operations	$134,309,473

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	147

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets

	Columbia Variable Portfolio – Balanced Fund		Columbia Variable Portfolio – Diversified Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$5,068,053	$13,584,591	$54,132,899	$139,243,880

Net realized gain (loss)	50,864,088	57,919,936	29,837,177	127,403,280

Net change in unrealized appreciation (depreciation)	18,638,759	43,591,752	(171,287,068)	30,597,365

Net increase (decrease) in net assets resulting from operations	74,570,900	115,096,279	(87,316,992)	297,244,525

Distributions to shareholders

Net investment income

Class 1	—	—	(73,610,668)	(93,579,698)

Class 2	—	—	(1,283,517)	(816,165)

Class 3	—	—	(55,852,322)	(58,010,788)

Net realized gains

Class 1	—	—	(71,443,673)	(60,504,098)

Class 2	—	—	(1,322,857)	(545,522)

Class 3	—	—	(55,835,204)	(38,685,469)

Total distributions to shareholders	—	—	(259,348,241)	(252,141,740)

Increase (decrease) in net assets from capital stock activity	(51,009,820)	(114,397,948)	(757,737,363)	(144,448,688)

Total increase (decrease) in net assets	23,561,080	698,331	(1,104,402,596)	(99,345,903)

Net assets at beginning of period	847,578,784	846,880,453	3,988,869,943	4,088,215,846

Net assets at end of period	$871,139,864	$847,578,784	$2,884,467,347	$3,988,869,943

Undistributed (excess of distributions over) net investment income	$—	$—	$56,938,754	$133,552,362

The accompanying Notes to Financial Statements are an integral part of this statement.

148	Semiannual Report 2013

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Emerging Markets Fund		Columbia Variable Portfolio – Global Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$6,297,202	$5,960,368	$18,554,930	$45,368,822

Net realized gain (loss)	26,560,964	(18,692,543)	(15,340,653)	44,609,203

Net change in unrealized appreciation (depreciation)	(109,563,299)	190,340,373	(101,054,611)	9,828,000

Net increase (decrease) in net assets resulting from operations	(76,705,133)	177,608,198	(97,840,334)	99,806,025

Distributions to shareholders

Net investment income

Class 1	(3,397,649)	(3,047,395)	(60,609,269)	(34,252,764)

Class 2	(54,065)	(23,466)	(533,945)	(180,699)

Class 3	(1,724,690)	(1,429,262)	(21,042,661)	(11,566,004)

Net realized gains

Class 1	—	(13,171,744)	(6,220,394)	(5,862,172)

Class 2	—	(154,582)	(70,977)	(38,512)

Class 3	—	(8,380,498)	(2,438,340)	(2,288,995)

Total distributions to shareholders	(5,176,404)	(26,206,947)	(90,915,586)	(54,189,146)

Increase (decrease) in net assets from capital stock activity	5,945,425	(52,247,752)	(149,424,291)	(107,006,418)

Total increase (decrease) in net assets	(75,936,112)	99,153,499	(338,180,211)	(61,389,539)

Net assets at beginning of period	972,917,615	873,764,116	1,597,888,157	1,659,277,696

Net assets at end of period	$896,981,503	$972,917,615	$1,259,707,946	$1,597,888,157

Undistributed (excess of distributions over) net investment income	$1,242,123	$121,325	$(28,947,246)	$34,683,699

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	149

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – High Yield Bond Fund		Columbia Variable Portfolio – Large Core Quantitative Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$18,265,048	$40,261,923	$7,971,749	$19,582,042

Net realized gain (loss)	13,114,391	20,245,533	78,732,014	141,785,700

Net change in unrealized appreciation (depreciation)	(24,668,530)	30,324,399	64,442,325	4,630,366

Net increase (decrease) in net assets resulting from operations	6,710,909	90,831,855	151,146,088	165,998,108

Distributions to shareholders

Net investment income

Class 1	—	(461)	—	—

Class 2	—	(841,185)	—	—

Class 3	—	(44,893,819)	—	—

Total distributions to shareholders	—	(45,735,465)	—	—

Increase (decrease) in net assets from capital stock activity	(42,063,015)	(8,758,587)	215,419,903	(183,087,479)

Total increase (decrease) in net assets	(35,352,106)	36,337,803	366,565,991	(17,089,371)

Net assets at beginning of period	639,588,552	603,250,749	1,212,280,541	1,229,369,912

Net assets at end of period	$604,236,446	$639,588,552	$1,578,846,532	$1,212,280,541

Undistributed (excess of distributions over) net investment income	$55,231,971	$36,966,923	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

150	Semiannual Report 2013

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund		Variable Portfolio – Partners Small Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$10,805,770	$61,078,493	$4,983,003	$17,147,431

Net realized gain (loss)	78,010,932	64,762,365	127,067,627	92,898,830

Net change in unrealized appreciation (depreciation)	(202,174,176)	40,651,345	110,923,570	91,412,465

Net increase (decrease) in net assets resulting from operations	(113,357,474)	166,492,203	242,974,200	201,458,726

Distributions to shareholders

Net investment income

Class 1	—	(114,494,228)	—	—

Class 2	—	(299,653)	—	—

Class 3	—	(13,664,471)	—	—

Net realized gains

Class 1	(78,331,683)	(31,289,868)	—	—

Class 2	(318,376)	(84,746)	—	—

Class 3	(8,568,276)	(3,842,490)	—	—

Total distributions to shareholders	(87,218,335)	(163,675,456)	—	—

Increase (decrease) in net assets from capital stock activity	(154,325,596)	69,872,810	(231,484,237)	(51,885,633)

Total increase (decrease) in net assets	(354,901,405)	72,689,557	11,489,963	149,573,093

Net assets at beginning of period	2,944,434,647	2,871,745,090	1,631,480,086	1,481,906,993

Net assets at end of period	$2,589,533,242	$2,944,434,647	$1,642,970,049	$1,631,480,086

Undistributed (excess of distributions over) net investment income	$(237,877,714)	$(248,683,484)	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	151

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Sit Dividend Growth Fund		Variable Portfolio – Victory Established Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations

Net investment income	$9,945,195	$16,192,500	$3,877,853	$11,160,475

Net realized gain (loss)	1,605,309	248,888,993	55,650,375	101,763,529

Net change in unrealized appreciation (depreciation)	115,049,038	(140,056,689)	74,781,245	34,092,152

Net increase (decrease) in net assets resulting from operations	126,599,542	125,024,804	134,309,473	147,016,156

Increase (decrease) in net assets from capital stock activity	121,976,482	(514,775,196)	(31,565,292)	(33,428,074)

Total increase (decrease) in net assets	248,576,024	(389,750,392)	102,744,181	113,588,082

Net assets at beginning of period	949,501,940	1,339,252,332	971,033,270	857,445,188

Net assets at end of period	$1,198,077,964	$949,501,940	$1,073,777,451	$971,033,270

The accompanying Notes to Financial Statements are an integral part of this statement.

152	Semiannual Report 2013

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Balanced Fund				Columbia Variable Portfolio – Diversified Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	—	—	—	—	23,274,522	259,630,341	17,853,437	201,710,907

Distributions reinvested	—	—	—	—	14,534,503	145,054,341	14,188,195	154,083,796

Redemptions	—	—	—	—	(96,657,446)	(1,072,072,155)	(41,589,350)	(478,515,755)

Net increase (decrease)	—	—	—	—	(58,848,421)	(667,387,473)	(9,547,718)	(122,721,052)

Class 2 shares

Subscriptions	—	—	—	—	430,773	4,838,432	1,541,075	17,325,168

Distributions reinvested	—	—	—	—	261,684	2,606,374	125,733	1,361,687

Redemptions	—	—	—	—	(432,900)	(4,785,241)	(208,411)	(2,340,220)

Net increase	—	—	—	—	259,557	2,659,565	1,458,397	16,346,635

Class 3 shares

Subscriptions	131,651	2,330,018	74,015	1,150,750	340,040	3,833,914	1,547,492	17,523,101

Distributions reinvested	—	—	—	—	11,168,753	111,687,526	8,895,700	96,696,257

Redemptions	(3,078,956)	(53,339,838)	(7,496,082)	(115,548,698)	(18,599,038)	(208,530,895)	(13,518,924)	(152,293,629)

Net (decrease)	(2,947,305)	(51,009,820)	(7,422,067)	(114,397,948)	(7,090,245)	(93,009,455)	(3,075,732)	(38,074,271)

Total net (decrease)	(2,947,305)	(51,009,820)	(7,422,067)	(114,397,948)	(65,679,109)	(757,737,363)	(11,165,053)	(144,448,688)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	153

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Emerging Markets Fund				Columbia Variable Portfolio – Global Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,937,626	30,727,754	4,170,217	58,684,960	6,009,523	69,585,485	13,500,612	162,361,762

Distributions reinvested	230,663	3,397,649	1,183,954	16,219,139	5,906,749	66,829,663	3,383,190	40,114,936

Redemptions	(539,916)	(8,712,104)	(4,939,247)	(73,777,376)	(23,821,883)	(271,038,903)	(22,209,971)	(263,738,085)

Net increase (decrease)	1,628,373	25,413,299	414,924	1,126,723	(11,905,611)	(134,623,755)	(5,326,169)	(61,261,387)

Class 2 shares

Subscriptions	208,494	3,382,992	247,342	3,675,724	193,523	2,256,644	363,263	4,368,398

Distributions reinvested	3,695	54,065	13,060	178,048	53,642	604,922	18,479	219,211

Redemptions	(32,604)	(513,472)	(51,025)	(764,426)	(103,254)	(1,194,644)	(49,585)	(595,274)

Net increase	179,585	2,923,585	209,377	3,089,346	143,911	1,666,922	332,157	3,992,335

Class 3 shares

Subscriptions	145,871	2,328,206	202,538	2,866,420	149,936	1,766,847	253,001	3,040,150

Distributions reinvested	117,646	1,724,690	718,342	9,809,760	2,076,549	23,481,001	1,168,861	13,854,999

Redemptions	(1,639,859)	(26,444,355)	(4,646,046)	(69,140,001)	(3,635,284)	(41,715,306)	(5,554,641)	(66,632,515)

Net (decrease)	(1,376,342)	(22,391,459)	(3,725,166)	(56,463,821)	(1,408,799)	(16,467,458)	(4,132,779)	(49,737,366)

Total net increase (decrease)	431,616	5,945,425	(3,100,865)	(52,247,752)	(13,170,499)	(149,424,291)	(9,126,791)	(107,006,418)

The accompanying Notes to Financial Statements are an integral part of this statement.

154	Semiannual Report 2013

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – High Yield Bond Fund				Columbia Variable Portfolio – Large Core Quantitative Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	—	—	—	—	11,513,633	308,946,043	—	—

Distributions reinvested	—	—	69	461	—	—	—	—

Redemptions	—	—	—	—	(39,838)	(1,059,899)	—	—

Net increase (decrease)	—	—	69	461	11,473,795	307,886,144	—	—

Class 2 shares

Subscriptions	907,226	6,681,822	1,284,108	8,994,501	47,198	1,177,865	38,150	855,235

Distributions reinvested	—	—	127,067	841,185	—	—	—	—

Redemptions	(248,163)	(1,798,185)	(143,328)	(993,424)	(12,097)	(305,766)	(3,000)	(67,498)

Net increase	659,063	4,883,637	1,267,847	8,842,262	35,101	872,099	35,150	787,737

Class 3 shares

Subscriptions	508,816	3,732,768	877,282	6,108,711	29,330	698,229	42,226	945,235

Distributions reinvested	—	—	6,750,950	44,893,819	—	—	—	—

Redemptions	(6,858,698)	(50,679,420)	(9,781,736)	(68,603,840)	(3,716,383)	(94,036,569)	(8,203,744)	(184,820,451)

Net (decrease)	(6,349,882)	(46,946,652)	(2,153,504)	(17,601,310)	(3,687,053)	(93,338,340)	(8,161,518)	(183,875,216)

Total net increase (decrease)	(5,690,819)	(42,063,015)	(885,588)	(8,758,587)	7,821,843	215,419,903	(8,126,368)	(183,087,479)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	155

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund				Variable Portfolio – Partners Small Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	5,493,451	52,448,133	24,631,064	235,632,657	2,960,732	53,969,693	5,644,420	86,645,105

Distributions reinvested	8,851,038	78,331,683	15,675,709	145,784,095	—	—	—	—

Redemptions	(26,881,742)	(260,566,883)	(30,382,956)	(296,112,218)	(14,260,148)	(260,469,883)	(5,827,240)	(92,340,760)

Net increase (decrease)	(12,537,253)	(129,787,067)	9,923,817	85,304,534	(11,299,416)	(206,500,190)	(182,820)	(5,695,655)

Class 2 shares

Subscriptions	290,876	2,768,248	565,944	5,384,310	40,600	765,894	55,601	873,094

Distributions reinvested	36,179	318,376	41,467	384,399	—	—	—	—

Redemptions	(228,824)	(2,137,958)	(140,268)	(1,328,312)	(11,082)	(202,552)	(6,036)	(93,658)

Net increase	98,231	948,666	467,143	4,440,397	29,518	563,342	49,565	779,436

Class 3 shares

Subscriptions	230,375	2,228,443	987,956	9,435,909	1,231	22,026	93,914	1,460,797

Distributions reinvested	968,167	8,568,276	1,880,447	17,506,961	—	—	—	—

Redemptions	(3,816,824)	(36,283,914)	(4,893,276)	(46,814,991)	(1,407,501)	(25,569,415)	(3,091,847)	(48,430,211)

Net (decrease)	(2,618,282)	(25,487,195)	(2,024,873)	(19,872,121)	(1,406,270)	(25,547,389)	(2,997,933)	(46,969,414)

Total net increase (decrease)	(15,057,304)	(154,325,596)	8,366,087	69,872,810	(12,676,168)	(231,484,237)	(3,131,188)	(51,885,633)

The accompanying Notes to Financial Statements are an integral part of this statement.

156	Semiannual Report 2013

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Sit Dividend Growth Fund				Variable Portfolio – Victory Established Value Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	11,148,094	134,831,528	3,796,087	39,772,635	4,479,203	60,842,553	3,103,554	34,411,308

Distributions reinvested	—	—	—	—	—	—	—	—

Redemptions	(826,380)	(9,652,800)	(52,575,798)	(541,263,443)	(6,929,419)	(94,472,632)	(5,787,659)	(67,629,606)

Net increase (decrease)	10,321,714	125,178,728	(48,779,711)	(501,490,808)	(2,450,216)	(33,630,079)	(2,684,105)	(33,218,298)

Class 2 shares

Subscriptions	77,143	919,749	87,041	908,757	126,433	1,757,168	154,653	1,784,293

Distributions reinvested	—	—	—	—	—	—	—	—

Redemptions	(14,404)	(170,991)	(25,817)	(264,953)	(28,008)	(377,057)	(50,117)	(583,303)

Net increase	62,739	748,758	61,224	643,804	98,425	1,380,111	104,536	1,200,990

Class 3 shares

Subscriptions	123,857	1,502,660	65,024	673,620	116,513	1,607,595	142,183	1,632,695

Distributions reinvested	—	—	—	—	—	—	—	—

Redemptions	(464,389)	(5,453,664)	(1,403,411)	(14,601,812)	(68,884)	(922,919)	(262,883)	(3,043,461)

Net increase (decrease)	(340,532)	(3,951,004)	(1,338,387)	(13,928,192)	47,629	684,676	(120,700)	(1,410,766)

Total net increase (decrease)	10,043,921	121,976,482	(50,056,874)	(514,775,196)	(2,304,162)	(31,565,292)	(2,700,269)	(33,428,074)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	157

Columbia Variable Portfolio Funds

Financial Highlights

Columbia Variable Portfolio – Balanced Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$16.18		$14.16		$13.83		$12.29		$9.89		$15.09

Income from investment operations:

Net investment income	0.10		0.24		0.25		0.27		0.29		0.46

Net realized and unrealized gain (loss)	1.34		1.78		0.08		1.27		2.11		(4.72)

Total from investment operations	1.44		2.02		0.33		1.54		2.40		(4.26)

Less distributions to shareholders:

Net investment income	—		—		—		—		—		(0.03)

Net realized gains	—		—		—		—		—		(0.91)

Total distributions to shareholders	—		—		—		—		—		(0.94)

Net asset value, end of period	$17.62		$16.18		$14.16		$13.83		$12.29		$9.89

Total return	8.90%		14.26%		2.39%		12.53%		24.23%		(29.92%)

Ratios to average net assets(a)

Total gross expenses	0.93	%(b)	0.92%		0.90%		0.83%		0.73%		0.71%

Total net expenses(c)	0.84	%(b)	0.80%		0.83%		0.83%		0.73%		0.71%

Net investment income	1.17	%(b)	1.57%		1.81%		2.15%		2.75%		3.27%

Supplemental data

Net assets, end of period (in thousands)	$871,140		$847,579		$846,880		$960,000		$1,016,394		$920,800

Portfolio turnover	71	%(d)	127	%(d)	192	%(d)	156	%(d)	208	%(d)	131	%(d)

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 35% for the six months ended June 30, 2013 and 77%, 168%, 96%, 164% and 82% for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

158	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Diversified Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$11.26		$11.19		$11.00		$11.14

Income from investment operations:

Net investment income	0.16		0.39		0.40		0.28

Net realized and unrealized gain (loss)	(0.43)		0.44		0.32		0.23

Total from investment operations	(0.27)		0.83		0.72		0.51

Less distributions to shareholders:

Net investment income	(0.50)		(0.46)		(0.53)		(0.65)

Net realized gains	(0.49)		(0.30)		—		—

Total distributions to shareholders	(0.99)		(0.76)		(0.53)		(0.65)

Net asset value, end of period	$10.00		$11.26		$11.19		$11.00

Total return	(2.35%)		7.70%		6.75%		4.73%

Ratios to average net assets(b)

Total gross expenses	0.55	%(c)	0.54%		0.55%		0.61	%(c)

Total net expenses(d)	0.55	%(c)	0.54%		0.55%		0.61	%(c)

Net investment income	2.83	%(c)	3.49%		3.66%		3.94	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,606,352		$2,472,928		$2,563,889		$2,224,176

Portfolio turnover	125	%(e)	198	%(e)	330	%(e)	382	%(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 123% for the six months ended June 30, 2013 and 181%, 226% and 256% for the years ended December 31, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	159

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Diversified Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$11.22		$11.16		$10.99		$11.14

Income from investment operations:

Net investment income	0.14		0.35		0.38		0.25

Net realized and unrealized gain (loss)	(0.43)		0.46		0.31		0.24

Total from investment operations	(0.29)		0.81		0.69		0.49

Less distributions to shareholders:

Net investment income	(0.47)		(0.45)		(0.52)		(0.64)

Net realized gains	(0.49)		(0.30)		—		—

Total distributions to shareholders	(0.96)		(0.75)		(0.52)		(0.64)

Net asset value, end of period	$9.97		$11.22		$11.16		$10.99

Total return	(2.54%)		7.49%		6.47%		4.60%

Ratios to average net assets(b)

Total gross expenses	0.80	%(c)	0.80%		0.80%		0.85	%(c)

Total net expenses(d)	0.80	%(c)	0.80%		0.80%		0.85	%(c)

Net investment income	2.59	%(c)	3.15%		3.47%		3.44	%(c)

Supplemental data

Net assets, end of period (in thousands)	$29,266		$30,024		$13,590		$3,422

Portfolio turnover	125	%(e)	198	%(e)	330	%(e)	382	%(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 123% for the six months ended June 30, 2013 and 181%, 226% and 256% for the years ended December 31, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

160	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Diversified Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$11.27		$11.20		$11.00		$10.76		$9.80		$10.50

Income from investment operations:

Net investment income	0.15		0.38		0.39		0.40		0.43		0.50

Net realized and unrealized gain (loss)	(0.43)		0.44		0.32		0.48		0.95		(1.15)

Total from investment operations	(0.28)		0.82		0.71		0.88		1.38		(0.65)

Less distributions to shareholders:

Net investment income	(0.49)		(0.45)		(0.51)		(0.64)		(0.42)		(0.05)

Net realized gains	(0.49)		(0.30)		—		—		—		—

Total distributions to shareholders	(0.98)		(0.75)		(0.51)		(0.64)		(0.42)		(0.05)

Net asset value, end of period	$10.01		$11.27		$11.20		$11.00		$10.76		$9.80

Total return	(2.49%)		7.56%		6.68%		8.33%		14.42%		(6.32%)

Ratios to average net assets(a)

Total gross expenses	0.68	%(b)	0.67%		0.68%		0.71%		0.71%		0.72%

Total net expenses(c)	0.68	%(b)	0.67%		0.68%		0.71%		0.71%		0.72%

Net investment income	2.71	%(b)	3.35%		3.53%		3.62%		4.12%		4.77%

Supplemental data

Net assets, end of period (in thousands)	$1,248,849		$1,485,918		$1,510,737		$1,712,149		$5,577,210		$4,479,609

Portfolio turnover	125%		198	%(d)	330	%(d)	382	%(d)	434	%(d)	231	%(d)

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 123% for the six months ended June 30, 2013 and 181%, 226%, 256%, 308% and 120% for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	161

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Emerging Markets Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$16.18		$13.82		$17.95	$15.68

Income from investment operations:

Net investment income	0.11		0.10		0.15	0.07

Net realized and unrealized gain (loss)	(1.39)		2.67		(3.83)	2.33

Increase from payments by affiliate	—		0.01		—	—

Total from investment operations	(1.28)		2.78		(3.68)	2.40

Less distributions to shareholders:

Net investment income	(0.09)		(0.08)		(0.20)	(0.13)

Net realized gains	—		(0.34)		(0.25)	—

Total distributions to shareholders	(0.09)		(0.42)		(0.45)	(0.13)

Net asset value, end of period	$14.81		$16.18		$13.82	$17.95

Total return	(7.91%)		20.67	%(b)	(20.90%)	15.48%

Ratios to average net assets(c)

Total gross expenses	1.29	%(d)	1.29	%(e)	1.32%	1.37	%(d)

Total net expenses(f)	1.26	%(d)	1.27	%(e)	1.32%	1.37	%(d)

Net investment income	1.38	%(d)	0.69%		0.96%	0.71	%(d)

Supplemental data

Net assets, end of period (in thousands)	$566,781		$592,820		$500,581	$490,399

Portfolio turnover	40%		150%		100%	86%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

162	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Emerging Markets Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$16.14		$13.79		$17.92	$15.68

Income from investment operations:

Net investment income (loss)	0.10		0.06		0.12	(0.04)

Net realized and unrealized gain (loss)	(1.39)		2.67		(3.83)	2.41

Increase from payments by affiliate	—		0.01		—	—

Total from investment operations	(1.29)		2.74		(3.71)	2.37

Less distributions to shareholders:

Net investment income	(0.08)		(0.05)		(0.17)	(0.13)

Net realized gains	—		(0.34)		(0.25)	—

Total distributions to shareholders	(0.08)		(0.39)		(0.42)	(0.13)

Net asset value, end of period	$14.77		$16.14		$13.79	$17.92

Total return	(8.02%)		20.36	%(b)	(21.10%)	15.24%

Ratios to average net assets(c)

Total gross expenses	1.54	%(d)	1.54	%(e)	1.57%	1.56	%(d)

Total net expenses(f)	1.51	%(d)	1.52	%(e)	1.57%	1.56	%(d)

Net investment income (loss)	1.22	%(d)	0.42%		0.78%	(0.33	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$10,712		$8,806		$4,635	$2,050

Portfolio turnover	40%		150%		100%	86%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	163

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Emerging Markets Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012		2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$16.18		$13.81		$17.94	$15.20	$8.76		$22.49

Income from investment operations:

Net investment income	0.10		0.08		0.13	0.11	0.06		0.16

Net realized and unrealized gain (loss)	(1.39)		2.68		(3.83)	2.85	6.42		(10.66)

Increase from payments by affiliate	—		0.01		—	—	—		—

Total from investment operations	(1.29)		2.77		(3.70)	2.96	6.48		(10.50)

Less distributions to shareholders:

Net investment income	(0.08)		(0.06)		(0.18)	(0.22)	(0.04)		(0.12)

Net realized gains	—		(0.34)		(0.25)	—	—		(3.11)

Total distributions to shareholders	(0.08)		(0.40)		(0.43)	(0.22)	(0.04)		(3.23)

Proceeds from regulatory settlements	—		—		—	—	0.00	(a)	—

Net asset value, end of period	$14.81		$16.18		$13.81	$17.94	$15.20		$8.76

Total return	(7.97%)		20.59	%(b)	(21.02%)	19.76%	74.08%		(53.71%)

Ratios to average net assets(c)

Total gross expenses	1.42	%(d)	1.42	%(e)	1.44%	1.45%	1.42%		1.61%

Total net expenses(f)	1.38	%(d)	1.40	%(e)	1.44%	1.45%	1.42%		1.61%

Net investment income	1.22	%(d)	0.56%		0.83%	0.73%	0.52%		1.06%

Supplemental data

Net assets, end of period (in thousands)	$319,489		$371,291		$368,548	$557,231	$911,711		$712,900

Portfolio turnover	40%		150%		100%	86%	145	%(g)	140%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The aggregate cost of securities purchased for purposes of portfolio turnover excludes $41,979,743 for securities received at value on February 13, 2009 in exchange for Fund shares issued.

The accompanying Notes to Financial Statements are an integral part of this statement.

164	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.20		$11.85	$11.70	$11.41

Income from investment operations:

Net investment income	0.15		0.34	0.39	0.25

Net realized and unrealized gain (loss)	(0.94)		0.41	0.18	0.50

Total from investment operations	(0.79)		0.75	0.57	0.75

Less distributions to shareholders:

Net investment income	(0.64)		(0.34)	(0.36)	(0.46)

Net realized gains	(0.07)		(0.06)	(0.06)	—

Total distributions to shareholders	(0.71)		(0.40)	(0.42)	(0.46)

Net asset value, end of period	$10.70		$12.20	$11.85	$11.70

Total return	(6.73%)		6.43%	4.92%	6.72%

Ratios to average net assets(b)

Total gross expenses	0.72	%(c)	0.71%	0.75%	0.85	%(c)

Total net expenses(d)	0.72	%(c)	0.71%	0.75%	0.85	%(c)

Net investment income	2.55	%(c)	2.80%	3.24%	3.35	%(c)

Supplemental data

Net assets, end of period (in thousands)	$897,120		$1,168,704	$1,197,612	$1,086,905

Portfolio turnover	34%		42%	50%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	165

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.19		$11.83	$11.69	$11.41

Income from investment operations:

Net investment income	0.13		0.31	0.35	0.22

Net realized and unrealized gain (loss)	(0.93)		0.42	0.19	0.51

Total from investment operations	(0.80)		0.73	0.54	0.73

Less distributions to shareholders:

Net investment income	(0.64)		(0.31)	(0.34)	(0.45)

Net realized gains	(0.07)		(0.06)	(0.06)	—

Total distributions to shareholders	(0.71)		(0.37)	(0.40)	(0.45)

Net asset value, end of period	$10.68		$12.19	$11.83	$11.69

Total return	(6.87%)		6.29%	4.62%	6.54%

Ratios to average net assets(b)

Total gross expenses	0.97	%(c)	0.96%	0.99%	1.11	%(c)

Total net expenses(d)	0.97	%(c)	0.96%	0.99%	1.10	%(c)

Net investment income	2.35	%(c)	2.55%	2.95%	2.90	%(c)

Supplemental data

Net assets, end of period (in thousands)	$10,114		$9,792	$5,578	$1,827

Portfolio turnover	34%		42%	50%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

166	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$12.21		$11.85	$11.70	$11.50	$10.50	$11.32

Income from investment operations:

Net investment income	0.14		0.32	0.37	0.45	0.31	0.42

Net realized and unrealized gain (loss)	(0.94)		0.42	0.19	0.29	0.88	(0.46)

Total from investment operations	(0.80)		0.74	0.56	0.74	1.19	(0.04)

Less distributions to shareholders:

Net investment income	(0.64)		(0.32)	(0.35)	(0.54)	(0.19)	(0.77)

Net realized gains	(0.07)		(0.06)	(0.06)	—	—	(0.01)

Total distributions to shareholders	(0.71)		(0.38)	(0.41)	(0.54)	(0.19)	(0.78)

Net asset value, end of period	$10.70		$12.21	$11.85	$11.70	$11.50	$10.50

Total return	(6.84%)		6.38%	4.78%	6.58%	11.38%	(0.44%)

Ratios to average net assets(a)

Total gross expenses	0.84	%(b)	0.83%	0.88%	0.95%	0.97%	0.97%

Total net expenses(c)	0.84	%(b)	0.83%	0.88%	0.95%	0.96%	0.97%

Net investment income	2.44	%(b)	2.68%	3.13%	3.87%	2.78%	3.56%

Supplemental data

Net assets, end of period (in thousands)	$352,474		$419,392	$456,088	$520,055	$1,676,097	$1,439,491

Portfolio turnover	34%		42%	50%	66%	77%	62%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	167

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – High Yield Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$7.22		$6.74	$6.94	$7.09

Income from investment operations:

Net investment income	0.22		0.46	0.49	0.34

Net realized and unrealized gain (loss)	(0.15)		0.56	(0.10)	0.16

Total from investment operations	0.07		1.02	0.39	0.50

Less distributions to shareholders:

Net investment income	—		(0.54)	(0.59)	(0.65)

Total distributions to shareholders	—		(0.54)	(0.59)	(0.65)

Net asset value, end of period	$7.29		$7.22	$6.74	$6.94

Total return	0.97%		15.87%	5.82%	7.98%

Ratios to average net assets(b)

Total gross expenses	0.77	%(c)	0.75%	0.73%	0.75	%(c)

Total net expenses(d)	0.72	%(c)	0.74%	0.73%	0.75	%(c)

Net investment income	5.95	%(c)	6.55%	7.23%	7.70	%(c)

Supplemental data

Net assets, end of period (in thousands)	$7		$7	$6	$5

Portfolio turnover	34%		75%	76%	88%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

168	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – High Yield Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$7.18		$6.71	$6.93	$7.09

Income from investment operations:

Net investment income	0.21		0.44	0.47	0.30

Net realized and unrealized gain (loss)	(0.15)		0.56	(0.10)	0.18

Total from investment operations	0.06		1.00	0.37	0.48

Less distributions to shareholders:

Net investment income	—		(0.53)	(0.59)	(0.64)

Total distributions to shareholders	—		(0.53)	(0.59)	(0.64)

Net asset value, end of period	$7.24		$7.18	$6.71	$6.93

Total return	0.84%		15.62%	5.46%	7.79%

Ratios to average net assets(b)

Total gross expenses	1.01	%(c)	1.00%	1.01%	1.05	%(c)

Total net expenses(d)	0.97	%(c)	0.98%	1.01%	1.05	%(c)

Net investment income	5.71	%(c)	6.29%	6.98%	6.83	%(c)

Supplemental data

Net assets, end of period (in thousands)	$21,387		$16,469	$6,894	$2,132

Portfolio turnover	34%		75%	76%	88%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	169

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – High Yield Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$7.21		$6.73	$6.93	$6.71	$4.84	$6.48

Income from investment operations:

Net investment income	0.21		0.45	0.49	0.52	0.55	0.66

Net realized and unrealized gain (loss)	(0.14)		0.56	(0.11)	0.34	1.94	(2.28)

Total from investment operations	0.07		1.01	0.38	0.86	2.49	(1.62)

Less distributions to shareholders:

Net investment income	—		(0.53)	(0.58)	(0.64)	(0.62)	(0.02)

Total distributions to shareholders	—		(0.53)	(0.58)	(0.64)	(0.62)	(0.02)

Net asset value, end of period	$7.28		$7.21	$6.73	$6.93	$6.71	$4.84

Total return	0.97%		15.74%	5.68%	13.96%	53.86%	(25.19%)

Ratios to average net assets(a)

Total gross expenses	0.88	%(b)	0.87%	0.88%	0.88%	0.86%	0.89%

Total net expenses(c)	0.85	%(b)	0.86%	0.88%	0.88%	0.86%	0.89%

Net investment income	5.82	%(b)	6.43%	7.08%	7.65%	9.43%	8.84%

Supplemental data

Net assets, end of period (in thousands)	$582,843		$623,113	$596,351	$677,780	$727,045	$522,569

Portfolio turnover	34%		75%	76%	88%	102%	58%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

170	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$23.24		$20.38	$19.34	$18.00

Income from investment operations:

Net investment income	0.04		0.38	0.32	0.20

Net realized and unrealized gain	3.05		2.48	0.72	1.14

Total from investment operations	3.09		2.86	1.04	1.34

Net asset value, end of period	$26.33		$23.24	$20.38	$19.34

Total return	13.30%		14.03%	5.38%	7.45%

Ratios to average net assets(b)

Total gross expenses	0.81	%(c)	0.80%	0.85%	0.84	%(c)

Total net expenses(d)	0.80	%(c)	0.77%	0.78%	0.84	%(c)

Net investment income	1.39	%(c)	1.68%	1.60%	1.77	%(c)

Supplemental data

Net assets, end of period (in thousands)	$302,106		$6	$6	$5

Portfolio turnover	36%		87%	57%	87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	171

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$23.09		$20.30	$19.32	$18.00

Income from investment operations:

Net investment income	0.14		0.34	0.32	0.17

Net realized and unrealized gain	2.90		2.45	0.66	1.15

Total from investment operations	3.04		2.79	0.98	1.32

Net asset value, end of period	$26.13		$23.09	$20.30	$19.32

Total return	13.17%		13.74%	5.07%	7.33%

Ratios to average net assets(b)

Total gross expenses	1.06	%(c)	1.05%	1.08%	1.11	%(c)

Total net expenses(d)	1.06	%(c)	1.04%	1.00%	1.11	%(c)

Net investment income	1.15	%(c)	1.51%	1.61%	1.46	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,163		$1,101	$254	$32

Portfolio turnover	36%		87%	57%	87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

172	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$23.15		$20.33	$19.32	$16.46	$13.26	$25.27

Income from investment operations:

Net investment income	0.16		0.35	0.29	0.23	0.26	0.38

Net realized and unrealized gain (loss)	2.90		2.47	0.72	2.63	2.94	(10.22)

Total from investment operations	3.06		2.82	1.01	2.86	3.20	(9.84)

Less distributions to shareholders:

Net investment income	—		—	—	—	—	(0.04)

Net realized gains	—		—	—	—	—	(2.13)

Total distributions to shareholders	—		—	—	—	—	(2.17)

Net asset value, end of period	$26.21		$23.15	$20.33	$19.32	$16.46	$13.26

Total return	13.22%		13.87%	5.23%	17.37%	24.13%	(42.16%)

Ratios to average net assets(a)

Total gross expenses	0.93	%(b)	0.93%	0.96%	0.94%	0.71%	0.72%

Total net expenses(c)	0.93	%(b)	0.90%	0.91%	0.94%	0.71%	0.72%

Net investment income	1.26	%(b)	1.54%	1.45%	1.36%	1.87%	1.77%

Supplemental data

Net assets, end of period (in thousands)	$1,274,577		$1,211,173	$1,229,110	$1,373,003	$1,393,213	$1,348,591

Portfolio turnover	36%		87%	57%	87%	70%	109%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	173

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.56		$9.58	$9.54	$9.61

Income from investment operations:

Net investment income	0.04		0.20	0.36	0.21

Net realized and unrealized gain (loss)	(0.45)		0.35	0.55	(0.02)

Total from investment operations	(0.41)		0.55	0.91	0.19

Less distributions to shareholders:

Net investment income	—		(0.45)	(0.74)	(0.24)

Net realized gains	(0.31)		(0.12)	(0.13)	(0.02)

Total distributions to shareholders	(0.31)		(0.57)	(0.87)	(0.26)

Net asset value, end of period	$8.84		$9.56	$9.58	$9.54

Total return	(4.32%)		5.86%	10.08%	2.06%

Ratios to average net assets(b)

Total gross expenses	0.55	%(c)	0.55%	0.56%	0.58	%(c)

Total net expenses(d)	0.55	%(c)	0.55%	0.56%	0.58	%(c)

Net investment income	0.78	%(c)	2.09%	3.81%	3.34	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,326,123		$2,635,289	$2,546,875	$2,209,105

Portfolio turnover	54%		61%	66%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

174	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30,2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.52		$9.55	$9.52	$9.61

Income from investment operations:

Net investment income	0.03		0.17	0.31	0.39

Net realized and unrealized gain (loss)	(0.45)		0.35	0.59	(0.22)

Total from investment operations	(0.42)		0.52	0.90	0.17

Less distributions to shareholders:

Net investment income	—		(0.43)	(0.74)	(0.24)

Net realized gains	(0.31)		(0.12)	(0.13)	(0.02)

Total distributions to shareholders	(0.31)		(0.55)	(0.87)	(0.26)

Net asset value, end of period	$8.79		$9.52	$9.55	$9.52

Total return	(4.44%)		5.61%	9.91%	1.80%

Ratios to average net assets(b)

Total gross expenses	0.80	%(c)	0.80%	0.81%	0.81	%(c)

Total net expenses(d)	0.80	%(c)	0.80%	0.81%	0.81	%(c)

Net investment income	0.55	%(c)	1.79%	3.31%	6.34	%(c)

Supplemental data

Net assets, end of period (in thousands)	$9,584		$9,443	$5,016	$1,227

Portfolio turnover	54%		61%	66%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	175

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30,2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009		2008
Per share data
Net asset value, beginning of period	$9.56		$9.59	$9.54	$9.40	$10.06		$10.28

Income from investment operations:

Net investment income	0.03		0.19	0.35	0.19	0.13		0.43

Net realized and unrealized gain (loss)	(0.44)		0.33	0.56	0.20	0.50		(0.40)

Total from investment operations	(0.41)		0.52	0.91	0.39	0.63		0.03

Less distributions to shareholders:

Net investment income	—		(0.43)	(0.73)	(0.23)	(1.29)		(0.25)

Net realized gains	(0.31)		(0.12)	(0.13)	(0.02)	(0.00	)(a)	—

Total distributions to shareholders	(0.31)		(0.55)	(0.86)	(0.25)	(1.29)		(0.25)

Net asset value, end of period	$8.84		$9.56	$9.59	$9.54	$9.40		$10.06

Total return	(4.32%)		5.61%	10.03%	4.13%	6.84%		0.14%

Ratios to average net assets(b)

Total gross expenses	0.68	%(c)	0.68%	0.68%	0.70%	0.71%		0.73%

Total net expenses(d)	0.68	%(c)	0.68%	0.68%	0.70%	0.71%		0.72%

Net investment income	0.63	%(c)	1.95%	3.70%	1.96%	1.41%		3.95%

Supplemental data

Net assets, end of period (in thousands)	$253,827		$299,702	$319,854	$330,937	$2,348,120		$982,653

Portfolio turnover	54%		61%	66%	66%	135%		54%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

176	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$16.61		$14.62	$15.28	$14.34

Income from investment operations:

Net investment income	0.06		0.18	0.06	0.05

Net realized and unrealized gain (loss)	2.54		1.81	(0.72)	0.89

Total from investment operations	2.60		1.99	(0.66)	0.94

Net asset value, end of period	$19.21		$16.61	$14.62	$15.28

Total return	15.65%		13.61%	(4.32%)	6.56%

Ratios to average net assets(b)

Total gross expenses	1.05	%(c)	1.06%	1.04%	1.11	%(c)

Total net expenses(d)	0.90	%(c)	0.94%	1.01%	1.09	%(c)

Net investment income	0.62	%(c)	1.12%	0.38%	0.56	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,435,278		$1,428,971	$1,260,436	$1,168,661

Portfolio turnover	36%		60%	58%	57%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	177

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$16.50		$14.56	$15.25	$14.34

Income from investment operations:

Net investment income	0.04		0.15	0.02	0.03

Net realized and unrealized gain (loss)	2.52		1.79	(0.71)	0.88

Total from investment operations	2.56		1.94	(0.69)	0.91

Net asset value, end of period	$19.06		$16.50	$14.56	$15.25

Total return	15.52%		13.32%	(4.52%)	6.35%

Ratios to average net assets(b)

Total gross expenses	1.31	%(c)	1.31%	1.29%	1.31	%(c)

Total net expenses(d)	1.15	%(c)	1.19%	1.26%	1.31	%(c)

Net investment income	0.40	%(c)	0.99%	0.16%	0.33	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,560		$1,730	$804	$484

Portfolio turnover	36%		60%	58%	57%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

178	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$16.55		$14.58	$15.26	$12.26	$8.98	$13.63

Income from investment operations:

Net investment income	0.05		0.15	0.04	0.02	0.04	0.08

Net realized and unrealized gain (loss)	2.52		1.82	(0.72)	2.98	3.24	(4.26)

Total from investment operations	2.57		1.97	(0.68)	3.00	3.28	(4.18)

Less distributions to shareholders:

Net investment income	—		—	—	—	—	(0.01)

Net realized gains	—		—	—	—	—	(0.46)

Total distributions to shareholders	—		—	—	—	—	(0.47)

Net asset value, end of period	$19.12		$16.55	$14.58	$15.26	$12.26	$8.98

Total return	15.53%		13.51%	(4.46%)	24.43%	36.55%	(31.57%)

Ratios to average net assets(a)

Total gross expenses	1.18	%(b)	1.18%	1.16%	1.22%	1.27%	1.27%

Total net expenses(c)	1.03	%(b)	1.07%	1.13%	1.22%	1.26%	1.22%

Net investment income	0.50	%(b)	0.95%	0.24%	0.14%	0.43%	0.84%

Supplemental data

Net assets, end of period (in thousands)	$205,132		$200,780	$220,667	$284,055	$1,321,826	$916,221

Portfolio turnover	36%		60%	58%	57%	58%	76%

Notes to Financial Highlights

(a)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	179

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Sit Dividend Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.71		$9.65	$10.00	$9.54

Income from investment operations:

Net investment income	0.11		0.15	0.10	0.06

Net realized and unrealized gain (loss)	1.32		0.91	(0.45)	0.40

Total from investment operations	1.43		1.06	(0.35)	0.46

Net asset value, end of period	$12.14		$10.71	$9.65	$10.00

Total return	13.35%		10.98%	(3.50%)	4.82%

Ratios to average net assets(b)

Total gross expenses	0.84	%(c)	0.84%	0.82%	0.82	%(c)

Total net expenses(d)	0.78	%(c)	0.78%	0.78%	0.82	%(c)

Net investment income	1.87	%(c)	1.41%	1.01%	0.98	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,138,399		$893,849	$1,276,709	$1,348,356

Portfolio turnover	11%		85%	21%	32%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

180	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Sit Dividend Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.65		$9.63	$9.99	$9.54

Income from investment operations:

Net investment income	0.09		0.13	0.07	0.06

Net realized and unrealized gain (loss)	1.32		0.89	(0.43)	0.39

Total from investment operations	1.41		1.02	(0.36)	0.45

Net asset value, end of period	$12.06		$10.65	$9.63	$9.99

Total return	13.24%		10.59%	(3.60%)	4.72%

Ratios to average net assets(b)

Total gross expenses	1.10	%(c)	1.09%	1.08%	0.88	%(c)

Total net expenses(d)	1.03	%(c)	1.03%	1.03%	0.88	%(c)

Net investment income	1.63	%(c)	1.25%	0.76%	1.04	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3,161		$2,124	$1,330	$472

Portfolio turnover	11%		85%	21%	32%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	181

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Sit Dividend Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$10.67		$9.64	$9.99	$8.96	$6.82	$11.20

Income from investment operations:

Net investment income	0.10		0.14	0.09	0.03	0.05	0.06

Net realized and unrealized gain (loss)	1.32		0.89	(0.44)	1.00	2.09	(4.35)

Total from investment operations	1.42		1.03	(0.35)	1.03	2.14	(4.29)

Less distributions to shareholders:

Net investment income	—		—	—	—	—	(0.00	)(a)

Net realized gains	—		—	—	—	—	(0.09)

Total distributions to shareholders	—		—	—	—	—	(0.09)

Net asset value, end of period	$12.09		$10.67	$9.64	$9.99	$8.96	$6.82

Total return	13.31%		10.68%	(3.50%)	11.52%	31.33%	(38.58%)

Ratios to average net assets(b)

Total gross expenses	0.97	%(c)	0.96%	0.94%	1.05%	0.94%	1.06%

Total net expenses(d)	0.90	%(c)	0.90%	0.90%	1.05%	0.94%	1.03%

Net investment income	1.74	%(c)	1.30%	0.89%	0.35%	0.64%	0.81%

Supplemental data

Net assets, end of period (in thousands)	$56,518		$53,529	$61,213	$79,768	$2,022,696	$842,243

Portfolio turnover	11%		85%	21%	32%	21%	18%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

182	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Victory Established Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.27		$10.48	$11.18	$10.44

Income from investment operations:

Net investment income	0.05		0.14	0.09	0.06

Net realized and unrealized gain (loss)	1.66		1.65	(0.79)	0.68

Total from investment operations	1.71		1.79	(0.70)	0.74

Net asset value, end of period	$13.98		$12.27	$10.48	$11.18

Total return	13.94%		17.08%	(6.26%)	7.09%

Ratios to average net assets(b)

Total gross expenses	0.89	%(c)	0.90%	0.90%	0.92	%(c)

Total net expenses(d)	0.87	%(c)	0.87%	0.90%	0.92	%(c)

Net investment income	0.74	%(c)	1.18%	0.77%	0.92	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,049,163		$951,190	$840,305	$886,881

Portfolio turnover	28%		151%	76%	85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	183

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Victory Established Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.20		$10.44	$11.17	$10.44

Income from investment operations:

Net investment income	0.04		0.12	0.07	0.07

Net realized and unrealized gain (loss)	1.64		1.64	(0.80)	0.66

Total from investment operations	1.68		1.76	(0.73)	0.73

Net asset value, end of period	$13.88		$12.20	$10.44	$11.17

Total return	13.77%		16.86%	(6.53%)	6.99%

Ratios to average net assets(b)

Total gross expenses	1.14	%(c)	1.15%	1.16%	1.19	%(c)

Total net expenses(d)	1.12	%(c)	1.12%	1.16%	1.19	%(c)

Net investment income	0.53	%(c)	1.00%	0.67%	0.98	%(c)

Supplemental data

Net assets, end of period (in thousands)	$5,564		$3,690	$2,068	$527

Portfolio turnover	28%		151%	76%	85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

184	Semiannual Report 2013

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Victory Established Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 3	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$12.24		$10.47	$11.18	$9.17	$6.72	$10.69

Income from investment operations:

Net investment income	0.04		0.12	0.07	0.06	0.10	0.16

Net realized and unrealized gain (loss)	1.65		1.65	(0.78)	1.95	2.35	(4.05)

Total from investment operations	1.69		1.77	(0.71)	2.01	2.45	(3.89)

Less distributions to shareholders:

Net realized gains	—		—	—	—	—	(0.08)

Total distributions to shareholders	—		—	—	—	—	(0.08)

Net asset value, end of period	$13.93		$12.24	$10.47	$11.18	$9.17	$6.72

Total return	13.81%		16.91%	(6.35%)	21.87%	36.47%	(36.58%)

Ratios to average net assets(a)

Total gross expenses	1.01	%(b)	1.02%	1.03%	1.14%	1.56%	4.35%

Total net expenses(c)	1.00	%(b)	1.00%	1.03%	1.05%	1.17%	1.14%

Net investment income	0.63	%(b)	1.04%	0.64%	0.64%	1.36%	1.57%

Supplemental data

Net assets, end of period (in thousands)	$19,051		$16,153	$15,072	$16,108	$13,938	$12,020

Portfolio turnover	28%		151%	76%	85%	99%	96%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	185

Columbia Variable Portfolio Funds

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio — Balanced Fund; Columbia Variable Portfolio — Diversified Bond Fund; Columbia Variable Portfolio — Emerging Markets Fund; Columbia Variable Portfolio — Global Bond Fund; Columbia Variable Portfolio — High Yield Bond Fund; Columbia Variable Portfolio — Large Core Quantitative Fund; Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund; Variable Portfolio — Partners Small Cap Value Fund; Variable Portfolio — Sit Dividend Growth Fund and Variable Portfolio — Victory Established Value Fund. Reference to shares and shareholders within these financial statements refer to partners’ interests and partners for Funds treated as a partnership for U.S. federal income tax purposes.

Each Fund, other than Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, currently operates as a diversified fund. Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation Protected Securities Fund are non-diversified funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund, except Columbia Variable Portfolio — Balanced Fund, offers Class 1, Class 2 and Class 3 shares (Columbia Variable Portfolio — Balanced Fund offers only Class 3 shares) to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

186	Semiannual Report 2013

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and

Semiannual Report 2013	187

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by each Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA

Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to

188	Semiannual Report 2013

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward Foreign Currency Exchange Contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities.	Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To shift foreign currency exposure back to U.S. dollars.	Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To shift investment exposure from one currency to another.	Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.	Columbia Variable Portfolio — Global Bond Fund
To go long and short on currency exposure.	Columbia Variable Portfolio — Global Bond Fund

These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures Contracts	Funds
To produce incremental earnings.	Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark.

Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — High Yield Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

To manage exposure to movements in interest rates.

Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions.	Columbia Variable Portfolio — Large Core Quantitative Fund
To go long and short on duration exposures.	Columbia VP — Global Bond Fund

These instruments may be used for other purposes in future periods.

Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Semiannual Report 2013	189

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund purchased and wrote option contracts to facilitate buying and selling of securities for investments. Options on futures are used primarily to flexibly and efficiently manage the duration and yield curve exposure of the Fund vs. the benchmark, and may be used to isolate perceived mispricings across the nominal curve. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts. The maximum payout amount was $205,170,427 at June 30, 2013.

Contracts and premiums associated with options contracts written for the six months ended June 30, 2013 for Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund are as follows:

	Calls			Puts
	Contracts	Notional	Premiums ($)	Contracts	Notional	Premiums ($)
Balance at December 31, 2012	630	—	392,471	—		—
Opened	6,768	120,015,000	1,934,058	2,635	171,000,000	3,581,178
Closed	(123)	(85,300,000)	(482,665)	(1,735)	(85,300,000)	(1,717,001)
Exercised	(1,426)	—	(907,128)	—	—	—
Balance at June 30, 2013	5,849	34,715,000	936,736	900	85,700,000	1,864,177

Swap Contracts

Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Interest Rate Swap Contracts

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund entered into interest rate swap transactions to

190	Semiannual Report 2013

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

produce incremental earnings and to gain exposure to or protect itself from market rate changes. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Credit Default Swap Contracts

Columbia Variable Portfolio — Diversified Bond Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities and to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Semiannual Report 2013	191

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present each Fund’s gross and net amounts of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2013.

Columbia Variable Portfolio — Diversified Bond Fund

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount(b) ($)
				Financial Instruments(a) ($)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Swap contracts	4,014,217	—	4,014,217	815,754	746,953	119,390	2,332,120

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount(d) ($)
				Financial Instruments(c) ($)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Swap contracts	841,433	—	841,433	815,754	—	25,679	—

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.

Columbia Variable Portfolio — Global Bond Fund

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount(b) ($)
				Financial Instruments(a) ($)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward foreign currency exchange contracts	14,088,501	—	14,088,501	2,687,687	—	—	11,400,814

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount(d) ($)
				Financial Instruments(c) ($)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward foreign currency exchange contracts	4,761,136	—	4,761,136	2,687,687	—	—	2,073,449

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.

192	Semiannual Report 2013

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Columbia Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount(b) ($)
				Financial Instruments(a) ($)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward foreign currency exchange contracts	24,525,021	—	24,525,021	4,476,244	—	—	20,048,777
Options purchased calls(c)	1,639,944	—	1,639,944	—	—	—	1,639,944
Options purchased puts(c)	2,967,187	—	2,967,187	—	—	—	2,967,187
Total Asset Derivatives	29,132,152	—	29,132,152	4,476,244	—	—	24,655,908

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount(e) ($)
				Financial Instruments(d) ($)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward foreign currency exchange contracts	4,476,244	—	4,476,244	4,476,244	—	—	—
Options contracts written	3,062,068	—	3,062,068	—	—	—	3,062,068
Total Liability Derivatives	7,538,312	—	7,538,312	4,476,244	—	—	3,062,068

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Purchased options are included within investments at value on the Statement of Assets and Liabilities.

(d)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio — Balanced Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	678,475	*
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	157,795
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	642,069

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	602

Semiannual Report 2013	193

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Columbia Variable Portfolio — Diversified Bond Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Unrealized appreciation on swap contracts	4,014,217
Credit risk	Premiums paid on outstanding credit default swap contracts	4,794,797
Interest rate risk	Net assets — unrealized appreciation on futures contracts	6,380,064	*
Total		15,189,078

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Unrealized depreciation on swap contracts	841,433
Credit risk	Premiums received on outstanding credit default swap contracts	8,471,560
Total		9,312,993

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(17,856,052)	(17,856,052)
Interest rate risk	11,722,170	—	11,722,170
Total	11,722,170	(17,856,052)	(6,133,882)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	7,108,398	7,108,398
Interest rate risk	2,336,611	—	2,336,611
Total	2,336,611	7,108,398	9,445,009

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	9,851

Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	673,920,000
Credit default swap contracts — sell protection	129,970,000

Columbia Variable Portfolio — Global Bond Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	14,088,501
Interest rate risk	Net assets — unrealized appreciation on futures contracts	3,800,818	*
Total		17,889,319

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,761,136
Interest rate risk	Net assets — unrealized depreciation on futures contracts	3,992,956	*
Total		8,754,092

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

194	Semiannual Report 2013

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	(45,830,027)	—	(45,830,027)
Interest rate risk	—	5,305,395	5,305,395
Total	(45,830,027)	5,305,395	(40,524,632)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	18,114,013	—	18,114,013
Interest rate risk	—	(811,929)	(811,929)
Total	18,114,013	(811,929)	17,302,084

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	417
Futures contracts	17,609

Columbia Variable Portfolio — High Yield Bond Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	371,155	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(136,692)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	371,155

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	491

Columbia Variable Portfolio — Large Core Quantitative Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	438,698	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	3,198,243
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(528,595)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	934

Semiannual Report 2013	195

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	24,525,021
Interest rate risk	Unrealized appreciation on swap contracts	202,891
Interest rate risk	Net assets — unrealized appreciation on futures contracts	3,735,003	*
Interest rate risk	Investments at value- unaffiliated issuers (for purchased options)	4,607,131
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	—	*
Total		33,070,046

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Options contracts written, at value	3,062,068
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,476,244
Interest rate risk	Net assets — unrealized depreciation on futures contracts	4,605,204	*
Total		12,143,516

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Foreign exchange risk	45,981,734	—	—	—	45,981,734
Interest rate risk	—	(1,322,693)	626,515	(66,391)	(762,569)
Total	45,981,734	(1,322,693)	626,515	(66,391)	45,219,165
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Foreign exchange risk	36,062,540	—	—	—	36,062,540
Interest rate risk	—	(2,005,035)	1,866,058	202,891	63,914
Total	36,062,540	(2,005,035)	1,866,058	202,891	36,126,454

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	91
Futures contracts	24,228
Options contracts	14,341
Swap contracts	4

Investments in Loans

Certain Funds may invest in loan participations and assignments of all or a portion of a loan. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce their rights only through an administrative agent.

196	Semiannual Report 2013

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have their interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Delayed Delivery Securities

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Forward Sale Commitments

The Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit because they receive negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Funds. The Funds identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Funds treat “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

Certain Funds may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. The Fund may

Semiannual Report 2013	197

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhanced defaults on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Certain Funds may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio — Large Core Quantitative Fund, Variable Portfolio — Partners Small Cap Value Fund, Variable Portfolio — Sit Dividend Growth Fund and Variable Portfolio — Victory Established Value Fund are treated as partnerships for U.S. federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.

Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Emerging Markets Fund, Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — High Yield Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

198	Semiannual Report 2013

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Columbia Variable Portfolio — Emerging Markets Fund and Columbia Variable Portfolio — Global Bond Fund. Dividends from net investment income are declared and distributed annually, when available, for Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — High Yield Bond Fund and Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of each Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Funds. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers. See Subadvisory Agreements below. The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range and annualized effective investment management fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2013, was as follows:

Fund	High (%)	Low (%)	Effective Investment Management Fee (%)
Columbia Variable Portfolio – Balanced Fund	0.66	0.49	0.64

Columbia Variable Portfolio – Diversified Bond Fund	0.43	0.30	0.41

Columbia Variable Portfolio – Emerging Markets Fund	1.10	0.90	1.07

Columbia Variable Portfolio – Global Bond Fund	0.57	0.47	0.55

Columbia Variable Portfolio – High Yield Bond Fund	0.59	0.36	0.58

Columbia Variable Portfolio – Large Core Quantitative Fund	0.71	0.54	0.66

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	0.44	0.25	0.42

Variable Portfolio – Partners Small Cap Value Fund	0.97	0.87	0.91

Variable Portfolio – Sit Dividend Growth Fund	0.73	0.60	0.71

Variable Portfolio – Victory Established Value Fund	0.78	0.65	0.76

Subadvisory Agreements

The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc.

Semiannual Report 2013	199

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Fund	Subadviser
Variable Portfolio – Partners Small Cap Value Fund	Barrow, Hanley, Mewhinney & Stauss, LLC Donald Smith & Co., Inc. River Road Asset Management, LLC Denver Investment Advisors LLC Turner Investments, L.P.

Variable Portfolio – Sit Dividend Growth Fund	Sit Investment Associates, Inc.

Variable Portfolio – Victory Established Value Fund	Victory Capital Management, Inc.

For Variable Portfolio — Partners Small Cap Value Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range and annualized effective fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2013, was as follows:

Fund	High (%)	Low (%)	Effective Administration fee (%)
Columbia Variable Portfolio – Balanced Fund	0.06	0.03	0.06

Columbia Variable Portfolio – Diversified Bond Fund	0.07	0.04	0.06

Columbia Variable Portfolio – Emerging Markets Fund	0.08	0.05	0.08

Columbia Variable Portfolio – Global Bond Fund	0.08	0.05	0.07

Columbia Variable Portfolio – High Yield Bond Fund	0.07	0.04	0.07

Columbia Variable Portfolio – Large Core Quantitative Fund	0.06	0.03	0.06

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	0.07	0.04	0.06

Variable Portfolio – Partners Small Cap Value Fund	0.08	0.05	0.07

Variable Portfolio – Sit Dividend Growth Fund	0.06	0.03	0.06

Variable Portfolio – Victory Established Value Fund	0.06	0.03	0.06

Other Expenses

Other expenses are for, among other things, certain expenses of the Funds or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were as follows:

Fund
Columbia Variable Portfolio – Balanced Fund	$1,988

Columbia Variable Portfolio – Diversified Bond Fund	6,589

Columbia Variable Portfolio – Emerging Markets Fund	2,132

Columbia Variable Portfolio – Global Bond Fund	2,977

Columbia Variable Portfolio – High Yield Bond Fund	1,646

Columbia Variable Portfolio – Large Core Quantitative Fund	2,562

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	5,013

Variable Portfolio – Partners Small Cap Value Fund	3,126

Variable Portfolio – Sit Dividend Growth Fund	2,253

Variable Portfolio – Victory Established Value Fund	2,244

Compensation of Board Members

Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of each Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agent Fees

The Funds have a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of each Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each

200	Semiannual Report 2013

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	May 1, 2013 through April 30, 2014			Prior to May 1, 2013
	Class 1 (%)	Class 2 (%)	Class 3 (%)	Class 1 (%)	Class 2 (%)	Class 3 (%)
Columbia Variable Portfolio – Balanced Fund	N/A	N/A	0.950	N/A	N/A	0.790

Columbia Variable Portfolio – Diversified Bond Fund	0.57	0.82	0.695	0.59	0.84	0.715

Columbia Variable Portfolio – Emerging Markets Fund	1.25	1.50	1.375	1.26	1.51	1.385

Columbia Variable Portfolio – Global Bond Fund	0.73	0.98	0.855	0.75	1.00	0.875

Columbia Variable Portfolio – High Yield Bond Fund	0.72	0.97	0.845	0.72	0.97	0.845

Columbia Variable Portfolio – Large Core Quantitative Fund	0.80	1.05	0.925	0.82	1.07	0.945

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	0.58	0.83	0.705	0.60	0.85	0.725

Variable Portfolio – Partners Small Cap Value Fund	0.88	1.13	1.005	0.91	1.16	1.035

Variable Portfolio – Sit Dividend Growth Fund	0.77	1.02	0.895	0.78	1.03	0.905

Variable Portfolio – Victory Established Value Fund	0.89	1.14	1.015	0.86	1.11	0.985

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net appreciation (depreciation) ($)
Columbia Variable Portfolio – Diversified Bond Fund	3,140,420,000	39,227,000	(65,216,000)	(25,989,000)

Columbia Variable Portfolio – Emerging Markets Fund	839,064,000	98,766,000	(50,340,000)	48,426,000

Columbia Variable Portfolio – Global Bond Fund	1,221,754,000	45,862,000	(36,046,000)	9,816,100

Columbia Variable Portfolio – High Yield Bond Fund	582,775,000	21,972,000	(6,301,000)	15,671,000

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	2,569,917,000	86,252,000	(107,709,000)	(21,457,000)

The following capital loss carryforward, determined at December 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2013 ($)	2014 ($)	2015 ($)	2016 ($)	2017 ($)	2018 ($)	2019 ($)	Unlimited short- term ($)	Unlimited long- term ($)	Total ($)
Columbia Variable Portfolio – Diversified Bond Fund	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund	—	—	—	—	—	—	—	26,148,817	—	26,148,817

Columbia Variable Portfolio – Global Bond Fund	—	—	—	—	—	—	—	—	—	—

Semiannual Report 2013	201

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Fund	2013 ($)	2014 ($)	2015 ($)	2016 ($)	2017 ($)	2018 ($)	2019 ($)	Unlimited short- term ($)	Unlimited long- term ($)	Total ($)
Columbia Variable Portfolio – High Yield Bond Fund	—	—	—	30,987,481	72,257,550	—	—	—	—	103,245,031

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	—	—	—	—	—	—	—	—	—	—

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2013, the cost of purchases and proceeds from sales of securities, including U.S. government securities and any applicable mortgage dollar rolls, but excluding short-term obligations, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds ($)	Purchases of U.S. government securities ($)	Proceeds from sales of U.S. government securities ($)
Columbia Variable Portfolio – Balanced Fund	609,049,896	661,499,112	366,416,349	362,532,404

Columbia Variable Portfolio – Diversified Bond Fund	4,796,309,227	5,570,022,393	3,920,895,465	4,291,126,698

Columbia Variable Portfolio – Emerging Markets Fund	379,388,912	383,684,941	—	—

Columbia Variable Portfolio – Global Bond Fund	445,776,107	643,251,837	30,626,938	62,867,570

Columbia Variable Portfolio – High Yield Bond Fund	212,215,700	223,391,718	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund	685,037,307	468,529,311	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	1,621,476,754	1,400,996,082	175,493,734	197,545,249

Variable Portfolio – Partners Small Cap Value Fund	556,377,746	738,234,027	—	—

Fund	Purchases ($)	Proceeds ($)	Purchases of U.S. government securities ($)	Proceeds from sales of U.S. government securities ($)
Variable Portfolio – Sit Dividend Growth Fund	237,991,744	120,047,657	—	—

Variable Portfolio – Victory Established Value Fund	294,149,737	335,896,587	—	—

Note 6. Redemption-in-Kind

Proceeds from the sales of securities for the Columbia Variable Portfolio — Diversified Bond Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended June 30, 2013, securities and other assets with a value of $1,000,000,000 were distributed to shareholders to satisfy their redemption requests. The net realized gain on these securities was $2,455,999, which is not taxable to remaining shareholders in the Fund.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Funds no longer participate in securities lending activity. Prior to that date, each Fund had entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Funds into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Funds received income for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2013 is disclosed in the Statements of

202	Semiannual Report 2013

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Operations. The Funds continued to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

Each Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At June 30, 2013, the Investment Manager and/or affiliates owned 100% of Class 1, Class 2 and Class 3 shares for each Fund, except for Columbia Variable Portfolio — Balanced Fund. At June 30, 2013, the Investment Manager and/or affiliates owned 100% of Class 3 shares for Columbia Variable Portfolio — Balanced Fund. Subscription and redemption activity by concentrate accounts may have a significant effect on the operations of the Funds.

Note 10. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statements of Operations.

No Fund had borrowings during the six months ended June 30, 2013.

Note 11. Significant Risks

Non-Diversification Risk

Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Columbia Variable Portfolio — Emerging Markets Fund, Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund invest in foreign securities. Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Derivatives Risk

Losses in the Columbia Variable Portfolio — Global Bond Fund involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Financial Sector Risk

Variable Portfolio — Partners Small Cap Value and Variable Portfolio — Victory Established Value Funds’ portfolio managers may invest significantly in issuers operating in the financial sector. These Funds may be more susceptible to the particular risks of this sector than if the Funds were invested in a wider variety of issuers operating in unrelated sectors.

Inflation Protected Securities Risk

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund’s Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt

Semiannual Report 2013	203

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

204	Semiannual Report 2013

Columbia Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the Columbia Variable Portfolio (VP) Funds (each a VP Fund and collectively, the VP Funds). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the VP Funds and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, for VP — BlackRock Global Inflation-Protected Securities Fund (BlackRock Global Inflation-Protected), VP — Partners Small Cap Value Fund (SC Value), VP — Sit Dividend Growth Fund (Sit Dividend Growth) and VP — Victory Established Value Fund (Victory Established Value) (collectively, the Subadvised Funds), under the subadvisory agreements (the Subadvisory Agreements) between Columbia Management and each subadviser (collectively, Subadvisers), the Subadvisers perform portfolio management and related services for their Subadvised Funds.

On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial’s profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadvisers

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management’s fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each Subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management’s Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management’s equity and fixed income research departments.

Semiannual Report 2013	205

Columbia Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the VP Funds by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the VP Funds’ Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the VP Funds’ and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the VP Funds’ other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the VP Funds.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the respective VP Fund (discussed below) as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreements with each Subadviser, which are unaffiliated with the Investment Manager, the Board concluded that the services being performed under each Subadvisory Agreement for BlackRock Inflation Protected, Sit Dividend Growth, SC Value for all subadvisers, except Denver Investment Advisors LLC (Denver Investments) and Turner Investments, L.P. (Turner), and for Victory Established Value were of a reasonably high quality and for SC Value, with respect to Denver Investments and Turner, were of an acceptable quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadvisers were in a position to continue to provide a high quality and level of services to the respective VP Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the VP Funds. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each of the VP Funds, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund.

The Board observed that for each of Columbia VP — Balanced Fund (Balanced), Columbia VP — Diversified Bond Fund (Diversified Bond), Columbia VP — Emerging Markets Fund (Emerging Markets), Columbia VP — High Yield Bond Fund (High Yield Bond) and Victory Established Value investment performance met expectations.

For each of Columbia VP — Global Bond Fund (Global Bond), Columbia VP — Large Core Quantitative Fund (Large Core Quantitative), BlackRock Global Inflation-Protected and SC Value investment performance was appropriate in light of the particular management style involved and the particular market environment.

For Sit Dividend Growth and BlackRock Global Inflation-Protected, the Board observed the Funds’ underperformance for certain periods, noting that for each of these Funds, the new portfolio management team has only been in place for a short period.

206	Semiannual Report 2013

Columbia Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Additionally, the Board reviewed the performance of each Subadviser and Columbia Management’s process for selecting and monitoring each Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser for BlackRock Inflation-Protected Securities, SC Value, Sit Dividend Growth and Victory Established Value. With respect to Denver Investments and Turner, the Board took into account management’s view that their relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the Denver Investments and Turner teams and management’s overall confidence that the Subadvisers are positioned to generate improved results over the long term.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadvisers from their Relationships with the VP Funds

The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the VP Funds’ contribution to Columbia Management’s profitability. As applicable, the Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant’s report that concluded that: (i) all VP Funds except Black Rock Inflation-Protected Securities, Emerging Markets, Sit Dividend Growth and Victory Established Value standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the VP Funds’ expense cap philosophy of assuring that each Fund’s total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that each VP Fund’s total expense ratio (after considering proposed expense caps/waivers) was below or approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that each VP Fund’s investment management fee was fair and reasonable in light of the extent and quality of services that the VP Funds receive.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Subadvised Funds. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client accounts. Based on its review, the Board concluded that the Subadvised Funds’ investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Subadvised Funds receive.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to VP Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant’s report that concluded that Columbia Management’s profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the VP Funds grow and took note of the extent to which VP Funds shareholders might also benefit from such growth. In this regard, the Independent

Semiannual Report 2013	207

Columbia Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Trustees took into account that IMS fees decline as VP Funds assets exceed various breakpoints, all of which have not been surpassed except for SC Value, and that even though SC Value has surpassed its breakpoints, it has yet to approach an asset level that fully employs them.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the fees paid under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

June 2013 Approval of New Subadvisory Agreement for VP — Victory Established Value Fund

The Board, at its June 17-19, 2013 in-person Board meeting (the June Meeting) considered a proposed new Subadvisory Agreement (the New Subadvisory Agreement) between Columbia Management and Victory Capital Management (Victory), with respect to Victory’s management of Victory Established Value in light of the change in control triggered by Key Bank, N.A. (Key Bank), the parent company of Victory, agreeing to sell its interest in Victory to certain Victory employees and Crestview Partners (the Change in Control Transaction). Independent Legal Counsel reviewed the SEC-enumerated factors that should be considered by a board in determining whether to approve a new investment management services or subadvisory agreement and stated that the Board should use these factors in consideration of the approval of the New Subadvisory Agreement.

Nature, Extent and Quality of Services Provide by the Subadviser

The Board considered its analysis of various reports and presentations received by it and its Committees, at the June Meeting and as part of the 15(c) review process at the April 2013 Meeting (the April Meeting), detailing the services performed by Victory, as subadviser for Victory Established Value, as well as its history, reputation, expertise, resources and relative capabilities, and the qualifications of its personnel. The Board also recalled its analysis of the capabilities and financial condition of Victory at the April Meeting, and noted Columbia Management’s representation that Victory has the capability and wherewithal to carry out its responsibilities under the proposed New Subadvisory Agreement.

The Board observed that it had previously approved Victory’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board noted the impending change in control at Victory and, in this connection, noted that it was comfortable with the future financial strength of Victory based on Columbia Management’s review of Victory’s post-sale projected financials and representations from management in this regard. The Board also noted that no material changes were expected to Victory’s personnel, investment philosophy and investment process post sale and that as part of the separation from Key Bank, Victory made several hires and purchased software to cover functions that are currently shared services with Key Bank. The Board also discussed the acceptability of the terms of the Subadvisory Agreement, including that, other than the date of effectiveness, the New Subadvisory Agreement is identical to the existing one reviewed and approved by the Board two months earlier in April 2013. The Board recalled its considerations regarding Victory in April 2013, including its conclusion that Victory is in a position to provide a high quality and level of services to Victory Established Value.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as Columbia Management’s recommendation that the Board approve entering into the New Subadvisory Agreement with Victory, which is unaffiliated with Columbia, the Board concluded that Victory was in a position to continue to provide services of a reasonable high quality to Victory Established Value post consummation of the Change in Control Transaction.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the New Subadvisory Agreement, the Board considered its April review of the Fund’s performance, during which the Trustees observed that the Fund’s investment performance met expectations. Additionally, the Board reviewed Columbia Management’s process for selecting and monitoring Victory and other subadvisers. The Board considered, in particular, management’s rationale for recommending the continued retention of Victory.

208	Semiannual Report 2013

Columbia Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Comparative Fees, Costs of Services Provided and Profitability

The Board recalled their review, at the April Meeting, of comparative fees and the costs of services to be provided under the Subadvisory Agreement. The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Victory would be paid by Columbia Management and would not impact the fees paid by Victory Established Value. The Trustees observed that fees paid under the proposed Subadvisory Agreement are identical to those paid under the existing agreement reviewed and approved in April 2013. The Board concluded that the Fund’s subadvisory fees continue to be fair and reasonable in light of the extent and quality of services that the Fund receives.

Economies of Scale

The Board recognized that, because Victory’s fees would be paid by Columbia Management and not Victory Established Value, the analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the Fund’s Investment Management Services Agreement, which was separately considered and renewed at the April Meeting.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2013, the Board, including all of the Independent Trustees, approved the New Subadvisory Agreement.

Semiannual Report 2013	209

Columbia Variable Portfolio Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

210	Semiannual Report 2013

Columbia Variable Portfolio Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report 2013	211

Columbia Variable Portfolio Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

212	Semiannual Report 2013

Columbia Variable Portfolio Funds

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	213

Columbia Variable Portfolio Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the fund and the investment product through which the fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6462 AG (8/13)

Semiannual Report

June 30, 2013

Variable Portfolio Funds

References to "Fund" throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio — Limited Duration Credit Fund

Variable Portfolio — American Century Diversified Bond Fund

Variable Portfolio — American Century Growth Fund

Variable Portfolio — Columbia Wanger International Equities Fund

Variable Portfolio — Columbia Wanger U.S. Equities Fund

Variable Portfolio — DFA International Value Fund

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

Variable Portfolio — Holland Large Cap Growth Fund
(formerly Variable Portfolio — Marsico Growth Fund)

Variable Portfolio — Invesco International Growth Fund

Variable Portfolio — J.P. Morgan Core Bond Fund

Variable Portfolio — Jennison Mid Cap Growth Fund

Variable Portfolio — MFS Value Fund

Variable Portfolio — Mondrian International Small Cap Fund

Variable Portfolio — Morgan Stanley Global Real Estate Fund

Variable Portfolio — NFJ Dividend Value Fund

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

Variable Portfolio — Partners Small Cap Growth Fund

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

Variable Portfolio — Pyramis® International Equity Fund

Variable Portfolio — Wells Fargo Short Duration Government Fund

Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies, (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plan). Please contact your financial advisor or insurance representative for more information.

This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your variable annuity Contract prospectus or Qualified Plan disclosure document information regarding the investment options available to you.

Pyramis® is a registered service mark of FMR LLC. Used under license.

Not FDIC insured • No bank guarantee • May lose value

Variable Portfolio Funds

Columbia Variable Portfolio — Limited Duration Credit Fund
Performance Overview	2
Portfolio Overview	3
Variable Portfolio — American Century Diversified Bond Fund
Performance Overview	4
Portfolio Overview	5
Variable Portfolio — American Century Growth Fund
Performance Overview	6
Portfolio Overview	7
Variable Portfolio — Columbia Wanger International Equities Fund
Performance Overview	8
Portfolio Overview	9
Variable Portfolio — Columbia Wanger U.S. Equities Fund
Performance Overview	12
Portfolio Overview	13
Variable Portfolio — DFA International Value Fund
Performance Overview	14
Portfolio Overview	15
Variable Portfolio — Eaton Vance Floating-Rate Income Fund
Performance Overview	18
Portfolio Overview	19
Variable Portfolio — Holland Large Cap Growth Fund
Performance Overview	20
Portfolio Overview	21
Variable Portfolio — Invesco International Growth Fund
Performance Overview	22
Portfolio Overview	23
Variable Portfolio — J.P. Morgan Core Bond Fund
Performance Overview	25
Portfolio Overview	26
Variable Portfolio — Jennison Mid Cap Growth Fund
Performance Overview	27
Portfolio Overview	28
Variable Portfolio — MFS Value Fund
Performance Overview	29
Portfolio Overview	30
Variable Portfolio — Mondrian International Small Cap Fund
Performance Overview	31
Portfolio Overview	32
Variable Portfolio — Morgan Stanley Global Real Estate Fund
Performance Overview	34
Portfolio Overview	35
Variable Portfolio — NFJ Dividend Value Fund
Performance Overview	37
Portfolio Overview	38
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
Performance Overview	39
Portfolio Overview	40
Variable Portfolio — Partners Small Cap Growth Fund
Performance Overview	41
Portfolio Overview	42
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund
Performance Overview	43
Portfolio Overview	44
Variable Portfolio — Pyramis® International Equity Fund
Performance Overview	45
Portfolio Overview	46
Variable Portfolio — Wells Fargo Short Duration Government Fund
Performance Overview	49
Portfolio Overview	50
Understanding Your Fund's Expenses	51
Portfolio of Investments	59
Statement of Assets and Liabilities	231
Statement of Operations	245
Statement of Changes in Net Assets	252
Financial Highlights	272
Notes to Financial Statements	312
Approval of Subadvisory Agreement between Holland Capital Management LLC and Columbia Management Investment Advisers, LLC	330
Approval of Investment Management Services and Subadvisory Agreements	332
Important Information About This Report	337

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio — Limited Duration Credit Fund

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Limited Duration Credit Fund (the Fund) Class 2 shares returned -0.27% for the six months ended June 30, 2013.

>  The Fund outperformed its benchmark, the Barclays U.S. 1-5 Year Corporate Index, which returned -0.43% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	-0.11	3.17	3.54
Class 2	05/07/10	-0.27	2.92	3.27
Barclays U.S. 1-5 Year Corporate Index		-0.43	2.54	3.77

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio — Limited Duration Credit Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Corporate Bonds & Notes	88.9
Money Market Funds	4.9
U.S. Treasury Obligations	6.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2013)
AAA rating	6.6
AA rating	5.8
A rating	9.3
BBB rating	73.6
Non-investment grade	4.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Tom Murphy, CFA

Timothy Doubek, CFA

Royce Wilson, CFA

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — American Century Diversified Bond Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — American Century Diversified Bond Fund (the Fund) Class 2 shares returned -2.89% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -2.44% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	-2.81	-0.80	4.00
Class 2	05/07/10	-2.89	-1.05	3.77
Barclays U.S. Aggregate Bond Index		-2.44	-0.69	3.98

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — American Century Diversified Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Commercial Mortgage-Backed Securities — Non-Agency	5.0
Corporate Bonds & Notes	22.4
Foreign Government Obligations	2.4
Money Market Funds	6.1
Municipal Bonds	1.2
Residential Mortgage-Backed Securities — Agency	27.5
Residential Mortgage-Backed Securities — Non-Agency	3.4
Treasury Bills	0.8
U.S. Government & Agency Obligations	0.1
U.S. Treasury Obligations	31.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2013)
AAA rating	68.4
AA rating	3.9
A rating	10.1
BBB rating	13.1
BB rating	2.7
B rating	1.1
Non-investment grade	0.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

American Century Investment
Management, Inc.

Robert Gahagan

Alejandro Aguilar, CFA

Jeffrey Houston, CFA

Brian Howell

G. David MacEwen

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — American Century Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — American Century Growth Fund (the Fund) Class 2 shares returned 9.64% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 11.80% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	9.73	13.53	11.53
Class 2	05/07/10	9.64	13.28	11.26
Russell 1000 Growth Index		11.80	17.07	15.13

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — American Century Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Apple, Inc.	3.8
Google, Inc., Class A	3.2
Microsoft Corp.	2.9
Philip Morris International, Inc.	2.4
Comcast Corp., Class A	2.3
Coca-Cola Co. (The)	2.2
PepsiCo, Inc.	2.2
Mastercard, Inc., Class A	2.1
Oracle Corp.	1.8
Union Pacific Corp.	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	98.8
Consumer Discretionary	18.6
Consumer Staples	12.6
Energy	5.3
Financials	4.2
Health Care	13.5
Industrials	12.6
Information Technology	26.7
Materials	3.3
Telecommunication Services	1.6
Utilities	0.4
Money Market Funds	1.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

American Century Investment
Management, Inc.

Gregory Woodhams, CFA

E.A. Prescott LeGard, CFA

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Columbia Wanger International Equities Fund (the Fund) Class 2 shares returned 5.75% for the six months ended June 30, 2013.

>  The Fund outperformed its benchmark, the S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index, which returned 1.95% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	5.79	18.57	10.71
Class 2	05/07/10	5.75	18.39	10.51
S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index		1.95	15.91	8.56

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index, an unmanaged index, is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Far EasTone Telecommunications Co., Ltd. (Taiwan)	1.5
Coronation Fund Managers Ltd. (South Africa)	1.2
Hexagon AB, Class B (Sweden)	1.2
CCL Industries, Inc., Class B (Canada)	1.1
Melco Crown Entertainment Ltd., ADR (Hong Kong)	1.1
Eurofins Scientific (France)	1.0
Neopost SA (France)	1.0
Partners Group Holding AG (Switzerland)	1.0
Taiwan Mobile Co., Ltd. (Taiwan)	1.0
Aalberts Industries NV (Netherlands)	0.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2013)
Argentina	0.3
Australia	2.9
Belgium	0.4
Brazil	1.7
Cambodia	0.6
Canada	3.9
Cayman Islands	1.0
Chile	0.6
China	0.5
Denmark	1.9
Finland	0.9
France	3.3
Germany	2.7
Guatemala	0.3
Hong Kong	4.3
India	2.2
Indonesia	1.9
Israel	0.7
Italy	0.9
Japan	21.3
Kazakhstan	0.5
Luxembourg	0.6
Mexico	1.8
Mongolia	0.3
Netherlands	3.5
Norway	0.7

Portfolio Management

Columbia Wanger Asset Management LLC

Christopher Olson, CFA

Louis Mendes, CFA

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Philippines	0.9
Portugal	0.3
Russian Federation	0.6
Singapore	3.1
South Africa	4.1
South Korea	2.8
Spain	0.6
Sweden	2.2
Switzerland	2.8
Taiwan	6.8
Thailand	1.1
Turkey	0.3
United Kingdom	10.2
United States(a)	4.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Summary of Investments in Securities by Industry (%) (at June 30, 2013)
Industry	Percentage of Net Assets (%)
Aerospace & Defense	0.5
Air Freight & Logistics	1.1
Auto Components	1.8
Beverages	0.6
Biotechnology	0.9
Building Products	1.6
Capital Markets	2.5
Chemicals	5.0
Commercial Banks	2.4
Commercial Services & Supplies	2.5
Communications Equipment	1.7
Computers & Peripherals	1.9
Construction & Engineering	1.8
Construction Materials	0.3
Containers & Packaging	2.0
Distributors	0.6
Diversified Consumer Services	0.7
Diversified Financial Services	1.5
Diversified Telecommunication Services	0.3
Electrical Equipment	1.5
Electronic Equipment, Instruments & Components	3.5
Energy Equipment & Services	3.4
Food & Staples Retailing	2.3

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (continued) (at June 30, 2013)
Industry	Percentage of Net Assets (%)
Food Products	2.9
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	0.8
Hotels, Restaurants & Leisure	5.5
Household Durables	1.0
Insurance	3.3
Internet & Catalog Retail	0.9
Internet Software & Services	1.4
IT Services	1.6
Leisure Equipment & Products	0.3
Life Sciences Tools & Services	1.6
Machinery	5.6
Media	1.7
Metals & Mining	2.0
Multiline Retail	1.3
Multi-Utilities	0.4
Office Electronics	1.0
Oil, Gas & Consumable Fuels	0.7
Personal Products	0.5
Pharmaceuticals	0.8
Professional Services	0.6
Real Estate Investment Trusts (REITs)	6.0
Real Estate Management & Development	0.7
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	0.8
Software	1.8
Specialty Retail	3.8
Textiles, Apparel & Luxury Goods	0.5
Trading Companies & Distributors	1.2
Transportation Infrastructure	2.4
Water Utilities	0.2
Wireless Telecommunication Services	3.0
Money Market Funds	2.1
Total	99.4

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Columbia Wanger U.S. Equities Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Columbia Wanger U.S. Equities Fund (the Fund) Class 2 shares returned 13.08% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the Russell 2000 Index, which returned 15.86% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	13.23	23.25	14.51
Class 2	05/07/10	13.08	23.06	14.25
Russell 2000 Index		15.86	24.21	15.25

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Columbia Wanger U.S. Equities Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Nordson Corp.	2.9
tw telecom, Inc.	2.2
Mettler-Toledo International, Inc.	1.9
IPG Photonics Corp.	1.9
Atwood Oceanics, Inc.	1.7
Donaldson Co., Inc.	1.6
AMETEK, Inc.	1.6
Avis Budget Group, Inc.	1.4
SEI Investments Co.	1.4
Cepheid, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	98.8
Consumer Discretionary	16.1
Consumer Staples	1.0
Energy	5.1
Financials	18.4
Health Care	10.1
Industrials	30.1
Information Technology	13.8
Materials	1.7
Telecommunication Services	2.5
Money Market Funds	1.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Columbia Wanger Asset Management LLC

Robert Mohn, CFA

David Frank, CFA

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — DFA International Value Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — DFA International Value Fund (the Fund) Class 2 shares returned -0.02% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the MSCI World ex-USA Value Index (Net), which returned 1.83% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	0.10	15.59	2.24
Class 2	05/07/10	-0.02	15.35	1.96
MSCI World ex-USA Value Index (Net)		1.83	17.39	7.21

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World ex-USA Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The MSCI World ex-USA Value Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World ex-USA Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — DFA International Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
HSBC Holdings PLC, ADR (United Kingdom)	3.8
Mitsubishi UFJ Financial Group, Inc. (Japan)	3.2
BP PLC (United Kingdom)	3.0
Vodafone Group PLC (United Kingdom)	2.4
Daimler AG, Registered Shares (Germany)	2.4
Royal Dutch Shell PLC, Class A (United Kingdom)	1.8
UBS AG, Registered Shares (Switzerland)	1.8
Suncor Energy, Inc. (Canada)	1.6
BNP Paribas SA (France)	1.6
Barclays PLC (United Kingdom)	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2013)
Australia	5.9
Austria	0.2
Belgium	1.9
Canada	10.7
Denmark	1.6
Finland	0.7
France	10.2
Germany	8.2
Hong Kong	2.1
Ireland	0.0	(a)
Israel	0.4
Italy	1.2
Japan	21.7
Mongolia	0.0	(a)
Netherlands	2.6
New Zealand	0.0	(a)
Norway	0.9
Portugal	0.0	(a)
Singapore	1.1
Spain	1.3
Sweden	3.0
Switzerland	7.9
United Kingdom	17.5
United States(b)	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Portfolio Management

Dimensional Fund Advisors, L.P.

Karen Umland, CFA

Jed Fogdall

Joseph Chi, CFA

Henry Gray

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — DFA International Value Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2013)
Industry	Percentage of Net Assets (%)
Aerospace & Defense	0.3
Air Freight & Logistics	0.3
Airlines	0.6
Auto Components	1.1
Automobiles	3.6
Beverages	0.6
Building Products	0.9
Capital Markets	5.2
Chemicals	2.8
Commercial Banks	19.1
Commercial Services & Supplies	0.4
Communications Equipment	1.0
Computers & Peripherals	0.5
Construction & Engineering	0.6
Construction Materials	1.7
Consumer Finance	0.0	(a)
Containers & Packaging	0.1
Distributors	0.1
Diversified Financial Services	1.3
Diversified Telecommunication Services	2.7
Electric Utilities	0.9
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	0.4
Food & Staples Retailing	3.0
Food Products	1.0
Health Care Providers & Services	0.4
Hotels, Restaurants & Leisure	0.6
Household Durables	1.3
Household Products	0.5
Independent Power Producers & Energy Traders	0.1
Industrial Conglomerates	0.7
Insurance	8.1
IT Services	0.1
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.1
Machinery	0.5
Marine	1.1
Media	0.8
Metals & Mining	6.7
Multiline Retail	0.9

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — DFA International Value Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (continued) (at June 30, 2013)
Industry	Percentage of Net Assets (%)
Multi-Utilities	2.6
Office Electronics	0.5
Oil, Gas & Consumable Fuels	11.9
Paper & Forest Products	0.6
Personal Products	0.0	(a)
Pharmaceuticals	0.9
Professional Services	0.3
Real Estate Management & Development	1.8
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	0.4
Specialty Retail	0.6
Textiles, Apparel & Luxury Goods	0.0	(a)
Thrifts & Mortgage Finance	0.0	(a)
Trading Companies & Distributors	3.3
Transportation Infrastructure	0.1
Wireless Telecommunication Services	3.5
Money Market Funds	0.9
Total	100.1

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.
Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Eaton Vance Floating-Rate Income Fund (the Fund) Class 2 shares returned 1.60% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the S&P/LSTA Leveraged Loan Index, which returned 2.31% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	1.63	5.50	4.60
Class 2	05/07/10	1.60	5.30	4.09
S&P/LSTA Leveraged Loan Index		2.31	7.32	5.41	*

*Fund data is from May 7, 2010. S&P/LSTA Levereged Loan Index data is from April 30,2010

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the S&P/LSTA Leveraged Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Corporate Bonds & Notes	0.0	(a)
Money Market Funds	4.0
Senior Loans	96.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at June 30, 2013)
BBB rating	0.7
BB rating	20.6
B rating	73.6
Non-investment grade	3.0
Not rated	2.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the Moody's rating, when available. If Moody's doesn't rate a bond, then the S&P rating is used. If neither Moody's nor S&P rates a bond, then it is designated Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Eaton Vance Management

Scott Page, CFA

Craig Russ

Andrew Sveen, CFA

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Holland Large Cap Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Holland Large Cap Growth Fund (the Fund) Class 2 shares returned 11.81% for the six months ended June 30, 2013.

>  The Fund narrowly outperformed its benchmark, the Russell 1000 Growth Index, which returned 11.80% and underperformed the S&P 500 Index, which returned 13.82%, during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	12.05	15.73	13.24
Class 2	05/07/10	11.81	15.33	12.95
Russell 1000 Growth Index		11.80	17.07	15.13
S&P 500 Index		13.82	20.60	14.87

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Holland Large Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Visa, Inc., Class A	4.3
QUALCOMM, Inc.	4.1
Range Resources Corp.	4.0
Amazon.com, Inc.	3.9
Citrix Systems, Inc.	3.7
Cisco Systems, Inc.	3.6
Yum! Brands, Inc.	3.4
Google, Inc., Class A	3.3
Covidien PLC	3.2
priceline.com, Inc.	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	99.3
Consumer Discretionary	16.6
Consumer Staples	9.5
Energy	8.9
Financials	3.4
Health Care	14.9
Industrials	8.8
Information Technology	32.5
Materials	4.7
Money Market Funds	0.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Holland Capital Management, LLC

Monica Walker

Carl Bhathena

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Invesco International Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Invesco International Growth Fund (the Fund) Class 2 shares returned 1.54% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the MSCI EAFE Growth Index (Net), which returned 5.47% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	1.65	12.43	8.22
Class 2	05/07/10	1.54	12.16	7.93
MSCI EAFE Growth Index (Net)		5.47	18.67	9.71

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE Growth Index (Net), an unmanaged index, is compiled from a composite of securities markets in Europe, Australasia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Invesco International Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Reed Elsevier PLC (United Kingdom)	2.7
Compass Group PLC (United Kingdom)	2.4
SAP AG (Germany)	2.3
British American Tobacco PLC (United Kingdom)	2.3
Roche Holding AG, Genusschein Shares (Switzerland)	2.2
Suncor Energy, Inc. (Canada)	2.1
Adidas AG (Germany)	2.0
Baidu, Inc., ADR (China)	1.9
WPP PLC (United Kingdom)	1.9
Teva Pharmaceutical Industries Ltd., ADR (Israel)	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2013)
Australia	3.8
Belgium	1.6
Brazil	2.7
Canada	8.4
China	6.2
Denmark	0.9
France	4.6
Germany	9.3
Hong Kong	2.4
Israel	1.8
Japan	5.6
Mexico	2.6
Netherlands	1.3
Russian Federation	0.1
Singapore	3.6
South Korea	3.5
Spain	1.6
Sweden	4.5
Switzerland	9.4
Taiwan	1.2
Turkey	0.9
United Kingdom	19.9
United States(a)	4.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Invesco Advisers, Inc.

Clas Olsson

Brent Bates, CFA

Shuxin Cao, CFA

Matthew Dennis, CFA

Jason Holzer, CFA

Mark Jason, CFA

Richard Nield, CFA

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Invesco International Growth Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2013)
Industry	Percentage of Net Assets (%)
Air Freight & Logistics	1.0
Auto Components	2.4
Automobiles	2.7
Beverages	2.1
Biotechnology	0.7
Capital Markets	1.9
Chemicals	3.2
Commercial Banks	5.2
Commercial Services & Supplies	1.6
Communications Equipment	0.8
Diversified Financial Services	4.0
Electrical Equipment	2.4
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	0.8
Food Products	2.6
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.7
Hotels, Restaurants & Leisure	4.0
Industrial Conglomerates	2.2
Insurance	2.1
Internet Software & Services	2.4
IT Services	3.2
Machinery	2.5
Media	9.8
Metals & Mining	0.6
Multiline Retail	0.9
Multi-Utilities	0.8
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	6.7
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	3.7
Software	2.1
Specialty Retail	1.9
Textiles, Apparel & Luxury Goods	1.8
Tobacco	3.5
Wireless Telecommunication Services	1.4
Money Market Funds	4.0
Total	96.2

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — J.P. Morgan Core Bond Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — J.P. Morgan Core Bond Fund (the Fund) Class 2 shares returned -2.31% for the six months ended June 30, 2013.

>  The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -2.44% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	-2.14	-0.26	4.23
Class 2	05/07/10	-2.31	-0.51	3.95
Barclays U.S. Aggregate Bond Index		-2.44	-0.69	3.98

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — J.P. Morgan Core Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Asset-Backed Securities — Non-Agency	4.3
Commercial Mortgage-Backed Securities — Agency	11.0
Commercial Mortgage-Backed Securities — Non-Agency	3.0
Corporate Bonds & Notes	15.3
Foreign Government Obligations	1.5
Inflation-Indexed Bonds	0.5
Money Market Funds	1.1
Municipal Bonds	0.2
Residential Mortgage-Backed Securities — Agency	27.0
Residential Mortgage-Backed Securities — Non-Agency	7.0
U.S. Government & Agency Obligations	8.4
U.S. Treasury Obligations	20.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2013)
AAA rating	73.5
AA rating	4.0
A rating	10.5
BBB rating	6.8
Non-investment grade	1.5
Not rated	3.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

J.P. Morgan Investment Management Inc.

Douglas Swanson

Christopher Nauseda

Peter Simons

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Jennison Mid Cap Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Jennison Mid Cap Growth Fund (the Fund) Class 2 shares returned 9.10% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the Russell Midcap Growth Index, which returned 14.70% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	9.26	14.79	13.14
Class 2	05/07/10	9.10	14.49	12.82
Russell Midcap Growth Index		14.70	22.88	16.34

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Jennison Mid Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Crown Castle International Corp.	2.6
SBA Communications Corp., Class A	2.3
PVH Corp.	2.1
Henry Schein, Inc.	2.1
Dollar Tree, Inc.	2.1
VeriSign, Inc.	2.0
Universal Health Services, Inc., Class B	2.0
Roper Industries, Inc.	1.9
AMETEK, Inc.	1.8
Adobe Systems, Inc.	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	97.6
Consumer Discretionary	18.9
Consumer Staples	5.8
Energy	7.3
Financials	5.4
Health Care	16.4
Industrials	12.8
Information Technology	19.0
Materials	6.4
Telecommunication Services	5.6
Money Market Funds	2.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jennison Associates LLC

John Mullman, CFA

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — MFS Value Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — MFS Value Fund (the Fund) Class 2 shares returned 16.57% for the six months ended June 30, 2013.

>  The Fund outperformed its benchmark, the Russell 1000 Value Index, which returned 15.90% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	16.63	25.56	12.75
Class 2	05/07/10	16.57	25.24	12.50
Russell 1000 Value Index		15.90	25.32	14.86

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — MFS Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Philip Morris International, Inc.	3.7
JPMorgan Chase & Co.	3.7
Johnson & Johnson	3.6
Lockheed Martin Corp.	3.4
Pfizer, Inc.	3.2
Wells Fargo & Co.	2.6
Goldman Sachs Group, Inc. (The)	2.1
Exxon Mobil Corp.	2.1
International Business Machines Corp.	2.0
MetLife, Inc.	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	98.9
Consumer Discretionary	10.9
Consumer Staples	14.5
Energy	6.5
Financials	21.5
Health Care	14.1
Industrials	17.2
Information Technology	7.7
Materials	2.5
Telecommunication Services	3.7
Utilities	0.3
Convertible Preferred Stocks	0.2
Industrials	0.1
Utilities	0.1
Money Market Funds	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Massachusetts Financial Services Company

Nevin Chitkara

Steven Gorham

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Mondrian International Small Cap Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Mondrian International Small Cap Fund (the Fund) Class 2 shares returned 0.05% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the MSCI World ex U.S. Small Cap Index (Net), which returned 3.50% during the six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	0.25	15.99	12.26
Class 2	05/07/10	0.05	15.72	11.95
MSCI World ex U.S. Small Cap Index (Net)		3.50	17.82	9.14

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World ex U.S. Small Cap Index (Net) is composed of stocks which are categorized as small capitalization stocks. The MSCI World ex U.S. Index is a market capitalization-weighted index designed to measure equity performance in 22 global developed markets, excluding the U.S.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World ex U.S. Small Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Mondrian International Small Cap Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Symrise AG (Germany)	3.7
Rotork PLC (United Kingdom)	3.6
Croda International PLC (United Kingdom)	3.5
Koninklijke Boskalis Westminster NV (Netherlands)	2.9
Commonwealth Property Office Fund (Australia)	2.9
SIA Engineering Co., Ltd. (Singapore)	2.4
CapitaMall Trust (Singapore)	2.4
Christian Hansen Holding A/S (Denmark)	2.3
AZ Electronic Materials SA (United Kingdom)	2.1
Victrex PLC (United Kingdom)	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2013)
Australia	6.2
Canada	3.5
China	0.5
Denmark	2.2
France	9.0
Germany	13.1
Hong Kong	3.5
Ireland	1.2
Japan	8.8
Netherlands	2.8
New Zealand	1.8
Norway	0.4
Singapore	11.4
Spain	0.9
Sweden	1.1
Switzerland	0.7
United Kingdom	29.3
United States(a)	3.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Mondrian Investment Partners Limited

Dr. Ormala Krishnan

Frances Cuthbert

Aidan Nicholson

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Mondrian International Small Cap Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2013)
Aerospace & Defense	4.5
Auto Components	4.9
Chemicals	13.7
Commercial Services & Supplies	6.2
Communications Equipment	1.1
Construction & Engineering	5.8
Containers & Packaging	1.3
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	8.6
Energy Equipment & Services	2.6
Food Products	2.0
Gas Utilities	1.3
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	2.0
Insurance	0.6
Life Sciences Tools & Services	0.7
Machinery	10.4
Marine	0.7
Media	1.7
Office Electronics	1.8
Pharmaceuticals	0.9
Professional Services	1.1
Real Estate Investment Trusts (REITs)	9.0
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	0.6
Specialty Retail	2.1
Transportation Infrastructure	5.1
Water Utilities	0.7
Wireless Telecommunication Services	1.5
Money Market Funds	3.6
Total	99.4

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Morgan Stanley Global Real Estate Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Morgan Stanley Global Real Estate Fund (the Fund) Class 2 shares returned 0.92% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the FTSE EPRA/NAREIT Global Developed Real Estate Index, which returned 2.40% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	0.99	14.06	11.32
Class 2	05/07/10	0.92	13.77	11.05
FTSE EPRA/NAREIT Global Developed Real Estate Index		2.40	14.27	14.05

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The FTSE EPRA/NAREIT Global Developed Real Estate Index is a global free float-adjusted market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Morgan Stanley Global Real Estate Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Simon Property Group, Inc. (United States)	6.1
Equity Residential (United States)	4.4
Mitsubishi Estate Co., Ltd. (Japan)	4.1
Sun Hung Kai Properties Ltd. (Hong Kong)	4.1
Mitsui Fudosan Co., Ltd. (Japan)	3.5
Sumitomo Realty & Development Co., Ltd. (Japan)	3.2
AvalonBay Communities, Inc. (United States)	3.0
Vornado Realty Trust (United States)	3.0
Host Hotels & Resorts, Inc. (United States)	2.8
HCP, Inc. (United States)	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2013)
Australia	7.0
Austria	0.0	(a)
Belgium	0.0	(a)
Brazil	0.7
Canada	2.9
China	1.5
Finland	0.2
France	3.4
Germany	0.8
Hong Kong	12.5
Italy	0.2
Japan	14.5
Netherlands	0.8
Norway	0.1
Singapore	3.3
Sweden	0.7
Switzerland	0.9
United Kingdom	5.6
United States(b)	44.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Portfolio Management

Morgan Stanley Investment Management Inc.

Theodore Bigman

Michiel te Paske

Sven van Kemenade

Angeline Ho

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2013)
Industry	Percentage of Net Assets (%)
Health Care Providers & Services	0.1
Hotels, Restaurants & Leisure	1.3
Real Estate Investment Trusts (REITs)	64.7
Real Estate Management & Development	33.8
Money Market Funds	0.4
Total	100.3

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — NFJ Dividend Value Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — NFJ Dividend Value Fund (the Fund) Class 2 shares returned 13.02% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 15.90% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	13.17	21.88	13.84
Class 2	05/07/10	13.02	21.68	13.58
Russell 1000 Value Index		15.90	25.32	14.86

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — NFJ Dividend Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Wells Fargo & Co.	4.3
ConocoPhillips	4.2
Intel Corp.	4.2
JPMorgan Chase & Co.	4.1
Total SA, ADR	3.9
Ford Motor Co.	3.0
AstraZeneca PLC, ADR	2.5
MetLife, Inc.	2.2
Allstate Corp. (The)	2.2
PNC Financial Services Group, Inc. (The)	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	97.2
Consumer Discretionary	9.1
Consumer Staples	6.0
Energy	17.4
Financials	21.9
Health Care	11.9
Industrials	6.1
Information Technology	14.0
Materials	7.0
Telecommunication Services	1.8
Utilities	2.0
Money Market Funds	2.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

NFJ Investment Group LLC

Benno Fischer, CFA

Paul Magnuson

R. Burns McKinney, CFA

Thomas Oliver, CFA, CPA

L. Baxter Hines

Jeff Reed, CFA

Morley Campbell

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Nuveen Winslow Large Cap Growth Fund (the Fund) Class 2 shares returned 10.96% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 11.80% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	11.11	16.04	12.28
Class 2	05/07/10	10.96	15.82	11.98
Russell 1000 Growth Index		11.80	17.07	15.13

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Union Pacific Corp.	4.3
Google, Inc., Class A	4.2
Visa, Inc., Class A	3.9
Apple, Inc.	3.5
priceline.com, Inc.	3.2
Monsanto Co.	3.2
Danaher Corp.	3.1
Amazon.com, Inc.	3.0
Salesforce.com, Inc.	2.3
Biogen Idec, Inc.	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	98.7
Consumer Discretionary	23.0
Consumer Staples	4.5
Energy	4.4
Financials	8.4
Health Care	17.8
Industrials	12.9
Information Technology	22.2
Materials	4.2
Telecommunication Services	1.3
Money Market Funds	1.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Winslow Capital Management LLC

Clark Winslow

Justin Kelly, CFA

R. Bart Wear, CFA

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Partners Small Cap Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Partners Small Cap Growth Fund (the Fund) Class 2 shares returned 17.90% for the six months ended June 30, 2013.

>  The Fund outperformed its benchmark, the Russell 2000 Growth Index, which returned 17.44% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	18.08	23.08	14.73
Class 2	05/07/10	17.90	22.73	14.42
Russell 2000 Growth Index		17.44	23.67	17.12

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Partners Small Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Cabela's, Inc.	2.0
Old Dominion Freight Line, Inc.	1.8
Service Corp. International	1.7
Eaton Vance Corp.	1.7
NewMarket Corp.	1.7
Tenet Healthcare Corp.	1.6
Financial Engines, Inc.	1.5
Pricesmart, Inc.	1.5
Atwood Oceanics, Inc.	1.5
Corrections Corp. of America	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	97.9
Consumer Discretionary	15.9
Consumer Staples	4.5
Energy	5.1
Financials	12.8
Health Care	14.7
Industrials	15.2
Information Technology	23.5
Materials	6.2
Money Market Funds	2.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Palisade Capital Management, L.L.C.

Sammy Oh

The London Company

Stephen Goddard, CFA

Jonathan Moody, CFA

J. Brian Campbell, CFA

Mark DeVaul, CFA, CPA

Thomas Megson

Wells Capital Management Incorporated

Joseph Eberhardy, CFA, CPA

Thomas Ognar, CFA

Bruce Olson, CFA

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — PIMCO Mortgage-Backed Securities Fund (the Fund) Class 2 shares returned -2.36% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the Barclays U.S. Mortgage-Backed Securities Index, which returned -2.01% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	-2.28	-1.53	2.90
Class 2	05/07/10	-2.36	-1.79	2.66
Barclays U.S. Mortgage-Backed Securities Index		-2.01	-1.10	2.98

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Mortgage-Backed Securities Index is composed of all mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Asset-Backed Securities — Non-Agency	1.1
Commercial Mortgage-Backed Securities — Agency	0.2
Commercial Mortgage-Backed Securities — Non-Agency	1.2
Residential Mortgage-Backed Securities — Agency	76.3
Residential Mortgage-Backed Securities — Non-Agency	2.1
Repurchase Agreements	9.0
Treasury Bills	5.6
U.S. Government & Agency Obligations	3.0
U.S. Treasury Obligations	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2013)
AAA rating	98.4
AA rating	0.0	(a)
A rating	0.5
BBB rating	0.4
Non-investment grade	0.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

(a) Rounds to zero.

Portfolio Management

Pacific Investment Management Company LLC

Michael Cudzil

Daniel Hyman

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Pyramis® International Equity Fund (the Fund) Class 2 shares returned 3.07% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned 4.10% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	3.09	18.08	7.77
Class 2	05/07/10	3.07	17.86	7.49
MSCI EAFE Index (Net)		4.10	18.62	8.62

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Sanofi (France)	2.1
Royal Dutch Shell PLC, Class A (Netherlands)	2.0
Nestlé SA, Registered Shares (Switzerland)	1.7
HSBC Holdings PLC (United Kingdom)	1.6
Toyota Motor Corp. (Japan)	1.6
UBS AG, Registered Shares (Switzerland)	1.5
Australia and New Zealand Banking Group Ltd. (Australia)	1.4
Bayer AG, Registered Shares (Germany)	1.3
British American Tobacco PLC (United Kingdom)	1.3
Novo Nordisk A/S, Class B (Denmark)	1.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2013)
Australia	7.3
Belgium	2.2
Bermuda	0.1
Denmark	1.8
Finland	0.4
France	10.1
Germany	7.9
Hong Kong	3.4
Ireland	0.1
Italy	0.8
Japan	21.3
Luxembourg	0.2
Mexico	0.1
Netherlands	5.0
Norway	1.3
Singapore	1.9
Spain	1.3
Sweden	3.4
Switzerland	7.8
United Kingdom	18.5
United States(a)	5.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Pyramis Global Advisors, LLC

Cesar Hernandez, CFA

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2013)
Industry	Percentage of Net Assets (%)
Aerospace & Defense	1.2
Airlines	0.2
Auto Components	0.5
Automobiles	4.5
Beverages	2.0
Biotechnology	1.4
Building Products	1.0
Capital Markets	2.4
Chemicals	4.3
Commercial Banks	12.1
Commercial Services & Supplies	0.3
Communications Equipment	0.1
Computers & Peripherals	0.3
Construction & Engineering	0.3
Construction Materials	0.5
Consumer Finance	0.2
Diversified Financial Services	0.8
Diversified Telecommunication Services	3.4
Electric Utilities	2.0
Electrical Equipment	1.9
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	1.1
Food & Staples Retailing	1.8
Food Products	3.1
Gas Utilities	0.3
Health Care Equipment & Supplies	0.3
Health Care Providers & Services	0.3
Hotels, Restaurants & Leisure	1.5
Household Products	1.2
Industrial Conglomerates	0.6
Insurance	5.0
Internet & Catalog Retail	0.4
Internet Software & Services	0.3
IT Services	0.5
Leisure Equipment & Products	0.3
Machinery	2.3
Marine	0.4
Media	1.3
Metals & Mining	2.7
Multiline Retail	0.4
Multi-Utilities	0.5

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (continued) (at June 30, 2013)
Industry	Percentage of Net Assets (%)
Oil, Gas & Consumable Fuels	5.3
Personal Products	0.5
Pharmaceuticals	8.0
Professional Services	0.8
Real Estate Investment Trusts (REITs)	1.3
Real Estate Management & Development	2.3
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	0.7
Software	1.0
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	2.2
Tobacco	2.6
Trading Companies & Distributors	1.0
Wireless Telecommunication Services	1.9
Money Market Funds	5.0
Total	99.3

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Wells Fargo Short Duration Government Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Wells Fargo Short Duration Government Fund (the Fund) Class 2 shares returned -0.69% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the Barclays U.S. 1-3 Year Government Bond Index, which returned 0.02% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	-0.53	0.34	1.77
Class 2	05/07/10	-0.69	0.09	1.50
Barclays U.S. 1-3 Year Government Index		0.02	0.34	1.03

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. 1-3 Year Government Bond Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Wells Fargo Short Duration Government Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Asset-Backed Securities — Non-Agency	8.4
Commercial Mortgage-Backed Securities — Agency	0.2
Commercial Mortgage-Backed Securities — Non-Agency	5.0
Corporate Bonds & Notes	0.5
Money Market Funds	10.3
Residential Mortgage-Backed Securities — Agency	41.3
Treasury Bills	3.0
U.S. Government & Agency Obligations	3.4
U.S. Treasury Obligations	27.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2013)
AAA rating	100.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody's. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Wells Capital Management Incorporated

Thomas O'Connor, CFA

Troy Ludgood

Semiannual Report 2013

Variable Portfolio Funds

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

Columbia Variable Portfolio — Limited Duration Credit Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	998.90	1,021.87	2.65	2.68	0.54
Class 2	1,000.00	1,000.00	997.30	1,020.65	3.87	3.91	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — American Century Diversified Bond Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	971.90	1,021.73	2.76	2.83	0.57
Class 2	1,000.00	1,000.00	971.10	1,020.45	4.01	4.11	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Variable Portfolio — American Century Growth Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,097.30	1,020.79	3.91	3.77	0.76
Class 2	1,000.00	1,000.00	1,096.40	1,019.52	5.24	5.05	1.02

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Variable Portfolio — Columbia Wanger International Equities Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,057.90	1,019.62	5.05	4.95	1.00
Class 2	1,000.00	1,000.00	1,057.50	1,018.39	6.31	6.19	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,132.30	1,019.81	5.02	4.75	0.96
Class 2	1,000.00	1,000.00	1,130.80	1,018.59	6.32	5.99	1.21

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — DFA International Value Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,001.00	1,020.11	4.42	4.46	0.90
Class 2	1,000.00	1,000.00	999.80	1,018.88	5.64	5.69	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,016.30	1,020.99	3.56	3.57	0.72
Class 2	1,000.00	1,000.00	1,016.00	1,019.76	4.80	4.80	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — Holland Large Cap Growth Fund

Jaunary 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,120.50	1,020.79	3.95	3.77	0.76
Class 2	1,000.00	1,000.00	1,118.10	1,019.57	5.25	5.00	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Variable Portfolio — Invesco International Growth Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,016.50	1,019.71	4.85	4.85	0.98
Class 2	1,000.00	1,000.00	1,015.40	1,018.49	6.08	6.09	1.23

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Variable Portfolio — J.P. Morgan Core Bond Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	978.60	1,021.68	2.81	2.88	0.58
Class 2	1,000.00	1,000.00	976.90	1,020.45	4.02	4.11	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — Jennison Mid Cap Growth Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,092.60	1,020.50	4.21	4.06	0.82
Class 2	1,000.00	1,000.00	1,091.00	1,019.27	5.49	5.30	1.07

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — MFS Value Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,166.30	1,020.89	3.93	3.67	0.74
Class 2	1,000.00	1,000.00	1,165.70	1,019.62	5.31	4.95	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Variable Portfolio — Mondrian International Small Cap Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,002.50	1,019.62	4.91	4.95	1.00
Class 2	1,000.00	1,000.00	1,000.50	1,018.39	6.13	6.19	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,009.90	1,020.16	4.39	4.41	0.89
Class 2	1,000.00	1,000.00	1,009.20	1,018.93	5.62	5.64	1.14

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — NFJ Dividend Value Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,131.70	1,020.84	3.92	3.72	0.75
Class 2	1,000.00	1,000.00	1,130.20	1,019.62	5.22	4.95	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,111.10	1,020.79	3.93	3.77	0.76
Class 2	1,000.00	1,000.00	1,109.60	1,019.57	5.22	5.00	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — Partners Small Cap Growth Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,180.10	1,019.76	5.19	4.80	0.97
Class 2	1,000.00	1,000.00	1,179.00	1,018.54	6.52	6.04	1.22

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	977.20	1,021.53	2.96	3.02	0.61
Class 2	1,000.00	1,000.00	976.40	1,020.25	4.22	4.31	0.87

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Variable Portfolio — Pyramis® International Equity Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,030.90	1,019.62	4.98	4.95	1.00
Class 2	1,000.00	1,000.00	1,030.70	1,018.39	6.22	6.19	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — Wells Fargo Short Duration Government Fund

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	994.70	1,021.63	2.89	2.92	0.59
Class 2	1,000.00	1,000.00	993.10	1,020.40	4.11	4.16	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 88.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.2%
L-3 Communications Corp. 11/15/16	3.950%	26,939,000	28,456,339
07/15/20	4.750%	22,040,000	23,115,706
Northrop Grumman Corp. Senior Unsecured 06/01/18	1.750%	31,275,000	30,334,530
08/01/19	5.050%	7,362,000	8,219,489
Total			90,126,064
Banking 3.5%
Australia and New Zealand Banking Group Ltd. Senior Unsecured 05/15/18	1.450%	27,705,000	26,690,889
BB&T Corp. Senior Unsecured 06/19/18	2.050%	10,415,000	10,263,358
Bank of America Corp. Senior Unsecured 01/11/18	2.000%	6,955,000	6,736,710
Bank of Nova Scotia Senior Unsecured 04/25/18	1.450%	20,600,000	19,849,892
HSBC Bank PLC Senior Unsecured(a) 05/15/18	1.500%	10,415,000	10,036,800
Morgan Stanley Senior Unsecured 04/25/18	2.125%	13,900,000	13,302,731
Toronto-Dominion Bank (The) Senior Unsecured 04/30/18	1.400%	11,005,000	10,681,519
Total			97,561,899
Chemicals 2.3%
Dow Chemical Co. (The) Senior Unsecured 11/15/20	4.250%	26,571,000	27,980,964
LyondellBasell Industries NV Senior Unsecured 04/15/19	5.000%	33,398,000	36,340,230
Nova Chemicals Corp. Senior Unsecured 11/01/16	8.375%	818,000	865,035
Total			65,186,229
Construction Machinery 0.6%
CNH Capital LLC 11/01/15	3.875%	3,654,000	3,672,270

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Case New Holland, Inc. 09/01/13	7.750%	14,635,000	14,726,469
Total			18,398,739
Consumer Products 1.1%
Clorox Co. (The) Senior Unsecured 10/15/17	5.950%	27,825,000	31,989,929
Electric 15.3%
American Electric Power Co., Inc. Senior Unsecured 12/15/17	1.650%	14,433,000	14,030,709
Appalachian Power Co. Senior Unsecured 05/24/15	3.400%	36,510,000	37,965,584
Arizona Public Service Co. Senior Unsecured 08/01/16	6.250%	9,915,000	11,376,550
CMS Energy Corp. Senior Unsecured 09/30/15	4.250%	1,375,000	1,458,289
12/15/15	6.875%	17,949,000	20,173,096
02/01/20	6.250%	7,550,000	8,818,133
Cleveland Electric Illuminating Co. (The) Senior Unsecured 12/15/13	5.650%	5,310,000	5,421,839
DTE Energy Co. Senior Unsecured 06/01/16	6.350%	19,344,000	22,081,118
Dominion Resources, Inc. Senior Unsecured 11/30/17	6.000%	12,050,000	14,011,583
06/15/18	6.400%	16,958,000	20,138,405
Duke Energy Corp. Senior Unsecured 06/15/18	2.100%	27,365,000	27,195,611
06/15/18	6.250%	26,655,000	31,156,017
09/15/19	5.050%	12,579,000	14,078,329
Duke Energy Florida Corp. 1st Mortgage 06/15/18	5.650%	1,200,000	1,393,595
Duke Energy Ohio, Inc. 1st Mortgage 04/01/19	5.450%	8,565,000	9,872,884
FirstEnergy Corp. Senior Unsecured 03/15/18	2.750%	14,000,000	13,629,518
Indiana Michigan Power Co. Senior Unsecured 11/15/14	5.050%	1,195,000	1,258,970
12/01/15	5.650%	4,543,000	4,949,058

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Edison Co. Senior Unsecured 04/01/14	4.875%	4,680,000	4,823,347
NextEra Energy Capital Holdings 06/01/15	1.200%	10,645,000	10,698,864
Northeast Utilities Senior Unsecured 05/01/18	1.450%	6,900,000	6,697,354
Ohio Power Co. Senior Unsecured 06/01/16	6.000%	7,990,000	8,999,496
Oncor Electric Delivery Co. LLC Senior Secured 09/30/17	5.000%	35,555,000	39,590,955
PPL Capital Funding, Inc. 06/01/18	1.900%	18,223,000	17,900,580
Potomac Edison Co. (The) 1st Mortgage 11/15/14	5.350%	1,760,000	1,866,320
Progress Energy, Inc. Senior Unsecured 01/15/16	5.625%	5,520,000	6,102,194
Sierra Pacific Power Co. 05/15/16	6.000%	7,485,000	8,477,459
TransAlta Corp. Senior Unsecured 01/15/15	4.750%	48,775,000	50,986,496
Xcel Energy, Inc. Senior Unsecured 05/09/16	0.750%	8,190,000	8,065,643
05/15/20	4.700%	6,395,000	7,094,965
Total			430,312,961
Entertainment 0.3%
Time Warner, Inc. 03/15/20	4.875%	7,265,000	7,920,877
Environmental 1.6%
Waste Management, Inc. 03/15/18	6.100%	25,796,000	29,835,911
06/30/20	4.750%	14,425,000	15,536,331
Total			45,372,242
Food and Beverage 8.9%
Beam, Inc. Senior Unsecured 06/15/18	1.750%	38,240,000	37,449,809
ConAgra Foods, Inc. Senior Unsecured 06/15/17	5.819%	18,055,000	20,307,867
03/15/18	2.100%	37,460,000	37,106,602

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Brands, Inc. 12/15/14	8.375%	3,782,000	4,065,650
Diageo Capital PLC 07/15/20	4.828%	4,890,000	5,523,001
Diageo Finance Bv 10/28/15	5.300%	4,390,000	4,831,037
General Mills, Inc. 10/15/14	6.190%	56,835,000	61,012,372
Heineken NV Senior Unsecured(a) 10/01/17	1.400%	36,227,000	35,198,226
SABMiller Holdings, Inc.(a) 01/15/17	2.450%	29,015,000	29,475,410
SABMiller PLC Senior Unsecured(a) 07/15/18	6.500%	12,485,000	14,907,414
Total			249,877,388
Gas Pipelines 14.3%
CenterPoint Energy Resources Corp. Senior Unsecured 11/01/17	6.125%	24,415,000	28,445,331
Colorado Interstate Gas Co. LLC Senior Unsecured 11/15/15	6.800%	53,003,000	59,784,787
Enterprise Products Operating LLC 01/31/20	5.250%	16,339,000	18,260,940
09/01/20	5.200%	17,910,000	20,041,684
Gulfstream Natural Gas System LLC(a) Senior Unsecured 11/01/15	5.560%	6,460,000	7,105,767
06/01/16	6.950%	4,875,000	5,622,259
Kinder Morgan Energy Partners LP Senior Unsecured 02/15/20	6.850%	6,470,000	7,702,846
09/15/20	5.300%	22,948,000	25,481,276
Midcontinent Express Pipeline LLC Senior Unsecured(a) 09/15/14	5.450%	39,550,000	40,832,527
NiSource Finance Corp. 09/15/17	5.250%	26,626,000	29,677,978
09/15/20	5.450%	9,980,000	11,129,097
Northwest Pipeline GP Senior Unsecured 06/15/16	7.000%	11,954,000	13,808,795
04/15/17	5.950%	17,830,000	20,253,534
Panhandle Eastern Pipeline Co. LP Senior Unsecured 08/15/13	6.050%	8,000,000	8,050,128
11/01/17	6.200%	20,160,000	23,323,991

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp. Senior Unsecured 09/15/15	3.950%	7,969,000	8,451,866
Rockies Express Pipeline LLC Senior Unsecured(a) 04/15/15	3.900%	26,995,000	26,725,050
Southern Natural Gas Co. LLC Senior Unsecured(a) 04/01/17	5.900%	14,003,000	15,956,390
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 04/15/16	6.400%	26,607,000	30,190,803
Total			400,845,049
Health Care 3.0%
AmerisourceBergen Corp. 09/15/15	5.875%	1,877,000	2,072,022
Cardinal Health, Inc. Senior Unsecured 12/15/20	4.625%	17,721,000	18,948,321
Express Scripts Holding Co. 05/15/16	3.125%	6,195,000	6,441,908
Hospira, Inc. Senior Unsecured 05/15/15	6.400%	28,322,000	30,119,909
03/30/17	6.050%	17,469,000	18,692,861
McKesson Corp. Senior Unsecured 12/04/15	0.950%	1,665,000	1,660,548
Medco Health Solutions, Inc. 09/15/15	2.750%	6,960,000	7,159,707
Total			85,095,276
Healthcare Insurance 1.3%
Aetna, Inc. Senior Unsecured 11/15/17	1.500%	130,000	126,216
UnitedHealth Group, Inc. Senior Unsecured 10/15/15	0.850%	10,665,000	10,678,907
WellPoint, Inc. Senior Unsecured 01/15/16	5.250%	8,120,000	8,877,442
06/15/17	5.875%	14,585,000	16,570,820
Total			36,253,385
Independent Energy 3.6%
Anadarko Petroleum Corp. Senior Unsecured 09/15/16	5.950%	4,518,000	5,067,723
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Petroleum Co. Senior Unsecured 06/01/14	10.250%	3,320,000	3,502,600
Continental Resources, Inc. 10/01/19	8.250%	9,216,000	10,091,520
Devon Energy Corp. Senior Unsecured 05/15/17	1.875%	17,380,000	17,144,414
Marathon Oil Corp. Senior Unsecured 11/01/15	0.900%	21,680,000	21,559,676
Pioneer Natural Resources Co. 07/15/16	5.875%	7,540,000	8,408,849
Woodside Finance Ltd.(a) 11/10/14	4.500%	33,190,000	34,704,283
Total			100,479,065
Life Insurance 4.9%
Hartford Financial Services Group, Inc. Senior Unsecured 10/15/17	4.000%	33,789,000	35,830,869
MetLife Global Funding I Secured(a) 01/10/18	1.500%	25,685,000	24,901,839
MetLife, Inc. Senior Unsecured 12/15/17	1.756%	10,655,000	10,489,507
Metropolitan Life Global Funding I Secured(a) 06/22/18	1.875%	10,860,000	10,615,338
Prudential Covered Trust Secured(a) 09/30/15	2.997%	28,384,200	29,290,224
Prudential Financial, Inc. Senior Unsecured 06/21/20	5.375%	23,840,000	26,725,617
Total			137,853,394
Media Cable 2.7%
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/17	2.400%	40,169,000	40,363,137
01/15/18	1.750%	12,760,000	12,318,810
DISH DBS Corp. 02/01/16	7.125%	1,541,000	1,668,132
DISH DBS Corp.(a) Senior Notes 04/01/18	4.250%	7,280,000	7,134,400
Time Warner Cable, Inc. 02/01/20	5.000%	12,555,000	13,119,236
Total			74,603,715

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Non-Cable 4.2%
BSKYB Finance UK PLC(a) 10/15/15	5.625%	30,965,000	33,973,467
NBCUniversal Media LLC 04/30/20	5.150%	6,838,000	7,785,001
04/01/21	4.375%	22,372,000	24,132,542
Scripps Networks Interactive, Inc. Senior Unsecured 12/15/16	2.700%	7,877,000	8,195,168
TCM Sub LLC(a) 01/15/15	3.550%	43,720,000	45,337,222
Total			119,423,400
Metals 0.2%
CONSOL Energy, Inc. 04/01/17	8.000%	5,225,000	5,499,313
Non-Captive Diversified 2.1%
General Electric Capital Corp. Senior Unsecured 05/04/20	5.550%	51,709,000	58,409,401
Oil Field Services 1.1%
Noble Holding International Ltd. 03/01/16	3.050%	5,055,000	5,184,615
03/15/17	2.500%	15,485,000	15,488,717
Weatherford International Ltd. 02/15/16	5.500%	8,985,000	9,724,133
Total			30,397,465
Pharmaceuticals 0.6%
AbbVie, Inc.(a) 11/06/18	2.000%	16,290,000	15,795,208
Property & Casualty 4.6%
Berkshire Hathaway, Inc. Senior Unsecured 02/09/18	1.550%	7,695,000	7,539,284
CNA Financial Corp. Senior Unsecured 12/15/14	5.850%	16,085,000	17,110,612
08/15/16	6.500%	25,876,000	29,314,247
08/15/20	5.875%	12,590,000	14,248,443
Liberty Mutual Group, Inc.(a) 06/01/21	5.000%	13,970,000	14,736,101
Senior Unsecured 08/15/16	6.700%	41,525,000	47,265,001
Total			130,213,688

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.7%
CSX Corp. Senior Unsecured 03/15/18	6.250%	7,302,000	8,589,401
10/30/20	3.700%	9,769,000	10,099,436
Total			18,688,837
Refining 0.8%
Marathon Petroleum Corp. Senior Unsecured 03/01/16	3.500%	15,550,000	16,323,022
Valero Energy Corp. 02/01/15	4.500%	5,495,000	5,787,092
Total			22,110,114
Restaurants 1.5%
Yum! Brands, Inc. Senior Unsecured 11/01/20	3.875%	36,651,000	36,917,085
11/01/21	3.750%	5,615,000	5,595,595
Total			42,512,680
Technology 1.6%
Apple, Inc. Senior Unsecured 05/03/18	1.000%	32,715,000	31,416,149
International Business Machines Corp. Senior Unsecured 05/15/20	1.625%	13,790,000	12,909,191
Total			44,325,340
Transportation Services 1.4%
ERAC U.S.A. Finance LLC(a) 10/15/17	6.375%	33,683,000	39,226,074
Wireless 0.5%
CC Holdings GS V LLC /Crown Castle GS III Corp. Senior Secured 12/15/17	2.381%	14,038,000	13,815,006
Wirelines 2.9%
AT&T, Inc. Senior Unsecured 12/01/17	1.400%	42,304,000	41,127,610
02/15/19	5.800%	7,105,000	8,240,422
08/15/21	3.875%	3,490,000	3,599,558

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc. Senior Unsecured 11/02/15	0.700%	15,920,000	15,850,321
04/01/19	6.350%	11,010,000	13,061,978
Total			81,879,889
Total Corporate Bonds & Notes (Cost: $2,499,237,629)			2,494,172,627

U.S. Treasury Obligations 6.2%

U.S. Treasury 10/31/13	2.750%	173,435,000	174,959,320
Total U.S. Treasury Obligations (Cost: $174,911,059)			174,959,320

Money Market Funds 4.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	137,019,864	137,019,864
Total Money Market Funds (Cost: $137,019,864)		137,019,864
Total Investments (Cost: $2,811,168,552)		2,806,151,811
Other Assets & Liabilities, Net		1,795,239
Net Assets		2,807,947,050

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $4,905,325 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	(550)	(121,000,000)	September 2013	102,300	—
U.S. Treasury Note, 5-year	(2,749)	(332,757,873)	September 2013	4,063,935	—
U.S. Treasury Note, 10-year	(2,660)	(336,656,250)	September 2013	7,898,170	—
Total				12,064,405	—

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $488,839,000 or 17.41% of net assets.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	104,424,305	552,291,078	(519,695,519)	137,019,864	88,065	137,019,864

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Food & Beverage	—	188,865,016	61,012,372	249,877,388
All Other Industries	—	2,244,295,239	—	2,244,295,239
U.S. Treasury Obligations	174,959,320	—	—	174,959,320
Total Bonds	174,959,320	2,433,160,255	61,012,372	2,669,131,947
Other
Money Market Funds	137,019,864	—	—	137,019,864
Total Other	137,019,864	—	—	137,019,864
Investments in Securities	311,979,184	2,433,160,255	61,012,372	2,806,151,811
Derivatives
Assets
Futures Contracts	12,064,405	—	—	12,064,405
Total	324,043,589	2,433,160,255	61,012,372	2,818,216,216

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of December 31, 2012	62,818,589
Accrued discounts/premiums	(1,502,316)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(303,901)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2013	61,012,372

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $(303,901).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 25.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Bombardier, Inc. Senior Unsecured(a) 03/15/22	5.750%	800,000	794,000
L-3 Communications Corp. 07/15/20	4.750%	1,230,000	1,290,033
Lockheed Martin Corp. Senior Unsecured 11/15/19	4.250%	2,450,000	2,667,315
Raytheon Co. Senior Unsecured 12/15/22	2.500%	2,270,000	2,087,242
Total			6,838,590
Airlines —%
US Airways Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A 05/15/27	3.950%	1,490,000	1,434,125
Automotive 0.6%
American Honda Finance Corp.(a) Senior Unsecured 09/21/15	2.500%	2,500,000	2,581,310
09/11/17	1.500%	820,000	802,539
Daimler Finance North America LLC(a) 07/31/15	1.300%	2,290,000	2,295,040
09/15/16	2.625%	2,480,000	2,545,316
Ford Motor Co. Senior Unsecured 01/15/43	4.750%	490,000	431,000
Ford Motor Credit Co. LLC Senior Unsecured 09/15/15	5.625%	1,340,000	1,439,724
05/15/18	5.000%	1,250,000	1,333,030
01/15/20	8.125%	1,600,000	1,927,317
08/02/21	5.875%	3,070,000	3,347,067
Total			16,702,343
Banking 6.0%
American Express Centurion Bank 09/13/17	6.000%	3,000,000	3,447,432
American Express Credit Corp. Senior Unsecured 09/15/15	2.750%	2,730,000	2,831,728
03/24/17	2.375%	1,500,000	1,531,321
BB&T Corp. Senior Unsecured 04/30/14	5.700%	722,000	751,533
03/15/16	3.200%	780,000	817,541
06/19/18	2.050%	1,010,000	995,294

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp. Senior Unsecured 04/01/15	4.500%	2,330,000	2,443,998
07/12/16	3.750%	1,807,000	1,894,247
08/01/16	6.500%	3,450,000	3,889,689
07/01/20	5.625%	2,670,000	2,939,265
01/24/22	5.700%	6,910,000	7,670,411
Bank of America NA Subordinated Notes 03/15/17	5.300%	4,145,000	4,495,601
10/15/36	6.000%	1,320,000	1,467,791
Bank of Montreal Senior Unsecured 04/09/18	1.450%	1,470,000	1,418,884
Bank of Nova Scotia Senior Unsecured 01/12/17	2.550%	1,180,000	1,214,474
Barclays Bank PLC Subordinated Notes 10/14/20	5.140%	1,440,000	1,454,845
Capital One Financial Corp. Senior Unsecured 03/23/15	2.150%	1,370,000	1,391,587
11/06/15	1.000%	990,000	976,574
07/15/21	4.750%	1,650,000	1,740,291
Citigroup, Inc. Senior Unsecured 05/19/15	4.750%	2,000,000	2,115,202
01/10/17	4.450%	1,890,000	2,023,793
11/21/17	6.125%	6,290,000	7,148,893
05/01/18	1.750%	2,350,000	2,247,216
01/14/22	4.500%	3,470,000	3,614,673
Subordinated Notes 02/15/17	5.500%	1,840,000	2,012,167
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guaranteed 02/08/22	3.875%	2,190,000	2,205,372
Credit Suisse Senior Unsecured 05/01/14	5.500%	1,560,000	1,623,576
03/23/15	3.500%	3,000,000	3,129,702
Deutsche Bank AG Senior Unsecured 08/18/14	3.875%	2,000,000	2,067,530
Deutsche Bank AG(b) Subordinated Notes 05/24/28	4.296%	1,470,000	1,357,310
Discover Bank Senior Unsecured 02/21/18	2.000%	950,000	919,486

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The) Senior Unsecured 01/15/15	5.125%	3,950,000	4,166,709
08/01/15	3.700%	1,570,000	1,635,717
02/07/16	3.625%	5,400,000	5,636,849
01/22/18	2.375%	3,540,000	3,475,685
03/15/20	5.375%	4,300,000	4,665,732
01/24/22	5.750%	3,100,000	3,419,340
Subordinated Notes 10/01/37	6.750%	1,510,000	1,546,790
HSBC Bank PLC Senior Notes(a) 06/28/15	3.500%	1,660,000	1,740,961
HSBC Bank USA NA Subordinated Notes 11/01/34	5.875%	820,000	872,457
HSBC Holdings PLC Senior Unsecured 04/05/21	5.100%	1,170,000	1,285,432
03/30/22	4.000%	3,600,000	3,685,763
ING Bank NV(a) 09/25/15	2.000%	840,000	847,123
Intesa Sanpaolo SpA 01/16/18	3.875%	630,000	601,653
JPMorgan Chase & Co. Senior Unsecured 03/01/16	3.450%	1,090,000	1,136,964
07/05/16	3.150%	5,000,000	5,193,000
10/02/17	6.400%	900,000	1,038,100
01/15/18	6.000%	2,325,000	2,653,202
03/25/20	4.950%	800,000	873,557
05/10/21	4.625%	5,350,000	5,655,116
09/23/22	3.250%	1,280,000	1,215,235
JPMorgan Chase Bank NA Subordinated Notes 06/13/16	5.875%	4,270,000	4,761,003
Morgan Stanley 04/01/18	6.625%	4,570,000	5,179,889
Senior Unsecured 04/28/15	6.000%	2,800,000	3,002,059
03/22/17	4.750%	3,240,000	3,436,525
09/23/19	5.625%	2,150,000	2,310,482
01/25/21	5.750%	1,800,000	1,953,814
02/25/23	3.750%	1,020,000	975,409
Subordinated Notes 11/01/22	4.875%	520,000	513,708
05/22/23	4.100%	1,010,000	933,158
Northern Trust Co. (The) 08/15/18	6.500%	1,090,000	1,297,422
PNC Bank National Association Subordinated Notes 12/07/17	6.000%	2,700,000	3,121,589

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Funding Corp. Bank Guaranteed 02/08/15	3.625%	660,000	688,537
Rabobank 11/09/22	3.950%	1,000,000	956,272
Regions Bank Subordinated Notes 05/15/18	7.500%	780,000	909,797
Royal Bank of Scotland Group PLC Subordinated Notes 12/15/22	6.125%	1,010,000	961,086
Royal Bank of Scotland PLC (The) Bank Guaranteed 03/16/16	4.375%	1,800,000	1,905,331
SunTrust Banks, Inc. Senior Unsecured 04/15/16	3.600%	300,000	317,576
Toronto-Dominion Bank (The) Senior Unsecured 07/14/16	2.500%	1,000,000	1,036,625
10/19/16	2.375%	1,800,000	1,862,525
U.S. Bancorp 02/01/16	3.442%	1,190,000	1,247,461
Senior Unsecured 03/15/22	3.000%	960,000	932,091
Subordinated Notes 07/15/22	2.950%	630,000	584,418
UBS AG Senior Unsecured 12/20/17	5.875%	2,406,000	2,767,506
Wachovia Bank NA Subordinated Notes 03/15/16	5.600%	800,000	884,562
02/01/37	5.850%	850,000	947,209
Wells Fargo & Co. Senior Unsecured 05/08/17	2.100%	3,460,000	3,472,373
12/11/17	5.625%	560,000	636,549
04/01/21	4.600%	1,350,000	1,471,111
Wells Fargo & Co.(b) Senior Unsecured 06/15/16	3.676%	1,430,000	1,527,838
Total			175,776,736
Brokerage —%
Jefferies Group LLC Senior Unsecured 04/13/18	5.125%	1,300,000	1,358,503

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Mohawk Industries, Inc. Senior Unsecured 02/01/23	3.850%	1,000,000	959,689
Owens Corning 12/15/22	4.200%	1,000,000	968,987
Total			1,928,676
Chemicals 0.4%
Ashland, Inc.(a) 08/15/22	4.750%	1,000,000	990,000
Dow Chemical Co. (The) Senior Unsecured 02/15/16	2.500%	1,150,000	1,185,252
11/15/20	4.250%	1,020,000	1,074,125
Eastman Chemical Co. Senior Unsecured 06/01/17	2.400%	1,790,000	1,793,131
08/15/22	3.600%	2,000,000	1,927,718
Ecolab, Inc. Senior Unsecured 12/08/16	3.000%	1,120,000	1,168,531
12/08/21	4.350%	2,290,000	2,417,594
LyondellBasell Industries NV Senior Unsecured 04/15/19	5.000%	2,350,000	2,557,026
Total			13,113,377
Construction Machinery 0.1%
Caterpillar Financial Services Corp. Senior Unsecured 06/01/22	2.850%	2,000,000	1,911,808
United Rentals North America, Inc. Secured 07/15/18	5.750%	1,540,000	1,617,000
Total			3,528,808
Consumer Products 0.1%
Procter & Gamble Co. (The) Senior Unsecured 08/15/16	1.450%	2,000,000	2,024,812
Diversified Manufacturing 0.4%
General Electric Co. Senior Unsecured 12/06/17	5.250%	2,300,000	2,597,038
10/09/22	2.700%	2,240,000	2,119,920
10/09/42	4.125%	1,000,000	930,495

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp. Senior Unsecured 02/01/19	6.125%	1,250,000	1,482,898
06/01/22	3.100%	1,000,000	987,829
04/15/40	5.700%	1,420,000	1,662,167
06/01/42	4.500%	1,670,000	1,646,792
Total			11,427,139
Electric 1.2%
AES Corp. (The) Senior Unsecured 10/15/17	8.000%	124,000	139,500
CMS Energy Corp. Senior Unsecured 06/15/19	8.750%	2,300,000	2,968,536
CenterPoint Energy Houston Electric LLC 08/01/42	3.550%	760,000	653,792
Cleveland Electric Illuminating Co. (The) Senior Unsecured 04/01/17	5.700%	571,000	629,179
Consolidated Edison Co. of New York, Inc. Senior Unsecured 03/01/43	3.950%	1,010,000	913,807
Constellation Energy Group, Inc. 12/01/20	5.150%	1,400,000	1,535,409
Consumers Energy Co. 1st Mortgage 05/15/22	2.850%	490,000	473,956
DPL, Inc. Senior Unsecured 10/15/16	6.500%	1,000,000	1,045,000
Dominion Resources, Inc. Senior Unsecured 06/15/18	6.400%	1,880,000	2,232,586
09/15/22	2.750%	1,240,000	1,155,425
08/01/41	4.900%	1,770,000	1,791,679
Duke Energy Carolinas LLC 11/15/18	7.000%	540,000	668,577
Duke Energy Corp. Senior Unsecured 09/15/14	3.950%	3,000,000	3,109,221
09/15/21	3.550%	1,990,000	1,987,365
Duke Energy Florida, Inc. 11/15/42	3.850%	1,240,000	1,084,254
1st Mortgage 09/15/37	6.350%	1,000,000	1,214,312
Edison International Senior Unsecured 09/15/17	3.750%	1,200,000	1,269,121

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exelon Generation Co. LLC Senior Unsecured 10/01/19	5.200%	1,370,000	1,506,593
10/01/20	4.000%	700,000	710,170
06/15/42	5.600%	760,000	763,557
FirstEnergy Corp. Senior Unsecured 03/15/23	4.250%	1,010,000	938,406
Georgia Power Co. Senior Unsecured 03/15/42	4.300%	700,000	641,955
Ipalco Enterprises, Inc. Senior Secured 05/01/18	5.000%	510,000	525,300
Niagara Mohawk Power Corp. Senior Unsecured(a) 08/15/19	4.881%	700,000	779,155
Northern States Power Co. 1st Mortgage 08/15/42	3.400%	760,000	631,843
PacifiCorp 1st Mortgage 01/15/39	6.000%	1,000,000	1,194,282
Pacific Gas & Electric Co. Senior Unsecured 03/01/37	5.800%	910,000	1,032,625
04/15/42	4.450%	530,000	504,598
Progress Energy, Inc. Senior Unsecured 04/01/22	3.150%	900,000	862,087
Public Service Co. of Colorado 1st Mortgage 08/15/41	4.750%	480,000	503,765
San Diego Gas & Electric Co. 1st Mortgage 08/15/21	3.000%	2,050,000	2,060,521
Southern Power Co. Senior Unsecured 09/15/41	5.150%	500,000	506,905
Xcel Energy, Inc. Senior Unsecured 09/15/41	4.800%	540,000	536,903
Total			36,570,384
Entertainment 0.4%
Time Warner, Inc. 07/15/15	3.150%	1,530,000	1,598,252
03/15/20	4.875%	2,000,000	2,180,558
05/01/32	7.700%	1,500,000	1,907,136
10/15/41	5.375%	1,000,000	1,011,278

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viacom, Inc. Senior Unsecured 09/15/14	4.375%	1,560,000	1,626,414
03/01/21	4.500%	1,330,000	1,410,542
06/15/22	3.125%	1,020,000	960,877
Walt Disney Co. (The) Senior Unsecured 12/01/22	2.350%	1,500,000	1,385,704
Total			12,080,761
Environmental 0.2%
Republic Services, Inc. 06/01/22	3.550%	1,200,000	1,167,720
Waste Management, Inc. 09/01/16	2.600%	2,580,000	2,664,497
06/30/20	4.750%	2,000,000	2,154,084
Total			5,986,301
Food and Beverage 1.2%
Anheuser-Busch InBev Finance, Inc. 01/17/43	4.000%	510,000	461,820
Anheuser-Busch InBev Worldwide, Inc. 11/15/14	5.375%	400,000	424,582
01/15/19	7.750%	3,900,000	4,932,849
01/15/20	5.375%	1,900,000	2,190,459
07/15/22	2.500%	2,890,000	2,698,098
Coca-Cola Co. (The) Senior Unsecured 09/01/16	1.800%	1,970,000	2,009,981
Dr. Pepper Snapple Group, Inc. 01/15/16	2.900%	800,000	832,930
Kellogg Co. Senior Unsecured 05/30/16	4.450%	1,000,000	1,083,802
Kraft Foods Group, Inc. Senior Unsecured 08/23/18	6.125%	844,000	990,981
06/04/42	5.000%	1,260,000	1,275,992
Mead Johnson Nutrition Co. Senior Unsecured 11/01/14	3.500%	1,500,000	1,543,079
11/01/39	5.900%	400,000	439,445
Mondelez International, Inc. Senior Unsecured 02/01/18	6.125%	298,000	344,409
02/10/20	5.375%	897,000	1,006,124
02/09/40	6.500%	1,500,000	1,767,129
PepsiCo, Inc. Senior Unsecured 08/25/21	3.000%	1,680,000	1,652,690
11/01/40	4.875%	450,000	459,431

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pernod-Ricard SA Senior Unsecured(a) 01/15/17	2.950%	1,850,000	1,892,938
SABMiller Holdings, Inc.(a) 01/15/17	2.450%	3,300,000	3,352,364
01/15/22	3.750%	1,480,000	1,506,175
SABMiller PLC Senior Unsecured(a) 08/15/13	5.500%	830,000	834,956
Tyson Foods, Inc. 04/01/16	6.600%	1,250,000	1,411,920
06/15/22	4.500%	1,030,000	1,052,479
Total			34,164,633
Gas Distributors 0.1%
Sempra Energy Senior Unsecured 06/01/16	6.500%	1,205,000	1,381,763
02/15/19	9.800%	1,000,000	1,348,247
Total			2,730,010
Gas Pipelines 1.2%
El Paso LLC Senior Secured 06/01/18	7.250%	2,200,000	2,444,912
El Paso Pipeline Partners Operating Co. LLC 04/01/20	6.500%	1,640,000	1,898,167
Enbridge Energy Partners LP Senior Unsecured 03/15/20	5.200%	1,620,000	1,765,128
Energy Transfer Partners LP Senior Unsecured 02/01/22	5.200%	753,000	796,882
02/01/23	3.600%	1,270,000	1,188,579
02/01/42	6.500%	900,000	959,783
Enterprise Products Operating LLC 06/01/15	3.700%	1,000,000	1,049,961
09/01/20	5.200%	2,550,000	2,853,506
03/15/44	4.850%	1,000,000	948,443
Enterprise Products Operating LLC(b) 01/15/68	7.034%	1,330,000	1,492,925
Kinder Morgan Energy Partners LP Senior Unsecured 02/15/20	6.850%	1,735,000	2,065,601
09/15/20	5.300%	900,000	999,353
09/01/22	3.950%	700,000	690,532
09/01/39	6.500%	1,650,000	1,845,876
Magellan Midstream Partners LP Senior Unsecured 07/15/19	6.550%	1,480,000	1,759,683

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MarkWest Energy Partners LP/Finance Corp. 07/15/23	4.500%	1,530,000	1,399,950
NiSource Finance Corp. 12/01/21	4.450%	760,000	784,784
02/15/43	5.250%	610,000	595,993
Plains All American Pipeline LP/Finance Corp. Senior Unsecured 09/15/15	3.950%	880,000	933,322
06/01/22	3.650%	860,000	845,309
Sunoco Logistics Partners Operations LP 01/15/23	3.450%	2,165,000	2,011,311
TransCanada PipeLines Ltd Senior Unsecured 08/01/22	2.500%	1,800,000	1,659,926
Williams Companies, Inc. (The) Senior Unsecured 01/15/23	3.700%	1,250,000	1,161,354
Williams Partners LP Senior Unsecured 02/15/15	3.800%	250,000	260,652
11/15/20	4.125%	1,920,000	1,935,322
Total			34,347,254
Health Care 0.6%
Baxter International, Inc. Senior Unsecured 06/15/23	3.200%	800,000	784,702
Express Scripts Holding Co. 02/15/17	2.650%	4,320,000	4,398,853
06/15/19	7.250%	3,493,000	4,320,845
HCA, Inc. Senior Secured 02/15/20	7.875%	2,370,000	2,552,194
Medtronic, Inc. Senior Unsecured 04/01/23	2.750%	1,300,000	1,215,096
Thermo Fisher Scientific, Inc. Senior Unsecured 08/15/21	3.600%	1,740,000	1,706,510
Universal Health Services, Inc. Senior Secured 06/30/16	7.125%	1,860,000	2,050,650
Total			17,028,850
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured 11/15/22	2.750%	1,400,000	1,289,382

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc. Senior Unsecured 03/15/43	4.250%	1,290,000	1,176,880
WellPoint, Inc. Senior Unsecured 05/15/22	3.125%	1,000,000	948,242
01/15/23	3.300%	500,000	475,976
08/15/40	5.800%	500,000	542,013
Total			4,432,493
Home Construction 0.1%
DR Horton, Inc. 02/15/18	3.625%	1,770,000	1,739,025
Lennar Corp. 12/15/17	4.750%	1,060,000	1,060,000
Toll Brothers Finance Corp. 11/01/19	6.750%	675,000	762,750
Total			3,561,775
Independent Energy 0.8%
Anadarko Petroleum Corp. Senior Unsecured 09/15/16	5.950%	2,170,000	2,434,033
09/15/36	6.450%	640,000	741,596
Apache Corp. Senior Unsecured 01/15/23	2.625%	1,800,000	1,659,661
04/15/43	4.750%	700,000	663,960
ConocoPhillips Holding Co. Senior Unsecured 04/15/29	6.950%	1,080,000	1,375,600
ConocoPhillips 02/01/19	5.750%	2,000,000	2,342,926
Denbury Resources, Inc. 07/15/23	4.625%	1,300,000	1,199,250
Devon Energy Corp. Senior Unsecured 05/15/17	1.875%	700,000	690,511
07/15/41	5.600%	1,810,000	1,875,562
EOG Resources, Inc. Senior Unsecured 06/01/19	5.625%	750,000	877,462
Hess Corp. Senior Unsecured 01/15/40	6.000%	510,000	542,619
Newfield Exploration Co. Senior Subordinated Notes 02/01/20	6.875%	1,400,000	1,442,000

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Energy, Inc. Senior Unsecured 12/15/21	4.150%	2,140,000	2,209,578
Pioneer Natural Resources Co. Senior Unsecured 07/15/22	3.950%	1,990,000	1,964,934
Talisman Energy, Inc. Senior Unsecured 06/01/19	7.750%	1,900,000	2,309,317
Total			22,329,009
Integrated Energy 0.4%
BP Capital Markets PLC 03/11/16	3.200%	1,230,000	1,292,400
05/05/17	1.846%	900,000	901,100
10/01/20	4.500%	1,000,000	1,084,888
Cenovus Energy, Inc. Senior Unsecured 09/15/14	4.500%	1,000,000	1,044,063
Chevron Corp. Senior Unsecured 06/24/20	2.427%	760,000	755,669
Petro-Canada Senior Unsecured 05/15/38	6.800%	1,180,000	1,367,481
Shell International Finance BV 09/22/15	3.250%	1,225,000	1,293,049
08/21/22	2.375%	1,440,000	1,345,632
08/21/42	3.625%	1,650,000	1,456,658
Total			10,540,940
Life Insurance 0.9%
American International Group, Inc. Senior Unsecured 01/16/18	5.850%	3,090,000	3,474,427
12/15/20	6.400%	2,540,000	2,945,602
06/01/22	4.875%	2,420,000	2,579,536
Hartford Financial Services Group, Inc. Senior Unsecured 10/15/16	5.500%	990,000	1,097,741
04/15/22	5.125%	830,000	903,136
10/15/36	5.950%	550,000	590,753
ING U.S., Inc.(a) 07/15/22	5.500%	1,510,000	1,606,048
Lincoln National Corp. Senior Unsecured 02/15/20	6.250%	2,040,000	2,339,097
MetLife, Inc. Senior Unsecured 06/01/16	6.750%	1,750,000	2,002,931
12/15/17	1.756%	1,040,000	1,023,847
08/13/42	4.125%	1,020,000	907,156

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Life Global Funding I Secured(a) 01/10/23	3.000%	1,300,000	1,220,725
Principal Financial Group, Inc. 09/15/22	3.300%	750,000	728,573
Prudential Financial, Inc. Senior Unsecured 06/15/19	7.375%	1,460,000	1,784,056
06/21/20	5.375%	1,270,000	1,423,722
12/14/36	5.700%	510,000	541,652
05/12/41	5.625%	730,000	758,088
Total			25,927,090
Lodging 0.2%
Host Hotels & Resorts LP Senior Unsecured 10/01/21	6.000%	660,000	715,324
10/15/23	3.750%	1,130,000	1,036,376
Royal Caribbean Cruises Ltd. Senior Unsecured 11/15/22	5.250%	1,820,000	1,783,600
Wyndham Worldwide Corp. Senior Unsecured 03/01/17	2.950%	1,150,000	1,163,946
Total			4,699,246
Media Cable 0.7%
Comcast Corp. 03/15/16	5.900%	2,400,000	2,701,874
11/15/35	6.500%	1,460,000	1,766,823
05/15/38	6.400%	1,300,000	1,542,794
DIRECTV Holdings LLC/Financing Co., Inc. 10/01/14	4.750%	1,500,000	1,569,714
03/01/21	5.000%	1,900,000	2,001,359
DISH DBS Corp. 10/01/13	7.000%	650,000	657,150
02/01/16	7.125%	2,510,000	2,717,075
07/15/17	4.625%	1,090,000	1,095,450
Time Warner Cable, Inc. 07/01/18	6.750%	3,270,000	3,743,022
09/15/42	4.500%	1,510,000	1,170,981
Virgin Media Secured Finance PLC Senior Secured 01/15/18	6.500%	2,240,000	2,301,600
Total			21,267,842
Media Non-Cable 0.6%
CBS Corp. 07/01/42	4.850%	1,240,000	1,146,262
Discovery Communications LLC 08/15/19	5.625%	1,350,000	1,549,678

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IAC/InterActiveCorp(a) 12/15/22	4.750%	750,000	708,750
Interpublic Group of Companies, Inc. (The) Senior Unsecured 07/15/17	10.000%	1,010,000	1,063,227
Lamar Media Corp. 04/01/14	9.750%	1,500,000	1,575,000
NBCUniversal Media LLC 04/30/20	5.150%	4,020,000	4,576,734
04/01/21	4.375%	2,080,000	2,243,684
01/15/23	2.875%	1,510,000	1,434,255
News America, Inc. 09/15/22	3.000%	2,000,000	1,866,582
08/15/39	6.900%	1,590,000	1,870,010
Omnicom Group, Inc. 05/01/22	3.625%	480,000	462,951
Total			18,497,133
Metals 0.5%
Alcoa, Inc. Senior Unsecured 04/15/21	5.400%	1,040,000	1,012,350
AngloGold Ashanti Holdings PLC 04/15/20	5.375%	720,000	673,126
ArcelorMittal Senior Unsecured 08/05/20	5.750%	1,345,000	1,331,550
Barrick North America Finance LLC 05/30/21	4.400%	1,450,000	1,296,391
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured(a) 03/15/23	3.875%	590,000	534,004
Newmont Mining Corp. 03/15/22	3.500%	1,200,000	1,026,882
10/01/39	6.250%	1,060,000	1,015,530
Peabody Energy Corp. 11/01/16	7.375%	630,000	699,300
Rio Tinto Finance USA Ltd. 11/02/20	3.500%	680,000	676,572
Southern Copper Corp. Senior Unsecured 11/08/42	5.250%	650,000	533,376
Teck Resources Ltd 01/15/17	3.150%	1,000,000	1,019,714
Vale Overseas Ltd. 09/15/19	5.625%	3,240,000	3,490,851
09/15/20	4.625%	1,650,000	1,629,752
Xstrata Finance Canada Ltd.(a) 11/15/21	4.950%	1,270,000	1,229,509
Total			16,168,907

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Non-Captive Consumer 0.1%
HSBC Finance Corp. Senior Unsecured 07/15/13	4.750%	600,000	601,079
SLM Corp. Senior Notes 01/25/16	6.250%	1,110,000	1,176,600
Senior Unsecured 10/01/13	5.000%	1,750,000	1,758,750
Total			3,536,429
Non-Captive Diversified 0.7%
General Electric Capital Corp. Senior Unsecured 11/09/15	2.250%	2,000,000	2,049,478
01/08/16	5.000%	2,000,000	2,181,170
04/27/17	2.300%	620,000	628,562
09/15/17	5.625%	2,000,000	2,265,340
08/07/19	6.000%	5,200,000	6,036,857
09/16/20	4.375%	2,820,000	2,985,308
10/17/21	4.650%	2,690,000	2,853,450
01/14/38	5.875%	900,000	990,680
Subordinated Notes 02/11/21	5.300%	1,310,000	1,437,032
International Lease Finance Corp. Senior Unsecured 05/15/16	5.750%	680,000	698,791
Total			22,126,668
Oil Field Services 0.3%
Ensco PLC Senior Unsecured 03/15/16	3.250%	1,630,000	1,703,225
03/15/21	4.700%	1,560,000	1,656,288
FMC Technologies, Inc. Senior Unsecured 10/01/17	2.000%	600,000	590,059
Transocean, Inc. 12/15/16	5.050%	560,000	608,958
10/15/17	2.500%	2,030,000	2,006,129
11/15/20	6.500%	900,000	1,013,048
12/15/21	6.375%	530,000	595,701
Weatherford International Ltd. 03/01/19	9.625%	1,110,000	1,403,285
Total			9,576,693
Other Industry 0.1%
Catholic Health Initiatives Secured 11/01/17	1.600%	495,000	485,493
11/01/22	2.950%	1,310,000	1,220,243

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Johns Hopkins University Senior Unsecured 07/01/53	4.083%	500,000	474,403
NYU Hospitals Center Secured 07/01/42	4.428%	1,000,000	914,774
Total			3,094,913
Packaging 0.1%
Ball Corp. 09/15/20	6.750%	1,760,000	1,896,400
11/15/23	4.000%	1,320,000	1,221,000
Total			3,117,400
Paper 0.3%
Domtar Corp. 04/01/22	4.400%	1,430,000	1,386,644
Georgia-Pacific LLC(a) 11/01/20	5.400%	4,000,000	4,460,404
International Paper Co. Senior Unsecured 11/15/41	6.000%	1,470,000	1,563,792
Total			7,410,840
Pharmaceuticals 1.1%
AbbVie, Inc.(a) 11/06/17	1.750%	3,000,000	2,939,151
Senior Unsecured 11/06/42	4.400%	700,000	650,204
Actavis, Inc. Senior Unsecured 08/15/14	5.000%	2,432,000	2,533,003
10/01/17	1.875%	1,198,000	1,167,882
10/01/42	4.625%	850,000	758,535
Amgen, Inc. Senior Unsecured 05/15/17	2.125%	1,640,000	1,646,804
06/01/17	5.850%	950,000	1,084,509
06/15/21	4.100%	1,390,000	1,457,547
05/15/22	3.625%	1,170,000	1,169,678
02/01/39	6.400%	520,000	599,015
05/15/43	5.375%	740,000	765,358
Bristol-Myers Squibb Co. Senior Unsecured 08/01/42	3.250%	1,000,000	805,722
Celgene Corp. Senior Unsecured 08/15/22	3.250%	1,250,000	1,185,525
Gilead Sciences, Inc. Senior Unsecured 12/01/21	4.400%	2,220,000	2,383,914

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GlaxoSmithKline Capital PLC 05/08/22	2.850%	1,240,000	1,190,236
Merck & Co., Inc. Senior Unsecured 09/15/22	2.400%	2,020,000	1,870,884
09/15/42	3.600%	300,000	259,104
Mylan, Inc.(a) 01/15/23	3.125%	1,000,000	914,161
Roche Holdings, Inc.(a) 03/01/19	6.000%	3,975,000	4,746,082
03/01/39	7.000%	1,670,000	2,249,126
Sanofi Senior Unsecured 03/29/21	4.000%	1,100,000	1,173,214
Teva Pharmaceutical Finance IV LLC 03/18/20	2.250%	340,000	323,201
Total			31,872,855
Property & Casualty 0.3%
Berkshire Hathaway Finance Corp. 01/15/21	4.250%	1,195,000	1,276,063
05/15/22	3.000%	1,000,000	967,471
Berkshire Hathaway, Inc. Senior Unsecured 08/15/21	3.750%	540,000	556,845
02/11/43	4.500%	1,740,000	1,653,386
Liberty Mutual Group, Inc.(a) 05/01/22	4.950%	1,430,000	1,468,161
05/01/42	6.500%	740,000	791,747
Markel Corp. Senior Unsecured 07/01/22	4.900%	2,110,000	2,244,361
03/30/23	3.625%	350,000	333,260
Total			9,291,294
Railroads 0.3%
Burlington Northern Santa Fe LLC Senior Unsecured 09/01/20	3.600%	1,881,000	1,950,947
03/01/41	5.050%	700,000	707,581
09/15/41	4.950%	1,650,000	1,645,641
03/15/43	4.450%	1,180,000	1,099,549
CSX Corp. Senior Unsecured 06/01/21	4.250%	470,000	501,526
Norfolk Southern Corp. Senior Unsecured 04/01/18	5.750%	1,280,000	1,485,320
12/01/21	3.250%	1,200,000	1,193,138

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp. Senior Unsecured 09/15/41	4.750%	1,000,000	1,011,201
Total			9,594,903
Refining 0.2%
Marathon Petroleum Corp. Senior Unsecured 03/01/16	3.500%	1,500,000	1,574,568
Phillips 66 04/01/22	4.300%	2,580,000	2,665,720
Tesoro Corp. 10/01/22	5.375%	500,000	506,250
Total			4,746,538
REITs 1.0%
BRE Properties, Inc. Senior Unsecured 01/15/23	3.375%	2,047,000	1,906,521
Boston Properties LP Senior Unsecured 06/01/15	5.000%	755,000	811,446
DDR Corp. Senior Unsecured 04/15/18	4.750%	2,860,000	3,073,084
05/15/23	3.375%	1,100,000	1,008,171
Digital Realty Trust LP 07/15/15	4.500%	1,000,000	1,049,138
Essex Portfolio LP 08/15/22	3.625%	1,590,000	1,549,510
05/01/23	3.250%	510,000	469,801
HCP, Inc. Senior Unsecured 02/01/16	3.750%	2,150,000	2,263,784
Health Care REIT, Inc. Senior Unsecured 03/15/18	2.250%	1,230,000	1,207,653
03/15/23	3.750%	2,170,000	2,062,893
Kilroy Realty LP 01/15/23	3.800%	2,510,000	2,351,180
ProLogis LP 12/01/19	6.625%	400,000	460,977
Reckson Operating Partnership LP Senior Unsecured 03/31/16	6.000%	1,020,000	1,111,447
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured 03/15/20	7.750%	1,615,000	1,902,436

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simon Property Group LP Senior Unsecured 12/01/15	5.750%	750,000	826,382
UDR, Inc. 06/01/18	4.250%	1,130,000	1,211,861
Ventas Realty LP/Capital Corp. 11/30/15	3.125%	1,995,000	2,087,722
04/30/19	4.000%	1,000,000	1,039,894
06/01/21	4.750%	700,000	735,382
WEA Finance LLC(a) 05/10/21	4.625%	1,040,000	1,097,142
Total			28,226,424
Restaurants —%
Yum! Brands, Inc. Senior Unsecured 11/01/21	3.750%	430,000	428,514
Retailers 0.6%
CVS Caremark Corp. Senior Unsecured 12/01/22	2.750%	3,150,000	2,943,032
Gap, Inc. (The) Senior Unsecured 04/12/21	5.950%	780,000	862,702
Home Depot, Inc. (The) Senior Unsecured 04/01/41	5.950%	2,490,000	2,966,459
L Brands, Inc. Senior Unsecured 07/15/17	6.900%	920,000	1,023,500
Macy's Retail Holdings, Inc. 12/01/16	5.900%	438,000	497,548
Staples, Inc. Senior Unsecured 01/12/23	4.375%	1,400,000	1,357,188
Target Corp. Senior Unsecured 07/01/42	4.000%	760,000	691,117
Wal-Mart Stores, Inc. Senior Unsecured 04/01/40	5.625%	3,500,000	4,038,408
04/15/41	5.625%	990,000	1,145,247
Walgreen Co. Senior Unsecured 09/15/22	3.100%	1,140,000	1,080,344
Total			16,605,545
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Kroger Co. (The) 08/15/17	6.400%	1,600,000	1,846,496
Safeway, Inc. Senior Unsecured 12/01/21	4.750%	1,060,000	1,079,965
Total			2,926,461
Technology 1.0%
Apple, Inc. Senior Unsecured 05/03/23	2.400%	2,900,000	2,689,646
Cisco Systems, Inc. Senior Unsecured 02/15/39	5.900%	830,000	984,754
Dell, Inc. Senior Unsecured 09/10/15	2.300%	940,000	935,371
04/01/16	3.100%	390,000	389,537
Equifax, Inc. Senior Unsecured 12/15/22	3.300%	1,600,000	1,501,936
Fidelity National Information Services, Inc. 03/15/22	5.000%	1,160,000	1,167,250
04/15/23	3.500%	1,000,000	903,169
Hewlett-Packard Co. Senior Unsecured 06/01/21	4.300%	3,000,000	2,933,334
12/09/21	4.650%	1,260,000	1,260,116
Intel Corp. Senior Unsecured 12/15/17	1.350%	2,000,000	1,957,242
International Business Machines Corp. Senior Unsecured 07/22/16	1.950%	4,350,000	4,458,802
Intuit, Inc. Senior Unsecured 03/15/17	5.750%	2,170,000	2,410,957
Jabil Circuit, Inc. Senior Unsecured 07/15/16	7.750%	1,910,000	2,163,075
12/15/20	5.625%	440,000	455,400
Oracle Corp. Senior Unsecured 10/15/22	2.500%	2,630,000	2,425,328
Seagate Technology HDD Holdings(a) 06/01/23	4.750%	2,570,000	2,396,525
Xerox Corp. Senior Unsecured 03/15/17	2.950%	840,000	846,954
Total			29,879,396

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Textile 0.1%
Hanesbrands, Inc. 12/15/20	6.375%	590,000	629,088
PVH Corp. Senior Unsecured 12/15/22	4.500%	1,350,000	1,296,000
Total			1,925,088
Tobacco 0.2%
Altria Group, Inc. 08/06/19	9.250%	1,058,000	1,401,211
08/09/22	2.850%	3,230,000	2,986,707
Philip Morris International, Inc. Senior Unsecured 05/17/21	4.125%	1,870,000	1,976,365
Total			6,364,283
Wireless 0.6%
America Movil SAB de CV 03/30/20	5.000%	1,030,000	1,105,489
Senior Unsecured 07/16/22	3.125%	2,420,000	2,229,776
American Tower Corp. Senior Unsecured 01/15/18	4.500%	1,330,000	1,418,456
03/15/22	4.700%	1,500,000	1,512,891
CC Holdings GS V LLC /Crown Castle GS III Corp. Senior Secured 12/15/17	2.381%	1,810,000	1,781,248
04/15/23	3.849%	1,100,000	1,037,251
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured 02/01/14	5.550%	2,400,000	2,463,907
11/15/18	8.500%	1,235,000	1,604,014
Crown Castle International Corp. Senior Unsecured 01/15/23	5.250%	810,000	777,600
SBA Telecommunications, Inc. 08/15/19	8.250%	1,298,000	1,405,085
Vodafone Group PLC Senior Unsecured 02/27/17	5.625%	2,170,000	2,412,081
Total			17,747,798
Wirelines 0.9%
AT&T, Inc. Senior Unsecured 09/15/14	5.100%	1,000,000	1,050,718
08/15/21	3.875%	3,080,000	3,176,687
12/01/22	2.625%	1,500,000	1,373,003

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/39	6.550%	2,380,000	2,732,859
12/15/42	4.300%	2,020,000	1,759,196
British Telecommunications PLC Senior Unsecured 01/15/18	5.950%	3,115,000	3,585,458
CenturyLink, Inc. Senior Unsecured 09/15/19	6.150%	1,505,000	1,565,200
Deutsche Telekom International Finance BV 08/20/18	6.750%	2,370,000	2,856,826
Deutsche Telekom International Finance BV(a) 03/06/17	2.250%	940,000	944,530
Orange SA Senior Unsecured 07/08/14	4.375%	1,300,000	1,338,851
Telecom Italia Capital SA 06/04/18	6.999%	1,320,000	1,451,073
Telefonica Emisiones SAU 07/15/19	5.877%	1,200,000	1,295,466
02/16/21	5.462%	1,390,000	1,431,959
Verizon Communications, Inc. Senior Unsecured 04/01/39	7.350%	1,520,000	1,960,715
11/01/41	4.750%	420,000	399,456
Windstream Corp. 11/01/17	7.875%	490,000	537,775
Total			27,459,772
Total Corporate Bonds & Notes (Cost: $736,375,615)			740,397,551

Residential Mortgage-Backed Securities — Agency 30.8%

Federal Home Loan Mortgage Corp.(b)(c) 06/01/43	1.750%	3,000,000	3,005,004
05/01/43	1.847%	5,454,015	5,487,211
02/01/43	1.970%	3,639,471	3,670,882
12/01/42	2.075%	8,579,794	8,585,890
02/01/43	2.364%	7,258,594	7,201,608
03/01/43	2.370%	8,923,948	8,829,728
05/01/41	2.592%	1,377,932	1,425,493
04/01/42	2.904%	909,130	928,068
07/01/40	3.238%	1,855,953	1,951,532
07/01/41	3.287%	5,719,322	5,904,777
07/01/40	3.569%	1,904,453	2,009,878
02/01/41	3.743%	1,782,253	1,865,315
07/01/41	3.805%	3,426,001	3,595,813
09/01/40	4.041%	2,748,216	2,909,619
07/01/41	4.363%	4,510,178	4,746,292
05/01/35	5.206%	1,000,086	1,066,593
04/01/38	5.395%	3,519,489	3,746,029

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/38	5.799%	6,369,107	6,726,465
06/01/38	5.969%	8,187,635	8,810,953
08/01/36	6.134%	2,214,818	2,384,407
CMO Series 2684 Class FP 01/15/33	0.693%	4,046,773	4,053,337
Federal Home Loan Mortgage Corp.(c) 04/01/41	4.000%	18,528,528	19,528,285
11/01/22 - 06/01/33	5.000%	4,551,502	4,880,138
03/01/34 - 08/01/38	5.500%	9,756,481	10,516,697
02/01/38	6.000%	3,775,420	4,095,102
Federal National Mortgage Association(b)(c) 04/01/42	2.713%	5,243,299	5,319,539
08/01/41	3.085%	3,407,134	3,511,181
09/01/41	3.332%	1,747,374	1,800,310
08/01/40	3.834%	2,186,461	2,297,840
10/01/40	3.933%	3,656,572	3,856,948
03/01/40	3.953%	2,332,389	2,479,104
06/01/38	5.422%	3,397,607	3,659,466
11/01/37	5.946%	775,607	847,592
CMO Series 2005-106 Class UF 11/25/35	0.493%	4,318,783	4,332,477
CMO Series 2006-43 Class FM 06/25/36	0.493%	1,722,294	1,722,031
CMO Series 2007-36 Class FB 04/25/37	0.593%	6,434,211	6,484,977
Federal National Mortgage Association(c) 10/01/41 - 05/01/42	3.500%	15,424,646	15,680,601
10/01/40 - 01/01/42	4.000%	49,250,712	51,443,453
07/01/33 - 07/01/41	4.500%	57,377,116	62,059,195
07/01/31 - 08/01/39	5.000%	54,357,597	59,309,608
04/01/33 - 01/01/39	5.500%	40,303,281	43,978,457
12/01/33 - 09/01/37	6.000%	20,306,009	22,375,635
08/01/18 - 05/01/39	6.500%	3,766,203	4,187,061
Federal National Mortgage Association(c)(d) 07/01/43	3.000%	17,000,000	16,609,530
08/01/43	3.500%	72,500,000	73,406,246
07/01/43	4.000%	53,750,000	55,994,482
07/01/43	4.500%	64,000,000	67,720,000
07/01/43	5.000%	45,000,000	48,427,735
07/01/43	5.500%	25,000,000	27,152,345
Government National Mortgage Association(c) 06/20/42 - 07/20/42	3.500%	18,046,458	18,552,596
07/15/40 - 11/20/40	4.000%	31,128,763	32,800,114

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/40 - 06/15/41	4.500%	54,575,012	59,206,914
07/20/39 - 10/20/40	5.000%	30,879,018	33,780,096
Government National Mortgage Association(c)(d) 07/01/43	4.000%	48,000,000	50,310,000
Total Residential Mortgage-Backed Securities — Agency (Cost: $903,339,942)			907,230,649

Residential Mortgage-Backed Securities —
Non-Agency 3.8%

Banc of America Mortgage Securities, Inc. CMO Series 2004-7 Class 7A1(c) 08/25/19	5.000%	587,829	601,406
Banc of America Mortgage Trust CMO Series 2005-1 Class 1A15(c) 02/25/35	5.500%	2,973,000	3,042,883
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1(b)(c) 02/25/36	2.370%	1,746,929	1,677,102
Chase Mortgage Financial Corp. CMO Series 2006-S4 Class A3(c) 12/25/36	6.000%	896,381	823,346
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3(c) 09/25/37	6.000%	1,174,885	1,200,608
Citigroup Mortgage Loan Trust, Inc.(b)(c) CMO Series 2004-UST1 Class A4 08/25/34	2.357%	1,770,449	1,765,765
CMO Series 2005-4 Class A 08/25/35	5.292%	2,960,879	2,944,898
Countrywide Home Loan Mortgage Pass-Through Trust(c) CMO Series 2003-35 Class 1A3 09/25/18	5.000%	982,348	1,011,682
CMO Series 2004-4 Class A19 05/25/34	5.250%	1,982,457	2,034,560
CMO Series 2004-5 Class 2A4 05/25/34	5.500%	550,712	568,800
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1(b)(c) 12/25/33	2.764%	978,367	964,907
First Horizon Asset Securities, Inc. CMO Series 2005-AR3 Class 4A1(b)(c) 08/25/35	5.288%	2,615,836	2,531,051
GSR Mortgage Loan Trust CMO Series 2005-AR6 Class 2A1(b)(c) 09/25/35	2.664%	5,946,945	5,842,071

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JP Morgan Mortgage Trust CMO Series 2005-A4 Class 1A1(b)(c) 07/25/35	5.263%	5,324,475	5,456,581
JPMorgan Mortgage Trust(a)(b)(c) CMO Series 2013-1 Class 2A2 03/01/43	2.500%	7,452,022	7,252,494
JPMorgan Mortgage Trust(b)(c) CMO Series 2005-A4 Class 2A1 07/25/35	2.784%	2,843,371	2,773,553
CMO Series 2005-S2 Class 3A1 02/25/32	6.889%	1,850,559	1,866,868
CMO Series 2006-A3 Class 7A1 04/25/35	2.897%	4,520,766	4,593,622
JPMorgan Mortgage Trust(c) CMO Series 2004-S2 Class 1A3 11/25/19	4.750%	924,952	932,730
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7(b)(c) 11/21/34	2.625%	1,664,506	1,698,677
PHH Mortgage Capital LLC CMO Series 2007-6 Class A1(b)(c) 12/18/37	5.733%	1,394,200	1,440,707
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1(b)(c) 05/25/35	2.746%	2,639,743	2,651,136
Sequoia Mortgage Trust CMO Series 2012-1 Class 1A1(b)(c) 01/25/42	2.865%	1,555,372	1,529,067
WaMu Mortgage Pass-Through Certificates CMO Series 2003-S11 Class 3A5(c) 11/25/33	5.950%	1,025,087	1,085,607
Wells Fargo Mortgage Backed Securities Trust CMO Series 2005-AR16 Class 3A2(b)(c) 03/25/35	2.682%	7,541,227	7,579,581
Wells Fargo Mortgage-Backed Securities Trust(b)(c) CMO Series 2004-A Class A1 02/25/34	4.904%	1,190,906	1,191,920
CMO Series 2004-K Class 2A6 07/25/34	4.728%	2,419,964	2,430,643
CMO Series 2004-Z Class 2A2 12/25/34	2.624%	8,539,106	8,611,722
CMO Series 2005-AR14 Class A1 08/25/35	5.330%	1,661,592	1,679,681
CMO Series 2005-AR2 Class 3A1 03/25/35	2.663%	2,940,070	2,985,712
CMO Series 2005-AR8 Class 2A1 06/25/35	2.720%	842,870	845,757
CMO Series 2007-AR10 Class 1A1 01/25/38	6.050%	1,301,467	1,275,425

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust(c) CMO Series 2004-4 Class A9 05/25/34	5.500%	2,070,713	2,150,285
CMO Series 2005-17 Class 1A1 01/25/36	5.500%	487,410	489,958
CMO Series 2005-5 Class 1A1 05/25/20	5.000%	379,176	396,752
CMO Series 2005-9 Class 1A11 10/25/35	5.500%	2,630,362	2,688,540
CMO Series 2005-9 Class 2A9 10/25/35	5.250%	3,468,000	3,553,684
CMO Series 2006-10 Class A4 08/25/36	6.000%	2,358,510	2,411,416
CMO Series 2006-13 Class A5 10/25/36	6.000%	5,958,114	6,019,196
CMO Series 2006-3 Class A9 03/25/36	5.500%	535,293	533,771
CMO Series 2007-13 Class A1 09/25/37	6.000%	1,640,451	1,641,536
CMO Series 2007-14 Class 2A2 10/25/22	5.500%	4,729,596	5,013,732
CMO Series 2007-16 Class 1A1 12/28/37	6.000%	2,399,373	2,496,600
CMO Series 2007-3 Class 3A1 04/25/22	5.500%	891,834	920,569
CMO Series 2007-9 Class 1A8 07/25/37	5.500%	1,361,317	1,385,613
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $112,561,181)			112,592,214

Commercial Mortgage-Backed Securities — Non-Agency 5.7%

BAMLL Commercial Mortgage Securities Trust Series 2012-PARK Class A(a)(c) 12/10/30	2.959%	6,000,000	5,629,734
BB-UBS Trust Series 2012-SHOW Class A(a)(c) 11/05/36	3.430%	4,000,000	3,678,520
Banc of America Merrill Lynch Commercial Mortgage, Inc.(b)(c) Series 2005-5 Class A4 10/10/45	5.115%	5,650,000	6,078,276
Series 2005-5 Class AM 10/10/45	5.176%	2,850,000	3,032,334
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c) Series 2004-6 Class A3 12/10/42	4.512%	306,054	307,016
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A4(c) 02/11/41	4.715%	1,049,334	1,060,666

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup/Deutsche Bank Commercial Mortgage Trust(b)(c) Series 2005-CD1 Class A3 07/15/44	5.392%	1,800,000	1,822,180
Series 2005-CD1 Class AM 07/15/44	5.392%	2,450,000	2,611,788
Commercial Mortgage Pass-Through Certificates Series 2004-LB2A Class A4(c) 03/10/39	4.715%	7,595,292	7,700,799
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2(b)(c) 05/15/36	5.416%	5,400,000	5,496,779
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A5(b)(c) 07/10/45	4.979%	565,656	566,198
GS Mortgage Securities Corp. II(a)(c) Series 2012-ALOH Class A 04/10/34	3.551%	5,875,000	5,784,543
GS Mortgage Securities Corp. II(b)(c) Series 2004-GG2 Class A6 08/10/38	5.396%	7,060,000	7,272,216
GS Mortgage Securities Corp. II(c) Series 2005-GG4 Class A4 07/10/39	4.761%	7,600,000	8,042,198
Series 2005-GG4 Class A4A 07/10/39	4.751%	11,000,000	11,553,883
Greenwich Capital Commercial Funding Corp.(b)(c) Series 2004-GG1 Class A7 06/10/36	5.317%	3,065,746	3,122,331
Series 2005-GG3 Class A4 08/10/42	4.799%	3,500,000	3,651,105
Series 2005-GG3 Class AJ 08/10/42	4.859%	1,900,000	1,970,836
Greenwich Capital Commercial Funding Corp.(c) Series 2005-GG3 Class A3 08/10/42	4.569%	2,261,456	2,259,696
Irvine Core Office Trust Series 2013-IRV Class A2(a)(b)(c) 05/15/48	3.305%	4,825,000	4,542,390
LB-UBS Commercial Mortgage Trust(b)(c) Series 2004-C4 Class A4 06/15/29	5.712%	6,100,000	6,274,063
Series 2004-C8 Class AJ 12/15/39	4.858%	1,250,000	1,295,461
Series 2005-C5 Class AM 09/15/40	5.017%	7,000,000	7,406,182
Series 2005-C7 Class AM 11/15/40	5.263%	5,130,000	5,474,633
LB-UBS Commercial Mortgage Trust(c) Series 2004-C1 Class A4 01/15/31	4.568%	4,976,653	5,086,687

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004-C2 Class A4 03/15/36	4.367%	4,550,000	4,629,498
Series 2004-C7 Class A5 10/15/29	4.628%	872,445	879,030
Series 2005-C2 Class A4 04/15/30	4.998%	1,996,756	2,024,264
Series 2005-C3 Class A5 07/15/30	4.739%	6,250,000	6,569,894
Morgan Stanley Capital I Trust Series 2004-T13 Class A4(c) 09/13/45	4.660%	6,598,781	6,642,095
Morgan Stanley Capital I, Inc.(c) Series 2005-T17 Class A5 12/13/41	4.780%	8,785,212	9,143,824
Series 2005-HQ6 Class A2A 08/13/42	4.882%	683,088	681,591
Wachovia Bank Commercial Mortgage Trust(b)(c) Series 2004-C12 Class A4 07/15/41	5.478%	9,850,000	10,096,398
Wachovia Bank Commercial Mortgage Trust(c) Series 2004-C15 Class A3 10/15/41	4.502%	566,373	572,394
Series 2004-C15 Class A4 10/15/41	4.803%	13,475,500	14,005,060
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $170,679,473)			166,964,562
U.S. Treasury Obligations 34.9%
U.S. Treasury 08/15/13	0.750%	28,000,000	28,024,099
09/15/13	0.750%	17,000,000	17,023,239
10/15/13	0.500%	39,000,000	39,044,187
12/15/13	0.750%	35,000,000	35,103,907
01/31/14	0.250%	30,000,000	30,022,260
02/15/14	1.250%	40,600,000	40,879,125
03/15/14	1.250%	42,000,000	42,328,125
04/15/14	1.250%	20,000,000	20,168,750
10/15/14	0.500%	34,000,000	34,122,196
05/31/15	0.250%	25,000,000	24,957,031
11/15/15	0.375%	60,000,000	59,868,720
06/15/16	0.500%	25,000,000	24,895,312
06/30/16	1.500%	2,000,000	2,048,282
07/31/16	1.500%	33,200,000	33,991,090
11/30/16	0.875%	16,800,000	16,810,500
01/31/17	0.875%	43,100,000	43,032,678
02/28/17	0.875%	38,000,000	37,905,000
06/30/17	0.750%	6,000,000	5,925,000
07/31/17	0.500%	22,000,000	21,472,352
07/31/17	2.375%	14,100,000	14,822,625
10/31/17	0.750%	50,800,000	49,843,533
10/31/17	1.875%	3,500,000	3,601,171

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/18	0.875%	61,000,000	59,913,468
05/31/18	1.000%	50,210,000	49,346,991
09/30/18	1.375%	2,400,000	2,389,500
11/30/18	1.375%	11,800,000	11,718,875
11/30/19	1.000%	25,000,000	23,818,350
11/15/22	1.625%	11,500,000	10,734,531
05/15/23	1.750%	68,400,000	64,060,841
08/15/26	6.750%	2,900,000	4,152,438
02/15/31	5.375%	56,950,000	74,186,259
02/15/40	4.625%	800,000	974,875
05/15/41	4.375%	1,200,000	1,407,374
11/15/42	2.750%	42,800,000	36,881,562
02/15/43	3.125%	30,300,000	28,283,171
05/15/43	2.875%	3,150,000	2,786,273
U.S. Treasury(d) 06/30/18	1.375%	30,840,000	30,823,131
Total U.S. Treasury Obligations (Cost: $1,042,210,843)			1,027,366,821

U.S. Government & Agency Obligations 0.1%

Federal National Mortgage Association 11/15/30	6.625%	1,500,000	2,035,539
Total U.S. Government & Agency Obligations (Cost: $2,254,295)			2,035,539

Foreign Government Obligations(e) 2.7%

Brazil 0.5%
Brazilian Government International Bond Senior Unsecured 01/15/19	5.875%	4,960,000	5,649,440
01/22/21	4.875%	1,870,000	2,004,644
Petrobras Global Finance BV 05/20/23	4.375%	1,000,000	917,342
Petrobras International Finance Co. 01/20/20	5.750%	2,140,000	2,226,409
01/27/21	5.375%	3,470,000	3,509,967
Total			14,307,802
Canada 0.1%
Province of Ontario Senior Unsecured 04/27/16	5.450%	1,550,000	1,744,680
09/21/16	1.600%	1,700,000	1,724,949
Total			3,469,629

Foreign Government Obligations(e) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 0.1%
Chile Government International Bond Senior Unsecured 09/14/21	3.250%	1,600,000	1,600,000
10/30/42	3.625%	800,000	660,000
Total			2,260,000
Colombia 0.1%
Colombia Government International Bond Senior Unsecured 07/12/21	4.375%	2,450,000	2,551,675
Germany 0.3%
KFW Government Guaranteed 10/15/14	4.125%	2,290,000	2,397,509
06/01/16	2.000%	4,000,000	4,137,600
10/04/22	2.000%	2,000,000	1,876,930
Total			8,412,039
Italy —%
Republic of Italy Senior Unsecured 09/27/23	6.875%	900,000	1,043,460
Mexico 0.6%
Mexico Government International Bond Senior Unsecured 01/15/17	5.625%	925,000	1,028,137
03/19/19	5.950%	4,720,000	5,402,040
01/15/20	5.125%	2,900,000	3,187,100
01/11/40	6.050%	1,210,000	1,318,900
03/08/44	4.750%	1,720,000	1,530,800
Pemex Project Funding Master Trust 03/05/20	6.000%	1,635,000	1,798,500
06/15/35	6.625%	470,000	493,500
Petroleos Mexicanos 01/24/22	4.875%	960,000	979,200
06/02/41	6.500%	850,000	877,625
Petroleos Mexicanos(a) 01/30/23	3.500%	670,000	618,075
06/27/44	5.500%	700,000	630,000
Total			17,863,877
Norway 0.1%
Statoil ASA 01/17/23	2.450%	2,250,000	2,084,360
05/15/43	3.950%	540,000	488,404
Total			2,572,764

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Foreign Government Obligations(e) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Peru 0.1%
Peruvian Government International Bond Senior Unsecured 03/14/37	6.550%		780,000	920,400
11/18/50	5.625%		1,200,000	1,236,000
Total				2,156,400
Poland 0.1%
Poland Government International Bond Senior Unsecured 07/16/15	3.875%		530,000	554,486
04/21/21	5.125%		1,095,000	1,193,550
03/17/23	3.000%		1,600,000	1,452,621
Total				3,200,657
South Korea 0.1%
Korea Development Bank (The) Senior Unsecured 03/09/16	3.250%		1,450,000	1,493,726
09/09/16	4.000%		1,550,000	1,640,576
Total				3,134,302
Turkey —%
Turkey Government International Bond Senior Unsecured 03/23/23	3.250%		1,190,000	1,047,200
United Kingdom 0.6%
United Kingdom Gilt 12/07/42	4.500%	GBP	9,475,000	17,063,485
Uruguay —%
Uruguay Government International Bond Senior Unsecured 11/20/45	4.125%		760,000	619,400
Total Foreign Government Obligations (Cost: $82,093,690)				79,702,690

Municipal Bonds 1.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010 02/15/50	7.499%	500,000	622,935

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bay Area Toll Authority Revenue Bonds Build America Bonds Series 2010-S1 04/01/40	6.918%	725,000	906,395
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1 12/01/37	6.271%	950,000	1,139,041
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B 07/01/30	5.722%	2,050,000	2,260,432
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010 08/01/49	6.750%	1,550,000	1,942,336
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010 07/01/41	5.754%	850,000	968,456
Metropolitan Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010 11/15/40	6.687%	1,000,000	1,201,460
11/15/40	6.814%	1,100,000	1,302,763
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009 05/01/33	5.445%	1,700,000	1,891,437
New Jersey State Turnpike Authority Revenue Bonds Taxable Build America Bonds Series 2009 01/01/40	7.414%	1,275,000	1,703,272
Series 2010A 01/01/41	7.102%	1,520,000	1,963,612
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010 06/15/42	5.724%	2,000,000	2,280,640
Ohio State University (The) Revenue Bonds Build America Bonds Series 2010 06/01/40	4.910%	120,000	118,822

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2 12/01/34	4.879%	1,160,000	1,202,154
Port Authority of New York & New Jersey Revenue Bonds Consolidated #168 Series 2011 10/01/51	4.926%	1,500,000	1,495,785
Consolidated 174th Series 2012 10/01/62	4.458%	1,990,000	1,804,353
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010 05/15/36	6.156%	900,000	1,007,604
San Francisco City & County Public Utilities Commission Revenue Bonds Build America Bonds Series 2010 11/01/40	6.000%	1,050,000	1,203,667
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010 04/01/32	5.876%	2,220,000	2,482,826
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009 10/01/39	7.300%	800,000	1,039,056
Series 2010 11/01/40	7.600%	595,000	803,161
Taxable Build America Bonds Series 2009 04/01/39	7.550%	1,000,000	1,338,370
State of Illinois Unlimited General Obligation Bonds Taxable Pension Bonds Series 2003 06/01/33	5.100%	2,720,000	2,564,906

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010 08/01/40	5.140%	3,000,000	3,324,030
University of Texas Revenue Bonds Build America Bonds Series 2010D 08/15/42	5.134%	2,000,000	2,170,840
Total Municipal Bonds (Cost: $35,374,452)			38,738,353

Treasury Bills 0.9%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
U.S. Treasury Bills 11/21/13	0.060%	24,992,499	24,993,545
Total Treasury Bills (Cost: $24,992,499)			24,993,545

Money Market Funds 6.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(f)(g)	200,616,398	200,616,398
Total Money Market Funds (Cost: $200,616,398)		200,616,398
Total Investments (Cost: $3,310,498,388)		3,300,638,322
Other Assets & Liabilities, Net		(356,547,743)
Net Assets		2,944,090,579

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Westpac Banking Corp.	September 17, 2013	11,800,000 (GBP)	18,448,144 (USD)	510,230	—
Deutsche Bank Securities, Inc.	September 17, 2013	313,127 (USD)	200,000 (GBP)	—	(9,095)
Total				510,230	(9,095)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $77,053,902 or 2.62% of net assets.

(b)  Variable rate security.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(f)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(g)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	117,304,672	651,439,588	(568,127,862)	200,616,398	94,043	200,616,398

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

Currency Legend

GBP  British Pound

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	—	1,434,125	1,434,125
All Other Industries	—	738,963,426	—	738,963,426
Residential Mortgage-Backed Securities — Agency	—	907,230,649	—	907,230,649
Residential Mortgage-Backed Securities — Non-Agency	—	112,592,214	—	112,592,214
Commercial Mortgage-Backed Securities — Non-Agency	—	166,964,562	—	166,964,562
U.S. Treasury Obligations	1,027,366,821	—	—	1,027,366,821
U.S. Government & Agency Obligations	—	2,035,539	—	2,035,539
Foreign Government Obligations	—	79,702,690	—	79,702,690
Municipal Bonds	—	38,738,353	—	38,738,353
Total Bonds	1,027,366,821	2,046,227,433	1,434,125	3,075,028,379
Short-Term Securities
Treasury Bills	24,993,545	—	—	24,993,545
Total Short-Term Securities	24,993,545	—	—	24,993,545

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other
Money Market Funds	200,616,398	—	—	200,616,398
Total Other	200,616,398	—	—	200,616,398
Investments in Securities	1,252,976,764	2,046,227,433	1,434,125	3,300,638,322
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	510,230	—	510,230
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9,095)	—	(9,095)
Total	1,252,976,764	2,046,728,568	1,434,125	3,301,139,457

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of December 31, 2012	—
Accrued discounts/premiums	(176)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(78,887)
Sales	—
Purchases	1,513,188
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2013	1,434,125

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $(78,887).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — American Century Growth Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.8%

Issuer	Shares	Value ($)
Consumer Discretionary 18.6%
Automobiles 0.9%
Harley-Davidson, Inc.	193,774	10,622,691
Hotels, Restaurants & Leisure 3.2%
Marriott International, Inc., Class A	247,416	9,988,184
McDonald's Corp.	175,532	17,377,668
Starbucks Corp.	129,008	8,448,734
Total		35,814,586
Household Durables 0.7%
Mohawk Industries, Inc.(a)	66,677	7,500,496
Internet & Catalog Retail 1.7%
Amazon.com, Inc.(a)	38,752	10,761,043
Expedia, Inc.	143,138	8,609,750
Total		19,370,793
Media 5.7%
CBS Corp., Class B Non Voting	191,940	9,380,108
Comcast Corp., Class A	616,068	25,800,928
Discovery Communications, Inc.(a)	92,212	6,423,488
Scripps Networks Interactive, Inc., Class A	108,427	7,238,586
Viacom, Inc., Class B	213,500	14,528,675
Total		63,371,785
Multiline Retail 0.6%
Target Corp.	93,395	6,431,180
Specialty Retail 4.4%
Chico's FAS, Inc.	181,941	3,103,914
Foot Locker, Inc.	95,421	3,352,140
GNC Holdings, Inc., Class A	188,487	8,333,010
Home Depot, Inc. (The)	208,626	16,162,256
Lowe's Companies, Inc.	293,442	12,001,778
Urban Outfitters, Inc.(a)	152,824	6,146,581
Total		49,099,679
Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc.	148,120	8,456,171
PVH Corp.	56,594	7,077,079
Total		15,533,250
Total Consumer Discretionary		207,744,460

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 12.6%
Beverages 5.1%
Beam, Inc.	42,572	2,686,719
Brown-Forman Corp., Class B	45,326	3,061,771
Coca-Cola Co. (The)	615,358	24,682,010
Monster Beverage Corp.(a)	43,673	2,654,008
PepsiCo, Inc.	295,800	24,193,482
Total		57,277,990
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	115,095	12,726,054
Wal-Mart Stores, Inc.	109,465	8,154,048
Whole Foods Market, Inc.	184,193	9,482,256
Total		30,362,358
Food Products 1.5%
Annie's, Inc.(a)	49,130	2,099,816
Hershey Co. (The)	47,628	4,252,228
Mead Johnson Nutrition Co.	98,742	7,823,329
Pinnacle Foods, Inc.	116,302	2,808,693
Total		16,984,066
Household Products 0.4%
Procter & Gamble Co. (The)	50,615	3,896,849
Personal Products 0.5%
Estee Lauder Companies, Inc. (The), Class A	88,272	5,805,649
Tobacco 2.4%
Philip Morris International, Inc.	304,417	26,368,600
Total Consumer Staples		140,695,512
Energy 5.3%
Energy Equipment & Services 2.8%
Cameron International Corp.(a)	123,017	7,523,720
Core Laboratories NV	23,365	3,543,536
Oceaneering International, Inc.	133,299	9,624,188
Schlumberger Ltd.	144,344	10,343,691
Total		31,035,135
Oil, Gas & Consumable Fuels 2.5%
EOG Resources, Inc.	80,126	10,550,992
Noble Energy, Inc.	153,851	9,237,214
Occidental Petroleum Corp.	96,206	8,584,461
Total		28,372,667
Total Energy		59,407,802

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 4.2%
Capital Markets 0.9%
Franklin Resources, Inc.	74,345	10,112,407
Commercial Banks 0.8%
SunTrust Banks, Inc.	274,476	8,665,207
Insurance 0.6%
MetLife, Inc.	73,439	3,360,568
Travelers Companies, Inc. (The)	44,954	3,592,724
Total		6,953,292
Real Estate Investment Trusts (REITs) 1.3%
American Campus Communities, Inc.	101,520	4,127,803
Simon Property Group, Inc.	69,530	10,980,178
Total		15,107,981
Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A(a)	264,949	6,189,209
Total Financials		47,028,096
Health Care 13.5%
Biotechnology 4.0%
Alexion Pharmaceuticals, Inc.(a)	98,604	9,095,233
Amgen, Inc.	137,410	13,556,871
Gilead Sciences, Inc.(a)	300,025	15,364,280
Regeneron Pharmaceuticals, Inc.(a)	29,639	6,665,218
Total		44,681,602
Health Care Equipment & Supplies 2.4%
CareFusion Corp.(a)	72,901	2,686,402
Cooper Companies, Inc. (The)	26,077	3,104,467
Covidien PLC	56,013	3,519,857
DENTSPLY International, Inc.	62,113	2,544,148
IDEXX Laboratories, Inc.(a)	49,577	4,451,023
Intuitive Surgical, Inc.(a)	16,803	8,512,064
ResMed, Inc.	59,818	2,699,586
Total		27,517,547
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	148,089	6,989,801
Express Scripts Holding Co.(a)	205,937	12,704,253
Total		19,694,054
Life Sciences Tools & Services 0.6%
Waters Corp.(a)	63,670	6,370,184

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 4.7%
AbbVie, Inc.	364,287	15,059,625
Allergan, Inc.	116,620	9,824,069
Bristol-Myers Squibb Co.	404,619	18,082,423
Eli Lilly & Co.	127,103	6,243,299
Zoetis, Inc.	127,846	3,949,163
Total		53,158,579
Total Health Care		151,421,966
Industrials 12.6%
Aerospace & Defense 5.3%
Boeing Co. (The)	78,772	8,069,404
Honeywell International, Inc.	242,833	19,266,370
Precision Castparts Corp.	55,484	12,539,939
Textron, Inc.	195,145	5,083,527
United Technologies Corp.	149,082	13,855,681
Total		58,814,921
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	208,626	18,041,977
Airlines 0.3%
Alaska Air Group, Inc.(a)	58,490	3,041,480
Commercial Services & Supplies 0.5%
Tyco International Ltd.	175,673	5,788,425
Electrical Equipment 1.0%
Regal-Beloit Corp.	34,999	2,269,335
Rockwell Automation, Inc.	102,656	8,534,820
Total		10,804,155
Industrial Conglomerates 0.7%
Danaher Corp.	131,230	8,306,859
Machinery 1.5%
Flowserve Corp.	74,673	4,033,089
Lincoln Electric Holdings, Inc.	56,183	3,217,600
Parker Hannifin Corp.	97,195	9,272,403
Total		16,523,092
Road & Rail 1.7%
Union Pacific Corp.	127,140	19,615,159
Total Industrials		140,936,068

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 26.7%
Communications Equipment 3.1%
Cisco Systems, Inc.	402,685	9,789,272
F5 Networks, Inc.(a)	92,628	6,372,806
QUALCOMM, Inc.	208,972	12,764,010
Riverbed Technology, Inc.(a)	347,074	5,400,472
Total		34,326,560
Computers & Peripherals 6.3%
Apple, Inc.	106,328	42,114,394
EMC Corp.	464,437	10,970,002
NetApp, Inc.(a)	290,124	10,960,885
Seagate Technology PLC	150,304	6,738,128
Total		70,783,409
Electronic Equipment, Instruments & Components 0.4%
Trimble Navigation Ltd.(a)	193,616	5,035,952
Internet Software & Services 4.4%
eBay, Inc.(a)	266,643	13,790,776
Google, Inc., Class A(a)	39,847	35,080,103
Total		48,870,879
IT Services 3.4%
International Business Machines Corp.	83,018	15,865,570
Mastercard, Inc., Class A	39,444	22,660,578
Total		38,526,148
Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	178,731	5,896,336
Freescale Semiconductor Holdings I Ltd.(a)	244,162	3,308,395
Linear Technology Corp.	260,106	9,582,305
Teradyne, Inc.(a)	328,122	5,765,104
Total		24,552,140
Software 6.9%
Cadence Design Systems, Inc.(a)	422,021	6,110,864
CommVault Systems, Inc.(a)	30,259	2,296,355
Electronic Arts, Inc.(a)	315,850	7,255,074
Microsoft Corp.	916,001	31,629,515
NetSuite, Inc.(a)	28,454	2,610,370
Oracle Corp.	653,630	20,079,514
Splunk, Inc.(a)	52,462	2,432,138
Symantec Corp.	200,627	4,508,089
Total		76,921,919
Total Information Technology		299,017,007

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 3.3%
Chemicals 2.8%
Agrium, Inc.	57,366	4,988,547
Huntsman Corp.	77,488	1,283,201
LyondellBasell Industries NV, Class A	41,793	2,769,204
Monsanto Co.	183,783	18,157,761
WR Grace & Co.(a)	49,577	4,166,451
Total		31,365,164
Metals & Mining 0.5%
Nucor Corp.	136,230	5,901,484
Total Materials		37,266,648
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.1%
CenturyLink, Inc.	42,244	1,493,326
Verizon Communications, Inc.	214,400	10,792,896
Total		12,286,222
Wireless Telecommunication Services 0.5%
SBA Communications Corp., Class A(a)	70,241	5,206,263
Total Telecommunication Services		17,492,485
Utilities 0.4%
Multi-Utilities 0.4%
DTE Energy Co.	64,830	4,344,258
Total Utilities		4,344,258
Total Common Stocks (Cost: $983,690,366)		1,105,354,302
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	13,845,104	13,845,104
Total Money Market Funds (Cost: $13,845,104)		13,845,104
Total Investments (Cost: $997,535,470)		1,119,199,406
Other Assets & Liabilities, Net		127,454
Net Assets		1,119,326,860

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Growth Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,993,017	136,821,981	(126,969,894)	13,845,104	6,699	13,845,104

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Growth Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	207,744,460	—	—	207,744,460
Consumer Staples	140,695,512	—	—	140,695,512
Energy	59,407,802	—	—	59,407,802
Financials	47,028,096	—	—	47,028,096
Health Care	151,421,966	—	—	151,421,966
Industrials	140,936,068	—	—	140,936,068
Information Technology	299,017,007	—	—	299,017,007
Materials	37,266,648	—	—	37,266,648
Telecommunication Services	17,492,485	—	—	17,492,485
Utilities	4,344,258	—	—	4,344,258
Total Equity Securities	1,105,354,302	—	—	1,105,354,302
Other
Money Market Funds	13,845,104	—	—	13,845,104
Total Other	13,845,104	—	—	13,845,104
Total	1,119,199,406	—	—	1,119,199,406

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.2%

Issuer	Shares	Value ($)
Argentina 0.3%
Arcos Dorados Holdings, Inc., Class A	152,340	1,779,331
Australia 2.9%
Austbrokers Holdings Ltd.	82,125	814,760
Beadell Resources Ltd(a)	4,708,336	2,196,637
Challenger Ltd.	944,082	3,442,618
Commonwealth Property Office Fund	3,195,000	3,202,071
Domino's Pizza Enterprises Ltd.	236,973	2,422,864
Insurance Australia Group Ltd.	515,000	2,556,305
Regis Resources Ltd.(a)	545,037	1,442,788
SAI Global Ltd.	680,000	2,252,597
Total		18,330,640
Belgium 0.4%
EVS Broadcast Equipment SA	37,144	2,575,244
Brazil 1.6%
Linx SA	84,600	1,415,719
Localiza Rent a Car SA	280,000	3,959,038
Mills Estruturas e Servicos de Engenharia SA	101,900	1,380,983
Multiplus SA	120,000	1,773,097
Odontoprev SA	427,800	1,761,930
Total		10,290,767
Cambodia 0.6%
NagaCorp Ltd.	5,078,000	3,946,876
Canada 3.8%
AG Growth International, Inc.	50,500	1,639,317
Alliance Grain Traders, Inc.	83,321	1,160,647
Americas Petrogas, Inc.(a)	27,408	23,194
Athabasca Oil Corp.(a)	42,000	259,979
Baytex Energy Corp.	24,713	890,580
Black Diamond Group Ltd.	62,994	1,338,705
CAE, Inc.	269,810	2,798,923
CCL Industries, Inc., Class B(a)	110,158	6,795,713
Crew Energy, Inc.(a)	30,400	149,731
DeeThree Exploration Ltd.(a)	151,570	1,095,305
Horizon North Logistics, Inc.	160,931	971,676
Madalena Ventures, Inc.(a)	284,000	75,611
Onex Corp.	55,282	2,508,374
Common Stocks (continued)

Issuer	Shares	Value ($)
Pan Orient Energy Corp.	132,433	205,254
ShawCor Ltd.	91,793	3,627,381
Southern Arc Minerals, Inc.(a)	619,992	70,742
Turquoise Hill Resources Ltd.(a)	81,919	485,779
Total		24,096,911
Cayman Islands 1.0%
Biostime International Holdings Ltd.	117,500	657,069
Ginko International Co., Ltd.	110,000	1,843,315
WuXi PharmaTech (Cayman), Inc. ADR(a)	185,192	3,889,032
Total		6,389,416
Chile 0.6%
Empresas Hites SA	2,000,000	1,571,105
Sociedad Quimica y Minera de Chile SA, ADR	57,746	2,332,939
Total		3,904,044
China 0.5%
AMVIG Holdings Ltd.	3,000,000	1,160,385
Want Want China Holdings Ltd.	1,432,000	2,007,153
Total		3,167,538
Denmark 1.9%
Jyske Bank A/S(a)	94,535	3,555,837
Novozymes A/S, Class B	112,402	3,600,261
SimCorp AS	156,522	4,652,192
Total		11,808,290
Finland 0.8%
Tikkurila Oyj	96,000	2,166,589
Vacon PLC	46,712	3,097,895
Total		5,264,484
France 3.2%
Eurofins Scientific(a)	29,537	6,232,979
Gemalto NV	37,721	3,415,363
Hi-Media SA(a)	150,963	328,342
Neopost SA	93,096	6,164,046
Norbert Dentressangle SA	26,101	2,123,397
Saft Groupe SA	85,568	2,033,187
Total		20,297,314
Germany 2.7%
Aurelius AG	51,297	1,232,587
Deutsche Beteiligungs AG	22,900	550,890

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
ElringKlinger AG	41,500	1,382,949
Norma Group AG	57,974	2,096,716
Pfeiffer Vacuum Technology AG	9,698	1,004,255
Rational AG	12,551	4,201,855
TAG Immobilien AG	180,268	1,964,796
Wirecard AG	169,266	4,605,719
Total		17,039,767
Guatemala 0.3%
Tahoe Resources, Inc.(a)	137,664	1,951,669
Hong Kong 4.3%
AAC Technologies Holdings, Inc.	641,500	3,599,119
ASM Pacific Technology Ltd.	146,400	1,607,144
Digital China Holdings Ltd.	408,000	484,975
Lifestyle International Holdings Ltd.	1,773,000	3,700,584
Melco Crown Entertainment Ltd., ADR(a)	295,719	6,612,277
Melco International Development Ltd.	1,693,000	3,176,643
MGM China Holdings Ltd.	846,400	2,246,055
REXLot Holdings Ltd.	17,000,000	1,114,847
Sa Sa International Holdings Ltd.	2,538,000	2,506,326
Vitasoy International Holdings Ltd.	1,500,000	1,805,612
Total		26,853,582
India 2.2%
Adani Ports and Special Economic Zone	615,361	1,553,654
Asian Paints Ltd.	28,915	2,250,028
Bharti Infratel Ltd	485,738	1,242,031
Bosch Ltd	7,560	1,147,654
Colgate-Palmolive Co.	77,862	1,778,655
Redington India Ltd.	1,116,734	1,348,255
SKIL Ports & Logistics Ltd.(a)	135,000	202,248
TTK Prestige Ltd.	10,900	577,510
United Breweries Ltd.	158,687	1,927,835
Yes Bank Ltd.	234,010	1,808,971
Total		13,836,841
Indonesia 1.8%
Archipelago Resources PLC(a)	2,837,329	2,039,043
PT Ace Hardware Indonesia Tbk	21,000,000	1,561,899
PT Arwana Citramulia Tbk	1,505,000	484,384
PT Matahari Department Store Tbk(a)	899,000	1,051,191

Common Stocks (continued)

Issuer	Shares	Value ($)
PT Mayora Indah Tbk	406,000	1,230,401
PT Mitra Adiperkasa Tbk	630,500	442,662
PT MNC Sky Vision Tbk(a)	4,181,500	986,230
PT Surya Citra Media Tbk	3,904,399	1,071,506
PT Tower Bersama Infrastructure Tbk(a)	5,121,900	2,674,687
Total		11,542,003
Israel 0.7%
Caesarstone Sdot-Yam Ltd.(a)	69,314	1,887,420
Israel Chemicals Ltd.	266,216	2,614,357
Total		4,501,777
Italy 0.9%
Geox SpA	719,466	1,788,318
Pirelli & C SpA	309,588	3,578,881
Total		5,367,199
Japan 21.2%
Advance Residence Investment Corp.	988	2,141,971
Aica Kogyo Co., Ltd.	94,400	1,892,129
Ain Pharmaciez, Inc.	40,797	1,758,491
Ariake Japan Co., Ltd.	125,900	3,065,872
Asahi Diamond Industrial Co., Ltd.	181,000	1,710,842
Benesse Holdings, Inc.	69,500	2,507,347
Daiseki Co., Ltd.	148,100	2,590,882
Disco Corp.	35,400	2,441,640
Doshisha Co., Ltd.	141,800	2,019,653
Familymart Co., Ltd.	45,000	1,920,080
FP Corp.	30,100	2,086,954
Global One Reit	330	1,917,174
Glory Ltd.	132,000	3,096,924
Hamamatsu Photonics KK	60,000	2,166,794
Hirose Electric Co., Ltd.	19,000	2,502,493
Horiba Ltd.	21,500	784,164
Hoshizaki Electric Co., Ltd.	117,600	3,766,073
Icom, Inc.	71,000	1,722,211
Industrial & Infrastructure Fund Investment Corp.	230	2,236,905
ITOCHU Techno-Solutions Corp.	50,000	2,069,783
Japan Airport Terminal Co., Ltd.	213,300	3,376,011
Kansai Paint Co., Ltd.	405,211	5,172,582
Kenedix Realty Investment Corp.	760	3,025,386

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Kintetsu World Express, Inc.	79,108	3,165,540
Kuraray Co., Ltd.	291,400	4,084,030
LifeNet Insurance Co.(a)	138,000	1,126,635
Milbon Co., Ltd.	39,300	1,385,667
Miraca Holdings, Inc.	53,355	2,451,819
MonotaRO Co., Ltd	31,800	774,263
Mori Hills REIT Investment Corp.	327	2,042,064
Nabtesco Corp.	108,600	2,254,835
Nakanishi, Inc.	27,539	3,510,251
NGK Insulators Ltd.	207,000	2,558,017
NGK Spark Plug Co., Ltd.	225,000	4,503,349
Nihon Parkerizing Co., Ltd.	134,390	2,661,329
Nippon Kayaku Co., Ltd.	182,000	2,267,498
Nippon Prologis REIT, Inc.	260	2,256,085
Omron Corp.	60,400	1,800,706
ORIX JREIT, Inc.	3,825	4,365,820
OSG Corp.	107,700	1,611,242
Park24 Co., Ltd.	181,100	3,285,522
Rinnai Corp.	32,000	2,275,378
Sanrio Co., Ltd.	55,900	2,593,079
Santen Pharmaceutical Co., Ltd.	45,700	1,977,658
Seven Bank Ltd.	1,169,800	4,240,624
Shimano, Inc.	19,500	1,661,105
Sintokogio Ltd.	164,200	1,357,450
Start Today Co., Ltd.	258,000	5,052,050
Suruga Bank Ltd.	130,000	2,357,483
Toyo Suisan Kaisha Ltd.	64,000	2,129,455
Ushio, Inc.	198,900	2,626,220
Wacom Co., Ltd.	457,600	5,058,318
Total		133,405,853
Kazakhstan 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR	435,268	3,212,278
Luxembourg 0.6%
L'Occitane International SA	1,322,500	3,552,658
Mexico 1.8%
Bolsa Mexicana de Valores SAB de CV	707,600	1,759,518
Genomma Lab Internacional SA de CV, Class B(a)	1,491,700	2,945,997

Common Stocks (continued)

Issuer	Shares	Value ($)
Gruma SAB de CV(a)	537,527	2,443,408
Grupo Aeroportuario del Sureste SAB de CV, ADR	25,348	2,819,711
Qualitas Controladora SAB de CV	567,234	1,357,077
Total		11,325,711
Mongolia 0.3%
Mongolian Mining Corp.(a)	6,656,700	1,234,950
Turquoise Hill Resources Ltd.(a)	96,235	570,986
Total		1,805,936
Netherlands 3.5%
Aalberts Industries NV	251,510	5,621,191
Arcadis NV	90,429	2,435,015
Core Laboratories NV	12,136	1,840,546
Fugro NV-CVA	44,085	2,395,417
Koninklijke Vopak NV	22,523	1,329,384
Royal Imtech NV(a)	178,921	1,317,043
TKH Group NV	99,722	2,564,202
Unit4 NV	128,181	4,154,342
Total		21,657,140
Norway 0.7%
Atea ASA	267,520	2,697,507
Subsea 7 SA(a)	79,000	1,385,086
Total		4,082,593
Philippines 0.9%
International Container Terminal Services, Inc.	671,280	1,345,535
Manila Water Co., Inc.	1,646,500	1,233,618
Melco Crown Philippines Resorts Corp.(a)	5,200,000	999,074
SM Prime Holdings, Inc.	5,693,000	2,138,638
Total		5,716,865
Portugal 0.3%
REN - Redes Energeticas Nacionais SGPS SA	738,808	2,118,557
Russian Federation 0.6%
QIWI PLC, ADR	37,000	858,400
Yandex NV, Class A(a)	98,767	2,728,932
Total		3,587,332

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Singapore 3.1%
Ascendas Real Estate Investment Trust	1,141,000	1,999,585
CDL Hospitality Trusts	1,690,000	2,261,406
Goodpack Ltd.	1,134,000	1,404,639
Mapletree Commercial Trust	3,385,000	3,154,660
Mapletree Greater China Commercial Trust(a)	2,878,000	2,139,068
Mapletree Industrial Trust	2,116,000	2,199,014
Mapletree Logistics Trust	2,539,000	2,200,559
Petra Foods Ltd.	404,000	1,206,154
Singapore Exchange Ltd.	296,000	1,636,109
Super Group Ltd.	413,000	1,449,003
Total		19,650,197
South Africa 4.1%
Coronation Fund Managers Ltd.	1,179,400	7,487,356
Massmart Holdings Ltd.	188,774	3,424,078
Mr. Price Group Ltd.	223,777	3,050,243
Naspers Ltd., Class N	72,631	5,361,016
Northam Platinum Ltd.(a)	734,610	2,372,205
RMI Holdings	1,616,348	4,115,896
Total		25,810,794
South Korea 2.8%
Busan Bank	13,730	172,777
Coway Co., Ltd.	70,633	3,432,358
Handsome Co., Ltd.	52,760	1,337,642
iMarketKorea, Inc.	76,813	1,479,932
KCC Corp.	6,297	1,800,128
KEPCO Plant Service & Engineering Co., Ltd.	40,740	1,854,976
Lotte Chilsung Beverage Co., Ltd	1,371	1,651,129
LS Industrial Systems Co., Ltd.	37,396	1,868,864
Nexen Tire Corp.	63,000	895,678
Paradise Co., Ltd	136,874	2,762,745
Total		17,256,229
Spain 0.6%
Distribuidora Internacional de Alimentacion SA	513,215	3,876,966
Sweden 2.2%
Hexagon AB, Class B	264,501	7,070,477

Common Stocks (continued)

Issuer	Shares	Value ($)
Sweco AB, Class B	351,229	3,993,560
Unibet Group PLC, SDR	73,521	2,461,261
Total		13,525,298
Switzerland 2.8%
Dufry AG, Registered Shares(a)	19,945	2,416,070
Geberit AG	17,486	4,331,696
Partners Group Holding AG	22,639	6,127,898
Sika AG	1,291	3,338,189
Zehnder Group AG	33,835	1,508,077
Total		17,721,930
Taiwan 6.8%
Advantech Co., Ltd.	530,000	2,513,758
CHC Healthcare Group	355,000	939,681
Chipbond Technology Corp.	496,003	1,206,950
Chroma ATE, Inc.	641,000	1,084,754
CTCI Corp.	1,950,000	3,536,655
Delta Electronics, Inc.	623,000	2,829,343
Far EasTone Telecommunications Co., Ltd.	3,426,000	9,182,044
FLEXium Interconnect, Inc.	626,000	2,126,728
Lite-On Technology Corp.	728,000	1,272,514
Lung Yen Life Service Corp.	522,000	1,695,513
PChome Online, Inc.	257,000	1,340,141
President Chain Store Corp.	223,500	1,460,979
St. Shine Optical Co., Ltd.	192,000	4,963,117
Taiwan Hon Chuan Enterprise Co., Ltd.	1,057,000	2,466,569
Taiwan Mobile Co., Ltd.	1,541,000	6,071,009
Total		42,689,755
Thailand 1.1%
Airports of Thailand PCL	380,800	2,057,909
Home Product Center PCL, Foreign Registered Shares	8,449,200	3,119,850
Robinson Department Store PCL, Foreign Registered Shares	742,700	1,451,486
Total		6,629,245
Turkey 0.3%
Bizim Toptan Satis Magazalari AS	120,687	1,964,832
United Kingdom 10.2%
Abcam PLC	320,000	2,207,202
Aggreko PLC	74,054	1,850,941

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Babcock International Group PLC	105,620	1,773,456
BBA Aviation PLC	492,141	2,096,006
Cable & Wireless Communications PLC	2,941,169	1,830,861
Charles Taylor PLC	1,790,000	5,118,299
Croda International PLC	70,000	2,639,707
Domino's Pizza Group PLC	304,851	3,107,751
Elementis PLC	656,753	2,191,460
Fidessa Group PLC	41,875	1,228,137
Halfords Group PLC	404,000	1,943,076
Intertek Group PLC	28,000	1,244,645
Jardine Lloyd Thompson Group PLC	388,017	5,374,517
Ocado Group PLC(a)	164,628	746,916
PureCircle Ltd.(a)	255,839	1,361,914
Rightmove PLC	98,000	3,106,899
Rowan Companies PLC, Class A(a)	89,110	3,035,978
Shaftesbury PLC	301,717	2,733,756
Smith & Nephew PLC	229,271	2,567,803
Smiths News PLC	688,998	1,584,996
Spirax-Sarco Engineering PLC	99,198	4,065,512
Telecity Group PLC	300,789	4,635,178
Telecom Plus PLC	5,052	95,894
Tullow Oil PLC	35,286	537,152
WH Smith PLC	284,215	3,103,849
Whitbread PLC	80,571	3,748,136
Total		63,930,041

Common Stocks (continued)

Issuer	Shares	Value ($)
United States 2.3%
Atwood Oceanics, Inc.(a)	80,577	4,194,033
FMC Technologies, Inc.(a)	51,258	2,854,046
Hornbeck Offshore Services, Inc.(a)	37,196	1,989,986
Textainer Group Holdings Ltd.	107,678	4,139,142
World Fuel Services Corp.	36,242	1,448,955
Total		14,626,162
Total Common Stocks (Cost: $523,989,999)		611,090,065
Mutual Funds 0.1%
Samui Airport Property Fund Leasehold	815,200	461,563
Total Mutual Funds (Cost: $460,140)		461,563
Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	13,425,507	13,425,507
Total Money Market Funds (Cost: $13,425,507)		13,425,507
Total Investments (Cost: $537,875,646)		624,977,135
Other Assets & Liabilities, Net		3,808,414
Net Assets		628,785,549

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,706,915	62,497,870	(69,779,278)	13,425,507	11,770	13,425,507

Abbreviation Legend

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

SDR  Swedish Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,962,713	103,520,516	—	113,483,229
Consumer Staples	3,604,055	36,061,345	—	39,665,400
Energy	21,690,579	4,317,656	—	26,008,235
Financials	5,624,969	96,910,800	—	102,535,769
Health Care	8,596,958	30,294,085	—	38,891,043
Industrials	20,820,593	100,031,300	—	120,851,893
Information Technology	5,003,051	81,722,199	—	86,725,250
Materials	14,095,248	44,385,298	—	58,480,546
Telecommunication Services	—	21,000,631	—	21,000,631
Utilities	—	3,448,069	—	3,448,069
Total Equity Securities	89,398,166	521,691,899	—	611,090,065
Other
Mutual Funds	—	461,563	—	461,563
Money Market Funds	13,425,507	—	—	13,425,507
Total Other	13,425,507	461,563	—	13,887,070
Total	102,823,673	522,153,462	—	624,977,135

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Columbia Wanger U.S. Equities Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.8%

Issuer	Shares	Value ($)
Consumer Discretionary 16.1%
Auto Components 1.8%
Dorman Products, Inc.	116,000	5,293,080
Drew Industries, Inc.	218,000	8,571,760
Total		13,864,840
Distributors 0.9%
Pool Corp.	131,000	6,865,710
Hotels, Restaurants & Leisure 5.8%
Bally Technologies, Inc.(a)	156,000	8,801,520
Bravo Brio Restaurant Group, Inc.(a)	156,000	2,779,920
Choice Hotels International, Inc.	131,000	5,199,390
Churchill Downs, Inc.	2,137	168,503
Domino's Pizza, Inc.	101,000	5,873,150
Fiesta Restaurant Group(a)	46,000	1,581,940
Life Time Fitness, Inc.(a)	162,000	8,117,820
Penn National Gaming, Inc.(a)	39,000	2,061,540
Pinnacle Entertainment, Inc.(a)	233,351	4,590,014
Vail Resorts, Inc.	88,000	5,413,760
Total		44,587,557
Household Durables 1.4%
Cavco Industries, Inc.(a)	101,000	5,095,450
Helen of Troy Ltd.(a)	137,857	5,289,573
Total		10,385,023
Internet & Catalog Retail 1.1%
HomeAway, Inc.(a)	66,000	2,134,440
Shutterfly, Inc.(a)	112,000	6,248,480
Total		8,382,920
Media 0.2%
Lamar Advertising Co., Class A(a)	35,000	1,519,000
Multiline Retail 0.5%
Saks, Inc.(a)	284,000	3,873,760
Specialty Retail 3.3%
Abercrombie & Fitch Co., Class A	86,993	3,936,433
DSW, Inc., Class A	27,000	1,983,690
GNC Holdings, Inc., Class A	199,000	8,797,790
Pier 1 Imports, Inc.	391,000	9,184,590
Select Comfort Corp.(a)	71,000	1,779,260
Total		25,681,763

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.1%
Deckers Outdoor Corp.(a)	83,000	4,192,330
Steven Madden Ltd.(a)	86,000	4,160,680
Total		8,353,010
Total Consumer Discretionary		123,513,583
Consumer Staples 0.9%
Food & Staples Retailing 0.7%
Casey's General Stores, Inc.	98,000	5,895,680
Food Products 0.2%
B&G Foods, Inc.	42,457	1,445,661
Total Consumer Staples		7,341,341
Energy 5.1%
Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.(a)	240,900	12,538,845
Core Laboratories NV	22,000	3,336,520
Hornbeck Offshore Services, Inc.(a)	72,000	3,852,000
ShawCor Ltd.	71,000	2,805,705
Total		22,533,070
Oil, Gas & Consumable Fuels 2.2%
Laredo Petroleum Holdings, Inc.(a)	105,000	2,158,800
PDC Energy, Inc.(a)	85,000	4,375,800
Rosetta Resources, Inc.(a)	83,000	3,529,160
SM Energy Co.	67,000	4,018,660
World Fuel Services Corp.	60,000	2,398,800
Total		16,481,220
Total Energy		39,014,290
Financials 18.5%
Capital Markets 2.0%
Eaton Vance Corp.	120,000	4,510,800
SEI Investments Co.	371,000	10,547,530
Total		15,058,330
Commercial Banks 7.9%
Associated Banc-Corp.	387,000	6,017,850
City National Corp.	143,000	9,061,910
First Busey Corp.	692,000	3,114,000
First Commonwealth Financial Corp.	366,000	2,697,420
Guaranty Bancorp	58,200	660,570
Hancock Holding Co.	122,918	3,696,144

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Lakeland Financial Corp.	170,000	4,717,500
MB Financial, Inc.	256,000	6,860,800
OFG Bancorp	131,000	2,372,410
Sandy Spring Bancorp, Inc.	57,000	1,232,340
SVB Financial Group(a)	98,000	8,165,360
TCF Financial Corp.	271,000	3,842,780
Valley National Bancorp	255,249	2,417,208
ViewPoint Financial Group, Inc.	254,000	5,285,740
Total		60,142,032
Diversified Financial Services 0.5%
Leucadia National Corp.	148,000	3,880,560
Insurance 2.1%
Allied World Assurance Co. Holdings AG	41,000	3,751,910
Enstar Group Ltd.(a)	40,000	5,319,200
Selective Insurance Group, Inc.	156,000	3,591,120
Tower Group International Ltd.	175,615	3,601,864
Total		16,264,094
Real Estate Investment Trusts (REITs) 4.1%
American Residential Property(a)	45,000	774,000
Coresite Realty Corp.	89,000	2,831,090
Education Realty Trust, Inc.	798,000	8,163,540
Hudson Pacific Properties, Inc.	90,000	1,915,200
Kite Realty Group Trust	810,000	4,884,300
Ryman Hospitality Properties	231,050	9,013,260
Summit Hotel Properties, Inc.	426,000	4,025,700
Total		31,607,090
Real Estate Management & Development 0.7%
Kennedy-Wilson Holdings, Inc.	100,000	1,664,000
St. Joe Co. (The)(a)	164,000	3,452,200
Total		5,116,200
Thrifts & Mortgage Finance 1.2%
Berkshire Hills Bancorp, Inc.	81,000	2,248,560
Provident New York Bancorp	210,000	1,961,400
Simplicity Bancorp, Inc.	106,541	1,544,845
TrustCo Bank Corp.	666,700	3,626,848
Total		9,381,653
Total Financials		141,449,959
Health Care 10.1%
Biotechnology 5.6%
Alnylam Pharmaceuticals, Inc.(a)	65,000	2,015,650

Common Stocks (continued)

Issuer	Shares	Value ($)
Ariad Pharmaceuticals, Inc.(a)	189,000	3,305,610
BioMarin Pharmaceutical, Inc.(a)	48,000	2,677,920
Cepheid, Inc.(a)	291,000	10,016,220
Coronado Biosciences, Inc.(a)	84,000	722,400
InterMune, Inc.(a)	80,000	769,600
NPS Pharmaceuticals, Inc.(a)	339,000	5,118,900
Onyx Pharmaceuticals, Inc.(a)	54,000	4,688,280
Sarepta Therapeutics, Inc.(a)	54,000	2,054,700
Seattle Genetics, Inc.(a)	215,000	6,763,900
Synageva Biopharma Corp.(a)	118,818	4,990,356
Total		43,123,536
Health Care Equipment & Supplies 0.9%
Sirona Dental Systems, Inc.(a)	108,000	7,115,040
Health Care Providers & Services 0.7%
HealthSouth Corp.(a)	173,000	4,982,400
Health Care Technology 0.4%
Allscripts-Misys Healthcare Solutions, Inc.(a)	231,000	2,989,140
Life Sciences Tools & Services 1.9%
Mettler-Toledo International, Inc.(a)	72,000	14,486,400
Pharmaceuticals 0.6%
Akorn, Inc.(a)	350,000	4,732,000
Total Health Care		77,428,516
Industrials 30.1%
Aerospace & Defense 2.4%
HEICO Corp., Class A	240,000	8,858,400
Moog, Inc., Class A(a)	190,000	9,790,700
Total		18,649,100
Air Freight & Logistics 0.8%
Forward Air Corp.	166,000	6,354,480
Commercial Services & Supplies 3.5%
Acorn Energy, Inc.	228,322	1,927,037
Interface, Inc.	175,000	2,969,750
KAR Auction Services, Inc.	143,000	3,270,410
Knoll, Inc.	308,000	4,376,680
McGrath Rentcorp	281,000	9,598,960
Mobile Mini, Inc.(a)	150,000	4,972,500
Total		27,115,337

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment 5.5%
Acuity Brands, Inc.	91,500	6,910,080
AMETEK, Inc.	288,989	12,224,235
Generac Holdings, Inc.	184,000	6,809,840
II-VI, Inc.(a)	549,000	8,926,740
Polypore International, Inc.(a)	91,000	3,667,300
Thermon Group Holdings, Inc.(a)	184,000	3,753,600
Total		42,291,795
Machinery 8.5%
Donaldson Co., Inc.	350,000	12,481,000
ESCO Technologies, Inc.	220,000	7,123,600
Kennametal, Inc.	235,000	9,125,050
Middleby Corp.(a)	30,000	5,102,700
Nordson Corp.	312,000	21,624,720
Toro Co. (The)	106,800	4,849,788
Wabtec Corp.	84,000	4,488,120
Total		64,794,978
Marine 1.0%
Kirby Corp.(a)	97,000	7,715,380
Professional Services 1.1%
GP Strategies Corp.(a)	129,000	3,072,780
Insperity, Inc.	102,000	3,090,600
RPX Corp.(a)	114,155	1,917,804
Total		8,081,184
Road & Rail 2.4%
Avis Budget Group, Inc.(a)	373,500	10,738,125
Hertz Global Holdings, Inc.(a)	294,000	7,291,200
Total		18,029,325
Trading Companies & Distributors 4.9%
CAI International, Inc.(a)	321,100	7,568,327
H&E Equipment Services, Inc.	296,513	6,247,529
MRC Global, Inc.(a)	143,000	3,949,660
Rush Enterprises, Inc., Class A(a)	240,100	5,942,475
Rush Enterprises, Inc., Class B(a)	100,000	2,152,000
Textainer Group Holdings Ltd.	182,000	6,996,080
WESCO International, Inc.(a)	68,000	4,621,280
Total		37,477,351
Total Industrials		230,508,930

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 13.8%
Communications Equipment 1.3%
CalAmp Corp.(a)	85,583	1,249,512
Finisar Corp.(a)	210,800	3,573,060
Ixia(a)	299,000	5,501,600
Total		10,324,172
Electronic Equipment, Instruments & Components 1.9%
IPG Photonics Corp.	236,000	14,332,280
Internet Software & Services 2.0%
Demandware, Inc.(a)	35,477	1,504,580
E2open, Inc.(a)	62,828	1,099,490
Envestnet, Inc.(a)	46,000	1,131,600
Liquidity Services, Inc.(a)	118,000	4,091,060
SciQuest, Inc.(a)	751	18,812
SPS Commerce, Inc.(a)	117,000	6,435,000
Web.com Group, Inc.(a)	42,095	1,077,632
Total		15,358,174
IT Services 1.8%
Blackhawk Network Holdings, Inc.(a)	175,000	4,060,000
Global Payments, Inc.	53,000	2,454,960
Virtusa Corp.(a)	85,000	1,883,600
WEX, Inc.(a)	66,000	5,062,200
Total		13,460,760
Office Electronics 0.5%
Zebra Technologies Corp., Class A(a)	83,200	3,614,208
Semiconductors & Semiconductor Equipment 1.6%
Atmel Corp.(a)	550,000	4,042,500
Monolithic Power Systems, Inc.	186,611	4,499,191
Ultratech, Inc.(a)	109,000	4,002,480
Total		12,544,171
Software 4.7%
ANSYS, Inc.(a)	98,000	7,163,800
Concur Technologies, Inc.(a)	40,000	3,255,200
Exa Corp.(a)	243,000	2,502,900
Informatica Corp.(a)	250,000	8,745,000
MICROS Systems, Inc.(a)	183,000	7,896,450
Solera Holdings, Inc.	115,000	6,399,750
Total		35,963,100
Total Information Technology		105,596,865

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 1.7%
Chemicals 1.1%
Albemarle Corp.	47,000	2,927,630
PolyOne Corp.	235,000	5,823,300
Total		8,750,930
Construction Materials 0.6%
Caesarstone Sdot-yam Ltd.(a)	166,672	4,538,479
Total Materials		13,289,409
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.2%
tw telecom, Inc.(a)	594,000	16,715,160
Wireless Telecommunication Services 0.3%
Boingo Wireless, Inc.(a)	347,000	2,154,870
Total Telecommunication Services		18,870,030
Total Common Stocks (Cost: $549,585,535)		757,012,923

Money Market Funds 1.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	9,513,645	9,513,645
Total Money Market Funds (Cost: $9,513,645)		9,513,645
Total Investments (Cost: $559,099,180)		766,526,568
Other Assets & Liabilities, Net		(288,587)
Net Assets		766,237,981

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,771,263	69,897,019	(69,154,637)	9,513,645	5,224	9,513,645

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	123,513,583	—	—	123,513,583
Consumer Staples	7,341,341	—	—	7,341,341
Energy	39,014,290	—	—	39,014,290
Financials	141,449,959	—	—	141,449,959
Health Care	77,428,516	—	—	77,428,516
Industrials	230,508,930	—	—	230,508,930
Information Technology	105,596,865	—	—	105,596,865
Materials	13,289,409	—	—	13,289,409
Telecommunication Services	18,870,030	—	—	18,870,030
Total Equity Securities	757,012,923	—	—	757,012,923
Other
Money Market Funds	9,513,645	—	—	9,513,645
Total Other	9,513,645	—	—	9,513,645
Total	766,526,568	—	—	766,526,568

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — DFA International Value Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.2%

Issuer	Shares	Value ($)
Australia 5.9%
Alumina Ltd.(a)	858,644	764,169
Asciano Ltd.	459,351	2,100,952
Bank of Queensland Ltd.	152,180	1,205,321
Beach Energy Ltd	5,042	5,180
Bendigo and Adelaide Bank Ltd.	224,280	2,056,602
BlueScope Steel Ltd.(a)	70,466	299,781
Boral Ltd.	388,665	1,487,164
Echo Entertainment Group Ltd.	361,800	1,014,121
Fairfax Media Ltd.	661,928	299,370
GrainCorp Ltd., Class A	52,752	603,749
Harvey Norman Holdings Ltd.	287,196	666,517
Incitec Pivot Ltd.	713,769	1,858,404
Lend Lease Group	240,250	1,831,727
Macquarie Group Ltd.	198,951	7,588,172
New Hope Corp., Ltd.	9,524	31,066
Newcrest Mining Ltd.	226,929	2,094,826
Origin Energy Ltd.	592,375	6,788,250
OZ Minerals Ltd.	160,557	602,565
Primary Health Care Ltd	111,810	489,682
Qantas Airways Ltd.(a)	491,365	603,537
Santos Ltd.	529,144	6,025,926
Seven Group Holdings Ltd.	57,060	358,194
Sims Metal Management Ltd.	85,319	644,390
Suncorp Group Ltd.	617,912	6,711,197
Tabcorp Holdings Ltd	57,551	160,276
Tatts Group Ltd.	655,625	1,893,887
Toll Holdings Ltd.	354,237	1,714,465
Treasury Wine Estates Ltd.	336,660	1,788,920
Wesfarmers Ltd.	428,424	15,502,997
Total		67,191,407
Austria 0.2%
Erste Group Bank AG	43,460	1,158,372
Raiffeisen Bank International AG	25,222	734,308
Total		1,892,680
Belgium 1.9%
Ageas	92,290	3,238,308
Belgacom SA	80,490	1,802,180
D'ieteren SA/NV	61	2,604

Common Stocks (continued)

Issuer	Shares	Value ($)
Delhaize Group SA	87,793	5,427,573
KBC Groep NV	96,304	3,590,153
Solvay SA	33,200	4,347,178
UCB SA	60,998	3,274,422
Total		21,682,418
Canada 10.7%
AuRico Gold, Inc.	136,647	598,976
Barrick Gold Corp.	323,695	5,094,959
Bonavista Energy Corp.	56,166	728,978
Cameco Corp.	109,700	2,264,512
Canadian Natural Resources Ltd.	192,938	5,439,395
Canadian Natural Resources Ltd.	251,222	7,099,534
Canadian Tire Corp., Ltd., Class A	39,572	2,979,282
Eldorado Gold Corp.	159,436	986,905
Empire Co., Ltd., Class A	15,249	1,166,040
Enerplus Corp.	106,936	1,580,095
Ensign Energy Services, Inc.	52,725	816,167
Fairfax Financial Holdings Ltd.	2,631	1,034,613
First Quantum Minerals Ltd.	3,262	48,386
Genworth MI Canada, Inc.	8,600	200,669
George Weston Ltd.	6,816	542,649
Goldcorp, Inc.	248,312	6,167,072
Goldcorp, Inc.	76,355	1,888,259
Husky Energy, Inc.	145,763	3,883,502
IAMGOLD Corp.	83,073	349,133
Industrial Alliance Insurance & Financial Services, Inc.	13,498	533,913
Kinross Gold Corp.	528,500	2,708,581
Lightstream Resources Ltd.	42,668	318,478
Loblaw Companies Ltd.	43,483	1,965,976
Lundin Mining Corp.(a)	256,111	974,084
Magna International, Inc.	134,608	9,581,397
Manulife Financial Corp.	774,494	12,393,966
Pan American Silver Corp.	6,100	71,004
Pan American Silver Corp.	29,214	340,279
Pengrowth Energy Corp.	172,777	849,346
Penn West Petroleum Ltd.	223,133	2,355,022
Precision Drilling Corp.	117,600	1,000,780
Progressive Waste Solutions Ltd.	767	16,526

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Quebecor, Inc., Class B	11,055	489,628
Research In Motion Ltd.(a)	169,400	1,784,684
Sun Life Financial, Inc.	194,126	5,749,762
Suncor Energy, Inc.	618,600	18,233,907
Talisman Energy, Inc.	429,600	4,901,778
Teck Resources Ltd.	200	4,594
Teck Resources Ltd., Class B	218,255	4,663,107
Thomson Reuters Corp.	150,015	4,895,421
TransAlta Corp.	67,955	931,094
Uranium One, Inc.(a)	261,200	680,506
Yamana Gold, Inc.	334,663	3,191,661
Total		121,504,620
Denmark 1.6%
AP Moller — Maersk A/S, Class A	324	2,181,475
AP Moller — Maersk A/S, Class B	685	4,900,226
Carlsberg A/S, Class B	55,964	5,004,084
Danske Bank AS(a)	187,675	3,201,538
FLSmidth & Co. A/S	4,694	213,179
H Lundbeck A/S	36,462	650,323
Rockwool International A/S, Class B	957	133,682
TDC A/S	246,735	1,999,681
Total		18,284,188
Finland 0.7%
Fortum OYJ	10,036	188,008
Kesko OYJ, Class A	513	15,285
Kesko OYJ, Class B	21,904	608,472
Neste Oil OYJ	53,005	773,470
Nokia OYJ(a)	233,960	872,188
Stora Enso OYJ, Class R	370,512	2,481,046
UPM-Kymmene OYJ	296,134	2,902,390
Total		7,840,859
France 10.2%
Alcatel-Lucent(a)	873,448	1,590,721
ArcelorMittal	471,632	5,278,655
AXA SA	518,610	10,223,207
BNP Paribas SA	328,510	17,984,295
Bollore SA	3,162	1,316,444
Bouygues SA	85,312	2,173,908
Cap Gemini SA	12,997	631,158

Common Stocks (continued)

Issuer	Shares	Value ($)
Casino Guichard Perrachon SA	20,263	1,898,765
CGG(a)	60,098	1,331,592
Cie de St. Gobain	172,315	6,982,284
Cie Generale des Etablissements Michelin	8,051	719,888
Credit Agricole SA(a)	302,250	2,601,414
Eiffage SA	208	9,743
Electricite de France SA	75,493	1,751,935
Eramet	1,530	129,563
GDF Suez	665,180	13,047,394
Lafarge SA	81,301	4,992,130
Lagardere SCA	56,145	1,566,548
Natixis	447,955	1,880,842
Orange SA	696,826	6,598,526
Peugeot SA(a)	50,579	417,174
Renault SA	101,895	6,863,394
Rexel SA	41,883	943,656
Societe Generale SA	309,839	10,663,263
STMicroelectronics NV	323,257	2,905,062
Thales SA	25,675	1,198,096
Vallourec SA	11,244	570,594
Vivendi SA	514,592	9,752,350
Total		116,022,601
Germany 8.2%
Allianz SE, Registered Shares	57,237	8,354,387
Bayerische Motoren Werke AG	9,257	807,916
Celesio AG	18,214	395,385
Commerzbank AG(a)	338,399	2,939,755
Daimler AG, Registered Shares	444,989	26,863,490
Deutsche Bank AG, Registered Shares	401,884	16,852,135
Deutsche Lufthansa AG, Registered Shares(a)	96,022	1,945,157
Deutsche Telekom AG, Registered Shares	580,702	6,765,499
E.ON SE	737,248	12,082,507
HeidelbergCement AG	70,541	4,726,311
Muenchener Rueckversicherungs AG, Registered Shares	28,211	5,182,719
RWE AG	119,465	3,808,308
Salzgitter AG	7,825	257,523
Volkswagen AG	12,160	2,364,209

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wacker Chemie AG	221	16,563
Total		93,361,864
Hong Kong 2.1%
Cathay Pacific Airways Ltd.	402,000	699,540
Cheung Kong Holdings Ltd.	129,000	1,739,491
Foxconn International Holdings Ltd.(a)	889,000	480,000
Henderson Land Development Co., Ltd.	507,739	3,015,400
Hongkong & Shanghai Hotels (The)	122,750	198,829
Hopewell Holdings Ltd.	227,000	753,402
Hutchison Whampoa Ltd.	595,000	6,225,045
Kerry Properties Ltd.	118,000	460,016
New World Development Co., Ltd.	2,128,305	2,923,397
Orient Overseas International Ltd.	92,000	589,315
Sino Land Co., Ltd.	124,000	173,374
Sun Hung Kai Properties Ltd.	136,000	1,746,518
Wharf Holdings Ltd.	332,000	2,771,010
Wheelock & Co., Ltd.	441,000	2,200,309
Total		23,975,646
Ireland —%
Bank of Ireland(a)	1,274,797	259,955
Israel 0.4%
Bank Hapoalim BM(a)	555,640	2,507,597
Bank Leumi Le-Israel BM(a)	379,223	1,252,743
Israel Discount Bank Ltd., Class A(a)	674,889	1,123,926
Total		4,884,266
Italy 1.2%
Banca Monte dei Paschi di Siena SpA(a)	2,312,349	585,783
Banco Popolare SC(a)	186,982	219,762
Fiat SpA(a)	336,908	2,349,605
Intesa Sanpaolo SpA	155,511	248,902
Mediaset SpA(a)	140,209	528,130
Telecom Italia SpA	4,606,798	3,210,947
UniCredit SpA	1,123,446	5,251,982
Unione di Banche Italiane SCPA	309,893	1,120,680
Total		13,515,791
Japan 21.7%
77 Bank Ltd. (The)	154,000	731,302
Aeon Co., Ltd.	279,300	3,670,352

Common Stocks (continued)

Issuer	Shares	Value ($)
Aisin Seiki Co., Ltd.	24,400	931,651
Alfresa Holdings Corp.	18,500	990,585
Amada Co., Ltd.	162,000	1,066,547
Aoyama Trading Co., Ltd.	2,700	71,839
Asahi Glass Co., Ltd.	534,000	3,461,280
Asahi Kasei Corp.	208,000	1,372,411
Autobacs Seven Co., Ltd.	31,500	479,191
Azbil Corp.	4,900	105,100
Bank of Kyoto Ltd. (The)	115,000	957,720
Bank of Yokohama Ltd. (The)	434,000	2,238,855
Canon Marketing Japan, Inc.	21,000	281,164
Chiba Bank Ltd. (The)	267,000	1,821,720
Chugoku Bank Ltd. (The)	63,000	882,785
Citizen Holdings Co., Ltd.	109,300	609,647
Coca-Cola West Co., Ltd.	25,500	452,206
COMSYS Holdings Corp.	42,700	545,159
Cosmo Oil Company Ltd.(a)	256,000	470,815
Dai Nippon Printing Co., Ltd.	273,000	2,491,063
Daicel Corp.	62,000	541,878
Daido Steel Co., Ltd.	54,000	272,602
Denki Kagaku Kogyo KK	160,000	579,181
Fuji Media Holdings, Inc.	199	400,042
FUJIFILM Holdings Corp.	223,900	4,924,377
Fujitsu Ltd.	677,000	2,800,745
Fukuoka Financial Group, Inc.	372,000	1,582,178
Fukuyama Transporting Co., Ltd.	56,000	324,506
Furukawa Electric Co., Ltd.	369,000	853,672
Glory Ltd.	2,500	58,654
Gunma Bank Ltd. (The)	162,000	895,699
H2O Retailing Corp.	27,000	246,820
Hachijuni Bank Ltd. (The)	157,000	916,032
Hakuhodo DY Holdings, Inc.	1,430	100,155
Hiroshima Bank Ltd. (The)	105,000	446,919
Hitachi Capital Corp.	5,300	104,738
Hitachi Chemical Co., Ltd.	28,300	443,034
Hitachi High-Technologies Corp.	8,900	214,630
Hitachi Transport System Ltd	7,000	114,986
Hokuhoku Financial Group, Inc.	284,000	579,918
House Foods Corp.	28,700	468,063
Ibiden Co., Ltd.	45,200	703,525

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Idemitsu Kosan Co., Ltd.	9,900	758,904
Inpex Corp.	1,098	4,563,508
Isetan Mitsukoshi Holdings Ltd.	173,600	2,305,170
ITOCHU Corp.	263,200	3,043,618
Iyo Bank Ltd. (The)	93,000	888,859
J Front Retailing Co., Ltd.	236,000	1,882,022
JFE Holdings, Inc.	256,700	5,623,773
Joyo Bank Ltd. (The)	130,000	709,989
JTEKT Corp.	46,600	522,333
JX Holdings, Inc.	1,102,800	5,324,771
K's Holdings Corp.	11,400	361,199
Kajima Corp.	43,000	142,560
Kamigumi Co., Ltd.	103,000	828,956
Kaneka Corp.	116,000	764,858
Kawasaki Kisen Kaisha Ltd.	277,000	563,065
Kewpie Corp.	16,000	236,109
Kinden Corp.	59,000	507,716
Kobe Steel Ltd.(a)	1,143,000	1,413,518
Konica Minolta, Inc.	276,500	2,081,138
Kyocera Corp.	67,400	6,857,672
Kyowa Hakko Kirin Co., Ltd.	92,000	1,039,909
Lintec Corp.	1,100	19,848
Marubeni Corp.	85,000	568,085
Marui Group Co., Ltd.	93,200	928,422
Medipal Holdings Corp.	69,400	940,905
MEIJI Holdings Co., Ltd.	28,100	1,349,419
Mitsubishi Chemical Holdings Corp.	680,500	3,189,305
Mitsubishi Corp.	682,000	11,651,085
Mitsubishi Gas Chemical Co., Inc.	224,000	1,642,276
Mitsubishi Logistics Corp.	9,000	125,586
Mitsubishi Materials Corp.	237,000	834,379
Mitsubishi Tanabe Pharma Corp.	98,700	1,277,014
Mitsubishi UFJ Financial Group, Inc.	5,838,400	36,057,198
Mitsui & Co., Ltd.	845,700	10,605,254
Mitsui Chemicals, Inc.	381,000	857,666
Mitsui OSK Lines Ltd.(a)	531,000	2,063,538
Mizuho Financial Group, Inc.	1,495,500	3,105,695
MS&AD Insurance Group Holdings, Inc.	43,800	1,109,463
Nagase & Co., Ltd.	46,400	591,589
Common Stocks (continued)

Issuer	Shares	Value ($)
NEC Corp.	1,198,000	2,623,446
NGK Spark Plug Co., Ltd.	19,000	380,283
Nippon Electric Glass Co., Ltd.	176,000	856,747
Nippon Express Co., Ltd.	538,000	2,554,746
Nippon Meat Packers, Inc.	80,000	1,223,701
Nippon Paper Industries Co., Ltd.	41,100	586,818
Nippon Shokubai Co., Ltd.	57,000	583,043
Nippon Steel & Sumitomo Metal Corp.	1,814,000	4,887,373
Nippon Television Holdings, Inc.	21,300	389,191
Nippon Yusen KK	808,000	2,137,864
Nishi-Nippon City Bank Ltd. (The)	175,000	456,335
Nissan Shatai Co., Ltd.	22,000	247,367
Nisshin Seifun Group, Inc.	83,500	1,000,571
Nisshin Steel Holdings Co., Ltd	14,400	111,823
Nisshinbo Holdings, Inc.	61,000	434,225
NOK Corp.	27,400	434,418
NTN Corp.(a)	201,000	619,000
NTT DoCoMo, Inc.	2,409	3,747,694
NTT DoCoMo, Inc.	4,034	63,132
Obayashi Corp.	297,000	1,539,975
Oji Holdings Corp.	325,000	1,310,012
Pola Orbis Holdings, Inc.	6,800	229,998
Ricoh Co., Ltd.	338,000	4,005,408
Rohm Co., Ltd.	43,800	1,778,773
Sankyo Co., Ltd.	17,200	812,759
Seiko Epson Corp.	54,000	737,534
Seino Holdings Corp.	62,000	544,131
Sekisui House Ltd.	274,000	3,958,885
Shiga Bank Ltd. (The)	35,000	179,417
Shimadzu Corp.	42,000	338,082
Shimizu Corp.	261,000	1,049,211
Shizuoka Bank Ltd. (The)	85,000	916,792
Showa Denko KK	502,000	662,054
Showa Shell Sekiyu KK	52,900	434,012
SKY Perfect JSAT Holdings, Inc.	704	321,877
Sojitz Corp.	524,100	869,573
Sony Corp.	487,800	10,305,370
Sumitomo Chemical Co., Ltd.	672,000	2,107,713
Sumitomo Corp.	544,600	6,787,674

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Sumitomo Electric Industries Ltd.	367,400	4,373,548
Sumitomo Forestry Co., Ltd.	59,700	727,782
Sumitomo Heavy Industries Ltd.	229,000	961,600
Sumitomo Metal Mining Co., Ltd.	66,000	735,152
Suzuken Co., Ltd.	32,800	1,103,889
Suzuki Motor Corp.	47,300	1,090,280
Taisei Corp.	264,000	953,034
Takashimaya Co., Ltd.	120,000	1,216,238
TDK Corp.	55,900	1,926,323
Teijin Ltd.	427,000	935,336
The Dai-ichi Life Insurance Co., Ltd.	663	951,766
Toho Holdings Co., Ltd.	6,700	110,899
Tokai Rika Co., Ltd.	18,900	376,516
Tokyo Broadcasting System Holdings, Inc.	15,300	206,477
Toppan Printing Co Ltd	266,000	1,845,274
Tosoh Corp.	223,000	772,132
Toyo Seikan Group Holdings Ltd.	65,700	1,011,310
Toyoda Gosei Co., Ltd.	1,500	36,674
Toyota Tsusho Corp.	7,700	197,989
Ube Industries Ltd.	179,000	331,162
UNY Group Holdings Co., Ltd.	89,400	601,250
Ushio, Inc.	26,900	355,180
Wacoal Holdings Corp.	45,000	449,662
Yamada Denki Co., Ltd.	41,590	1,683,949
Yamaguchi Financial Group, Inc.	94,000	924,886
Yamaha Corp.	65,600	751,615
Yamato Kogyo Co., Ltd.	13,000	397,062
Yamazaki Baking Co., Ltd	31,000	363,820
Total		246,157,952
Mongolia —%
Turquoise Hill Resources Ltd.(a)	23,648	140,310
Netherlands 2.6%
Aegon NV	885,294	5,939,489
Akzo Nobel NV	73,198	4,130,273
ING Groep NV-CVA(a)	1,590,182	14,532,813
Koninklijke DSM NV	71,825	4,682,516
Total		29,285,091

Common Stocks (continued)

Issuer	Shares	Value ($)
New Zealand —%
Auckland International Airport Ltd.	44,231	101,730
Contact Energy Ltd.	60,787	240,568
Total		342,298
Norway 0.8%
DNB ASA	376,574	5,452,383
Norsk Hydro ASA	419,043	1,672,212
Orkla ASA	63,241	518,059
Stolt-Nielsen Ltd.	3,206	70,196
Storebrand ASA(a)	52,518	253,324
Subsea 7 SA(a)	80,532	1,411,947
Wilh Wilhelmsen ASA	6,100	47,801
Total		9,425,922
Portugal 0.1%
Banco Espirito Santo SA, Registered Shares(a)	280,446	224,833
EDP Renovaveis SA(a)	60,895	312,507
Total		537,340
Singapore 1.1%
CapitaLand Ltd.	1,231,000	2,974,074
DBS Group Holdings Ltd.	13,877	168,854
Golden Agri-Resources Ltd.	3,841,000	1,690,943
Hutchison Port Holdings Trust	280,000	205,044
Indofood Agri Resources Ltd.	88,000	67,597
Keppel Land Ltd.	376,000	988,743
Neptune Orient Lines Ltd.(a)	456,000	379,206
Noble Group Ltd.	1,750,000	1,330,936
Olam International Ltd.	423,000	544,474
Overseas Union Enterprise Ltd.	176,000	393,078
Singapore Airlines Ltd.	281,000	2,242,920
United Industrial Corp., Ltd.	20,000	47,563
Venture Corp., Ltd.	38,000	217,582
Wilmar International Ltd.	571,000	1,412,221
Total		12,663,235
Spain 1.3%
Acciona SA	13,400	706,478
Banco de Sabadell SA	732,193	1,214,678
Banco Popular Espanol SA(a)	106,808	326,978

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Banco Santander SA	368,142	2,355,831
CaixaBank SA	303,158	931,171
Iberdrola SA	1,445,713	7,640,020
Repsol SA	42,766	902,575
Repsol SA	1,125	23,743
Total		14,101,474
Sweden 3.0%
Boliden AB	140,490	1,741,416
Meda AB, Class A	84,801	959,701
Nordea Bank AB	915,382	10,222,317
Saab AB, Class B	92,683	1,770,832
Skandinaviska Enskilda Banken AB	9,980	89,333
Skandinaviska Enskilda Banken AB, Class A	567,563	5,418,529
SSAB AB, Class A	66,348	396,259
SSAB AB, Class B	35,260	182,736
Svenska Cellulosa AB, Class A	22,538	565,962
Svenska Cellulosa AB, Class B	209,870	5,263,274
Telefonaktiebolaget LM Ericsson	4,080	44,444
Telefonaktiebolaget LM Ericsson, Class B	643,881	7,301,501
TeliaSonera AB	26,469	172,491
Total		34,128,795
Switzerland 7.9%
Adecco SA, Registered Shares	64,017	3,645,893
Alpiq Holding AG, Registered Shares	673	81,938
Aryzta AG	37,760	2,119,594
Baloise Holding AG, Registered Shares	13,271	1,288,948
Clariant AG, Registered Shares	85,476	1,204,904
Credit Suisse Group AG, Registered Shares	507,267	13,429,430
Givaudan SA	346	445,847
Glencore Xstrata PLC	3,157,195	13,069,151
Holcim Ltd., Registered Shares	116,426	8,103,984
Lonza Group AG, Registered Shares	8,095	608,238
Novartis AG, Registered Shares	50,022	3,543,086
Sulzer AG, Registered Shares	8,251	1,317,545
Swiss Life Holding AG, Registered Shares	6,968	1,131,061
Swiss Re AG	158,601	11,800,058

Common Stocks (continued)

Issuer	Shares	Value ($)
UBS AG, Registered Shares	1,180,146	20,031,609
Zurich Insurance Group AG	30,615	7,935,689
Total		89,756,975
United Kingdom 17.6%
Anglo American PLC	365,775	7,048,708
Aviva PLC	553,684	2,853,769
Barclays PLC	4,084,463	17,394,682
Barclays PLC ADR	32,674	559,379
BP PLC	4,890,119	33,937,158
Carnival PLC, ADR	76,464	2,680,828
Eurasian Natural Resources Corp. PLC	93,158	290,410
HSBC Holdings PLC, ADR	815,501	42,324,502
Inchcape PLC	80,211	610,688
International Consolidated Airlines Group SA(a)	383,148	1,536,664
Investec PLC	174,092	1,095,583
J Sainsbury PLC	366,475	1,980,742
Kazakhmys PLC	102,289	403,746
Kingfisher PLC	832,585	4,340,944
Lloyds Banking Group PLC(a)	12,169,887	11,686,893
Old Mutual PLC	909,600	2,496,951
Resolution Ltd.	530,892	2,299,649
Royal Bank of Scotland Group PLC, ADR(a)	363,625	3,058,086
Royal Dutch Shell PLC, ADR	88,142	5,841,170
Royal Dutch Shell PLC, Class A	640,490	20,466,111
Vedanta Resources PLC	13,780	214,181
Vodafone Group PLC	9,549,600	27,366,072
Vodafone Group PLC, ADR	291,045	8,364,633
Wm Morrison Supermarkets PLC	66,127	263,215
Total		199,114,764
Total Common Stocks (Cost: $1,089,869,981)		1,126,070,451

Rights —%

Spain —%
Repsol SA(a)	16	9
Total Rights (Cost: $9)		9

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2013 (Unaudited)

Money Market Funds 0.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	9,744,520	9,744,520
Total Money Market Funds (Cost: $9,744,520)		9,744,520
Total Investments (Cost: $1,099,614,510)		1,135,814,980
Other Assets & Liabilities, Net		(906,764)
Net Assets		1,134,908,216

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,819,862	189,735,934	(184,811,276)	9,744,520	4,539	9,744,520

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	20,626,556	83,437,686	—	104,064,242
Consumer Staples	3,674,665	54,871,415	—	58,546,080
Energy	55,993,169	83,249,030	—	139,242,199
Financials	65,854,891	336,642,062	—	402,496,953
Health Care	—	15,384,037	—	15,384,037
Industrials	16,526	113,613,933	—	113,630,459
Information Technology	1,784,684	44,605,803	—	46,390,487
Materials	27,227,310	108,454,721	—	135,682,031
Telecommunication Services	8,427,765	61,415,440	—	69,843,205
Utilities	931,094	39,859,664	—	40,790,758
Rights
Energy	—	9	—	9
Total Equity Securities	184,536,660	941,533,800	—	1,126,070,460
Other
Money Market Funds	9,744,520	—	—	9,744,520
Total Other	9,744,520	—	—	9,744,520
Total	194,281,180	941,533,800	—	1,135,814,980

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Senior Loans 98.1%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 1.5%
American Stock Transfer Term Loan(a)(b)(c) 06/11/20	5.500%	650,000	642,688
DAE Aviation Holdings, Inc. Tranche B1 Term Loan(a)(b) 11/02/18	6.250%	614,622	616,158
Ducommun, Inc. Tranche B-1 Term Loan(a)(b) 06/28/17	4.750%	466,184	470,846
Hawker Beechcraft Acquisition Co. LLC Term Loan(a)(b) 02/14/20	5.750%	750,000	749,062
IAP Worldwide Services, Inc. 1st Lien Term Loan(a)(b) 12/31/15	10.000%	3,599,055	1,889,504
Sequa Corp. Term Loan(a)(b) 06/19/17	5.250%	1,965,125	1,966,756
Standard Aero Ltd. Tranche B2 Term Loan(a)(b) 11/02/18	6.250%	278,628	279,325
TransDigm, Inc.(a)(b) Tranche C Term Loan 02/28/20	3.750%	4,278,500	4,217,360
TransDigm, Inc.(a)(b)(c) Tranche C Term Loan 02/28/20	3.750%	1,225,000	1,207,495
Total			12,039,194
Automotive 3.3%
ASP HHI Acquisition Co., Inc. Term Loan(a)(b) 10/05/18	5.000%	1,809,976	1,816,004
Affinia Group, Inc. Tranche B2 Term Loan(a)(b) 04/25/20	4.750%	550,000	547,938
Atlantic Aviation FBO, Inc. Term Loan(a)(b) 06/01/20	3.250%	425,000	424,069
Chrysler Group LLC Tranche B Term Loan(a)(b)(c) 05/24/17	4.250%	4,725,000	4,741,254
Federal-Mogul Corp.(a)(b) Tranche B Term Loan 12/29/14	2.128%	4,489,284	4,283,270
Tranche C Term Loan 12/28/15	2.128%	2,290,451	2,185,342

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(a)(b) 04/30/19	4.750%	8,375,000	8,388,484
Schaeffler AG Tranche C Term Loan(a)(b) 01/27/17	4.250%	750,000	750,187
Tower Automotive Holdings U.S.A. LLC Term Loan(a)(b) 04/23/20	5.750%	775,000	781,301
Veyance Technologies, Inc. Term Loan(a)(b) 09/08/17	5.250%	3,266,813	3,230,061
Total			27,147,910
Banking 0.6%
Clipper Acquisitions Corp.(a)(b) Term Loan 02/06/20	4.000%	992,494	992,494
Clipper Acquisitions Corp.(a)(b)(c) Term Loan 02/06/20	4.000%	1,000,000	1,000,000
Hamilton Lane Advisors LLC Term Loan(a)(b) 02/28/18	5.250%	753,566	747,914
Home Loan Servicing Solutions Ltd. Term Loan(a)(b) 06/27/20	4.500%	1,025,000	1,012,187
Walter Investment Management Corp. Tranche B Term Loan(a)(b) 11/28/17	5.750%	1,140,379	1,140,950
Total			4,893,545
Brokerage 1.0%
LPL Holdings, Inc. Tranche B Term Loan(a)(b) 03/29/19	3.250%	723,187	719,268
Nuveen Investments, Inc. Tranche B 1st Lien Term Loan(a)(b) 05/13/17	4.195%	7,825,000	7,754,105
Total			8,473,373
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc. Tranche B Term Loan(a)(b) 04/16/20	3.500%	1,225,000	1,214,894
Chemicals 3.7%
AI Chem & Cy SCA Tranche B1 Term Loan(a)(b) 10/04/19	4.500%	279,816	278,068

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
AI Chem & Cy U.S. AcquiCo, Inc. Tranche B2 Term Loan(a)(b) 10/04/19	4.500%	145,183	144,276
AZ Chem U.S., Inc. Term Loan(a)(b) 12/22/17	5.250%	1,142,432	1,149,089
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan(a)(b) 02/01/20	4.750%	4,738,125	4,734,003
Chemtura Corp. Term Loan(a)(b) 08/29/16	5.590%	596,866	598,734
Emerald Performance Materials LLC 1st Lien Term Loan(a)(b) 05/18/18	6.750%	767,251	765,333
General Chemical Corp. Tranche B Term Loan(a)(b) 10/06/15	5.002%	402,551	403,558
Ineos U.S. Finance LLC Term Loan(a)(b) 05/04/18	4.000%	8,073,437	7,899,373
Macdermid, Inc.(a)(b) 1st Lien Tranche B Term Loan 06/07/20	4.000%	725,000	719,867
2nd Lien Tranche B Term Loan 12/07/20	7.750%	500,000	504,375
Omnova Solutions, Inc. Tranche B1 Term Loan(a)(b) 05/31/18	4.250%	2,413,125	2,416,141
Oxea SARL Tranche B2 Term Loan(a)(b)(c) 12/06/19	4.250%	675,000	669,303
PQ Corp. Term Loan(a)(b) 08/07/17	4.500%	1,069,625	1,069,625
Taminco Global Chemical Corp. Tranche B2 Term Loan(a)(b) 02/15/19	4.250%	444,392	444,485
Tronox Pigments BV Term Loan(a)(b) 03/19/20	4.500%	2,925,000	2,934,301
Univar, Inc. Tranche B Term Loan(a)(b) 06/30/17	5.000%	5,373,877	5,238,777
Total			29,969,308
Construction Machinery 0.4%
Brock Holdings III, Inc. 1st Lien Term Loan(a)(b) 03/16/17	6.009%	2,102,590	2,116,614

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CPM Acquisition Corp. 1st Lien Term Loan(a)(b) 08/29/17	6.250%	521,062	519,760
Manitowoc Co., Inc. (The) Tranche B Term Loan(a)(b) 11/13/17	4.250%	141,443	141,867
Terex Corp. Term Loan(a)(b) 04/28/17	4.500%	596,777	600,256
Total			3,378,497
Consumer Cyclical Services 4.8%
Acosta, Inc. Tranche D Term Loan(a)(b) 03/02/18	5.000%	5,144,152	5,167,712
Brickman Group Holdings, Inc.(a)(b) Tranche B-2 Term Loan 10/14/16	3.273%	855,768	862,186
Tranche B-3 Term Loan 09/28/18	4.000%	1,079,338	1,073,941
Bright Horizons Family Solutions LLC Tranche B Term Loan(a)(b) 01/30/20	4.000%	2,537,250	2,542,959
IG Investments Holdings LLC 1st Lien Tranche B Term Loan(a)(b) 10/31/19	6.000%	721,375	721,375
KAR Auction Services, Inc. Term Loan(a)(b) 05/19/17	3.750%	3,024,429	3,043,302
Live Nation Entertainment, Inc. Tranche B Term Loan(a)(b) 11/07/16	4.500%	5,216,088	5,227,824
RGIS Services LLC(a)(b) Term Loan 10/18/16	4.526%	1,861,120	1,850,660
Tranche C Term Loan 10/18/17	5.500%	2,495,912	2,489,623
Sedgwick Claims Management Services, Inc. 1st Lien Tranche B Term Loan(a)(b) 06/12/18	4.250%	600,000	600,000
ServiceMaster Co. (The) Tranche C Term Loan(a)(b) 01/31/17	4.250%	3,164,125	3,121,947
U.S. Security Associates Holdings, Inc.(a)(b) Delayed Draw Term Loan 07/28/17	6.000%	132,794	133,292
Tranche B Term Loan 07/28/17	6.000%	678,444	680,988

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Wash MultiFamily Laundry Systems LLC Term Loan(a)(b) 02/21/19	5.250%	275,000	275,688
Weight Watchers International, Inc. Tranche B2 Term Loan(a)(b) 04/02/20	3.750%	6,175,000	6,130,231
West Corp. Tranche B8 Term Loan(a)(b) 06/30/18	3.750%	5,496,331	5,475,720
Total			39,397,448
Consumer Products 2.9%
Affinion Group, Inc. Tranche B Term Loan(a)(b) 10/09/16	6.500%	2,049,521	1,944,996
Bombardier Recreational Products, Inc. Tranche B Term Loan(a)(b) 01/31/19	5.000%	3,073,714	3,067,321
Fender Musical Instruments Corp. Term Loan(a)(b) 04/03/19	5.750%	475,000	475,000
NBTY, Inc. Tranche B2 Term Loan(a)(b) 10/01/17	3.500%	7,654,186	7,638,648
Prestige Brands, Inc. Tranche B1 Term Loan(a)(b) 01/31/19	3.750%	387,689	388,980
Serta Simmons Holdings LLC Term Loan(a)(b) 10/01/19	5.000%	2,743,125	2,740,382
Spectrum Brands, Inc. Term Loan(a)(b) 12/17/19	4.501%	2,960,966	2,965,407
Sun Products Corp. (The) Tranche B Term Loan(a)(b) 03/23/20	5.500%	2,094,750	2,068,566
Visant Corp. Tranche B Term Loan(a)(b) 12/22/16	5.250%	2,197,360	2,089,843
WNA Holdings, Inc.(a)(b)(c) 1st Lien Term Loan 05/16/20	4.500%	132,000	130,845
Tranche B Term Loan 05/15/20	4.500%	243,000	240,874
Total			23,750,862

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Diversified Manufacturing 2.2%
Accudyne Industries LLC Term Loan(a)(b) 12/13/19	4.000%	2,835,750	2,810,342
Allflex Holdings IiII, Inc. Tranche B Term Loan(a)(b)(c) 06/05/20	4.250%	625,000	624,219
Ameriforge Group, Inc. 1st Lien Term Loan(a)(b) 12/19/19	5.000%	497,501	494,391
Apex Tool Group LLC Term Loan(a)(b) 01/31/20	4.500%	698,250	697,552
BakerCorp International, Inc. Term Loan(a)(b) 02/07/20	4.250%	2,294,250	2,277,043
Colfax Corp. Tranche B Term Loan(a)(b) 01/11/19	3.250%	1,915,375	1,911,276
Grede LLC (Grede II LLC) Tranche B Term Loan(a)(b) 05/02/18	4.500%	2,076,438	2,068,652
Milacron LLC Term Loan(a)(b) 03/28/20	4.250%	399,000	397,504
Pelican Products, Inc. 1st Lien Term Loan(a)(b) 07/11/18	7.000%	990,000	990,000
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(a)(b) 04/01/18	3.750%	3,248,207	3,243,335
Spin Holdco, Inc. 1st Lien Term Loan(a)(b) 11/14/19	4.250%	1,500,000	1,491,570
Tomkins LLC/Inc. Tranche B2 Term Loan(a)(b) 09/29/16	3.750%	1,232,023	1,235,410
Total			18,241,294
Electric 2.3%
AES Corp. (The) Term Loan(a)(b) 06/01/18	3.750%	2,175,496	2,176,867
Calpine Construction Finance Co. LP(a)(b) Tranche B-1 Term Loan 05/03/20	3.000%	1,000,000	984,170
Tranche B-2 Term Loan 01/31/22	3.250%	375,000	367,268

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Calpine Corp.(a)(b) Term Loan 04/01/18	4.000%	1,078,000	1,075,305
04/01/18	4.000%	2,076,569	2,071,377
Dynegy, Inc. Tranche B-2 Term Loan(a)(b) 04/23/20	4.000%	938,462	930,841
Equipower Resources Holdings Tranche C Term Loan(a)(b)(c) 12/21/18	5.500%	550,000	545,188
Generac Power Systems, Inc.(a)(b) Tranche B Term Loan 05/31/20	3.500%	1,650,000	1,635,562
Generac Power Systems, Inc.(a)(b)(c) Tranche B Term Loan 05/31/20	3.500%	800,000	793,000
LSP Madison Funding LLC Term Loan(a)(b) 06/28/19	5.576%	1,474,667	1,480,816
La Frontera Generation LLC Term Loan(a)(b) 09/30/20	4.500%	625,000	619,144
NRG Energy, Inc. Term Loan(a)(b) 07/01/18	2.750%	2,060,375	2,038,439
Raven Power Finance LLC Term Loan(a)(b) 11/30/18	8.250%	472,625	480,896
Texas Competitive Electric Holdings Co. LLC Term Loan(a)(b) 10/10/17	4.720%	5,315,974	3,703,905
Total			18,902,778
Entertainment 2.7%
AMC Entertainment, Inc. Term Loan(a)(b) 04/30/20	3.500%	2,294,250	2,285,647
Alpha Topco Ltd. Tranche B Term Loan(a)(b) 04/30/19	4.500%	3,400,062	3,392,412
Aufinco Propriety Ltd. Tranche B Term Loan(a)(b) 05/30/20	4.000%	450,000	448,875
Cedar Fair LP Term Loan(a)(b) 03/06/20	3.250%	1,097,250	1,098,896
ClubCorp Club Operations, Inc. Tranche B Term Loan(a)(b) 11/30/16	5.000%	2,897,016	2,925,986

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
SRAM LLC 1st Lien Term Loan(a)(b) 04/10/20	4.008%	1,885,187	1,863,979
Seaworld Parks & Entertainment, Inc. Tranche B-2 Term Loan(a)(b) 05/14/20	3.000%	6,743,970	6,675,316
Six Flags Theme Parks, Inc. Tranche B Term Loan(a)(b) 12/20/18	4.001%	639,899	642,068
Town Sports International LLC Term Loan(a)(b) 04/27/18	5.750%	1,803,183	1,806,194
WMG Acquisition Corp.(a)(b)(c) Delayed Draw Term Loan 05/12/20	4.000%	70,427	69,488
05/12/20	4.000%	454,573	448,514
WMG Acquisitions Corp. Tranche B Term Loan(a)(b) 07/01/20	3.750%	425,000	421,812
Total			22,079,187
Environmental 0.9%
ADS Waste Holdings, Inc. Tranche B Term Loan(a)(b) 10/09/19	4.250%	4,877,994	4,857,262
Tervita Corp. Term Loan(a)(b) 05/15/18	6.250%	2,521,187	2,506,061
Total			7,363,323
Food and Beverage 5.9%
AdvancePierre Foods, Inc. 1st Lien Term Loan(a)(b) 07/10/17	5.750%	1,197,000	1,200,244
Aramark Corp.(a)(b) 2nd Letter of Credit 07/26/16	0.045%	52,186	52,147
3rd Letter of Credit 07/26/16	0.045%	286,407	286,189
Tranche B Term Loan 07/26/16	3.776%	793,527	792,924
Tranche C Term Loan 07/26/16	3.776%	1,555,280	1,554,098
Tranche D Term Loan 09/09/19	4.000%	2,375,000	2,366,094
Arysta LifeScience SPC LLC 1st Lien Term Loan(a)(b) 05/29/20	4.500%	2,250,000	2,226,105
CIH International Sarl Tranche B Term Loan(a)(b) 05/01/20	2.750%	775,000	772,094

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CSM Bakery Supplies Tranche B Term Loan(a)(b)(c) 05/22/20	4.750%	1,000,000	989,380
Centerplate, Inc. Tranche A Term Loan(a)(b) 10/15/18	5.750%	323,375	324,022
Clearwater Seafoods LP Tranche B Term Loan(a)(b)(c) 06/15/19	5.000%	450,000	451,687
Del Monte Foods Co. Term Loan(a)(b) 03/08/18	4.000%	6,213,233	6,184,776
Dole Food Co., Inc. Tranche B Term Loan(a)(b) 04/01/20	3.752%	1,695,750	1,685,457
HJ Heinz Co. Tranche B2 Term Loan(a)(b) 06/05/20	3.500%	10,100,000	10,088,486
High Liner Foods, Inc. Term Loan(a)(b) 12/19/17	4.750%	698,159	696,413
JBS U.S.A. LLC Term Loan(a)(b) 05/25/18	3.750%	6,498,965	6,482,677
Pinnacle Foods Finance LLC Tranche G Term Loan(a)(b) 04/29/20	3.250%	3,640,875	3,613,568
U.S. Foods, Inc. Term Loan(a)(b) 03/31/19	4.500%	6,375,000	6,298,500
Wilton Brands LLC Tranche B Term Loan(a)(b) 08/30/18	7.500%	673,750	673,750
Windsor Quality Food Co., Ltd. Tranche B Term Loan(a)(b) 02/16/17	5.000%	1,783,000	1,780,771
Total			48,519,382
Gaming 1.7%
Affinity Gaming LLC Term Loan(a)(b) 11/09/17	5.500%	504,575	509,939
Caesars Entertainment Operating Co., Inc. Tranche B6 Term Loan(a)(b) 01/28/18	5.443%	4,444,674	3,922,425
MGM Resorts International Tranche A Term Loan(a)(b) 12/20/17	3.195%	4,477,500	4,467,426

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pinnacle Entertainment, Inc. Tranche A Term Loan(a)(b) 03/19/19	4.000%	666,562	665,396
Scientific Games Corp. Tranche B Term Loan(a)(b)(c) 05/22/20	4.250%	3,475,000	3,429,825
Seminole Tribe of Florida Term Loan(a)(b) 04/29/20	3.000%	650,000	647,289
Total			13,642,300
Gas Distributors 0.5%
Obsidian Holdings LLC Tranche A Term Loan(a)(b) 11/02/15	6.750%	638,972	635,777
Obsidian Natural Gas Trust Term Loan(a)(b) 11/02/15	7.000%	3,241,761	3,257,970
Power Buyer LLC(a)(b) Tranche B Term Loan 05/06/20	4.250%	266,667	263,333
Power Buyer LLC(a)(b)(c) 1st Lien Delayed Draw Term Loan 05/06/20	0.000%	33,333	32,917
Total			4,189,997
Gas Pipelines 0.2%
Ruby Western Pipeline Holdings LLC Term Loan(a)(b) 03/27/20	3.500%	450,000	447,750
Tallgrass Operations LLC Tranche B Term Loan(a)(b) 11/13/18	5.250%	1,062,268	1,065,593
Total			1,513,343
Health Care 9.8%
ATI Holdings, Inc. Term Loan(a)(b) 12/20/19	5.750%	422,875	424,461
Alere, Inc.(a)(b) Tranche B Term Loan 06/30/17	4.250%	4,632,599	4,648,535
Tranche B1 Term Loan 06/30/17	4.250%	664,875	667,162
Tranche B2 Term Loan 06/30/17	4.250%	567,813	569,766
Alliance HealthCare Services, Inc.(a)(b) Term Loan 06/03/19	4.250%	951,190	949,830

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Alliance HealthCare Services, Inc.(a)(b)(c) Delayed Draw Term Loan 06/03/19	4.250%	223,810	223,489
BSN Medical Luxembourg Holding, S.A.R.L. Tranche B1A Term Loan(a)(b) 08/28/19	5.000%	600,000	601,500
Bausch & Lomb, Inc. Term Loan(a)(b) 05/18/19	4.000%	4,568,937	4,559,433
Biomet, Inc. Tranche B1 Term Loan(a)(b) 07/25/17	3.963%	812,429	807,693
CHG Buyer Corp.(a)(b) 1st Lien Term Loan 11/19/19	5.000%	1,086,908	1,088,603
CHG Buyer Corp.(a)(b)(c) 1st Lien Term Loan 11/19/19	5.000%	325,000	325,507
CHS/Community Health Systems, Inc. Term Loan(a)(b) 01/25/17	3.773%	4,555,161	4,554,660
CRC Health Corp. Tranche B2 Term Loan(a)(b) 11/16/15	4.695%	2,416,842	2,406,764
ConvaTec, Inc. Term Loan(a)(b) 12/22/16	5.000%	1,985,739	1,992,690
DJO Finance LLC Tranche B Term Loan(a)(b) 09/15/17	4.750%	2,973,714	2,987,958
DaVita HealthCare Partners, Inc. Tranche B Term Loan(a)(b) 10/20/16	4.500%	2,559,375	2,564,161
Drumm Investors LLC Term Loan(a)(b) 05/04/18	5.000%	1,258,157	1,206,258
Emdeon, Inc.(a)(b) Tranche B-2 Term Loan 11/02/18	3.750%	623,437	619,069
Emdeon, Inc.(a)(b)(c) Tranche B-2 Term Loan 11/02/18	3.750%	1,000,000	992,993
Envision Healthcare Corp. Term Loan(a)(b) 05/25/18	4.000%	4,457,398	4,438,276
HCA, Inc.(a)(b) Tranche B-5 Term Loan 03/31/17	3.026%	3,650,000	3,629,487
Tranche B4 Term Loan 05/01/18	2.945%	1,750,000	1,740,970

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Health Management Associates, Inc. Tranche B Term Loan(a)(b) 11/16/18	3.500%	4,342,558	4,328,097
Hologic, Inc. Tranche B Term Loan(a)(b) 08/01/19	4.500%	1,935,375	1,938,878
IMS Health, Inc. Tranche B-1 Term Loan(a)(b) 09/01/17	3.750%	1,916,092	1,913,697
Kindred Healthcare, Inc. Tranche B-1 Term Loan(a)(b) 06/01/18	4.250%	1,365,548	1,348,436
LHP Operations Co. LLC Term Loan(a)(b) 07/03/18	9.000%	570,687	579,248
MX U.S.A., Inc. 1st Lien Term Loan(a)(b) 04/28/17	6.500%	715,566	717,355
MedAssets, Inc. Tranche B Term Loan(a)(b) 12/13/19	4.000%	466,708	464,958
Medpace, Inc. Tranche B Term Loan(a)(b) 06/19/17	5.500%	725,202	728,828
MultiPlan, Inc. Tranche B1 Term Loan(a)(b) 08/26/17	4.000%	2,206,104	2,201,052
One Call Medical, Inc. Term Loan(a)(b) 08/19/19	5.500%	945,250	945,250
Onex Carestream Finance LP 1st Lien Term Loan(a)(b) 06/07/19	5.000%	2,800,000	2,764,552
Physiotherapy Associates Holdings, Inc. Term Loan(a)(b) 04/30/18	8.000%	595,683	568,440
Quintiles Transnational Corp.(a)(b) Tranche B1 Term Loan 06/08/18	4.500%	348,031	347,596
Tranche B2 Term Loan 06/08/18	4.500%	6,631,413	6,618,150
Radnet Management, Inc. Tranche B Term Loan(a)(b) 10/10/18	4.253%	199,498	199,332
Sage Products Holdings III LLC 1st Lien Term Loan(a)(b) 12/13/19	4.250%	505,204	504,259

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Select Medical Corp.(a)(b) Series C Tranche B Term Loan 06/01/18	4.002%	1,751,851	1,745,281
Tranche B Term Loan 02/20/16	3.550%	721,375	726,351
Sheridan Holdings, Inc. 1st Lien Term Loan(a)(b) 06/29/18	4.500%	668,640	668,807
Steward Health Care System LLC Term Loan(a)(b) 04/10/20	6.750%	325,000	326,625
VWR Funding, Inc. Term Loan(a)(b) 04/03/17	4.445%	979,338	970,357
Vanguard Health Holding Co. II LLC Tranche B Term Loan(a)(b) 01/29/16	3.750%	4,873,995	4,864,881
inVentiv Health, Inc.(a)(b) Term Loan 08/04/16	7.500%	2,007,403	1,967,255
Tranche B3 Term Loan 05/15/18	7.750%	773,206	757,742
Total			80,194,692
Independent Energy 1.5%
MEG Energy Corp. Term Loan(a)(b) 03/31/20	3.750%	9,678,080	9,651,465
Sheridan Investment Partners I LLC Tranche B2 Term Loan(a)(b) 10/01/19	5.000%	1,932,772	1,919,880
Sheridan Production Partners I-A LP Tranche B2 Term Loan(a)(b) 10/01/19	5.000%	256,108	254,400
Sheridan Production Partners I-M LP Tranche B2 Term Loan(a)(b) 10/01/19	5.000%	156,432	155,389
Total			11,981,134
Life Insurance 0.3%
Alliant Holdings I, Inc. Term Loan(a)(b) 12/20/19	5.000%	1,840,750	1,836,148
CNO Financial Group, Inc. Tranche B-2 Term Loan(a)(b) 09/28/18	3.750%	904,018	897,808
Total			2,733,956

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lodging 0.1%
Four Seasons Holdings 1st Lien Term Loan(a)(b)(c) 06/27/20	4.250%	675,000	677,531
Media Cable 4.5%
Bresnan Broadband Holdings LLC Tranche B Term Loan(a)(b) 12/14/17	4.500%	1,998,135	1,995,138
CSC Holdings, Inc. Tranche B Term Loan(a)(b) 04/17/20	2.695%	3,225,000	3,184,688
Cequel Communications LLC Term Loan(a)(b) 02/14/19	3.500%	4,014,163	3,977,152
Charter Communications Operating LLC(a)(b) Tranche F Term Loan 12/31/20	3.000%	1,633,220	1,617,116
Charter Communications Operating LLC(a)(b)(c) Tranche E Term Loan 04/10/20	3.000%	1,350,000	1,332,072
Digital Generation, Inc. Term Loan(a)(b) 07/26/18	7.250%	1,502,087	1,478,309
Kabel Deutschland Gmbh Tranche F1 Term Loan(a)(b) 02/01/19	3.250%	1,225,000	1,219,990
MCC Iowa LLC (Mediacom Broadband Group) Tranche H Term Loan(a)(b) 01/29/21	3.250%	950,000	940,975
Mediacom Illinois LLC Tranche E Term Loan(a)(b) 10/23/17	4.500%	4,852,431	4,845,346
Midcontinent Communications Tranche B Term Loan(a)(b) 12/31/16	4.000%	948,299	950,907
Nine Entertainment Group Ltd. Tranche B Term Loan(a)(b) 02/05/20	3.500%	1,700,000	1,689,375
TWCC Holding Corp.(a)(b) 2nd Lien Term Loan 12/11/20	7.000%	700,000	703,500
Term Loan 02/13/17	3.500%	2,000,000	1,999,280
UPC Financing Partnership(a)(b) Term Loan 01/31/21	4.000%	775,000	774,031
Tranche AH Term Loan 06/30/21	3.250%	4,078,393	4,054,168

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Virgin Media Investment Holdings Ltd.(a)(b) Tranche B Term Loan 06/08/20	3.500%	2,082,577	2,057,711
Virgin Media Investment Holdings Ltd.(a)(b)(c) Tranche B Term Loan 06/08/20	3.500%	3,742,423	3,697,738
WaveDivision Holdings LLC Term Loan(a)(b) 10/12/19	4.000%	323,375	322,567
Total			36,840,063
Media Non-Cable 6.3%
Advanstar Communications, Inc. 1st Lien Term Loan(a)(b) 04/29/19	5.500%	748,125	738,070
Clear Channel Communications, Inc.(a)(b) Tranche B Term Loan 01/29/16	3.845%	498,520	454,590
Tranche D Term Loan 01/30/19	6.945%	1,470,419	1,337,258
Crown Castle Operating Co. Tranche B Term Loan(a)(b) 01/31/19	3.250%	2,455,172	2,436,758
Crown Media Holdings, Inc. Tranche B Term Loan(a)(b) 07/14/18	4.000%	968,525	964,486
Cumulus Media Holdings, Inc. 1st Lien Term Loan(a)(b) 09/17/18	4.500%	6,685,161	6,682,353
Emerald Expositions Holding, Inc. Term Loan(a)(b) 06/17/20	5.500%	725,000	721,375
Entravision Communications Corp. Tranche B Term Loan(a)(b)(c)(d) 05/31/20	0.750%	675,000	664,875
FoxCo Acquisition Sub LLC Term Loan(a)(b) 07/14/17	5.500%	1,463,942	1,475,844
Getty Images, Inc. Term Loan(a)(b) 10/18/19	4.750%	6,467,500	6,383,940
Gray Television, Inc. Term Loan(a)(b) 10/12/19	4.750%	457,883	459,600
ION Media Networks, Inc. Term Loan(a)(b) 07/24/18	7.250%	796,000	799,980
Intelsat Jackson Holdings SA Tranche B1 Term Loan(a)(b) 04/02/18	4.250%	7,840,550	7,840,550

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
LIN Television Corp. Tranche B Term Loan(a)(b) 12/21/18	4.000%	664,881	664,330
Lodgenet Interactive Corp. Term Loan(a)(b) 03/28/18	6.750%	1,147,048	792,610
McGraw-Hill Global Education Holdings LLC Tranche B Term Loan(a)(b) 03/22/19	9.000%	798,000	783,835
Merrill Communications LLC Term Loan(a)(b) 03/08/18	7.250%	673,312	674,996
Micro Holding LP Term Loan(a)(b) 03/18/19	6.250%	900,000	899,442
National Cinemedia LLC Term Loan(a)(b) 11/26/19	2.950%	475,000	470,606
Nelson Education Ltd. 1st Lien Term Loan(a)(b) 07/04/14	2.776%	1,422,172	1,215,957
Nielsen Finance LLC Tranche E Term Loan(a)(b) 05/01/16	2.943%	4,380,187	4,385,663
Raycom TV Broadcasting LLC Tranche B Term Loan(a)(b) 05/31/17	4.250%	955,500	960,277
RentPath, Inc. Tranche B Term Loan(a)(b) 05/29/20	6.250%	1,000,000	984,380
Sinclair Television Group, Inc. Tranche B Term Loan(a)(b) 04/09/20	3.000%	598,500	596,256
Tribune Co. Tranche B Term Loan(a)(b) 12/31/19	4.000%	1,592,000	1,582,050
Univision Communications, Inc. 1st Lien Term Loan(a)(b) 03/01/20	4.500%	6,553,945	6,486,767
Total			51,456,848
Metals 3.6%
Alpha Natural Resources, Inc. Tranche B Term Loan(a)(b) 05/22/20	3.500%	2,775,000	2,695,219
Constellium Holdco BV Term Loan(a)(b) 03/25/20	6.000%	498,750	506,875

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Essar Steel Algoma, Inc. Term Loan(a)(b) 09/19/14	8.750%	967,687	981,603
FMG Resources August 2006 Proprietary Ltd. Term Loan(a)(b) 10/18/17	5.250%	5,508,375	5,471,359
Fairmount Minerals Ltd. Tranche B Term Loan(a)(b) 03/15/17	5.250%	3,786,464	3,780,784
JFB Firth Rixson, Inc. Term Loan(a)(b) 06/30/17	4.250%	298,500	296,261
JMC Steel Group, Inc. Term Loan(a)(b) 04/01/17	4.750%	2,199,426	2,199,426
Murray Energy Corp. Tranche B Term Loan(a)(b) 05/16/19	4.750%	375,000	371,719
Neenah Foundry Co. Term Loan(a)(b) 04/26/17	6.750%	475,000	471,737
Novelis, Inc. Term Loan(a)(b) 03/10/17	3.750%	5,507,800	5,512,977
SunCoke Energy, Inc. Tranche B Term Loan(a)(b) 07/26/18	4.000%	403,644	402,635
Walter Energy, Inc. Tranche B Term Loan(a)(b) 04/02/18	5.750%	5,059,691	4,924,748
Waupaca Foundry, Inc. Term Loan(a)(b) 06/29/17	5.750%	1,449,573	1,442,848
Total			29,058,191
Non-Captive Diversified 0.3%
American Capital Ltd. Term Loan(a)(b) 08/22/16	5.500%	875,000	876,461
Ocwen Loan Servicing Term Loan(a)(b) 02/15/18	5.000%	1,172,063	1,176,950
Total			2,053,411
Oil Field Services 0.3%
FTS International, Inc. Term Loan(a)(b) 05/06/16	8.500%	1,038,732	998,044

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Preferred Proppants LLC Tranche B Term Loan(a)(b) 12/15/16	9.000%	1,600,625	1,512,591
Total			2,510,635
Other Financial Institutions 1.1%
Altisource Solutions Sarl Tranche B Term Loan(a)(b) 11/27/19	5.750%	423,935	424,465
Citco III Ltd. Term Loan(a)(b) 06/29/18	4.250%	3,171,429	3,158,553
Grosvenor Capital Management Holdings LLLP Tranche C Term Loan(a)(b) 12/05/16	4.250%	1,028,033	1,020,965
HarbourVest Partners LP Term Loan(a)(b) 11/21/17	4.750%	2,110,302	2,120,854
MIP Delaware LLC Tranche B1 Term Loan(a)(b) 03/09/20	4.000%	888,220	889,703
Mercury Payment Systems LLC Term Loan(a)(b) 07/01/17	5.500%	1,057,566	1,065,497
Unifrax Holding Co. Term Loan(a)(b) 11/18/18	6.500%	380,266	379,156
Total			9,059,193
Other Industry 3.7%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan(a)(b) 12/18/17	4.250%	5,506,738	5,492,971
Allied Security Holdings LLC 1st Lien Term Loan(a)(b) 02/03/17	5.250%	1,539,597	1,540,875
Altegrity, Inc.(a)(b) Term Loan 02/21/15	5.000%	1,784,778	1,764,700
Tranche D Term Loan 02/21/15	7.750%	566,359	564,943
Aluma Systems, Inc. Tranche 1 Term Loan(a)(b) 10/23/18	6.250%	144,073	144,794
Ascend Learning LLC 1st Lien Term Loan(a)(b) 05/23/17	7.000%	1,994,936	1,983,305
BarBri, Inc. Term Loan(a)(b) 06/19/17	6.000%	718,781	716,984

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brand Energy & Infrastructure Services, Inc. Tranche B1 1st Lien Term Loan(a)(b) 10/23/18	6.250%	600,302	603,312
Cooper, Gay, Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.) 1st Lien Term Loan(a)(b) 04/16/20	5.000%	475,000	472,625
Education Management LLC Tranche C3 Term Loan(a)(b) 03/30/18	8.250%	1,479,695	1,348,993
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) Term Loan(a)(b) 07/02/18	4.250%	3,256,088	3,231,667
Jason, Inc. Term Loan(a)(b) 02/28/19	5.000%	488,889	487,667
Laureate Education, Inc. Term Loan(a)(b) 06/15/18	5.250%	7,908,118	7,843,904
RE/MAX LLC Term Loan(a)(b) 04/16/16	5.500%	1,137,328	1,140,172
SymphonyIRI Group, Inc./Holdings, Inc. Term Loan(a)(b) 12/01/17	4.500%	1,470,008	1,467,259
TriMas Co. LLC Tranche B Term Loan(a)(b) 10/11/19	3.750%	818,813	814,718
WireCo WorldGroup, Inc. Term Loan(a)(b) 02/15/17	6.000%	645,125	642,706
Total			30,261,595
Packaging 2.1%
BWAY Holding Co. Term Loan(a)(b) 08/06/17	4.500%	2,462,625	2,472,623
Berry Plastics Corp. Tranche D Term Loan(a)(b) 02/08/20	3.500%	2,019,938	1,995,819
Berry Plastics Holding Corp. Tranche C Term Loan(a)(b) 04/03/15	2.195%	1,112,642	1,109,738
Expera Specialty Solutions Term Loan(a)(b)(c) 12/19/18	6.527%	500,000	492,500
John Henry Holdings, Inc. 1st Lien Term Loan(a)(b) 12/06/18	6.000%	572,125	575,460

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pact Group (U.S.A.), Inc. Term Loan(a)(b) 05/29/20	3.750%	1,475,000	1,463,938
Reynolds Group Holdings, Inc. Term Loan(a)(b) 09/28/18	4.750%	5,185,812	5,193,384
Tank Holding Corp. Term Loan(a)(b) 07/09/19	4.250%	980,535	971,956
Tricorbraun, Inc. Term Loan(a)(b) 05/03/18	4.000%	2,783,987	2,777,027
Total			17,052,445
Pharmaceuticals 3.4%
Alkermes, Inc. Term Loan(a)(b) 09/25/19	3.500%	348,246	344,182
Aptalis Pharma, Inc. Tranche B1 Term Loan(a)(b) 02/10/17	5.500%	975,000	973,781
Auxilium Pharmaceuticals, Inc. Term Loan(a)(b) 04/15/18	0.000%	575,000	570,688
Catalent Pharma Solutions, Inc.(a)(b) Tranche 1 Term Loan 09/15/16	3.695%	1,943,152	1,935,866
Tranche 2 Term Loan 09/15/17	4.250%	1,331,386	1,331,665
Grifols, Inc. Tranche B Term Loan(a)(b) 06/01/17	4.250%	6,109,407	6,129,507
Patriot Coal Corp. Debtor In Possession Term Loan(a)(b)(e) 12/31/13	9.250%	850,000	840,795
Pharmaceutical Product Development, Inc. Term Loan(a)(b) 12/05/18	4.250%	6,172,741	6,169,407
Valeant Pharmaceuticals International, Inc.(a)(b) Tranche C1 Term Loan 12/11/19	3.500%	1,669,119	1,655,565
Tranche D1 Term Loan 02/13/19	3.500%	843,636	837,308
Valeant Pharmaceuticals Tranche B Term Loan(a)(b)(c) 06/26/20	4.500%	4,650,000	4,633,725
WC Luxco SARL Tranche B3 Term Loan(a)(b) 03/15/18	4.250%	785,314	784,615

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Warner Chilcott Co. LLC Tranche B2 Term Loan(a)(b) 03/15/18	4.250%	134,020	133,901
Warner Chilcott Corp.(a)(b) Tranche B1 Term Loan 03/15/18	4.250%	433,830	433,444
03/15/18	4.250%	996,568	995,682
Total			27,770,131
Property & Casualty 1.0%
AmWINS Group LLC 1st Lien Term Loan(a)(b) 09/06/19	5.000%	472,625	473,414
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan(a)(b) 12/10/19	5.000%	224,436	223,595
Hub International Ltd. Term Loan(a)(b) 06/13/17	3.695%	5,209,383	5,208,286
USI, Inc. Term Loan(a)(b) 12/27/19	5.250%	1,990,000	1,993,741
Total			7,899,036
Refining 0.3%
CITGO Petroleum Corp.(a)(b) Tranche B Term Loan 06/24/15	8.000%	278,572	279,268
Tranche C Term Loan 06/24/17	9.000%	1,951,714	1,972,461
Total			2,251,729
REITs —%
Starwood Property Trust, Inc. 1st Lien Term Loan(a)(b) 04/17/20	3.500%	274,313	272,941
Restaurants 2.6%
Brasa Holdings, Inc. Tranche B 1st Lien Term Loan(a)(b) 07/22/19	7.500%	471,437	474,973
Burger King Corp. Tranche B Term Loan(a)(b) 09/28/19	3.750%	3,225,625	3,236,560
Dave & Buster's, Inc. Term Loan(a)(b) 06/01/16	4.500%	1,936,889	1,941,731
DineEquity, Inc. Tranche B2 Term Loan(a)(b) 10/19/17	3.750%	3,151,944	3,154,749

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Dunkin' Brands, Inc. Tranche B3 Term Loan(a)(b) 02/14/20	3.750%	2,532,190	2,522,695
Landry's, Inc. Tranche B Term Loan(a)(b) 04/24/18	4.750%	3,995,943	4,002,658
NPC International, Inc. Term Loan(a)(b) 12/28/18	4.311%	785,333	786,645
OSI Restaurant Partners LLC Term Loan(a)(b) 10/28/19	3.500%	2,861,824	2,850,033
PF Chang's China Bistro, Inc. Term Loan(a)(b) 06/22/19	5.250%	1,416,800	1,434,510
Sagittarius Restaurants LLC (Del Taco) Term Loan(a)(b) 10/01/18	6.250%	573,563	574,040
Seminole Hard Rock Entertainment, Inc. Tranche B Term Loan(a)(b) 05/14/20	3.500%	250,000	248,750
Total			21,227,344
Retailers 6.3%
99 Cents Only Stores Tranche B1 Term Loan(a)(b) 01/11/19	5.260%	3,036,384	3,025,938
Bass Pro Group LLC Term Loan(a)(b) 11/20/19	4.000%	1,246,152	1,243,710
Blue Buffalo Co., Ltd. Tranche B2 Term Loan(a)(b) 08/08/19	4.750%	1,364,705	1,364,131
Evergreen Acqco 1 LP Term Loan(a)(b) 07/09/19	5.000%	668,263	668,817
FTD Group, Inc. Term Loan(a)(b) 06/11/18	4.750%	2,211,158	2,208,394
General Nutrition Centers, Inc. Tranche B Term Loan(a)(b) 03/02/18	3.750%	8,933,727	8,905,854
Harbor Freight Tools, USA, Inc./Central Purchasing LLC Term Loan(a)(b) 11/14/17	6.500%	1,141,375	1,146,066
J. Crew Group, Inc. Tranche B1 Term Loan(a)(b) 03/07/18	4.000%	5,887,406	5,851,846
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Jo-Ann Stores, Inc. Tranche B Term Loan(a)(b) 03/16/18	4.000%	4,810,582	4,785,038
Michaels Stores, Inc. Tranche B Term Loan(a)(b) 01/28/20	3.750%	2,425,000	2,415,397
National Vision, Inc. Term Loan(a)(b) 08/02/18	7.000%	814,688	814,688
Neiman Marcus Group, Inc. (The) Term Loan(a)(b) 05/16/18	4.000%	7,700,000	7,668,738
Pantry, Inc. (The) Term Loan(a)(b) 08/03/19	5.750%	446,625	450,256
Party City Holdings, Inc. Term Loan(a)(b) 07/27/19	4.250%	1,268,625	1,257,791
PetCo Animal Supplies, Inc. Term Loan(a)(b) 11/24/17	4.000%	5,494,223	5,483,949
Rite Aid Corp.(a)(b) Tranche 1 2nd Lien Term Loan 08/21/20	5.750%	425,000	430,313
Tranche 6 Term Loan 02/21/20	4.000%	3,566,062	3,549,730
Total			51,270,656
Supermarkets 0.5%
Albertson's LLC(a)(b) Tranche B-1 Term Loan 03/21/16	4.250%	407,463	402,369
Tranche B-2 Term Loan 03/21/19	4.750%	265,850	263,856
Supervalu, Inc. Term Loan(a)(b) 03/21/19	5.000%	2,616,644	2,596,653
United Central Industrial Supply Co. LLC 1st Lien Term Loan(a)(b) 10/09/18	7.500%	1,041,600	986,916
Total			4,249,794
Technology 13.7%
Aeroflex, Inc. Tranche B-1 Term Loan(a)(b) 11/09/19	4.500%	3,139,845	3,129,389
Applied Systems, Inc. 1st Lien Term Loan(a)(b) 12/08/16	4.250%	2,116,143	2,120,121

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aspect Software, Inc. Tranche B Term Loan(a)(b) 05/07/16	7.000%	3,787,221	3,780,896
Audio Visual Services Group, Inc. 1st Lien Term Loan(a)(b) 11/09/18	6.750%	1,017,312	1,022,412
CCC Information Services, Inc. Term Loan(a)(b) 12/20/19	4.000%	423,187	419,306
CDW LLC Term Loan(a)(b) 04/29/20	3.500%	2,942,625	2,900,339
Cinedigm Funding I LLC Term Loan(a)(b) 02/28/18	3.750%	1,650,775	1,650,775
CommScope, Inc. Tranche 2 Term Loan(a)(b) 01/14/18	3.750%	5,994,537	5,997,055
CompuCom Systems, Inc. Term Loan(a)(b) 05/09/20	4.250%	1,225,000	1,203,563
Dealer Computer Services, Inc. (Reynolds & Reynolds) Tranche A Term Loan(a)(b) 04/21/16	2.195%	714,603	714,603
Digital Cinema Corp. Tranche B Term Loan(a)(b) 03/31/17	5.000%	925,000	920,375
EIG Investors Corp. Tranche B Term Loan(a)(b) 11/09/19	6.250%	1,865,625	1,872,621
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan(a)(b) 03/26/20	4.750%	1,243,357	1,241,803
Epicor Software Corp. Tranche B1 Term Loan(a)(b) 05/16/18	4.500%	3,447,500	3,447,500
Expert Global Solutions, Inc. Tranche B 1st Lien Term Loan(a)(b) 04/03/18	8.500%	2,352,860	2,384,623
First Data Corp.(a)(b) Term Loan 03/24/17	4.193%	500,000	487,970
03/23/18	4.193%	3,141,285	3,058,826
Tranche B Term Loan 09/24/18	4.193%	1,975,000	1,923,156
Freescale Semiconductor, Inc. Tranche B4 Term Loan(a)(b) 03/01/20	5.000%	2,743,125	2,718,629

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Genpact Ltd. Term Loan(a)(b) 08/30/19	3.500%	1,716,375	1,712,084
Go Daddy Operating Co. LLC Tranche B2 Term Loan(a)(b) 12/17/18	4.250%	2,386,903	2,371,245
Greeneden U.S. Holdings II LLC(a)(b) Term Loan 02/08/20	4.000%	570,938	567,015
Greeneden U.S. Holdings II LLC(a)(b)(c) Term Loan 02/08/20	4.000%	100,000	99,313
Hyland Software, Inc. Term Loan(a)(b) 10/25/19	5.500%	323,375	323,879
ION Trading Technologies SARL 1st Lien Term Loan(a)(b) 05/22/20	4.500%	625,000	620,831
Infor (U.S.), Inc.(a)(b) Tranche B-3 Term Loan 06/03/20	3.750%	450,000	443,534
Tranche B2 Term Loan 04/05/18	5.250%	4,503,677	4,508,361
Interactive Data Corp. Term Loan(a)(b) 02/11/18	4.500%	1,916,109	1,904,133
Kronos, Inc. 1st Lien Term Loan(a)(b) 10/30/19	4.500%	1,467,625	1,469,093
Magic Newco LLC 1st Lien Term Loan(a)(b) 12/12/18	7.250%	1,989,975	2,005,517
Microsemi Corp. Term Loan(a)(b) 02/19/20	3.750%	1,549,450	1,548,799
NXP BV Tranche C Term Loan(a)(b) 01/10/20	4.750%	2,835,750	2,870,318
Novell, Inc. 1st Lien Term Loan(a)(b) 11/22/17	7.272%	3,191,250	3,188,410
RP Crown Parent LLC 1st Lien Term Loan(a)(b) 12/21/18	6.750%	4,955,112	4,969,581
Renaissance Learning, Inc. Term Loan(a)(b) 11/13/18	5.750%	521,063	521,714

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Rocket Software, Inc. 1st Lien Term Loan(a)(b) 02/08/18	5.750%	492,503	491,764
Rovi Solutions Corp./Guides, Inc. Tranche B-3 Term Loan(a)(b) 03/29/19	3.500%	947,625	942,887
SCS Holdings I, Inc. Term Loan(a)(b) 12/07/18	7.000%	503,125	500,609
SSI Investments II Ltd. Term Loan(a)(b) 05/26/17	5.000%	780,505	783,432
Sensata Technology BV/Finance Co. LLC Term Loan(a)(b) 05/12/18	3.750%	1,675,227	1,680,471
Serena Software, Inc.(a)(b) Term Loan 03/10/16	4.193%	2,200,000	2,189,000
Tranche B Term Loan 03/10/16	5.000%	425,000	420,750
Shield Finance Co. SARL Tranche B Term Loan(a)(b) 05/10/19	6.500%	1,684,241	1,677,925
Sitel LLC Tranche A Term Loan(a)(b) 01/30/17	7.028%	2,377,759	2,338,122
Softlayer Technologies, Inc. Tranche B Term Loan(a)(b) 11/09/16	7.750%	552,904	554,978
Sophia LP Tranche B Term Loan(a)(b) 07/19/18	4.500%	997,494	998,741
Spansion LLC Term Loan(a)(b) 12/13/18	5.250%	719,423	721,222
Stoneriver Group LP 1st Lien Term Loan(a)(b) 11/30/19	4.500%	425,000	421,103
SunGard Data Systems, Inc.(a)(b) Tranche C Term Loan 02/28/17	3.943%	540,911	541,993
Tranche D Term Loan 01/31/20	4.500%	621,875	623,047
Tranche E Term Loan 03/08/20	4.000%	5,236,875	5,227,687
SurveyMonkey.com LLC Term Loan(a)(b) 02/07/19	5.500%	523,688	523,688

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Syniverse Holdings, Inc.(a)(b) Term Loan 04/23/19	4.000%	1,150,000	1,144,250
04/23/19	5.000%	2,301,750	2,291,691
TNS, Inc. 1st Lien Term Loan(a)(b) 02/14/20	5.000%	834,259	835,652
TransFirst Holdings, Inc. 1st Lien Tranche B-1 Term Loan(a)(b) 12/27/17	4.750%	995,006	991,275
TransUnion LLC Term Loan(a)(b) 02/08/19	4.250%	6,778,534	6,798,870
TriZetto Group, Inc. Term Loan(a)(b) 05/02/18	4.750%	1,548,202	1,538,526
VeriFone, Inc. Tranche B Term Loan(a)(b) 12/28/18	4.250%	245,102	243,774
Vertafore, Inc. Term Loan(a)(b) 10/03/19	4.250%	1,795,500	1,797,295
Wall Street Systems Delaware, Inc. 1st Lien Term Loan(a)(b) 10/25/19	5.750%	1,094,500	1,092,453
Web.com Group, Inc. 1st Lien Term Loan(a)(b) 10/27/17	4.500%	2,656,533	2,672,021
Websense, Inc. 1st Lien Term Loan(a)(b) 06/25/20	4.500%	800,000	797,504
iPayment, Inc. Term Loan(a)(b) 05/08/17	5.750%	1,461,880	1,439,951
Total			112,398,470
Textile 0.1%
Wolverine World Wide, Inc. Tranche B Term Loan(a)(b) 10/09/19	4.000%	428,607	430,077
Transportation Services 0.7%
Avis Budget Car Rental LLC Tranche B Term Loan(a)(b) 03/15/19	3.000%	548,625	548,625
Evergreen International Aviation Term Loan(a)(b)(f) 06/30/15	5.000%	122,574	98,060

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Hertz Corp. (The)(a)(b) Tranche B1 Term Loan 03/11/18	3.750%	1,691,500	1,686,425
Tranche B2 Term Loan 03/11/18	3.000%	3,641,374	3,615,593
Total			5,948,703
Wireless 1.1%
Cellular South, Inc. Tranche B Term Loan(a)(b) 05/23/20	3.250%	374,063	372,660
Cricket Communications, Inc.(a)(b) Term Loan 10/10/19	4.750%	447,750	442,901
Tranche C Term Loan 03/08/20	4.750%	1,975,000	1,955,862
Instant Web, Inc.(a)(b) Delayed Draw Term Loan 08/07/14	3.570%	162,805	115,185
Term Loan 08/07/14	3.570%	1,561,781	1,104,960
SBA Senior Finance II LLC Term Loan(a)(b) 06/30/18	3.750%	388,137	388,832
SBA Senior Finance II LLC Tranche B Term Loan(a)(b) 09/28/19	3.750%	146,628	146,750
Telesat Canada Tranche B2 Term Loan(a)(b) 03/28/19	3.500%	4,603,587	4,599,766
Total			9,126,916
Wirelines 0.1%
Windstream Corp. Tranche B3 Term Loan(a)(b) 08/08/19	4.000%	997,481	999,815
Total Senior Loans (Cost: $802,939,146)			802,441,941

Corporate Bonds & Notes —%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense —%
Erickson Air-Crane, Inc.(f) 11/02/20	6.000%	87,121	66,787
Total Corporate Bonds & Notes (Cost: $67,305)			66,787

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Money Market Funds 4.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(g)(h)	32,975,222	32,975,222
Total Money Market Funds (Cost: $32,975,222)		32,975,222
Total Investments (Cost: $835,981,673)		835,483,950
Other Assets & Liabilities, Net		(17,438,855)
Net Assets		818,045,095

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)  Represents a security purchased on a when-issued or delayed delivery basis.

(d)  At June 30, 2013, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Entravision Communications Corp. Tranche B Term Loan	675,000

(e)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $164,847, which represents 0.02% of net assets.

(g)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(h)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,055,866	145,461,914	(165,542,558)	32,975,222	31,221	32,975,222

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Senior Loans
Aerospace & Defense	—	9,254,207	2,784,987	12,039,194
Chemicals	—	29,203,975	765,333	29,969,308
Consumer Cyclical Services	—	38,676,073	721,375	39,397,448
Entertainment	—	19,153,201	2,925,986	22,079,187
Gaming	—	13,132,361	509,939	13,642,300
Gas Distributors	—	296,250	3,893,747	4,189,997
Health Care	—	78,898,089	1,296,603	80,194,692
Media Non-Cable	—	49,280,614	2,176,234	51,456,848
Metals	—	28,655,556	402,635	29,058,191
Oil Field Services	—	998,044	1,512,591	2,510,635
Other Industry	—	28,239,228	2,022,367	30,261,595
Restaurants	—	19,317,861	1,909,483	21,227,344
Retailers	—	48,247,574	3,023,082	51,270,656
Supermarkets	—	3,262,878	986,916	4,249,794
Technology	—	108,131,471	4,266,999	112,398,470
Transportation Services	—	5,850,643	98,060	5,948,703
Wireless	—	7,906,771	1,220,145	9,126,916
All Other Industries	—	283,420,663	—	283,420,663
Total Senior Loans	—	771,925,459	30,516,482	802,441,941
Bonds
Corporate Bonds & Notes
Aerospace & Defense	—	—	66,787	66,787
Total Bonds	—	—	66,787	66,787
Other
Money Market Funds	32,975,222	—	—	32,975,222
Total Other	32,975,222	—	—	32,975,222
Total	32,975,222	771,925,459	30,583,269	835,483,950

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Senior Loans ($)	Corporate Bonds & Notes ($)	Total ($)
Balance as of December 31, 2012	42,581,198	—	42,581,198
Accrued discounts/premiums	(16,302)	518	(15,784)
Realized gain (loss)	75,677	—	75,677
Change in unrealized appreciation (depreciation)(a)	(913,647)	(518)	(914,165)
Sales	(13,527,493)	—	(13,527,493)
Purchases	1,674,156	66,787	1,740,943
Transfers into Level 3	18,805,993	—	18,805,993
Transfers out of Level 3	(18,163,100)	—	(18,163,100)
Balance as of June 30, 2013	30,516,482	66,787	30,583,269

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $(968,264), which is comprised of Senior Loans of $(967,746) and Corporate Bonds & Notes of $(518).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other senior loans and corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%

Issuer	Shares	Value ($)
Consumer Discretionary 16.6%
Hotels, Restaurants & Leisure 3.3%
Yum! Brands, Inc.	651,450	45,171,543
Internet & Catalog Retail 6.9%
Amazon.com, Inc.(a)	190,450	52,886,060
priceline.com, Inc.(a)	48,659	40,247,319
Total		93,133,379
Specialty Retail 3.6%
Advance Auto Parts, Inc.	354,050	28,738,238
GNC Holdings, Inc., Class A	434,594	19,213,401
Total		47,951,639
Textiles, Apparel & Luxury Goods 2.8%
Nike, Inc., Class B	340,362	21,674,252
Under Armour, Inc., Class A(a)	269,950	16,118,715
Total		37,792,967
Total Consumer Discretionary		224,049,528
Consumer Staples 9.5%
Beverages 4.3%
Monster Beverage Corp.(a)	483,350	29,373,179
PepsiCo, Inc.	342,050	27,976,270
Total		57,349,449
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	271,850	30,058,454
Food Products 2.2%
Mead Johnson Nutrition Co.	376,050	29,794,441
Household Products 0.8%
Procter & Gamble Co. (The)	146,150	11,252,089
Total Consumer Staples		128,454,433
Energy 8.9%
Energy Equipment & Services 2.1%
Halliburton Co.	658,450	27,470,534
Oil, Gas & Consumable Fuels 6.8%
Occidental Petroleum Corp.	268,100	23,922,563
Range Resources Corp.	687,950	53,192,294
Southwestern Energy Co.(a)	417,250	15,242,142
Total		92,356,999
Total Energy		119,827,533

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 3.4%
Capital Markets 3.4%
BlackRock, Inc.	75,800	19,469,230
Greenhill & Co., Inc.	302,950	13,856,933
TD Ameritrade Holding Corp.	514,450	12,495,991
Total		45,822,154
Total Financials		45,822,154
Health Care 14.9%
Biotechnology 4.9%
BioMarin Pharmaceutical, Inc.(a)	331,450	18,491,595
Gilead Sciences, Inc.(a)	485,514	24,863,172
Vertex Pharmaceuticals, Inc.(a)	283,700	22,659,119
Total		66,013,886
Health Care Equipment & Supplies 3.2%
Covidien PLC	686,600	43,145,944
Health Care Providers & Services 2.1%
DaVita HealthCare Partners, Inc.(a)	240,450	29,046,360
Health Care Technology 1.7%
Cerner Corp.(a)	236,100	22,686,849
Life Sciences Tools & Services 1.1%
Waters Corp.(a)	146,379	14,645,219
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	592,050	26,458,715
Total Health Care		201,996,973
Industrials 8.8%
Aerospace & Defense 3.7%
Honeywell International, Inc.	421,050	33,406,107
United Technologies Corp.	177,250	16,473,615
Total		49,879,722
Electrical Equipment 1.7%
Roper Industries, Inc.	191,200	23,750,864
Machinery 1.3%
WABCO Holdings, Inc.(a)	236,350	17,652,982
Professional Services 2.1%
IHS, Inc., Class A(a)	267,300	27,900,774
Total Industrials		119,184,342

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 32.5%
Communications Equipment 7.7%
Cisco Systems, Inc.	1,978,050	48,086,395
QUALCOMM, Inc.	911,771	55,690,973
Total		103,777,368
Computers & Peripherals 2.6%
Apple, Inc.	88,035	34,868,903
Internet Software & Services 3.3%
Google, Inc., Class A(a)	50,375	44,348,639
IT Services 9.2%
Automatic Data Processing, Inc.	175,650	12,095,259
International Business Machines Corp.	180,000	34,399,800
NeuStar, Inc., Class A(a)	419,950	20,443,166
Visa, Inc., Class A	317,509	58,024,770
Total		124,962,995
Software 9.7%
Adobe Systems, Inc.(a)	810,550	36,928,658
Citrix Systems, Inc.(a)	817,000	49,289,610
Intuit, Inc.	257,800	15,733,534
MICROS Systems, Inc.(a)	367,000	15,836,050
Microsoft Corp.	389,350	13,444,255
Total		131,232,107
Total Information Technology		439,190,012

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 4.8%
Chemicals 4.8%
Ecolab, Inc.	216,550	18,447,895
Potash Corp. of Saskatchewan, Inc.	523,250	19,951,522
Praxair, Inc.	223,550	25,744,018
Total		64,143,435
Total Materials		64,143,435
Total Common Stocks (Cost: $1,265,391,862)		1,342,668,410

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	10,117,685	10,117,685
Total Money Market Funds (Cost: $10,117,685)		10,117,685
Total Investments (Cost: $1,275,509,547)		1,352,786,095
Other Assets & Liabilities, Net		(746,506)
Net Assets		1,352,039,589

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	139,803,148	515,633,241	(645,318,704)	10,117,685	27,244	10,117,685

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	224,049,528	—	—	224,049,528
Consumer Staples	128,454,433	—	—	128,454,433
Energy	119,827,533	—	—	119,827,533
Financials	45,822,154	—	—	45,822,154
Health Care	201,996,973	—	—	201,996,973
Industrials	119,184,342	—	—	119,184,342
Information Technology	439,190,012	—	—	439,190,012
Materials	64,143,435	—	—	64,143,435
Total Equity Securities	1,342,668,410	—	—	1,342,668,410
Other
Money Market Funds	10,117,685	—	—	10,117,685
Total Other	10,117,685	—	—	10,117,685
Total	1,352,786,095	—	—	1,352,786,095

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Invesco International Growth Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 91.2%

Issuer	Shares	Value ($)
Australia 3.7%
BHP Billiton Ltd.	356,088	10,249,217
Brambles Ltd.	3,304,775	28,150,461
CSL Ltd.	234,325	13,196,712
WorleyParsons Ltd.	765,421	13,559,639
Total		65,156,029
Belgium 1.6%
Anheuser-Busch InBev NV	303,030	27,282,755
Brazil 2.6%
Banco Bradesco SA, ADR	2,091,255	27,207,227
BM&FBovespa SA	3,425,600	18,821,725
Total		46,028,952
Canada 8.1%
Agrium, Inc.	152,048	13,182,216
Canadian National Railway Co.	154,423	15,035,576
Canadian Natural Resources Ltd.	29,687	836,949
Cenovus Energy, Inc.	544,268	15,525,378
CGI Group, Inc., Class A(a)	974,297	28,533,182
Fairfax Financial Holdings Ltd.	45,854	18,031,605
Potash Corp. of Saskatchewan, Inc.	469,795	17,921,627
Suncor Energy, Inc.	1,148,116	33,841,967
Total		142,908,500
China 6.0%
Baidu, Inc., ADR(a)	331,525	31,339,058
Belle International Holdings Ltd.	12,357,000	16,892,999
China Mobile Ltd.	1,299,000	13,453,554
CNOOC Ltd.	15,550,000	26,044,969
Industrial & Commercial Bank of China Ltd., Class H	27,663,000	17,337,292
Total		105,067,872
Denmark 0.8%
Novo Nordisk A/S, Class B	96,121	14,943,206
France 4.4%
Eutelsat Communications SA	330,497	9,376,551
Publicis Groupe SA	422,433	30,085,313
Schneider Electric SA	269,796	19,594,394
Sodexo	97,166	8,094,468
Total SA	213,375	10,421,914
Total		77,572,640

Common Stocks (continued)

Issuer	Shares	Value ($)
Germany 7.9%
Adidas AG	301,125	32,551,260
Allianz SE, Registered Shares	124,422	18,160,796
Deutsche Boerse AG	292,280	19,219,835
Deutsche Post AG	722,937	17,941,875
Fresenius Medical Care AG & Co. KGaA	187,049	13,258,259
SAP AG	511,881	37,379,100
Total		138,511,125
Hong Kong 2.3%
Galaxy Entertainment Group Ltd.(a)	4,527,000	21,989,612
Hutchison Whampoa Ltd.	1,766,000	18,476,352
Total		40,465,964
Israel 1.7%
Teva Pharmaceutical Industries Ltd., ADR	772,396	30,277,923
Japan 5.4%
Denso Corp.	325,000	15,279,285
FANUC CORP.	160,800	23,272,088
Keyence Corp.	59,460	18,944,598
Komatsu Ltd.	348,400	8,024,327
Toyota Motor Corp.	484,000	29,193,837
Total		94,714,135
Mexico 2.5%
America Movil SAB de CV, Class L, ADR	515,854	11,219,825
Fomento Economico Mexicano SAB de CV, ADR	100,373	10,357,490
Grupo Televisa SAB, ADR	871,698	21,652,978
Total		43,230,293
Netherlands 1.2%
Unilever NV-CVA	541,634	21,321,046
Russian Federation 0.1%
Gazprom OAO, ADR	357,801	2,349,579
Singapore 3.4%
Avago Technologies Ltd.	665,221	24,865,961
Keppel Corp., Ltd.	2,485,700	20,331,387
United Overseas Bank Ltd.	978,000	15,272,558
Total		60,469,906

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Invesco International Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
South Korea 3.4%
Hyundai Mobis	113,870	27,109,348
NHN Corp.	47,273	12,001,929
Samsung Electronics Co., Ltd.	17,113	20,002,089
Total		59,113,366
Spain 1.6%
Amadeus IT Holding SA, Class A	870,859	27,871,990
Sweden 4.3%
Investment AB Kinnevik, Class B	506,781	12,992,399
Investor AB, Class B	744,526	19,983,714
Swedbank AB, Class A	689,116	15,783,895
Telefonaktiebolaget LM Ericsson, Class B	1,211,927	13,743,046
Volvo AB B Shares	1,013,411	13,523,420
Total		76,026,474
Switzerland 9.1%
ABB Ltd.	1,015,596	21,999,796
Julius Baer Group Ltd.	558,917	21,813,637
Nestlé SA, Registered Shares	377,911	24,798,671
Novartis AG, Registered Shares	279,557	19,801,176
Roche Holding AG, Genusschein Shares	142,704	35,418,754
Syngenta AG, Registered Shares	63,610	24,805,280
UBS AG, Registered Shares	668,650	11,349,558
Total		159,986,872
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,423,000	19,631,782
Turkey 0.9%
Akbank TAS	3,936,363	16,041,797
United Kingdom 19.1%
BG Group PLC	1,165,852	19,812,554
British American Tobacco PLC	719,251	36,890,074
British Sky Broadcasting Group PLC	1,819,724	21,922,116

Common Stocks (continued)

Issuer	Shares	Value ($)
Centrica PLC	2,650,862	14,499,455
Compass Group PLC	3,108,040	39,713,228
Imperial Tobacco Group PLC	718,033	24,897,516
Informa PLC	1,974,484	14,709,348
Kingfisher PLC	3,068,905	16,000,703
Next PLC	222,893	15,439,842
Reed Elsevier PLC	3,884,828	44,178,961
Royal Dutch Shell PLC, Class B	784,121	25,969,259
Shire PLC	558,754	17,707,026
Smith & Nephew PLC	1,246,988	13,966,091
WPP PLC	1,793,684	30,659,119
Total		336,365,292
Total Common Stocks (Cost: $1,385,243,135)		1,605,337,498

Preferred Stocks 1.0%

Germany 1.0%
Volkswagen AG	89,924	18,163,175
Total Preferred Stocks (Cost: $13,619,951)		18,163,175

Money Market Funds 4.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	70,226,213	70,226,213
Total Money Market Funds (Cost: $70,226,213)		70,226,213
Total Investments (Cost: $1,469,089,299)		1,693,726,886
Other Assets & Liabilities, Net		67,719,424
Net Assets		1,761,446,310

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Invesco International Growth Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	174,563,639	331,167,586	(435,505,012)	70,226,213	99,780	70,226,213

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Invesco International Growth Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	21,652,978	373,195,988	—	394,848,966
Consumer Staples	10,357,490	135,190,062	—	145,547,552
Energy	50,204,294	98,157,914	—	148,362,208
Financials	64,060,557	167,955,482	—	232,016,039
Health Care	30,277,923	128,291,223	—	158,569,146
Industrials	15,035,576	171,314,100	—	186,349,676
Information Technology	84,738,201	149,574,535	—	234,312,736
Materials	31,103,843	35,054,498	—	66,158,341
Telecommunication Services	11,219,825	13,453,554	—	24,673,379
Utilities	—	14,499,455	—	14,499,455
Preferred Stocks
Consumer Discretionary	—	18,163,175	—	18,163,175
Total Equity Securities	318,650,687	1,304,849,986	—	1,623,500,673
Other
Money Market Funds	70,226,213	—	—	70,226,213
Total Other	70,226,213	—	—	70,226,213
Total	388,876,900	1,304,849,986	—	1,693,726,886

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 15.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
BAE Systems Holdings, Inc.(a) 08/15/15	5.200%	780,000	839,347
06/01/19	6.375%	555,000	642,639
EADS Finance BV(a) 04/17/23	2.700%	589,000	552,545
Lockheed Martin Corp. Senior Unsecured 11/15/19	4.250%	300,000	326,610
12/15/42	4.070%	257,000	224,391
Northrop Grumman Systems Corp. 02/15/31	7.750%	400,000	523,491
Total			3,109,023
Agencies 0.1%
Financing Corp. FICO(b) 11/30/17	0.000%	3,250,000	3,029,751
Airlines 0.1%
Air Canada Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A(a) 11/15/26	4.125%	997,000	990,021
American Airlines Pass-Through Trust Series 2011-1 Class A 07/31/22	5.250%	206,493	218,367
Series 2011-2 Class A 10/15/21	8.625%	565,102	600,420
Continental Airlines Pass-Through Trust Pass-Through Certificates Series 2007-1 Class A 04/19/22	5.983%	745,659	827,682
Series 2012-2 Class A 04/29/26	4.000%	181,000	177,380
Delta Air Lines Pass-Through Trust Series 2011-1 Class A 10/15/20	5.300%	104,488	112,325
Total			2,926,195
Automotive 0.3%
American Honda Finance Corp.(a) Senior Unsecured 02/28/17	2.125%	652,000	659,401
02/16/18	1.600%	1,118,000	1,087,023
Daimler Finance North America LLC 01/18/31	8.500%	675,000	955,046
Daimler Finance North America LLC(a) 04/10/15	1.650%	925,000	932,875
07/31/15	1.300%	591,000	592,301
07/31/19	2.250%	459,000	445,919

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC Senior Unsecured 02/03/17	4.250%	1,000,000	1,044,826
Ford Motor Credit Co. LLC(c) Senior Unsecured 05/09/16	1.525%	506,000	509,537
Johnson Controls, Inc. Senior Unsecured 12/01/21	3.750%	525,000	528,008
12/01/41	5.250%	865,000	865,331
PACCAR Financial Corp. Senior Unsecured 09/29/14	1.550%	700,000	708,890
Toyota Motor Credit Corp. Senior Unsecured 05/22/17	1.750%	1,000,000	996,534
Total			9,325,691
Banking 3.9%
American Express Co. Senior Unsecured 05/20/14	7.250%	425,000	449,435
03/19/18	7.000%	500,000	601,540
American Express Credit Corp. Senior Unsecured 08/25/14	5.125%	830,000	869,905
06/12/15	1.750%	1,325,000	1,342,979
09/19/16	2.800%	2,039,000	2,116,933
03/24/17	2.375%	541,000	552,297
Associates Corp. of North America Senior Unsecured 11/01/18	6.950%	193,000	228,570
BB&T Corp. Senior Unsecured 09/25/13	3.375%	555,000	558,647
08/15/17	1.600%	306,000	299,251
04/30/19	6.850%	400,000	485,950
Subordinated Notes 12/23/15	5.200%	400,000	436,887
11/01/19	5.250%	800,000	889,233
Bank of America Corp. Senior Unsecured 05/15/14	7.375%	250,000	263,021
10/14/16	5.625%	500,000	553,154
09/01/17	6.000%	350,000	392,334
06/01/19	7.625%	50,000	60,138
07/01/20	5.625%	2,750,000	3,027,333
Bank of New York Mellon Corp. (The) Senior Unsecured 06/18/15	2.950%	1,520,000	1,583,391
01/17/17	2.400%	1,024,000	1,044,768
01/15/20	4.600%	230,000	251,281
09/23/21	3.550%	270,000	275,199

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia Senior Unsecured 01/13/21	4.375%	500,000	545,725
Barclays Bank PLC Senior Unsecured 02/23/15	2.750%	500,000	512,600
01/08/20	5.125%	400,000	442,516
Barclays Bank PLC(a) 09/21/15	2.500%	1,600,000	1,653,749
Canadian Imperial Bank of Commerce Senior Unsecured 01/23/18	1.550%	655,000	637,956
Capital One Bank USA NA Subordinated Notes 02/15/23	3.375%	2,100,000	1,985,033
Capital One Financial Corp. Senior Unsecured 07/15/21	4.750%	381,000	401,849
Capital One Financial Corp.(a) Senior Unsecured 06/15/23	3.500%	660,000	621,269
Citigroup, Inc. Senior Unsecured 12/13/13	6.000%	1,455,000	1,488,800
01/15/15	6.010%	2,990,000	3,193,096
05/19/15	4.750%	735,000	777,337
08/07/15	2.250%	525,000	533,825
12/15/15	4.587%	583,000	622,606
01/10/17	4.450%	1,800,000	1,927,422
08/15/17	6.000%	540,000	608,462
11/21/17	6.125%	900,000	1,022,894
05/22/19	8.500%	700,000	882,019
08/09/20	5.375%	856,000	946,564
03/01/23	3.375%	240,000	229,587
12/01/25	7.000%	765,000	911,830
01/15/28	6.625%	215,000	244,595
Comerica Bank Subordinated Notes 08/22/17	5.200%	500,000	557,246
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guaranteed 01/11/21	4.500%	1,800,000	1,898,840
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a) Senior Unsecured 09/30/10	5.800%	500,000	527,185
Countrywide Financial Corp. Subordinated Notes 05/15/16	6.250%	1,520,000	1,657,534
Deutsche Bank AG Senior Unsecured 01/11/16	3.250%	900,000	942,393
09/01/17	6.000%	150,000	172,653

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The) Senior Unsecured 05/03/15	3.300%	1,001,000	1,031,754
08/01/15	3.700%	1,987,000	2,070,172
02/07/16	3.625%	805,000	840,308
01/18/18	5.950%	1,000,000	1,118,840
04/01/18	6.150%	1,500,000	1,690,260
02/15/19	7.500%	3,565,000	4,217,199
06/15/20	6.000%	1,281,000	1,439,361
07/27/21	5.250%	1,123,000	1,201,497
HSBC Bank PLC(a) Senior Notes 06/28/15	3.500%	2,621,000	2,748,830
08/12/20	4.125%	622,000	659,113
Senior Unsecured 05/24/16	3.100%	245,000	257,049
05/15/18	1.500%	1,187,000	1,143,896
01/19/21	4.750%	565,000	616,229
HSBC Holdings PLC Senior Unsecured 04/05/21	5.100%	586,000	643,815
01/14/22	4.875%	410,000	442,527
HSBC USA, Inc. Senior Unsecured 02/13/15	2.375%	245,000	250,361
01/16/18	1.625%	1,660,000	1,619,518
ING Bank NV(a) 09/25/15	2.000%	540,000	544,579
KeyBank NA Subordinated Notes 11/01/17	5.700%	817,000	914,223
Macquarie Group Ltd.(a) Senior Unsecured 08/01/14	7.300%	923,000	973,432
01/14/20	6.000%	1,700,000	1,765,246
01/14/21	6.250%	926,000	981,194
Merrill Lynch & Co., Inc. Senior Unsecured 09/30/15	5.300%	1,200,000	1,289,304
08/28/17	6.400%	4,249,000	4,797,818
07/15/18	6.500%	1,300,000	1,458,606
Morgan Stanley 07/24/15	4.000%	567,000	591,011
01/09/17	5.450%	3,300,000	3,566,468
07/24/20	5.500%	696,000	749,511
Senior Unsecured 02/25/16	1.750%	420,000	416,081
12/28/17	5.950%	1,200,000	1,331,449
09/23/19	5.625%	130,000	139,704
01/26/20	5.500%	600,000	642,900
07/28/21	5.500%	2,815,000	3,005,936
National Australia Bank Ltd. Senior Unsecured(a) 07/27/16	3.000%	3,250,000	3,377,749
National Bank of Canada(a) 01/30/14	1.650%	1,655,000	1,666,088

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northern Trust Co. (The) 08/15/18	6.500%	500,000	595,147
Oversea-Chinese Banking Corp., Ltd. Senior Unsecured(a) 03/13/15	1.625%	598,000	604,543
PNC Bank National Association Subordinated Notes 04/01/18	6.875%	1,000,000	1,199,361
PNC Funding Corp. Bank Guaranteed 05/19/14	3.000%	2,015,000	2,056,086
Royal Bank of Canada Senior Unsecured 07/20/16	2.300%	1,215,000	1,250,287
SouthTrust Bank Subordinated Notes 05/15/25	7.690%	500,000	597,942
SunTrust Banks, Inc. Senior Unsecured 01/20/17	3.500%	600,000	627,881
U.S. Bancorp Senior Unsecured 07/27/15	2.450%	960,000	990,810
05/15/17	1.650%	500,000	498,457
05/24/21	4.125%	309,000	326,354
03/15/22	3.000%	358,000	347,592
UBS AG Senior Unsecured 01/15/15	3.875%	582,000	606,559
12/20/17	5.875%	350,000	402,588
04/25/18	5.750%	244,000	281,971
08/04/20	4.875%	305,000	336,948
Wachovia Bank NA Subordinated Notes 08/15/15	5.000%	1,000,000	1,074,762
11/15/17	6.000%	5,300,000	6,047,904
Wachovia Corp. Senior Unsecured 02/01/18	5.750%	1,400,000	1,612,470
Wells Fargo & Co. Senior Unsecured 04/01/21	4.600%	200,000	217,942
Westpac Banking Corp. Senior Unsecured 11/19/19	4.875%	750,000	840,639
Total			112,946,102

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage 0.2%
BlackRock, Inc. Senior Unsecured 09/15/17	6.250%	900,000	1,059,577
Blackstone Holdings Finance Co. LLC Senior Unsecured(a) 03/15/21	5.875%	850,000	960,786
Charles Schwab Corp. (The) Senior Unsecured 09/01/22	3.225%	325,000	314,853
Jefferies Group LLC Senior Unsecured 11/09/15	3.875%	375,000	388,125
07/15/19	8.500%	1,865,000	2,247,325
Nomura Holdings, Inc. Senior Unsecured 03/04/15	5.000%	600,000	633,541
01/19/16	4.125%	650,000	682,040
03/04/20	6.700%	190,000	217,759
Total			6,504,006
Building Materials —%
CRH America, Inc. 09/30/16	6.000%	229,000	257,879
Chemicals 0.4%
Dow Chemical Co. (The) Senior Unsecured 05/15/18	5.700%	275,000	313,555
05/15/19	8.550%	709,000	904,596
11/15/20	4.250%	350,000	368,573
EI du Pont de Nemours & Co. Senior Unsecured 07/15/13	5.000%	130,000	130,260
03/15/19	5.750%	250,000	292,576
01/15/28	6.500%	355,000	435,353
12/15/36	5.600%	525,000	600,896
Ecolab, Inc. Senior Unsecured 12/08/41	5.500%	970,000	1,059,214
Mosaic Co. (The) Senior Unsecured 11/15/21	3.750%	670,000	670,539
PPG Industries, Inc. Senior Unsecured 03/15/18	6.650%	1,225,000	1,451,286
08/15/19	7.400%	278,000	336,493
Potash Corp. of Saskatchewan, Inc. Senior Unsecured 09/30/15	3.750%	300,000	318,293
05/15/19	6.500%	450,000	539,143

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Praxair, Inc. Senior Unsecured 03/31/14	4.375%	450,000	462,371
03/15/17	5.200%	740,000	829,292
Union Carbide Corp. Senior Unsecured 06/01/25	7.500%	515,000	602,711
10/01/96	7.750%	920,000	1,042,245
Total			10,357,396
Construction Machinery 0.1%
Caterpillar Financial Services Corp. Senior Unsecured 02/15/19	7.150%	320,000	399,172
Caterpillar, Inc. Senior Unsecured 12/15/18	7.900%	1,000,000	1,289,877
08/15/42	3.803%	1,011,000	881,362
John Deere Capital Corp. Senior Unsecured 06/29/15	0.950%	755,000	758,838
10/10/17	1.200%	570,000	554,563
Total			3,883,812
Consumer Cyclical Services 0.1%
ADT Corp. (The) Senior Unsecured 07/15/22	3.500%	1,200,000	1,103,458
eBay, Inc. Senior Unsecured 10/15/20	3.250%	420,000	427,995
Total			1,531,453
Consumer Products 0.1%
Kimberly-Clark Corp. Senior Secured 03/01/22	2.400%	268,000	254,821
Senior Unsecured 06/01/23	2.400%	600,000	559,581
Koninklijke Philips NV Senior Unsecured 03/11/18	5.750%	148,000	171,405
03/15/22	3.750%	600,000	601,824
06/01/26	7.200%	175,000	214,523
Newell Rubbermaid, Inc. Senior Unsecured 08/15/20	4.700%	405,000	432,520
Total			2,234,674

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
Eaton Corp. Senior Unsecured 04/01/24	7.625%	500,000	613,266
General Electric Co. Senior Unsecured 12/06/17	5.250%	1,000,000	1,129,147
Siemens Financieringsmaatschappij NV(a) 08/17/26	6.125%	1,085,000	1,288,177
United Technologies Corp. Senior Unsecured 02/01/19	6.125%	965,000	1,144,797
Total			4,175,387
Electric 1.2%
Alabama Power Co. Senior Unsecured 05/15/38	6.125%	70,000	83,725
American Electric Power Co., Inc. Senior Unsecured 12/15/17	1.650%	357,000	347,049
12/15/22	2.950%	375,000	349,086
Arizona Public Service Co. Senior Unsecured 04/01/42	4.500%	93,000	89,552
CMS Energy Corp. Senior Unsecured 06/15/19	8.750%	580,000	748,587
CenterPoint Energy, Inc. Senior Unsecured 05/01/18	6.500%	1,065,000	1,259,545
Cleveland Electric Illuminating Co. (The) 1st Mortgage 11/15/18	8.875%	600,000	779,983
Consumers Energy Co. 1st Mortgage 05/15/22	2.850%	282,000	272,767
DTE Electric Co. General Refunding Mortgage 06/01/21	3.900%	285,000	303,389
General Refunding Mortgage 06/15/42	3.950%	364,000	333,036
Dominion Resources, Inc. Senior Unsecured 11/30/17	6.000%	500,000	581,393
08/01/33	5.250%	1,315,000	1,428,548
08/01/41	4.900%	102,000	103,249
Duke Energy Carolinas LLC 01/15/18	5.250%	630,000	719,407
1st Mortgage 06/15/20	4.300%	156,000	169,860
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/15/41	4.250%	313,000	291,620
1st Refunding Mortgage 01/15/38	6.000%	226,000	265,319
Duke Energy Corp. Senior Unsecured 11/15/16	2.150%	757,000	774,488
Duke Energy Indiana, Inc. 1st Mortgage 07/15/20	3.750%	772,000	810,050
Duke Energy Progress, Inc. 1st Mortgage 09/15/13	5.125%	461,000	465,237
05/15/22	2.800%	607,000	582,542
04/01/35	5.700%	300,000	343,365
Exelon Generation Co. LLC Senior Unsecured 10/01/17	6.200%	800,000	914,553
10/01/20	4.000%	750,000	760,896
Florida Power & Light Co. 1st Mortgage 02/01/33	5.850%	176,000	210,885
10/01/33	5.950%	615,000	747,718
Indiana Michigan Power Co. Senior Unsecured 03/15/19	7.000%	420,000	506,514
John Sevier Combined Cycle Generation LLC Secured 01/15/42	4.626%	361,274	378,804
Kansas City Power & Light Co. Senior Unsecured 03/15/23	3.150%	230,000	218,348
10/01/41	5.300%	750,000	762,425
National Rural Utilities Cooperative Finance Corp. 11/01/18	10.375%	550,000	762,009
Nevada Power Co. 08/01/18	6.500%	1,275,000	1,532,530
03/15/19	7.125%	530,000	656,497
09/15/40	5.375%	67,000	73,791
NextEra Energy Capital Holdings 06/01/15	1.200%	294,000	295,488
Oncor Electric Delivery Co. LLC Senior Secured 09/01/18	6.800%	813,000	982,449
09/01/22	7.000%	155,000	192,405
PPL Capital Funding, Inc. 06/15/22	4.200%	313,000	314,661
PPL Electric Utilities Corp. 1st Mortgage 09/01/22	2.500%	368,000	344,650
PPL Energy Supply LLC Senior Unsecured 12/15/21	4.600%	775,000	788,659

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PSEG Power LLC 12/01/15	5.500%	212,000	233,278
09/15/16	5.320%	800,000	886,389
09/15/21	4.150%	233,000	239,878
PacifiCorp 1st Mortgage 07/15/18	5.650%	1,500,000	1,750,527
06/15/21	3.850%	335,000	353,105
10/15/37	6.250%	200,000	244,603
Pacific Gas & Electric Co. Senior Unsecured 04/15/42	4.450%	257,000	244,682
08/15/42	3.750%	531,000	458,424
Peco Energy Co. 1st Mortgage 09/15/22	2.375%	2,000,000	1,852,946
Potomac Electric Power Co. 1st Mortgage 12/15/38	7.900%	160,000	236,487
Progress Energy, Inc. Senior Unsecured 01/15/21	4.400%	187,000	197,423
Public Service Co. of Colorado 1st Mortgage 11/15/20	3.200%	240,000	245,652
Public Service Co. of Oklahoma Senior Unsecured 12/01/19	5.150%	377,000	427,172
02/01/21	4.400%	231,000	248,418
Public Service Electric & Gas Co. 1st Mortgage 05/01/15	2.700%	400,000	413,892
San Diego Gas & Electric Co. 1st Mortgage 06/01/26	6.000%	525,000	645,714
05/15/40	5.350%	21,000	24,355
Southern California Edison Co. 02/01/38	5.950%	210,000	253,679
1st Refunding Mortgage 06/01/21	3.875%	225,000	238,279
Southern Power Co. Senior Unsecured 09/15/41	5.150%	466,000	472,436
Southwestern Public Service Co. Senior Unsecured 12/01/18	8.750%	804,000	1,035,024
Virginia Electric and Power Co. Senior Unsecured 03/15/23	2.750%	900,000	855,695
11/15/38	8.875%	205,000	323,946

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Electric Power Co. Senior Unsecured 09/15/21	2.950%	86,000	86,133
Xcel Energy, Inc. Senior Unsecured 05/15/20	4.700%	98,000	108,727
09/15/41	4.800%	90,000	89,484
Total			33,711,427
Entertainment 0.2%
Historic TW, Inc. 05/15/29	6.625%	565,000	659,467
Time Warner, Inc. 01/15/21	4.700%	400,000	428,033
03/29/21	4.750%	300,000	322,724
04/15/31	7.625%	450,000	567,249
05/01/32	7.700%	690,000	877,283
Viacom, Inc. Senior Unsecured 02/27/15	1.250%	209,000	209,606
10/05/17	6.125%	375,000	431,786
12/15/21	3.875%	568,000	575,221
03/15/23	3.250%	167,000	157,285
Viacom, Inc.(a) Senior Unsecured 03/15/43	4.375%	269,000	228,165
Walt Disney Co. (The) Senior Unsecured 12/15/17	5.875%	500,000	584,356
Total			5,041,175
Environmental —%
Republic Services, Inc. 06/01/22	3.550%	839,000	816,431
Waste Management, Inc. 06/30/20	4.750%	450,000	484,669
Total			1,301,100
Food and Beverage 0.6%
Anheuser-Busch Companies, Inc. 01/15/31	6.800%	640,000	787,359
Anheuser-Busch InBev Worldwide, Inc. 01/15/19	7.750%	525,000	664,037
11/15/19	6.875%	250,000	311,453
01/15/39	8.200%	410,000	601,387
Bunge Ltd. Finance Corp. 06/15/19	8.500%	790,000	975,020
Cargill, Inc.(a) Senior Unsecured 11/27/17	6.000%	170,000	197,857
03/06/19	7.350%	250,000	309,546
11/01/36	7.250%	300,000	386,057
09/15/37	6.625%	545,000	666,964

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Coca-Cola Co. (The) Senior Unsecured 04/01/18	1.150%	1,011,000	980,665
ConAgra Foods, Inc. Senior Unsecured 10/01/26	7.125%	400,000	486,004
Diageo Investment Corp. 05/11/22	2.875%	900,000	868,914
09/15/22	8.000%	865,000	1,153,672
General Mills, Inc. Senior Unsecured 02/15/19	5.650%	140,000	162,632
Heineken NV Senior Unsecured(a) 10/01/17	1.400%	655,000	636,399
Kellogg Co. Senior Unsecured 05/17/22	3.125%	667,000	649,627
Kraft Foods Group, Inc. Senior Unsecured 08/23/18	6.125%	400,000	469,659
01/26/39	6.875%	605,000	733,955
Mondelez International, Inc. Senior Unsecured 08/11/17	6.500%	1,675,000	1,954,353
PepsiCo, Inc. Senior Unsecured 03/01/14	3.750%	800,000	816,639
08/13/17	1.250%	1,025,000	1,003,046
11/01/18	7.900%	133,000	170,350
08/25/21	3.000%	838,000	824,377
SABMiller PLC Senior Unsecured(a) 01/15/14	5.700%	960,000	985,730
Total			16,795,702
Gas Distributors 0.2%
AGL Capital Corp. 07/15/16	6.375%	800,000	914,342
10/01/34	6.000%	1,000,000	1,163,487
Atmos Energy Corp. Senior Unsecured 03/15/19	8.500%	1,146,000	1,498,250
Boston Gas Co. Senior Unsecured(a) 02/15/42	4.487%	359,000	344,997
Sempra Energy Senior Unsecured 06/15/18	6.150%	370,000	432,269
02/15/19	9.800%	1,672,000	2,254,269
Total			6,607,614

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gas Pipelines 0.3%
ANR Pipeline Co. Senior Unsecured 11/01/21	9.625%	200,000	283,393
CenterPoint Energy Resources Corp. Senior Unsecured 11/01/17	6.125%	395,000	460,205
Magellan Midstream Partners LP Senior Unsecured 07/15/19	6.550%	1,065,000	1,266,258
02/01/21	4.250%	510,000	536,010
NiSource Finance Corp. 01/15/19	6.800%	377,000	446,104
09/15/20	5.450%	225,000	250,907
02/15/23	3.850%	237,000	229,968
02/01/42	5.800%	381,000	392,412
02/15/44	4.800%	572,000	517,945
Spectra Energy Capital LLC 10/01/19	8.000%	1,345,000	1,702,237
09/15/38	7.500%	490,000	611,979
Texas Eastern Transmission LP Senior Unsecured(a) 10/15/22	2.800%	660,000	609,729
TransCanada PipeLines Ltd. Senior Unsecured 01/15/19	7.125%	677,000	825,626
10/15/37	6.200%	500,000	584,796
08/15/38	7.250%	585,000	761,255
Total			9,478,824
Health Care 0.1%
Medco Health Solutions, Inc. 03/15/18	7.125%	500,000	602,347
09/15/20	4.125%	760,000	781,758
Quest Diagnostics, Inc. 01/30/20	4.750%	600,000	632,934
Total			2,017,039
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured 12/15/37	6.750%	590,000	721,629
UnitedHealth Group, Inc. Senior Unsecured 03/15/36	5.800%	185,000	207,722
11/15/37	6.625%	285,000	346,717
WellPoint, Inc. Senior Unsecured 02/15/19	7.000%	220,000	264,125
Total			1,540,193

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.5%
Alberta Energy Co., Ltd. Senior Unsecured 11/01/31	7.375%	695,000	827,393
Anadarko Finance Co. 05/01/31	7.500%	1,240,000	1,545,900
Apache Corp. Senior Unsecured 09/15/18	6.900%	750,000	912,693
04/15/22	3.250%	88,000	86,685
04/15/43	4.750%	268,000	254,202
Burlington Resources Finance Co. 12/01/31	7.400%	530,000	706,013
Burlington Resources, Inc. 03/15/25	8.200%	300,000	399,490
Canadian Natural Resources Ltd. Senior Unsecured 06/30/33	6.450%	699,000	797,643
ConocoPhillips Senior Unsecured 07/15/18	6.650%	605,000	725,181
Devon Energy Corp. Senior Unsecured 01/15/19	6.300%	1,050,000	1,216,584
Devon Financing Corp. LLC 09/30/31	7.875%	550,000	712,173
EOG Resources, Inc. Senior Unsecured 03/15/23	2.625%	707,000	661,569
Hess Corp. Senior Unsecured 10/01/29	7.875%	725,000	905,865
Kerr-McGee Corp. 09/15/31	7.875%	800,000	998,862
Occidental Petroleum Corp. Senior Unsecured 02/15/17	1.750%	244,000	243,805
02/01/21	4.100%	1,250,000	1,320,124
Talisman Energy, Inc. Senior Unsecured 06/01/19	7.750%	795,000	966,267
02/01/37	5.850%	340,000	347,128
02/01/38	6.250%	345,000	370,525
Tosco Corp. Senior Unsecured 02/15/30	8.125%	775,000	1,073,511
Total			15,071,613

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.4%
Anadarko Holding Co. Senior Unsecured 05/15/28	7.150%	570,000	652,796
BG Energy Capital PLC(a) 10/15/41	5.125%	200,000	205,065
BP Capital Markets PLC 03/10/15	3.875%	1,450,000	1,522,957
11/06/17	1.375%	497,000	483,884
05/06/22	3.245%	715,000	693,882
Cenovus Energy, Inc. Senior Unsecured 08/15/22	3.000%	300,000	285,474
11/15/39	6.750%	665,000	797,094
Chevron Corp. Senior Unsecured 06/24/20	2.427%	431,000	428,544
06/24/23	3.191%	269,000	267,696
ConocoPhillips Senior Unsecured 03/30/29	7.000%	475,000	589,057
Shell International Finance BV 09/22/19	4.300%	1,000,000	1,109,700
03/25/20	4.375%	400,000	444,640
12/15/38	6.375%	480,000	618,400
Suncor Energy, Inc. Senior Unsecured 06/01/18	6.100%	970,000	1,130,778
Total Capital International SA 02/17/22	2.875%	500,000	480,578
Total Capital International Sa 06/28/17	1.550%	311,000	308,227
Total Capital SA 03/15/16	2.300%	1,170,000	1,208,054
Total			11,226,826
Life Insurance 0.8%
AIG SunAmerica Global Financing X Senior Secured(a) 03/15/32	6.900%	585,000	714,346
Aflac, Inc. Senior Unsecured 02/15/17	2.650%	98,000	100,340
05/15/19	8.500%	761,000	972,665
02/15/22	4.000%	78,000	79,547
08/15/40	6.450%	267,000	313,599
American International Group, Inc. Senior Unsecured 08/15/18	8.250%	500,000	620,071
Jackson National Life Global Funding Senior Secured(a) 06/01/18	4.700%	600,000	638,827

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lincoln National Corp. Senior Unsecured 06/24/21	4.850%	140,000	149,236
03/15/22	4.200%	445,000	452,176
MassMutual Global Funding II(a) Secured 10/17/22	2.500%	1,551,000	1,405,975
Senior Secured 04/14/16	3.125%	290,000	304,857
04/05/17	2.000%	670,000	671,377
MetLife Global Funding I Secured(a) 01/10/18	1.500%	1,314,000	1,273,935
Metropolitan Life Global Funding I(a) Secured 01/11/16	3.125%	855,000	893,283
Senior Secured 01/10/14	2.000%	565,000	569,621
06/10/14	5.125%	1,450,000	1,512,465
06/14/18	3.650%	900,000	961,458
04/11/22	3.875%	1,049,000	1,062,738
New York Life Global Funding(a) 07/24/15	0.750%	825,000	826,816
Secured 02/12/16	0.800%	450,000	446,603
Senior Secured 05/04/15	3.000%	1,830,000	1,906,913
Pacific Life Insurance Co. Subordinated Notes(a) 06/15/39	9.250%	490,000	651,208
Pricoa Global Funding I Senior Secured(a) 05/29/18	1.600%	1,439,000	1,387,787
Principal Financial Group, Inc. 05/15/19	8.875%	500,000	647,149
Principal Life Global Funding II Secured(a) 12/11/15	1.000%	478,000	478,089
Prudential Insurance Co. of America (The) Senior Subordinated Notes(a) 07/01/25	8.300%	2,060,000	2,661,557
Total			21,702,638
Media Cable 0.5%
COX Communications, Inc.(a) Senior Unsecured 01/15/19	9.375%	380,000	501,915
03/01/39	8.375%	420,000	569,247
Comcast Cable Communications Holdings, Inc. 11/15/22	9.455%	1,165,000	1,648,519
Comcast Cable Communications LLC 05/01/17	8.875%	753,000	943,047

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp. 11/15/35	6.500%	1,070,000	1,294,864
03/15/37	6.450%	1,940,000	2,319,656
DIRECTV Holdings LLC/Financing Co., Inc. 03/01/21	5.000%	880,000	926,945
08/15/40	6.000%	875,000	874,112
03/01/41	6.375%	425,000	444,157
Time Warner Cable, Inc. 02/14/14	8.250%	830,000	868,040
07/01/18	6.750%	865,000	990,127
02/14/19	8.750%	662,000	812,590
05/01/37	6.550%	580,000	580,833
09/15/42	4.500%	285,000	221,013
Time Warner Entertainment Co. LP 07/15/33	8.375%	695,000	819,140
Total			13,814,205
Media Non-Cable 0.2%
CBS Corp. 07/30/30	7.875%	795,000	1,012,934
07/01/42	4.850%	1,075,000	993,735
Discovery Communications LLC 06/15/21	4.375%	200,000	209,949
NBCUniversal Media LLC 04/01/21	4.375%	755,000	814,414
04/30/40	6.400%	314,000	375,517
News America, Inc. 05/18/18	7.250%	375,000	457,558
07/15/24	9.500%	407,000	544,012
10/30/25	7.700%	400,000	488,139
04/30/28	7.300%	350,000	409,426
12/15/34	6.200%	450,000	491,945
Thomson Reuters Corp. 07/15/18	6.500%	725,000	857,109
Total			6,654,738
Metals 0.2%
BHP Billiton Finance USA Ltd. 04/01/14	5.500%	1,100,000	1,141,504
02/24/15	1.000%	157,000	157,864
Barrick North America Finance LLC 05/30/21	4.400%	400,000	357,625
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured 03/01/17	2.150%	917,000	897,550
03/01/22	3.550%	580,000	526,847
Nucor Corp. Senior Unsecured 12/01/37	6.400%	250,000	300,336

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Placer Dome, Inc. Senior Unsecured 10/15/35	6.450%	780,000	700,598
Rio Tinto Finance USA Ltd. 05/01/14	8.950%	495,000	527,507
05/01/19	9.000%	390,000	506,646
11/02/20	3.500%	300,000	298,488
09/20/21	3.750%	1,104,000	1,090,251
Total			6,505,216
Non-Captive Consumer —%
HSBC Finance Corp. Senior Unsecured 01/19/16	5.500%	1,090,000	1,197,454
Non-Captive Diversified 0.6%
General Electric Capital Corp. Senior Secured 12/11/15	1.000%	606,000	605,095
Senior Unsecured 07/02/15	1.625%	1,000,000	1,013,321
09/15/17	5.625%	3,400,000	3,851,078
05/01/18	5.625%	5,000,000	5,735,020
08/07/19	6.000%	2,400,000	2,786,241
01/07/21	4.625%	300,000	320,522
03/15/32	6.750%	505,000	605,508
Subordinated Notes 02/11/21	5.300%	292,000	320,315
General Electric Capital Corp.(c) Senior Unsecured 02/15/17	0.445%	1,250,000	1,237,759
Total			16,474,859
Oil Field Services 0.2%
Cameron International Corp. Senior Unsecured 04/30/15	1.600%	296,000	298,064
Halliburton Co. Senior Unsecured 02/15/21	8.750%	400,000	533,986
09/15/39	7.450%	240,000	328,537
Nabors Industries, Inc. 02/15/18	6.150%	400,000	446,205
01/15/19	9.250%	500,000	620,363
09/15/21	4.625%	1,140,000	1,120,604
National Oilwell Varco, Inc. Senior Unsecured 12/01/17	1.350%	432,000	420,867
Noble Holding International Ltd. 03/15/22	3.950%	96,000	93,931
Schlumberger Investment SA(a) 09/14/21	3.300%	344,000	345,755

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Schlumberger Ltd.(a) 01/15/21	4.200%	610,000	651,459
Transocean, Inc. 11/15/20	6.500%	810,000	911,743
12/15/21	6.375%	124,000	139,372
12/15/41	7.350%	67,000	77,167
Weatherford International Ltd. 04/15/22	4.500%	111,000	109,739
03/01/39	9.875%	375,000	510,722
09/15/40	6.750%	280,000	288,127
04/15/42	5.950%	125,000	118,146
Total			7,014,787
Other Financial Institutions —%
CME Group, Inc. Senior Unsecured 02/15/14	5.750%	326,000	336,080
Other Industry —%
Hutchison Whampoa International 11 Ltd.(a) 01/13/22	4.625%	1,200,000	1,225,156
Other Utility —%
American Water Capital Corp. Senior Unsecured 10/15/17	6.085%	740,000	853,513
10/15/37	6.593%	300,000	373,264
Total			1,226,777
Pharmaceuticals 0.3%
AbbVie, Inc. Senior Unsecured(a) 11/06/22	2.900%	870,000	813,573
Amgen, Inc. Senior Unsecured 06/01/37	6.375%	1,100,000	1,276,152
11/15/41	5.150%	1,465,000	1,459,052
Gilead Sciences, Inc. Senior Unsecured 12/01/21	4.400%	500,000	536,917
GlaxoSmithKline Capital, Inc. 03/18/16	0.700%	592,000	586,570
Merck & Co, Inc. Senior Unsecured 05/18/23	2.800%	968,000	915,840
Pfizer, Inc. Senior Unsecured 06/15/23	3.000%	1,530,000	1,483,926
Wyeth LLC 02/01/14	5.500%	1,200,000	1,235,407
Total			8,307,437

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.3%
ACE INA Holdings, Inc. 05/15/15	5.600%	630,000	683,182
Berkshire Hathaway Finance Corp. 12/15/15	2.450%	333,000	346,286
05/15/18	5.400%	2,200,000	2,527,259
05/15/22	3.000%	1,000,000	967,471
01/15/40	5.750%	385,000	429,171
Berkshire Hathaway, Inc. Senior Unsecured 08/15/21	3.750%	488,000	503,223
CNA Financial Corp. Senior Unsecured 12/15/14	5.850%	615,000	654,213
08/15/16	6.500%	300,000	339,862
11/15/19	7.350%	360,000	435,891
Liberty Mutual Group, Inc.(a) 06/01/21	5.000%	330,000	348,097
Nationwide Mutual Insurance Co.(a) Subordinated Notes 04/15/34	6.600%	290,000	291,450
08/15/39	9.375%	1,170,000	1,583,110
Travelers Property Casualty Corp. Senior Unsecured 04/15/26	7.750%	605,000	805,144
Total			9,914,359
Railroads 0.3%
Burlington Northern Santa Fe LLC Senior Unsecured 03/15/22	3.050%	217,000	211,183
03/15/23	3.000%	155,000	147,704
08/15/30	7.950%	500,000	660,200
05/01/40	5.750%	790,000	879,817
03/15/42	4.400%	500,000	458,996
CSX Corp. Senior Unsecured 05/01/17	7.900%	625,000	751,172
02/01/19	7.375%	815,000	1,005,212
06/01/21	4.250%	215,000	229,422
Canadian Pacific Railway Co. Senior Unsecured 05/15/19	7.250%	450,000	551,815
Norfolk Southern Corp. Senior Unsecured 02/15/23	2.903%	883,000	832,758
05/23/11	6.000%	1,072,000	1,177,468
Union Pacific Corp. Senior Unsecured 07/15/22	4.163%	849,000	903,277
Total			7,809,024

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
REITs 0.3%
American Tower Trust I Secured(a) 03/15/43	1.551%	500,000	491,339
Boston Properties LP Senior Unsecured 11/15/18	3.700%	860,000	905,494
05/15/21	4.125%	378,000	388,130
ERP Operating LP Senior Unsecured 09/15/14	5.250%	275,000	289,269
08/01/16	5.375%	500,000	557,348
12/15/21	4.625%	788,000	834,691
HCP, Inc. Senior Unsecured 02/01/19	3.750%	302,000	309,892
02/01/21	5.375%	682,000	739,793
ProLogis LP 03/15/20	6.875%	917,000	1,064,029
Simon Property Group LP Senior Unsecured 02/01/15	4.200%	1,000,000	1,041,675
05/30/18	6.125%	900,000	1,057,404
WEA Finance LLC/WT Finance Australia Propriety Ltd.(a) 09/02/19	6.750%	1,407,000	1,661,664
Total			9,340,728
Retailers 0.1%
CVS Caremark Corp. Senior Unsecured 09/15/39	6.125%	430,000	502,487
CVS Pass-Through Trust Pass-Through Certificates(a) 01/10/34	5.926%	537,801	607,845
Gap, Inc. (The) Senior Unsecured 04/12/21	5.950%	820,000	906,943
Macy's Retail Holdings, Inc. 03/15/37	6.375%	400,000	449,612
Target Corp. Senior Unsecured 11/01/32	6.350%	150,000	184,964
Total			2,651,851
Supermarkets 0.1%
Kroger Co. (The) 08/15/17	6.400%	300,000	346,218
01/15/20	6.150%	440,000	512,078
04/01/31	7.500%	1,220,000	1,477,331
Total			2,335,627

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supranational 0.1%
African Development Bank 09/01/19	8.800%	1,700,000	2,243,735
Corporación Andina de Fomento Senior Unsecured 01/15/16	3.750%	1,192,000	1,258,354
Total			3,502,089
Technology 0.8%
Apple, Inc. Senior Unsecured 05/03/18	1.000%	2,084,000	2,001,261
05/03/23	2.400%	1,645,000	1,525,678
Arrow Electronics, Inc. Senior Unsecured 04/01/20	6.000%	760,000	822,489
01/15/27	7.500%	959,000	1,098,874
Cisco Systems, Inc. Senior Unsecured 01/15/40	5.500%	1,460,000	1,656,018
Dell, Inc. Senior Unsecured 04/15/28	7.100%	390,000	384,747
HP Enterprise Services LLC Senior Unsecured 10/15/29	7.450%	300,000	338,824
Hewlett-Packard Co. Senior Unsecured 03/01/14	6.125%	750,000	775,394
09/15/21	4.375%	1,750,000	1,722,285
International Business Machines Corp. Senior Unsecured 07/22/16	1.950%	993,000	1,017,837
10/15/18	7.625%	640,000	814,356
08/01/27	6.220%	655,000	807,286
11/29/32	5.875%	500,000	604,610
Intuit, Inc. Senior Unsecured 03/15/17	5.750%	1,100,000	1,222,144
Microsoft Corp. Senior Unsecured 09/25/15	1.625%	360,000	368,135
11/15/22	2.125%	523,000	476,274
10/01/40	4.500%	518,000	521,459
National Semiconductor Corp. Senior Unsecured 04/15/15	3.950%	565,000	597,149
06/15/17	6.600%	1,115,000	1,310,123
Oracle Corp. Senior Unsecured 10/15/22	2.500%	1,700,000	1,567,703

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/38	6.500%	280,000	350,570
07/08/39	6.125%	339,000	408,363
07/15/40	5.375%	155,000	172,778
Pitney Bowes, Inc. Senior Unsecured 03/15/18	5.600%	150,000	161,561
Xerox Corp. Senior Unsecured 02/01/17	6.750%	500,000	565,637
12/15/19	5.625%	475,000	524,376
Total			21,815,931
Transportation Services 0.1%
ERAC U.S.A. Finance LLC(a) 10/15/37	7.000%	610,000	718,276
ERAC USA Finance LLC Senior Notes(a) 08/16/21	4.500%	600,000	627,452
Penske Truck Leasing Co. LP/Corp. Senior Unsecured(a) 07/11/14	2.500%	850,000	862,113
Ryder System, Inc. Senior Unsecured 06/01/17	3.500%	705,000	729,965
United Parcel Service of America, Inc. Senior Unsecured(c) 04/01/30	8.375%	225,000	315,507
Total			3,253,313
Wireless 0.3%
America Movil SAB de CV 10/16/19	5.000%	650,000	704,073
03/30/40	6.125%	300,000	324,431
Senior Unsecured 07/16/22	3.125%	1,297,000	1,195,049
Centel Capital Corp. 10/15/19	9.000%	350,000	421,245
Crown Castle Towers LLC(a) Senior Secured 01/15/20	6.113%	1,000,000	1,147,475
08/15/35	3.214%	1,160,000	1,194,232
Vodafone Group PLC Senior Unsecured 03/20/17	1.625%	2,200,000	2,146,432
Total			7,132,937
Wirelines 0.9%
AT&T, Inc. Senior Unsecured 02/12/16	0.900%	1,362,000	1,351,733
02/15/19	5.800%	1,000,000	1,159,806

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/21	4.450%	600,000	646,226
01/15/38	6.300%	750,000	834,817
09/01/40	5.350%	1,821,000	1,842,559
12/15/42	4.300%	1,158,000	1,008,490
06/15/45	4.350%	1,219,000	1,060,565
British Telecommunications PLC 06/22/15	2.000%	205,000	209,019
Senior Unsecured 06/28/16	1.625%	231,000	232,013
12/15/30	9.625%	350,000	526,905
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%	900,000	938,250
09/15/39	7.600%	600,000	570,000
Deutsche Telekom International Finance BV 08/20/18	6.750%	525,000	632,841
06/15/30	8.750%	290,000	402,309
Deutsche Telekom International Finance BV(a) 03/06/17	2.250%	500,000	502,410
03/06/42	4.875%	150,000	146,323
GTE Corp. 04/15/18	6.840%	840,000	998,653
Orange SA Senior Unsecured 03/01/31	8.500%	790,000	1,073,285
Qwest Corp. Senior Unsecured 12/01/21	6.750%	1,063,000	1,183,362
Telecom Italia Capital SA 06/04/18	6.999%	700,000	769,509
Telefonica Emisiones SAU 06/20/16	6.421%	790,000	867,399
07/03/17	6.221%	1,000,000	1,090,505
04/27/18	3.192%	241,000	233,435
02/16/21	5.462%	120,000	123,622
Verizon Communications, Inc. Senior Unsecured 02/15/16	5.550%	1,500,000	1,662,056
02/15/18	5.500%	250,000	284,695
11/01/18	8.750%	915,000	1,192,556
12/01/30	7.750%	1,530,000	1,982,162
02/15/38	6.400%	180,000	209,591
Verizon Maryland LLC 06/15/33	5.125%	500,000	484,086
Verizon New England, Inc. 11/15/29	7.875%	645,000	803,474
Verizon Pennsylvania LLC 12/01/28	6.000%	1,015,000	1,064,179
Total			26,086,835
Total Corporate Bonds & Notes (Cost: $432,823,882)			441,374,923

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency 27.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks CMO Series 2015-TQ Class A(d) 10/20/15	5.065%	1,081,463	1,152,697
Federal Home Loan Mortgage Corp.(c)(d) 07/01/40	3.990%	2,509,724	2,666,159
07/01/36	5.052%	393,525	425,065
11/01/36	6.096%	716,569	757,606
CMO Series 2551 Class NS 01/15/33	14.130%	680,607	795,318
CMO Series 264 Class F1 08/15/42	0.743%	7,710,587	7,727,672
CMO Series 267 Class F5 08/15/42	0.693%	2,889,062	2,901,533
CMO Series 274 Class F1 08/15/42	0.693%	1,460,186	1,470,542
CMO Series 279 Class F6 09/15/42	0.643%	2,913,601	2,932,390
CMO Series 281 Class F1 10/15/42	0.693%	1,458,780	1,472,150
CMO Series 3102 Class FB 01/15/36	0.493%	659,790	661,830
CMO Series 3147 Class PF 04/15/36	0.493%	1,229,029	1,230,642
CMO Series 3229 Class AF 08/15/23	0.443%	1,070,461	1,068,360
CMO Series 3523 Class SD 06/15/36	19.133%	315,309	437,881
CMO Series 3549 Class FA 07/15/39	1.393%	530,164	540,032
CMO Series 3688 Class CU 11/15/21	6.769%	1,250,871	1,342,970
CMO Series 3688 Class GT 11/15/46	7.178%	1,743,453	2,107,068
CMO Series 3804 Class FN 03/15/39	0.643%	958,128	964,894
CMO Series 3852 Class QN 05/15/41	5.500%	1,747,266	1,785,024
CMO Series 3966 Class BF 10/15/40	0.693%	3,295,203	3,327,031
CMO Series 3997 Class PF 11/15/39	0.643%	2,136,290	2,150,908
CMO Series 4001 Class NF 01/15/39	0.693%	1,327,352	1,336,558
CMO Series 4012 Class FN 03/15/42	0.693%	4,068,794	4,099,355
CMO Series 4048 Class FB 10/15/41	0.593%	4,494,447	4,522,110
CMO Series 4048 Class FJ 07/15/37	0.598%	4,021,575	3,808,361
CMO Series 4087 Class FA 05/15/39	0.643%	3,341,165	3,362,161
CMO Series 4095 Class FB 04/15/39	0.593%	3,853,219	3,834,562
Structured Pass-Through Securities CMO Series T-62 Class 1A1 10/25/44	1.374%	1,426,623	1,440,471

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)(d)(e) CMO IO STRIPS Series 239 Class S30 08/15/36	7.508%	2,670,083	322,232
CMO IO Series 3380 Class SI 10/15/37	6.178%	8,507,485	1,469,617
CMO IO Series 3385 Class SN 11/15/37	5.808%	912,108	117,471
CMO IO Series 3451 Class SA 05/15/38	5.858%	1,628,390	196,479
CMO IO Series 3531 Class SM 05/15/39	5.908%	1,719,413	258,149
CMO IO Series 3608 Class SC 12/15/39	6.058%	2,995,296	434,496
CMO IO Series 3740 Class SB 10/15/40	5.808%	2,525,576	458,630
CMO IO Series 3740 Class SC 10/15/40	5.808%	3,823,691	720,367
CMO IO Series 3802 Class LS 01/15/40	2.862%	4,517,725	242,478
Federal Home Loan Mortgage Corp.(d) 01/01/32 - 06/01/42	3.500%	8,338,083	8,435,651
12/01/32 - 06/01/42	4.000%	8,838,668	9,235,697
05/01/41	4.500%	6,626,322	6,983,562
05/01/36 - 08/01/40	5.000%	7,049,811	7,605,380
02/01/24 - 05/01/38	5.500%	5,695,123	6,129,022
09/01/21 - 09/01/37	6.000%	12,492,662	13,571,473
11/01/22 - 10/17/38	6.500%	6,220,686	6,916,977
09/01/37 - 05/01/38	7.500%	689,653	763,232
CMO Series 2127 Class PG 02/15/29	6.250%	980,654	1,092,456
CMO Series 2165 Class PE 06/15/29	6.000%	396,338	442,789
CMO Series 2326 Class ZQ 06/15/31	6.500%	1,845,731	2,062,683
CMO Series 2399 Class TH 01/15/32	6.500%	941,918	1,019,173
CMO Series 2517 Class Z 10/15/32	5.500%	999,524	1,100,354
CMO Series 2545 Class HG 12/15/32	5.500%	1,486,969	1,643,514
CMO Series 2557 Class HL 01/15/33	5.300%	1,378,894	1,494,436
CMO Series 2568 Class KG 02/15/23	5.500%	2,326,548	2,542,845
CMO Series 2586 Class TG 03/15/23	5.500%	3,000,000	3,336,438
CMO Series 2597 Class AE 04/15/33	5.500%	1,176,562	1,282,581

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 262 Class 35 07/15/42	3.500%	10,605,584	10,977,065
CMO Series 2752 Class EZ 02/15/34	5.500%	3,337,786	3,699,942
CMO Series 2764 Class UE 10/15/32	5.000%	1,039,411	1,083,196
CMO Series 2764 Class ZG 03/15/34	5.500%	2,175,141	2,380,422
CMO Series 2802 Class VG 07/15/23	5.500%	2,500,000	2,559,565
CMO Series 2825 Class VQ 07/15/26	5.500%	2,000,000	2,094,358
CMO Series 2953 Class PG 03/15/35	5.500%	4,000,000	4,499,040
CMO Series 2986 Class CH 06/15/25	5.000%	2,086,036	2,269,109
CMO Series 2989 Class TG 06/15/25	5.000%	1,622,574	1,763,738
CMO Series 299 Class 300 01/15/43	3.000%	1,971,387	1,936,934
CMO Series 3075 Class PD 01/15/35	5.500%	978,781	1,032,555
CMO Series 3101 Class UZ 01/15/36	6.000%	1,718,770	1,912,073
CMO Series 3123 Class AZ 03/15/36	6.000%	2,678,227	3,005,134
CMO Series 3143 Class BC 02/15/36	5.500%	2,154,081	2,343,138
CMO Series 3151 Class PD 11/15/34	6.000%	304,357	308,788
CMO Series 3164 Class MG 06/15/36	6.000%	710,261	794,626
CMO Series 3171 Class MG 08/15/34	6.000%	963,450	976,280
CMO Series 3195 Class PD 07/15/36	6.500%	1,676,044	1,877,060
CMO Series 3200 Class AY 08/15/36	5.500%	1,638,928	1,796,209
CMO Series 3213 Class JE 09/15/36	6.000%	4,000,000	4,434,336
CMO Series 3218 Class BE 09/15/35	6.000%	2,000,000	2,132,154
CMO Series 3229 Class HE 10/15/26	5.000%	2,216,000	2,451,372
CMO Series 3266 Class D 01/15/22	5.000%	4,582,121	4,964,797
CMO Series 3402 Class NC 12/15/22	5.000%	1,500,000	1,643,217
CMO Series 3423 Class PB 03/15/38	5.500%	2,000,000	2,224,752
CMO Series 3453 Class B 05/15/38	5.500%	795,277	869,093
CMO Series 3461 Class Z 06/15/38	6.000%	4,046,550	4,574,674
CMO Series 3501 Class CB 01/15/39	5.500%	1,500,000	1,600,453

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3666 Class VA 12/15/22	5.500%	2,441,436	2,530,458
CMO Series 3680 Class MA 07/15/39	4.500%	3,766,163	4,111,776
CMO Series 3682 Class BH 08/15/36	5.500%	388,998	390,972
CMO Series 3684 Class CY 06/15/25	4.500%	2,000,000	2,175,882
CMO Series 3687 Class MA 02/15/37	4.500%	2,519,999	2,775,673
CMO Series 3704 Class CT 12/15/36	7.000%	3,270,051	3,892,757
CMO Series 3704 Class DT 11/15/36	7.500%	3,155,841	3,636,845
CMO Series 3704 Class ET 12/15/36	7.500%	2,577,701	3,121,583
CMO Series 3707 Class B 08/15/25	4.500%	2,027,855	2,228,663
CMO Series 3720 Class A 09/15/25	4.500%	1,520,782	1,635,687
CMO Series 3819 Class ZQ 04/15/36	6.000%	3,426,217	3,743,265
CMO Series 3890 Class ME 07/15/41	5.000%	1,000,000	1,095,242
CMO Series 3957 Class B 11/15/41	4.000%	1,275,885	1,330,142
CMO Series 3966 Class NA 12/15/41	4.000%	2,163,733	2,287,802
CMO Series 4219 Class JA 08/15/39	3.500%	5,000,000	5,267,187
CMO Series R004 Class VG 08/15/21	6.000%	16,928	16,923
CMO Series R006 Class ZA 04/15/36	6.000%	2,605,795	2,863,560
CMO Series R007 Class ZA 05/15/36	6.000%	5,121,760	5,601,894
Structured Pass-Through Securities CMO Series T-56 Class A5 05/25/43	5.231%	2,050,231	2,236,513
Federal Home Loan Mortgage Corp.(d)(f) CMO PO STRIPS Series 197 Class PO 04/01/28	0.000%	728,392	713,832
CMO PO Series 2235 Class KP 06/15/30	0.000%	516,911	485,488
CMO PO Series 2777 Class KO 02/15/33	0.000%	438,245	437,785
CMO PO Series 2967 Class EA 04/15/20	0.000%	337,801	333,491
CMO PO Series 3077 Class TO 04/15/35	0.000%	624,917	578,279
CMO PO Series 3100 Class PO 01/15/36	0.000%	1,007,946	902,086
CMO PO Series 3117 Class OG 02/15/36	0.000%	678,263	648,751
CMO PO Series 3136 Class PO 04/15/36	0.000%	463,699	447,062

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO PO Series 3200 Class PO 08/15/36	0.000%	641,627	596,055
CMO PO Series 3316 Class JO 05/15/37	0.000%	271,504	254,854
CMO PO Series 3393 Class JO 09/15/32	0.000%	726,607	636,140
CMO PO Series 3510 Class OD 02/15/37	0.000%	845,314	799,109
CMO PO Series 3607 Class AO 04/15/36	0.000%	847,074	784,367
CMO PO Series 3607 Class EO 02/15/33	0.000%	301,945	283,311
CMO PO Series 3607 Class PO 05/15/37	0.000%	827,666	757,333
CMO PO Series 3607 Class TO 10/15/39	0.000%	1,015,170	953,969
CMO PO Series 3621 Class BO 01/15/40	0.000%	560,192	525,914
CMO PO Series 3623 Class LO 01/15/40	0.000%	934,918	881,372
Federal Home Loan Mortgage Corp.(d)(e) CMO IO Series 3688 Class NI 04/15/32	5.000%	2,928,050	461,532
CMO IO Series 3714 Class IP 08/15/40	5.000%	3,028,198	531,586
CMO IO Series 3739 Class LI 03/15/34	4.000%	4,632,824	320,535
CMO IO Series 3747 Class HI 07/15/37	4.500%	5,954,876	561,311
CMO IO Series 3756 Class IP 08/15/35	4.000%	1,809,728	89,784
CMO IO Series 3760 Class GI 10/15/37	4.000%	2,086,922	224,213
CMO IO Series 3772 Class IO 09/15/24	3.500%	2,129,565	142,739
CMO IO Series 3779 Class IH 11/15/34	4.000%	2,845,290	268,843
CMO IO Series 3800 Class AI 11/15/29	4.000%	2,995,338	242,478
Federal National Mortgage Association(c)(d) 01/01/23	0.538%	6,500,000	6,510,386
01/01/23	0.548%	3,965,426	3,973,642
01/01/23	0.558%	1,983,375	1,986,637
10/01/22	0.588%	5,500,000	5,509,419
09/01/22	0.638%	1,500,000	1,502,562
08/01/22	0.748%	1,966,435	1,969,724
04/01/22	0.808%	2,000,000	2,005,329
01/01/19	0.938%	1,078,558	1,079,372
04/01/22	0.968%	1,500,000	1,502,512
03/01/36	3.019%	1,774,036	1,881,127
12/25/33	13.714%	561,876	682,125
CMO Class 2005-SV Series 75 09/25/35	23.428%	495,219	689,071
CMO Series 2003-129 Class FD 01/25/24	0.693%	798,536	803,374
Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-W8 Class 3F1 05/25/42	0.593%	529,341	525,195
CMO Series 2004-36 Class FA 05/25/34	0.593%	875,354	879,468
CMO Series 2005-74 Class SK 05/25/35	19.599%	591,264	794,875
CMO Series 2005-W3 Class 2AF 03/25/45	0.413%	1,499,659	1,486,930
CMO Series 2006-56 Class FC 07/25/36	0.483%	826,284	827,405
CMO Series 2006-56 Class PF 07/25/36	0.543%	630,606	634,155
CMO Series 2007-101 Class A2 06/27/36	0.443%	2,755,627	2,733,444
CMO Series 2007-108 Class AN 11/25/37	8.396%	868,396	1,030,557
CMO Series 2007-54 Class PF 06/25/37	0.413%	1,289,554	1,289,375
CMO Series 2008-18 Class FA 03/25/38	1.093%	695,193	703,641
CMO Series 2010-28 Class BS 04/25/40	11.153%	512,229	554,921
CMO Series 2010-35 Class SJ 04/25/40	17.023%	1,000,000	1,371,977
CMO Series 2010-49 Class SC 03/25/40	12.274%	1,581,939	1,772,648
CMO Series 2010-61 Class WA 06/25/40	5.945%	478,085	533,080
CMO Series 2011-101 Class FM 01/25/41	0.743%	1,634,487	1,648,264
CMO Series 2011-124 Class JF 02/25/41	0.593%	1,394,398	1,401,571
CMO Series 2011-2 Class WA 02/25/51	5.808%	975,535	1,066,469
CMO Series 2011-43 Class WA 05/25/51	5.876%	1,506,748	1,668,270
CMO Series 2011-75 Class FA 08/25/41	0.743%	1,126,645	1,137,804
CMO Series 2012-101 Class FC 09/25/42	0.693%	1,937,683	1,937,706
CMO Series 2012-108 Class F 10/25/42	0.693%	3,891,750	3,916,611
CMO Series 2012-112 Class FD 10/25/42	0.693%	1,465,647	1,480,673
CMO Series 2012-137 Class CF 08/25/41	0.493%	2,429,417	2,434,497
CMO Series 2012-14 Class FG 07/25/40	0.593%	2,624,188	2,636,272
CMO Series 2012-47 Class HF 05/25/27	0.593%	8,206,437	8,275,158
CMO Series 2012-58 Class FA 03/25/39	0.693%	3,298,687	3,333,049
CMO Series 411 Class F1 08/25/42	0.743%	4,826,879	4,851,553
CMO Series 412 Class F2 08/25/42	0.693%	2,400,779	2,403,633

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2003-W16 Class AF5 09/25/33	4.613%	1,738,718	1,800,227
Series 2013-M9 Class A2 01/25/23	2.389%	3,000,000	2,786,001
Federal National Mortgage Association(c)(d)(e) CMO IO Series 1996-4 Class SA 02/25/24	8.281%	315,772	59,139
CMO IO Series 2005-18 Class SK 03/25/35	6.557%	1,517,404	25,106
CMO IO Series 2006-117 Class GS 12/25/36	6.457%	1,249,886	197,817
CMO IO Series 2006-43 Class SI 06/25/36	6.407%	4,791,997	656,185
CMO IO Series 2006-58 Class IG 07/25/36	6.327%	2,341,002	349,471
CMO IO Series 2006-8 Class WN 03/25/36	6.507%	3,146,890	609,507
CMO IO Series 2006-94 Class GI 10/25/26	6.457%	2,351,567	355,947
CMO IO Series 2007-109 Class PI 12/25/37	6.157%	3,285,530	465,678
CMO IO Series 2007-65 Class KI 07/25/37	6.427%	1,477,293	193,919
CMO IO Series 2007-72 Class EK 07/25/37	6.207%	5,127,097	837,573
CMO IO Series 2007-W7 Class 2A2 07/25/37	6.337%	2,581,381	596,331
CMO IO Series 2009-112 Class ST 01/25/40	6.057%	2,008,610	232,106
CMO IO Series 2009-17 Class QS 03/25/39	6.457%	1,253,964	167,689
CMO IO Series 2009-37 Class KI 06/25/39	5.807%	5,197,305	635,028
CMO IO Series 2009-68 Class SA 09/25/39	6.557%	2,493,702	388,367
CMO IO Series 2010-125 Class SA 11/25/40	4.247%	6,782,071	694,341
CMO IO Series 2010-147 Class SA 01/25/41	6.337%	5,092,736	1,208,855
CMO IO Series 2010-35 Class SB 04/25/40	6.227%	1,561,430	191,063
CMO IO Series 2010-42 Class S 05/25/40	6.207%	1,595,093	155,645
CMO IO Series 2010-68 Class SA 07/25/40	4.807%	5,902,868	911,155
CMO IO Series 2011-30 Class LS 04/25/41	2.975%	4,159,079	322,707
Federal National Mortgage Association(d) 01/01/43 - 02/01/43	3.000%	5,457,861	5,226,787
08/01/32 - 06/01/43	3.500%	34,195,115	34,431,404
04/01/20 - 07/01/42	4.000%	8,157,637	8,446,696
10/01/19 - 08/01/40	5.000%	10,041,401	10,867,917

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/21 - 10/01/39	5.500%	21,301,598	23,162,771
10/01/19 - 11/01/48	6.000%	23,758,141	25,864,659
02/01/24 - 02/01/39	6.500%	15,362,995	17,180,476
04/01/37- 01/01/39	7.000%	5,039,815	5,777,269
05/01/22- 08/01/37	7.500%	578,966	650,354
CMO Series 1999-7 Class AB 03/25/29	6.000%	856,079	964,238
CMO Series 2001-60 Class PX 11/25/31	6.000%	1,071,662	1,203,447
CMO Series 2002-50 Class ZA 05/25/31	6.000%	4,163,684	4,648,254
CMO Series 2002-78 Class Z 12/25/32	5.500%	1,620,435	1,781,590
CMO Series 2003-23 Class EQ 04/25/23	5.500%	2,000,000	2,250,638
CMO Series 2003-56 Class AZ 08/25/31	5.500%	170,261	171,038
CMO Series 2004-50 Class VZ 07/25/34	5.500%	3,277,288	3,622,032
CMO Series 2004-65 Class LT 08/25/24	4.500%	1,078,764	1,169,927
CMO Series 2004-W10 Class A6 08/25/34	5.750%	3,000,000	3,132,090
CMO Series 2005-118 Class PN 01/25/32	6.000%	391,877	394,019
CMO Series 2005-121 Class DX 01/25/26	5.500%	2,000,000	2,211,648
CMO Series 2005-67 Class EY 08/25/25	5.500%	926,487	1,025,341
CMO Series 2006-102 Class MD 01/25/35	6.000%	1,317,967	1,360,829
CMO Series 2006-105 Class ME 11/25/36	5.500%	1,500,000	1,696,513
CMO Series 2006-16 Class HZ 03/25/36	5.500%	9,312,533	10,124,223
CMO Series 2006-74 Class DV 08/25/23	6.500%	892,823	904,154
CMO Series 2006-W3 Class 2A 09/25/46	6.000%	870,308	996,193
CMO Series 2007-104 Class ZE 08/25/37	6.000%	2,105,637	2,302,690
CMO Series 2007-116 Class PB 08/25/35	5.500%	1,054,138	1,174,281
CMO Series 2007-18 Class MZ 03/25/37	6.000%	1,460,901	1,658,866
CMO Series 2007-42 Class B 05/25/37	6.000%	2,000,000	2,247,926
CMO Series 2007-76 Class PD 03/25/36	6.000%	255,542	258,857
CMO Series 2007-76 Class ZG 08/25/37	6.000%	4,274,759	4,826,126

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-68 Class VB 03/25/27	6.000%	2,185,269	2,228,815
CMO Series 2008-80 Class GP 09/25/38	6.250%	429,579	479,211
CMO Series 2009-59 Class HB 08/25/39	5.000%	1,670,154	1,827,279
CMO Series 2009-60 Class HT 08/25/39	6.000%	2,208,966	2,532,162
CMO Series 2009-79 Class UA 03/25/38	7.000%	364,869	419,741
CMO Series 2009-W1 Class A 12/25/49	6.000%	4,631,243	5,328,227
CMO Series 2010-111 Class AE 04/25/38	5.500%	8,191,105	8,944,376
CMO Series 2010-111 Class AM 10/25/40	5.500%	3,000,000	3,416,889
CMO Series 2010-133 Class A 05/25/38	5.500%	6,368,041	6,849,510
CMO Series 2010-148 Class MA 02/25/39	4.000%	1,415,596	1,461,038
CMO Series 2010-2 Class LC 02/25/40	5.000%	1,200,000	1,313,068
CMO Series 2010-47 Class AV 05/25/21	5.000%	3,821,341	4,038,883
CMO Series 2010-83 Class DN 12/25/20	4.500%	2,910,053	3,199,501
CMO Series 2010-9 Class PC 10/25/39	4.500%	446,171	448,699
CMO Series 2011-118 Class MT 11/25/41	7.000%	3,557,152	4,005,042
CMO Series 2011-118 Class NT 11/25/41	7.000%	4,335,085	4,859,554
CMO Series 2011-39 Class ZA 11/25/32	6.000%	1,481,683	1,652,285
CMO Series 2013-4 Class AJ 02/25/43	3.500%	3,919,032	4,016,169
CMO Series G94-8 Class K 07/17/24	8.000%	520,684	604,316
Federal National Mortgage Association(d)(f) CMO PO STRIPS Series 293 Class 1 12/01/24	0.000%	641,517	586,648
CMO PO STRIPS Series 300 Class 1 09/01/24	0.000%	623,106	597,655
CMO PO Series 2000-18 Class EC 10/25/23	0.000%	254,868	244,298
CMO PO Series 2004-46 Class EP 03/25/34	0.000%	633,947	564,156
CMO PO Series 2004-61 Class BO 10/25/32	0.000%	323,576	320,267
CMO PO Series 2006-113 Class PO 07/25/36	0.000%	421,328	409,936
CMO PO Series 2006-15 Class OP 03/25/36	0.000%	598,563	549,781
CMO PO Series 2006-60 Class CO 06/25/35	0.000%	595,201	592,598

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO PO Series 2006-60 Class DO 04/25/35	0.000%	741,289	730,768
CMO PO Series 2006-8 Class WQ 03/25/36	0.000%	858,243	780,557
CMO PO Series 2006-86 Class OB 09/25/36	0.000%	1,281,996	1,213,214
CMO PO Series 2009-113 Class AO 01/25/40	0.000%	695,133	633,986
CMO PO Series 2009-69 Class PO 09/25/39	0.000%	479,676	434,304
CMO PO Series 2009-86 Class BO 03/25/37	0.000%	494,610	483,213
CMO PO Series 2009-86 Class OT 10/25/37	0.000%	1,382,514	1,250,139
CMO PO Series 2010-39 Class OT 10/25/35	0.000%	562,127	511,019
CMO PO Series 2010-68 Class CO 07/25/40	0.000%	1,066,490	1,016,635
CMO PO Series 314 Class 1 07/01/31	0.000%	493,427	480,620
CMO PO Series 3151 Class PO 05/15/36	0.000%	533,675	490,761
Federal National Mortgage Association(d)(e) CMO IO Series 2009-71 Class BI 08/25/24	4.500%	531,279	41,184
CMO IO Series 2009-86 Class IP 10/25/39	5.500%	874,690	120,760
CMO IO Series 2009-86 Class UI 10/25/14	4.000%	2,073,151	80,211
CMO IO Series 2010-155 Class KI 01/25/21	3.000%	3,545,088	264,731
Federal National Mortgage Association(d)(g) 07/25/23	3.670%	6,000,000	6,056,280
Government National Mortgage Association(c)(d) CMO Series 2007-16 Class NS 04/20/37	22.604%	379,871	538,314
CMO Series 2010-H17 Class XQ 07/20/60	5.245%	5,799,334	6,590,455
CMO Series 2011-137 Class WA 07/20/40	5.522%	2,949,462	3,344,171
CMO Series 2012-141 Class WC 01/20/42	3.773%	1,832,354	1,953,604
CMO Series 2012-61 Class FM 05/16/42	0.593%	5,225,678	5,236,041
CMO Series 2012-H10 Class FA 12/20/61	0.748%	2,827,367	2,828,736
CMO Series 2012-H21 Class CF 05/20/61	0.898%	2,799,478	2,814,005
CMO Series 2012-H21 Class DF 05/20/61	0.848%	2,498,403	2,510,568
CMO Series 2012-H26 Class MA 07/20/62	0.748%	1,977,983	1,987,824
CMO Series 2012-H28 Class FA 09/20/62	0.778%	4,838,649	4,852,086

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H30 Class JA 01/20/60	0.678%	2,014,943	2,021,961
CMO Series 2012-H30 Class PA 11/20/59	0.648%	2,304,634	2,306,932
CMO Series 2013-54 Class WA 11/20/42	4.715%	3,879,734	4,409,501
CMO Series 2013-75 Class WA 06/20/40	5.251%	1,469,237	1,666,963
CMO Series 2013-H01 Class TA 01/20/63	0.698%	1,976,853	1,983,161
CMO Series 2013-H05 Class FB 02/20/62	0.598%	2,979,110	2,973,265
CMO Series 2013-H07 Class GA 03/20/63	0.668%	2,947,099	2,942,148
CMO Series 2013-H07 Class HA 03/20/63	0.608%	1,995,085	1,984,806
CMO Series 2013-H09 Class GA 04/20/63	0.678%	3,003,703	2,993,539
CMO Series 2013-H09 Class SA 04/20/63	0.698%	5,078,316	5,065,687
Government National Mortgage Association(c)(d)(e) CMO IO Series 2005-3 Class SE 01/20/35	5.908%	2,602,002	382,063
CMO IO Series 2006-38 Class SG 09/20/33	6.458%	2,097,074	140,554
CMO IO Series 2007-26 Class SW 05/20/37	6.008%	3,984,549	560,144
CMO IO Series 2007-40 Class SN 07/20/37	6.488%	2,701,691	414,299
CMO IO Series 2008-62 Class SA 07/20/38	5.958%	2,288,905	317,109
CMO IO Series 2008-76 Class US 09/20/38	5.708%	3,261,752	474,389
CMO IO Series 2008-95 Class DS 12/20/38	7.108%	2,774,149	430,128
CMO IO Series 2009-102 Class SM 06/16/39	6.208%	3,195,023	358,901
CMO IO Series 2009-106 Class ST 02/20/38	5.808%	3,588,493	489,581
CMO IO Series 2009-64 Class SN 07/16/39	5.908%	2,556,130	370,653
CMO IO Series 2009-67 Class SA 08/16/39	5.858%	1,776,279	266,502
CMO IO Series 2009-72 Class SM 08/16/39	6.058%	3,302,110	510,649
CMO IO Series 2009-81 Class SB 09/20/39	5.898%	4,122,928	531,856
CMO IO Series 2009-83 Class TS 08/20/39	5.908%	3,458,412	459,720
CMO IO Series 2010-47 Class PX 06/20/37	6.508%	4,453,734	672,445
CMO IO Series 2011-75 Class SM 05/20/41	6.408%	2,238,170	300,873
Government National Mortgage Association(d) 06/01/63	4.375%	5,010,000	5,485,950
05/01/63	4.433%	3,124,938	3,429,619

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/63	4.462%	3,000,088	3,300,097
04/20/63	4.479%	2,005,235	2,215,185
09/15/22	5.000%	1,000,576	1,075,716
09/20/38 - 08/20/39	6.000%	4,874,337	5,390,671
09/20/38 - 12/20/38	7.000%	817,278	934,594
CMO Series 1998-11 Class Z 04/20/28	6.500%	655,583	748,591
CMO Series 1999-16 Class Z 05/16/29	6.500%	581,631	661,532
CMO Series 2002-47 Class PG 07/16/32	6.500%	593,625	682,932
CMO Series 2003-25 Class PZ 04/20/33	5.500%	5,240,943	5,872,644
CMO Series 2003-75 Class ZX 09/16/33	6.000%	2,355,102	2,646,605
CMO Series 2005-26 Class XY 03/20/35	5.500%	1,321,000	1,467,288
CMO Series 2005-72 Class AZ 09/20/35	5.500%	1,530,013	1,752,076
CMO Series 2006-17 Class JN 04/20/36	6.000%	1,198,332	1,349,265
CMO Series 2006-33 Class NA 01/20/36	5.000%	1,651,759	1,776,326
CMO Series 2006-69 Class MB 12/20/36	5.500%	3,500,000	3,893,192
CMO Series 2007-6 Class LD 03/20/36	5.500%	830,570	864,340
CMO Series 2007-70 Class TA 08/20/36	5.750%	560,230	573,574
CMO Series 2008-23 Class PH 03/20/38	5.000%	2,399,577	2,633,384
CMO Series 2009-104 Class AB 08/16/39	7.000%	2,254,469	2,650,279
CMO Series 2009-2 Class PA 12/20/38	5.000%	892,125	952,365
CMO Series 2009-44 Class VA 05/16/20	5.500%	2,450,077	2,556,691
CMO Series 2009-89 Class VA 07/20/20	5.000%	2,145,359	2,396,971
CMO Series 2010-130 Class CP 10/16/40	7.000%	1,873,308	2,168,643
CMO Series 2010-14 Class QP 12/20/39	6.000%	1,390,892	1,516,006
CMO Series 2011-43 Class ZQ 01/16/33	5.500%	2,262,826	2,540,956
CMO Series 2013-H01 Class FA 01/20/63	1.650%	4,163,387	4,065,152
CMO Series 2013-H04 Class BA 02/20/63	1.650%	2,007,420	1,956,612
CMO Series 2013-H07 Class JA 03/20/63	1.750%	4,506,385	4,405,311
CMO Series 2013-H09 Class HA 04/20/63	1.650%	6,012,398	5,851,410

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)(f) CMO PO Series 2008-1 Class PO 01/20/38	0.000%	504,221	441,420
CMO PO Series 2010-14 Class AO 12/20/32	0.000%	674,774	630,177
CMO PO Series 2010-14 Class EO 06/16/33	0.000%	104,129	104,110
CMO PO Series 2010-157 Class OP 12/20/40	0.000%	2,070,154	1,668,787
Government National Mortgage Association(d)(e) CMO IO Series 2010-107 Class IL 07/20/39	6.000%	1,898,492	528,443
CMO IO Series 2010-144 Class BI 09/16/37	4.000%	7,688,282	908,480
Vendee Mortgage Trust CMO Series 1998-2 Class 1G(d) 06/15/28	6.750%	648,319	750,188
Total Residential Mortgage-Backed Securities — Agency (Cost: $770,988,237)			782,813,947

Residential Mortgage-Backed Securities —
Non-Agency 7.0%

AJAX Mortgage Loan Trust(a)(c)(d) CMO Series 2013-A Class A 02/25/51	3.500%	2,831,232	2,797,302
CMO Series 2013-B Class A1 03/25/52	3.750%	1,873,378	1,876,552
ASG Resecuritization Trust(a)(c)(d) CMO Series 2009-2 Class G60 05/24/36	4.909%	800,000	843,189
CMO Series 2009-3 Class A65 03/26/37	2.291%	1,765,065	1,791,175
CMO Series 2010-3 Class 2A22 10/28/36	0.363%	271,387	269,884
CMO Series 2010-4 Class 2A20 11/28/36	0.316%	270,034	268,339
CMO Series 2011-1 Class 3A50 11/28/35	2.445%	825,266	810,513
ASG Resecuritization Trust(a)(d) CMO Series 2011-1 Class 1A85 09/28/20	4.000%	860,592	871,009
American General Mortgage Loan Trust(a)(c)(d) CMO Series 2009-1 Class A5 09/25/48	5.750%	924,669	921,677
CMO Series 2009-1 Class A7 09/25/48	5.750%	2,550,000	2,625,531
CMO Series 2010-1A Class A1 03/25/58	5.150%	467,859	472,377
BCAP LLC Trust(a)(c)(d) 05/28/36	0.343%	1,524,400	1,405,461

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/26/37	5.000%	1,413,380	1,389,123
CMO Series 2009-RR13 Class 17A2 04/26/37	5.500%	947,476	996,633
CMO Series 2010-RR12 Class 2A5 01/26/36	4.500%	860,439	887,863
CMO Series 2010-RR4 Class 12A1 07/26/36	4.000%	386,708	393,235
CMO Series 2010-RR6 Class 22A3 06/26/36	4.730%	640,285	662,769
CMO Series 2010-RR6 Class 5A1 11/26/37	3.779%	240,363	241,258
CMO Series 2010-RR7 Class 15A1 01/26/36	0.993%	286,171	281,177
CMO Series 2010-RR7 Class 16A1 02/26/47	0.868%	571,883	563,063
CMO Series 2010-RR7 Class 1A5 04/26/35	4.997%	490,143	507,579
CMO Series 2010-RR7 Class 2A1 07/26/45	2.328%	1,160,947	1,163,521
CMO Series 2010-RR8 Class 3A3 05/26/35	5.062%	338,575	350,666
CMO Series 2010-RR8 Class 3A4 05/26/35	5.062%	1,000,000	952,511
CMO Series 2011-RR10 Class 2A1 09/26/37	0.945%	1,944,682	1,800,210
CMO Series 2011-RR2 Class 3A3 11/21/35	2.925%	509,347	508,995
CMO Series 2012-3 Class 2A5 05/26/37	2.184%	1,989,210	1,967,314
CMO Series 2012-RR10 Class 1A1 02/26/37	0.419%	1,274,950	1,194,256
CMO Series 2012-RR10 Class 3A1 05/26/36	0.383%	2,468,187	2,295,577
CMO Series 2012-RR2 Class 1A1 08/26/36	0.363%	1,595,426	1,537,809
Series 2011-RR5 Class 14A3 07/26/36	2.660%	672,304	670,377
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1(d) 02/25/34	6.000%	802,708	822,988
Banc of America Funding Corp.(a)(c)(d) CMO Series 2010-R4 Class 5A1 07/26/36	0.345%	91,059	90,497
Banc of America Funding Corp.(a)(d) CMO Series 2010-R5 Class 1A1 10/26/37	5.500%	651,148	663,613
Banc of America Funding Corp.(d) CMO Series 2004-3 Class 1A1 10/25/34	5.500%	589,646	603,837
Banc of America Mortgage Securities, Inc.(c)(d) CMO Series 2004-C Class 2A2 04/25/34	2.908%	427,582	424,372
Banc of America Mortgage Securities, Inc.(d) CMO Series 2003-3 Class 1A7 05/25/33	5.500%	870,083	896,427

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-3 Class 1A26 04/25/34	5.500%	1,364,008	1,393,401
Banc of America Mortgage Securities, Inc.(d)(f) CMO PO Series 2004-5 Class 1A9 06/25/34	0.000%	625,795	567,131
Bayview Opportunity Master Fund Trust IIB LP(a)(c)(d) Series 2012-4NPL Class A 07/28/32	3.475%	670,982	672,059
Series 2013-8NPL Class A 03/28/33	3.228%	3,074,540	3,087,816
Bear Stearns ALT-A Trust CMO Series 2004-6 Class 1A(c)(d) 07/25/34	0.833%	1,315,908	1,247,499
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1(c)(d) 07/25/33	2.564%	200,164	197,312
Bear Stearns Alt-A Trust CMO Series 2005-2 Class 1A1(c)(d) 03/25/35	0.693%	567,107	547,160
CAM Mortgage Trust CMO Series 2013-1 Class A(a)(c)(d) 11/25/57	3.967%	1,685,015	1,663,952
Chase Mortgage Finance Corp.(c)(d) CMO Series 2007-A1 Class 1A3 02/25/37	2.914%	2,022,780	1,995,113
CMO Series 2007-A1 Class 2A1 02/25/37	2.744%	845,860	839,461
CMO Series 2007-A1 Class 7A1 02/25/37	2.766%	527,608	525,863
Citicorp Mortgage Securities, Inc. CMO Series 2004-4 Class A4(d) 06/25/34	5.500%	1,009,364	1,053,470
Citigroup Mortgage Loan Trust, Inc.(a)(c)(d) CMO Series 2008-AR4 Class 1A1A 11/25/38	2.934%	1,588,693	1,599,217
CMO Series 2009-10 Class 1A1 09/25/33	2.429%	1,242,047	1,254,798
CMO Series 2009-11 Class 3A1 05/25/37	5.750%	1,494,675	1,598,270
CMO Series 2010-10 Class 2A1 02/25/36	2.569%	1,128,887	1,132,782
CMO Series 2010-7 Class 10A1 02/25/35	2.610%	443,363	446,859
CMO Series 2011-3 Class 1A1 02/25/47	0.273%	192,130	191,607
CMO Series 2011-5 Class 1A1 02/25/46	0.383%	946,774	883,121
Citigroup Mortgage Loan Trust, Inc.(a)(d) CMO Series 2010-8 Class 5A6 11/25/36	4.000%	5,743,743	5,865,879
CMO Series 2010-8 Class 6A6 12/25/36	4.500%	4,918,687	5,043,129

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-A Class A 06/25/51	2.500%	1,267,552	1,254,877
Citigroup Mortgage Loan Trust, Inc.(d) CMO Series 2003-1 Class 3A4 09/25/33	5.250%	628,551	664,756
CMO Series 2005-2 Class 2A11 05/25/35	5.500%	533,776	534,915
Countrywide Home Loan Mortgage Pass-Through Trust(d) CMO Series 2003-29 Class A1 08/25/33	5.500%	360,897	375,292
CMO Series 2003-40 Class A5 10/25/18	4.500%	834,094	856,270
CMO Series 2004-13 Class 1A4 08/25/34	5.500%	806,315	839,501
CMO Series 2004-3 Class A26 04/25/34	5.500%	477,767	490,752
CMO Series 2004-5 Class 1A4 06/25/34	5.500%	1,116,510	1,161,014
Credit Suisse First Boston Mortgage Securities Corp.(d) CMO Series 2003-21 Class 1A4 09/25/33	5.250%	493,082	513,917
CMO Series 2003-27 Class 5A4 11/25/33	5.250%	624,913	643,021
CMO Series 2004-4 Class 2A4 09/25/34	5.500%	1,036,185	1,106,443
CMO Series 2004-5 Class 3A1 08/25/19	5.250%	622,724	641,548
CMO Series 2004-8 Class 1A4 12/25/34	5.500%	836,354	881,313
Credit Suisse Mortgage Capital Certificates(a)(c)(d) CMO Series 2010-11R Class A6 06/28/47	1.194%	5,189,662	4,809,033
CMO Series 2010-12R Class 14A1 09/26/46	2.784%	426,274	425,318
CMO Series 2010-12R Class 5A1 04/26/37	3.000%	306,197	306,550
CMO Series 2010-15R Class 7A2 10/26/37	1.312%	176,942	174,154
CMO Series 2010-16 Class A4 06/25/50	4.021%	2,000,000	1,930,796
CMO Series 2010-17R Class 1A1 06/26/36	2.585%	594,469	599,211
CMO Series 2010-17R Class 5A1 07/26/36	2.754%	243,924	243,796
CMO Series 2010-1R Class 5A1 01/27/36	5.000%	572,295	595,063
CMO Series 2011-16R Class 7A3 12/27/36	3.500%	1,636,866	1,665,427
CMO Series 2011-1R Class A1 02/27/47	1.193%	1,699,592	1,688,244
CMO Series 2011-6R Class 3A1 07/28/36	2.754%	983,098	956,405
CMO Series 2011-7R Class A1 08/28/47	1.443%	1,454,070	1,447,639

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-9R Class A1 03/27/46	2.193%	2,740,220	2,738,799
CMO Series 2012-3R Class 1A1 07/27/37	3.250%	1,946,030	1,944,743
Credit Suisse Mortgage Capital Certificates(a)(d) CMO Series 2010-1R Class 26A1 05/27/37	4.750%	474,562	478,673
Fontainebleau Miami Beach Trust Series 2012-FBLU Class A(a)(d) 05/05/27	2.887%	1,981,496	1,996,591
Freedom Trust Series 2011-1 Class A13(a)(c)(d) 11/30/37	0.392%	111,507	111,057
GMAC Mortgage Corp. Loan Trust(c)(d) CMO Series 2003-AR2 Class 2A4 12/19/33	3.470%	1,298,546	1,280,894
GMAC Mortgage Corp. Loan Trust(d) CMO Series 2004-J1 Class A20 04/25/34	5.500%	729,286	772,072
GSMPS Mortgage Loan Trust(a)(c)(d) CMO Series 2005-RP3 Class 1AF 09/25/35	0.543%	1,386,809	1,148,884
GSMPS Mortgage Loan Trust(a)(c)(d)(e) CMO IO Series 2005-RP3 Class 1AS 09/25/35	4.909%	1,074,777	177,948
GSR Mortgage Loan Trust(c)(d) CMO Series 2005-5F Class 8A3 06/25/35	0.693%	122,299	114,157
GSR Mortgage Loan Trust(d) CMO Series 2003-7F Class 1A4 06/25/33	5.250%	1,289,641	1,284,960
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A(a)(d)(h) 05/25/53	4.000%	3,498,958	3,440,071
Impac CMB Trust CMO Series 2005-4 Class 2A1(c)(d) 05/25/35	0.493%	756,323	742,456
Impac Secured Assets CMN Owner Trust(c)(d) CMO Series 2003-3 Class A1 08/25/33	4.200%	474,521	485,483
CMO Series 2006-1 Class 2A1 05/25/36	0.543%	853,143	833,768
CMO Series 2006-2 Class 2A1 08/25/36	0.543%	1,191,369	1,121,354
JPMorgan Mortgage Trust(c)(d) CMO Series 2007-A1 Class 5A5 07/25/35	3.005%	1,115,945	1,127,202

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-A2 Class 5A3 11/25/33	2.888%	1,776,973	1,770,471
JPMorgan Resecuritization Trust(a)(c)(d) CMO Series 2009-6 Class 4A1 09/26/36	4.626%	574,124	577,736
CMO Series 2010-4 Class 7A1 08/26/35	1.865%	463,474	459,828
KSBA CMO IO Series 2013-2 Class A(a)(d)(e) 03/25/39	1.896%	14,000,000	892,500
LVII Resecuritization Trust(a)(c)(d) CMO Series 2009-2 Class M3 09/27/37	5.101%	2,000,000	2,052,096
CMO Series 2009-3 Class M3 11/27/37	5.444%	650,000	672,652
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2(a)(d) 11/17/15	3.985%	1,535,000	1,441,368
MASTR Adjustable Rate Mortgages Trust(c)(d) CMO Series 2004-13 Class 2A1 04/21/34	2.672%	962,372	973,954
CMO Series 2004-13 Class 3A7 11/21/34	2.625%	1,870,231	1,908,626
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6(a)(d) 12/27/33	5.500%	568,685	598,530
MASTR Seasoned Securities Trust(d) CMO Series 2004-2 Class A1 08/25/32	6.500%	775,834	842,978
CMO Series 2004-2 Class A2 08/25/32	6.500%	1,221,938	1,350,616
MLCC Mortgage Investors, Inc.(c)(d) CMO Series 2003-A Class 2A1 03/25/28	0.973%	815,666	789,759
CMO Series 2003-E Class A1 10/25/28	0.813%	549,850	528,285
CMO Series 2004-1 Class 2A1 12/25/34	2.266%	1,009,694	1,003,176
CMO Series 2004-G Class A2 01/25/30	1.014%	1,002,135	960,716
Merrill Lynch Mortgage Investors, Inc. CMO Series 2004-A4 Class A2(c)(d) 08/25/34	2.515%	1,201,096	1,214,227
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-IO Class AXA(a)(d) 03/27/51	1.000%	1,524,225	1,506,605
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A(c)(d) 04/25/34	5.686%	897,474	938,849
Morgan Stanley Re-Remic Trust(a)(d) 07/27/49	2.000%	5,145,421	5,209,739

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010-C30A Class A3A 12/17/43	3.250%	6,785	6,779
Morgan Stanley Re-Remic Trust(a)(d)(f) CMO PO Series 2009 Class B 07/17/56	0.000%	2,250,000	2,205,000
Morgan Stanley Re-Remic Trust(a)(d)(h) 07/27/49	0.250%	800,000	666,000
NCUA Guaranteed Notes(c)(d) CMO Series 2010-R3 Class 1A 12/08/20	0.753%	1,195,067	1,199,489
NCUA Guaranteed Notes(d) CMO Series 2010-R3 Class 3A 12/08/20	2.400%	561,534	571,360
Nomura Asset Acceptance Corp. CMO Series 2004-R2 Class A1(a)(c)(d) 10/25/34	6.500%	310,791	318,445
PennyMac Loan Trust Series 2012-NPL1 Class A(a)(c)(d) 05/28/52	3.422%	923,002	910,615
Prime Mortgage Trust CMO Series 2004-2 Class A2(d) 11/25/19	4.750%	734,129	762,287
RALI Trust(c)(d) CMO Series 2003-QS13 Class A5 07/25/33	0.843%	582,359	547,135
RALI Trust(d) CMO Series 2003-QS13 Class A2 07/25/33	4.000%	1,485,878	1,403,398
CMO Series 2003-QS15 Class A7 08/25/33	5.500%	1,715,305	1,765,727
CMO Series 2004-QS3 Class CB 03/25/19	5.000%	708,805	737,873
RBSSP Resecuritization Trust(a)(c)(d) CMO Series 2010-9 Class 3A1 10/26/34	5.000%	709,741	746,955
CMO Series 2010-9 Class 7A5 05/26/37	4.000%	1,169,721	1,195,430
CMO Series 2012-3 Class 3A1 10/26/36	0.343%	1,601,601	1,477,612
RBSSP Resecuritization Trust(a)(d) CMO Series 2009-1 Class 1A1 02/26/36	6.500%	805,220	851,053
CMO Series 2009-2 Class 1A1 08/26/37	7.000%	397,727	412,017
CMO Series 2010-12 Class 8A1 06/27/21	4.000%	356,677	359,522
RFMSI Trust(d) CMO Series 2003-S4 Class A4 03/25/33	5.750%	871,777	881,936
CMO Series 2005-S1 Class 2A1 02/25/20	4.750%	303,547	311,927

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RMS Mortgage Asset Trust CMO Series 2012-1 Class A1(a)(c)(d) 10/25/56	4.703%	2,025,485	1,985,291
Real Estate Asset Trust Series 2011-2A Class A1(a)(d) 05/25/49	5.750%	50,649	50,722
Residential Asset Mortgage Products, Inc. CMO Series 2004-SL2 Class A3(d) 10/25/31	7.000%	1,053,180	1,130,947
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1(c)(d) 12/25/34	2.631%	626,037	620,565
Residential Mortgage Asset Trust Series 2012-1A Class A1(a)(c)(d) 08/26/52	2.734%	1,159,674	1,125,609
Sequoia Mortgage Trust(c)(d) CMO Series 2004-11 Class A1 12/20/34	0.492%	2,036,273	1,929,833
CMO Series 2004-12 Class A3 01/20/35	0.729%	1,130,514	1,014,509
Station Place Securitization Trust(d) 02/25/15	1.704%	2,500,000	2,500,000
Structured Adjustable Rate Mortgage Loan Trust(c)(d) CMO Series 2004-4 Class 5A 04/25/34	4.875%	799,057	795,361
CMO Series 2004-6 Class 5A4 06/25/34	4.876%	955,064	956,406
Structured Asset Mortgage Investments, Inc.(c)(d) CMO Series 2004-AR5 Class 1A1 10/19/34	0.852%	1,124,359	1,102,526
CMO Series 2005-AR5 Class A3 07/19/35	0.442%	734,570	713,135
Structured Asset Securities Corp.(c)(d) CMO Series 2003-34A Class 3A3 11/25/33	2.588%	778,055	767,701
CMO Series 2003-40A Class 3A2 01/25/34	2.516%	913,562	868,930
CMO Series 2004-21XS Class 2A4A 12/25/34	4.900%	1,086,757	1,093,305
CMO Series 2004-4XS Class 1A5 02/25/34	5.490%	930,463	983,864
Series 2004-6XS Class A5A 03/25/34	5.530%	794,368	798,610
Structured Asset Securities Corp.(d) CMO Series 2003-30 Class 1A5 10/25/33	5.500%	1,159,764	1,203,454
Thornburg Mortgage Securities Trust CMO Series 2004-4 Class 3A(c)(d) 12/25/44	2.241%	916,056	898,681

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VOLT LLC(a)(c)(d) Series 2012-RLF1 Class A 12/25/17	3.475%	1,222,481	1,222,481
Series 2012-RP3A Class A1 11/27/17	3.475%	372,074	373,033
Vericrest Opportunity Loan Transferee(a)(c)(d) CMO Series 2012-NL3A Class A 11/25/60	2.734%	2,576,331	2,576,330
Vericrest Opportunity Loan Transferee(a)(d) CMO Series 2012-NL2A Class A1 02/26/52	2.487%	1,709,321	1,709,320
Vericrest Opportunity Loan Trust CMO Series 2013-1A Class A(a)(c)(d) 11/25/50	3.105%	1,418,540	1,416,304
WaMu Mortgage Pass-Through Certificates(c)(d) CMO Series 2003-AR11 Class A6 10/25/33	2.464%	1,494,468	1,487,889
CMO Series 2003-AR5 Class A7 06/25/33	2.449%	618,078	605,402
CMO Series 2003-AR6 Class A1 06/25/33	2.441%	822,797	826,379
CMO Series 2003-AR7 Class A7 08/25/33	2.320%	1,024,283	1,017,750
CMO Series 2004-AR3 Class A2 06/25/34	2.458%	528,110	525,645
CMO Series 2004-S1 Class 1A3 03/25/34	0.593%	68,086	67,337
WaMu Mortgage Pass-Through Certificates(d) CMO Series 2004-CB1 Class 3A2 06/25/34	5.500%	2,101,719	2,212,200
CMO Series 2004-CB3 Class 4A 10/25/19	6.000%	503,856	530,556
CMO Series 2004-S3 Class 1A5 07/25/34	5.000%	426,585	438,985
Washington Mutual MSC Mortgage Pass-Through Certificates CMO Series 2003-MS2 Class 1A1(d) 02/25/33	5.750%	383,635	399,205
Wedgewood Real Estate Trust CMO Series 2013-1A Class A(c)(d) 07/25/43	3.967%	1,509,600	1,509,600
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1(a)(c)(d) 08/27/37	2.847%	824,203	826,430
Wells Fargo Mortgage-Backed Securities Trust(c)(d) CMO Series 2003-J Class 2A1 10/25/33	4.436%	320,441	318,812
CMO Series 2003-L Class 2A1 11/25/33	4.511%	470,034	454,206
CMO Series 2003N Class 2A2 12/25/33	4.741%	159,529	160,486
CMO Series 2004-EE Class 2A1 12/25/34	2.624%	181,784	183,693

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-G Class A3 06/25/34	4.749%	291,812	291,723
CMO Series 2004-U Class A1 10/25/34	2.802%	1,350,962	1,333,451
CMO Series 2004-W Class A9 11/25/34	2.696%	1,387,726	1,422,428
CMO Series 2004P Class 2A1 09/25/34	2.614%	2,083,585	2,086,104
CMO Series 2005-AR8 Class 2A1 06/25/35	2.720%	293,427	294,432
CMO Series 2005-AR9 Class 2A1 10/25/33	2.729%	609,511	598,547
Wells Fargo Mortgage-Backed Securities Trust(d) CMO Series 2004-4 Class A9 05/25/34	5.500%	881,155	915,015
CMO Series 2005-1 Class 2A1 01/25/20	5.000%	331,427	342,603
CMO Series 2005-14 Class 1A1 12/25/35	5.500%	740,616	767,641
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $200,836,584)			203,705,652

Commercial Mortgage-Backed Securities — Agency 11.0%

Federal National Mortgage Association(c)(d) Series 2010-M3 Class A3 03/25/20	4.332%	4,000,000	4,316,912
Series 2012-M11 Class FA 08/25/19	0.723%	1,813,984	1,818,479
Federal National Mortgage Association(d) 04/01/21	4.250%	2,000,000	2,197,474
05/01/22	3.000%	3,500,000	3,504,751
07/01/22	3.728%	2,693,802	2,847,573
11/01/22	2.450%	6,000,000	5,700,251
02/01/23	2.460%	2,978,470	2,848,482
01/01/23	2.340%	2,000,000	1,899,141
02/01/23	2.400%	2,000,000	1,905,416
02/01/20	4.369%	2,404,651	2,672,821
01/01/20	4.530%	4,810,798	5,451,824
02/01/20	4.399%	8,000,000	8,905,108
04/01/20	4.368%	2,884,274	3,206,460
11/01/19	4.130%	1,500,000	1,639,756
04/01/20	4.350%	1,479,386	1,638,866
07/01/20	4.066%	2,468,138	2,699,310
07/01/20	3.950%	2,000,000	2,164,285
09/01/20	3.505%	2,390,556	2,508,387
01/01/18	3.520%	2,449,987	2,631,183
12/01/19	1.470%	1,484,326	1,425,315
12/01/22	2.390%	1,900,000	1,813,231
12/01/22	2.340%	1,884,102	1,790,460
12/01/22	2.400%	2,500,000	2,387,633
12/01/22	2.210%	1,883,155	1,773,952

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/22	2.210%	2,014,240	1,897,436
10/01/22	2.520%	2,000,000	1,932,306
12/01/22	2.400%	1,800,000	1,719,265
11/01/22	2.280%	2,202,747	2,087,521
12/01/22	2.320%	2,476,410	2,353,851
12/01/20	2.000%	1,500,000	1,425,572
12/01/22	2.380%	2,000,000	1,894,751
12/01/22	2.340%	2,282,405	2,166,452
12/01/22	2.190%	2,477,046	2,331,187
11/01/20	3.375%	963,817	1,004,278
01/01/22	3.120%	2,000,000	2,024,995
01/01/17	1.990%	1,500,000	1,512,301
02/01/22	3.140%	3,000,000	3,012,993
08/01/19	2.030%	5,076,000	5,015,297
07/01/22	2.760%	3,250,980	3,200,995
07/01/17	1.400%	3,500,000	3,498,782
07/01/22	2.670%	2,950,547	2,890,462
07/01/22	2.670%	5,000,000	4,826,279
07/01/22	2.830%	4,000,000	3,959,852
09/01/22	2.900%	1,974,293	1,957,856
07/01/22	2.750%	6,425,929	6,347,066
07/01/19	1.940%	2,000,000	2,013,581
08/01/22	2.360%	5,880,717	5,661,667
06/01/21	4.240%	2,000,000	2,196,921
07/01/26	4.450%	2,931,888	3,165,178
06/01/19	2.100%	2,500,000	2,505,785
06/01/22	2.600%	2,941,429	2,874,169
06/01/22	2.790%	2,928,369	2,905,722
05/01/22	2.940%	2,455,305	2,449,823
05/01/19	2.190%	4,902,597	4,942,177
05/01/22	2.860%	2,947,983	2,926,229
06/01/19	2.450%	2,000,000	2,040,918
06/01/19	2.360%	2,000,000	2,019,595
06/01/22	2.760%	7,000,000	6,920,410
07/01/21	4.317%	2,146,394	2,378,650
09/01/22	2.470%	2,466,409	2,377,872
12/01/19	1.690%	2,000,000	1,921,441
12/01/19	4.180%	2,612,363	2,867,634
01/01/21	4.050%	3,000,000	3,257,387
06/01/21	4.340%	3,000,000	3,312,559
09/01/21	3.770%	3,000,000	3,179,113
07/01/22	2.790%	4,000,000	3,947,552
07/01/19	2.370%	5,000,000	5,076,307
06/01/22	2.790%	2,038,124	2,013,711
07/01/22	2.690%	10,000,000	9,806,589
07/01/22	2.720%	4,577,685	4,498,372
07/01/19	2.200%	9,857,379	9,911,335
07/01/22	2.640%	4,135,546	4,040,149
08/01/22	2.650%	7,000,000	6,736,093
01/01/20	4.540%	1,434,128	1,601,801
10/01/17	2.690%	2,471,526	2,573,677
11/01/18	2.970%	1,912,732	1,995,246
10/01/20	3.290%	1,500,000	1,552,993
10/01/17	2.490%	1,425,684	1,476,915
11/01/20	3.230%	2,476,536	2,552,727
05/01/21	4.390%	1,500,000	1,662,041
03/01/18	3.800%	1,619,483	1,754,195

Commercial Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/21	4.380%	2,500,000	2,766,617
04/01/21	4.250%	2,500,000	2,746,843
06/01/37	5.832%	1,242,990	1,446,094
01/01/21	4.380%	2,423,268	2,682,989
05/01/21	4.360%	1,500,000	1,659,645
08/01/21	4.130%	1,463,813	1,596,999
08/01/21	3.870%	1,953,457	2,086,057
07/01/21	4.260%	2,500,000	2,751,120
08/01/21	4.500%	4,000,000	4,455,060
10/01/21	3.590%	2,000,000	2,078,007
01/01/21	4.302%	1,455,774	1,598,685
04/01/23	2.703%	1,498,148	1,454,269
06/01/23	2.510%	2,000,000	1,908,187
06/01/23	2.420%	3,000,000	2,841,590
04/01/23	2.500%	6,000,000	5,627,767
04/01/23	2.640%	2,993,291	2,886,031
05/01/23	2.520%	3,000,000	2,813,551
04/01/23	2.540%	3,281,612	3,140,601
06/01/20	2.010%	15,000,000	15,000,000
06/01/20	1.750%	3,000,000	2,886,443
Series 2011-M1 Class A3 06/25/21	3.763%	1,500,000	1,553,590
Series 2012-M8 Class ASQ2 12/25/19	1.520%	757,576	747,481
Series 2012-M8 Class ASQ3 12/25/19	1.801%	800,000	777,782
Series 2013-M7 Class A2 01/25/23	2.280%	1,878,000	1,747,079
Total Commercial Mortgage-Backed Securities — Agency (Cost: $321,741,766)			319,175,588

Commercial Mortgage-Backed Securities —
Non-Agency 3.0%

A10 Securitization LLC(a)(d) Series 2012-1 Class A 04/15/24	3.492%	1,265,797	1,279,379
Series 2013-1 Class A 11/15/25	2.400%	2,122,000	2,103,127
BB-UBS Trust(a)(d) Series 2012-SHOW Class A 11/05/36	3.430%	2,200,000	2,023,186
Series 2012-TFT Class A 06/05/30	2.892%	2,000,000	1,878,336
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c)(d) Series 2006-3 Class A4 07/10/44	5.889%	1,665,000	1,846,660
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d) Series 2005-3 Class AM 07/10/43	4.727%	1,000,000	1,047,503
Series 2006-5 Class A4 09/10/47	5.414%	775,000	853,048

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Commercial Mortgage Securities(a)(c)(d)(e) CMO IO Series 2007-T26 Class X1 01/12/45	0.088%	82,001,903	474,217
Bear Stearns Commercial Mortgage Securities(c)(d) Series 2004-PWR4 Class A3 06/11/41	5.468%	907,165	932,709
COBALT CMBS Commercial Mortgage Trust Series 2006-C1 Class AM(d) 08/15/48	5.254%	1,600,000	1,675,685
CW Capital Cobalt Ltd.(c)(d)(e) CMO IO Series 2006-C1 Class IO 08/15/48	0.953%	18,212,889	376,296
CW Capital Cobalt Ltd.(d) Series 2006-C1 Class A4 08/15/48	5.223%	1,650,000	1,788,171
Citigroup Commercial Mortgage Trust(a)(d) Series 2013-SMP Class A 01/12/30	2.110%	978,691	980,419
Citigroup Commercial Mortgage Trust(c)(d) Series 2005-C3 Class AM 05/15/43	4.830%	1,230,000	1,283,820
Citigroup Commercial Mortgage Trust(d) Series 2006-C5 Class A4 10/15/49	5.431%	750,000	830,739
Citigroup/Deutsche Bank Commercial Mortgage Trust(a)(c)(d)(e) CMO IO Series 2006-CD2 Class X 01/15/46	0.083%	224,746,478	366,337
CMO IO Series 2007-CD4 Class XC 12/11/49	0.219%	79,832,805	616,549
Citigroup/Deutsche Bank Commercial Mortgage Trust(c)(d) Series 2005-CD1 Class AJ 07/15/44	5.392%	1,000,000	1,046,784
Series 2005-CD1 Class AM 07/15/44	5.392%	875,000	932,781
Commercial Mortgage Asset Trust Series 1999-C1 Class D(c)(d) 01/17/32	7.350%	1,500,000	1,523,881
Commercial Mortgage Pass-Through Certificates(a)(c)(d) Series 2012-MVP Class A 11/17/26	2.139%	499,240	502,591
Commercial Mortgage Pass-Through Certificates(c)(d)(e) CMO IO Series 2012-CR2 Class XA 08/15/45	2.120%	2,636,345	308,792
Commercial Mortgage Trust Series 2013-SFS Class A2(a)(c)(d) 04/12/35	3.086%	624,000	578,090
Credit Suisse First Boston Mortgage Securities Corp.(c)(d) Series 2006-C2 Class A3 03/15/39	5.859%	1,300,000	1,420,277

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage Securities Corp.(d) Series 2005-C3 Class AM 07/15/37	4.730%	1,000,000	1,046,180
DBRR Trust(a)(c)(d) CMO Series 2011-C32 Class A3X1 06/17/49	2.015%	6,000,000	374,887
DBRR Trust(a)(c)(d)(h) Series 2013-EZ2 Class A 02/25/45	0.853%	1,473,145	1,472,644
DBRR Trust(a)(d) Series 2012-EZ1 Class A 09/25/45	0.946%	544,864	545,934
FDIC Structured Sale Guaranteed Notes Series 2010-C1 Class A(a)(d) 12/06/20	2.980%	1,303,994	1,345,337
GE Capital Commercial Mortgage Corp.(c)(d) Series 2005-C1 Class AJ 06/10/48	4.826%	1,700,000	1,757,392
Series 2005-C1 Class B 06/10/48	4.846%	800,000	822,068
GS Mortgage Securities Corp. II(a)(c)(d)(e) CMO IO Series 2006-GG8 Class X 11/10/39	0.798%	21,066,989	330,941
GS Mortgage Securities Corp. II(a)(d) Series 2013-KING Class A 12/10/27	2.706%	1,060,683	1,048,025
Series 2013-NYC5 Class A 04/25/43	2.318%	1,222,000	1,225,639
GS Mortgage Securities Corp. II(c)(d) Series 2004-GG2 Class A6 08/10/38	5.396%	2,100,000	2,163,124
Greenwich Capital Commercial Funding Corp.(c)(d) Series 2006-GG7 Class A4 07/10/38	6.056%	3,000,000	3,325,359
Series 2006-GG7 Class AM 07/10/38	6.056%	300,000	327,795
JPMorgan Chase Commercial Mortgage Securities Corp.(a)(c)(d)(e) CMO IO Series 2010-C2 Class XA 11/15/43	2.116%	10,492,817	850,810
JPMorgan Chase Commercial Mortgage Securities Corp.(c)(d) Series 2004-CB9 Class A4 06/12/41	5.758%	970,557	1,006,151
Series 2005-CB11 Class AJ 08/12/37	5.541%	1,000,000	1,055,051
Series 2006-LDP9 Class A3SF 05/15/47	0.348%	1,000,000	996,556
JPMorgan Chase Commercial Mortgage Securities Corp.(c)(d)(e) CMO IO Series 2006-CB15 Class X1 06/12/43	0.155%	82,054,157	584,488
JPMorgan Chase Commercial Mortgage Securities Corp.(d) Series 2004-CB8 Class A4 01/12/39	4.404%	959,919	974,412
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-CB16 Class A4 05/12/45	5.552%	990,325	1,091,842
LB-UBS Commercial Mortgage Trust(a)(c)(d)(e) CMO IO Series 2006-C1 Class XCL 02/15/41	0.532%	46,072,793	400,787
LB-UBS Commercial Mortgage Trust(d) Series 2004-C2 Class A4 03/15/36	4.367%	1,281,000	1,303,382
Series 2007-C1 Class AM 02/15/40	5.455%	250,000	271,855
Series 2007-C2 Class A3 02/15/40	5.430%	1,000,000	1,096,875
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ(c)(d) 01/12/44	5.528%	1,000,000	1,066,799
Merrill Lynch/Countrywide Commercial Mortgage Trust(a)(c)(d)(e) CMO IO Series 2006-4 Class XC 12/12/49	0.228%	22,155,180	270,869
Merrill Lynch/Countrywide Commercial Mortgage Trust(d) Series 2007-9 Class A4 09/12/49	5.700%	585,000	655,205
Morgan Stanley Capital I, Inc.(a)(c)(d)(e) CMO IO Series 2006-IQ12 Class X1 12/15/43	0.195%	45,714,317	625,372
CMO IO Series 2006-T21 Class X 10/12/52	0.334%	88,575,227	594,605
CMO IO Series 2007-HQ11 Class X 02/12/44	0.400%	77,471,893	424,004
Morgan Stanley Capital I, Inc.(d) Series 2004-HQ4 Class A7 04/14/40	4.970%	1,949,271	1,998,025
Morgan Stanley Re-Remic Trust(a)(d) Series 2009-IO Class A2 07/17/56	5.000%	330,608	331,435
Series 2010-HQ4B Class A7A 04/16/40	4.970%	2,420,645	2,477,397
Series 2011-IO Class A 03/23/51	2.500%	1,036,760	1,046,153
NCUA Guaranteed Notes Trust Series 2010-C1 Class A2(d) 10/29/20	2.900%	1,000,000	1,043,753
NCUA Guaranteed Notes Series 2010-C1 Class APT(d) 10/29/20	2.650%	5,351,183	5,529,287
NorthStar Mortgage Trust Series 2012-1 Class A(a)(c)(d) 05/25/15	1.393%	1,999,342	1,993,122
RBS Commercial Funding, Inc.Trust Series 2013-SMV Class A(a)(d) 03/11/31	3.260%	797,000	737,425

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCMC LLC Series 2012-CRE1 Class A(a)(d) 11/15/44	5.623%	1,752,732	1,748,450
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class A4(d) 04/10/46	3.244%	857,000	815,719
VNO Mortgage Trust Series 2012-6AVE Class A(a)(d) 11/15/30	2.996%	1,165,409	1,086,405
WF-RBS Commercial Mortgage Trust(a)(d) Series 2011-C3 Class A4 03/15/44	4.375%	1,200,000	1,262,949
WF-RBS Commercial Mortgage Trust(d) Series 2012-C6 Class A4 04/15/45	3.440%	960,000	950,196
Wachovia Bank Commercial Mortgage Trust(a)(c)(d)(e) CMO IO Series 2004-C12 Class IO 07/15/41	0.039%	223,484,666	223,261
CMO IO Series 2006-C24 Class XC 03/15/45	0.276%	139,864,894	563,935
Wachovia Bank Commercial Mortgage Trust(c)(d) Series 2003-C9 Class A4 12/15/35	5.012%	1,567,664	1,579,442
Series 2004-C11 Class A5 01/15/41	5.215%	1,255,187	1,278,163
Wells Fargo Commercial Mortgage Trust Series 2013-120B Class A(a)(c)(d) 04/15/45	2.800%	2,000,000	1,897,456
Wells Fargo Re-Remic Trust Series 2012-IO Class A(a)(d) 08/20/21	1.750%	3,107,120	3,108,985
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $86,050,569)			85,395,323

Asset-Backed Securities — Non-Agency 4.3%

Academic Loan Funding Trust Series 2012-1A Class A1(a)(c) 12/27/22	0.993%	1,058,447	1,064,410
Ally Auto Receivables Trust Series 2010-3 Class A3 10/15/14	1.110%	8,869	8,871
Series 2010-3 Class A4 08/17/15	1.550%	536,000	538,676
Series 2011-1 Class A3 01/15/15	1.380%	83,558	83,656
Series 2012-1 Class A3 02/16/16	0.930%	709,000	710,702

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-3 Class A2 01/15/15	0.700%	1,983,424	1,984,596
Series 2012-3 Class A3 08/15/16	0.850%	1,040,000	1,043,095
Series 2012-4 Class A2 05/15/15	0.480%	972,089	972,078
AmeriCredit Automobile Receivables Trust Series 2010-3 Class A3 04/08/15	1.140%	67,870	67,967
Series 2011-1 Class A3 09/08/15	1.390%	133,300	133,481
Series 2011-4 Class A3 05/09/16	1.170%	943,000	945,546
Series 2012-2 Class A2 10/08/15	0.760%	307,954	307,784
Series 2012-2 Class A3 10/11/16	1.050%	246,000	247,046
Series 2012-3 Class A2 12/08/15	0.710%	716,498	716,798
Series 2012-3 Class A3 01/09/17	0.960%	622,000	623,601
Series 2012-4 Class A2 04/08/16	0.490%	631,503	630,371
Series 2012-5 Class A2 01/08/16	0.510%	966,498	966,034
Series 2012-5 Class A3 06/08/17	0.620%	387,000	386,226
Series 2013-1 Class A2 06/08/16	0.490%	458,000	457,598
Series 2013-1 Class A3 10/10/17	0.610%	119,000	118,552
American Credit Acceptance Receivables Trust(a) Series 2012-1 Class A2 10/15/15	3.040%	285,886	287,367
Series 2012-2 Class A 07/15/16	1.890%	1,242,176	1,245,649
Series 2012-3 Class A 11/15/16	1.640%	1,009,734	1,011,081
Series 2013-1 Class A 04/16/18	1.450%	2,439,733	2,437,142
Asset-Backed Funding Certificates Series 2005-AG1 Class A4(c) 06/25/35	5.010%	985,965	998,336
BXG Receivables Note Trust Series 2012-A Class A(a) 12/02/27	2.660%	972,088	963,194
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A(c) 12/25/33	0.643%	857,734	837,686
CFC LLC Series 2013-1A Class A(a) 07/17/17	1.650%	1,407,283	1,403,913
CNH Equipment Trust Series 2010-C Class A3 05/15/15	1.170%	202,167	202,359

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-A Class A2 07/15/15	0.650%	2,050	2,051
Series 2012-A Class A3 05/15/17	0.940%	1,117,000	1,120,539
CPS Auto Receivables Trust(a) Series 2011-B Class A 09/17/18	3.680%	1,382,305	1,418,443
Series 2011-C Class A 03/15/19	4.210%	700,064	724,558
Series 2012-A Class A 06/17/19	2.780%	385,796	394,094
Series 2012-B Class A 09/16/19	2.520%	2,330,311	2,356,245
Series 2012-C Class A 12/16/19	1.820%	1,233,876	1,239,632
Series 2012-D Class A 03/16/20	1.480%	554,903	552,248
CPS Auto Trust Series 2013-A Class A(a) 06/15/20	1.310%	843,454	838,888
California Republic Auto Receivables Trust Series 2012-1 Class A(a) 08/15/17	1.180%	1,303,183	1,305,153
CarNow Auto Receivables Trust(a) Series 2012-1A Class A 01/15/15	2.090%	38,833	38,868
Series 2013-1A Class A 10/16/17	1.160%	1,057,000	1,056,684
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-5 Class 1A4 02/25/30	4.396%	309,950	310,326
Chase Funding Mortgage Loan Asset-Backed Certificates(c) Series 2003-2 Class 2A2 02/25/33	0.753%	698,614	705,539
Series 2003-4 Class 1A5 05/25/33	5.416%	887,600	933,111
Series 2003-6 Class 1A5 11/25/34	5.350%	750,000	737,066
Concord Funding Co. LLC(a) Series 2012-2 Class A 01/15/17	3.145%	2,600,000	2,600,000
Series 2013-1 Class A 02/15/15	2.420%	1,400,000	1,372,000
Conix Mortgage Asset Trust Series 2013-1 Class A(a)(c) 12/25/47	4.704%	1,837,899	1,813,203
Credit Acceptance Auto Loan Trust(a) Series 2011-1 Class A 03/15/19	2.610%	1,175,000	1,187,235
Series 2012-1A Class A 09/16/19	2.200%	923,000	934,735
Series 2012-2A Class A 03/15/20	1.520%	1,210,000	1,212,471

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2(a)(c) 01/25/43	5.150%	422,351	433,722
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3(a)(c) 06/25/50	4.021%	800,000	776,087
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(a)(c) 04/26/37	0.323%	264,928	263,020
Exeter Automobile Receivables Trust(a) Series 2012-2A Class A 06/15/17	1.300%	997,948	1,001,769
Series 2013-1A Class A 10/16/17	1.290%	711,544	708,759
First Investors Auto Owner Trust(a) Series 2012-2A Class A2 05/15/18	1.470%	788,543	792,923
Series 2013-1A Class A2 10/15/18	0.900%	769,997	768,810
Flagship Credit Auto Trust(a) Series 2012-1 Class A 01/15/15	1.860%	67,332	67,371
Series 2013-1 Class A 04/16/18	1.320%	2,008,218	2,004,195
HLSS Servicer Advance Receivables Backed Notes(a) Series 2012-T2 Class A1 10/15/43	1.340%	2,323,000	2,326,611
Series 2012-T2 Class A2 10/15/45	1.990%	1,460,000	1,487,151
Series 2013-T1 Class A1 01/15/44	0.898%	1,607,000	1,609,289
Series 2013-T1 Class A2 01/16/46	1.495%	1,197,000	1,204,568
Series 2013-T1 Class B2 01/16/46	1.744%	435,000	436,662
Series 2013-T2 Class A2 05/16/44	1.147%	1,163,000	1,161,758
Honda Auto Receivables Owner Trust Series 2012-2 Class A3 02/16/16	0.700%	440,000	440,701
Huntington Auto Trust Series 2012-1 Class A3 09/15/16	0.810%	577,000	578,475
Huntington Auto Trust(a) Series 2011-1A Class A3 01/15/16	1.010%	381,946	383,042
Series 2011-1A Class A4 11/15/16	1.310%	800,000	808,463
Hyundai Auto Receivables Trust Series 2011-A Class A3 04/15/15	1.160%	143,335	143,609
Series 2011-A Class A4 12/15/15	1.780%	520,000	525,391

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kondaur Mortgage Asset Trust Series 2013-1 Class A(a)(c)(g) 08/25/52	4.458%	2,500,000	2,500,000
LAI Vehicle Lease Securitization Trust Series 2010-A Class A(a) 09/15/16	2.550%	108,864	108,843
LV Tower 52 LLC Series 2013-1 Class A 12/31/49	5.500%	2,800,000	2,800,000
Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3(a)(c) 07/25/34	0.543%	732,321	722,207
MMCA Automobile Trust Series 2012-A Class A4(a) 08/15/17	1.570%	2,000,000	2,030,122
Macquarie Equipment Funding Trust Series 2012-A Class A2(a) 04/20/15	0.610%	2,800,000	2,800,404
Madison Avenue Manufactured Housing Contract Series 2002-A Class M2(c) 03/25/32	2.443%	1,112,312	1,111,763
Mid-State Trust(a) Series 2006-1 Class M1 10/15/40	6.083%	1,724,906	1,710,936
Series 2010-1 Class M 12/15/45	5.250%	1,703,056	1,770,654
NCUA Guaranteed Notes CMO Series 2010-A1 Class A(c) 12/07/20	0.543%	289,347	290,158
Nationstar Agency Advance Funding Trust(a) Series 2013-T1A Class AT1 02/15/45	0.997%	843,000	834,992
Series 2013-T2A Class AT2 02/18/48	1.892%	396,000	382,338
New York Mortgage Trust Series 2012-RP1A Class NOTE(a)(c) 12/25/17	4.250%	2,500,000	2,500,000
Newcastle Investment Trust Series 2011-MH1 Class A(a) 12/10/33	2.450%	267,386	267,118
Nissan Auto Receivables Owner Trust Series 2012-A Class A3 05/16/16	0.730%	517,000	517,933
Series 2012-A Class A4 07/16/18	1.000%	333,000	334,267
Park Place Securities, Inc. Series 2004-MCW1 Class M1(c) 10/25/34	1.131%	1,397,713	1,357,191
Progreso Receivables Funding I LLC Series 2013A Class A(g) 07/09/18	4.000%	1,500,000	1,481,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RASC Trust Series 2005-KS Class A3(c) 10/25/35	0.563%	335,872	330,875
RFA 08/06/18	6.250%	1,275,782	1,275,782
RFA(a) 09/05/18	5.750%	987,113	987,113
Residential Asset Mortgage Products, Inc.(c) Series 2004-RS6 Class AI4 05/25/32	5.457%	32,320	32,260
Series 2005-EFC5 Class A3 10/25/35	0.533%	1,100,000	1,071,554
Series 2005-RZ4 Class A2 11/25/35	0.453%	192,953	190,907
Series 2006-RZ1 Class A3 03/25/36	0.493%	2,300,000	2,139,147
SNAAC Auto Receivables Trust(a) Series 2012-1A Class A 06/15/16	1.780%	251,265	250,983
Series 2013-1A Class A 07/16/18	1.140%	617,313	616,763
Santander Drive Auto Receivables Trust Series 2011-1 Class B 11/16/15	2.350%	800,000	806,599
Series 2012-1 Class A2 04/15/15	1.250%	318,020	318,398
Series 2012-1 Class A3 10/15/15	1.490%	411,000	412,938
Series 2012-2 Class A2 05/15/15	0.910%	244,499	244,659
Series 2012-2 Class A3 12/15/15	1.220%	427,000	428,644
Series 2012-5 Class A2 12/15/15	0.570%	198,840	198,775
Series 2012-5 Class A3 12/15/16	0.830%	240,000	240,234
Santander Drive Auto Receivables Trust(a) Series 2010A Class A4 06/15/17	2.390%	800,000	811,268
Series 2011-S2A Class B 06/15/17	2.060%	135,369	135,783
Series 2011-S2A Class D 06/15/17	3.350%	526,714	529,347
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6(c) 06/25/33	4.795%	54,189	55,083
Springleaf Funding Trust(a) Series 2013-AA Class A 09/15/21	2.580%	4,000,000	3,980,000
Series 2013-BA Class A 01/16/23	3.920%	3,000,000	2,985,000
Series 2013-BA Class B 01/16/23	4.820%	1,500,000	1,478,550

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stanwich Mortgage Loan Trust(a) Series 2012-NPL4 Class A 09/15/42	2.981%	2,117,552	2,117,550
Series 2012-NPL5 Class A 10/18/42	2.981%	3,433,068	3,436,844
Series 2013-NPL1 Class A 02/16/43	2.981%	3,263,460	3,263,457
Structured Asset Investment Loan Trust Series 2005-5 Class A9(c) 06/25/35	0.463%	182,959	182,698
Structured Asset Securities Corp. CMO Series 2004-5H Class A4 12/25/33	5.540%	1,364,204	1,403,301
Structured Asset Securities Corp.(c) Series 2004-6XS Class A5B (AMBAC) 03/25/34	5.550%	953,241	958,659
Series 2005-NC1 Class A11 02/25/35	4.690%	1,680,490	1,669,231
Trafigura Securitisation Finance PLC Series 2012-1A Class A(a)(c) 10/15/15	2.593%	2,197,000	2,223,290
United Auto Credit Securitization Trust Series 2012-1 Class A2(a) 03/16/15	1.100%	524,462	524,778
Westgate Resorts LLC(a) Series 2012-1 Class A 09/20/25	4.500%	1,408,713	1,445,692
Series 2012-2A Class A 01/20/25	3.000%	1,574,278	1,593,957
Series 2012-3A Class A 03/20/25	2.500%	1,076,228	1,083,291
Westlake Automobile Receivables Trust Series 2011-1A Class A3(a) 06/16/14	1.490%	42,914	42,933
Total Asset-Backed Securities — Non-Agency (Cost: $124,065,210)			125,155,799

Inflation-Indexed Bonds 0.5%

United States 0.5%
U.S. Treasury Inflation-Indexed Bond 01/15/14	2.000%	1,258,460	1,276,051
04/15/14	1.250%	4,944,375	5,012,294
04/15/15	0.500%	5,901,445	6,048,972
04/15/16	0.125%	1,053,460	1,080,619
01/15/29	2.500%	1,083,050	1,335,974
Total			14,753,910
Total Inflation-Indexed Bonds (Cost: $14,824,893)			14,753,910

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

U.S. Treasury Obligations 20.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 07/31/13	3.375%	2,000,000	2,005,748
08/15/13	4.250%	1,000,000	1,005,348
10/15/13	0.500%	2,000,000	2,002,266
10/31/13	0.250%	1,500,000	1,500,762
01/31/14	1.750%	1,500,000	1,514,180
02/28/14	1.875%	4,400,000	4,450,358
04/30/14	1.875%	4,000,000	4,056,248
07/31/14	2.625%	20,500,000	21,035,726
09/30/14	2.375%	16,500,000	16,942,213
10/31/14	2.375%	22,000,000	22,627,352
12/31/14	2.625%	4,000,000	4,141,875
01/31/15	2.250%	30,430,000	31,377,377
02/15/15	4.000%	1,800,000	1,907,860
02/15/15	11.250%	4,200,000	4,943,530
03/31/15	2.500%	570,000	591,709
05/15/15	4.125%	8,050,000	8,617,903
04/30/16	2.625%	4,000,000	4,224,064
12/31/16	3.250%	57,450,000	62,167,162
01/31/17	3.125%	15,000,000	16,181,250
03/31/17	3.250%	5,000,000	5,420,310
08/15/17	4.750%	12,745,000	14,628,864
08/15/17	8.875%	7,215,000	9,493,923
11/15/17	4.250%	1,000,000	1,131,250
02/15/18	3.500%	6,000,000	6,602,346
08/31/18	1.500%	6,000,000	6,016,872
11/30/18	1.375%	21,200,000	21,054,250
05/15/19	3.125%	7,151,000	7,760,508
11/15/19	3.375%	2,000,000	2,200,624
02/15/20	8.500%	500,000	711,367
05/15/20	3.500%	8,000,000	8,850,624
08/15/20	2.625%	5,650,000	5,904,250
08/15/20	8.750%	28,500,000	41,592,187
11/15/20	2.625%	2,500,000	2,604,882
02/15/21	3.625%	14,600,000	16,227,666
05/15/21	3.125%	7,000,000	7,516,796
02/15/22	2.000%	1,000,000	978,047
02/15/27	6.625%	1,000,000	1,424,062
08/15/27	6.375%	3,000,000	4,200,000
08/15/28	5.500%	14,700,000	19,128,375
08/15/29	6.125%	5,250,000	7,303,243
02/15/31	5.375%	1,100,000	1,432,922
02/15/36	4.500%	11,100,000	13,217,669
02/15/37	4.750%	3,500,000	4,318,125
05/15/37	5.000%	5,200,000	6,637,311
02/15/38	4.375%	500,000	585,469
05/15/38	4.500%	2,100,000	2,505,562
U.S. Treasury(b) STRIPS 02/15/14	0.000%	1,000,000	999,304
08/15/16	0.000%	6,000,000	5,862,486
11/15/16	0.000%	6,000,000	5,832,186
02/15/20	0.000%	4,000,000	3,527,560
05/15/20	0.000%	40,736,000	35,583,466
08/15/20	0.000%	10,000,000	8,654,660
11/15/20	0.000%	11,445,000	9,817,109
02/15/21	0.000%	10,855,000	9,201,447
05/15/21	0.000%	16,800,000	14,108,808

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/21	0.000%	750,000	622,664
11/15/21	0.000%	5,900,000	4,847,800
02/15/22	0.000%	1,000,000	813,660
05/15/23	0.000%	1,000,000	771,207
08/15/24	0.000%	1,000,000	727,856
02/15/26	0.000%	500,000	339,552
08/15/26	0.000%	1,452,000	962,750
11/15/26	0.000%	9,000,000	5,897,583
02/15/27	0.000%	15,200,000	9,849,570
08/15/27	0.000%	2,800,000	1,771,762
11/15/27	0.000%	9,100,000	5,696,036
02/15/28	0.000%	7,250,000	4,483,124
05/15/28	0.000%	1,000,000	611,598
08/15/28	0.000%	500,000	302,472
11/15/28	0.000%	1,700,000	1,016,891
02/15/29	0.000%	3,665,000	2,167,547
08/15/29	0.000%	5,400,000	3,128,247
11/15/29	0.000%	1,600,000	917,006
02/15/30	0.000%	3,350,000	1,900,465
05/15/30	0.000%	1,500,000	841,775
08/15/30	0.000%	1,800,000	999,247
11/15/30	0.000%	2,500,000	1,372,448
05/15/31	0.000%	3,600,000	1,935,522
11/15/31	0.000%	1,000,000	526,154
02/15/32	0.000%	4,200,000	2,187,020
05/15/32	0.000%	4,500,000	2,319,138
11/15/32	0.000%	5,450,000	2,753,013
05/15/33	0.000%	5,425,000	2,685,945
08/15/33	0.000%	4,000,000	1,960,460
11/15/33	0.000%	4,400,000	2,133,424
02/15/34	0.000%	2,400,000	1,152,461
05/15/34	0.000%	400,000	189,967
08/15/34	0.000%	2,375,000	1,117,449
11/15/34	0.000%	1,850,000	861,797
02/15/35	0.000%	5,250,000	2,421,310
05/15/35	0.000%	3,050,000	1,392,038
Total U.S. Treasury Obligations (Cost: $591,634,252)			598,004,419

U.S. Government & Agency Obligations 8.4%

Federal Farm Credit Banks 11/15/18	5.125%	5,164,000	6,007,286
Federal Home Loan Banks 07/15/36	5.500%	2,000,000	2,458,980
Federal Home Loan Mortgage Corp. 04/29/14	1.350%	2,000,000	2,018,678
04/18/16	5.250%	2,000,000	2,251,358
08/23/17	5.500%	22,500,000	26,253,337
11/17/17	5.125%	58,000,000	67,060,644
Federal National Mortgage Association 09/15/16	5.250%	10,000,000	11,380,570
05/11/17	5.000%	4,200,000	4,793,326
06/12/17	5.375%	23,000,000	26,619,924

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

U.S. Government & Agency Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b) 07/05/14	0.000%	2,000,000	1,988,330
06/01/17	0.000%	10,000,000	9,458,450
STRIPS 11/15/21	0.000%	1,750,000	1,369,676
05/15/30	0.000%	3,750,000	1,912,485
Financing Corp.(b) 04/05/19	0.000%	1,000,000	882,994
STRIPS 05/11/18	0.000%	3,600,000	3,310,668
Israel Government AID Bond U.S. Government Guaranteed 09/18/33	5.500%	1,000,000	1,214,796
Israel Government AID Bond(b) 02/15/22	0.000%	3,500,000	2,748,235
U.S. Government Guaranteed 03/15/19	0.000%	2,500,000	2,245,608
11/01/24	0.000%	1,850,000	1,246,752
Residual Funding Corp.(b) STRIPS 10/15/19	0.000%	14,600,000	12,813,091
07/15/20	0.000%	33,200,000	28,368,935
10/15/20	0.000%	4,500,000	3,803,040
01/15/21	0.000%	2,000,000	1,671,324
Tennessee Valley Authority Senior Unsecured 07/18/17	5.500%	11,000,000	12,755,446
04/01/36	5.880%	500,000	619,974
09/15/39	5.250%	2,370,000	2,666,551
Tennessee Valley Authority(b) STRIPS 11/01/25	0.000%	8,500,000	5,347,427
06/15/35	0.000%	750,000	292,640
Total U.S. Government & Agency Obligations (Cost: $237,860,055)			243,560,525

Foreign Government Obligations 1.5%

Australia 0.1%
Australia and New Zealand Banking Group Ltd.(a) 11/23/16	2.400%	1,119,000	1,158,053
Commonwealth Bank of Australia(a) 03/16/17	2.250%	325,000	333,925
National Australia Bank Ltd.(a) 06/20/17	2.000%	875,000	887,250
Westpac Banking Corp.(a) 11/28/16	2.450%	600,000	622,020
05/30/18	1.375%	600,000	579,811
Total			3,581,059

Foreign Government Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.1%
Petrobras International Finance Co. 03/15/19	7.875%	790,000	913,527
01/27/21	5.375%	630,000	637,256
01/27/41	6.750%	575,000	574,460
Total			2,125,243
Canada 0.6%
Bank of Montreal(a) 10/31/14	1.300%	1,037,000	1,046,877
CDP Financial, Inc.(a) 11/25/19	4.400%	1,000,000	1,100,273
Caisse Centrale Desjardins du Quebec(a) 03/24/16	2.550%	1,452,000	1,511,822
Hydro-Quebec 02/01/21	9.400%	750,000	1,055,833
01/15/22	8.400%	1,295,000	1,759,799
Province of Ontario Senior Unsecured 05/26/15	0.950%	2,715,000	2,732,292
06/16/15	2.700%	1,840,000	1,913,008
Province of Quebec 01/30/26	6.350%	440,000	555,592
Royal Bank of Canada 09/19/17	1.200%	3,820,000	3,727,021
Toronto-Dominion Bank (The)(a) 07/29/15	2.200%	2,500,000	2,577,307
Total			17,979,824
Israel 0.4%
Israel Government AID Bond(b) 08/15/20	0.000%	2,500,000	2,114,247
U.S. Government Guaranteed 11/15/19	0.000%	1,501,000	1,312,470
02/15/20	0.000%	6,000,000	5,188,956
02/15/25	0.000%	2,250,000	1,490,456
11/15/26	0.000%	1,500,000	905,735
Total			11,011,864
Mexico —%
Mexico Government International Bond Senior Unsecured 03/08/44	4.750%	1,090,000	970,100
10/12/10	5.750%	458,000	417,925
Total			1,388,025
Norway 0.1%
Statoil ASA 01/15/18	6.700%	50,000	59,866
04/15/19	5.250%	880,000	1,017,079

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Foreign Government Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/24	2.650%	1,750,000	1,622,957
09/23/27	7.250%	400,000	526,647
Total			3,226,549
Sweden 0.1%
Stadshypotek AB(a) 10/02/19	1.875%	1,500,000	1,434,450
United Kingdom 0.1%
Barclays Bank PLC(a) 05/10/17	2.250%	343,000	352,271
HSBC Bank PLC(a) 07/07/14	1.625%	1,364,000	1,379,437
Total			1,731,708
Virgin Islands —%
State Grid Overseas Investment 2013 Ltd.(a) 05/22/18	1.750%	377,000	361,330
Total Foreign Government Obligations (Cost: $43,279,633)			42,840,052

Municipal Bonds 0.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010 02/15/50	7.499%	1,265,000	1,576,025
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009 05/15/39	6.582%	420,000	509,225

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010 03/15/40	5.600%	415,000	462,638
Ohio State University (The) Revenue Bonds Taxable Series 2011A 06/01/11	4.800%	1,514,000	1,326,052
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010 11/01/40	5.647%	835,000	929,706
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009 10/01/39	7.300%	295,000	383,152
Total Municipal Bonds (Cost: $4,998,375)			5,186,798

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(i)(j)	32,100,687	32,100,687
Total Money Market Funds (Cost: $32,100,687)		32,100,687
Total Investments (Cost: $2,861,204,143)		2,894,067,623
Other Assets & Liabilities, Net		2,574,657
Net Assets		2,896,642,280

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $320,807,775 or 11.08% of net assets.

(b)  Zero coupon bond.

(c)  Variable rate security.

(d)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(f)  Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)  Represents a security purchased on a when-issued or delayed delivery basis.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $5,578,715, which represents 0.19% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(i)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	68,846,910	264,258,275	(301,004,498)	32,100,687	57,120	32,100,687

Abbreviation Legend

AID    Agency for International Development

AMBAC  Ambac Assurance Corporation

CMO  Collateralized Mortgage Obligation

FDIC  Federal Deposit Insurance Corporation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	1,498,093	1,428,102	2,926,195
All Other Industries	—	438,448,728	—	438,448,728
Residential Mortgage-Backed Securities — Agency	—	759,274,814	23,539,133	782,813,947
Residential Mortgage-Backed Securities — Non-Agency	—	169,379,612	34,326,040	203,705,652
Commercial Mortgage-Backed Securities — Agency	—	319,175,588	—	319,175,588
Commercial Mortgage-Backed Securities — Non-Agency	—	78,515,285	6,880,038	85,395,323
Asset-Backed Securities — Non-Agency	—	94,704,376	30,451,423	125,155,799
Inflation-Indexed Bonds	—	14,753,910	—	14,753,910
U.S. Treasury Obligations	430,740,438	167,263,981	—	598,004,419
U.S. Government & Agency Obligations	—	243,560,525	—	243,560,525
Foreign Government Obligations	—	42,840,052	—	42,840,052
Municipal Bonds	—	5,186,798	—	5,186,798
Total Bonds	430,740,438	2,334,601,762	96,624,736	2,861,966,936
Other
Money Market Funds	32,100,687	—	—	32,100,687
Total Other	32,100,687	—	—	32,100,687
Total	462,841,125	2,334,601,762	96,624,736	2,894,067,623

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Agency ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of December 31, 2012	1,452,576	31,268,874	38,985,250	10,315,731	19,413,923	101,436,354
Accrued discounts/premiums	(2,348)	(407)	(24,539)	(57,778)	(812)	(85,884)
Realized gain (loss)	—	—	6,038	3,803	—	9,841
Change in unrealized appreciation (depreciation)(a)	11,338	(426,914)	47,650	(52,452)	(96,199)	(516,577)
Sales	(33,464)	6,001,874	(6,213,401)	(2,932,525)	(4,052,102)	(7,229,618)
Purchases	—	(6,587,607)	13,512,405	1,499,337	18,406,583	26,830,718
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	(6,716,687)	(11,987,363)	(1,896,078)	(3,219,970)	(23,820,098)
Balance as of June 30, 2013	1,428,102	23,539,133	34,326,040	6,880,038	30,451,423	96,624,736

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $(506,576), which is comprised of:

Corporate Bonds & Notes	$11,338
Residential Mortgage Backed Securities — Agency	(426,758)
Residential Mortgage Backed Securities — Non-Agency	57,495
Commercial Mortgage Backed Securities — Non-Agency	(52,452)
Asset-Backed Securities — Non-Agency	(96,199)
Total change in unrealized appreciation (depreciation)	$(506,576)

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.7%

Issuer	Shares	Value ($)
Consumer Discretionary 18.8%
Hotels, Restaurants & Leisure 4.1%
Chipotle Mexican Grill, Inc.(a)	13,976	5,092,156
Panera Bread Co., Class A(a)	77,301	14,373,348
Starwood Hotels & Resorts Worldwide, Inc.	168,099	10,622,176
Tim Hortons, Inc.	232,127	12,565,034
Total		42,652,714
Multiline Retail 2.3%
Dollar Tree, Inc.(a)	417,024	21,201,500
Nordstrom, Inc.	53,895	3,230,466
Total		24,431,966
Specialty Retail 9.7%
Bed Bath & Beyond, Inc.(a)	144,617	10,253,345
Dick's Sporting Goods, Inc.	175,848	8,802,951
GNC Holdings, Inc., Class A	134,251	5,935,237
L Brands, Inc.	272,070	13,399,447
O'Reilly Automotive, Inc.(a)	123,038	13,856,540
PetSmart, Inc.	113,619	7,611,337
Ross Stores, Inc.	278,153	18,027,096
Tractor Supply Co.	50,193	5,903,199
Ulta Salon Cosmetics & Fragrance, Inc.(a)	87,027	8,716,624
Urban Outfitters, Inc.(a)	209,054	8,408,152
Total		100,913,928
Textiles, Apparel & Luxury Goods 2.7%
Michael Kors Holdings Ltd.(a)	107,105	6,642,652
PVH Corp.	175,625	21,961,906
Total		28,604,558
Total Consumer Discretionary		196,603,166
Consumer Staples 5.8%
Food & Staples Retailing 1.0%
Whole Foods Market, Inc.	195,096	10,043,542
Food Products 2.3%
Hain Celestial Group, Inc. (The)(a)	201,966	13,121,731
Mead Johnson Nutrition Co.	140,434	11,126,586
Total		24,248,317
Household Products 1.5%
Church & Dwight Co., Inc.	253,392	15,636,820

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 1.0%
Herbalife Ltd.	229,422	10,356,109
Total Consumer Staples		60,284,788
Energy 7.3%
Energy Equipment & Services 2.2%
Cameron International Corp.(a)	258,328	15,799,341
Core Laboratories NV	47,468	7,198,997
Total		22,998,338
Oil, Gas & Consumable Fuels 5.1%
Cobalt International Energy, Inc.(a)	182,896	4,859,547
Concho Resources, Inc.(a)	156,568	13,107,873
Denbury Resources, Inc.(a)	839,792	14,545,197
Noble Energy, Inc.	248,546	14,922,702
Whiting Petroleum Corp.(a)	137,289	6,327,650
Total		53,762,969
Total Energy		76,761,307
Financials 5.4%
Capital Markets 1.4%
Eaton Vance Corp.	263,118	9,890,606
T. Rowe Price Group, Inc.	64,489	4,717,370
Total		14,607,976
Commercial Banks 1.3%
First Republic Bank	365,402	14,060,669
Insurance 1.0%
WR Berkley Corp.	252,484	10,316,497
Real Estate Investment Trusts (REITs) 1.7%
Annaly Capital Management, Inc.	933,085	11,728,878
Starwood Property Trust, Inc.	246,377	6,097,831
Total		17,826,709
Total Financials		56,811,851
Health Care 16.5%
Biotechnology 3.4%
BioMarin Pharmaceutical, Inc.(a)	231,163	12,896,584
Onyx Pharmaceuticals, Inc.(a)	68,743	5,968,267
Quintiles Transnational Holdings, Inc.(a)	35,963	1,530,585
Vertex Pharmaceuticals, Inc.(a)	186,636	14,906,618
Total		35,302,054

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.8%
Hologic, Inc.(a)	424,032	8,183,817
Health Care Providers & Services 6.7%
Catamaran Corp.(a)	213,016	10,378,139
DaVita HealthCare Partners, Inc.(a)	146,357	17,679,926
Henry Schein, Inc.(a)	223,083	21,360,197
Universal Health Services, Inc., Class B	301,697	20,201,631
Total		69,619,893
Health Care Technology 0.5%
Cerner Corp.(a)	56,112	5,391,802
Life Sciences Tools & Services 3.0%
Agilent Technologies, Inc.	301,288	12,883,075
Illumina, Inc.(a)	129,709	9,707,422
Waters Corp.(a)	86,464	8,650,723
Total		31,241,220
Pharmaceuticals 2.1%
Perrigo Co.	81,504	9,861,984
Valeant Pharmaceuticals International, Inc.(a)	146,859	12,641,623
Total		22,503,607
Total Health Care		172,242,393
Industrials 12.9%
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	132,352	7,452,741
Airlines 0.7%
United Continental Holdings, Inc.(a)	234,833	7,347,925
Commercial Services & Supplies 2.2%
Iron Mountain, Inc.	332,227	8,840,561
Stericycle, Inc.(a)	123,710	13,661,295
Total		22,501,856
Electrical Equipment 3.6%
AMETEK, Inc.	441,975	18,695,542
Roper Industries, Inc.	153,700	19,092,614
Total		37,788,156
Machinery 2.6%
IDEX Corp.	302,700	16,288,287
Pall Corp.	159,067	10,566,821
Total		26,855,108

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 1.3%
IHS, Inc., Class A(a)	130,384	13,609,482
Road & Rail 1.0%
Kansas City Southern	99,348	10,526,914
Trading Companies & Distributors 0.8%
WESCO International, Inc.(a)	122,716	8,339,779
Total Industrials		134,421,961
Information Technology 19.0%
Communications Equipment 1.0%
F5 Networks, Inc.(a)	144,578	9,946,966
Computers & Peripherals 0.8%
SanDisk Corp.(a)	145,434	8,886,017
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	224,692	17,512,495
Internet Software & Services 2.8%
Rackspace Hosting, Inc.(a)	221,928	8,408,852
VeriSign, Inc.(a)	467,669	20,886,097
Total		29,294,949
IT Services 3.1%
Alliance Data Systems Corp.(a)	51,386	9,302,408
Gartner, Inc.(a)	198,265	11,299,122
Teradata Corp.(a)	136,497	6,856,244
Vantiv, Inc., Class A(a)	191,606	5,288,326
Total		32,746,100
Semiconductors & Semiconductor Equipment 2.5%
Broadcom Corp., Class A	361,986	12,220,647
Xilinx, Inc.	348,817	13,816,642
Total		26,037,289
Software 7.1%
Activision Blizzard, Inc.	678,442	9,674,583
Adobe Systems, Inc.(a)	399,104	18,183,178
Check Point Software Technologies Ltd.(a)	253,025	12,570,282
Intuit, Inc.	195,175	11,911,530
Red Hat, Inc.(a)	284,510	13,605,268
SolarWinds, Inc.(a)	97,213	3,772,837
Tableau Software, Inc.(a)	3,487	193,250
Ultimate Software Group, Inc.(a)	41,666	4,887,005
Total		74,797,933
Total Information Technology		199,221,749

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 6.4%
Chemicals 5.1%
Airgas, Inc.	122,180	11,663,303
Albemarle Corp.	183,704	11,442,922
Ecolab, Inc.	189,387	16,133,878
FMC Corp.	220,917	13,489,192
Total		52,729,295
Metals & Mining 1.3%
Eldorado Gold Corp.	553,448	3,420,309
Reliance Steel & Aluminum Co.	160,666	10,533,263
Total		13,953,572
Total Materials		66,682,867
Telecommunication Services 5.6%
Diversified Telecommunication Services 0.4%
tw telecom, Inc.(a)	148,455	4,177,524
Wireless Telecommunication Services 5.2%
Crown Castle International Corp.(a)	364,170	26,362,266

Common Stocks (continued)

Issuer	Shares	Value ($)
NII Holdings, Inc.(a)	710,755	4,740,736
SBA Communications Corp., Class A(a)	313,626	23,245,959
Total		54,348,961
Total Telecommunication Services		58,526,485
Total Common Stocks (Cost: $809,372,984)		1,021,556,567
Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	25,526,016	25,526,016
Total Money Market Funds (Cost: $25,526,016)		25,526,016
Total Investments (Cost: $834,899,000)		1,047,082,583
Other Assets & Liabilities, Net		(553,152)
Net Assets		1,046,529,431

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	39,183,051	102,777,878	(116,434,913)	25,526,016	19,565	25,526,016

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	196,603,166	—	—	196,603,166
Consumer Staples	60,284,788	—	—	60,284,788
Energy	76,761,307	—	—	76,761,307
Financials	56,811,851	—	—	56,811,851
Health Care	172,242,393	—	—	172,242,393
Industrials	134,421,961	—	—	134,421,961
Information Technology	199,221,749	—	—	199,221,749
Materials	66,682,867	—	—	66,682,867
Telecommunication Services	58,526,485	—	—	58,526,485
Total Equity Securities	1,021,556,567	—	—	1,021,556,567
Other
Money Market Funds	25,526,016	—	—	25,526,016
Total Other	25,526,016	—	—	25,526,016
Total	1,047,082,583	—	—	1,047,082,583

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — MFS Value Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.8%

Issuer	Shares	Value ($)
Consumer Discretionary 10.9%
Auto Components 1.6%
Delphi Automotive PLC	271,220	13,748,142
Johnson Controls, Inc.	501,275	17,940,632
Total		31,688,774
Automobiles 0.2%
General Motors Co.(a)	134,370	4,475,865
Hotels, Restaurants & Leisure 0.7%
McDonald's Corp.	142,251	14,082,849
Leisure Equipment & Products 0.7%
Hasbro, Inc.	319,261	14,312,471
Media 5.0%
Comcast Corp.	469,740	18,634,586
Omnicom Group, Inc.	383,175	24,090,212
Viacom, Inc., Class B	373,790	25,436,409
Walt Disney Co. (The)	509,358	32,165,958
Total		100,327,165
Multiline Retail 1.9%
Kohl's Corp.	106,900	5,399,519
Target Corp.	466,040	32,091,514
Total		37,491,033
Specialty Retail 0.8%
Advance Auto Parts, Inc.	137,112	11,129,381
Staples, Inc.	304,515	4,829,608
Total		15,958,989
Total Consumer Discretionary		218,337,146
Consumer Staples 14.5%
Beverages 2.7%
Coca-Cola Enterprises, Inc.	189,020	6,645,943
Diageo PLC	1,105,441	31,699,967
Dr. Pepper Snapple Group, Inc.	185,890	8,537,928
PepsiCo, Inc.	85,340	6,979,959
Total		53,863,797
Food & Staples Retailing 1.6%
CVS Caremark Corp.	571,918	32,702,271
Food Products 4.3%
Danone SA	260,507	19,607,938
General Mills, Inc.	633,910	30,763,652
JM Smucker Co. (The)	54,770	5,649,526
Common Stocks (continued)

Issuer	Shares	Value ($)
Kellogg Co.	112,099	7,200,119
Nestlé SA, Registered Shares	370,306	24,299,628
Total		87,520,863
Household Products 0.6%
Procter & Gamble Co. (The)	152,581	11,747,211
Tobacco 5.3%
Altria Group, Inc.	282,574	9,887,264
Lorillard, Inc.	521,110	22,762,085
Philip Morris International, Inc.	853,141	73,899,073
Total		106,548,422
Total Consumer Staples		292,382,564
Energy 6.5%
Oil, Gas & Consumable Fuels 6.5%
Apache Corp.	130,185	10,913,409
Chevron Corp.	299,492	35,441,883
EOG Resources, Inc.	98,225	12,934,268
Exxon Mobil Corp.	462,365	41,774,678
Occidental Petroleum Corp.	337,785	30,140,555
Total		131,204,793
Total Energy		131,204,793
Financials 21.5%
Capital Markets 6.1%
Bank of New York Mellon Corp. (The)	986,796	27,679,628
BlackRock, Inc.	69,547	17,863,147
Franklin Resources, Inc.	108,347	14,737,359
Goldman Sachs Group, Inc. (The)	276,870	41,876,587
State Street Corp.	308,086	20,090,288
Total		122,247,009
Commercial Banks 3.3%
PNC Financial Services Group, Inc. (The)	200,643	14,630,888
Wells Fargo & Co.	1,260,822	52,034,124
Total		66,665,012
Diversified Financial Services 4.8%
JPMorgan Chase & Co.	1,381,923	72,951,715
McGraw Hill Financial, Inc.	160,180	8,519,974
Moody's Corp.	182,870	11,142,269
NASDAQ OMX Group, Inc. (The)	133,527	4,378,351
Total		96,992,309

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — MFS Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 7.3%
ACE Ltd.	248,767	22,259,671
Aon PLC	291,725	18,772,504
Chubb Corp. (The)	158,759	13,438,949
MetLife, Inc.	870,020	39,812,115
Prudential Financial, Inc.	351,536	25,672,674
Travelers Companies, Inc. (The)	322,718	25,791,623
Total		145,747,536
Total Financials		431,651,866
Health Care 14.1%
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	431,118	15,037,396
Becton Dickinson and Co.	41,543	4,105,695
Covidien PLC(b)	95,090	5,439,148
Medtronic, Inc.	454,645	23,400,578
St. Jude Medical, Inc.	360,248	16,438,116
Total		64,420,933
Health Care Providers & Services 1.0%
Express Scripts Holding Co.(a)	177,120	10,926,533
Quest Diagnostics, Inc.	151,050	9,158,161
Total		20,084,694
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	280,562	23,743,962
Pharmaceuticals 8.7%
AbbVie, Inc.	175,478	7,254,260
Johnson & Johnson	845,139	72,563,635
Mallinckrodt PLC(b)	11,886	539,992
Merck & Co., Inc.	378,933	17,601,438
Pfizer, Inc.	2,309,223	64,681,336
Roche Holding AG, Genusschein Shares	48,792	12,110,045
Zoetis, Inc.	20,340	628,303
Total		175,379,009
Total Health Care		283,628,598
Industrials 17.2%
Aerospace & Defense 8.1%
Honeywell International, Inc.	475,195	37,701,971
Lockheed Martin Corp.	623,231	67,595,634

Common Stocks (continued)

Issuer	Shares	Value ($)
Northrop Grumman Corp.	234,300	19,400,040
United Technologies Corp.	413,566	38,436,824
Total		163,134,469
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	370,910	32,076,297
Commercial Services & Supplies 1.0%
Tyco International Ltd.	625,000	20,593,750
Construction & Engineering 0.1%
Fluor Corp.	43,160	2,559,820
Electrical Equipment 0.9%
Eaton Corp. PLC	279,088	18,366,781
Industrial Conglomerates 3.1%
3M Co.	343,608	37,573,535
Danaher Corp.	380,541	24,088,245
Total		61,661,780
Machinery 1.7%
Illinois Tool Works, Inc.	92,180	6,376,091
Pentair Ltd.	141,131	8,141,847
Stanley Black & Decker, Inc.	239,953	18,548,367
Total		33,066,305
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	56,818	5,536,914
Road & Rail 0.4%
Canadian National Railway Co.	90,826	8,834,645
Total Industrials		345,830,761
Information Technology 7.7%
Computers & Peripherals 0.2%
Hewlett-Packard Co.	171,317	4,248,662
IT Services 5.6%
Accenture PLC, Class A	515,824	37,118,695
Fidelity National Information Services, Inc.	73,810	3,162,021
Fiserv, Inc.(a)	111,510	9,747,089
International Business Machines Corp.	210,300	40,190,433
Mastercard, Inc., Class A	14,136	8,121,132
Western Union Co. (The)	866,494	14,825,712
Total		113,165,082
Semiconductors & Semiconductor Equipment 0.7%
Intel Corp.	579,595	14,037,791

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — MFS Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 1.2%
Oracle Corp.	773,327	23,756,605
Total Information Technology		155,208,140
Materials 2.5%
Chemicals 2.5%
Air Products & Chemicals, Inc.	205,145	18,785,128
PPG Industries, Inc.	209,632	30,692,221
Total		49,477,349
Total Materials		49,477,349
Telecommunication Services 3.6%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	907,955	32,141,607
Verizon Communications, Inc.	331,840	16,704,826
Total		48,846,433
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	8,565,786	24,546,779
Total Telecommunication Services		73,393,212
Utilities 0.3%
Electric Utilities 0.1%
PPL Corp.	111,656	3,378,710
Multi-Utilities 0.2%
Public Service Enterprise Group, Inc.	110,618	3,612,784
Total Utilities		6,991,494
Total Common Stocks (Cost: $1,487,444,250)		1,988,105,923

Convertible Preferred Stocks 0.3%

Issuer	Shares	Value ($)
Industrials 0.1%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	36,590	2,171,983
Total Industrials		2,171,983
Utilities 0.2%
Electric Utilities 0.2%
PPL Corp., 9.500%	48,000	2,515,680
Total Utilities		2,515,680
Total Convertible Preferred Stocks (Cost: $4,309,399)		4,687,663

Money Market Funds 0.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(c)(d)	16,784,267	16,784,267
Total Money Market Funds (Cost: $16,784,267)		16,784,267
Total Investments (Cost: $1,508,537,916)		2,009,577,853
Other Assets & Liabilities, Net		2,037,092
Net Assets		2,011,614,945

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,039,074	103,481,935	(106,736,742)	16,784,267	12,191	16,784,267

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — MFS Value Fund

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — MFS Value Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	218,337,146	—	—	218,337,146
Consumer Staples	216,775,031	75,607,533	—	292,382,564
Energy	131,204,793	—	—	131,204,793
Financials	431,651,866	—	—	431,651,866
Health Care	271,518,553	12,110,045	—	283,628,598
Industrials	345,830,761	—	—	345,830,761
Information Technology	155,208,140	—	—	155,208,140
Materials	49,477,349	—	—	49,477,349
Telecommunication Services	48,846,433	24,546,779	—	73,393,212
Utilities	6,991,494	—	—	6,991,494
Convertible Preferred Stocks
Industrials	2,171,982	—	—	2,171,983
Utilities	2,515,680	—	—	2,515,680
Total Equity Securities	1,880,529,228	112,264,357	—	1,992,793,586
Other
Money Market Funds	16,784,267	—	—	16,784,267
Total Other	16,784,267	—	—	16,784,267
Total	1,897,313,495	112,264,357	—	2,009,577,853

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, June 30, 2013.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	2,510,880	2,510,880	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Mondrian International Small Cap Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.8%

Issuer	Shares	Value ($)
Australia 6.2%
Commonwealth Property Office Fund	10,867,544	10,891,596
Monadelphous Group Ltd.	471,392	6,911,668
Shopping Centres Australasia Property Group	3,173,207	4,612,566
Transfield Services Ltd.	2,143,662	1,513,542
Total		23,929,372
Canada 3.4%
CAE, Inc.	57,900	600,636
Morguard Real Estate Investment Trust	120,500	1,867,595
Northern Property Real Estate Investment Trust	117,300	3,057,139
Pason Systems Corp.	280,350	5,096,788
Ritchie Bros. Auctioneers, Inc.	142,000	2,721,993
Total		13,344,151
China 0.5%
AMVIG Holdings Ltd.	5,078,000	1,964,144
Denmark 2.2%
Christian Hansen Holding A/S	249,046	8,520,332
France 9.0%
Boiron SA	68,762	3,580,161
Euler Hermes SA	24,252	2,444,911
Ingenico	75,182	5,002,929
IPSOS	98,324	3,709,345
Medica SA	183,970	3,304,170
Mersen	44,823	973,097
Neopost SA	104,123	6,894,163
Nexans SA	78,503	3,725,084
Rubis SCA	84,857	5,222,034
Total		34,855,894
Germany 12.9%
Bilfinger SE	52,136	4,805,433
ElringKlinger AG	105,071	3,501,393
Fielmann AG	57,200	5,975,615
GFK SE	59,353	3,012,629
MTU Aero Engines AG	71,243	6,861,750
Norma Group AG	166,179	6,010,112
QIAGEN NV(a)	142,371	2,785,839

Common Stocks (continued)

Issuer	Shares	Value ($)
Rational AG	10,330	3,458,303
Symrise AG	344,341	13,937,151
Total		50,348,225
Hong Kong 3.5%
AAC Technologies Holdings, Inc.	767,000	4,303,234
ASM Pacific Technology Ltd.	229,900	2,523,786
Emperor Watch & Jewellery, Ltd.	24,610,000	2,014,266
Haitian International Holdings Ltd.	1,289,000	1,880,732
Pacific Basin Shipping Ltd.	4,858,000	2,746,164
Total		13,468,182
Ireland 1.2%
Glanbia PLC	347,102	4,676,183
Japan 8.8%
Ariake Japan Co., Ltd.	119,300	2,905,152
FCC Co., Ltd.	261,800	6,173,575
Hogy Medical Co., Ltd.	95,400	5,445,016
Horiba Ltd.	100,600	3,669,157
Miraca Holdings, Inc.	92,200	4,236,860
Musashi Seimitsu Industry Co., Ltd.	157,600	3,792,809
Nifco, Inc.	265,200	5,605,977
Taiyo Holdings Co., Ltd.	68,500	2,220,850
Total		34,049,396
Netherlands 2.8%
Koninklijke Boskalis Westminster NV	300,815	10,958,333
New Zealand 1.8%
Auckland International Airport Ltd.	1,490,562	3,428,248
SKYCITY Entertainment Group Ltd.	999,292	3,371,287
Total		6,799,535
Norway 0.4%
Farstad Shipping ASA	81,090	1,601,949
Singapore 11.3%
Ascendas Real Estate Investment Trust	3,150,000	5,520,326
CapitaMall Trust	5,654,000	8,872,337
Ezra Holdings Ltd.(a)	4,512,000	3,308,209
Hyflux Ltd.	2,713,500	2,670,463
SATS Ltd.	2,903,000	7,523,227
SIA Engineering Co., Ltd.	2,263,000	8,998,438

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Mondrian International Small Cap Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
SMRT Corp., Ltd.	1,299,864	1,470,428
StarHub Ltd.	1,737,000	5,711,242
Total		44,074,670
Spain 0.9%
Prosegur Cia de Seguridad SA, Registered Shares	624,195	3,414,541
Sweden 1.1%
AF AB, Class B	166,261	4,211,264
Switzerland 0.7%
Burckhardt Compression Holding AG	6,728	2,678,236
United Kingdom 29.1%
AZ Electronic Materials SA	1,670,074	7,788,983
Bodycote PLC	619,672	4,935,680
Cobham PLC	965,306	3,848,722
Croda International PLC	346,380	13,062,025
De La Rue PLC	502,663	7,384,978
Diploma PLC	568,170	4,843,605
Domino Printing Sciences PLC	552,097	5,239,801
Fenner PLC	574,277	2,677,154
Greene King PLC	364,274	4,290,231
Halma PLC	492,810	3,773,257
Interserve PLC	582,787	4,500,586
Laird PLC	1,325,562	3,573,544

Common Stocks (continued)

Issuer	Shares	Value ($)
Rexam PLC	399,800	2,901,440
Rotork PLC	329,680	13,382,866
Serco Group PLC	458,019	4,307,244
Spectris PLC	184,522	5,351,863
Spirax-Sarco Engineering PLC	134,229	5,501,217
TT electronics PLC	841,367	1,957,905
Ultra Electronics Holdings PLC	235,112	6,124,223
Victrex PLC	330,357	7,735,526
Total		113,180,850
Total Common Stocks (Cost: $311,515,376)		372,075,257
Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	13,882,595	13,882,595
Total Money Market Funds (Cost: $13,882,595)		13,882,595
Total Investments (Cost: $325,397,971)		385,957,852
Other Assets & Liabilities, Net		2,485,359
Net Assets		388,443,211

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	July 31, 2013	14,441,000 (AUD)	14,756,464 (USD)	1,578,478	—
J.P. Morgan Securities, Inc.	July 31, 2013	5,609,000 (NZD)	4,740,430 (USD)	403,060	—
J.P. Morgan Securities, Inc.	July 31, 2013	4,829,063 (USD)	4,907,000 (AUD)	—	(351,231)
Total				1,981,538	(351,231)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Mondrian International Small Cap Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,646,572	21,936,421	(19,700,398)	13,882,595	7,708	13,882,595

Currency Legend

AUD  Australian Dollar

NZD  New Zealand Dollar

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Mondrian International Small Cap Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	41,447,127	—	41,447,127
Consumer Staples	—	7,581,335	—	7,581,335
Energy	5,096,788	4,910,158	—	10,006,946
Financials	4,924,734	32,341,736	—	37,266,470
Health Care	—	19,352,045	—	19,352,045
Industrials	3,322,630	134,231,268	—	137,553,898
Information Technology	—	47,133,246	—	47,133,246
Materials	—	58,130,451	—	58,130,451
Telecommunication Services	—	5,711,242	—	5,711,242
Utilities	—	7,892,497	—	7,892,497
Total Equity Securities	13,344,152	358,731,105	—	372,075,257
Other
Money Market Funds	13,882,595	—	—	13,882,595
Total Other	13,882,595	—	—	13,882,595
Investments in Securities	27,226,747	358,731,105	—	385,957,852
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,981,538	—	1,981,538
Liabilities
Forward Foreign Currency Exchange Contracts	—	(351,231)	—	(351,231)
Total	27,226,747	360,361,412	—	387,588,159

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Mondrian International Small Cap Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.9%

Issuer	Shares	Value ($)
Australia 7.0%
CFS Retail Property Trust	237,226	432,503
Commonwealth Property Office Fund	651,770	653,212
Dexus Property Group	1,875,867	1,829,344
Federation Centres Ltd.	602,324	1,305,428
Goodman Group	731,523	3,252,332
GPT Group	754,072	2,647,790
Investa Office Fund	189,642	503,861
Mirvac Group	1,528,517	2,237,746
Stockland	576,994	1,835,917
Westfield Group	863,025	9,039,007
Westfield Retail Trust	1,386,638	3,921,536
Total		27,658,676
Austria —%
Conwert Immobilien Invest SE	5,427	53,668
Belgium —%
Befimmo SCA Sicafi	1,204	76,098
Cofinimmo	945	103,358
Total		179,456
Brazil 0.7%
BR Malls Participacoes SA	130,960	1,170,884
BR Properties SA	106,110	901,152
Iguatemi Empresa de Shopping Centers SA	78,800	775,516
Total		2,847,552
Canada 2.9%
Amarillo Gold Corp.(a)	42,010	547,244
Boardwalk Real Estate Investment Trust(a)	29,370	1,627,819
Brookfield Office Properties(a)	27,595	684,562
Brookfield Office Properties, Inc.	168,597	2,812,198
Calloway Real Estate Investment Trust(a)	27,443	670,875
Canadian Roxana Resources(a)	12,509	269,401
Extendicare, Inc.	34,480	213,103
First Capital Realty, Inc.	33,900	575,368
RioCan Real Estate Investment Trust	165,050	3,965,783
Total		11,366,353
China 1.5%
Agile Property Holdings Ltd.	558,000	594,535
China Overseas Land & Investment Ltd.	726,000	1,890,107

Common Stocks (continued)

Issuer	Shares	Value ($)
Country Garden Holdings Co.	2,289,288	1,189,676
Guangzhou R&F Properties Co., Ltd., Class H	900,000	1,289,895
Shimao Property Holdings Ltd.	461,000	906,845
Total		5,871,058
Finland 0.2%
Citycon OYJ	8,854	27,512
Sponda OYJ	130,190	613,164
Total		640,676
France 3.4%
Altarea(a)	1,173	190,854
Fonciere Des Regions	10,069	754,675
Gecina SA	8,600	950,510
ICADE	12,398	1,022,683
Klepierre	29,106	1,147,050
Mercialys SA	58,282	1,125,946
Societe de la Tour Eiffel	2,751	162,211
Societe Immobiliere de Location pour l'Industrie et le Commerce	2,395	247,473
Unibail-Rodamco SE	34,501	8,035,462
Total		13,636,864
Germany 0.8%
Alstria Office REIT AG	41,656	455,515
Deutsche Euroshop AG	12,614	501,315
Deutsche Wohnen AG	17,944	304,196
GSW Immobilien AG	6,730	260,064
LEG Immobilien AG(a)	24,866	1,294,673
Prime Office REIT-AG(a)	86,750	402,203
Total		3,217,966
Hong Kong 12.5%
China Resources Land Ltd.	824,000	2,238,683
Hang Lung Properties Ltd.	489,000	1,693,812
Henderson Land Development Co., Ltd.	249,033	1,478,977
Hongkong Land Holdings Ltd.	983,000	6,730,552
Hysan Development Co., Ltd.	736,500	3,179,572
Kerry Properties Ltd.	680,500	2,652,890
Link REIT (The)	773,000	3,793,636
New World Development Co., Ltd.	1,718,592	2,360,623
Sino Land Co., Ltd.	1,384,683	1,936,028

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Sun Hung Kai Properties Ltd.	1,275,278	16,377,176
Swire Properties Ltd.	630,900	1,857,404
Wharf Holdings Ltd.	635,466	5,303,864
Total		49,603,217
Italy 0.2%
Beni Stabili SpA	1,028,402	633,914
Japan 14.6%
Activia Properties, Inc.	162	1,275,279
GLP J-Reit	887	866,429
Japan Real Estate Investment Corp.	225	2,513,421
Japan Retail Fund Investment Corp.	444	927,581
Mitsubishi Estate Co., Ltd.	616,000	16,400,309
Mitsui Fudosan Co., Ltd.	477,000	14,023,823
Nippon Accommodations Fund, Inc.	35	228,691
Nippon Building Fund, Inc.	281	3,254,403
Nippon Prologis REIT, Inc.	228	1,978,413
Nomura Real Estate Holdings, Inc.	13,900	307,047
Nomura Real Estate Master Fund, Inc.(a)	339	336,334
Nomura Real Estate Office Fund, Inc.	35	153,486
NTT Urban Development Corp.	211	258,982
Sumitomo Realty & Development Co., Ltd.	319,000	12,713,456
Tokyo Tatemono Co., Ltd.	171,000	1,422,901
Tokyu Land Corp.	40,000	366,158
United Urban Investment Corp.	392	529,202
Total		57,555,915
Netherlands 0.8%
Corio NV	38,972	1,551,015
Eurocommercial Properties NV	20,454	750,795
VastNed	6,439	264,047
Wereldhave NV	7,621	494,821
Total		3,060,678
Norway 0.1%
Norwegian Property ASA	467,291	592,350
Singapore 3.4%
Ascendas Real Estate Investment Trust	334,000	585,330
CapitaCommercial Trust	346,000	399,147
CapitaLand Ltd.	1,066,000	2,575,437
CapitaMall Trust	636,000	998,020

Common Stocks (continued)

Issuer	Shares	Value ($)
CapitaMalls Asia Ltd.	820,000	1,176,085
City Developments Ltd.	136,000	1,144,129
Global Logistic Properties Ltd.	1,416,000	3,062,907
K-REIT Asia	554,000	564,780
Keppel Land Ltd.	123,000	323,445
Mapletree Commercial Trust	554,000	516,302
Mapletree Greater China Commercial Trust(a)	484,000	359,732
Religare Health Trust	446,000	299,109
Suntec Real Estate Investment Trust	638,000	792,067
UOL Group Ltd.	99,000	523,353
Total		13,319,843
Sweden 0.7%
Atrium Ljungberg AB, Class B	40,674	513,268
Castellum AB	55,420	751,409
Hufvudstaden AB	128,864	1,541,517
Total		2,806,194
Switzerland 0.9%
Mobimo Holding AG	1,268	258,017
PSP Swiss Property AG	27,674	2,396,626
Swiss Prime Site AG	11,015	809,755
Total		3,464,398
United Kingdom 5.6%
Atrium European Real Estate Ltd.	108,341	564,088
Big Yellow Group PLC	30,930	181,326
British Land Co. PLC	417,367	3,595,445
Capital & Counties Properties PLC	108,711	541,181
Capital & Regional PLC(a)	868,486	434,131
Derwent London PLC	35,614	1,244,868
Grainger PLC	131,079	289,299
Great Portland Estates PLC	146,010	1,178,384
Hammerson PLC	394,676	2,926,394
Intu Properties PLC	209,683	996,743
Land Securities Group PLC	322,662	4,333,589
Londonmetric Property PLC	217,664	343,678
LXB Retail Properties PLC(a)	723,304	1,273,376
Quintain Estates & Development PLC(a)	500,900	594,238
Safestore Holdings PLC	561,310	1,060,752
Segro PLC	152,781	648,140

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Shaftesbury PLC	59,385	538,067
St. Modwen Properties PLC	156,520	643,300
Unite Group PLC	160,961	887,988
Total		22,274,987
United States 44.6%
Acadia Realty Trust	36,600	903,654
Alexandria Real Estate Equities, Inc.	21,890	1,438,611
American Campus Communities, Inc.	26,730	1,086,842
Ashford Hospitality Trust, Inc.	88,420	1,012,409
AvalonBay Communities, Inc.	88,368	11,921,727
Blackstone Mortgage Trust, Inc.	20,490	506,103
Boston Properties, Inc.	84,095	8,869,500
Camden Property Trust	48,726	3,368,916
CBL & Associates Properties, Inc.	17,860	382,561
Cole Real Estate Investment, Inc.(a)	21,400	244,816
Cousins Properties, Inc.	89,751	906,485
DCT Industrial Trust, Inc.	366,928	2,623,535
DDR Corp.	58,080	967,032
Digital Realty Trust, Inc.	38,468	2,346,548
Duke Realty Corp.	110,570	1,723,786
Equity Lifestyle Properties, Inc.	35,703	2,805,899
Equity Residential	301,703	17,516,876
Essex Property Trust, Inc.	6,660	1,058,407
Federal Realty Investment Trust	14,531	1,506,574
Forest City Enterprises, Inc., Class A(a)	289,533	5,185,536
General Growth Properties, Inc.	356,060	7,074,912
HCP, Inc.	203,167	9,231,908
Health Care REIT, Inc.	30,910	2,071,897
Healthcare Realty Trust, Inc.	81,275	2,072,512
Host Hotels & Resorts, Inc.	657,685	11,095,146
Hudson Pacific Properties, Inc.	56,870	1,210,194
Lexington Realty Trust	14,403	168,227
Macerich Co. (The)	80,796	4,926,132
Mack-Cali Realty Corp.	137,273	3,361,816

Common Stocks (continued)

Issuer	Shares	Value ($)
National Retail Properties, Inc.	8,010	275,544
ProLogis, Inc.	87,980	3,318,606
PS Business Parks, Inc.	8,013	578,298
Public Storage	59,235	9,082,503
Regency Centers Corp.	142,333	7,231,940
Retail Opportunity Investments Corp.	1,965	27,313
Senior Housing Properties Trust	124,595	3,230,748
Simon Property Group, Inc.	152,553	24,091,170
Sovran Self Storage, Inc.	530	34,339
Starwood Hotels & Resorts Worldwide, Inc.	84,946	5,367,738
Taubman Centers, Inc.	8,340	626,751
Ventas, Inc.	46,450	3,226,417
Vornado Realty Trust	141,443	11,718,552
Winthrop Realty Trust	10,700	128,721
Total		176,527,201
Total Common Stocks (Cost: $328,922,362)		395,310,966
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	1,400,829	1,400,829
Total Money Market Funds (Cost: $1,400,829)		1,400,829
Total Investments (Cost: $330,323,191)		396,711,795
Other Assets & Liabilities, Net		(1,162,100)
Net Assets		395,549,695

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,446,457	25,960,957	(28,006,585)	1,400,829	1,518	1,400,829

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,367,738	—	—	5,367,738
Financials	185,160,265	204,569,860	—	389,730,125
Health Care	213,103	—	—	213,103
Total Equity Securities	190,741,106	204,569,860	—	395,310,966
Other
Money Market Funds	1,400,829	—	—	1,400,829
Total Other	1,400,829	—	—	1,400,829
Total	192,141,935	204,569,860	—	396,711,795

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.3%

Issuer	Shares	Value ($)
Consumer Discretionary 9.1%
Automobiles 2.9%
Ford Motor Co.	3,548,500	54,895,295
Household Durables 2.1%
Newell Rubbermaid, Inc.	1,503,800	39,474,750
Leisure Equipment & Products 2.1%
Mattel, Inc.	872,600	39,537,506
Specialty Retail 2.0%
Staples, Inc.	2,478,600	39,310,596
Total Consumer Discretionary		173,218,147
Consumer Staples 6.0%
Beverages 2.0%
Molson Coors Brewing Co., Class B	784,600	37,550,956
Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	503,000	37,468,470
Tobacco 2.0%
Reynolds American, Inc.	796,700	38,536,379
Total Consumer Staples		113,555,805
Energy 17.4%
Energy Equipment & Services 1.9%
Ensco PLC, Class A	617,500	35,889,100
Oil, Gas & Consumable Fuels 15.5%
Chevron Corp.	321,300	38,022,642
ConocoPhillips	1,291,700	78,147,850
HollyFrontier Corp.	777,397	33,257,044
Marathon Oil Corp.	1,086,200	37,560,796
Royal Dutch Shell PLC, ADR	573,100	36,563,780
Total SA, ADR	1,468,400	71,511,080
Total		295,063,192
Total Energy		330,952,292
Financials 22.0%
Commercial Banks 8.3%
Fifth Third Bancorp	2,152,800	38,858,040
PNC Financial Services Group, Inc. (The)	543,900	39,661,188
Wells Fargo & Co.	1,906,700	78,689,509
Total		157,208,737
Consumer Finance 1.6%
SLM Corp.	1,320,890	30,195,545

Common Stocks (continued)

Issuer	Shares	Value ($)
Diversified Financial Services 4.0%
JPMorgan Chase & Co.	1,442,200	76,133,738
Insurance 6.2%
Allstate Corp. (The)	831,600	40,016,592
MetLife, Inc.	891,600	40,799,616
Travelers Companies, Inc. (The)	473,800	37,866,096
Total		118,682,304
Real Estate Investment Trusts (REITs) 1.9%
Annaly Capital Management, Inc.	2,818,600	35,429,802
Total Financials		417,650,126
Health Care 11.9%
Health Care Equipment & Supplies 2.0%
Medtronic, Inc.	734,200	37,789,274
Pharmaceuticals 9.9%
AstraZeneca PLC, ADR	980,084	46,357,973
Johnson & Johnson	446,600	38,345,076
Merck & Co., Inc.	752,100	34,935,045
Pfizer, Inc.	1,330,800	37,275,708
Teva Pharmaceutical Industries Ltd., ADR	821,614	32,207,269
Total		189,121,071
Total Health Care		226,910,345
Industrials 6.1%
Aerospace & Defense 4.1%
Lockheed Martin Corp.	362,100	39,273,366
Northrop Grumman Corp.	464,600	38,468,880
Total		77,742,246
Industrial Conglomerates 2.0%
General Electric Co.	1,647,900	38,214,801
Total Industrials		115,957,047
Information Technology 14.0%
Communications Equipment 3.9%
Cisco Systems, Inc.	1,603,700	38,985,947
Harris Corp.	705,100	34,726,175
Total		73,712,122
Office Electronics 2.0%
Xerox Corp.	4,236,800	38,427,776
Semiconductors & Semiconductor Equipment 4.1%
Intel Corp.	3,198,400	77,465,248

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 4.0%
CA, Inc.	1,346,800	38,558,884
Microsoft Corp.	1,101,100	38,020,983
Total		76,579,867
Total Information Technology		266,185,013
Materials 7.0%
Chemicals 2.0%
EI du Pont de Nemours & Co.	701,600	36,834,000
Metals & Mining 3.1%
Barrick Gold Corp.	2,367,700	37,267,598
Freeport-McMoRan Copper & Gold, Inc.	785,900	21,698,699
Total		58,966,297
Paper & Forest Products 1.9%
International Paper Co.	826,000	36,600,060
Total Materials		132,400,357
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	977,500	34,603,500
Total Telecommunication Services		34,603,500

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 2.0%
Electric Utilities 2.0%
American Electric Power Co., Inc.	833,500	37,324,130
Total Utilities		37,324,130
Total Common Stocks (Cost: $1,559,948,724)		1,848,756,762

Money Market Funds 2.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.109%(a)(b)	54,066,357	54,066,357
Total Money Market Funds (Cost: $54,066,357)		54,066,357
Total Investments (Cost: $1,614,015,081)		1,902,823,119
Other Assets & Liabilities, Net		(1,134,736)
Net Assets		1,901,688,383

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,468,163	286,765,849	(254,167,655)	54,066,357	28,176	54,066,357

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	173,218,147	—	—	173,218,147
Consumer Staples	113,555,805	—	—	113,555,805
Energy	330,952,292	—	—	330,952,292
Financials	417,650,126	—	—	417,650,126
Health Care	226,910,345	—	—	226,910,345
Industrials	115,957,047	—	—	115,957,047
Information Technology	266,185,013	—	—	266,185,013
Materials	132,400,357	—	—	132,400,357
Telecommunication Services	34,603,500	—	—	34,603,500
Utilities	37,324,130	—	—	37,324,130
Total Equity Securities	1,848,756,762	—	—	1,848,756,762
Other
Money Market Funds	54,066,357	—	—	54,066,357
Total Other	54,066,357	—	—	54,066,357
Total	1,902,823,119	—	—	1,902,823,119

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.0%

Issuer	Shares	Value ($)
Consumer Discretionary 23.1%
Auto Components 1.3%
BorgWarner, Inc.(a)	178,600	15,386,390
Hotels, Restaurants & Leisure 2.3%
Starbucks Corp.	281,000	18,402,690
Yum! Brands, Inc.	122,600	8,501,084
Total		26,903,774
Internet & Catalog Retail 6.2%
Amazon.com, Inc.(a)	127,695	35,459,624
priceline.com, Inc.(a)	45,000	37,220,850
Total		72,680,474
Media 4.9%
CBS Corp., Class B Non Voting	303,200	14,817,384
Sirius XM Radio, Inc.	3,786,800	12,685,780
News Corp.	53,350	17,392,100
Walt Disney Co. (The)	205,600	12,983,640
Total		57,878,904
Multiline Retail 1.5%
Dollar General Corp.(a)	343,900	17,342,877
Specialty Retail 4.9%
Best Buy Co., Inc.	462,800	12,648,324
Home Depot, Inc. (The)	232,400	18,004,028
Ross Stores, Inc.	194,900	12,631,469
Ulta Salon Cosmetics & Fragrance, Inc.(a)	148,400	14,863,744
Total		58,147,565
Textiles, Apparel & Luxury Goods 2.0%
lululemon athletica, Inc.(a)	121,500	7,960,680
Ralph Lauren Corp.	86,600	15,045,884
Total		23,006,564
Total Consumer Discretionary		271,346,548
Consumer Staples 4.5%
Food & Staples Retailing 3.6%
Costco Wholesale Corp.	106,700	11,797,819
CVS Caremark Corp.	283,200	16,193,376
Walgreen Co.	168,800	7,460,960
Whole Foods Market, Inc.	126,800	6,527,664
Total		41,979,819

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.9%
Estee Lauder Companies, Inc. (The), Class A	168,000	11,049,360
Total Consumer Staples		53,029,179
Energy 4.4%
Energy Equipment & Services 1.0%
FMC Technologies, Inc.(a)	211,800	11,793,024
Oil, Gas & Consumable Fuels 3.4%
Cabot Oil & Gas Corp.	161,700	11,483,934
Noble Energy, Inc.	211,200	12,680,448
Pioneer Natural Resources Co.	47,100	6,817,725
Range Resources Corp.	110,000	8,505,200
Total		39,487,307
Total Energy		51,280,331
Financials 8.4%
Capital Markets 4.0%
BlackRock, Inc.	65,195	16,745,336
Franklin Resources, Inc.	98,100	13,343,562
Morgan Stanley	708,000	17,296,440
Total		47,385,338
Commercial Banks 1.1%
Wells Fargo & Co.	306,400	12,645,128
Consumer Finance 1.0%
American Express Co.	162,700	12,163,452
Diversified Financial Services 1.0%
JPMorgan Chase & Co.	224,000	11,824,960
Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	206,600	15,116,922
Total Financials		99,135,800
Health Care 17.9%
Biotechnology 8.8%
Alexion Pharmaceuticals, Inc.(a)	157,400	14,518,576
Amgen, Inc.	179,100	17,670,006
Biogen Idec, Inc.(a)	119,400	25,694,880
Celgene Corp.(a)	218,700	25,568,217
Gilead Sciences, Inc.(a)	381,900	19,557,099
Total		103,008,778

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	397,800	13,875,264
Intuitive Surgical, Inc.(a)	30,115	15,255,657
Total		29,130,921
Health Care Providers & Services 2.7%
Express Scripts Holding Co.(a)	203,900	12,578,591
UnitedHealth Group, Inc.	300,600	19,683,288
Total		32,261,879
Health Care Technology 1.0%
Cerner Corp.(a)	125,200	12,030,468
Pharmaceuticals 2.9%
Sanofi, ADR	357,300	18,404,523
Zoetis, Inc.	504,300	15,577,827
Total		33,982,350
Total Health Care		210,414,396
Industrials 12.9%
Aerospace & Defense 3.5%
Precision Castparts Corp.	97,700	22,081,177
United Technologies Corp.	212,400	19,740,456
Total		41,821,633
Airlines 1.0%
Delta Air Lines, Inc.(a)	614,400	11,495,424
Industrial Conglomerates 3.0%
Danaher Corp.	569,000	36,017,700
Road & Rail 4.3%
Union Pacific Corp.	326,500	50,372,420
Trading Companies & Distributors 1.1%
WW Grainger, Inc.	50,200	12,659,436
Total Industrials		152,366,613
Information Technology 22.3%
Communications Equipment 1.8%
QUALCOMM, Inc.	338,100	20,651,148
Computers & Peripherals 3.5%
Apple, Inc.	103,800	41,113,104
Internet Software & Services 6.7%
eBay, Inc.(a)	393,000	20,325,960
Equinix, Inc.(a)	56,580	10,451,458
Google, Inc., Class A(a)	55,060	48,473,172
Total		79,250,590

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 6.8%
Cognizant Technology Solutions Corp., Class A(a)	97,200	6,085,692
International Business Machines Corp.	59,100	11,294,601
Mastercard, Inc., Class A	30,775	17,680,237
Visa, Inc., Class A	248,800	45,468,200
Total		80,528,730
Semiconductors & Semiconductor Equipment 1.2%
NXP Semiconductor NV(a)	443,900	13,752,022
Software 2.3%
Salesforce.com, Inc.(a)	693,400	26,474,012
Total Information Technology		261,769,606
Materials 4.2%
Chemicals 4.2%
Ecolab, Inc.	147,400	12,557,006
Monsanto Co.	372,974	36,849,831
Total		49,406,837
Total Materials		49,406,837
Telecommunication Services 1.3%
Wireless Telecommunication Services 1.3%
SBA Communications Corp., Class A(a)	209,700	15,542,964
Total Telecommunication Services		15,542,964
Total Common Stocks (Cost: $952,614,999)		1,164,292,274

Money Market Funds 1.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	15,034,834	15,034,834
Total Money Market Funds (Cost: $15,034,834)		15,034,834
Total Investments (Cost: $967,649,833)		1,179,327,108
Other Assets & Liabilities, Net		(3,655,335)
Net Assets		1,175,671,773

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,239,887	635,592,907	(660,797,960)	15,034,834	17,771	15,034,834

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	271,346,548	—	—	271,346,548
Consumer Staples	53,029,179	—	—	53,029,179
Energy	51,280,331	—	—	51,280,331
Financials	99,135,800	—	—	99,135,800
Health Care	210,414,396	—	—	210,414,396
Industrials	152,366,613	—	—	152,366,613
Information Technology	261,769,606	—	—	261,769,606
Materials	49,406,837	—	—	49,406,837
Telecommunication Services	15,542,964	—	—	15,542,964
Total Equity Securities	1,164,292,274	—	—	1,164,292,274
Other
Money Market Funds	15,034,834	—	—	15,034,834
Total Other	15,034,834	—	—	15,034,834
Total	1,179,327,108	—	—	1,179,327,108

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.9%

Issuer	Shares	Value ($)
Consumer Discretionary 15.9%
Diversified Consumer Services 2.1%
Coinstar, Inc.(a)	21,580	1,266,099
Grand Canyon Education, Inc.(a)	30,000	966,900
Service Corp. International	502,508	9,060,219
Total		11,293,218
Hotels, Restaurants & Leisure 3.0%
Bally Technologies, Inc.(a)	38,710	2,184,018
Einstein Noah Restaurant Group, Inc.	99,850	1,417,870
Fiesta Restaurant Group, Inc.(a)	27,321	939,569
Krispy Kreme Doughnuts, Inc.(a)	96,780	1,688,811
Multimedia Games Holdings Co., Inc.(a)	63,200	1,647,624
Papa John's International, Inc.(a)	26,277	1,717,728
Red Robin Gourmet Burgers, Inc.(a)	43,590	2,405,296
SHFL Entertainment, Inc.(a)	251,280	4,450,169
Total		16,451,085
Household Durables 0.1%
SodaStream International Ltd.(a)	8,100	588,465
Internet & Catalog Retail 1.6%
HomeAway, Inc.(a)	101,486	3,282,057
Shutterfly, Inc.(a)	99,282	5,538,943
Total		8,821,000
Leisure Equipment & Products 0.5%
Sturm Ruger & Co., Inc.	56,637	2,720,841
Media 1.0%
Cinemark Holdings, Inc.	71,740	2,002,981
IMAX Corp.(a)	148,210	3,684,500
Total		5,687,481
Specialty Retail 6.5%
Aeropostale, Inc.(a)	105,470	1,455,486
American Eagle Outfitters, Inc.	169,133	3,088,369
Asbury Automotive Group, Inc.(a)	79,900	3,203,990
Cabela's, Inc.(a)	167,940	10,875,795
Children's Place Retail Stores, Inc. (The)(a)	48,010	2,630,948
DSW, Inc., Class A	47,200	3,467,784
Five Below, Inc.(a)	31,716	1,165,880
Francesca's Holdings Corp.(a)	63,880	1,775,225
Hibbett Sports, Inc.(a)	45,690	2,535,795
Restoration Hardware Holdings, Inc.(a)	28,185	2,113,875
Tile Shop Holdings, Inc.(a)	20,291	587,627

Common Stocks (continued)

Issuer	Shares	Value ($)
Vitamin Shoppe, Inc.(a)	62,860	2,818,642
Total		35,719,416
Textiles, Apparel & Luxury Goods 1.1%
Columbia Sportswear Co.	63,943	4,006,029
Steven Madden Ltd.(a)	35,860	1,734,907
Total		5,740,936
Total Consumer Discretionary		87,022,442
Consumer Staples 4.5%
Food & Staples Retailing 2.3%
Fresh Market, Inc. (The)(a)	62,300	3,097,556
Pricesmart, Inc.	94,391	8,271,483
United Natural Foods, Inc.(a)	20,900	1,128,391
Total		12,497,430
Food Products 0.7%
Annie's, Inc.(a)	28,300	1,209,542
Hain Celestial Group, Inc. (The)(a)	39,660	2,576,710
Total		3,786,252
Household Products 0.7%
Energizer Holdings, Inc.	40,676	4,088,345
Personal Products 0.8%
Nu Skin Enterprises, Inc., Class A	73,465	4,490,181
Total Consumer Staples		24,862,208
Energy 5.1%
Energy Equipment & Services 1.7%
Atwood Oceanics, Inc.(a)	155,556	8,096,690
Pioneer Energy Services Corp.(a)	202,830	1,342,734
Total		9,439,424
Oil, Gas & Consumable Fuels 3.4%
Bill Barrett Corp.(a)	83,110	1,680,484
Bonanza Creek Energy, Inc.(a)	72,900	2,585,034
Diamondback Energy, Inc.(a)	56,676	1,888,445
Kodiak Oil & Gas Corp.(a)	101,600	903,224
Laredo Petroleum Holdings, Inc.(a)	48,813	1,003,595
Magnum Hunter Resources Corp.(a)	461,140	1,683,161
Oasis Petroleum, Inc.(a)	104,730	4,070,855
World Fuel Services Corp.	120,324	4,810,554
Total		18,625,352
Total Energy		28,064,776

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 12.8%
Capital Markets 3.4%
Eaton Vance Corp.	236,774	8,900,335
Evercore Partners, Inc., Class A	41,980	1,648,974
Financial Engines, Inc.	181,740	8,285,527
Total		18,834,836
Consumer Finance 0.9%
First Cash Financial Services, Inc.(a)	23,950	1,178,580
Portfolio Recovery Associates, Inc.(a)	23,000	3,533,490
Total		4,712,070
Diversified Financial Services 0.7%
MarkeTaxess Holdings, Inc.	80,091	3,744,254
Insurance 3.0%
Alleghany Corp.(a)	4,808	1,842,954
MBIA, Inc.(a)	447,139	5,951,420
Montpelier Re Holdings Ltd.	146,117	3,654,386
White Mountains Insurance Group Ltd.	8,424	4,843,295
Total		16,292,055
Real Estate Investment Trusts (REITs) 3.0%
Corrections Corp. of America	236,164	7,998,875
CyrusOne, Inc.	77,718	1,611,871
First Industrial Realty Trust, Inc.	253,596	3,847,051
Hatteras Financial Corp.	127,031	3,130,044
Total		16,587,841
Real Estate Management & Development 1.8%
Alexander & Baldwin, Inc.(a)	140,975	5,603,756
Jones Lang LaSalle, Inc.	13,170	1,200,314
Tejon Ranch Co.(a)	112,415	3,202,703
Total		10,006,773
Total Financials		70,177,829
Health Care 14.7%
Biotechnology 2.5%
ACADIA Pharmaceuticals, Inc.(a)	216,800	3,934,920
Achillion Pharmaceuticals, Inc.(a)	151,630	1,240,333
Aegerion Pharmaceuticals, Inc.(a)	11,744	743,865
Amarin Corp. PLC, ADR(a)	155,010	899,058
Ariad Pharmaceuticals, Inc.(a)	65,630	1,147,869
Exact Sciences Corp.(a)	63,330	880,920
Ligand Pharmaceuticals, Inc.(a)	18,400	688,528

Common Stocks (continued)

Issuer	Shares	Value ($)
Medivation, Inc.(a)	36,270	1,784,484
NPS Pharmaceuticals, Inc.(a)	112,900	1,704,790
Raptor Pharmaceutical Corp.(a)	82,400	770,440
Total		13,795,207
Health Care Equipment & Supplies 5.6%
Align Technology, Inc.(a)	38,800	1,437,152
Cardiovascular Systems, Inc.(a)	29,900	633,880
Cynosure Inc., Class A(a)	112,428	2,920,880
DexCom, Inc.(a)	264,943	5,947,970
Endologix, Inc.(a)	492,578	6,541,436
HeartWare International, Inc.(a)	15,000	1,426,650
Insulet Corp.(a)	56,580	1,777,178
Novadaq Technologies, Inc.(a)	44,098	593,559
NxStage Medical, Inc.(a)	149,397	2,133,389
Sirona Dental Systems, Inc.(a)	26,630	1,754,384
Spectranetics Corp.(a)	178,323	3,331,074
Thoratec Corp.(a)	65,190	2,041,099
Total		30,538,651
Health Care Providers & Services 4.7%
Acadia Healthcare Co., Inc.(a)	220,850	7,303,509
Air Methods Corp.	21,300	721,644
Health Management Associates, Inc., Class A(a)	109,550	1,722,126
Magellan Health Services, Inc.(a)	48,490	2,719,319
MWI Veterinary Supply, Inc.(a)	8,800	1,084,512
Team Health Holdings, Inc.(a)	34,880	1,432,522
Tenet Healthcare Corp.(a)	190,127	8,764,855
WellCare Health Plans, Inc.(a)	35,290	1,960,360
Total		25,708,847
Health Care Technology 0.5%
HMS Holdings Corp.(a)	56,800	1,323,440
Medidata Solutions, Inc.(a)	18,400	1,425,080
Total		2,748,520
Pharmaceuticals 1.4%
Akorn, Inc.(a)	311,810	4,215,671
Jazz Pharmaceuticals PLC(a)	29,000	1,993,170
Santarus, Inc.(a)	64,622	1,360,293
Total		7,569,134
Total Health Care		80,360,359

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 15.2%
Aerospace & Defense 1.4%
Alliant Techsystems, Inc.	37,310	3,071,732
Hexcel Corp.(a)	62,391	2,124,414
Triumph Group, Inc.	31,770	2,514,596
Total		7,710,742
Air Freight & Logistics 0.7%
HUB Group, Inc., Class A(a)	58,150	2,117,823
XPO Logistics, Inc.(a)	101,558	1,837,184
Total		3,955,007
Building Products 0.4%
AO Smith Corp.	60,800	2,205,824
Commercial Services & Supplies 1.3%
Casella Waste Systems, Inc., Class A(a)	367,020	1,581,856
Clean Harbors, Inc.(a)	43,880	2,217,257
InnerWorkings, Inc.(a)	33,900	367,815
Ritchie Bros. Auctioneers, Inc.	164,669	3,164,938
Total		7,331,866
Electrical Equipment 0.3%
Belden, Inc.	28,840	1,439,981
Machinery 1.7%
Chart Industries, Inc.(a)	21,600	2,032,344
ExOne Co. (The)(a)	12,527	773,167
Manitowoc Co., Inc. (The)	58,900	1,054,899
Middleby Corp.(a)	14,915	2,536,892
Proto Labs, Inc.(a)	22,856	1,484,954
Woodward, Inc.	39,970	1,598,800
Total		9,481,056
Marine 1.0%
Matson, Inc.	212,595	5,314,875
Professional Services 3.2%
Acacia Research Corp.	81,070	1,811,915
Advisory Board Co. (The)(a)	17,100	934,515
Corporate Executive Board Co. (The)	40,400	2,554,088
GP Strategies Corp.(a)	22,800	543,096
Huron Consulting Group, Inc.(a)	47,600	2,201,024
On Assignment, Inc.(a)	266,200	7,112,864
Wageworks, Inc.(a)	67,370	2,320,896
Total		17,478,398

Common Stocks (continued)

Issuer	Shares	Value ($)
Road & Rail 3.1%
Genesee & Wyoming, Inc., Class A(a)	55,970	4,748,495
Knight Transportation, Inc.	115,240	1,938,337
Old Dominion Freight Line, Inc.(a)	229,992	9,572,267
Roadrunner Transportation Systems, Inc.(a)	13,600	378,624
Total		16,637,723
Trading Companies & Distributors 2.1%
Beacon Roofing Supply, Inc.(a)	38,200	1,447,016
DXP Enterprises, Inc.(a)	56,000	3,729,600
Kaman Corp.	119,890	4,143,398
MRC Global, Inc.(a)	16,700	461,254
Titan Machinery, Inc.(a)	87,730	1,722,140
Total		11,503,408
Total Industrials		83,058,880
Information Technology 23.5%
Communications Equipment 1.0%
Ixia(a)	246,549	4,536,502
Palo Alto Networks, Inc.(a)	28,300	1,193,128
Total		5,729,630
Computers & Peripherals 0.2%
Stratasys Ltd.(a)	10,800	904,392
Electronic Equipment, Instruments & Components 1.0%
Coherent, Inc.	40,950	2,255,116
InvenSense, Inc.(a)	99,100	1,524,158
Methode Electronics, Inc.	88,300	1,501,983
Total		5,281,257
Internet Software & Services 5.1%
Cornerstone OnDemand, Inc.(a)	75,460	3,266,663
CoStar Group, Inc.(a)	25,900	3,342,913
Envestnet, Inc.(a)	123,795	3,045,357
MercadoLibre, Inc.	19,780	2,131,493
OpenTable, Inc.(a)	23,400	1,496,430
Pandora Media, Inc.(a)	19,800	364,320
SciQuest, Inc.(a)	104,176	2,609,609
SPS Commerce, Inc.(a)	71,312	3,922,160
ValueClick, Inc.(a)	309,162	7,630,118
Total		27,809,063

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 1.4%
InterXion Holding NV(a)	156,880	4,099,274
MAXIMUS, Inc.	21,500	1,601,320
WEX, Inc.(a)	23,710	1,818,557
Total		7,519,151
Semiconductors & Semiconductor Equipment 2.0%
Ceva, Inc.(a)	108,489	2,100,347
Cypress Semiconductor Corp.	155,530	1,668,837
Entegris, Inc.(a)	173,820	1,632,170
Micrel, Inc.	344,044	3,399,155
Semtech Corp.(a)	34,340	1,202,930
Silicon Laboratories, Inc.(a)	12,400	513,484
Ultratech, Inc.(a)	16,403	602,318
Total		11,119,241
Software 12.8%
Advent Software, Inc.(a)	137,934	4,835,966
Allot Communications Ltd.(a)	138,680	1,901,303
Aspen Technology, Inc.(a)	63,900	1,839,681
BroadSoft, Inc.(a)	92,130	2,542,788
CommVault Systems, Inc.(a)	25,830	1,960,239
Ellie Mae, Inc.(a)	98,400	2,271,072
FleetMatics Group PLC(a)	104,300	3,465,889
Fortinet, Inc.(a)	177,010	3,097,675
Guidewire Software, Inc.(a)	48,600	2,043,630
Imperva, Inc.(a)	108,011	4,864,815
Infoblox, Inc.(a)	131,330	3,842,716
Informatica Corp.(a)	61,140	2,138,677
Jive Software, Inc.(a)	137,500	2,498,375
Proofpoint, Inc.(a)	178,110	4,315,605
PROS Holdings, Inc.(a)	64,771	1,939,891
QLIK Technologies, Inc.(a)	76,510	2,162,938
Rally Software Development Corp.(a)	21,540	534,623
SolarWinds, Inc.(a)	65,673	2,548,769
Sourcefire, Inc.(a)	121,980	6,775,989
SS&C Technologies Holdings, Inc.(a)	75,170	2,473,093
Synchronoss Technologies, Inc.(a)	144,217	4,451,979

Common Stocks (continued)

Issuer	Shares	Value ($)
TIBCO Software, Inc.(a)	124,860	2,672,004
Tyler Technologies, Inc.(a)	31,858	2,183,866
Ultimate Software Group, Inc.(a)	23,900	2,803,231
Total		70,164,814
Total Information Technology		128,527,548
Materials 6.2%
Chemicals 5.3%
Albemarle Corp.	119,637	7,452,189
Axiall Corp.	30,770	1,310,187
Chemtura Corp.(a)	81,530	1,655,059
H.B. Fuller Co.	43,780	1,655,322
Intrepid Potash, Inc.	88,120	1,678,686
Kraton Performance Polymers, Inc.(a)	151,916	3,220,619
NewMarket Corp.	33,815	8,878,466
Tredegar Corp.	124,589	3,201,937
Total		29,052,465
Construction Materials 0.6%
Martin Marietta Materials, Inc.	30,936	3,044,721
Paper & Forest Products 0.3%
Boise Cascade Co.(a)	64,070	1,628,019
Total Materials		33,725,205
Total Common Stocks (Cost: $392,082,757)		535,799,247

Money Market Funds 2.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	11,493,290	11,493,290
Total Money Market Funds (Cost: $11,493,290)		11,493,290
Total Investments (Cost: $403,576,047)		547,292,537
Other Assets & Liabilities, Net		(212,283)
Net Assets		547,080,254

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,034,815	115,458,441	(118,999,966)	11,493,290	7,386	11,493,290

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	87,022,442	—	—	87,022,442
Consumer Staples	24,862,208	—	—	24,862,208
Energy	28,064,776	—	—	28,064,776
Financials	70,177,829	—	—	70,177,829
Health Care	80,360,359	—	—	80,360,359
Industrials	83,058,880	—	—	83,058,880
Information Technology	128,527,548	—	—	128,527,548
Materials	33,725,205	—	—	33,725,205
Total Equity Securities	535,799,247	—	—	535,799,247
Other
Money Market Funds	11,493,290	—	—	11,493,290
Total Other	11,493,290	—	—	11,493,290
Total	547,292,537	—	—	547,292,537

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency(a) 108.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO IO Series K005 Class AX(b)(c)(d) 11/25/19	1.567%	17,502,692	1,298,367
Federal Home Loan Mortgage Corp.(b)(c) CMO Series 2863 Class FM 10/15/31	0.693%	9,192,781	9,250,649
CMO Series 3671 Class QF 12/15/36	0.693%	5,096,917	5,131,642
CMO Series 3891 Class BF 07/15/41	0.743%	14,929,929	15,000,488
Federal Home Loan Mortgage Corp.(b)(c)(d)(e) CMO IO Series 2980 Class SL 11/15/34	6.508%	815,402	163,952
CMO IO Series K014 Class X1 04/25/21	1.438%	20,194,087	1,577,037
Federal Home Loan Mortgage Corp.(c) 09/01/32	3.500%	2,155,661	2,229,143
07/01/23 - 10/01/41	4.000%	4,570,061	4,767,893
05/01/24 - 11/01/41	4.500%	60,424,926	63,816,285
03/01/28 - 02/01/49	5.000%	33,900,996	36,220,333
05/01/23 - 02/01/41	5.500%	33,971,086	36,549,777
01/01/29 - 03/01/40	6.000%	3,655,918	3,976,335
Federal Home Loan Mortgage Corp.(c)(d)(e) CMO IO Series 4037 Class PI 04/15/27	3.000%	2,267,628	264,046
Federal Home Loan Mortgage Corp.(c)(f) 07/01/43	3.000%	11,000,000	10,721,563
07/01/43	4.000%	19,000,000	19,757,773
08/01/42	4.000%	21,000,000	21,791,601
07/01/42	6.000%	4,000,000	4,340,625
Federal National Mortgage Association(b)(c) CMO Series 2003-W8 Class 3F1 05/25/42	0.593%	5,081,675	5,041,870
CMO Series 2010-38 Class JF 04/25/40	1.093%	678,419	681,906
CMO Series 2010-54 Class TF 04/25/37	0.743%	11,103,250	11,250,170
CMO Series 2011-59 Class FA 07/25/41	0.793%	8,302,477	8,355,364
Federal National Mortgage Association(b)(c)(e) CMO Series 2012-151 Class SB 01/25/43	5.709%	4,198,489	3,703,599
Federal National Mortgage Association(b)(c)(d)(e) CMO IO Series 2006-8 Class HL 03/25/36	6.507%	3,874,400	720,812

Residential Mortgage-Backed Securities — Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)(c)(d)(e) CMO IO Series 2004-94 Class HJ 10/25/34	6.507%	934,020	111,885
Federal National Mortgage Association(c) 03/01/23	2.355%	2,992,600	2,861,775
04/01/43 - 05/01/43	2.500%	6,500,004	6,049,270
03/01/38 - 06/01/43	3.000%	92,833,462	90,829,197
01/01/21 - 03/01/43	3.500%	25,839,678	26,787,766
07/01/18 - 01/01/41	4.000%	34,532,742	36,399,335
10/01/18 - 05/01/42	4.500%	45,975,571	49,204,644
09/01/18 - 12/01/41	5.000%	31,147,079	33,623,746
12/01/15 - 09/01/40	5.500%	21,765,660	23,795,567
03/01/23 - 10/01/40	6.000%	39,329,431	42,880,826
08/01/30 - 02/01/39	6.500%	16,116,891	18,006,934
Federal National Mortgage Association(c)(d)(e) CMO IO Series 2013-45 Class IK 02/25/43	3.000%	1,095,501	160,579
Federal National Mortgage Association(c)(f) 07/01/28	2.000%	13,000,000	12,656,719
07/01/28	2.500%	42,400,000	42,645,123
08/01/27 - 07/01/43	3.000%	49,500,000	50,054,531
07/01/43 - 08/01/43	3.500%	106,000,000	107,566,713
07/01/28 - 07/01/43	4.000%	140,500,000	146,209,120
07/01/28 - 05/01/39	4.500%	22,499,999	24,001,573
07/01/27 - 07/01/43	5.000%	11,290,000	12,125,575
08/01/42	5.000%	11,000,000	11,825,860
08/01/42 - 07/01/43	5.500%	18,000,000	19,546,563
07/01/41	6.000%	7,000,000	7,612,500
Government National Mortgage Association(b)(c) CMO Series 2011-H08 Class FA 02/20/61	0.798%	19,177,078	19,224,906
CMO Series 2012-H20 Class PT 07/20/62	1.039%	6,456,888	6,426,863
Government National Mortgage Association(b)(c)(d)(e) CMO IO Series 2011-121 Class IO 06/16/43	1.064%	25,231,433	1,235,331

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c) 11/15/42 - 04/20/43	2.500%	130,605,382	122,053,910
01/20/42 - 06/20/43	3.000%	11,999,997	11,890,394
01/15/41 - 11/15/42	3.500%	47,672,681	49,034,962
10/15/39 - 08/20/42	4.000%	33,644,018	35,398,481
07/20/33 - 03/20/42	4.500%	42,902,249	45,832,197
07/15/33 - 11/15/41	5.000%	84,510,732	92,079,113
02/15/38 - 03/15/40	5.500%	15,734,102	17,150,451
04/15/29 - 08/15/40	6.000%	7,803,249	8,666,461
Government National Mortgage Association(c)(f) 07/01/43	3.000%	6,000,000	5,933,126
07/19/42	3.500%	29,000,000	29,761,247
10/15/40 - 07/01/43	4.000%	33,400,000	35,090,918
07/19/42 - 07/01/43	4.500%	30,000,000	31,956,641
09/15/41	4.500%	114,676	121,927
07/01/43	5.500%	5,000,000	5,443,360
07/01/41	6.500%	5,000,000	5,626,563
Government National Mortgage Association(c)(e)(g) CMO PO Series 2006-26 Class PO 06/20/36	0.000%	164,872	144,799
NCUA Guaranteed Notes CMO Series 2011-R4 Class 1A(b)(c) 03/06/20	0.573%	5,125,580	5,134,990
Total Residential Mortgage-Backed Securities — Agency (Cost: $1,583,413,970)			1,559,773,671

Residential Mortgage-Backed Securities —
Non-Agency 2.9%

Chevy Chase Funding LLC CMO Series 2004-1A Class A1 (AMBAC)(b)(c)(h) 01/25/35	0.473%	78,936	70,084
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR8 Class 7A1(b)(c) 09/25/34	2.756%	1,548,398	1,554,181
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A(b)(c)(h) 02/25/42	0.580%	2,352,721	1,986,579

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCUA Guaranteed Notes CMO Series 2010-R3 Class 2A(b)(c) 12/08/20	0.753%	15,892,313	16,020,197
RiverView HECM Trust(b)(c)(h) CMO Series 2007-1 Class A 05/25/47	0.630%	7,033,150	6,224,338
CMO Series 2008-1 Class A1 09/26/41	0.943%	12,796,663	10,109,364
WaMu Mortgage Pass-Through Certificates(b)(c) CMO Series 2003-AR10 Class A7 10/25/33	2.502%	3,450,249	3,463,819
CMO Series 2003-AR9 Class 1A6 09/25/33	2.429%	2,522,691	2,523,682
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $45,105,127)			41,952,244

Commercial Mortgage-Backed Securities —
Agency 0.3%

Federal National Mortgage Association Series 2001-M2 Class Z2(b)(c) 06/25/31	6.300%	852,386	942,201
Government National Mortgage Association CMO IO Series 2011-78 Class IX(b)(c)(d)(e) 08/16/46	1.231%	54,329,309	3,731,826
Total Commercial Mortgage-Backed Securities — Agency (Cost: $5,157,850)			4,674,027

Commercial Mortgage-Backed Securities —
Non-Agency 1.8%

DBUBS Mortgage Trust Series 2011-LC2A Class A1FL(b)(c)(h) 07/12/44	1.543%	4,967,652	5,048,014
FHLMC Multifamily Structured Pass Through Certificates CMO IO Series K712 Class X1(b)(c)(d)(e) 11/25/19	1.510%	11,588,635	817,946
Government National Mortgage Association CMO IO Series 2012-125 Class IK(c)(d)(e) 08/16/52	0.561%	25,000,000	666,500
Greenwich Capital Commercial Funding Corp. Series 2006-FL4A Class A2(b)(c)(h) 11/05/21	0.334%	111,576	109,891

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Corp.(b)(c)(d)(h) CMO IO Series 2010-C1 Class XA 06/15/43	2.373%	72,374,734	3,475,941
CMO IO Series 2011-C3 Class XA 02/15/46	1.474%	62,639,859	3,145,291
JPMorgan Chase Commercial Mortgage Securities Corp.(c)(h) Series 2011-C3 Class A3 02/15/46	4.388%	5,100,000	5,480,757
LB Commercial Mortgage Trust Series 2007-C3 Class A4B(c) 07/15/44	5.517%	300,000	336,048
UBS-Barclays Commercial Mortgage Trust CMO IO Series 2013-C6 Class XA(b)(c)(d)(h) 04/10/46	1.521%	10,482,258	948,424
WF-RBS Commercial Mortgage Trust CMO IO Series 2011-C4 Class XZ(b)(c)(d)(h) 06/15/44	0.999%	56,343,179	1,892,567
WaMu Commercial Mortgage Securities Trust Series 2007-SL3 Class A1A(b)(c)(e)(h) 03/23/45	5.970%	1,786,094	1,845,668
Wells Fargo Commercial Mortgage Trust CMO IO Series 2012-LC5 Class XA(b)(c)(d)(h) 10/15/45	2.309%	9,114,557	1,142,343
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $24,211,647)			24,909,390

Asset-Backed Securities — Non-Agency 1.6%

SLM Student Loan Trust(b) Series 2008-9 Class A 04/25/23	1.776%	16,895,553	17,371,146
SLM Student Loan Trust(b)(e)(h) Series 2009-D Class A 08/17/43	3.500%	5,480,559	5,179,030
Total Asset-Backed Securities — Non-Agency (Cost: $23,093,860)			22,550,176

U.S. Treasury Obligations 2.1%

U.S. Treasury 02/28/14	0.250%	800,000	800,594
04/30/20	1.125%	24,800,000	23,583,263
02/15/23	2.000%	2,200,000	2,117,328
05/15/23	1.750%	4,100,000	3,839,904
Total U.S. Treasury Obligations (Cost: $31,573,889)			30,341,089

U.S. Government & Agency Obligations 4.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Bank Discount Notes(i) 07/24/13	0.000%	5,900,000	5,899,787
08/02/13	0.000%	12,100,000	12,099,176
08/30/13	0.000%	18,100,000	18,099,095
Federal Home Loan Mortgage Corp. Discount Notes(i) 09/16/13	0.000%	21,600,000	21,598,143
Federal National Mortgage Association Discount Notes(i) 09/11/13	0.000%	3,800,000	3,799,696
Total U.S. Government & Agency Obligations (Cost: $61,492,616)			61,495,897

Treasury Bills 7.9%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
U.S. Treasury Bills 07/05/13	0.040%	84,500,000	84,499,412
08/08/13	0.030%	2,500,000	2,499,917
08/22/13	0.030%	500,000	499,978
08/29/13	0.020%	23,000,000	22,999,149
01/09/14	0.060%	1,101,000	1,100,633
02/06/14	0.080%	810,000	809,592
05/01/14	0.120%	1,160,000	1,158,825
Total Treasury Bills (Cost: $113,566,663)			113,567,506

Repurchase Agreements 12.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.8%
Citigroup Global Markets, Inc. dated 06/28/13, matures 07/01/13, repurchase price $5,500,092 (collateralized by : U.S. Treasury Note total market value $5,620,650)	0.200%	5,500,000	5,500,000
repurchase price $5,500,101 (collateralized by : Federal Home Loan Bond total market value $5,596,587)	0.220%	5,500,000	5,500,000
Total			11,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

June 30, 2013 (Unaudited)

Repurchase Agreements (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage 10.2%
RBC Capital Markets LLC dated 06/28/13, matures 07/01/13, repurchase price $100,001,417 (collateralized by : U.S. Treasury Note total market value $101,391,833)	0.170%	100,000,000	100,000,000
TD Securities (USA) LLC dated 06/18/13, matures 07/08/13, repurchase price $25,001,188 (collateralized by : U.S. Treasury Bond total market value $26,324,841)	0.090%	25,000,000	25,000,000
dated 06/28/13, matures 07/01/13, repurchase price $21,400,339 (collateralized by : U.S. Treasury Note total market value $21,867,065)	0.190%	21,400,000	21,400,000
Total			146,400,000

Repurchase Agreements (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 1.9%
Barclays Capital, Inc. dated 06/21/13, matures 07/08/13, repurchase price $24,600,670 (collateralized by: U.S. Treasury Inflation Protected Securities total market value $24,911,920)	0.070%	24,600,000	24,600,000
dated 06/28/13, matures 07/01/13, repurchase price $2,600,039 (collateralized by: U.S. Treasury Bond total market value $2,659,124)	0.180%	2,600,000	2,600,000
Total			27,200,000
Total Repurchase Agreements (Cost: $184,600,000)			184,600,000
Total Investments (Cost: $2,072,215,622)			2,043,864,000
Other Assets & Liabilities, Net			(611,938,810)
Net Assets			1,431,925,190

Notes to Portfolio of Investments

(a)  Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2013:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association 07/01/43 4.500%	33,000,000	07/15/13	34,803,281	34,918,125
07/01/28 3.500%	11,202,000	07/18/13	11,781,353	11,667,583
Government National Mortgage Association 07/01/43 2.500%	115,000,000	07/22/13	110,579,140	107,255,463
07/01/43 5.000%	34,000,000	07/22/13	36,685,938	36,681,875

(b)  Variable rate security.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2013 was $20,323,010, representing 1.42% of net assets. Information concerning such security holdings at June 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Federal Home Loan Mortgage Corp. CMO IO Series 2980 Class SL 6.508% 11/15/34	06/17/10	62,615
Federal Home Loan Mortgage Corp. CMO IO Series K014 Class X1 1.438% 04/25/21	02/20/13	1,598,929
Federal Home Loan Mortgage Corp. CMO IO Series 4037 Class PI 3.000% 04/15/27	06/12/13	264,320
Federal National Mortgage Association CMO Series 2012-151 Class SB 5.709% 01/25/43	04/30/13 - 05/02/13	4,177,497
Federal National Mortgage Association CMO IO Series 2004-94 Class HJ 6.507% 10/25/34	06/07/13	114,470
Federal National Mortgage Association CMO IO Series 2006-8 Class HL 6.507% 03/25/36	10/03/11 - 11/19/12	701,584
Federal National Mortgage Association CMO IO Series 2013-45 Class IK 3.000% 02/25/43	06/12/13	171,172
FHLMC Multifamily Structured Pass Through Certificates CMO IO Series K712 Class X1 1.510% 11/25/19	04/10/13	853,617
Government National Mortgage Association CMO IO Series 2011-121 Class IO 1.064% 06/16/43	06/14/13	1,254,672
Government National Mortgage Association CMO PO Series 2006-26 Class PO 0.000% 06/20/36	05/22/13	152,056
Government National Mortgage Association CMO IO Series 2011-78 Class IX 1.231% 08/16/46	05/23/11	4,157,732
Government National Mortgage Association CMO IO Series 2012-125 Class IK 0.561% 08/16/52	05/13/13	679,703
SLM Student Loan Trust Series 2009-D Class A 3.500% 08/17/43	04/26/11 - 05/20/11	5,506,910
WaMu Commercial Mortgage Securities Trust Series 2007-SL3 Class A1A 5.970% 03/23/45	06/18/13	1,849,723

(f)  Represents a security purchased on a when-issued or delayed delivery basis.

(g)  Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $46,658,291 or 3.26% of net assets.

(i)  Zero coupon bond.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

June 30, 2013 (Unaudited)

Abbreviation Legend

AMBAC  Ambac Assurance Corporation

CMO  Collateralized Mortgage Obligation

FHLMC  Federal Home Loan Mortgage Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities — Agency	—	1,559,773,671	—	1,559,773,671
Residential Mortgage-Backed Securities — Non-Agency	—	23,631,963	18,320,281	41,952,244
Commercial Mortgage-Backed Securities — Agency	—	4,674,027	—	4,674,027
Commercial Mortgage-Backed Securities — Non-Agency	—	24,909,390	—	24,909,390
Asset-Backed Securities — Non-Agency	—	22,550,176	—	22,550,176
U.S. Treasury Obligations	30,341,089	—	—	30,341,089
Total Bonds	30,341,089	1,635,539,227	18,320,281	1,684,200,597
Short-Term Securities
U.S. Government & Agency Obligations	—	61,495,897	—	61,495,897
Treasury Bills	113,567,506	—	—	113,567,506
Repurchase Agreements	—	184,600,000	—	184,600,000
Total Short-Term Securities	113,567,506	246,095,897	—	359,663,403
Investments in Securities	143,908,595	1,881,635,124	18,320,281	2,043,864,000
Forward Sale Commitments Liability	—	(190,523,046)	—	(190,523,046)
Total	143,908,595	1,691,112,078	18,320,281	1,853,340,954

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Total ($)
Balance as of December 31, 2012	20,031,552	18,666,329	38,697,881
Accrued discounts/premiums	(60)	—	(60)
Realized gain (loss)	—	12,731	12,731
Change in unrealized appreciation (depreciation)(a)	(172,433)	206,106	33,673
Sales	(634,153)	(564,885)	(1,199,038)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(19,224,906)	—	(19,224,906)
Balance as of June 30, 2013	—	18,320,281	18,320,281

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $206,106, which is comprised of Residential Mortgage-Backed Securities — Non-Agency.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential mortgage-backed non-agency securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.4%

Issuer	Shares	Value ($)
Australia 7.3%
Ansell Ltd.	89,964	1,449,284
Australia and New Zealand Banking Group Ltd.	583,905	15,157,800
BHP Billiton Ltd.	63,437	1,825,896
Boral Ltd.	344,767	1,319,195
CSL Ltd.	185,523	10,448,282
Fortescue Metals Group Ltd.	718,925	1,979,089
Goodman Group	239,560	1,065,078
Iluka Resources Ltd.	176,173	1,587,689
Incitec Pivot Ltd.	564,720	1,470,333
Mirvac Group	1,021,107	1,494,898
Rio Tinto Ltd.	107,106	5,133,091
SP AusNet	834,666	895,492
Spark Infrastructure Group	1,103,854	1,750,480
Suncorp Group Ltd.	215,397	2,339,446
Tatts Group Ltd.	491,493	1,419,763
Westfield Group	647,865	6,785,500
Westpac Banking Corp.	438,990	11,525,632
Woodside Petroleum Ltd.	224,137	7,138,292
Woolworths Ltd.	287,889	8,624,191
Total		83,409,431
Belgium 2.2%
Ageas	55,400	1,943,897
Anheuser-Busch InBev NV	132,362	11,916,972
KBC Groep NV	145,176	5,412,071
ThromboGenics NV(a)	9,600	368,765
UCB SA	53,200	2,855,819
Umicore SA	78,738	3,269,581
Total		25,767,105
Bermuda 0.1%
African Minerals Ltd.(a)	327,800	944,024
Denmark 1.8%
AP Moller - Maersk A/S, Class B	478	3,419,428
Novo Nordisk A/S, Class B	85,492	13,290,795
TDC A/S	553,850	4,488,716
Total		21,198,939

Common Stocks (continued)

Issuer	Shares	Value ($)
Finland 0.5%
Nokia OYJ(a)	364,600	1,359,206
Sampo, Class A	96,600	3,761,590
Total		5,120,796
France 10.1%
Alstom SA	62,310	2,044,002
Arkema SA	42,600	3,904,944
AtoS	22,482	1,670,821
BNP Paribas SA	130,738	7,157,258
Carrefour SA	164,306	4,512,939
Christian Dior SA	13,600	2,197,125
Groupe FNAC(a)	3,287	69,751
Kering	26,300	5,351,712
L'Oreal SA	15,000	2,465,767
Legrand SA	73,700	3,417,117
LVMH Moet Hennessy Louis Vuitton SA	38,260	6,211,679
Pernod-Ricard SA	24,700	2,741,551
Publicis Groupe SA	32,000	2,279,012
Renault SA	66,500	4,479,274
Safran SA	98,100	5,121,448
Sanofi	222,937	23,047,351
Schneider Electric SA	100,346	7,287,799
Societe Generale SA	37,199	1,280,222
Sodexo	15,000	1,249,583
Technip SA	37,600	3,821,373
Total SA	187,927	9,178,953
Unibail-Rodamco SE	17,600	4,099,131
VINCI SA	75,500	3,787,122
Vivendi SA	441,173	8,360,941
Total		115,736,875
Germany 7.0%
Adidas AG	32,700	3,534,832
Allianz SE, Registered Shares	76,970	11,234,641
BASF SE	38,227	3,409,602
Bayer AG, Registered Shares	135,414	14,417,611
Beiersdorf AG	36,228	3,155,784
Brenntag AG	17,500	2,659,870
Daimler AG, Registered Shares	45,784	2,763,929
Fresenius SE & Co. KGaA	27,400	3,372,412

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
GEA Group AG	100,339	3,552,726
HeidelbergCement AG	49,456	3,313,597
Henkel AG & Co. KGaA	33,721	2,641,027
Infineon Technologies AG	165,700	1,387,061
Lanxess AG	76,510	4,607,599
Linde AG	38,325	7,141,764
SAP AG	140,376	10,250,681
Sky Deutschland AG(a)	217,900	1,513,497
ThyssenKrupp AG(a)	95,000	1,862,217
Total		80,818,850
Hong Kong 3.4%
AIA Group Ltd.	1,899,800	8,003,859
BOC Hong Kong Holdings Ltd.	359,000	1,098,212
Cathay Pacific Airways Ltd.	809,000	1,407,781
Galaxy Entertainment Group Ltd.(a)	836,000	4,060,816
Hongkong Land Holdings Ltd.	358,000	2,451,208
Hysan Development Co., Ltd.	402,000	1,735,489
Lifestyle International Holdings Ltd.	930,000	1,941,085
Orient Overseas International Ltd.	284,000	1,819,189
Sands China Ltd.	1,142,400	5,338,513
Sun Hung Kai Properties Ltd.	512,000	6,575,127
Swire Pacific Ltd., Class A	144,000	1,734,953
Wheelock & Co., Ltd.	262,000	1,307,213
Wing Hang Bank Ltd.	184,531	1,650,512
Total		39,123,957
Ireland 0.1%
James Hardie Industries PLC	163,327	1,402,474
Italy 0.8%
Enel SpA	1,803,829	5,660,358
Finmeccanica SpA(a)	370,600	1,854,099
Mediobanca SpA	333,572	1,734,833
Total		9,249,290
Japan 21.1%
Aeon Credit Service Co., Ltd.	41,100	1,164,257
Aeon Mall Co., Ltd.	72,600	1,801,059
Ajinomoto Co., Inc.	164,000	2,405,759
Asahi Glass Co., Ltd.	363,000	2,352,893
Asahi Kasei Corp.	309,000	2,038,822

Common Stocks (continued)

Issuer	Shares	Value ($)
Astellas Pharma, Inc.	101,200	5,497,600
Bridgestone Corp.	138,700	4,729,701
Credit Saison Co., Ltd.	61,500	1,545,315
Daiichi Sankyo Co., Ltd.	67,600	1,126,541
Daikin Industries Ltd.	37,000	1,495,533
Daito Trust Construction Co., Ltd.	26,400	2,487,401
Dentsu, Inc.	40,600	1,404,540
Don Quijote Co., Ltd.	29,800	1,446,625
East Japan Railway Co.	76,000	5,915,273
Fuji Heavy Industries Ltd.	183,000	4,519,045
Hitachi High-Technologies Corp.	50,800	1,225,078
Hitachi Ltd.	791,000	5,068,333
Honda Motor Co., Ltd.	184,500	6,854,070
Inpex Corp.	554	2,302,535
ITOCHU Corp.	209,000	2,416,854
Japan Airlines Co., Ltd.	15,300	787,654
Japan Tobacco, Inc.	244,900	8,644,370
JFE Holdings, Inc.	87,500	1,916,946
JSR Corp.	67,600	1,367,794
JTEKT Corp.	160,800	1,802,386
JX Holdings, Inc.	350,000	1,689,944
Kansai Electric Power Co., Inc. (The)(a)	550,900	7,540,889
Kawasaki Heavy Industries Ltd.	503,000	1,543,703
KDDI Corp.	94,400	4,915,734
Komatsu Ltd.	44,300	1,020,315
Kubota Corp.	107,000	1,557,211
Kyocera Corp.	20,700	2,106,140
LIXIL Group Corp.	153,200	3,730,530
Makita Corp.	41,600	2,236,511
Mitsubishi Electric Corp.	541,000	5,055,163
Mitsubishi Gas Chemical Co., Inc.	199,000	1,458,986
Mitsubishi UFJ Financial Group, Inc.	1,232,900	7,614,230
Mitsubishi UFJ Lease & Finance Co., Ltd.	427,500	2,028,290
Mitsui Fudosan Co., Ltd.	80,000	2,352,004
MS&AD Insurance Group Holdings, Inc.	168,500	4,268,138
Murata Manufacturing Co., Ltd.	45,800	3,483,774
Nippon Steel & Sumitomo Metal Corp.	562,000	1,514,170
Nissan Motor Co., Ltd.	464,000	4,650,491
Nitori Co., Ltd.	26,850	2,161,668
Nitto Denko Corp.	71,800	4,604,939

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Nomura Holdings, Inc.	157,800	1,161,529
Olympus Corp.(a)	49,900	1,516,331
Omron Corp.	36,300	1,082,212
ORIX Corp.	563,500	7,689,927
Rakuten, Inc.	348,100	4,116,277
Rohto Pharmaceutical Co., Ltd.	133,000	1,886,896
Santen Pharmaceutical Co., Ltd.	23,100	999,648
Sega Sammy Holdings, Inc.	147,000	3,683,543
Seven & I Holdings Co., Ltd.	150,900	5,526,464
Shin-Etsu Chemical Co., Ltd.	52,000	3,441,635
Shinko Electric Industries Co., Ltd.	112,300	1,319,203
Shinsei Bank Ltd.	1,960,000	4,450,864
Shionogi & Co., Ltd.	69,900	1,457,653
SoftBank Corp.	193,900	11,286,910
Sumitomo Electric Industries Ltd.	321,400	3,825,962
Sumitomo Mitsui Financial Group, Inc.	259,400	11,873,529
Sumitomo Mitsui Trust Holdings, Inc.	917,000	4,278,592
Sumitomo Rubber Industries Ltd.	79,100	1,291,237
Suzuki Motor Corp.	75,300	1,735,689
Tokio Marine Holdings, Inc.	62,700	1,978,497
Tokyo Electron Ltd.	16,700	844,344
Tokyo Tatemono Co., Ltd.	184,000	1,531,074
Toray Industries, Inc.	309,000	1,996,647
Toshiba Corp.	695,000	3,331,535
Toyota Motor Corp.	286,200	17,262,967
West Japan Railway Co.	66,500	2,820,284
Yahoo! Japan Corp.	6,186	3,046,079
Total		243,284,742
Luxembourg 0.2%
RTL Group SA	21,400	1,759,982
Mexico 0.1%
Fresnillo PLC	89,400	1,206,975
Netherlands 4.9%
Aegon NV	854,038	5,729,790
ASML Holding NV	55,917	4,414,131
Koninklijke Ahold NV	173,865	2,585,887
Koninklijke DSM NV	44,500	2,901,107
Koninklijke Philips NV	229,915	6,267,737

Common Stocks (continued)

Issuer	Shares	Value ($)
Randstad Holding NV	96,200	3,954,623
Royal Dutch Shell PLC, Class A	663,334	21,189,545
Unilever NV-CVA	244,300	9,616,700
Total		56,659,520
Norway 1.3%
Aker Solutions ASA	102,854	1,399,472
DNB ASA	410,600	5,945,043
Seadrill Ltd.	83,500	3,370,599
Telenor ASA	207,900	4,120,797
Total		14,835,911
Singapore 1.8%
Global Logistic Properties Ltd.	1,176,000	2,543,770
Noble Group Ltd.	2,119,000	1,611,573
SembCorp Industries Ltd.	39,000	151,729
Singapore Telecommunications Ltd.	2,646,000	7,836,966
United Overseas Bank Ltd.	452,493	7,066,182
UOL Group Ltd.	371,000	1,961,254
Total		21,171,474
Spain 1.3%
Amadeus IT Holding SA, Class A	118,200	3,783,011
Enagas SA	131,683	3,254,686
Grifols SA, ADR	135,697	3,864,651
Repsol SA	186,194	3,929,619
Repsol SA	4,899	103,393
Total		14,935,360
Sweden 3.3%
Assa Abloy AB, Class B	105,300	4,115,311
Atlas Copco AB, Class A	65,400	1,576,260
Hennes & Mauritz AB, Class B	226,697	7,458,645
Nordea Bank AB	602,600	6,729,396
Sandvik AB	275,600	3,291,580
SKF AB B Shares	56,300	1,318,948
Svenska Cellulosa AB, Class B	190,900	4,787,530
Svenska Handelsbanken AB, Class A	40,500	1,622,610
Swedbank AB, Class A	208,100	4,766,438
Volvo AB B Shares	198,800	2,652,878
Total		38,319,596

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Switzerland 7.8%
Cie Financiere Richemont SA, Class A	34,245	3,020,008
Credit Suisse Group AG, Registered Shares	253,420	6,709,063
Nestlé SA, Registered Shares	285,789	18,753,588
Partners Group Holding AG	8,000	2,165,431
Roche Holding AG, Genusschein Shares	49,298	12,235,633
Schindler Holding AG	18,588	2,586,302
Swatch Group AG (The)	10,175	5,557,982
Swiss Re AG	40,260	2,995,380
Swisscom AG	11,109	4,863,197
Syngenta AG, Registered Shares	10,603	4,134,733
Transocean Ltd.	77,665	3,729,245
UBS AG, Registered Shares	936,632	15,898,241
Zurich Insurance Group AG	26,550	6,882,003
Total		89,530,806
United Kingdom 18.3%
Aggreko PLC	44,000	1,099,757
Amarin Corp. PLC, ADR(a)	212,800	1,234,240
Associated British Foods PLC	57,700	1,522,130
Barclays PLC	2,931,850	12,485,998
BG Group PLC	402,758	6,844,492
BHP Billiton PLC	159,787	4,074,222
BP PLC	960,408	6,665,179
British American Tobacco PLC	276,456	14,179,309
British Land Co. PLC	225,961	1,946,561
BT Group PLC	2,082,200	9,775,412
Bunzl PLC	73,200	1,427,701
Capita Group PLC (The)	112,700	1,656,578
Centrica PLC	949,544	5,193,734
Croda International PLC	23,400	882,416
Experian PLC	185,500	3,223,946
GlaxoSmithKline PLC	518,514	12,960,895
Hikma Pharmaceuticals PLC	126,953	1,837,199
HSBC Holdings PLC	1,688,767	17,482,364
IMI PLC	167,300	3,153,355
Imperial Tobacco Group PLC	216,349	7,501,818
Intercontinental Hotels Group PLC	66,100	1,816,574
ITV PLC	1,295,300	2,761,651
Johnson Matthey PLC	81,746	3,266,157
Common Stocks (continued)

Issuer	Shares	Value ($)
Kingfisher PLC	562,600	2,933,292
Legal & General Group PLC	1,481,344	3,860,904
Lloyds Banking Group PLC(a)	4,978,900	4,781,299
Meggitt PLC	245,800	1,936,581
Next PLC	19,300	1,336,915
Prudential PLC	249,519	4,072,842
Reckitt Benckiser Group PLC	93,700	6,628,010
Rio Tinto PLC	212,200	8,629,951
Rolls-Royce Holdings PLC	278,400	4,793,599
Royal Dutch Shell PLC, Class B	65,900	2,182,538
SABMiller PLC	163,900	7,857,918
Sage Group PLC (The)	341,176	1,763,272
Scottish & Southern Energy PLC	286,400	6,632,329
Serco Group PLC	207,340	1,949,840
Standard Chartered PLC	318,773	6,920,684
Unilever PLC	95,000	3,845,807
Vodafone Group PLC	2,145,565	6,148,497
Whitbread PLC	54,759	2,547,370
William Hill PLC	196,167	1,315,470
Wolseley PLC	63,304	2,920,818
WPP PLC	288,459	4,930,578
Total		210,980,202
Total Common Stocks (Cost: $964,872,397)		1,075,456,309
Preferred Stocks 0.9%
Germany 0.9%
Volkswagen AG	49,267	9,951,127
United Kingdom —%
Rolls-Royce Holdings PLC(a)(b)	36,866,200	56,071
Total Preferred Stocks (Cost: $8,675,244)		10,007,198
Rights —%
Spain —%
Repsol SA(a)	32	18
Total Rights (Cost: $19)		18

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2013 (Unaudited)

Money Market Funds 5.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(c)(d)	57,841,161	57,841,161
Total Money Market Funds (Cost: $57,841,161)		57,841,161
Total Investments (Cost: $1,031,388,821)		1,143,304,686
Other Assets & Liabilities, Net		7,956,586
Net Assets		1,151,261,272

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $2,200,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Mini MSCI EAFE Index	500	40,992,500	September 2013	—	(900,625)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $56,071, which represents less than 0.01% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,577,211	153,089,218	(120,825,268)	57,841,161	14,546	57,841,161

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	131,704,895	—	131,704,895
Consumer Staples	—	129,913,521	—	129,913,521
Energy	—	73,545,180	—	73,545,180
Financials	—	278,338,532	—	278,338,532
Health Care	5,098,890	108,768,715	—	113,867,605
Industrials	—	122,619,966	—	122,619,966
Information Technology	—	46,134,880	—	46,134,880
Materials	—	86,606,594	—	86,606,594
Telecommunication Services	—	61,797,169	—	61,797,169
Utilities	—	30,927,967	—	30,927,967
Preferred Stocks
Consumer Discretionary	—	9,951,127	—	9,951,127
Industrials	—	56,071	—	56,071
Rights
Energy	—	18	—	18
Total Equity Securities	5,098,890	1,080,364,635	—	1,085,463,525
Other
Money Market Funds	57,841,161	—	—	57,841,161
Total Other	57,841,161	—	—	57,841,161
Investments in Securities	62,940,051	1,080,364,635	—	1,143,304,686
Derivatives
Liabilities
Futures Contracts	(900,625)	—	—	(900,625)
Total	62,039,426	1,080,364,635	—	1,142,404,061

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 0.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.5%
Commonwealth Bank of Australia(a) 01/15/16	0.750%	12,305,000	12,199,429
Total Corporate Bonds & Notes (Cost: $12,285,804)			12,199,429

Residential Mortgage-Backed Securities — Agency(b) 44.7%

Federal Home Loan Mortgage Corp.(c) 02/15/42	5.500%	2,642,371	3,043,765
11/01/37 - 12/01/38	6.500%	2,804,157	3,100,564
05/01/35	7.000%	9,273,537	10,784,803
CMO Series 3035 Class PA 09/15/35	5.500%	3,485,225	3,841,136
CMO Series 3537 Class DL 05/15/39	6.000%	7,379,816	8,127,133
CMO Series 3613 Class HJ 12/15/39	5.500%	24,323,069	27,372,208
CMO Series 3704 Class CT 12/15/36	7.000%	3,555,972	4,233,126
CMO Series 3980 Class EP 01/15/42	5.000%	4,920,695	5,561,276
Structured Pass-Through Securities CMO Series T-55 Class 1A2 03/25/43	7.000%	2,146	2,412
CMO Series T-57 Class 1A3 07/25/43	7.500%	527,396	615,224
CMO Series T-59 Class 1A3 10/25/43	7.500%	220,141	265,193
CMO Series T-60 Class 1A2 03/25/44	7.000%	224,367	246,005
CMO Series T-60 Class 1A3 03/25/44	7.500%	90,310	108,851
Federal Home Loan Mortgage Corp.(c)(d) 01/01/43	2.381%	4,794,859	4,854,353
10/01/42	3.067%	1,672,349	1,706,284
08/01/41	3.561%	6,021,702	6,331,783
07/01/38	5.861%	9,425,550	10,185,788
06/01/37	6.059%	2,572,990	2,780,633
Structured Pass-Through Securities CMO Series T-41 Class 3A 07/25/32	6.705%	2,213,603	2,596,614
CMO Series T-51 Class 2A 08/25/42	7.500%	2,362,157	2,848,837
Federal Home Loan Mortgage Corp.(c)(e) 06/01/43 - 07/01/43	4.000%	12,259,678	12,847,883
Federal National Mortgage Association(c) 02/01/38 - 07/15/43	5.000%	126,984,621	140,248,454

Residential Mortgage-Backed Securities — Agency(b) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/38 - 05/01/43	5.500%	226,238,131	252,413,872
04/01/35 - 06/01/43	6.000%	114,896,963	128,086,555
08/01/37 - 02/01/41	6.500%	57,742,293	66,273,728
04/01/35	7.000%	3,529,265	4,120,326
07/01/29 - 07/01/32	7.500%	1,109,405	1,299,453
CMO Series 2000-T6 Class A1 06/25/30	7.500%	856,152	1,024,984
CMO Series 2001-T1 Class A1 10/25/40	7.500%	3,234,944	3,759,332
CMO Series 2001-T3 Class A1 11/25/40	7.500%	934,588	1,139,688
CMO Series 2001-T4 Class A1 07/25/41	7.500%	134,957	163,456
CMO Series 2001-T8 Class A1 07/25/41	7.500%	2,344,912	2,749,034
CMO Series 2002-14 Class A1 01/25/42	7.000%	985,282	1,095,254
CMO Series 2002-14 Class A2 01/25/42	7.500%	2,058,918	2,350,232
CMO Series 2002-26 Class A1 01/25/48	7.000%	1,308,045	1,443,394
CMO Series 2002-26 Class A2 01/25/48	7.500%	1,813,270	2,011,121
CMO Series 2002-33 Class A2 06/25/32	7.500%	210,639	255,595
CMO Series 2002-90 Class A1 06/25/42	6.500%	38,020	44,019
CMO Series 2002-T12 Class A3 05/25/42	7.500%	1,896,063	2,296,038
CMO Series 2002-T16 Class A2 07/25/42	7.000%	1,097,717	1,294,764
CMO Series 2002-W8 Class A3 06/25/42	7.500%	167,393	188,485
CMO Series 2003-25 Class KP 04/25/33	5.000%	5,760,771	6,274,177
CMO Series 2003-W12 Class 1A8 06/25/43	4.550%	5,938,406	6,300,572
CMO Series 2003-W2 Class 1A1 07/25/42	6.500%	25,733	29,738
CMO Series 2004-W11 Class 1A2 05/25/44	6.500%	3,700,934	4,142,685
CMO Series 2004-W14 Class 2A 07/25/44	7.500%	207,535	233,148
CMO Series 2004-W2 Class 5A 03/25/44	7.500%	408,195	479,909
CMO Series 2004-W9 Class 1A3 02/25/44	6.050%	6,365,818	6,947,860
CMO Series 2004-W9 Class 2A3 02/25/44	7.500%	1,154,864	1,328,571
CMO Series 2005-W1 Class 1A4 10/25/44	7.500%	3,558,012	4,304,817
CMO Series 2005-W3 Class 1A 03/25/45	7.500%	1,858,428	2,276,272

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency(b) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-W4 Class 1A3 08/25/35	7.000%	952,228	1,120,484
CMO Series 2006-4 Class MD 03/25/35	6.000%	2,257,000	2,451,271
CMO Series 2009-14 Class A 06/25/35	7.000%	5,192,167	6,054,045
CMO Series 2010-60 Class HJ 05/25/40	5.500%	31,594,077	35,715,746
CMO Series 2010-71 Class HJ 07/25/40	5.500%	6,244,465	7,061,591
CMO Series 2012-28 Class PT 03/25/42	4.000%	20,548,933	21,506,575
CMO Series 2044-W8 Class 3A 06/25/44	7.500%	1,910,768	2,255,973
Federal National Mortgage Association(c)(d) 01/01/43	2.560%	3,067,752	3,072,627
04/01/42	2.695%	5,526,617	5,692,173
08/01/42	2.789%	1,912,078	1,954,123
12/01/42	2.802%	1,687,222	1,712,980
03/01/42	2.926%	2,374,364	2,441,019
08/01/42	3.029%	6,002,499	6,129,310
10/01/41	3.049%	1,965,809	2,048,760
06/01/42	3.094%	2,695,963	2,752,364
10/01/41	3.224%	16,802,793	17,518,629
03/01/42	3.228%	13,501,010	14,010,553
09/01/41	3.313%	16,158,398	16,883,153
07/01/41	3.339%	13,256,040	13,868,944
10/01/41	3.400%	4,173,596	4,343,181
07/01/41	3.544%	2,462,584	2,597,086
09/01/41	3.614%	11,741,420	12,293,876
08/01/41	3.688%	6,235,923	6,527,556
CMO Series 1999-T2 Class A1 01/19/39	7.500%	386,062	434,300
CMO Series 2001-W3 Class A 09/25/41	7.000%	181,358	207,911
CMO Series 2002-W1 Class 2A 02/25/42	6.767%	722,632	860,808
CMO Series 2002-W6 Class 2A1 06/25/42	6.547%	13,211	14,958
CMO Series 2003-W1 Class 2A 12/25/42	6.830%	408,043	485,356
CMO Series 2003-W4 Class 4A 10/25/42	7.155%	1,044,048	1,226,651
CMO Series 2010-111 Class WA 10/25/40	6.048%	2,165,648	2,494,493
Federal National Mortgage Association(c)(d)(e) 06/01/43	1.909%	9,077,385	9,151,751
Federal National Mortgage Association(c)(e) 08/25/43	2.050%	10,095,000	9,968,812
Government National Mortgage Association(c) 08/15/39 - 07/20/41	5.000%	29,382,774	32,551,380
03/15/33	5.500%	2,981,469	3,398,029
09/15/35	6.000%	21,942,486	24,532,015
08/15/36	6.500%	2,388,781	2,793,197

Residential Mortgage-Backed Securities — Agency(b) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2002-47 Class PY 07/20/32	6.000%	4,761,396	5,378,673
CMO Series 2009-42 Class CT 08/16/35	6.000%	8,493,330	9,805,898
Total Residential Mortgage-Backed Securities — Agency (Cost: $1,061,264,423)			1,049,345,655

Commercial Mortgage-Backed Securities — Agency 0.2%

Federal National Mortgage Association Series 2011-M2 Class A1(c) 07/25/21	2.019%	5,407,978	5,530,620
Total Commercial Mortgage-Backed Securities — Agency (Cost: $5,430,071)			5,530,620

Commercial Mortgage-Backed Securities — Non-Agency 5.5%

CFCRE Commercial Mortgage Trust(a)(c) Series 2011-C1 Class A1 04/15/44	1.871%	5,612,935	5,672,320
CFCRE Commercial Mortgage Trust(c) Series 2011-C2 Class A1 12/15/47	1.558%	3,212,436	3,233,573
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4(c) 05/15/43	4.860%	4,201,000	4,401,451
Commercial Mortgage Pass Through Certificates Series 2013-CR8 Class A1(c) 06/10/46	1.024%	13,103,000	13,038,651
Credit Suisse First Boston Mortgage Securities Corp.(c)(d) Series 2005-C1 Class A4 02/15/38	5.014%	4,481,947	4,674,052
Series 2005-C6 Class A4 12/15/40	5.230%	8,822,111	9,477,779
DBUBS Mortgage Trust(a)(c) Series 2011-LC2A Class A1 07/10/44	3.527%	7,870,417	8,395,384
DBUBS Mortgage Trust(c) Series 2011-LC3A Class A1 08/10/44	2.238%	3,202,989	3,242,283
DDR Corp. Series 2009-DDR1 Class A(a)(c) 10/14/22	3.807%	11,128,576	11,450,137

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. II Series 2010-C2 Class A1(a)(c) 12/10/43	3.849%	9,699,647	10,358,732
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41(c)(d) 04/10/37	5.243%	8,907,000	8,885,062
JPMBB Commercial Mortgage Securities Trust Series 2013-C12 Class A1(c) 07/15/45	1.085%	12,567,000	12,468,745
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTR Class A1(a)(c) 08/05/32	3.300%	2,450,492	2,555,023
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A1(a)(c) 02/15/46	1.875%	2,113,226	2,127,930
LB-UBS Commercial Mortgage Trust(c)(d) Series 2004-C6 Class A6 08/15/29	5.020%	4,984,000	5,105,500
Series 2005-C7 Class A3 11/15/30	5.623%	3,163,000	3,257,975
Morgan Stanley Capital I Trust Series 2011-C2 Class A1(a)(c) 06/15/44	1.480%	7,225,138	7,262,116
Motel 6 Trust Series 2012-MTL6 Class A2(a)(c) 10/05/25	1.948%	13,096,000	12,702,851
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $130,334,532)			128,309,564

Asset-Backed Securities — Non-Agency 9.1%

Ally Master Owner Trust Series 2010-4 Class A(d) 08/15/17	1.263%	4,000,000	4,053,718
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2 10/11/16	0.680%	10,669,000	10,665,297
American Express Credit Account Master Trust Series 2012-4 Class A(d) 05/15/20	0.443%	22,134,000	22,008,489
American Express Issuance Trust II Series 2013-1 Class A(d) 02/15/19	0.473%	12,101,000	12,026,230
Chase Issuance Trust Series 2013-A3 Class A3(d) 04/15/20	0.473%	12,699,000	12,702,965
Discover Card Execution Note Trust Series 2013-A1 Class A1(d) 08/17/20	0.493%	5,286,000	5,245,012

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Vehicle Financing LLC Series 2013-1A Class A1(a) 08/25/17	1.120%	16,580,000	16,417,931
Nelnet Student Loan Trust(d) Series 2006-2 Class A4 10/26/26	0.356%	9,272,044	9,226,212
Series 2007-1 Class A1 11/27/18	0.283%	1,944,999	1,938,248
SLC Student Loan Trust Series 2007-2 Class A2(d) 05/15/28	0.675%	6,741,815	6,689,525
SLM Private Education Loan Trust(a) Series 2013-B Class A2A 05/15/30	1.850%	7,834,000	7,428,546
SLM Private Education Loan Trust(a)(d) Series 2013-A Class A1 08/15/22	0.793%	168,124	167,034
Series 2013-B Class A1 07/15/22	0.843%	13,786,501	13,748,709
SLM Private Education Loan Trust(d) Series 2013-1 Class A2 09/25/19	0.443%	10,396,000	10,311,773
SLM Student Loan Trust(a)(d) Series 2004-8A Class A5 04/25/24	0.776%	11,000,000	10,979,968
Series 2011-B Class A1 12/16/24	1.043%	4,497,581	4,507,291
Series 2011-C Class A1 12/15/23	1.593%	4,157,792	4,195,205
Series 2012-C Class A1 08/15/23	1.293%	7,391,184	7,433,423
Series 2012-E Class A1 10/16/23	0.943%	5,566,800	5,568,845
Series 2012-E Class A2B 06/15/45	1.943%	5,340,000	5,435,811
SLM Student Loan Trust(d) Series 2002-6 Class A4CP 03/15/19	0.380%	1,935,593	1,933,347
Series 2005-6 Class A5B 07/27/26	1.476%	3,234,774	3,273,197
Series 2008-4 Class A3 10/25/17	1.526%	4,229,000	4,283,833
Series 2010-1 Class A 03/25/25	0.593%	8,924,442	8,860,293
Series 2013-3 Class A2 05/26/20	0.495%	12,531,000	12,493,759
Santander Drive Auto Receivables Trust Series 2012-5 Class A2 12/15/15	0.570%	9,039,324	9,036,377
Series 2012-5 Class A3 12/15/16	0.830%	2,371,000	2,373,314
Total Asset-Backed Securities — Non-Agency (Cost: $214,089,639)			213,004,352

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2013 (Unaudited)

U.S. Treasury Obligations 30.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 11/15/13	0.500%	117,570,000	117,735,337
02/28/14	0.250%	51,016,000	51,053,854
03/31/14	1.750%	217,367,000	219,939,756
12/31/14	0.125%	26,127,000	26,080,050
04/30/15	0.125%	38,369,000	38,223,620
01/15/16	0.375%	73,492,000	73,227,870
U.S. Treasury(e) 06/30/15	0.375%	182,207,000	182,292,409
Total U.S. Treasury Obligations (Cost: $708,527,717)			708,552,896

U.S. Government & Agency Obligations 3.6%

Federal Home Loan Banks 10/18/13	3.625%	50,000,000	50,514,500
11/20/15	0.500%	35,000,000	34,961,745
Total U.S. Government & Agency Obligations (Cost: $85,598,497)			85,476,245

Treasury Bills 3.2%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
U.S. Treasury Bills 09/19/13	0.000%	52,630,000	52,625,895
09/26/13	0.000%	23,250,000	23,248,024
Total Treasury Bills (Cost: $75,871,041)			75,873,919

Money Market Funds 11.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(f)(g)	261,244,457	261,244,457
Total Money Market Funds (Cost: $261,244,457)		261,244,457
Total Investments (Cost: $2,554,646,181)		2,539,537,137
Other Assets & Liabilities, Net		(190,378,933)
Net Assets		2,349,158,204

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $148,606,685 or 6.33% of net assets.

(b)  Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2013:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Federal National Mortgage Association 08/01/42 5.500%	39,000,000	08/12/13	42,179,859	42,333,283

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  Variable rate security.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(g)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	51,084,122	1,428,905,406	(1,218,745,071)	261,244,457	48,828	261,244,457

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	12,199,429	—	12,199,429
Residential Mortgage-Backed Securities — Agency	—	1,039,376,843	9,968,812	1,049,345,655
Commercial Mortgage-Backed Securities — Agency	—	5,530,620	—	5,530,620
Commercial Mortgage-Backed Securities — Non-Agency	—	128,309,564	—	128,309,564
Asset-Backed Securities — Non-Agency	—	213,004,352	—	213,004,352
U.S. Treasury Obligations	708,552,896	—	—	708,552,896
U.S. Government & Agency Obligations	—	85,476,245	—	85,476,245
Total Bonds	708,552,896	1,483,897,053	9,968,812	2,202,418,761
Short-Term Securities
Treasury Bills	75,873,919	—	—	75,873,919
Total Short-Term Securities	75,873,919	—	—	75,873,919
Other
Money Market Funds	261,244,457	—	—	261,244,457
Total Other	261,244,457	—	—	261,244,457
Investments in Securities	1,045,671,272	1,483,897,053	9,968,812	2,539,537,137
Forward Sale Commitments Liability	—	(42,333,283)	—	(42,333,283)
Total	1,045,671,272	1,441,563,770	9,968,812	2,497,203,854

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities — Agency ($)
Balance as of December 31, 2012	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	—
Sales	—
Purchases	9,968,812
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2013	9,968,812

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

	Columbia Variable Portfolio — Limited Duration Credit Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — American Century Growth Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $2,674,148,688, $3,109,881,990, $983,690,366)	$2,669,131,947	$3,100,021,924	$1,105,354,302
Affiliated issuers (identified cost $137,019,864, $200,616,398, $13,845,104)	137,019,864	200,616,398	13,845,104
Total investments (identified cost $2,811,168,552, $3,310,498,388, $997,535,470)	2,806,151,811	3,300,638,322	1,119,199,406
Cash	—	1,729	—
Foreign currency (identified cost $—, $1, $—)	—	1	—
Margin deposits	4,905,325	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	510,230	—
Receivable for:
Investments sold	850,126	79,835,876	38,093,643
Capital shares sold	163,829	33,165,269	101,922
Dividends	10,884	11,651	1,104,811
Interest	23,075,368	17,631,288	—
Reclaims	2,527	11,468	3,014
Variation margin	160,577	—	—
Expense reimbursement due from Investment Manager	42,905	—	—
Total assets	2,835,363,352	3,431,805,834	1,158,502,796
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	—	9,095	—
Payable for:
Investments purchased	26,091,897	77,377,226	34,337,151
Investments purchased on a delayed delivery basis	—	373,962,471	—
Capital shares purchased	257	35,000,166	4,109,183
Investment management fees	982,786	1,011,336	568,965
Distribution and/or service fees	1,511	1,292	398
Transfer agent fees	129,102	136,738	53,060
Administration fees	134,856	142,492	49,970
Compensation of board members	49,916	46,445	35,268
Other expenses	25,977	27,994	21,941
Total liabilities	27,416,302	487,715,255	39,175,936
Net assets applicable to outstanding capital stock	$2,807,947,050	$2,944,090,579	$1,119,326,860

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Columbia Variable Portfolio — Limited Duration Credit Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — American Century Growth Fund
Represented by
Paid-in capital	$2,748,775,502	$2,928,951,587	$—
Undistributed (excess of distributions over) net investment income	22,640,995	22,490,279	—
Accumulated net realized gain (loss)	29,482,889	2,008,462	—
Unrealized appreciation (depreciation) on:
Investments	(5,016,741)	(9,860,066)	—
Foreign currency translations	—	(818)	—
Forward foreign currency exchange contracts	—	501,135	—
Futures contracts	12,064,405	—	—
Partners' capital	$—	$—	$1,119,326,860
Total — representing net assets applicable to outstanding capital stock	$2,807,947,050	$2,944,090,579	$1,119,326,860
Class 1
Net assets	$2,800,104,278	$2,937,400,006	$1,117,269,818
Shares outstanding	272,136,927	278,184,318	79,223,707
Net asset value per share	$10.29	$10.56	$14.10
Class 2
Net assets	$7,842,772	$6,690,573	$2,057,042
Shares outstanding	764,486	635,079	147,016
Net asset value per share	$10.26	$10.54	$13.99

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — Columbia Wanger International Equities Fund	Variable Portfolio — Columbia Wanger U.S. Equities Fund	Variable Portfolio — DFA International Value Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $524,450,139, $549,585,535, $1,089,869,990)	$611,551,628	$757,012,923	$1,126,070,460
Affiliated issuers (identified cost $13,425,507, $9,513,645, $9,744,520)	13,425,507	9,513,645	9,744,520
Total investments (identified cost $537,875,646, $559,099,180, $1,099,614,510)	624,977,135	766,526,568	1,135,814,980
Cash	305	—	30,483
Foreign currency (identified cost $674,596, $—, $1,920,500)	663,275	—	1,911,229
Receivable for:
Investments sold	5,340,910	2,324,502	—
Capital shares sold	81,479	64,966	254,962
Dividends	675,677	393,016	3,023,605
Reclaims	512,134	844	2,214,371
Expense reimbursement due from Investment Manager	72,878	31,506	128,209
Total assets	632,323,793	769,341,402	1,143,377,839
Liabilities
Payable for:
Investments purchased	2,741,293	556,650	3,898,923
Capital shares purchased	209,025	1,926,533	3,559,171
Investment management fees	446,375	502,808	804,151
Distribution and/or service fees	1,884	1,538	548
Transfer agent fees	29,478	35,552	57,433
Administration fees	38,766	46,359	72,761
Compensation of board members	15,118	17,351	29,098
Other expenses	54,341	16,630	47,538
Other liabilities	1,964	—	—
Total liabilities	3,538,244	3,103,421	8,469,623
Net assets applicable to outstanding capital stock	$628,785,549	$766,237,981	$1,134,908,216

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — Columbia Wanger International Equities Fund	Variable Portfolio — Columbia Wanger U.S. Equities Fund	Variable Portfolio — DFA International Value Fund
Represented by
Paid-in capital	$516,231,563	$—	$1,060,093,028
Undistributed (excess of distributions over) net investment income	(10,483,057)	—	(351,086)
Accumulated net realized gain (loss)	35,949,238	—	39,054,177
Unrealized appreciation (depreciation) on:
Investments	87,101,489	—	36,200,470
Foreign currency translations	(13,684)	—	(88,373)
Partners' capital	$—	$766,237,981	$—
Total — representing net assets applicable to outstanding capital stock	$628,785,549	$766,237,981	$1,134,908,216
Class 1
Net assets	$618,639,785	$757,945,031	$1,132,247,081
Shares outstanding	50,522,012	49,461,694	117,114,321
Net asset value per share	$12.24	$15.32	$9.67
Class 2
Net assets	$10,145,764	$8,292,950	$2,661,135
Shares outstanding	828,400	545,381	275,754
Net asset value per share	$12.25	$15.21	$9.65

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Variable Portfolio — Holland Large Cap Growth Fund	Variable Portfolio — Invesco International Growth Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $803,006,451, $1,265,391,862, $1,398,863,086)	$802,508,728	$1,342,668,410	$1,623,500,673
Affiliated issuers (identified cost $32,975,222, $10,117,685, $70,226,213)	32,975,222	10,117,685	70,226,213
Total investments (identified cost $835,981,673, $1,275,509,547, $1,469,089,299)	835,483,950	1,352,786,095	1,693,726,886
Cash	9,536,764	—	—
Foreign currency (identified cost $—, $—, $2,037,516)	—	—	2,026,632
Receivable for:
Investments sold	3,971,199	—	72,038,475
Capital shares sold	376,182	95,198	201,490
Dividends	3,266	519,313	3,437,081
Interest	1,863,433	—	—
Reclaims	—	14,651	3,372,401
Expense reimbursement due from Investment Manager	75,603	—	—
Total assets	851,310,397	1,353,415,257	1,774,802,965
Liabilities
Payable for:
Investments purchased	1,930,000	—	10,346,991
Investments purchased on a delayed delivery basis	29,224,416	—	—
Capital shares purchased	1,547,312	526,639	1,533,038
Investment management fees	398,676	666,500	1,184,586
Distribution and/or service fees	3,815	790	796
Transfer agent fees	37,968	62,813	85,965
Administration fees	43,051	58,098	106,049
Compensation of board members	20,696	34,674	36,286
Other expenses	59,368	26,154	62,944
Total liabilities	33,265,302	1,375,668	13,356,655
Net assets applicable to outstanding capital stock	$818,045,095	$1,352,039,589	$1,761,446,310

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Variable Portfolio — Holland Large Cap Growth Fund	Variable Portfolio — Invesco International Growth Fund
Represented by
Paid-in capital	$799,959,848	$—	$1,444,694,089
Undistributed (excess of distributions over) net investment income	16,414,786	—	(5,121,781)
Accumulated net realized gain (loss)	2,168,184	—	97,334,779
Unrealized appreciation (depreciation) on:
Investments	(497,723)	—	224,637,587
Foreign currency translations	—	—	(98,364)
Partners' capital	$—	$1,352,039,589	$—
Total — representing net assets applicable to outstanding capital stock	$818,045,095	$1,352,039,589	$1,761,446,310
Class 1
Net assets	$798,020,798	$1,347,991,944	$1,757,302,719
Shares outstanding	82,007,341	91,171,330	150,843,212
Net asset value per share	$9.73	$14.79	$11.65
Class 2
Net assets	$20,024,297	$4,047,645	$4,143,591
Shares outstanding	2,081,549	275,907	356,491
Net asset value per share	$9.62	$14.67	$11.62

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — J.P. Morgan Core Bond Fund	Variable Portfolio — Jennison Mid Cap Growth Fund	Variable Portfolio — MFS Value Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $2,829,103,456, $809,372,984, $1,491,753,649)	$2,861,966,936	$1,021,556,567	$1,992,793,586
Affiliated issuers (identified cost $32,100,687, $25,526,016, $16,784,267)	32,100,687	25,526,016	16,784,267
Total investments (identified cost $2,861,204,143, $834,899,000, $1,508,537,916)	2,894,067,623	1,047,082,583	2,009,577,853
Foreign currency (identified cost $—, $—, $27,999)	—	—	27,999
Receivable for:
Investments sold	444,251	3,909,691	1,714,220
Capital shares sold	49,167,863	112,936	20,228,476
Dividends	4,945	867,289	3,296,950
Interest	16,490,615	—	—
Reclaims	10,163	—	808,780
Expense reimbursement due from Investment Manager	—	41,528	—
Total assets	2,960,185,460	1,052,014,027	2,035,654,278
Liabilities
Disbursements in excess of cash	39,025	—	31,623
Payable for:
Investments purchased	1,150,214	3,157,098	—
Investments purchased on a delayed delivery basis	10,002,308	—	—
Capital shares purchased	51,004,925	1,585,902	22,784,030
Investment management fees	995,743	602,724	982,172
Distribution and/or service fees	1,184	648	819
Transfer agent fees	134,399	48,373	94,856
Administration fees	140,154	46,064	84,802
Compensation of board members	43,745	21,756	34,816
Other expenses	31,483	22,031	26,215
Total liabilities	63,543,180	5,484,596	24,039,333
Net assets applicable to outstanding capital stock	$2,896,642,280	$1,046,529,431	$2,011,614,945

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — J.P. Morgan Core Bond Fund	Variable Portfolio — Jennison Mid Cap Growth Fund	Variable Portfolio — MFS Value Fund
Represented by
Paid-in capital	$2,849,260,059	$—	$—
Undistributed (excess of distributions over) net investment income	12,565,372	—	—
Accumulated net realized gain (loss)	1,953,369	—	—
Unrealized appreciation (depreciation) on:
Investments	32,863,480	—	—
Partners' capital	$—	$1,046,529,431	$2,011,614,945
Total — representing net assets applicable to outstanding capital stock	$2,896,642,280	$1,046,529,431	$2,011,614,945
Class 1
Net assets	$2,890,721,818	$1,043,078,845	$2,007,213,422
Shares outstanding	272,288,419	70,702,796	137,535,871
Net asset value per share	$10.62	$14.75	$14.59
Class 2
Net assets	$5,920,462	$3,450,586	$4,401,523
Shares outstanding	559,235	235,959	303,835
Net asset value per share	$10.59	$14.62	$14.49

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — Mondrian International Small Cap Fund	Variable Portfolio — Morgan Stanley Global Real Estate Fund	Variable Portfolio — NFJ Dividend Value Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $311,515,376, $328,922,362, $1,559,948,724)	$372,075,257	$395,310,966	$1,848,756,762
Affiliated issuers (identified cost $13,882,595, $1,400,829, $54,066,357)	13,882,595	1,400,829	54,066,357
Total investments (identified cost $325,397,971, $330,323,191, $1,614,015,081)	385,957,852	396,711,795	1,902,823,119
Cash	—	3,713	—
Foreign currency (identified cost $451,114, $282,103, $—)	447,830	282,103	—
Unrealized appreciation on forward foreign currency exchange contracts	1,981,538	—	—
Receivable for:
Investments sold	260,809	773,674	4,873,275
Capital shares sold	84,341	33,436	190,953
Dividends	903,626	1,019,271	5,477,983
Reclaims	343,788	149,318	408,626
Expense reimbursement due from Investment Manager	31,858	55,382	—
Total assets	390,011,642	399,028,692	1,913,773,956
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	351,231	—	—
Payable for:
Investments purchased	593,171	576,913	7,857,009
Capital shares purchased	255,028	2,540,876	3,065,303
Investment management fees	279,290	265,030	936,097
Distribution and/or service fees	1	1,753	981
Transfer agent fees	17,980	18,708	89,858
Administration fees	23,974	24,944	80,636
Compensation of board members	11,444	12,962	34,941
Other expenses	36,312	37,811	20,748
Total liabilities	1,568,431	3,478,997	12,085,573
Net assets applicable to outstanding capital stock	$388,443,211	$395,549,695	$1,901,688,383

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — Mondrian International Small Cap Fund	Variable Portfolio — Morgan Stanley Global Real Estate Fund	Variable Portfolio — NFJ Dividend Value Fund
Represented by
Paid-in capital	$331,895,524	$317,460,861	$—
Undistributed (excess of distributions over) net investment income	(6,102,452)	(14,437,212)	—
Accumulated net realized gain (loss)	476,289	26,143,448	—
Unrealized appreciation (depreciation) on:
Investments	60,559,881	66,388,604	—
Foreign currency translations	(16,338)	(6,006)	—
Forward foreign currency exchange contracts	1,630,307	—	—
Partners' capital	$—	$—	$1,901,688,383
Total — representing net assets applicable to outstanding capital stock	$388,443,211	$395,549,695	$1,901,688,383
Class 1
Net assets	$388,436,077	$386,353,246	$1,896,529,766
Shares outstanding	32,813,156	33,739,232	126,074,114
Net asset value per share	$11.84	$11.45	$15.04
Class 2
Net assets	$7,134	$9,196,449	$5,158,617
Shares outstanding	603	805,560	345,604
Net asset value per share	$11.83	$11.42	$14.93

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Variable Portfolio — Partners Small Cap Growth Fund	Variable Portfolio — PIMCO Mortgage- Backed Securities Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $952,614,999, $392,082,757, $1,887,615,622)	$1,164,292,274	$535,799,247	$1,859,264,000
Repurchase agreements (identified cost $—, $—, $184,600,000)	—	—	184,600,000
Affiliated issuers (identified cost $15,034,834, $11,493,290, $—)	15,034,834	11,493,290	—
Total investments (identified cost $967,649,833, $403,576,047, $2,072,215,622)	1,179,327,108	547,292,537	2,043,864,000
Cash	—	230	12,259
Receivable for:
Investments sold	3,339,438	3,363,605	243,791,369
Investments sold on a delayed delivery basis	—	—	270,659,063
Capital shares sold	20,097,793	61,248	42,027
Dividends	692,347	301,146	—
Interest	—	—	3,361,567
Reclaims	89,354	—	—
Expense reimbursement due from Investment Manager	—	30,931	—
Due from broker	—	—	818,089
Total assets	1,203,546,040	551,049,697	2,562,548,374
Liabilities
Forward sale commitments, at value (proceeds receivable $—, $—, $193,849,712)	—	—	190,523,046
Payable for:
Investments purchased	2,764,694	3,513,736	52,132,408
Investments purchased on a delayed delivery basis	—	—	881,546,328
Capital shares purchased	24,346,993	1,682	4,189,749
Collateral and deposits	—	—	1,471,000
Investment management fees	599,332	366,233	523,813
Distribution and/or service fees	307	333	797
Transfer agent fees	56,096	25,309	66,772
Administration fees	52,500	33,556	72,526
Compensation of board members	33,758	14,318	27,677
Other expenses	20,587	14,276	69,068
Total liabilities	27,874,267	3,969,443	1,130,623,184
Net assets applicable to outstanding capital stock	$1,175,671,773	$547,080,254	$1,431,925,190

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Variable Portfolio — Partners Small Cap Growth Fund	Variable Portfolio — PIMCO Mortgage- Backed Securities Fund
Represented by
Paid-in capital	$—	$—	$1,464,029,704
Undistributed (excess of distributions over) net investment income	—	—	267,350
Accumulated net realized gain (loss)	—	—	(7,346,908)
Unrealized appreciation (depreciation) on:
Investments	—	—	(28,351,622)
Forward sale commitments	—	—	3,326,666
Partners' capital	$1,175,671,773	$547,080,254	$—
Total — representing net assets applicable to outstanding capital stock	$1,175,671,773	$547,080,254	$1,431,925,190
Class 1
Net assets	$1,174,043,961	$545,339,620	$1,428,169,253
Shares outstanding	81,537,677	35,400,115	142,644,672
Net asset value per share	$14.40	$15.41	$10.01
Class 2
Net assets	$1,627,812	$1,740,634	$3,755,937
Shares outstanding	114,010	113,912	375,948
Net asset value per share	$14.28	$15.28	$9.99

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — Pyramis® International Equity Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $973,547,660, $2,293,401,724)	$1,085,463,525	$2,278,292,680
Affiliated issuers (identified cost $57,841,161, $261,244,457)	57,841,161	261,244,457
Total investments (identified cost $1,031,388,821, $2,554,646,181)	1,143,304,686	2,539,537,137
Cash	—	5,471
Foreign currency (identified cost $347,511, $—)	347,513	—
Margin deposits	2,200,000	—
Receivable for:
Investments sold	14,816,295	151,167,627
Capital shares sold	135,266	22,055,242
Dividends	2,593,568	7,605
Interest	—	5,969,917
Reclaims	1,948,910	—
Expense reimbursement due from Investment Manager	7,653	—
Due from broker	39	—
Total assets	1,165,353,930	2,718,742,999
Liabilities
Forward sale commitments, at value (proceeds receivable $—, $42,179,859)	—	42,333,283
Disbursements in excess of cash	2,604	—
Payable for:
Investments purchased	13,037,326	90,498,243
Investments purchased on a delayed delivery basis	—	213,650,442
Capital shares purchased	1,173	22,000,251
Variation margin	75,000	—
Investment management fees	763,608	818,070
Distribution and/or service fees	313	420
Transfer agent fees	54,393	107,749
Administration fees	69,213	113,503
Compensation of board members	24,384	36,912
Other expenses	58,624	25,922
Other liabilities	6,020	—
Total liabilities	14,092,658	369,584,795
Net assets applicable to outstanding capital stock	$1,151,261,272	$2,349,158,204
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

	Variable Portfolio — Pyramis® International Equity Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Represented by
Paid-in capital	$987,704,090	$2,359,126,917
Undistributed (excess of distributions over) net investment income	(5,161,263)	5,627,601
Accumulated net realized gain (loss)	57,896,204	(333,846)
Unrealized appreciation (depreciation) on:
Investments	111,915,865	(15,109,044)
Foreign currency translations	(192,999)	—
Forward sale commitments	—	(153,424)
Futures contracts	(900,625)	—
Total — representing net assets applicable to outstanding capital stock	$1,151,261,272	$2,349,158,204
Class 1
Net assets	$1,149,632,329	$2,347,008,772
Shares outstanding	104,012,163	232,406,866
Net asset value per share	$11.05	$10.10
Class 2
Net assets	$1,628,943	$2,149,432
Shares outstanding	147,733	213,447
Net asset value per share	$11.03	$10.07

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

	Columbia Variable Portfolio — Limited Duration Credit Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — American Century Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$—	$10,691,371
Dividends — affiliated issuers	88,065	94,043	6,699
Interest	30,662,866	31,474,395	—
Income from securities lending — net	22	—	—
Foreign taxes withheld	(6,908)	—	(26,755)
Total income	30,744,045	31,568,438	10,671,315
Expenses:
Investment management fees	6,222,348	6,466,659	4,550,416
Distribution and/or service fees
Class 2	9,253	8,126	2,237
Transfer agent fees
Class 1	814,673	872,399	429,975
Class 2	2,221	1,950	537
Administration fees	853,678	910,827	395,544
Compensation of board members	37,304	38,550	25,566
Custodian fees	11,006	15,517	12,944
Printing and postage fees	13,847	14,228	6,444
Professional fees	28,048	28,270	19,524
Other	25,381	25,573	17,475
Total expenses	8,017,759	8,382,099	5,460,662
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(612,127)	—	—
Total net expenses	7,405,632	8,382,099	5,460,662
Net investment income (loss)	23,338,413	23,186,339	5,210,653
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	20,258,381	(1,144,730)	202,409,791
Foreign currency translations	—	20,210	—
Forward foreign currency exchange contracts	—	1,075,952	—
Futures contracts	10,869,684	2,338,063	—
Net realized gain (loss)	31,128,065	2,289,495	202,409,791
Net change in unrealized appreciation (depreciation) on:
Investments	(70,417,962)	(111,911,263)	(51,756,932)
Foreign currency translations	—	(1,389)	(2)
Forward foreign currency exchange contracts	—	905,529	—
Futures contracts	10,951,087	—	—
Net change in unrealized appreciation (depreciation)	(59,466,875)	(111,007,123)	(51,756,934)
Net realized and unrealized gain (loss)	(28,338,810)	(108,717,628)	150,652,857
Net change in net assets resulting from operations	$(5,000,397)	$(85,531,289)	$155,863,510

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2013 (Unaudited)

	Variable Portfolio — Columbia Wanger International Equities Fund	Variable Portfolio — Columbia Wanger U.S. Equities Fund	Variable Portfolio — DFA International Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$8,881,223	$3,995,332	$33,398,632
Dividends — affiliated issuers	11,770	5,224	4,539
Interest	—	—	3,968
Income from securities lending — net	—	39	—
Foreign taxes withheld	(838,354)	(16,149)	(3,131,647)
Total income	8,054,639	3,984,446	30,275,492
Expenses:
Investment management fees	2,863,888	3,194,557	5,949,546
Distribution and/or service fees
Class 2	10,548	8,213	3,317
Transfer agent fees
Class 1	186,640	223,823	427,020
Class 2	2,532	1,971	796
Administration fees	248,731	294,511	535,912
Compensation of board members	12,496	13,898	23,294
Custodian fees	160,371	8,332	89,824
Printing and postage fees	18,416	13,783	8,125
Professional fees	26,626	15,374	22,993
Line of credit interest expense	—	—	759
Other	8,684	8,671	29,323
Total expenses	3,538,932	3,783,133	7,090,909
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(375,541)	(161,555)	(685,311)
Total net expenses	3,163,391	3,621,578	6,405,598
Net investment income (loss)	4,891,248	362,868	23,869,894
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	36,858,919	50,172,157	63,371,223
Foreign currency translations	(267,511)	(1,885)	(370,163)
Net realized gain (loss)	36,591,408	50,170,272	63,001,060
Net change in unrealized appreciation (depreciation) on:
Investments	(5,571,352)	43,202,825	(69,015,059)
Foreign currency translations	8,624	(12)	(107,683)
Foreign capital gains tax	2,708	—	—
Net change in unrealized appreciation (depreciation)	(5,560,020)	43,202,813	(69,122,742)
Net realized and unrealized gain (loss)	31,031,388	93,373,085	(6,121,682)
Net change in net assets resulting from operations	$35,922,636	$93,735,953	$17,748,212

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2013 (Unaudited)

	Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Variable Portfolio — Holland Large Cap Growth Fund	Variable Portfolio — Invesco International Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$7,477,181	$35,442,245
Dividends — affiliated issuers	31,221	27,244	99,780
Interest	19,356,849	—	—
Foreign taxes withheld	—	(54,618)	(3,024,750)
Total income	19,388,070	7,449,807	32,517,275
Expenses:
Investment management fees	2,500,040	4,524,772	8,121,590
Distribution and/or service fees
Class 2	20,688	4,695	4,494
Transfer agent fees
Class 1	233,129	427,507	590,862
Class 2	4,965	1,127	1,079
Administration fees	270,199	393,979	727,393
Compensation of board members	15,127	25,101	28,632
Custodian fees	72,436	10,179	126,317
Printing and postage fees	37,869	8,473	11,392
Professional fees	22,806	18,039	26,207
Other	13,093	17,534	38,225
Total expenses	3,190,352	5,431,406	9,676,191
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(312,743)	—	—
Total net expenses	2,877,609	5,431,406	9,676,191
Net investment income (loss)	16,510,461	2,018,401	22,841,084
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,317,925	243,274,984	101,916,237
Foreign currency translations	—	(5,698)	(805,269)
Net realized gain (loss)	2,317,925	243,269,286	101,110,968
Net change in unrealized appreciation (depreciation) on:
Investments	(5,760,359)	(71,054,759)	(83,426,812)
Foreign currency translations	—	(1,049)	(134,148)
Net change in unrealized appreciation (depreciation)	(5,760,359)	(71,055,808)	(83,560,960)
Net realized and unrealized gain (loss)	(3,442,434)	172,213,478	17,550,008
Net change in net assets resulting from operations	$13,068,027	$174,231,879	$40,391,092

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2013 (Unaudited)

	Variable Portfolio — J.P. Morgan Core Bond Fund	Variable Portfolio — Jennison Mid Cap Growth Fund	Variable Portfolio — MFS Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$4,388,486	$26,519,709
Dividends — affiliated issuers	57,120	19,565	12,191
Interest	36,830,931	—	—
Foreign taxes withheld	—	(29,426)	(528,753)
Total income	36,888,051	4,378,625	26,003,147
Expenses:
Investment management fees	6,326,329	4,026,394	6,220,505
Distribution and/or service fees
Class 2	7,522	3,547	4,345
Transfer agent fees
Class 1	851,494	323,244	599,123
Class 2	1,805	851	1,043
Administration fees	890,084	306,859	536,929
Compensation of board members	37,514	17,689	27,617
Custodian fees	25,180	5,925	14,513
Printing and postage fees	15,445	9,062	10,435
Professional fees	26,822	16,813	20,452
Other	24,335	11,418	18,198
Total expenses	8,206,530	4,721,802	7,453,160
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(270,690)	—
Total net expenses	8,206,530	4,451,112	7,453,160
Net investment income (loss)	28,681,521	(72,487)	18,549,987
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,066,856	51,316,830	72,768,005
Foreign currency translations	—	457	(18,033)
Net realized gain (loss)	2,066,856	51,317,287	72,749,972
Net change in unrealized appreciation (depreciation) on:
Investments	(95,830,948)	47,344,745	216,669,895
Foreign currency translations	—	—	(53,556)
Net change in unrealized appreciation (depreciation)	(95,830,948)	47,344,745	216,616,339
Net realized and unrealized gain (loss)	(93,764,092)	98,662,032	289,366,311
Net change in net assets resulting from operations	$(65,082,571)	$98,589,545	$307,916,298

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2013 (Unaudited)

	Variable Portfolio — Mondrian International Small Cap Fund	Variable Portfolio — Morgan Stanley Global Real Estate Fund	Variable Portfolio — NFJ Dividend Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$7,331,069	$7,532,252	$36,898,871
Dividends — affiliated issuers	7,708	1,518	28,176
Interest	—	64	—
Income from securities lending — net	5,876	2,794	—
Foreign taxes withheld	(709,606)	(301,067)	(779,804)
Total income	6,635,047	7,235,561	36,147,243
Expenses:
Investment management fees	1,762,591	1,915,296	6,082,899
Distribution and/or service fees
Class 2	9	10,108	5,578
Transfer agent fees
Class 1	113,415	132,768	583,453
Class 2	2	2,426	1,339
Administration fees	151,227	180,265	524,117
Compensation of board members	9,635	10,719	27,583
Custodian fees	27,199	53,730	7,182
Printing and postage fees	4,355	15,650	11,560
Professional fees	17,857	19,261	20,476
Line of credit interest expense	—	4,580	—
Other	4,937	7,165	18,263
Total expenses	2,091,227	2,351,968	7,282,450
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(201,122)	(331,391)	—
Total net expenses	1,890,105	2,020,577	7,282,450
Net investment income (loss)	4,744,942	5,214,984	28,864,793
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,248,094	27,051,951	138,011,303
Foreign currency translations	105,792	(37,380)	—
Forward foreign currency exchange contracts	(372,077)	—	—
Net realized gain (loss)	981,809	27,014,571	138,011,303
Net change in unrealized appreciation (depreciation) on:
Investments	(7,346,375)	(24,406,917)	79,110,921
Foreign currency translations	(20,877)	(32,266)	—
Forward foreign currency exchange contracts	1,726,624	—	—
Net change in unrealized appreciation (depreciation)	(5,640,628)	(24,439,183)	79,110,921
Net realized and unrealized gain (loss)	(4,658,819)	2,575,388	217,122,224
Net change in net assets resulting from operations	$86,123	$7,790,372	$245,987,017

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2013 (Unaudited)

	Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Variable Portfolio — Partners Small Cap Growth Fund	Variable Portfolio — PIMCO Mortgage- Backed Securities Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$6,552,559	$2,745,906	$—
Dividends — affiliated issuers	17,771	7,386	—
Interest	—	—	8,889,282
Foreign taxes withheld	(97,929)	(6,460)	—
Total income	6,472,401	2,746,832	8,889,282
Expenses:
Investment management fees	4,614,127	2,342,311	3,398,952
Distribution and/or service fees
Class 2	1,836	1,924	4,899
Transfer agent fees
Class 1	436,442	161,415	432,391
Class 2	441	462	1,176
Administration fees	400,853	214,613	470,351
Compensation of board members	25,515	11,535	22,494
Custodian fees	9,266	20,732	64,155
Printing and postage fees	5,281	6,206	12,213
Professional fees	19,661	14,472	21,218
Other	16,790	8,753	14,902
Total expenses	5,530,212	2,782,423	4,442,751
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(171,736)	—
Total net expenses	5,530,212	2,610,687	4,442,751
Net investment income (loss)	942,189	136,145	4,446,531
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	208,467,523	38,094,868	(5,502,631)
Net realized gain (loss)	208,467,523	38,094,868	(5,502,631)
Net change in unrealized appreciation (depreciation) on:
Investments	(37,214,197)	52,127,801	(35,815,195)
Forward sale commitments	—	—	3,336,977
Net change in unrealized appreciation (depreciation)	(37,214,197)	52,127,801	(32,478,218)
Net realized and unrealized gain (loss)	171,253,326	90,222,669	(37,980,849)
Net change in net assets resulting from operations	$172,195,515	$90,358,814	$(33,534,318)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2013 (Unaudited)

	Variable Portfolio — Pyramis® International Equity Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$25,620,762	$—
Dividends — affiliated issuers	14,546	48,828
Interest	—	12,790,174
Income from securities lending — net	447	—
Foreign taxes withheld	(2,347,383)	—
Total income	23,288,372	12,839,002
Expenses:
Investment management fees	5,083,819	5,042,547
Distribution and/or service fees
Class 2	1,844	2,704
Transfer agent fees
Class 1	362,445	660,087
Class 2	443	649
Administration fees	460,161	697,521
Compensation of board members	19,359	30,037
Custodian fees	114,498	11,353
Printing and postage fees	7,291	6,481
Professional fees	21,437	24,972
Other	13,057	20,329
Total expenses	6,084,354	6,496,680
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(33,856)	—
Total net expenses	6,050,498	6,496,680
Net investment income (loss)	17,237,874	6,342,322
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	65,039,646	50,692
Foreign currency translations	50,459	—
Futures contracts	375,991	—
Net realized gain (loss)	65,466,096	50,692
Net change in unrealized appreciation (depreciation) on:
Investments	(41,005,508)	(19,298,309)
Foreign currency translations	(200,059)	—
Forward sale commitments	—	(153,424)
Futures contracts	(1,090,639)	—
Net change in unrealized appreciation (depreciation)	(42,296,206)	(19,451,733)
Net realized and unrealized gain (loss)	23,169,890	(19,401,041)
Net change in net assets resulting from operations	$40,407,764	$(13,058,719)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets

	Columbia Variable Portfolio — Limited Duration Credit Fund		Variable Portfolio — American Century Diversified Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$23,338,413	$65,985,781	$23,186,339	$54,659,378
Net realized gain (loss)	31,128,065	58,502,554	2,289,495	56,504,683
Net change in unrealized appreciation (depreciation)	(59,466,875)	38,969,370	(111,007,123)	18,197,109
Net increase (decrease) in net assets resulting from operations	(5,000,397)	163,457,705	(85,531,289)	129,361,170
Distributions to shareholders
Net investment income
Class 1	(66,499,236)	(72,952,873)	(58,208,485)	(59,682,359)
Class 2	(167,221)	(126,104)	(115,700)	(74,357)
Net realized gains
Class 1	(32,527,884)	—	(54,681,915)	(18,764,107)
Class 2	(91,337)	—	(124,878)	(25,043)
Total distributions to shareholders	(99,285,678)	(73,078,977)	(113,130,978)	(78,545,866)
Increase (decrease) in net assets from capital stock activity	180,635,705	(44,283,324)	245,299,077	515,259,928
Total increase (decrease) in net assets	76,349,630	46,095,404	46,636,810	566,075,232
Net assets at beginning of period	2,731,597,420	2,685,502,016	2,897,453,769	2,331,378,537
Net assets at end of period	$2,807,947,050	$2,731,597,420	$2,944,090,579	$2,897,453,769
Undistributed (excess of distributions over) net investment income	$22,640,995	$65,969,039	$22,490,279	$57,628,125

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — American Century Growth Fund		Variable Portfolio — Columbia Wanger International Equities Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$5,210,653	$16,754,278	$4,891,248	$8,640,606
Net realized gain (loss)	202,409,791	169,523,650	36,591,408	12,881,078
Net change in unrealized appreciation (depreciation)	(51,756,934)	49,851,373	(5,560,020)	92,324,623
Net increase (decrease) in net assets resulting from operations	155,863,510	236,129,301	35,922,636	113,846,307
Distributions to shareholders
Net investment income
Class 1	—	—	(14,970,444)	(7,786,157)
Class 2	—	—	(203,763)	(64,199)
Net realized gains
Class 1	—	—	(10,640,623)	(9,899,172)
Class 2	—	—	(170,860)	(87,576)
Total distributions to shareholders	—	—	(25,985,690)	(17,837,104)
Increase (decrease) in net assets from capital stock activity	(720,845,220)	(254,555,263)	12,769,383	(11,510,728)
Total increase (decrease) in net assets	(564,981,710)	(18,425,962)	22,706,329	84,498,475
Net assets at beginning of period	1,684,308,570	1,702,734,532	606,079,220	521,580,745
Net assets at end of period	$1,119,326,860	$1,684,308,570	$628,785,549	$606,079,220
Undistributed (excess of distributions over) net investment income	$—	$—	$(10,483,057)	$(200,098)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Columbia Wanger U.S. Equities Fund		Variable Portfolio — DFA International Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$362,868	$4,967,859	$23,869,894	$35,273,243
Net realized gain (loss)	50,170,272	42,554,674	63,001,060	12,851,356
Net change in unrealized appreciation (depreciation)	43,202,813	80,320,367	(69,122,742)	197,744,691
Net increase (decrease) in net assets resulting from operations	93,735,953	127,842,900	17,748,212	245,869,290
Distributions to shareholders
Net investment income
Class 1	—	—	(24,891,490)	(33,962,325)
Class 2	—	—	(53,870)	(39,868)
Total distributions to shareholders	—	—	(24,945,360)	(34,002,193)
Increase (decrease) in net assets from capital stock activity	(44,078,040)	(80,837,823)	(441,075,609)	75,696,750
Total increase (decrease) in net assets	49,657,913	47,005,077	(448,272,757)	287,563,847
Net assets at beginning of period	716,580,068	669,574,991	1,583,180,973	1,295,617,126
Net assets at end of period	$766,237,981	$716,580,068	$1,134,908,216	$1,583,180,973
Undistributed (excess of distributions over) net investment income	$—	$—	$(351,086)	$724,380

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Eaton Vance Floating-Rate Income Fund		Variable Portfolio — Holland Large Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$16,510,461	$39,281,149	$2,018,401	$13,191,937
Net realized gain (loss)	2,317,925	6,402,418	243,269,286	215,060,058
Net change in unrealized appreciation (depreciation)	(5,760,359)	18,860,977	(71,055,808)	(26,204,125)
Net increase (decrease) in net assets resulting from operations	13,068,027	64,544,544	174,231,879	202,047,870
Distributions to shareholders
Net investment income
Class 1	(34,525,333)	(40,029,154)	—	—
Class 2	(812,711)	(436,599)	—	—
Net realized gains
Class 1	(6,391,790)	(6,644,006)	—	—
Class 2	(159,542)	(75,805)	—	—
Total distributions to shareholders	(41,889,376)	(47,185,564)	—	—
Increase (decrease) in net assets from capital stock activity	58,386,695	(149,071,276)	(502,488,648)	(206,507,657)
Total increase (decrease) in net assets	29,565,346	(131,712,296)	(328,256,769)	(4,459,787)
Net assets at beginning of period	788,479,749	920,192,045	1,680,296,358	1,684,756,145
Net assets at end of period	$818,045,095	$788,479,749	$1,352,039,589	$1,680,296,358
Undistributed (excess of distributions over) net investment income	$16,414,786	$35,242,369	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Invesco International Growth Fund		Variable Portfolio — J.P. Morgan Core Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$22,841,084	$25,704,015	$28,681,521	$58,580,727
Net realized gain (loss)	101,110,968	19,541,049	2,066,856	5,022,548
Net change in unrealized appreciation (depreciation)	(83,560,960)	237,850,343	(95,830,948)	48,466,132
Net increase (decrease) in net assets resulting from operations	40,391,092	283,095,407	(65,082,571)	112,069,407
Distributions to shareholders
Net investment income
Class 1	(28,881,636)	(25,473,559)	(61,995,779)	(63,738,528)
Class 2	(59,335)	(28,228)	(112,436)	(89,766)
Net realized gains
Class 1	(21,591,121)	(37,966,830)	(5,083,105)	(6,617,713)
Class 2	(51,065)	(48,115)	(10,464)	(10,034)
Total distributions to shareholders	(50,583,157)	(63,516,732)	(67,201,784)	(70,456,041)
Increase (decrease) in net assets from capital stock activity	(213,542,966)	(9,090,699)	205,832,756	689,810,604
Total increase (decrease) in net assets	(223,735,031)	210,487,976	73,548,401	731,423,970
Net assets at beginning of period	1,985,181,341	1,774,693,365	2,823,093,879	2,091,669,909
Net assets at end of period	$1,761,446,310	$1,985,181,341	$2,896,642,280	$2,823,093,879
Undistributed (excess of distributions over) net investment income	$(5,121,781)	$978,106	$12,565,372	$45,992,066

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Jennison Mid Cap Growth Fund		Variable Portfolio — MFS Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$(72,487)	$4,922,925	$18,549,987	$37,739,971
Net realized gain (loss)	51,317,287	82,779,471	72,749,972	49,643,362
Net change in unrealized appreciation (depreciation)	47,344,745	61,717,385	216,616,339	186,734,600
Net increase (decrease) in net assets resulting from operations	98,589,545	149,419,781	307,916,298	274,117,933
Increase (decrease) in net assets from capital stock activity	(93,459,698)	(25,152,444)	(145,272,064)	(166,119,313)
Total increase (decrease) in net assets	5,129,847	124,267,337	162,644,234	107,998,620
Net assets at beginning of period	1,041,399,584	917,132,247	1,848,970,711	1,740,972,091
Net assets at end of period	$1,046,529,431	$1,041,399,584	$2,011,614,945	$1,848,970,711

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Mondrian International Small Cap Fund		Variable Portfolio — Morgan Stanley Global Real Estate Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$4,744,942	$8,520,986	$5,214,984	$10,923,398
Net realized gain (loss)	981,809	10,243,721	27,014,571	20,398,008
Net change in unrealized appreciation (depreciation)	(5,640,628)	59,603,114	(24,439,183)	85,869,283
Net increase (decrease) in net assets resulting from operations	86,123	78,367,821	7,790,372	117,190,689
Distributions to shareholders
Net investment income
Class 1	(10,798,936)	(8,219,864)	(30,986,439)	(1,491,956)
Class 2	(194)	(135)	(714,371)	(5,075)
Net realized gains
Class 1	(9,330,579)	(18,543,468)	(15,714,383)	(7,604,775)
Class 2	(172)	(334)	(372,758)	(79,978)
Total distributions to shareholders	(20,129,881)	(26,763,801)	(47,787,951)	(9,181,784)
Increase (decrease) in net assets from capital stock activity	40,315,317	(1,820,931)	(25,788,843)	(50,840,498)
Total increase (decrease) in net assets	20,271,559	49,783,089	(65,786,422)	57,168,407
Net assets at beginning of period	368,171,652	318,388,563	461,336,117	404,167,710
Net assets at end of period	$388,443,211	$368,171,652	$395,549,695	$461,336,117
Undistributed (excess of distributions over) net investment income	$(6,102,452)	$(48,264)	$(14,437,212)	$12,048,614

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — NFJ Dividend Value Fund		Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$28,864,793	$54,970,481	$942,189	$5,526,849
Net realized gain (loss)	138,011,303	63,551,304	208,467,523	64,067,868
Net change in unrealized appreciation (depreciation)	79,110,921	121,532,658	(37,214,197)	156,913,951
Net increase (decrease) in net assets resulting from operations	245,987,017	240,054,443	172,195,515	226,508,668
Increase (decrease) in net assets from capital stock activity	(191,838,145)	(148,615,177)	(683,585,401)	(213,848,959)
Total increase (decrease) in net assets	54,148,872	91,439,266	(511,389,886)	12,659,709
Net assets at beginning of period	1,847,539,511	1,756,100,245	1,687,061,659	1,674,401,950
Net assets at end of period	$1,901,688,383	$1,847,539,511	$1,175,671,773	$1,687,061,659

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Partners Small Cap Growth Fund		Variable Portfolio — PIMCO Mortgage-Backed Securities Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$136,145	$1,705,918	$4,446,531	$9,604,424
Net realized gain (loss)	38,094,868	22,438,029	(5,502,631)	31,831,703
Net change in unrealized appreciation (depreciation)	52,127,801	31,865,645	(32,478,218)	(9,888,884)
Net increase (decrease) in net assets resulting from operations	90,358,814	56,009,592	(33,534,318)	31,547,243
Distributions to shareholders
Net investment income
Class 1	—	—	(11,729,886)	(26,166,921)
Class 2	—	—	(21,615)	(33,734)
Net realized gains
Class 1	—	—	(20,533,605)	(23,823,246)
Class 2	—	—	(55,404)	(33,966)
Total distributions to shareholders	—	—	(32,340,510)	(50,057,867)
Increase (decrease) in net assets from capital stock activity	(54,744,217)	(51,140,363)	14,384,685	258,798,631
Total increase (decrease) in net assets	35,614,597	4,869,229	(51,490,143)	240,288,007
Net assets at beginning of period	511,465,657	506,596,428	1,483,415,333	1,243,127,326
Net assets at end of period	$547,080,254	$511,465,657	$1,431,925,190	$1,483,415,333
Undistributed net investment income	$—	$—	$267,350	$7,572,320

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Pyramis® International Equity Fund		Variable Portfolio — Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$17,237,874	$25,376,065	$6,342,322	$20,433,250
Net realized gain (loss)	65,466,096	28,922,079	50,692	18,521,950
Net change in unrealized appreciation (depreciation)	(42,296,206)	168,393,799	(19,451,733)	(74,883)
Net increase (decrease) in net assets resulting from operations	40,407,764	222,691,943	(13,058,719)	38,880,317
Distributions to shareholders
Net investment income
Class 1	(24,676,719)	(23,831,711)	(21,123,506)	(22,917,456)
Class 2	(31,782)	(18,059)	(13,959)	(14,730)
Net realized gains
Class 1	(29,597,282)	(18,136,247)	(18,858,397)	(14,758,079)
Class 2	(42,040)	(14,491)	(17,321)	(10,981)
Total distributions to shareholders	(54,347,823)	(42,000,508)	(40,013,183)	(37,701,246)
Increase (decrease) in net assets from capital stock activity	(31,233,008)	(76,838,154)	293,337,773	327,316,428
Total increase (decrease) in net assets	(45,173,067)	103,853,281	240,265,871	328,495,499
Net assets at beginning of period	1,196,434,339	1,092,581,058	2,108,892,333	1,780,396,834
Net assets at end of period	$1,151,261,272	$1,196,434,339	$2,349,158,204	$2,108,892,333
Undistributed (excess of distributions over) net investment income	$(5,161,263)	$2,309,364	$5,627,601	$20,422,744

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio — Limited Duration Credit Fund				Variable Portfolio — American Century Diversified Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	12,953,128	138,991,793	28,769,153	303,778,304	24,338,824	270,136,228	45,215,751	509,708,914
Distributions reinvested	9,632,988	99,027,120	7,062,234	72,952,873	10,700,512	112,890,400	7,073,622	78,446,466
Redemptions	(5,502,551)	(58,990,285)	(39,903,522)	(423,209,675)	(12,622,426)	(138,192,805)	(6,791,579)	(77,075,335)
Net increase (decrease)	17,083,565	179,028,628	(4,072,135)	(46,478,498)	22,416,910	244,833,823	45,497,794	511,080,045
Class 2 shares
Subscriptions	273,683	2,922,937	346,765	3,664,305	93,256	1,046,671	443,976	4,969,558
Distributions reinvested	25,225	258,558	12,243	126,104	22,869	240,578	8,979	99,400
Redemptions	(147,306)	(1,574,418)	(151,391)	(1,595,235)	(73,297)	(821,995)	(79,286)	(889,075)
Net increase	151,602	1,607,077	207,617	2,195,174	42,828	465,254	373,669	4,179,883
Total net increase (decrease)	17,235,167	180,635,705	(3,864,518)	(44,283,324)	22,459,738	245,299,077	45,871,463	515,259,928

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — American Century Growth Fund				Variable Portfolio — Columbia Wanger International Equities Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	1,785,229	24,709,376	4,126,501	51,814,417	3,351,103	42,167,329	3,960,028	43,354,260
Distributions reinvested	—	—	—	—	2,073,641	25,611,067	1,635,916	17,685,329
Redemptions	(53,525,492)	(746,010,837)	(24,378,578)	(307,244,188)	(4,602,241)	(58,213,602)	(6,580,082)	(75,035,574)
Net increase (decrease)	(51,740,263)	(721,301,461)	(20,252,077)	(255,429,771)	822,503	9,564,794	(984,138)	(13,995,985)
Class 2 shares
Subscriptions	44,669	613,699	88,406	1,112,920	248,840	3,154,165	255,947	2,902,266
Distributions reinvested	—	—	—	—	30,380	374,623	14,029	151,775
Redemptions	(11,370)	(157,458)	(19,076)	(238,412)	(25,592)	(324,199)	(49,797)	(568,784)
Net increase	33,299	456,241	69,330	874,508	253,628	3,204,589	220,179	2,485,257
Total net increase (decrease)	(51,706,964)	(720,845,220)	(20,182,747)	(254,555,263)	1,076,131	12,769,383	(763,959)	(11,510,728)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Columbia Wanger U.S. Equities Fund				Variable Portfolio — DFA International Value Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	2,425,111	35,376,432	980,391	11,832,765	5,687,987	57,480,061	29,832,629	254,496,012
Distributions reinvested	—	—	—	—	2,558,056	24,891,490	3,815,004	33,962,325
Redemptions	(5,517,159)	(81,692,458)	(7,443,150)	(94,633,844)	(51,270,095)	(523,918,185)	(23,364,977)	(213,086,990)
Net increase (decrease)	(3,092,048)	(46,316,026)	(6,462,759)	(82,801,079)	(43,024,052)	(441,546,634)	10,282,656	75,371,347
Class 2 shares
Subscriptions	169,967	2,537,902	204,429	2,592,162	90,267	922,191	126,876	1,170,424
Distributions reinvested	—	—	—	—	5,548	53,870	4,482	39,868
Redemptions	(20,355)	(299,916)	(49,476)	(628,906)	(50,303)	(505,036)	(98,613)	(884,889)
Net increase	149,612	2,237,986	154,953	1,963,256	45,512	471,025	32,745	325,403
Total net increase (decrease)	(2,942,436)	(44,078,040)	(6,307,806)	(80,837,823)	(42,978,540)	(441,075,609)	10,315,401	75,696,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Eaton Vance Floating-Rate Income Fund				Variable Portfolio — Holland Large Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	6,399,393	65,604,063	7,717,198	77,732,809	1,396,423	19,971,133	4,269,905	55,272,935
Distributions reinvested	4,200,937	40,917,123	4,806,711	46,673,160	—	—	—	—
Redemptions	(5,555,741)	(56,764,601)	(27,419,516)	(277,345,984)	(37,218,925)	(522,731,325)	(20,104,000)	(262,998,953)
Net increase (decrease)	5,044,589	49,756,585	(14,895,607)	(152,940,015)	(35,822,502)	(502,760,192)	(15,834,095)	(207,726,018)
Class 2 shares
Subscriptions	981,089	9,896,090	452,335	4,497,425	42,575	603,303	113,557	1,479,762
Distributions reinvested	100,961	972,253	53,375	512,404	—	—	—	—
Redemptions	(220,377)	(2,238,233)	(114,659)	(1,141,090)	(23,170)	(331,759)	(20,407)	(261,401)
Net increase	861,673	8,630,110	391,051	3,868,739	19,405	271,544	93,150	1,218,361
Total net increase (decrease)	5,906,262	58,386,695	(14,504,556)	(149,071,276)	(35,803,097)	(502,488,648)	(15,740,945)	(206,507,657)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Invesco International Growth Fund				Variable Portfolio — J.P. Morgan Core Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	6,387,040	77,524,695	14,319,868	154,381,384	21,486,865	235,492,044	60,028,010	666,316,642
Distributions reinvested	4,292,750	50,472,757	5,997,473	63,440,389	6,322,232	67,078,884	6,442,879	70,356,241
Redemptions	(27,949,291)	(342,688,827)	(20,384,971)	(227,830,482)	(9,031,621)	(97,092,677)	(4,446,045)	(49,525,738)
Net increase (decrease)	(17,269,501)	(214,691,375)	(67,630)	(10,008,709)	18,777,476	205,478,251	62,024,844	687,147,145
Class 2 shares
Subscriptions	100,579	1,224,785	126,938	1,421,597	132,331	1,464,998	286,501	3,155,131
Distributions reinvested	9,427	110,400	7,241	76,343	11,616	122,900	9,164	99,800
Redemptions	(15,340)	(186,776)	(51,764)	(579,930)	(112,166)	(1,233,393)	(53,582)	(591,472)
Net increase	94,666	1,148,409	82,415	918,010	31,781	354,505	242,083	2,663,459
Total net increase (decrease)	(17,174,835)	(213,542,966)	14,785	(9,090,699)	18,809,257	205,832,756	62,266,927	689,810,604

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Jennison Mid Cap Growth Fund				Variable Portfolio — MFS Value Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	3,136,938	45,660,385	4,915,879	63,372,802	5,399,559	76,216,001	5,658,068	67,628,469
Redemptions	(9,415,204)	(140,013,948)	(6,954,882)	(89,701,481)	(15,439,336)	(222,638,033)	(19,745,830)	(234,756,083)
Net increase (decrease)	(6,278,266)	(94,353,563)	(2,039,003)	(26,328,679)	(10,039,777)	(146,422,032)	(14,087,762)	(167,127,614)
Class 2 shares
Subscriptions	79,042	1,145,988	106,879	1,375,025	97,021	1,370,258	121,275	1,438,398
Redemptions	(17,226)	(252,123)	(15,341)	(198,790)	(15,675)	(220,290)	(36,876)	(430,097)
Net increase	61,816	893,865	91,538	1,176,235	81,346	1,149,968	84,399	1,008,301
Total net increase (decrease)	(6,216,450)	(93,459,698)	(1,947,465)	(25,152,444)	(9,958,431)	(145,272,064)	(14,003,363)	(166,119,313)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Mondrian International Small Cap Fund				Variable Portfolio — Morgan Stanley Global Real Estate Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	3,926,086	49,595,606	2,867,447	32,931,241	1,124,708	14,371,264	1,655,079	18,919,326
Distributions reinvested	1,664,285	20,129,515	2,473,646	26,763,332	4,089,389	46,700,822	817,630	9,096,731
Redemptions	(2,337,985)	(29,410,170)	(5,283,113)	(61,515,973)	(6,755,207)	(90,689,449)	(6,982,678)	(81,360,863)
Net increase (decrease)	3,252,386	40,314,951	57,980	(1,821,400)	(1,541,110)	(29,617,363)	(4,509,969)	(53,344,806)
Class 2 shares
Subscriptions	—	—	—	—	244,157	3,281,344	247,032	2,875,327
Distributions reinvested	30	366	44	469	95,446	1,087,129	7,683	85,053
Redemptions	—	—	—	—	(41,404)	(539,953)	(38,909)	(456,072)
Net increase	30	366	44	469	298,199	3,828,520	215,806	2,504,308
Total net increase (decrease)	3,252,416	40,315,317	58,024	(1,820,931)	(1,242,911)	(25,788,843)	(4,294,163)	(50,840,498)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — NFJ Dividend Value Fund				Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	3,293,631	47,645,985	5,487,326	69,445,661	2,969,462	42,168,932	5,008,311	62,680,911
Redemptions	(15,910,502)	(240,233,317)	(17,259,841)	(220,038,588)	(51,454,161)	(725,864,806)	(21,659,086)	(277,198,696)
Net increase (decrease)	(12,616,871)	(192,587,332)	(11,772,515)	(150,592,927)	(48,484,699)	(683,695,874)	(16,650,775)	(214,517,785)
Class 2 shares
Subscriptions	66,340	958,887	173,461	2,188,789	18,321	258,178	65,295	816,387
Redemptions	(14,757)	(209,700)	(16,255)	(211,039)	(10,521)	(147,705)	(11,579)	(147,561)
Net increase	51,583	749,187	157,206	1,977,750	7,800	110,473	53,716	668,826
Total net increase (decrease)	(12,565,288)	(191,838,145)	(11,615,309)	(148,615,177)	(48,476,899)	(683,585,401)	(16,597,059)	(213,848,959)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Partners Small Cap Growth Fund				Variable Portfolio — PIMCO Mortgage-Backed Securities Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	1,580,703	22,769,269	2,634,837	32,954,160	3,803,157	39,669,929	22,305,306	237,143,853
Distributions reinvested	—	—	—	—	3,226,349	32,263,491	4,802,129	49,990,167
Redemptions	(5,282,183)	(77,757,321)	(6,645,751)	(84,643,227)	(5,578,433)	(57,802,174)	(2,864,288)	(30,542,989)
Net increase (decrease)	(3,701,480)	(54,988,052)	(4,010,914)	(51,689,067)	1,451,073	14,131,246	24,243,147	256,591,031
Class 2 shares
Subscriptions	26,052	372,538	55,703	713,513	108,242	1,127,604	254,379	2,670,814
Distributions reinvested	—	—	—	—	7,717	77,019	6,516	67,700
Redemptions	(8,715)	(128,703)	(13,113)	(164,809)	(92,740)	(951,184)	(50,668)	(530,914)
Net increase	17,337	243,835	42,590	548,704	23,219	253,439	210,227	2,207,600
Total net increase (decrease)	(3,684,143)	(54,744,217)	(3,968,324)	(51,140,363)	1,474,292	14,384,685	24,453,374	258,798,631

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Pyramis® International Equity Fund				Variable Portfolio — Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	2,981,922	34,974,741	9,947,830	98,742,803	32,079,837	330,813,935	34,794,481	360,914,381
Distributions reinvested	4,857,942	54,274,001	4,248,476	41,967,958	3,958,604	39,981,903	3,679,251	37,675,535
Redemptions	(10,157,217)	(120,854,091)	(21,020,222)	(218,108,145)	(7,548,029)	(77,465,192)	(6,966,339)	(72,459,959)
Net increase (decrease)	(2,317,353)	(31,605,349)	(6,823,916)	(77,397,384)	28,490,412	293,330,646	31,507,393	326,129,957
Class 2 shares
Subscriptions	41,340	486,641	69,561	724,122	81,318	836,015	153,165	1,579,464
Distributions reinvested	6,631	73,822	3,303	32,550	3,106	31,280	2,518	25,711
Redemptions	(15,892)	(188,122)	(19,083)	(197,442)	(83,723)	(860,168)	(40,616)	(418,704)
Net increase	32,079	372,341	53,781	559,230	701	7,127	115,067	1,186,471
Total net increase (decrease)	(2,285,274)	(31,233,008)	(6,770,135)	(76,838,154)	28,491,113	293,337,773	31,622,460	327,316,428

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Columbia Variable Portfolio — Limited Duration Credit Fund

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown.Per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.68		$10.35	$10.27	$10.00
Income from investment operations:
Net investment income	0.09		0.26	0.29	0.18
Net realized and unrealized gain (loss)	(0.10)		0.38	(0.05)	0.09
Total from investment operations	(0.01)		0.64	0.24	0.27
Less distributions to shareholders:
Net investment income	(0.26)		(0.31)	(0.13)	—
Net realized gains	(0.12)		—	(0.03)	—
Total distributions to shareholders	(0.38)		(0.31)	(0.16)	—
Net asset value, end of period	$10.29		$10.68	$10.35	$10.27
Total return	(0.11%)		6.25%	2.38%	2.70%
Ratios to average net assets(b)
Total gross expenses	0.59	%(c)	0.59%	0.59%	0.61	%(c)
Total net expenses(d)	0.54	%(c)	0.53%	0.54%	0.54	%(c)
Net investment income	1.72	%(c)	2.43%	2.85%	2.75	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,800,104		$2,725,076	$2,681,324	$2,370,410
Portfolio turnover	34%		117%	94%	16	%(e)

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.64		$10.31	$10.25	$10.00
Income from investment operations:
Net investment income	0.08		0.22	0.27	0.17
Net realized and unrealized gain (loss)	(0.11)		0.39	(0.05)	0.08
Total from investment operations	(0.03)		0.61	0.22	0.25
Less distributions to shareholders:
Net investment income	(0.23)		(0.28)	(0.13)	—
Net realized gains	(0.12)		—	(0.03)	—
Total distributions to shareholders	(0.35)		(0.28)	(0.16)	—
Net asset value, end of period	$10.26		$10.64	$10.31	$10.25
Total return	(0.27%)		6.05%	2.09%	2.50%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.84%	0.84%	0.86	%(c)
Total net expenses(d)	0.79	%(c)	0.78%	0.79%	0.79	%(c)
Net investment income	1.46	%(c)	2.13%	2.59%	2.64	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,843		$6,521	$4,178	$1,250
Portfolio turnover	34%		117%	94%	16	%(e)

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — American Century Diversified Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.30		$11.08		$10.47	$10.15
Income from investment operations:
Net investment income	0.09		0.23		0.29	0.16
Net realized and unrealized gain (loss)	(0.41)		0.33		0.48	0.16
Total from investment operations	(0.32)		0.56		0.77	0.32
Less distributions to shareholders:
Net investment income	(0.22)		(0.26)		(0.11)	—
Net realized gains	(0.20)		(0.08)		(0.05)	—
Total distributions to shareholders	(0.42)		(0.34)		(0.16)	—
Net asset value, end of period	$10.56		$11.30		$11.08	$10.47
Total return	(2.81%)		5.08%		7.41%	3.15%
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)	0.58%		0.59%	0.62	%(c)
Total net expenses(d)	0.57	%(c)	0.58%		0.57%	0.55	%(c)
Net investment income	1.59	%(c)	2.07%		2.69%	2.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,937,400		$2,890,784		$2,328,963	$1,997,905
Portfolio turnover	98	%(e)	131	%(e)	85%	66%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended June 30, 2013 and 60% for the year ended December 31, 2012

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — American Century Diversified Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.26		$11.05		$10.46	$10.15
Income from investment operations:
Net investment income	0.07		0.20		0.26	0.15
Net realized and unrealized gain (loss)	(0.40)		0.33		0.48	0.16
Total from investment operations	(0.33)		0.53		0.74	0.31
Less distributions to shareholders:
Net investment income	(0.19)		(0.24)		(0.10)	—
Net realized gains	(0.20)		(0.08)		(0.05)	—
Total distributions to shareholders	(0.39)		(0.32)		(0.15)	—
Net asset value, end of period	$10.54		$11.26		$11.05	$10.46
Total return	(2.89%)		4.84%		7.10%	3.05%
Ratios to average net assets(b)
Total gross expenses	0.83	%(c)	0.83%		0.84%	0.85	%(c)
Total net expenses(d)	0.83	%(c)	0.83%		0.83%	0.80	%(c)
Net investment income	1.34	%(c)	1.75%		2.45%	2.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$6,691		$6,670		$2,415	$817
Portfolio turnover	98	%(e)	131	%(e)	85%	66%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 32% for the six months ended June 30, 2013 and 60% for the year ended December 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — American Century Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$12.85		$11.26		$11.33	$10.00
Income from investment operations:
Net investment income	0.05		0.12		0.09	0.06
Net realized and unrealized gain (loss)	1.20		1.47		(0.16)	1.27
Total from investment operations	1.25		1.59		(0.07)	1.33
Net asset value, end of period	$14.10		$12.85		$11.26	$11.33
Total return	9.73%		14.12%		(0.62%)	13.30%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.75	%(d)	0.75%	0.78	%(c)
Total net expenses(e)	0.76	%(c)	0.73	%(d)	0.70%	0.70	%(c)
Net investment income	0.73	%(c)	0.94%		0.82%	1.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,117,270		$1,682,857		$1,702,237	$1,781,141
Portfolio turnover	33%		80%		96%	56%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — American Century Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$12.76		$11.21		$11.31	$10.00
Income from investment operations:
Net investment income	0.03		0.10		0.07	0.09
Net realized and unrealized gain (loss)	1.20		1.45		(0.17)	1.22
Total from investment operations	1.23		1.55		(0.10)	1.31
Net asset value, end of period	$13.99		$12.76		$11.21	$11.31
Total return	9.64%		13.83%		(0.88%)	13.10%
Ratios to average net assets(b)
Total gross expenses	1.02	%(c)	1.00	%(d)	1.00%	1.03	%(c)
Total net expenses(e)	1.02	%(c)	0.99	%(d)	0.95%	0.95	%(c)
Net investment income	0.51	%(c)	0.79%		0.58%	1.24	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,057		$1,452		$498	$197
Portfolio turnover	33%		80%		96%	56%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Columbia Wanger International Equities Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.06		$10.22		$12.31		$10.00
Income from investment operations:
Net investment income	0.10		0.17		0.14		0.04
Net realized and unrealized gain (loss)	0.60		2.01		(1.74)		2.32
Increase from payments by affiliate	—		0.00	(b)	0.00	(b)	0.01
Total from investment operations	0.70		2.18		(1.60)		2.37
Less distributions to shareholders:
Net investment income	(0.30)		(0.15)		(0.33)		(0.06)
Net realized gains	(0.22)		(0.19)		(0.16)		—
Total distributions to shareholders	(0.52)		(0.34)		(0.49)		(0.06)
Net asset value, end of period	$12.24		$12.06		$10.22		$12.31
Total return	5.79%		21.76	%(c)	(13.57	%)(c)	23.75	%(d)
Ratios to average net assets(e)
Total gross expenses	1.12	%(f)	1.11%		1.13%		1.33	%(f)
Total net expenses(g)	1.00	%(f)	1.00%		1.06%		1.15	%(f)
Net investment income	1.55	%(f)	1.49%		1.21%		0.63	%(f)
Supplemental data
Net assets, end of period (in thousands)	$618,640		$599,148		$517,956		$503,442
Portfolio turnover	26%		41%		32%		20%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$12.06		$10.22		$12.31		$10.00
Income from investment operations:
Net investment income	0.09		0.13		0.11		0.00	(b)
Net realized and unrealized gain (loss)	0.60		2.03		(1.74)		2.35
Increase from payments by affiliate	—		0.00	(b)	0.00	(b)	0.01
Total from investment operations	0.69		2.16		(1.63)		2.36
Less distributions to shareholders:
Net investment income	(0.28)		(0.13)		(0.30)		(0.05)
Net realized gains	(0.22)		(0.19)		(0.16)		—
Total distributions to shareholders	(0.50)		(0.32)		(0.46)		(0.05)
Net asset value, end of period	$12.25		$12.06		$10.22		$12.31
Total return	5.75%		21.48	%(c)	(13.77	%)(c)	23.63	%(d)
Ratios to average net assets(e)
Total gross expenses	1.37	%(f)	1.36%		1.39%		1.48	%(f)
Total net expenses(g)	1.25	%(f)	1.25%		1.29%		1.40	%(f)
Net investment income	1.38	%(f)	1.19%		0.95%		0.05	%(f)
Supplemental data
Net assets, end of period (in thousands)	$10,146		$6,931		$3,625		$1,306
Portfolio turnover	26%		41%		32%		20%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Columbia Wanger U.S. Equities Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$13.53		$11.30		$11.87	$10.00
Income from investment operations:
Net investment income (loss)	0.01		0.09		(0.04)	(0.01)
Net realized and unrealized gain (loss)	1.78		2.14		(0.53)	1.88
Increase from payments by affiliate	—		—		—	0.00	(b)
Total from investment operations	1.79		2.23		(0.57)	1.87
Net asset value, end of period	$15.32		$13.53		$11.30	$11.87
Total return	13.23%		19.74%		(4.80%)	18.70	%(c)
Ratios to average net assets(d)
Total gross expenses	1.00	%(e)	1.01	%(f)	1.00%	1.06	%(e)
Total net expenses(g)	0.96	%(e)	0.96	%(f)	0.97%	0.97	%(e)
Net investment income (loss)	0.10	%(e)	0.70%		(0.35%)	(0.09	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$757,945		$711,259		$666,865	$656,773
Portfolio turnover	14%		29%		18%	17%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$13.45		$11.25		$11.85	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		0.09		(0.06)	0.00	(b)
Net realized and unrealized gain (loss)	1.77		2.11		(0.54)	1.85
Increase from payments by affiliate	—		—		—	0.00	(b)
Total from investment operations	1.76		2.20		(0.60)	1.85
Net asset value, end of period	$15.21		$13.45		$11.25	$11.85
Total return	13.08%		19.56%		(5.06%)	18.50	%(c)
Ratios to average net assets(d)
Total gross expenses	1.26	%(e)	1.26	%(f)	1.25%	1.31	%(e)
Total net expenses(g)	1.21	%(e)	1.21	%(f)	1.22%	1.22	%(e)
Net investment income (loss)	(0.08	%)(e)	0.68%		(0.55%)	0.02	%(e)
Supplemental data
Net assets, end of period (in thousands)	$8,293		$5,321		$2,710	$779
Portfolio turnover	14%		29%		18%	17%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — DFA International Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$9.87		$8.63		$11.25	$10.00
Income from investment operations:
Net investment income	0.17		0.22		0.23	0.07
Net realized and unrealized gain (loss)	(0.16)		1.22		(2.31)	1.27
Increase from payments by affiliate	—		—		—	0.00	(b)
Total from investment operations	0.01		1.44		(2.08)	1.34
Less distributions to shareholders:
Net investment income	(0.21)		(0.20)		(0.23)	(0.09)
Net realized gains	—		—		(0.30)	—
Tax return of capital	—		—		(0.01)	—
Total distributions to shareholders	(0.21)		(0.20)		(0.54)	(0.09)
Net asset value, end of period	$9.67		$9.87		$8.63	$11.25
Total return	0.10%		17.01%		(19.37%)	13.53	%(c)
Ratios to average net assets(d)
Total gross expenses	0.99	%(e)(f)	0.99	%(f)	1.00%	1.04	%(e)
Total net expenses(g)	0.90	%(e)(f)	0.92	%(f)	0.93%	0.92	%(e)
Net investment income	3.35	%(e)	2.40%		2.29%	1.04	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,132,247		$1,580,912		$1,293,915	$1,254,171
Portfolio turnover	8%		16%		104%	29%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — DFA International Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$9.85		$8.62		$11.24	$10.00
Income from investment operations:
Net investment income	0.17		0.20		0.19	0.02
Net realized and unrealized gain (loss)	(0.17)		1.21		(2.29)	1.30
Increase from payments by affiliate	—		—		—	0.00	(b)
Total from investment operations	—		1.41		(2.10)	1.32
Less distributions to shareholders:
Net investment income	(0.20)		(0.18)		(0.21)	(0.08)
Net realized gains	—		—		(0.30)	—
Tax return of capital	—		—		(0.01)	—
Total distributions to shareholders	(0.20)		(0.18)		(0.52)	(0.08)
Net asset value, end of period	$9.65		$9.85		$8.62	$11.24
Total return	(0.02%)		16.63%		(19.55%)	13.30	%(c)
Ratios to average net assets(d)
Total gross expenses	1.25	%(e)(f)	1.24	%(f)	1.25%	1.29	%(e)
Total net expenses(g)	1.15	%(e)(f)	1.17	%(f)	1.18%	1.17	%(e)
Net investment income	3.36	%(e)	2.23%		1.89%	0.28	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,661		$2,269		$1,702	$583
Portfolio turnover	8%		16%		104%	29%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.09		$9.93	$9.92	$9.62
Income from investment operations:
Net investment income	0.21		0.45	0.41	0.24
Net realized and unrealized gain (loss)	(0.05)		0.28	(0.19)	0.06
Total from investment operations	0.16		0.73	0.22	0.30
Less distributions to shareholders:
Net investment income	(0.44)		(0.49)	(0.19)	—
Net realized gains	(0.08)		(0.08)	(0.02)	—
Total distributions to shareholders	(0.52)		(0.57)	(0.21)	—
Net asset value, end of period	$9.73		$10.09	$9.93	$9.92
Total return	1.63%		7.59%	2.19%	3.12%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.79%	0.79%	0.83	%(c)
Total net expenses(d)	0.72	%(c)	0.72%	0.68%	0.58	%(c)
Net investment income	4.17	%(c)	4.46%	4.15%	3.89	%(c)
Supplemental data
Net assets, end of period (in thousands)	$798,021		$776,324	$912,054	$788,430
Portfolio turnover	26%		41%	46%	19%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.96		$9.82	$9.83	$9.62
Income from investment operations:
Net investment income	0.19		0.42	0.38	0.25
Net realized and unrealized gain (loss)	(0.03)		0.27	(0.19)	(0.04)
Total from investment operations	0.16		0.69	0.19	0.21
Less distributions to shareholders:
Net investment income	(0.42)		(0.47)	(0.18)	—
Net realized gains	(0.08)		(0.08)	(0.02)	—
Total distributions to shareholders	(0.50)		(0.55)	(0.20)	—
Net asset value, end of period	$9.62		$9.96	$9.82	$9.83
Total return	1.60%		7.23%	1.91%	2.18%
Ratios to average net assets(b)
Total gross expenses	1.05	%(c)	1.04%	1.04%	1.08	%(c)
Total net expenses(d)	0.97	%(c)	0.97%	0.95%	0.83	%(c)
Net investment income	3.91	%(c)	4.24%	3.93%	3.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$20,024		$12,156	$8,138	$1,735
Portfolio turnover	26%		41%	46%	19%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Holland Large Cap Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.20		$11.78	$12.06	$10.00
Income from investment operations:
Net investment income	0.02		0.10	0.08	0.04
Net realized and unrealized gain (loss)	1.57		1.32	(0.36)	2.02
Increase from payments by affiliate	—		—	—	0.00	(b)
Total from investment operations	1.59		1.42	(0.28)	2.06
Net asset value, end of period	$14.79		$13.20	$11.78	$12.06
Total return	12.05%		12.05%	(2.32%)	20.60	%(c)
Ratios to average net assets(d)
Total gross expenses	0.76	%(e)	0.75%	0.76%	0.78	%(e)
Total net expenses(f)	0.76	%(e)	0.74%	0.71%	0.70	%(e)
Net investment income	0.28	%(e)	0.75%	0.64%	0.64	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,347,992		$1,676,931	$1,682,839	$1,590,540
Portfolio turnover	109%		81%	71%	44%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Holland Large Cap Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.12		$11.73	$12.04	$10.00
Income from investment operations:
Net investment income	0.00	(b)	0.07	0.06	0.04
Net realized and unrealized gain (loss)	1.55		1.32	(0.37)	2.00
Increase from payments by affiliate	—		—	—	0.00	(b)
Total from investment operations	1.55		1.39	(0.31)	2.04
Net asset value, end of period	$14.67		$13.12	$11.73	$12.04
Total return	11.81%		11.85%	(2.58%)	20.40	%(c)
Ratios to average net assets(d)
Total gross expenses	1.01	%(e)	1.00%	1.01%	1.03	%(e)
Total net expenses(f)	1.01	%(e)	0.99%	0.97%	0.95	%(e)
Net investment income	0.03	%(e)	0.56%	0.49%	0.51	%(e)
Supplemental data
Net assets, end of period (in thousands)	$4,048		$3,365	$1,917	$323
Portfolio turnover	109%		81%	71%	44%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Invesco International Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$11.79		$10.54	$11.64		$10.00
Income from investment operations:
Net investment income	0.14		0.15	0.21		0.06
Net realized and unrealized gain (loss)	0.06		1.46	(0.98)		1.63
Increase from payments by affiliate	—		—	0.00	(b)	0.01
Total from investment operations	0.20		1.61	(0.77)		1.70
Less distributions to shareholders:
Net investment income	(0.19)		(0.14)	(0.21)		(0.06)
Net realized gains	(0.15)		(0.22)	(0.12)		—
Total distributions to shareholders	(0.34)		(0.36)	(0.33)		(0.06)
Net asset value, end of period	$11.65		$11.79	$10.54		$11.64
Total return	1.65%		15.74%	(6.92	%)(c)	17.11	%(d)
Ratios to average net assets(e)
Total gross expenses	0.98	%(f)	0.98%	1.00%		1.02	%(f)
Total net expenses(g)	0.98	%(f)	0.97%	0.95%		0.96	%(f)
Net investment income	2.32	%(f)	1.34%	1.86%		0.87	%(f)
Supplemental data
Net assets, end of period (in thousands)	$1,757,303		$1,982,101	$1,772,805		$1,645,212
Portfolio turnover	17%		28%	24%		17%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Invesco International Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$11.76		$10.53	$11.63		$10.00
Income from investment operations:
Net investment income	0.13		0.11	0.13		0.02
Net realized and unrealized gain (loss)	0.05		1.47	(0.93)		1.65
Increase from payments by affiliate	—		—	0.00	(b)	0.01
Total from investment operations	0.18		1.58	(0.80)		1.68
Less distributions to shareholders:
Net investment income	(0.17)		(0.13)	(0.18)		(0.05)
Net realized gains	(0.15)		(0.22)	(0.12)		—
Total distributions to shareholders	(0.32)		(0.35)	(0.30)		(0.05)
Net asset value, end of period	$11.62		$11.76	$10.53		$11.63
Total return	1.54%		15.35%	(7.12	%)(c)	16.89	%(d)
Ratios to average net assets(e)
Total gross expenses	1.23	%(f)	1.23%	1.25%		1.29	%(f)
Total net expenses(g)	1.23	%(f)	1.22%	1.20%		1.21	%(f)
Net investment income	2.14	%(f)	1.03%	1.22%		0.30	%(f)
Supplemental data
Net assets, end of period (in thousands)	$4,144		$3,080	$1,889		$456
Portfolio turnover	17%		28%	24%		17%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — J.P. Morgan Core Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.11		$10.91	$10.39	$10.00
Income from investment operations:
Net investment income	0.11		0.26	0.30	0.14
Net realized and unrealized gain (loss)	(0.35)		0.24	0.43	0.25
Total from investment operations	(0.24)		0.50	0.73	0.39
Less distributions to shareholders:
Net investment income	(0.23)		(0.27)	(0.13)	—
Net realized gains	(0.02)		(0.03)	(0.08)	—
Total distributions to shareholders	(0.25)		(0.30)	(0.21)	—
Net asset value, end of period	$10.62		$11.11	$10.91	$10.39
Total return	(2.14%)		4.63%	7.09%	3.90%
Ratios to average net assets(b)
Total gross expenses	0.58	%(c)	0.58%	0.60%	0.62	%(c)
Total net expenses(d)	0.58	%(c)	0.58%	0.58%	0.55	%(c)
Net investment income	2.02	%(c)	2.33%	2.83%	2.12	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,890,722		$2,817,256	$2,088,567	$1,791,928
Portfolio turnover	8%		14%	21%	78%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.07		$10.87	$10.37	$10.00
Income from investment operations:
Net investment income	0.10		0.23	0.27	0.15
Net realized and unrealized gain (loss)	(0.36)		0.25	0.43	0.22
Total from investment operations	(0.26)		0.48	0.70	0.37
Less distributions to shareholders:
Net investment income	(0.20)		(0.25)	(0.12)	—
Net realized gains	(0.02)		(0.03)	(0.08)	—
Total distributions to shareholders	(0.22)		(0.28)	(0.20)	—
Net asset value, end of period	$10.59		$11.07	$10.87	$10.37
Total return	(2.31%)		4.47%	6.76%	3.70%
Ratios to average net assets(b)
Total gross expenses	0.83	%(c)	0.83%	0.84%	0.87	%(c)
Total net expenses(d)	0.83	%(c)	0.83%	0.83%	0.80	%(c)
Net investment income	1.76	%(c)	2.07%	2.59%	2.26	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,920		$5,837	$3,103	$1,173
Portfolio turnover	8%		14%	21%	78%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Jennison Mid Cap Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.50		$11.59	$11.36	$10.00
Income from investment operations:
Net investment income	(0.00	)(b)	0.06	0.03	0.05
Net realized and unrealized gain	1.25		1.85	0.20	1.31
Total from investment operations	1.25		1.91	0.23	1.36
Net asset value, end of period	$14.75		$13.50	$11.59	$11.36
Total return	9.26%		16.48%	2.02%	13.60%
Ratios to average net assets(c)
Total gross expenses	0.87	%(d)	0.87%	0.88%	0.91	%(d)
Total net expenses(e)	0.82	%(d)	0.82%	0.83%	0.82	%(d)
Net investment income (loss)	(0.01	%)(d)	0.49%	0.25%	0.81	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,043,079		$1,039,067	$916,179	$839,892
Portfolio turnover	19%		47%	44%	25%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.40		$11.54	$11.33	$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.05	0.00 (b)	0.08
Net realized and unrealized gain	1.24		1.81	0.21	1.25
Total from investment operations	1.22		1.86	0.21	1.33
Net asset value, end of period	$14.62		$13.40	$11.54	$11.33
Total return	9.10%		16.12%	1.85%	13.30%
Ratios to average net assets(c)
Total gross expenses	1.13	%(d)	1.12%	1.13%	1.16	%(d)
Total net expenses(e)	1.07	%(d)	1.07%	1.08%	1.07	%(d)
Net investment income (loss)	(0.23	%)(d)	0.36%	0.03%	1.20	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3,451		$2,333	$953	$348
Portfolio turnover	19%		47%	44%	25%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — MFS Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.51		$10.76	$10.76	$10.00
Income from investment operations:
Net investment income	0.13		0.24	0.21	0.10
Net realized and unrealized gain (loss)	1.95		1.51	(0.21)	0.66
Total from investment operations	2.08		1.75	—	0.76
Net asset value, end of period	$14.59		$12.51	$10.76	$10.76
Total return	16.63%		16.26%	0.00%	7.60%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.75%	0.76%	0.78	%(c)
Total net expenses(d)	0.74	%(c)	0.74%	0.69%	0.64	%(c)
Net investment income	1.85	%(c)	2.05%	1.95%	1.79	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,007,213		$1,846,204	$1,739,492	$1,534,188
Portfolio turnover	8%		15%	15%	13%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — MFS Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.43		$10.72	$10.75	$10.00
Income from investment operations:
Net investment income	0.11		0.22	0.19	0.11
Net realized and unrealized gain (loss)	1.95		1.49	(0.22)	0.64
Total from investment operations	2.06		1.71	(0.03)	0.75
Net asset value, end of period	$14.49		$12.43	$10.72	$10.75
Total return	16.57%		15.95%	(0.28%)	7.50%
Ratios to average net assets(b)
Total gross expenses	1.00	%(c)	1.00%	1.01%	1.04	%(c)
Total net expenses(d)	1.00	%(c)	0.99%	0.95%	0.89	%(c)
Net investment income	1.63	%(c)	1.85%	1.80%	1.67	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,402		$2,766	$1,480	$365
Portfolio turnover	8%		15%	15%	13%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Mondrian International Small Cap Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$12.45		$10.79		$12.46	$10.00
Income from investment operations:
Net investment income	0.16		0.29		0.30	0.12
Net realized and unrealized gain (loss)	(0.12)		2.27		(1.33)	2.44
Total from investment operations	0.04		2.56		(1.03)	2.56
Less distributions to shareholders:
Net investment income	(0.35)		(0.27)		(0.37)	(0.10)
Net realized gains	(0.30)		(0.63)		(0.27)	—
Total distributions to shareholders	(0.65)		(0.90)		(0.64)	(0.10)
Net asset value, end of period	$11.84		$12.45		$10.79	$12.46
Total return	0.25%		25.15%		(8.75%)	25.71%
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)	1.11	%(d)	1.11%	1.20	%(c)
Total net expenses(e)	1.00	%(c)	1.04	%(d)	1.11%	1.20	%(c)
Net investment income	2.51	%(c)	2.45%		2.49%	1.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$388,436		$368,165		$318,383	$301,889
Portfolio turnover	4%		17%		21%	15%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Mondrian International Small Cap Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$12.45		$10.79		$12.44	$10.00
Income from investment operations:
Net investment income	0.14		0.26		0.27	0.11
Net realized and unrealized gain (loss)	(0.13)		2.27		(1.31)	2.41
Total from investment operations	0.01		2.53		(1.04)	2.52
Less distributions to shareholders:
Net investment income	(0.33)		(0.24)		(0.34)	(0.08)
Net realized gains	(0.30)		(0.63)		(0.27)	—
Total distributions to shareholders	(0.63)		(0.87)		(0.61)	(0.08)
Net asset value, end of period	$11.83		$12.45		$10.79	$12.44
Total return	0.05%		24.85%		(8.83%)	25.29%
Ratios to average net assets(b)
Total gross expenses	1.37	%(c)	1.37	%(d)	1.36%	1.43	%(c)
Total net expenses(e)	1.25	%(c)	1.29	%(d)	1.36%	1.43	%(c)
Net investment income	2.24	%(c)	2.19%		2.24%	1.53	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7		$7		$6	$6
Portfolio turnover	4%		17%		21%	15%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Morgan Stanley Global Real Estate Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$12.89		$10.08		$11.74	$10.00
Income from investment operations:
Net investment income	0.15		0.29		0.23	0.17
Net realized and unrealized gain (loss)	(0.03	)(b)	2.76		(1.26)	1.56
Increase from payments by affiliate	—		—		—	0.01
Total from investment operations	0.12		3.05		(1.03)	1.74
Less distributions to shareholders:
Net investment income	(1.03)		(0.04)		(0.48)	—
Net realized gains	(0.53)		(0.20)		(0.15)	—
Total distributions to shareholders	(1.56)		(0.24)		(0.63)	—
Net asset value, end of period	$11.45		$12.89		$10.08	$11.74
Total return	0.99%		30.62%		(9.51%)	17.40	%(c)
Ratios to average net assets(d)
Total gross expenses	1.04	%(e)(f)	1.03	%(e)	1.01%	1.11	%(f)
Total net expenses(g)	0.89	%(e)(f)	0.89	%(e)	0.88%	0.86	%(f)
Net investment income	2.32	%(f)	2.46%		2.09%	2.48	%(f)
Supplemental data
Net assets, end of period (in thousands)	$386,353		$454,820		$401,238	$369,366
Portfolio turnover	15%		31%		18%	14%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$12.84		$10.05		$11.71	$10.00
Income from investment operations:
Net investment income	0.15		0.26		0.21	0.16
Net realized and unrealized gain (loss)	(0.04	)(b)	2.74		(1.25)	1.54
Increase from payments by affiliate	—		—		—	0.01
Total from investment operations	0.11		3.00		(1.04)	1.71
Less distributions to shareholders:
Net investment income	(1.00)		(0.01)		(0.47)	—
Net realized gains	(0.53)		(0.20)		(0.15)	—
Total distributions to shareholders	(1.53)		(0.21)		(0.62)	—
Net asset value, end of period	$11.42		$12.84		$10.05	$11.71
Total return	0.92%		30.21%		(9.62%)	17.10	%(c)
Ratios to average net assets(d)
Total gross expenses	1.30	%(e)(f)	1.29	%(e)	1.27%	1.35	%(f)
Total net expenses(g)	1.14	%(e)(f)	1.14	%(e)	1.13%	1.11	%(f)
Net investment income	2.24	%(f)	2.22%		1.95%	2.16	%(f)
Supplemental data
Net assets, end of period (in thousands)	$9,196		$6,516		$2,929	$880
Portfolio turnover	15%		31%		18%	14%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  The Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — NFJ Dividend Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.29		$11.66	$11.26	$10.00
Income from investment operations:
Net investment income	0.21		0.38	0.36	0.25
Net realized and unrealized gain	1.54		1.25	0.04	1.01
Total from investment operations	1.75		1.63	0.40	1.26
Net asset value, end of period	$15.04		$13.29	$11.66	$11.26
Total return	13.17%		13.98%	3.55%	12.60%
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.75%	0.76%	0.78	%(c)
Total net expenses(d)	0.75	%(c)	0.75%	0.72%	0.64	%(c)
Net investment income	2.96	%(c)	2.98%	3.15%	3.73	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,896,530		$1,843,656	$1,754,511	$1,544,544
Portfolio turnover	14%		42%	32%	24%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — NFJ Dividend Value Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.21		$11.61	$11.24	$10.00
Income from investment operations:
Net investment income	0.19		0.35	0.34	0.25
Net realized and unrealized gain	1.53		1.25	0.03	0.99
Total from investment operations	1.72		1.60	0.37	1.24
Net asset value, end of period	$14.93		$13.21	$11.61	$11.24
Total return	13.02%		13.78%	3.29%	12.40%
Ratios to average net assets(b)
Total gross expenses	1.00	%(c)	1.00%	1.01%	1.03	%(c)
Total net expenses(d)	1.00	%(c)	1.00%	0.99%	0.89	%(c)
Net investment income	2.74	%(c)	2.75%	3.00%	3.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,159		$3,883	$1,589	$183
Portfolio turnover	14%		42%	32%	24%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.96		$11.41	$11.42	$10.00
Income from investment operations:
Net investment income	0.01		0.04	0.01	0.01
Net realized and unrealized gain (loss)	1.43		1.51	(0.02)	1.41
Total from investment operations	1.44		1.55	(0.01)	1.42
Net asset value, end of period	$14.40		$12.96	$11.41	$11.42
Total return	11.11%		13.58%	(0.09%)	14.20%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.75%	0.75%	0.80	%(c)
Total net expenses(d)	0.76	%(c)	0.75%	0.73%	0.70	%(c)
Net investment income	0.13	%(c)	0.31%	0.09%	0.18	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,174,044		$1,685,695	$1,673,806	$1,192,955
Portfolio turnover	35%		63%	47%	109%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.87		$11.36	$11.40	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		0.02	(0.01)	(0.01)
Net realized and unrealized gain (loss)	1.42		1.49	(0.03)	1.41
Total from investment operations	1.41		1.51	(0.04)	1.40
Net asset value, end of period	$14.28		$12.87	$11.36	$11.40
Total return	10.96%		13.29%	(0.35%)	14.00%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.00%	1.01%	1.04	%(c)
Total net expenses(d)	1.01	%(c)	1.00%	0.99%	0.95	%(c)
Net investment income (loss)	(0.12	%)(c)	0.16%	(0.06%)	(0.12	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$1,628		$1,367	$596	$42
Portfolio turnover	35%		63%	47%	109%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Partners Small Cap Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$13.05		$11.74	$11.77		$10.00
Income from investment operations:
Net investment income (loss)	0.00	(b)	0.04	(0.03)		(0.02)
Net realized and unrealized gain (loss)	2.36		1.27	(0.00	)(b)(c)	1.79
Total from investment operations	2.36		1.31	(0.03)		1.77
Net asset value, end of period	$15.41		$13.05	$11.74		$11.77
Total return	18.08%		11.16%	(0.25%)		17.70%
Ratios to average net assets(d)
Total gross expenses	1.03	%(e)	1.03%	1.03%		1.08	%(e)
Total net expenses(f)	0.97	%(e)	0.99%	1.03%		1.07	%(e)
Net investment income (loss)	0.05	%(e)	0.33%	(0.29%)		(0.24	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$545,340		$510,214	$505,966		$483,631
Portfolio turnover	28%		70%	67%		43%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31 2010.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Partners Small Cap Growth Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$12.96		$11.68	$11.75		$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		0.03	(0.05)		(0.03)
Net realized and unrealized gain (loss)	2.33		1.25	(0.02	)(b)	1.78
Total from investment operations	2.32		1.28	(0.07)		1.75
Net asset value, end of period	$15.28		$12.96	$11.68		$11.75
Total return	17.90%		10.96%	(0.60%)		17.50%
Ratios to average net assets(c)
Total gross expenses	1.28	%(d)	1.28%	1.28%		1.34	%(d)
Total net expenses(e)	1.22	%(d)	1.24%	1.28%		1.32	%(d)
Net investment income (loss)	(0.17	%)(d)	0.21%	(0.47%)		(0.40	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$1,741		$1,252	$631		$131
Portfolio turnover	28%		70%	67%		43%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.48		$10.62	$10.37	$10.00
Income from investment operations:
Net investment income	0.03		0.07	0.21	0.08
Net realized and unrealized gain (loss)	(0.27)		0.17	0.35	0.29
Total from investment operations	(0.24)		0.24	0.56	0.37
Less distributions to shareholders:
Net investment income	(0.08)		(0.20)	(0.08)	—
Net realized gains	(0.15)		(0.18)	(0.23)	—
Total distributions to shareholders	(0.23)		(0.38)	(0.31)	—
Net asset value, end of period	$10.01		$10.48	$10.62	$10.37
Total return	(2.28%)		2.32%	5.53%	3.70%
Ratios to average net assets(b)
Total gross expenses	0.61	%(c)	0.62%	0.63%	0.68	%(c)
Total net expenses(d)	0.61	%(c)	0.60%	0.56%	0.55	%(c)
Net investment income	0.62	%(c)	0.69%	2.04%	1.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,428,169		$1,479,732	$1,241,618	$1,087,790
Portfolio turnover	749%		1,142%	1,618%	1,403%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.44		$10.59	$10.36	$10.00
Income from investment operations:
Net investment income	0.02		0.04	0.19	0.08
Net realized and unrealized gain (loss)	(0.27)		0.17	0.34	0.28
Total from investment operations	(0.25)		0.21	0.53	0.36
Less distributions to shareholders:
Net investment income	(0.05)		(0.18)	(0.07)	—
Net realized gains	(0.15)		(0.18)	(0.23)	—
Total distributions to shareholders	(0.20)		(0.36)	(0.30)	—
Net asset value, end of period	$9.99		$10.44	$10.59	$10.36
Total return	(2.36%)		2.05%	5.20%	3.60%
Ratios to average net assets(b)
Total gross expenses	0.87	%(c)	0.87%	0.88%	0.95	%(c)
Total net expenses(d)	0.87	%(c)	0.85%	0.81%	0.80	%(c)
Net investment income	0.37	%(c)	0.40%	1.79%	1.25	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,756		$3,684	$1,509	$478
Portfolio turnover	749%		1,142%	1,618%	1,403%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Pyramis® International Equity Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.24		$9.65	$11.57	$10.00
Income from investment operations:
Net investment income	0.16		0.23	0.24	0.05
Net realized and unrealized gain (loss)	0.19		1.73	(1.62)	1.56
Total from investment operations	0.35		1.96	(1.38)	1.61
Less distributions to shareholders:
Net investment income	(0.24)		(0.21)	(0.26)	(0.04)
Net realized gains	(0.30)		(0.16)	(0.28)	—
Total distributions to shareholders	(0.54)		(0.37)	(0.54)	(0.04)
Net asset value, end of period	$11.05		$11.24	$9.65	$11.57
Total return	3.09%		20.92%	(12.59%)	16.14%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.01%	1.01%	1.06	%(c)
Total net expenses(d)	1.00	%(c)	0.98%	0.95%	0.96	%(c)
Net investment income	2.85	%(c)	2.19%	2.19%	0.81	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,149,632		$1,195,137	$1,091,985	$1,019,309
Portfolio turnover	38%		66%	63%	43%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Pyramis® International Equity Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$11.21		$9.63	$11.56	$10.00
Income from investment operations:
Net investment income	0.15		0.19	0.19	0.02
Net realized and unrealized gain (loss)	0.20		1.74	(1.60)	1.57
Total from investment operations	0.35		1.93	(1.41)	1.59
Less distributions to shareholders:
Net investment income	(0.23)		(0.19)	(0.24)	(0.03)
Net realized gains	(0.30)		(0.16)	(0.28)	—
Total distributions to shareholders	(0.53)		(0.35)	(0.52)	(0.03)
Net asset value, end of period	$11.03		$11.21	$9.63	$11.56
Total return	3.07%		20.59%	(12.87%)	15.92%
Ratios to average net assets(b)
Total gross expenses	1.26	%(c)	1.26%	1.26%	1.30	%(c)
Total net expenses(d)	1.25	%(c)	1.24%	1.20%	1.21	%(c)
Net investment income	2.66	%(c)	1.88%	1.85%	0.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,629		$1,297	$596	$87
Portfolio turnover	38%		66%	63%	43%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Wells Fargo Short Duration Government Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.33		$10.32	$10.19	$10.02
Income from investment operations:
Net investment income	0.03		0.11	0.14	0.11
Net realized and unrealized gain (loss)	(0.08)		0.10	0.10	0.06
Total from investment operations	(0.05)		0.21	0.24	0.17
Less distributions to shareholders:
Net investment income	(0.10)		(0.12)	(0.08)	—
Net realized gains	(0.08)		(0.08)	(0.03)	—
Total distributions to shareholders	(0.18)		(0.20)	(0.11)	—
Net asset value, end of period	$10.10		$10.33	$10.32	$10.19
Total return	(0.53%)		2.01%	2.41%	1.70%
Ratios to average net assets(b)
Total gross expenses	0.59	%(c)	0.60%	0.60%	0.62	%(c)
Total net expenses(d)	0.59	%(c)	0.59%	0.57%	0.55	%(c)
Net investment income	0.58	%(c)	1.03%	1.34%	1.70	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,347,009		$2,106,703	$1,779,392	$1,574,515
Portfolio turnover	128%		356%	529%	360%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.29		$10.29	$10.17	$10.02
Income from investment operations:
Net investment income	0.02		0.08	0.11	0.10
Net realized and unrealized gain (loss)	(0.09)		0.10	0.11	0.05
Total from investment operations	(0.07)		0.18	0.22	0.15
Less distributions to shareholders:
Net investment income	(0.07)		(0.10)	(0.07)	—
Net realized gains	(0.08)		(0.08)	(0.03)	—
Total distributions to shareholders	(0.15)		(0.18)	(0.10)	—
Net asset value, end of period	$10.07		$10.29	$10.29	$10.17
Total return	(0.69%)		1.76%	2.18%	1.50%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.85%	0.85%	0.86	%(c)
Total net expenses(d)	0.84	%(c)	0.84%	0.82%	0.80	%(c)
Net investment income	0.32	%(c)	0.76%	1.10%	1.57	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,149		$2,189	$1,005	$469
Portfolio turnover	128%		356%	529%	360%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio — Limited Duration Credit Fund; Variable Portfolio — American Century Diversified Bond Fund; Variable Portfolio — American Century Growth Fund; Variable Portfolio — Columbia Wanger International Equities Fund; Variable Portfolio — Columbia Wanger U.S. Equities Fund; Variable Portfolio — DFA International Value Fund; Variable Portfolio — Eaton Vance Floating-Rate Income Fund; Variable Portfolio — Holland Large Cap Growth Fund (formerly Variable Portfolio — Marsico Growth Fund); Variable Portfolio — Invesco International Growth Fund; Variable Portfolio — J.P. Morgan Core Bond Fund; Variable Portfolio — Jennison Mid Cap Growth Fund; Variable Portfolio — MFS Value Fund; Variable Portfolio — Mondrian International Small Cap Fund; Variable Portfolio — Morgan Stanley Global Real Estate Fund; Variable Portfolio — NFJ Dividend Value Fund; Variable Portfolio — Nuveen Winslow Large Cap Growth Fund; Variable Portfolio — Partners Small Cap Growth Fund; Variable Portfolio — PIMCO Mortgage-Backed Securities Fund; Variable Portfolio — Pyramis International Equity Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund. Reference to shares and shareholders within these financial statements refer to partners' interests and partners for Funds treated as a partnership for U.S. federal income tax purposes.

Each Fund currently operates as a diversified fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter (OTC) or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. Generally, the notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward Foreign Currency Exchange Contracts	Funds
To hedge the currency exposure associated with some or all of the Fund's securities	Variable Portfolio — American Century Diversified Bond Fund and Variable Portfolio — Mondrian International Small Cap Fund

These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Fund will record a realized gain or loss when the forward foreign currency exchange contract expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures Contracts	Funds
To produce incremental earnings	Variable Portfolio — American Century Diversified Bond Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark	Columbia Variable Portfolio — Limited Duration Credit Fund and Variable Portfolio — American Century Diversified Bond Fund
Futures Contracts	Funds
To manage exposure to movements in interest rates	Columbia Variable Portfolio — Limited Duration Credit Fund
To manage exposure to the securities market	Variable Portfolio — Pyramis International Equity Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Variable Portfolio — Pyramis International Equity Fund

These instruments may be used for other purposes in future periods.

Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2013:

Variable Portfolio — American Century Diversified Bond Fund

Statement of Assets and Liabilities Offsetting Detail

Offsetting of Financial Assets and Derivative Assets

			Net Amounts	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	510,230	—	510,230	—	—	—	510,230

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities

			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	9,095	—	9,095	—	—	—	9,095

(a)  Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)  Represents the net amount due from counterparties in the event of default.

(c)  Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)  Represents the net amount due to counterparties in the event of default.

Variable Portfolio — Mondrian International Small Cap Fund

Statement of Assets and Liabilities Offsetting Detail

Offsetting of Financial Assets and Derivative Assets

			Net Amounts	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	1,981,538	—	1,981,538	351,231	—	—	1,630,307

Offsetting of Financial Liabilities and Derivative Liabilities

			Net Amounts	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	351,231	—	351,231	351,231	—	—	—

(a)  Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)  Represents the net amount due from counterparties in the event of default.

(c)  Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)  Represents the net amount due to counterparties in the event of default.

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio — Limited Duration Credit Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	12,064,405	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	10,869,684
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	10,951,087

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	16,468

Variable Portfolio — American Century Diversified Bond Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	510,230
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	9,095

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	1,075,952	—	1,075,952
Interest rate risk	—	2,338,063	2,338,063
Total	1,075,952	2,338,063	3,414,015
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	905,529

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	16
Futures contracts	1,410

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Variable Portfolio — Mondrian International Small Cap Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,981,538
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	351,231

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(372,077)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	1,726,624

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	7

Variable Portfolio — Pyramis International Equity Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	900,625	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	375,991
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(1,090,639)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	1,670

Repurchase Agreements

The Funds may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Variable Portfolio — PIMCO Mortgage-Backed Securities Fund

The following table presents the Fund's gross and net amount of assets available for offset under a netting arrangement for repurchase agreements as well as the related collateral received by the Fund as of June 30, 2013:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Repurchase agreements	184,600,000	—	184,600,000	—	184,600,000	—	—

(a)  Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)  Represents the net amount due from counterparties in the event of default.

Investments in Loans

Certain Funds may invest in loan participations and assignments of all or a portion of a loan. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce their rights only through an administrative agent. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have their interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Floating Rate Loans

Certain Funds invest primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, prepayment and extension risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall; however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the Fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Delayed Delivery Securities

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Forward Sale Commitments

The Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit because they receive negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Funds. The Funds identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Funds treat "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

Certain Funds may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhanced defaults on its obligation.

Principal Only Securities

Certain Funds may invest in Principal Only Securities (POs). POs are stripped mortgage backed securities entitled to receive most, if not all, of the principal from the underlying mortgage assets, but not the interest. The Fund assumes the risk, as the holder of a PO security, that it may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Variable Portfolio — American Century Growth Fund, Variable Portfolio — Columbia Wanger U.S. Equities Fund, Variable Portfolio — Holland Large Cap Growth Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — NFJ Dividend Value Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund and Variable Portfolio — Partners Small Cap Growth Fund are treated as partnerships for U.S. federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund's income and loss. The components of each Fund's net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.

Columbia Variable Portfolio — Limited Duration Credit Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Variable Portfolio — Pyramis International Equity Fund, and Variable Portfolio — Wells Fargo Short Duration Government Fund intend to qualify each year as separate "regulated investment companies" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International Value Fund,

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — Mondrian International Small Cap Fund and Variable Portfolio — Pyramis International Equity Fund. Dividends from net investment income are declared and distributed annually, when available, for Columbia Variable Portfolio — Limited Duration Credit Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — PIMCO Mortgage-Backed Securities Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of each Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Funds. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds' subadvisers. See Subadvisory Agreements below. The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The fee rate range and annualized effective investment management fee rate for each Fund as a percentage of each Fund's average daily net assets for the six months ended June 30, 2013, was as follows:

Fund	High (%)	Low (%)	Effective Investment Management Fee (%)
Columbia Variable Portfolio — Limited Duration Credit Fund	0.48	0.29	0.46
Variable Portfolio — American Century Diversified Bond Fund	0.48	0.375	0.44
Variable Portfolio — American Century Growth Fund	0.65	0.50	0.63
Variable Portfolio — Columbia Wanger International Equities Fund	0.95	0.72	0.91
Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.90	0.80	0.85
Variable Portfolio — DFA International Value Fund	0.85	0.70	0.83
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.63	0.53	0.63
Variable Portfolio — Holland Large Cap Growth Fund *	0.65	0.50	0.63
Variable Portfolio — Invesco International Growth Fund	0.85	0.70	0.82
Variable Portfolio — J.P. Morgan Core Bond Fund	0.48	0.375	0.44
Variable Portfolio — Jennison Mid Cap Growth Fund	0.75	0.65	0.75
Variable Portfolio — MFS Value Fund	0.65	0.50	0.62
Variable Portfolio — Mondrian International Small Cap Fund	0.95	0.85	0.93
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.85	0.75	0.85
Variable Portfolio — NFJ Dividend Value Fund	0.65	0.50	0.62
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.65	0.50	0.63
Variable Portfolio — Partners Small Cap Growth Fund	0.90	0.80	0.87
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.48	0.375	0.47
Variable Portfolio — Pyramis International Equity Fund	0.85	0.70	0.84
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.48	0.375	0.46

* In January 2013, the Board approved a voluntary waiver for the Variable Portfolio — Holland Large Cap Growth Fund to reduce the fee rate charged on the Fund's assets between $1.5 billion and $2 billion from 0.60% to 0.55%. The voluntary waiver became effective on January 23, 2013.

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Prior to June 1, 2013, the fee rate range for the following Funds as was as follows:

Fund	High (%)	Low (%)
Variable Portfolio — American Century Diversified Bond Fund	0.48	0.40
Variable Portfolio — Columbia Wanger International Equities Fund	0.95	0.85
Variable Portfolio — J.P. Morgan Core Bond Fund	0.48	0.40
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.48	0.40
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.48	0.40

Subadvisory Agreements

The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund's assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Variable Portfolio — American Century Diversified Bond Fund	American Century Investment Management, Inc.
Variable Portfolio — American Century Growth Fund	American Century Investment Management, Inc.
Variable Portfolio — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management LLC**
Variable Portfolio — Columbia Wanger U.S. Equities Fund	Columbia Wanger Asset Management LLC**
Variable Portfolio — DFA International Value Fund	Dimensional Fund Advisors, L.P.
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
Variable Portfolio — Holland Large Cap Growth Fund	Holland Capital Management, LLC***
Variable Portfolio — Invesco International Growth Fund	Invesco Advisers, Inc.
Variable Portfolio — J.P. Morgan Core Bond Fund	J.P Morgan Investment Management Inc.
Variable Portfolio — Jennison Mid Cap Growth Fund	Jennison Associates LLC
Variable Portfolio — MFS Value Fund	Massachusetts Financial Services Company
Variable Portfolio — Mondrian International Small Cap Fund	Mondrian Investment Partners Limited
Variable Portfolio — Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
Variable Portfolio — NFJ Dividend Value Fund	NFJ Investment Group LLC
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management LLC
Fund	Subadviser
Variable Portfolio — Partners Small Cap Growth Fund	Palisade Capital Management, L.L.C. The London Company**** Wells Capital Management Incorporated
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	Pacific Investment Management Company LLC
Variable Portfolio — Pyramis International Equity Fund	Pyramis Global Advisors, LLC
Variable Portfolio — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated

** A wholly-owned subsidiary of the Investment Manager.

*** Subadvisory agreement became effective on March 25, 2013; prior to March 25, 2013, Marsico Capital Management, LLC was the subadvisor to the Fund.

**** London Company of Virginia, doing business as The London Company.

New investments in Variable Portfolio — Partners Small Cap Growth Fund, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the   Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines as each Fund's net assets increase. The fee rate range and annualized effective fee rate for each Fund as a percentage of each Fund's average daily net assets for the six months ended June 30, 2013, was as follows:

Fund	High (%)	Low (%)	Effective Administration Fee (%)
Columbia Variable Portfolio — Limited Duration Credit Fund	0.07	0.04	0.06
Variable Portfolio — American Century Diversified Bond Fund	0.07	0.04	0.06
Variable Portfolio — American Century Growth Fund	0.06	0.03	0.06
Variable Portfolio — Columbia Wanger International Equities Fund	0.08	0.05	0.08
Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.08	0.05	0.08
Variable Portfolio — DFA International Value Fund	0.08	0.05	0.08
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.07	0.04	0.07
Variable Portfolio — Holland Large Cap Growth Fund	0.06	0.03	0.06
Variable Portfolio — Invesco International Growth Fund	0.08	0.05	0.07
Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Fund	High (%)	Low (%)	Effective Administration Fee (%)
Variable Portfolio — J.P. Morgan Core Bond Fund	0.07	0.04	0.06
Variable Portfolio — Jennison Mid Cap Growth Fund	0.06	0.03	0.06
Variable Portfolio — MFS Value Fund	0.06	0.03	0.05
Variable Portfolio — Mondrian International Small Cap Fund	0.08	0.05	0.08
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.08	0.05	0.08
Variable Portfolio — NFJ Dividend Value Fund	0.06	0.03	0.05
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.06	0.03	0.06
Variable Portfolio — Partners Small Cap Growth Fund	0.08	0.05	0.08
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.07	0.04	0.07
Variable Portfolio — Pyramis International Equity Fund	0.08	0.05	0.08
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.07	0.04	0.06

Other Expenses

Other expenses are for, among other things, certain expenses of the Funds or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended June 30, 2013, other expenses paid to this company were as follows:

Fund
Columbia Variable Portfolio — Limited Duration Credit Fund	$4,749
Variable Portfolio — American Century Diversified Bond Fund	5,045
Variable Portfolio — American Century Growth Fund	2,932
Variable Portfolio — Columbia Wanger International Equities Fund	1,640
Variable Portfolio — Columbia Wanger U.S. Equities Fund	1,812
Variable Portfolio — DFA International Value Fund	2,875
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	1,883
Variable Portfolio — Holland Large Cap Growth Fund	2,853
Fund
Variable Portfolio — Invesco International Growth Fund	$3,667
Variable Portfolio — J.P. Morgan Core Bond Fund	4,937
Variable Portfolio — Jennison Mid Cap Growth Fund	2,316
Variable Portfolio — MFS Value Fund	3,648
Variable Portfolio — Mondrian International Small Cap Fund	1,264
Variable Portfolio — Morgan Stanley Global Real Estate Fund	1,394
Variable Portfolio — NFJ Dividend Value Fund	3,591
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	2,949
Variable Portfolio — Partners Small Cap Growth Fund	1,500
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	2,866
Variable Portfolio — Pyramis International Equity Fund	2,510
Variable Portfolio — Wells Fargo Short Duration Government Fund	3,953

Compensation of Board Members

Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of each Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agent Fees

The Funds have a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of each Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds' custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2013 through April 30, 2014		Prior to May 1, 2013
	Class 1	Class 2	Class 1	Class 2
Columbia Variable Portfolio — Limited Duration Credit Fund	0.57%	0.82%	0.53%	0.78%
Variable Portfolio — American Century Diversified Bond Fund	0.72	0.97	0.71	0.96
Variable Portfolio — American Century Growth Fund	0.79	1.04	0.79	1.04
Variable Portfolio — Columbia Wanger International Equities Fund	1.00	1.25	1.00	1.25
Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.96	1.21	0.96	1.21
Variable Portfolio — DFA International Value Fund	0.87	1.12	0.91	1.16
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.72	0.97	0.72	0.97
Variable Portfolio — Holland Large Cap Growth Fund	0.79	1.04	0.79	1.04
Variable Portfolio — Invesco International Growth Fund	1.00	1.25	1.00	1.25
Variable Portfolio — J.P. Morgan Core Bond Fund	0.72	0.97	0.71	0.96
Variable Portfolio — Jennison Mid Cap Growth Fund	0.83	1.08	0.82	1.07
Variable Portfolio — MFS Value Fund	0.77	1.02	0.79	1.04
Variable Portfolio — Mondrian International Small Cap Fund	1.00	1.25	1.00	1.25
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.89	1.14	0.89	1.14
Variable Portfolio — NFJ Dividend Value Fund	0.77	1.02	0.76	1.01
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.79	1.04	0.79	1.04
Variable Portfolio — Partners Small Cap Growth Fund	0.96	1.21	0.97	1.22
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	0.65	0.90	0.64	0.89
Variable Portfolio — Pyramis International Equity Fund	1.00	1.25	1.00	1.25
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.60	0.85	0.60	0.85

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Variable Portfolio — Limited Duration Credit Fund	$2,811,169,000	$26,967,000	$(31,984,000)	$(5,017,000)
Variable Portfolio — American Century Diversified Bond Fund	3,310,498,000	39,159,000	(49,019,000)	(9,860,000)
Variable Portfolio — American Century Growth Fund	997,535,000	139,665,000	(18,001,000)	121,664,000
Variable Portfolio — Columbia Wanger International Equities Fund	537,876,000	122,950,000	(35,849,000)	87,101,000
Variable Portfolio — Columbia Wanger U.S. Equities Fund	559,099,000	214,378,000	(6,951,000)	207,427,000
Variable Portfolio — DFA International Value Fund	1,099,615,000	152,587,000	(116,387,000)	36,200,000
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	835,982,000	4,912,000	(5,410,000)	(498,000)
Variable Portfolio — Holland Large Cap Growth Fund	1,275,510,000	112,195,000	(34,919,000)	77,276,000
Variable Portfolio — Invesco International Growth Fund	1,469,089,000	280,070,000	(55,432,000)	224,638,000
Variable Portfolio — J.P. Morgan Core Bond Fund	2,861,204,000	73,723,000	(40,860,000)	32,863,000
Variable Portfolio — Jennison Mid Cap Growth Fund	834,899,000	251,449,000	(39,265,000)	212,184,000
Variable Portfolio — MFS Value Fund	1,508,538,000	504,725,000	(3,685,000)	501,040,000
Variable Portfolio — Mondrian International Small Cap Fund	325,398,000	79,447,000	(18,887,000)	60,560,000
Variable Portfolio — Morgan Stanley Global Real Estate Fund	330,323,000	71,843,000	(5,454,000)	66,389,000
Variable Portfolio — NFJ Dividend Value Fund	1,614,015,000	354,848,000	(66,040,000)	288,808,000
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	967,650,000	232,429,000	(20,752,000)	211,677,000
Variable Portfolio — Partners Small Cap Growth Fund	403,576,000	149,564,000	(5,848,000)	143,716,000
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	2,072,216,000	3,548,000	(31,900,000)	(28,352,000)
Variable Portfolio — Pyramis International Equity Fund	1,031,389,000	144,925,000	(33,009,000)	111,916,000
Variable Portfolio — Wells Fargo Short Duration Government Fund	2,554,646,000	6,020,000	(21,129,000)	(15,109,000)

The following capital loss carryforward, determined at December 31, 2012, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Unlimited Short-term	Unlimited Long-term	Total
Variable Portfolio — DFA International Value Fund	$21,589,245	$1,001,663	$22,590,908

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2013, the cost of purchases and proceeds from sales of securities, including U.S. government securities and any applicable mortgage dollar rolls, but excluding short-term obligations, for each Fund aggregated to:

Fund	Purchases	Proceeds	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
Columbia Variable Portfolio — Limited Duration Credit Fund	$1,038,443,020	$897,211,244	$30,238,239	$39,487,410
Variable Portfolio — American Century Diversified Bond Fund	3,243,578,855	3,058,262,464	2,962,945,928	2,820,313,732
Variable Portfolio — American Century Growth Fund	463,908,861	1,191,211,118	—	—
Variable Portfolio — Columbia Wanger International Equities Fund	163,851,412	168,233,156	—	—
Variable Portfolio — Columbia Wanger U.S. Equities Fund	108,753,735	155,038,075	—	—

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Fund	Purchases	Proceeds	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
Variable Portfolio — DFA International Value Fund	$110,316,606	$553,610,700	$—	$—
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	277,123,332	206,927,287	—	—
Variable Portfolio — Holland Large Cap Growth Fund	1,541,672,889	1,915,309,506	—	—
Variable Portfolio — Invesco International Growth Fund	300,822,561	504,455,400	—	—
Variable Portfolio — J.P. Morgan Core Bond Fund	433,832,875	235,515,577	184,791,871	80,244,309
Variable Portfolio — Jennison Mid Cap Growth Fund	199,315,346	280,131,003	—	—
Variable Portfolio — MFS Value Fund	161,774,169	287,947,895	—	—
Variable Portfolio — Mondrian International Small Cap Fund	38,431,160	16,449,617	—	—
Variable Portfolio — Morgan Stanley Global Real Estate Fund	68,483,804	131,447,627	—	—
Variable Portfolio — NFJ Dividend Value Fund	277,531,496	473,204,800	—	—
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	502,949,660	1,161,762,185	—	—
Variable Portfolio — Partners Small Cap Growth Fund	147,746,078	200,412,953	—	—
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	11,952,434,812	12,005,258,671	11,932,601,922	11,959,651,381
Variable Portfolio — Pyramis International Equity Fund	449,178,551	556,814,846	—	—
Variable Portfolio — Wells Fargo Short Duration Government Fund	2,880,944,297	2,769,189,656	2,526,112,685	2,243,227,735

Note 6. Commission Recapture

Variable Portfolio — Pyramis International Equity Fund participated in the Pyramis Global Advisors' commission recapture program (the Program). The Program generates rebates on a portion of portfolio trades. During the six months ended June 30, 2013, the Fund received cash rebates of $469,030 from the Program which are included in net realized gain or loss on investments in the Statements of Operations. During the year ended December 31, 2012, the Fund received cash rebates of $653,921 from the Program which are included in net realized gain or loss on investments in the Statement of Operations.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Funds no longer participate in securities lending activity. Prior to that date, each Fund had entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Funds into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Funds received income for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2013 is disclosed in the Statement of Operations. The Funds continued to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

Each Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At June 30, 2013, the affiliated shareholder accounts; including affiliated fund-of funds and separate accounts of affiliated insurance companies, owned 100% of Class 1 and Class 2 shares for each Fund. Subscription and redemption activity by concentrate accounts may have a significant effect on the operations of the Funds.

Note 10. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Funds may

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

For the six months ended June 30, 2013, the average daily loan balance outstanding for the following Funds on days when borrowing existed was as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Variable Portfolio — DFA International Value Fund	$3,800,000	1.20%
Variable Portfolio — Morgan Stanley Global Real Estate Fund	13,760,000	1.20

No other Funds had borrowings during the six months ended June 30, 2013.

Note 11. Significant Risks

Consumer Discretionary Risk

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. Each Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Financial Sector Risk

Variable Portfolio — MFS Value Fund and Variable Portfolio — NFJ Dividend Value Fund portfolio managers may invest significantly in issuers operating in the financial sector. Each Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Floating Rate Loan Risk

Variable Portfolio — Eaton Vance Floating-Rate Income Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, prepayment and extension risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall; however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the Fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Industrial Sector Risk

Variable Portfolio — Columbia Wanger U.S. Equities Fund portfolio managers may invest significantly in issuers operating in the industrials sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Information Technology Sector Risk

Variable Portfolio — American Century Growth Fund, Variable Portfolio — Holland Large Cap Growth Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund and Variable Portfolio — Partners Small Cap Growth Fund portfolio managers may invest significantly in issuers operating in the information technology sector. Each Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Non-Diversification Risk

Variable Portfolio — Morgan Stanley Global Real Estate Fund is a non-diversified fund. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers

Semiannual Report 2013

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Real Estate Sector Risk

The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Small- and Mid-Cap Company Risk

Investments in small- and medium capitalization companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies, which may make securities of small- and mid-cap companies less liquid and more volatile than the securities of larger companies.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Variable Portfolio Funds

Approval of Subadvisory Agreement between Holland Capital Management LLC and Columbia Management Investment Advisers, LLC

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "Investment Manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc., serves as the Investment Manager to VP — Holland Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II. Columbia Management is responsible for the provision of investment advice and other services to the Fund. In addition, under a Subadvisory Agreement (the "Subadvisory Agreement") between Columbia Management and Holland Capital Management LLC ("Holland"), Holland has provided portfolio management and related services for the Fund since March 25, 2013. Effective March 25, 2013, Marsico Capital Management, LLC ("Marsico") was terminated as a Subadviser to the Fund.

At the January 14-16, 2013 Board meeting, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), unanimously approved (i) the proposal to terminate the subadvisory agreement between Columbia Management and Marsico as subadviser to the Fund; (ii) the proposed subadvisory agreement between Holland Capital and Columbia Management (the "Subadvisory Agreement") for the Fund; (iii) the proposal to change the name of the Fund to VP — Holland Large Cap Growth Fund; (iv) the proposal to modify the Fund's principal investment strategy to reflect Holland Capital's investment process; and (v) the change to the primary benchmark of the Fund from the S&P 500 Index to the Russell 1000 Growth Index (collectively, the "Holland Capital Proposals"). The Board, its Contracts Committee and Investment Review Committee held meetings and discussions with Columbia Management and reviewed and considered various written materials and oral presentations in connection with Holland Capital's proposed services, including with respect to the nature, extent and quality of services, profitability and fees and expenses, investment performance, and compliance program of Holland Capital. Additionally, the Board considered the process undertaken during their most recent consideration and approval of advisory agreements, for annual renewal purposes, at the April 2012 meeting. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Holland Capital Proposals.

Nature, Extent and Quality of Services to be Provided by Holland Capital

The Board considered its analysis of the reports and presentations received by it and the Contracts Committee, detailing the services proposed to be performed by Holland Capital as subadviser for the Fund, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel. The Board noted that Columbia Management serves as investment manager to the Fund pursuant to an Investment Management Services Agreement between Columbia Management and the Fund. The Board reviewed and considered Columbia Management's detailed selection process resulting in the recommended appointment of Holland Capital. The Board also considered the rigorous ongoing investment and operational oversight process through which Columbia Management would monitor Holland Capital's services.

The Board also observed that Holland Capital's compliance program had been reviewed by the Funds' Chief Compliance Officer and was determined by Columbia Management's Asset Management Compliance team to be reasonably designed to prevent violations of the federal securities laws. The Board also observed that information had been presented regarding the capabilities and financial condition of Holland Capital, and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board noted, in particular, that Holland Capital's investment approach was reviewed by the Investment Review Committee (which included a meeting with the President, Chief Executive Officer and Chief Investment Officer of Holland Capital) and that Holland Capital is led by two portfolio managers with 44 aggregate years of experience between them and that the portfolio would be co-managed with the support of four other senior equity analysts. The Board also considered the information provided by Columbia Management and the Committee reports regarding Holland Capital's personnel, its risk controls, investment philosophy, and process.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement, including that the relatively broad scope of services required to be performed by Holland Capital was generally similar in scope to subadvisory agreements applicable to other subadvised funds.

The Board also considered, in this regard, the proposed termination of Marsico and Columbia Management's explanation that the termination was due to an effort to improve the Fund's performance in down markets and find a subadviser whose investment process is more aligned with that goal. The Board also reviewed the Investment Review Committee and Contracts Committee reports regarding the search process undertaken by Columbia Management to identify a prospective successor subadviser with an investment style consistent with Columbia Management's desire to improve the Fund's

Semiannual Report 2013

Variable Portfolio Funds

Approval of Subadvisory Agreement between Holland Capital Management LLC and Columbia Management Investment Advisers, LLC (continued)

performance in down markets. The Board considered the volatility data provided for Holland Capital's investment strategy (that is substantially similar to that proposed for the Fund). In that regard, the Board considered the proposals to change the primary benchmark of the Fund from the S&P 500 Index to the Russell 1000 Growth Index and to change the principal investment strategy to be consistent with Holland Capital's investment management style. The Board also considered representations concerning (i) the expectation that Holland Capital's investment strategy is well suited for management's desired risk/return profile for the Fund and (ii) the need to change the Fund's benchmark to match the benchmark that Holland Capital manages for. The Board observed that Marsico's performance on the Fund did not meet expectations for recent periods.

Investment Performance of Holland Capital

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment management agreements. The Board considered Holland Capital's investment performance, noting that Holland Capital has delivered solid performance results over the one-, three-, five- and ten-year periods for its accounts managed using a strategy substantially similar to that proposed for the Fund. The Board also reviewed Holland Capital's portfolio volatility data.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that Holland Capital was in a position to provide a high quality and level of service to the Fund.

Comparative Fees, Costs of Services Provided and Profitability

The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Holland Capital would be paid by Columbia Management and would not impact the fees paid by the Fund. The Board also reviewed data regarding fees charged by Holland Capital to other clients, observing that the proposed subadvisory fees are generally in line with (i) fees charged by Holland Capital to other subadvisory clients and (ii) subadvisory fees paid by Columbia Management to subadvisers of other subadvised funds. The Board also considered the expected increase in profitability of Columbia Management and its affiliates in connection with the hiring of Holland Capital and concluded that the profitability levels remained within the reasonable ranges of profitability levels reported at the April 2012 meetings.

Economies of Scale

The Board also considered the economies of scale that may be realized by Columbia Management and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered that the proposed Subadvisory Agreement with Holland Capital, unlike the Marsico subadvisory agreement, provides for lower fees as assets increase at pre-established breakpoints and concluded that the proposed Subadvisory Agreement satisfactorily provides for sharing of these economies of scale. The Board noted that the Contracts Committee had determined to pursue adding breakpoints to the Fund's IMS fee rate to achieve some savings for shareholders and to better align the fee structure with that of the proposed Holland Capital subadvisory fee structure. The Board further considered that Columbia Management agreed to waive its fees to the extent necessary such that the Fund's fee schedule reflects the additional breakpoint requested by the Contracts Committee.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees were fair and reasonable in light of the extent and quality of services proposed to be provided. In reaching this conclusion, no single factor was determinative. On January 16, 2013, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.

Semiannual Report 2013

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the below-named Columbia VP and VP Funds (each a VP Fund and together, the VP Funds).

Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

In addition, for each VP Fund, except Columbia VP — Limited Duration credit Fund (each a Subadvised Fund and together the Subadvised Funds), under a subadvisory agreement (each a Subadvisory Agreement) between Columbia Management and the below-named subadviser(s) to each Subadvised Fund (each a Subadviser and together the Subadvisers), each Subadviser has provided portfolio management and related services for their Subadvised Fund(s).

VP Fund Name	Subadviser(s)
Columbia VP — Limited Duration Credit Fund	None
VP — American Century Diversified Bond Fund	American Century Investment Management, Inc.
VP — American Century Growth Fund	American Century Investment Management, Inc.
VP — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management LLC*
VP — Columbia Wanger U.S. Equities Fund	Columbia Wanger Asset Management LLC*
VP — DFA International Value Fund	Dimensional Fund Advisors, L.P.
VP — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
VP — Holland Large Cap Growth Fund (formerly known as VP — Marsico Growth Fund)	Holland Capital Management LLC
VP — Invesco International Growth Fund	Invesco Advisers, Inc.
VP — J.P. Morgan Core Bond Fund	J.P. Morgan Investment Management Inc.
VP — Jennison Mid Cap Growth Fund	Jennison Associates LLC
VP — MFS Value Fund	Massachusetts Financial Services Company
VP — Mondrian International Small Cap Fund	Mondrian Investment Partners Limited
VP — Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
VP — NFJ Dividend Value Fund	NFJ Investment Group LLC
VP — Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management LLC
VP — Partners Small Cap Growth Fund	Palisade Capital Management, L.L.C.; London Company of Virginia, doing business as The London Company; and Wells Capital Management Incorporated
VP — PIMCO Mortgage-Backed Securities Fund	Pacific Investment Management Company LLC
VP — Pyramis® International Equity Fund	Pyramis Global Advisors, LLC
VP — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated

*Columbia Wanger Asset Management LLC is an affiliate of Columbia Management.

On an annual basis, each VP Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and each Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further,

Semiannual Report 2013

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadvisers

For each VP Fund, the Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the Subadvisers, observing the broad scope of services provided by Columbia Management to each Subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain VP Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to each VP Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the VP Funds' Administrative Services Agreement, the Board also took into account the organization and strength of the VP Funds' and their service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the VP Funds' other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each VP Fund.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each

Semiannual Report 2013

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of each VP Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreements with each Subadviser.

The Board concluded that the services being performed under the Subadvisory Agreements for VP — American Century Diversified Bond Fund, VP — American Century Growth Fund, VP — Columbia Wanger International Equities Fund, VP — Columbia Wanger U.S. Equities Fund, VP — DFA International Value Fund, VP — Eaton Vance Floating-Rate Income Fund, VP — Holland Large Cap Growth Fund, VP — Invesco International Growth Fund, VP — J.P. Morgan Core Bond Fund, VP — Jennison Mid Cap Growth Fund, VP — MFS Value Fund, VP — Mondrian International Small Cap Fund, VP — Morgan Stanley Global Real Estate Fund, VP — Nuveen Winslow Large Cap Growth Fund, VP — Partners Small Cap Growth Fund with respect to Palisade Capital Management, L.L.C. and the London Company, VP — Pyramis® International Equity Fund and VP — Wells Fargo Short Duration Government Fund were of a reasonably high quality, and the services being performed under the Subadvisory Agreements for VP — NFJ Dividend Value Fund, VP — PIMCO Mortgage-Backed Securities Fund, and VP — Partners Small Cap Growth Fund with respect to Wells Capital Management Incorporated were of an acceptable quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadvisers were in a position to continue to provide a high quality and level of services to the VP Funds.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the VP Funds. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index with respect to each VP Fund, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management's process for selecting the unaffiliated Subadvisers and monitoring each Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

The Board observed that the investment performance met expectations for VP — Limited Duration Credit Fund, VP — Columbia Wanger U.S. Equities Fund, VP — Jennison Mid Cap Growth Fund, VP — MFS Value Fund, VP — Mondrian International Small Cap Fund, VP — Morgan Stanley Global Real Estate Fund, VP — Pyramis International Equity Fund and VP — Wells Fargo Short Duration Government Fund.

The Board observed that the investment performance was appropriate in light of the particular management style involved and the particular market environment for VP — American Century Diversified Bond Fund, VP — American Century Growth Fund, VP — Columbia Wanger International Equities Fund, VP — Eaton Vance Floating Rate Income Fund, VP — DFA International Value Fund, VP — Invesco International Growth Fund, VP — J.P. Morgan Core Bond Fund, VP — NFJ Dividend Value Fund and VP — Nuveen Winslow Large Cap Growth Fund .

The Board observed the underperformance for certain periods for VP — Holland Large Cap Growth Fund, VP — NFJ Dividend Value Fund, VP — Partners Small Cap Growth Fund and VP — PIMCO Mortgage-Backed Securities Fund. The Board noted that appropriate steps had been taken or are contemplated to help improve the performance of these funds, including that for VP — Holland Large Cap Growth Fund, Holland Capital Management LLC only began serving as Subadviser effective March 25, 2013, when it replaced Marsico Capital Management, LLC as subadviser to that VP Fund. For VP — Partners Small Cap Growth Fund, effective November 16, 2012, Palisade Capital Management, L.L.C. replaced TCW Investment Management Company as one of the subadvisers to that VP Fund. Additionally, for each of VP — NFJ Dividend Value Fund, VP — PIMCO Mortgage-Backed Securities Fund and the portion of VP — Partners Small Cap

Semiannual Report 2013

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Growth Fund managed by Wells Capital Management Incorporated, the Board took into account management's view that the relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by its investment team and management's overall confidence that the Subadviser is positioned to generate improved results over the long term. With respect to VP — PIMCO Mortgage-Backed Securities Fund, the Board also recalled a recent strategy change intended to improve performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadvisers from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Fund's expenses with median expenses paid by funds in their comparative peer universe, as well as data showing each Fund's contribution to Columbia Management's profitability. For Columbia VP — Limited Duration Credit Fund, the Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each VP Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the VP Fund is no higher than the median expense ratio of funds in the same comparison universe of the VP Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that for Columbia VP — Limited Duration Credit Fund, (i) the VP Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and for each VP Fund (ii) the VP Funds' expense cap philosophy of assuring that each VP Fund's total expense ratio is not above its peer universe median ratio is reasonable.

The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports for VP — American Century Diversified Bond Fund, VP — American Century Growth Fund, VP — J.P. Morgan Core Bond Fund and VP — Nuveen Winslow Large Cap Growth Fund and slightly below the peer universe's median expense ratio shown in the reports for VP — Holland Large Cap Growth Fund, VP — Invesco International Growth Fund, VP — MFS Value Fund, VP — NFJ Dividend Value Fund and VP — PIMCO Mortgage-Backed Securities Fund. The Board also took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio for Columbia VP — Limited Duration Credit Fund, VP — Columbia Wanger International Equities Fund, VP — Columbia Wanger U.S. Equities Fund, VP — DFA International Value Fund, VP — Eaton Vance Floating Rate Income Fund, VP — Jennison Mid Cap Growth Fund, VP — Mondrian International Small Cap Fund, VP — Morgan Stanley Global Real Estate Fund, VP — Partners Small Cap Growth Fund, VP — Pyramis International Equity Fund and VP — Wells Fargo Short Duration Government Fund.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the VP Funds. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client accounts. Based on its review, the Board concluded that each VP Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the VP Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each VP Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the VP Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer

Semiannual Report 2013

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as VP Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2013

Variable Portfolio Funds

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Variable Portfolio Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the fund and the investment product through which the fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6547 E (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Commodity Strategy Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Commodity Strategy Fund

Portfolio Overview	2
Understanding Your Fund's Expenses	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	10
Consolidated Statement of Changes in Net Assets	11
Consolidated Financial Highlights	13
Notes to Consolidated Financial Statements	15
Approval of Investment Management Services and Subadvisory Agreements	22
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Commodity Strategy Fund

Portfolio Overview

(Unaudited)

Commodities Market Exposure (%) (at June 30, 2013)(a)
Commodities Futures Contracts
Agriculture	34.6
Energy	42.2
Industrial Metals	12.6
Precious Metals	10.6
Total Notional Market Value of Commodities Futures Contracts	100.0

(a) Reflects notional market value of commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $70,908,544. See Futures Contracts Outstanding at June 30, 2013 beginning on page 4.

Other Portfolio Holdings (%) (at June 30, 2013)(b)
Affiliated Money Market Fund	50.0
Treasury Bills	14.2
U.S. Government & Agency Obligations	29.7
Other Assets and Liabilities	6.1
Total Net Assets	100.0

(b) Percentage based upon net assets. At period end, the Fund held investments in an affiliated money market fund, U.S. Treasury Bills and U.S. Government and U.S. Government agency obligations, which have been segregated to cover obligations relating to the Fund's investments in open derivatives contracts which provide exposure to the commodities market. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the consolidated financial statements.

Portfolio Management

Threadneedle International Limited

David Donora

Nicolas Robin

Semiannual Report 2013
2

Columbia Variable Portfolio — Commodity Strategy Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class 1	1,000.00	1,000.00	930.00	*	1,020.11	1.40	*	4.46	0.90	*
Class 2	1,000.00	1,000.00	931.00	*	1,018.88	1.79	*	5.69	1.15	*

*For the period April 30, 2013 through June 30, 2013. Class 1 and Class 2 shares commenced operations on April 30, 2013.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
3

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Government & Agency Obligations 29.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Bank Discount Notes 12/13/13	1.690%	7,000,000	6,997,116
Federal Home Loan Mortgage Corp. Discount Notes 12/09/13	0.090%	7,000,000	6,997,186
Federal National Mortgage Association 08/20/13	1.250%	7,000,000	7,011,846
Total U.S. Government & Agency Obligations (Cost: $21,002,778)			21,006,148
Treasury Bills 14.2%
Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
U.S. Treasury Bills 08/22/13	0.030%	9,999,589	9,999,581
Total Treasury Bills (Cost: $9,999,589)			9,999,581

Money Market Funds 50.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(a)(b)	35,258,502	35,258,502
Total Money Market Funds (Cost: $35,258,502)		35,258,502
Total Investments (Cost: $66,260,869)		66,264,231
Other Assets & Liabilities, Net		4,322,089
Net Assets		70,586,320

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $4,362,843 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Brent Crude	77	7,832,440	September 2013	—	(149,079)
Cattle Feeder	23	1,718,675	August 2013	31,598	—
Coffee "C"	20	903,000	September 2013	—	(55,215)
Copper	57	4,376,175	December 2013	—	(379,567)
Corn	162	4,432,725	September 2013	—	(243,849)
Cotton No. 2	20	840,100	December 2013	—	(26,970)
Gas Oil	37	3,245,825	August 2013	18,355	—
Gasoline	51	5,816,815	August 2013	—	(228,123)
Gold 100 oz.	52	6,363,240	August 2013	—	(979,485)
Heating Oil	22	2,651,141	November 2013	—	(33,188)
Live Cattle	46	2,351,520	December 2013	48,880	—
LME Pri Aluminum	55	2,470,188	November 2013	—	(146,590)
LME Lead	28	1,441,300	November 2013	109	—
LME Nickel	9	742,392	November 2013	—	(69,234)
Natural Gas	215	7,838,900	November 2013	—	(1,213,426)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
4

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Futures Contracts Outstanding at June 30, 2013 (continued)

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Red Wheat	13	508,950	December 2013	—	(17,490)
Silver	20	1,947,000	September 2013	—	(232,139)
Soybean	62	3,881,200	November 2013	—	(204,029)
Soybean Meal	50	1,870,000	December 2013	42,855	—
Soybean Oil	72	1,949,184	December 2013	—	(131,504)
Sugar #11	68	1,288,627	October 2013	—	(28,060)
Sugar #11	71	1,410,685	March 2014	10,323	—
Wheat CBT	49	1,645,175	December 2013	—	(144,636)
Wheat KCB	31	1,100,887	December 2013	—	(109,428)
WTI Crude	24	2,282,400	November 2013	20,972	—
Total				173,092	(4,392,012)

Notes to Consolidated Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,000	75,904,682	(40,665,180)	35,258,502	8,116	35,258,502

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities
U.S. Government & Agency Obligations	—	21,006,148	—	21,006,148
Treasury Bills	9,999,581	—	—	9,999,581
Total Short-Term Securities	9,999,581	21,006,148	—	31,005,729
Other
Money Market Funds	35,258,502	—	—	35,258,502
Total Other	35,258,502	—	—	35,258,502
Investments in Securities	45,258,083	21,006,148	—	66,264,231
Derivatives
Assets
Futures Contracts	173,092	—	—	173,092
Liabilities
Futures Contracts	(4,392,012)	—	—	(4,392,012)
Total	41,039,163	21,006,148	—	62,045,311

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $31,002,367)	$31,005,729
Affiliated issuers (identified cost $35,258,502)	35,258,502
Total investments (identified cost $66,260,869)	66,264,231
Cash	392,786
Margin deposits on futures contracts	4,362,843
Receivable for:
Dividends	5,383
Interest	32,599
Expense reimbursement due from Investment Manager	209
Other assets	12,196
Total assets	71,070,247
Liabilities
Payable for:
Capital shares purchased	149
Variation margin on futures contracts	461,106
Investment management fees	1,070
Distribution and/or service fees	1
Transfer agent fees	117
Administration fees	156
Compensation of board members	2,088
Other expenses	19,240
Total liabilities	483,927
Net assets applicable to outstanding capital stock	$70,586,320
Represented by
Paid-in capital	$75,188,057
Excess of distributions over net investment income	(61,241)
Accumulated net realized loss	(324,938)
Unrealized appreciation (depreciation) on:
Investments	3,362
Futures contracts	(4,218,920)
Total — representing net assets applicable to outstanding capital stock	$70,586,320

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1
Net assets	$70,417,720
Shares outstanding	7,675,243
Net asset value per share	$9.17
Class 2
Net assets	$168,600
Shares outstanding	18,374
Net asset value per share	$9.18

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)(a)

Net investment income
Income:
Dividends — affiliated issuers	$8,116
Interest	1,574
Total income	9,690
Expenses:
Investment management fees	43,322
Distribution and/or service fees
Class 2	41
Transfer agent fees
Class 1	4,716
Class 2	10
Administration fees	6,301
Compensation of board members	2,038
Custodian fees	15,511
Printing and postage fees	9,151
Professional fees	8,403
Other	1,352
Total expenses	90,845
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(19,914)
Total net expenses	70,931
Net investment loss	(61,241)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(717)
Futures contracts	(324,221)
Net realized loss	(324,938)
Net change in unrealized appreciation (depreciation) on:
Investments	3,362
Futures contracts	(4,218,920)
Net change in unrealized appreciation (depreciation)	(4,215,558)
Net realized and unrealized loss	(4,540,496)
Net decrease in net assets from operations	$(4,601,737)

(a) For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

Six Months Ended June 30, 2013(a) (Unaudited)
Operations
Net investment loss	$(61,241)
Net realized loss	(324,938)
Net change in unrealized appreciation (depreciation)	(4,215,558)
Net decrease in net assets resulting from operations	(4,601,737)
Increase (decrease) in net assets from capital stock activity	75,168,057
Total increase in net assets	70,566,320
Net assets at beginning of period	20,000
Net assets at end of period	$70,586,320
Excess of distributions over net investment income	$(61,241)

(a) For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)(a)
	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	7,674,243	75,000,000
Net increase	7,674,243	75,000,000
Class 2 shares
Subscriptions	17,449	168,783
Redemptions	(75)	(726)
Net increase	17,374	168,057
Total net increase	7,691,617	75,168,057

(a) For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six Months Ended June 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$9.86
Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss	(0.68)
Total from investment operations	(0.69)
Net asset value, end of period	$9.17
Total return	(7.00%)
Ratios to average net assets(b)
Total gross expenses	1.15	%(c)
Total net expenses(d)	0.90	%(c)
Net investment loss	(0.78	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$70,418
Portfolio turnover	0%

Notes to Consolidated Financial Highlights

(a)  For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class 2	Six Months Ended June 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$9.86
Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized loss	(0.66)
Total from investment operations	(0.68)
Net asset value, end of period	$9.18
Total return	(6.90%)
Ratios to average net assets(b)
Total gross expenses	1.47	%(c)
Total net expenses(d)	1.15	%(c)
Net investment loss	(1.02	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$169
Portfolio turnover	0%

Notes to Consolidated Financial Highlights

(a)  For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On April 11, 2013, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $20,000 in the Fund (1,000 shares for Class 1 and 1,000 shares for Class 2), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on April 30, 2013.

These consolidated financial statements cover the period from April 30, 2013 (commencement of operations) to June 30, 2013.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while

Semiannual Report 2013
15

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives

Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk,

Semiannual Report 2013
16

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to commodity markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. In the event of a bankruptcy or insolvency of a futures commission merchant that holds the margin on behalf of the Fund, the Fund may not be entitled to the return of all of the margin owed to the Fund, resulting in a loss. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the consolidated financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; the impact and the location of derivative transactions over the period in the Consolidated Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	173,092	*
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	4,392,012	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Consolidated Statement of Operations for the period ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	(324,221)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	(4,218,920)

The following table is a summary of the volume of derivative instruments for the period ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	2,326

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts,

Semiannual Report 2013
17

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the

Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Basis for Consolidation

CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The Investment Manager is responsible for the Subsidiary's day-to-day business pursuant to a separate investment management services agreement between the Subsidiary and the Investment Manager. At June 30, 2013, the Fund's investment in the Subsidiary represented $14,758,053 or 20.1% of the net assets of the Fund.

The consolidated financial statements present the portfolio holdings, financial position and results of operations of the Fund and wholly-owned subsidiary on a consolidated basis.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.55% to 0.44% as the Fund's net assets increase. The annualized effective investment management fee rate for the period ended June 30, 2013 was 0.55% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the

Semiannual Report 2013
18

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the period ended June 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period ended June 30, 2013, other expenses paid to this company were $86.

Other expenses also include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	0.90%
Class 2	1.15

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2013
19

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $66,261,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,000
Unrealized depreciation	—
Net unrealized appreciation	$3,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $0 and $0, respectively, for the period ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 99.8% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Significant Risks

Commodity — Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. Limited or no active trading market may exist for certain commodities investments, which may impair the Fund's ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and

Semiannual Report 2013
20

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
21

Columbia Variable Portfolio — Commodity Strategy Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Commodity Strategy Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (Threadneedle or the Subadviser), an affiliate of Columbia Management, the Subadviser performs portfolio management and related services for the Fund.

At the January 14-16, 2013 in-person meeting (the January Meeting) of the Fund's Board of Trustees (the Board), the Board, including the independent Board members (the Independent Trustees), considered approval of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). At the January Meeting, independent legal counsel to the Independent Trustees (Independent Legal Counsel) reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its most recent consideration and approval of advisory and subadvisory agreements for annual renewal purposes at the April 2012 meeting (the April Meeting) and, in that connection, Independent Legal Counsel's discussion of their legal responsibilities and the various factors that should be considered in determining whether to approve such advisory agreements. The Board took into account the variety of written materials and oral presentations it received at the January Meeting and that the Investment Review Committee received at its November 14, 2012 meeting (the November Investment Review Committee Meeting) in connection with the evaluation of the services proposed to be provided by Columbia Management and Threadneedle. The Board also took into account reports from various committees, including, importantly, the reports from the Contracts Committee with respect to quality of services, profitability and fees and expenses; the Investment Review Committee, with respect to investment performance, client commission and trading practices; and the Compliance Committee, with respect to the overall effectiveness of the compliance program. All of the materials presented were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's proposed expense cap), and the final materials were revised to reflect comments provided by these Board representatives. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Advisory Agreements.

Nature, Extent and Quality of Services to be Provided by Columbia Management and Threadneedle

The Board considered its analysis (at the January Meeting and prior meetings, including the April Meeting) of various reports and presentations they had received, detailing the services to be performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel. The Board specifically considered the operations and financial reporting of the Fund's proposed wholly-owned subsidiary to be organized under the laws of the Cayman Islands (the Subsidiary) for purposes of providing the Fund with exposure to the commodities markets within the limitations of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to "regulated investment companies." With regard to the proposed service provider agreements for the Fund, including the Subadvisory Agreement, the Board considered that each service provider would be required to manage the assets of (or administer) the Subsidiary as if they are held directly by the Fund.

The Board also discussed the compliance programs of Columbia Management and Threadneedle, and observed that each program had previously been reviewed by the Fund's Chief Compliance Officer and the Board. The Board also recalled its review of the financial condition of Columbia Management and Threadneedle, respectively, at the April Meeting, and each entity's ability to carry out its respective responsibilities under the Advisory Agreements. The Board also discussed, in particular, that, in adhering to the Fund's investment restrictions and policies, as well as the Fund's compliance policies and procedures, Columbia Management will treat the assets of the Subsidiary generally as if the assets are held directly by the Fund. Moreover, in connection with the Board's evaluation of the overall package of services to be provided by Columbia Management, the Board considered the quality of the administrative services proposed to be provided by Columbia Management to the Fund, as well as the quality of the transfer agency services proposed to be provided by Columbia Management's affiliate.

The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management and the Subadviser). Based on the foregoing, and based on

Semiannual Report 2013
22

Columbia Variable Portfolio — Commodity Strategy Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

other information received (both oral and written) at the January Meeting and the November Investment Review Committee Meeting, as well as other considerations, the Board concluded that Columbia Management and its affiliates, including the Subadviser, were in a position to provide a high quality and level of services to the Fund.

Investment Performance

Although the consideration of a fund's investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Fund had no performance history. However, the Board did consider Columbia Management's and Threadneedle's overall performance record in managing an existing fund managed in an identical manner as proposed for the Fund (the Clone Fund). The Board also considered the performance track record, investment experience and credentials of the proposed portfolio management team from Threadneedle, which is the same team managing the Clone Fund.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. It was noted that the applicable fees to be charged to the Fund under the Advisory Agreements are proposed to be calculated as if the assets and liabilities of the Subsidiary are held directly by the Fund. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for the Fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). In this regard, the Board considered that the proposed investment management services fee rates are identical to those charged to the Clone Fund, and that the proposed expense cap for the Fund is lower than the median expense ratio of the Fund's peer group and the gross expenses of the Fund, based on expected net assets, were projected at a level below the proposed expense cap.

The Board also reviewed the proposed level of subadvisory fees payable to Threadneedle, noting that the fees would be paid by Columbia Management and do not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fee rate for Threadneedle was identical to that of the Clone Fund and generally consistent with the fee arrangements in place for Threadneedle subadvisory agreements with other Funds. The Board also recalled management's review at the January Meeting of the anticipated operating expenses of the Subsidiary, noting their expected immateriality to the Fund.

The Board considered that management affiliates would earn additional revenue for providing transfer agency and administrative services to the Fund. The Board observed that the proposed administrative and transfer agency fee rates were identical to other Funds. The Board also considered the expected profitability of Columbia Management and its affiliates in connection with providing investment management and other services to the Fund. The Board noted that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board recalled its review of Columbia Management's profitability from the Clone Fund and other Funds at the April Meeting and its conclusion that the profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that may be realized by Columbia Management and its affiliates as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing of these economies of scale.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed fees to be paid under each of the proposed Advisory Agreements were fair and reasonable in light of the extent and quality of services expected to be provided. In reaching this conclusion, no single factor was determinative. On January 16, 2013, the Board, including all of the Independent Trustees, approved each of the Advisory Agreements.

Semiannual Report 2013
23

This page intentionally left blank.

Semiannual Report 2013
24

Columbia Variable Portfolio — Commodity Strategy Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
25

Columbia Variable Portfolio — Commodity Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6631 A (8/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 15, 2013